(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND: MONEY MARKET PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 1997
CONTENTS



PERFORMANCE                         3    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                           4    THE MANAGER'S REVIEW OF FUND PERFORMANCE, STRATEGY
                                         AND OUTLOOK.

INVESTMENTS                         5    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS                8    STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                         CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                               10   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT ACCOUNTANTS   12   THE AUDITORS' OPINION.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
PERFORMANCE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED        PAST 1   PAST 5   PAST 10
DECEMBER 31, 1997    YEAR     YEARS    YEARS

VIP: MONEY MARKET    5.51%    4.85%    5.87%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
If Fidelity had not reimbursed certain fund expenses, the past five and 10 year total returns would have been lower. Yield will vary. YIELD
ROW: 1, COL: 1, VALUE: 5.56
ROW: 1, COL: 2, VALUE: 2.6
ROW: 2, COL: 1, VALUE: 5.4
ROW: 2, COL: 2, VALUE: 2.65
ROW: 3, COL: 1, VALUE: 5.37
ROW: 3, COL: 2, VALUE: 2.65
ROW: 4, COL: 1, VALUE: 5.19
ROW: 4, COL: 2, VALUE: 2.63
ROW: 5, COL: 1, VALUE: 5.28
ROW: 5, COL: 2, VALUE: 2.64
MONEY MARKET
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
  12/31/97 10/1/97 7/2/97 4/2/97 12/30/96

 VIP: MONEY MARKET 5.56% 5.40% 5.37% 5.19% 5.28%

 MMDA 2.60% 2.65% 2.65% 2.63% 2.64%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. The MMDA average is supplied by BANK RATE MONITOR. TM

COMPARING PERFORMANCE
There are some important differences between a bank
money market deposit account (MMDA) and a
money market fund. First, the U.S. government neither
insures nor guarantees a money market fund. In fact,
there is no assurance that a money fund will maintain a
$1 share price. Second, a money market fund returns
to its shareholders income earned by the fund's
investments after expenses. This is in contrast to
banks, which set their MMDA rates periodically
based on current interest rates, competitors' rates,
and internal criteria.
3
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Robert Duby, Portfolio Manager of Money Market
Portfolio
Q. BOB, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?
A. The investing environment was much more challenging than one would think, considering the fact that the Federal Reserve Board changed monetary policy only once in 1997. At the end of March, the Fed raised the target for the federal funds rate - the rate banks charge each other for overnight loans - to 5.50% from 5.25%. In a nutshell, economic activity was strong, while inflation remained relatively non-existent. Real GDP - gross domestic product adjusted for inflation - grew at a rate of 4.9%, 3.3% and 3.1% in the first, second and third quarters, respectively. I think this was quite a strong performance, considering that we were in the midst of one of the longest periods of economic expansion in recent memory. Inflation at the consumer level remained modest, growing close to 2% during the period.
Q. HOW DID THE MARKET REACT TO THIS PERIOD OF RELATIVELY STRONG GROWTH AND LOW INFLATION?
A. Market activity and investor sentiment fluctuated quite wildly throughout the period. Following the rate hike in March, most market participants expected further rate increases as economic data remained strong and even surpassed most estimates. After short-term rates initially moved higher, the market settled down and short-term rates fell to a more realistic level in the late spring - especially following soothing comments from members of the Fed and the release of reports that showed a slowdown in economic activity. At a July meeting, Fed Chairman Alan Greenspan indicated that productivity improvements allowed the economy to grow at a faster rate without the risk of emerging inflation. In August, however, a stronger string of economic data caused a quick reversal in sentiment and short-term interest rates rose once again. In addition, the minutes from the Federal Open Market Committee's July meeting, which were released in August, reflected the committee's concern about the risks that stronger growth might pose for the economy. Investor sentiment that the Fed might raise rates, which was factored into the market, was quickly reversed in October when financial problems arose in Southeast Asia. In December, we saw short-term interest rates rise as market participants worked to clean up their balance sheets by selling unwanted securities at favorable prices.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS PERIOD?
A. The fund's average maturity remained in the 40- to 50-day range throughout most of the year. The fund maintained its longest maturity following the rate tightening in March and at year end to take advantage of the temporary rise in short-term interest rates. In other words, the fund's maturity generally lengthened when the market was weak and shortened when the market improved. In June and July, the fund maintained its shortest average maturity as the market adjusted to slightly softer economic data.
Q. WHAT'S YOUR OUTLOOK?
A. I anticipate steady interest-rate policy over the next few months - or at least until the financial problems in Japan and Southeast Asia are controlled to the point that they're not affecting the economies of other countries. Demand for U.S. exports should fall as many of these Asian countries struggle to resolve their problems. Economic activity in the U.S. remained strong at the end of the period, and while wage pressures could still surface, other inflationary pressures should remain well under control. On top of that, I think intensified competition from abroad will counter most of the inflationary pressures in the U.S. Toward the end of the year, more and more forecasts were calling for unchanged Fed policy throughout all of 1998
- sentiment that likely would cause the money markets to rally in the near term.



FUND FACTS
GOAL: income and share price stability by
investing in high-quality, short-term investments
START DATE: April 1, 1982
SIZE: as of December 31, 1997, more than $1.0
billion
MANAGER: Robert Duby, since April 1997; joined
Fidelity in 1982
3
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


BANKERS' ACCEPTANCES - 0.2%
  DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE
AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.2%
Bank of Tokyo - Mitsubishi Ltd.
2/9/98 5.75% $ 2,000,000 $ 1,987,728
CERTIFICATES OF DEPOSIT - 37.7%
DOMESTIC CERTIFICATES OF DEPOSIT - 1.1%
Chase Manhattan Bank (USA)
2/9/98 5.75  6,000,000  6,000,000
Mellon Bank, NA
3/2/98 5.80  5,000,000  5,000,000
    11,000,000
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 26.6%
Australia & New Zealand Banking Group
4/2/98 5.70  20,000,000  20,001,450
Bank of Montreal
1/14/98 5.77  15,000,000  15,000,000
1/29/98 5.77  10,000,000  10,000,000
Bank of Nova Scotia
4/1/98 6.20  6,000,000  5,999,153
7/21/98 5.97  1,000,000  999,190
8/31/98 5.97  5,000,000  4,997,940
Bank of Tokyo - Mitsubishi Ltd.
1/22/98 5.75  2,000,000  2,000,000
Banque Nationale de Paris
2/3/98 5.65  2,000,000  2,000,000
3/2/98 5.78  10,000,000  10,000,000
Barclays Bank, PLC
2/17/98 5.75  10,000,000  10,000,000
2/20/98 5.75  5,000,000  5,000,000
3/2/98 5.80  10,000,000  10,000,000
Canadian Imperial Bank of Commerce
3/23/98 5.80  25,000,000  25,000,000
8/28/98 5.97  20,000,000  19,992,488
Credit Agicole Indosuez
3/10/98 5.80  5,000,000  5,000,000
10/19/98 5.97  5,000,000  4,997,333
Den Danske Bank A/S
3/5/98 5.81  5,000,000  5,000,000
Deutsche Bank, AG
8/11/98 5.90  5,000,000  4,998,555
National Westminster Bank, PLC
1/28/98 5.80  8,000,000  8,000,000
2/12/98 5.75  2,000,000  2,000,000
6/23/98 6.00  10,000,000  9,996,003
7/22/98 5.89  10,000,000  9,997,137
Norddeutsche Landesbank Girozentrale
10/21/98 5.97  5,000,000  4,997,996
Sanwa Bank, Ltd. Japan
1/29/98 5.79  5,000,000  5,000,036
2/6/98 5.80  2,000,000  2,000,000
Societe Generale, France
2/18/98 5.77  10,000,000  10,000,000
3/4/98 5.81  5,000,000  5,000,000
3/9/98 5.81  5,000,000  5,000,000
3/9/98 5.85  5,000,000  5,000,000
4/14/98 5.75  5,000,000  5,000,000
4/15/98 5.90  1,000,000  1,000,539
6/16/98 6.00  1,000,000  999,265
Swiss Bank Corp.
2/2/98 5.65  13,000,000  13,000,000
2/23/98 5.80  20,000,000  20,000,000
    267,977,085

  DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE
AMOUNT (NOTE 1)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 10.0%
ABN-AMRO Bank NV
1/14/98 5.70% $ 5,000,000 $ 5,000,014
Abbey National, Treasury Services
3/4/98 5.87  5,000,000  5,000,000
3/11/98 5.83  15,000,000  15,000,000
Barclays Bank, PLC
4/23/98 5.80  10,000,000  10,000,000
Bayerische Hypotheken-und Wechsel
2/17/98 5.75  10,000,000  10,000,373
3/4/98 5.80  5,000,000  5,000,083
Bayerische Landesbank Girozentrale
2/23/98 5.76  3,000,000  3,000,000
Bayerische Vereinsbank AG
3/3/98 5.80  15,000,000  15,000,122
3/16/98 5.72  4,000,000  4,000,228
Credit Agricole Indosuez
2/9/98 5.66  5,000,000  4,999,833
Dresdner Bank, AG
2/19/98 5.75  2,000,000  2,000,050
Norddeutsche Landesbank Girozentrale
3/16/98 5.73  1,000,000  1,000,020
Rabobank Nederland, Coop. Central
2/25/98 5.76  2,000,000  1,999,997
Sanwa Bank, Ltd. Japan
1/30/98 5.75  3,000,000  3,000,023
Toronto-Dominion Bank
2/17/98 5.75  5,000,000  5,000,000
4/9/98 5.75  2,000,000  1,999,668
Westdeutsche Landesbank
2/2/98 5.75  5,000,000  5,000,042
Westpac Banking Corp.
3/9/98 5.81  4,000,000  4,000,126
    101,000,579
TOTAL CERTIFICATES OF DEPOSIT   379,977,664
COMMERCIAL PAPER - 42.0%
ABN-AMRO North America, Inc.
3/10/98 5.81  5,000,000  4,945,930
Abbey National, North America
3/17/98 5.70  15,000,000  14,826,875
Aspen Funding Corp.
1/28/98 6.04  9,727,000  9,683,228
Asset Securitization COOP. Corp.
1/21/98 5.70  5,000,000  4,984,388
2/9/98 5.86  5,000,000  4,968,583
2/17/98 5.82  10,000,000  9,924,800
2/23/98 5.78  6,000,000  5,949,738
Associates Corp. of North America
2/5/98 5.83  6,000,000  5,966,283
2/25/98 5.78  5,000,000  4,956,458
3/20/98 5.83  5,000,000  4,937,708
A.H. Robins Company, Inc.
1/29/98 5.70  10,000,000  9,956,289
BBL North America, Inc.
2/25/98 5.80  2,000,000  1,982,537
Bank of Nova Scotia
1/26/98 5.77  10,000,000  9,960,347
Beneficial Corp.
2/11/98 5.78  5,000,000  4,967,541
COMMERCIAL PAPER - CONTINUED
  DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE
AMOUNT (NOTE 1)
Caisse des Depots et Consigns
1/22/98 5.89% $ 20,000,000 $ 19,931,750
CIESCO, L.P.
2/5/98 5.80  5,000,000  4,972,048
Citibank Credit Card Master Trust I (Dakota Certificate Program)
2/9/98 5.86  2,000,000  1,987,433
2/12/98 5.78  10,000,000  9,933,500
Eiger Capital Corp.
1/23/98 5.89  3,000,000  2,989,275
1/26/98 5.94  3,000,000  2,987,708
1/28/98 5.94  5,000,000  4,977,875
2/11/98 5.86  5,000,000  4,966,972
Enterprise Funding Corp.
1/26/98 5.88  5,000,000  4,979,757
1/28/98 5.81  6,065,000  6,038,844
1/30/98 5.81  3,860,000  3,842,120
1/30/98 6.09  5,164,000  5,138,832
2/4/98 5.87  4,376,000  4,351,946
3/30/98 5.87  5,000,000  4,929,355
Fina Oil and Chemical Company
2/3/98 5.90  2,000,000  1,989,275
Ford Motor Credit Corp.
3/4/98 5.80  25,000,000  24,753,722
GTE Corp.
1/8/98 6.14  2,000,000  1,997,628
1/27/98 6.39  2,000,000  1,990,828
General Electric Capital Corp.
1/21/98 5.76  12,000,000  11,961,933
2/5/98 5.77  25,000,000  24,861,458
2/11/98 5.77  10,000,000  9,935,197
General Electric Co.
2/9/98 5.77  25,000,000  24,845,895
General Motors Acceptance Corp.
1/28/98 5.73  4,000,000  3,983,050
2/11/98 5.85  13,000,000  12,914,571
3/9/98 5.76  5,000,000  4,947,982
Goldman Sachs Group, L.P. (The)
1/26/98 5.89  7,000,000  6,971,611
Grand Metropolitan Capital Corp.
1/7/98 5.70  2,000,000  1,998,150
Kitty Hawk Funding Corp.
2/12/98 5.94  2,000,000  1,986,233
Matterhorn Capital Corp. (LOC Union Bank of Switzerland)
2/13/98 5.90  5,000,000  4,965,062
Merrill Lynch & Co., Inc.
2/10/98 5.78  2,000,000  1,987,333
3/16/98 5.73  3,000,000  2,965,652
Monsanto Co.
2/25/98 5.84  3,000,000  2,973,508
Morgan Stanley, Dean Witter, Discover & Co.
2/19/98 5.78  5,000,000  4,961,208
2/23/98 5.92  17,000,000  17,000,000
Nationwide Building Society
1/23/98 5.65  7,000,000  6,976,173
3/9/98 5.81  5,000,000  4,946,679
3/10/98 5.82  7,000,000  6,924,170
New Center Asset Trust
2/17/98 5.78  5,000,000  4,962,771
2/17/98 5.80  5,000,000  4,962,661
3/19/98 5.83  5,000,000  4,938,506

  DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE
AMOUNT (NOTE 1)
Norfolk Southern Corp.
1/14/98 6.14% $ 2,000,000 $ 1,995,594
1/21/98 6.35  2,000,000  1,992,988
1/22/98 6.19  3,000,000  2,989,237
Preferred Receivables Funding Corp.
1/23/98 5.89  1,425,000  1,419,905
Rabobank U.S.A. Financial Corp.
4/2/98 5.70  5,000,000  4,929,980
Scotiabanc Inc.
2/11/98 5.75  10,000,000  9,935,425
Sears Roebuck Acceptance Corp.
1/27/98 5.67  2,000,000  1,991,925
2/11/98 5.91  3,000,000  2,980,012
2/13/98 5.91  3,000,000  2,979,037
Transamerica Financial Corp.
1/28/98 5.78  5,000,000  4,978,550
Unifunding, Inc.
3/9/98 5.82  3,000,000  2,968,007
TOTAL COMMERCIAL PAPER   422,900,036
FEDERAL AGENCIES - 1.0%
FANNIE MAE - AGENCY COUPONS - 1.0%
3/13/98 5.84 (a)  10,000,000  9,997,855
BANK NOTES - 3.0%
Comerica Bank
3/27/98 6.20  5,000,000  4,997,778
First Bank NA - Minnesota
1/21/98 5.92 (a)  5,000,000  4,997,929
Key Bank, NA
1/26/98 5.89 (a)  4,000,000  3,998,695
1/28/98 5.95 (a)  5,000,000  4,997,770
9/23/98 5.84 (a)  2,000,000  1,998,857
Morgan Guaranty Trust Co., NY
8/31/98 5.85  5,000,000  5,001,527
South Trust Bank
1/12/98 5.96 (a)  2,000,000  1,999,193
US Bank, NA
1/21/98 5.91 (a)  2,000,000  1,999,018
TOTAL BANK NOTES   29,990,767
MASTER NOTES (A) - 3.7%
Goldman Sachs Group, L. P. (The) (c)
  3/13/98 5.91  10,000,000  10,000,000
5/4/98 5.75  2,000,000  2,000,000
J.P. Morgan Securities
1/8/98 5.75  4,000,000  4,000,000
Morgan Stanley Group, Inc.
1/8/98 5.94  14,000,000  14,000,000
Norwest Corp.
1/2/98 5.72  7,000,000  7,000,000
TOTAL MASTER NOTES   37,000,000
MEDIUM-TERM NOTES (A) - 6.7%
  DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE
AMOUNT (NOTE 1)
Beneficial Corp.
1/11/98 5.67% $ 2,000,000 $ 1,999,655
Capital One Funding Corp. (1994-B)
1/8/98 6.00  3,289,000  3,289,000
Capital One Funding Corp. (1995-E)
1/8/98 6.00  5,637,000  5,637,000
General Motors Acceptance Corp.
1/2/98 6.24  2,000,000  1,999,954
2/1/98 5.67  6,000,000  6,000,377
2/1/98 5.75  5,000,000  5,000,000
Liquid Asset Backed Security Trust (1996-1) (b)
1/15/98 5.96   5,000,000  5,000,000
Liquid Asset Backed Securities Trust (1996-2) (b)
1/2/98 5.95   7,000,000  7,000,000
Liquid Asset Backed Securities Trust (1997-5) (b)
1/20/98 5.94   10,000,000  10,000,000
Merrill Lynch & Co., Inc.
1/2/98 6.20   4,000,000  3,999,703
1/6/98 5.97   2,000,000  1,999,867
Morgan Stanley, Dean Witter, Discover & Co.
4/15/98 5.75   5,000,000  5,000,000
New York Life Insurance Co.
3/23/98 5.89   5,000,000  5,000,000
Norwest Corp.
1/22/98 5.83   6,000,000  6,000,000
TOTAL MEDIUM-TERM NOTES   67,925,556
SHORT-TERM NOTES (A) - 4.5%
SMM Trust 1996-P (b)
1/16/98 5.96  4,000,000  4,000,000
SMM Trust 1997-X (b)
1/12/98 6.00  10,000,000  10,000,000
SMM Trust (1997-V) (b)
1/26/98 5.97  8,000,000  8,000,000
Strategic Money Market Trust (1997-A) (b)
3/23/98 5.91  20,000,000  20,000,000
Transamerica Life Insurance and Annuity Co.
3/16/98 5.92  3,000,000  3,000,000
TOTAL SHORT-NOTES   45,000,000
TIME DEPOSITS - 0.6%
Sumitomo Bank, Ltd. Japan
2/2/98 6.38  6,000,000  6,000,000
REPURCHASE AGREEMENTS - 0.6%
   MATURITY
   AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 12/31/97 due 1/2/98
 At 6.59%  $ 5,976,187  5,974,000
TOTAL INVESTMENTS - 100%  $1,006,753,606
Total Cost for Income Tax Purposes - $1,006,753,606
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $64,000,000 or 6.3% of net assets.
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION
SECURITY DATE COST
Goldman Sachs
Group, L.P. (The)
5.91%, 3/13/98 6/11/97 $ 10,000,000
Goldman Sachs
Group, L.P. (The)
5.75%,  5/4/98  8/5/97 $ 2,000,000
INCOME TAX INFORMATION
At December 31, 1997, the fund had a capital loss carryforward of approximately $57,000 of which $29,000 and $28,000 will expire on December 31, 2002 and 2005, respectively.
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                   $ 1,006,753,606
(INCLUDING REPURCHASE AGREEMENTS
OF $5,974,000) - SEE
ACCOMPANYING SCHEDULE

CASH                                                  1,074

SHARE TRANSACTIONS IN PROCESS                         19,184,152

INTEREST RECEIVABLE                                   6,211,548

 TOTAL ASSETS                                         1,032,150,380

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED     $ 11,000,000

DISTRIBUTIONS PAYABLE                  35,206

ACCRUED MANAGEMENT FEE                 206,182

OTHER PAYABLES AND                     114,890
ACCRUED EXPENSES

 TOTAL LIABILITIES                                    11,356,278

NET ASSETS                                           $ 1,020,794,102

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                      $ 1,020,852,852

ACCUMULATED NET REALIZED GAIN                         (58,750)
(LOSS) ON INVESTMENTS

NET ASSETS, FOR 1,020,837,796                        $ 1,020,794,102
SHARES OUTSTANDING

NET ASSET VALUE, OFFERING PRICE                       $1.00
AND REDEMPTION PRICE PER
SHARE ($1,020,794,102 (DIVIDED BY)
1,020,837,796 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INTEREST INCOME                                                       $ 62,581,312

EXPENSES

MANAGEMENT FEE                                          $ 2,325,636

TRANSFER AGENT FEES                                      810,738

ACCOUNTING FEES AND EXPENSES                             133,309

NON-INTERESTED TRUSTEES' COMPENSATION                    5,882

CUSTODIAN FEES AND EXPENSES                              38,590

AUDIT                                                    23,053

LEGAL                                                    5,116

MISCELLANEOUS                                            82,375

 TOTAL EXPENSES BEFORE REDUCTIONS                        3,424,699

 EXPENSE REDUCTIONS                                      (4,815        3,419,884
                                                        )

NET INTEREST INCOME                                                    59,161,428

NET REALIZED GAIN (LOSS)                                               (30,044
 ON INVESTMENTS                                                       )

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 59,131,384

OTHER INFORMATION

 EXPENSE REDUCTIONS

  CUSTODIAN CREDITS                                                   $ 4,815


STATEMENT OF CHANGES IN NET ASSETS
                    YEAR ENDED          YEAR ENDED
                    DECEMBER 31, 1997   DECEMBER 31, 1996

INCREASE
(DECREASE) IN
NET ASSETS

OPERATIONS          $ 59,161,428        $ 49,421,275
NET INTEREST
INCOME

 NET REALIZED        (30,044)            49,076
GAIN (LOSS)

 NET INCREASE        59,131,384          49,470,351
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (59,161,428)        (49,421,275)
SHAREHOLDERS
FROM NET
INTEREST
INCOME

SHARE                1,984,694,072       1,994,407,823
TRANSACTIONS AT
NET ASSET VALUE
OF $1.00 PER
SHARE
PROCEEDS FROM
SALES OF SHARES

 REINVESTMENT        59,126,220          49,421,275
OF
DISTRIBUTIONS
FROM NET
INTEREST
INCOME

 COST OF SHARES      (2,149,151,239)     (1,726,597,066)
REDEEMED

 NET INCREASE        (105,330,947)       317,232,032
(DECREASE)
IN NET
ASSETS AND
SHARES
RESULTING
FROM SHARE
TRANSACTION
S

  TOTAL              (105,360,991)       317,281,108
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        1,126,155,093       808,873,985
PERIOD

 END OF PERIOD      $ 1,020,794,102     $ 1,126,155,093


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995   1994   1993


NET ASSET VALUE,    $ 1.000       $ 1.000       $ 1.000     $ 1.000     $ 1.000
BEGINNING OF
PERIOD

INCOME FROM          .053          .052          .057        .042        .032
INVESTMENT
OPERATIONS
NET INTEREST
INCOME

LESS
DISTRIBUTIONS

 FROM NET            (.053)        (.052)        (.057)      (.042)      (.032)
INTEREST
INCOME

NET ASSET VALUE,    $ 1.000       $ 1.000       $ 1.000     $ 1.000     $ 1.000
END OF PERIOD

TOTAL RETURN A       5.51%         5.41%         5.87%       4.25%       3.23%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 1,020,794   $ 1,126,155   $ 808,874   $ 748,606   $ 353,104
OF PERIOD (000
OMITTED)

RATIO OF             .31%          .30%          .33%        .27%        .22%
EXPENSES TO                                                             B
AVERAGE NET
ASSETS

RATIO OF NET         5.32%         5.28%         5.72%       4.32%       3.16%
INTEREST
INCOME TO
AVERAGE NET
ASSETS





A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE BEEN HIGHER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED DECEMBER 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $12,000,000 or 1.2% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a basic fund fee rate of .03% of the fund's average net assets, plus a fixed income group fee rate and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from
 .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income based component is .24% of average net assets. For the period, the management fee was equivalent to an annual rate of .21% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management Inc. (formerly FMR Texas Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .07% of average net assets.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. For the period, the reduction under this arrangement is shown under the caption "Other Information" on the fund's Statement of Operations.
5. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 45% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 10% or more of the total outstanding shares of the fund, totaling 11%.
6. SHAREHOLDER TRANSACTION.
On March 14, 1997, the fund accepted assets from Nationwide Life Insurance Co. with a value of $27,320,971 in exchange for 27,320,971 shares (valued at $1.00 per share).
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund and the Shareholders of Money Market Portfolio:
We have audited the accompanying statement of assets and liabilities of Variable Insurance Products Fund: Money Market Portfolio, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Variable Insurance Products Fund: Money Market Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 3, 1998




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Investments Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert K. Duby, VICE PRESIDENT
Boyce Greer, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES









(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND: HIGH INCOME PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 1997
CONTENTS



MARKET ENVIRONMENT                  3    A REVIEW OF WHAT HAPPENED IN WORLD MARKETS
                                         DURING THE LAST YEAR.

PERFORMANCE                         4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                           5    THE MANAGER'S REVIEW OF FUND PERFORMANCE, STRATEGY
                                         AND OUTLOOK.

INVESTMENTS                         6    A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                         MARKET VALUES.

FINANCIAL STATEMENTS                14   STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                         CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                               17   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT ACCOUNTANTS   20   THE AUDITORS' OPINION.

DISTRIBUTIONS                       21



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. MARKET ENVIRONMENT


Despite an infectious currency crisis that erupted in Southeast Asia in October, most stock and bond markets around the globe posted another year of positive returns. Sustained corporate earnings growth, low interest-rate levels and an overall lack of inflationary concern provided a favorable investing backdrop. The U.S. and European stock markets continued to perform well, with U.S. stocks posting their third consecutive year of strong results. The problems in Southeast Asia, though, reverberated throughout the world, with investors becoming increasingly concerned toward the end of the period regarding the sustainability of corporate earnings. The U.S. bond market enjoyed a nice run in 1997.
U.S. STOCK MARKETS
The U.S. stock market went through many phases during 1997. Entering the year, the market was still being dominated by an extremely narrow contingent of well-known, large-capitalization stocks. In fact, much of the Standard & Poor's 500 Index 12-month gain of 33.36% came from these bigger stocks. Stock prices soared to historic highs and the Dow Jones Industrial Average hurtled past the 8000-point mark in August. But, investors became increasingly concerned about the market's ability to sustain its lofty performance levels. In mid-August, several large multinationals - companies that derive a significant portion of their revenues from overseas operations - justified these concerns by announcing earnings disappointments. These announcements triggered a slowdown among larger-cap stocks, while smaller- and medium-sized stocks gained momentum. From August through December, the S&P MidCap 400 Index - a measure of mid-sized stock performance - returned 6.50%, while the S&P 500 returned 2.43%.
In late October, economic turmoil shook Southeast Asia. Since this region accounts for a significant portion of world economic growth, shock tremors rippled through developed markets such as those in the U.S. and Europe, as well as emerging-market nations in Eastern Europe and Latin America. In New York, the uncertainty was punctuated by a 554-point drop in the Dow one day and a 337-point recovery the next. In terms of industry groups, moderate economic growth coupled with nonexistent inflation translated into near nirvana for the finance sector. Banks and brokerages demonstrated their ability to sustain impressive earnings growth as borrowing demand remained high and cash flows were healthy. Consolidation in the form of merger and acquisition activity also brought positive results to the group. Due to strong oil exploration and production demand, the energy service sector also fared nicely. Demand for offshore drilling, in particular, was very high and the industry enjoyed favorable pricing trends. Technology stocks were a mixed bag in 1997, with the group experiencing a decent rally through the first half of the year. The second-half Asian crisis, however, proved particularly harmful to many technology companies with Asian business ties. With Asia accounting for a considerable amount of the world's technology production, the region's economic troubles were far-reaching. Going into 1998, many money managers - sensing an economic slowdown due to Asia - were concentrating on stocks that were less cyclical, or economically sensitive.
FOREIGN STOCK MARKETS
Stock markets around the world reacted differently in 1997. Europe - bolstered by continued economic reform and a convergence in monetary policy - posted strong overall returns as Finland, Italy, Spain, Switzerland and the United Kingdom led the way. The Morgan Stanley Capital International (MSCI) Europe Index returned 24.17% during the period. In contrast, the MSCI EAFE Index, which measures the performance of Europe, Australasia and the Far East, reflected the problems brought on by the Asian crisis. The MSCI EAFE returned 2.01% for the period. Japan and Hong Kong were two noteworthy laggards, as economic recovery in Japan trudged along and Hong Kong felt the brunt of Asia's woes. Emerging market equity performance was solid through the first half of the period, but trailed off some in the second. Uncertainty in Asia and South Korea made some investors question the well-being of other pivotal emerging-market nations such as Russia, which proved particularly vulnerable to the Asian dilemma.
U.S. BOND MARKETS
Bonds benefited from low interest rates - which in turn drove prices upward - as well as a distinct lack of inflation indicators. The Lehman Brothers Aggregate Bond Index - a measure of the U.S. taxable bond market - returned 9.65% during the year. The Federal Reserve Board's raising of a key short-term interest rate in March proved to be one of the few obstacles to the bond market. Bonds rallied from April through mid-September, buoyed in large part by encouraging economic data and the Fed's reluctance to raise rates further. Additionally, while the Asian crisis brought some equity markets to their knees, many bond markets welcomed wary stock investors in search of lower volatility. Interest rates reached attractive levels, with the yield on the 30-year Treasury bond going below the 6% mark in November. Corporate bonds performed reasonably well due to continued economic growth and high demand for yield. Mortgage-backed bonds also fared relatively well, in spite of increased refinancing activity due to the lower rates.
FOREIGN BOND MARKETS
While low inflation and steady growth boosted the U.S. bond market, results were varied on the international front. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 0.23% for the 12 months that ended December 31, 1997. In Europe, countries continued to make progress in the drive toward meeting European Monetary Union requirements. But a strong dollar relative to many currencies eroded gains for U.S.-based investors. Japan - one of the more significant components of the Salomon Brothers index - continued to struggle as economic reform continued to develop slowly. The often-volatile world of emerging-market debt also had mixed results, as Asian concerns trickled into these regions. Brazil and Argentina performed well, while Ecuador stumbled due to political uncertainty. Nevertheless, The J.P. Morgan Emerging Markets Bond Index still managed to return 16.15% during the period.
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                        PAST 1   PAST 5   PAST 10
DECEMBER 31, 1997                    YEAR     YEARS    YEARS

VIP: HIGH INCOME - "INITIAL CLASS"   17.67%   13.91%   12.81%

ML HIGH YIELD MASTER                 12.82%   11.72%   12.09%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example,
generally move in the opposite direction of interest
rates. In turn, the share price, return and yield of a
fund that invests in bonds will vary. That means if
you sell your shares during a market downturn, you
might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971231 19980126 092646 S00000000000001
             VIP High Income             ML High Yield Master
             00152                       ML002
  1987/12/31      10000.00                    10000.00
  1988/01/31      10328.76                    10273.65
  1988/02/29      10638.01                    10552.42
  1988/03/31      10561.58                    10534.96
  1988/04/30      10643.90                    10565.39
  1988/05/31      10628.07                    10620.54
  1988/06/30      10850.82                    10823.60
  1988/07/31      10963.78                    10937.97
  1988/08/31      10911.41                    10973.91
  1988/09/30      10998.88                    11084.53
  1988/10/31      11118.61                    11257.23
  1988/11/30      11076.16                    11299.39
  1988/12/31      11164.18                    11347.21
  1989/01/31      11432.46                    11517.38
  1989/02/28      11488.69                    11594.77
  1989/03/31      11341.07                    11584.46
  1989/04/30      11215.47                    11618.65
  1989/05/31      11422.69                    11832.54
  1989/06/30      11749.86                    12000.18
  1989/07/31      11672.50                    12057.01
  1989/08/31      11604.80                    12116.57
  1989/09/30      11198.75                    12001.22
  1989/10/31      10718.65                    11811.39
  1989/11/30      10727.68                    11837.86
  1989/12/31      10698.27                    11827.16
  1990/01/31      10461.79                    11596.01
  1990/02/28      10300.70                    11427.13
  1990/03/31      10192.02                    11581.60
  1990/04/30      10222.21                    11640.45
  1990/05/31      10432.25                    11850.71
  1990/06/30      10596.58                    12080.30
  1990/07/31      10760.25                    12335.59
  1990/08/31      10580.25                    11863.36
  1990/09/30      10329.38                    11347.40
  1990/10/31      10078.73                    11058.64
  1990/11/30      10315.13                    11152.32
  1990/12/31      10459.37                    11313.02
  1991/01/31      10681.28                    11472.94
  1991/02/28      11273.04                    12324.50
  1991/03/31      11672.48                    12854.40
  1991/04/30      12086.71                    13312.16
  1991/05/31      12264.24                    13377.17
  1991/06/30      12530.53                    13646.27
  1991/07/31      13003.94                    13973.25
  1991/08/31      13181.47                    14266.94
  1991/09/30      13477.35                    14448.65
  1991/10/31      13935.96                    14878.00
  1991/11/30      14054.31                    15049.86
  1991/12/31      14128.28                    15224.70
  1992/01/31      14882.78                    15757.00
  1992/02/29      15423.14                    16148.33
  1992/03/31      15921.70                    16373.64
  1992/04/30      16034.28                    16492.82
  1992/05/31      16227.27                    16755.89
  1992/06/30      16404.18                    16964.08
  1992/07/31      16725.83                    17307.79
  1992/08/31      17079.64                    17536.93
  1992/09/30      17256.55                    17736.75
  1992/10/31      16999.23                    17512.73
  1992/11/30      17208.30                    17760.75
  1992/12/31      17401.29                    17989.44
  1993/01/31      17867.69                    18432.41
  1993/02/28      18172.47                    18781.31
  1993/03/31      18591.84                    19106.92
  1993/04/30      18714.15                    19244.07
  1993/05/31      18993.73                    19503.12
  1993/06/30      19482.99                    19869.54
  1993/07/31      19675.20                    20083.11
  1993/08/31      19884.88                    20274.55
  1993/09/30      19954.77                    20374.59
  1993/10/31      20426.56                    20758.40
  1993/11/30      20618.77                    20871.93
  1993/12/31      20950.76                    21080.63
  1994/01/31      21649.71                    21542.61
  1994/02/28      21623.75                    21387.69
  1994/03/31      20895.29                    20690.73
  1994/04/30      20684.42                    20448.94
  1994/05/31      20722.76                    20376.08
  1994/06/30      20646.08                    20451.08
  1994/07/31      20722.76                    20594.84
  1994/08/31      20722.76                    20737.90
  1994/09/30      20876.12                    20730.05
  1994/10/31      20684.42                    20782.72
  1994/11/30      20511.89                    20605.94
  1994/12/31      20607.74                    20835.14
  1995/01/31      20837.78                    21129.55
  1995/02/28      21552.97                    21788.82
  1995/03/31      21821.35                    22092.05
  1995/04/30      22461.33                    22609.30
  1995/05/31      23039.38                    23315.67
  1995/06/30      23101.31                    23493.75
  1995/07/31      23658.72                    23762.33
  1995/08/31      23844.52                    23906.55
  1995/09/30      24236.77                    24180.07
  1995/10/31      24463.86                    24351.47
  1995/11/30      24587.73                    24589.17
  1995/12/31      24876.75                    24983.88
  1996/01/31      25454.80                    25378.45
  1996/02/29      25875.23                    25416.66
  1996/03/31      25807.26                    25347.64
  1996/04/30      26192.44                    25359.12
  1996/05/31      26554.97                    25542.00
  1996/06/30      26690.91                    25695.43
  1996/07/31      26600.28                    25869.89
  1996/08/31      26985.46                    26137.04
  1996/09/30      27778.49                    26697.83
  1996/10/31      27687.86                    26990.42
  1996/11/30      27982.41                    27536.09
  1996/12/31      28367.59                    27747.97
  1997/01/31      28752.77                    27961.22
  1997/02/28      29274.31                    28353.46
  1997/03/31      28364.86                    28038.55
  1997/04/30      28807.30                    28357.67
  1997/05/31      30011.70                    28921.90
  1997/06/30      30552.45                    29369.60
  1997/07/31      31658.53                    30074.41
  1997/08/31      31928.91                    30006.75
  1997/09/30      33059.57                    30519.07
  1997/10/31      32764.61                    30721.61
  1997/11/30      33010.41                    30996.75
  1997/12/31      33379.10                    31306.66
IMATRL PRASUN   SHR__CHT 19971231 19980126 092649 R00000000000123
Let's say hypothetically that $10,000 was invested in VIP: High Income Portfolio on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $33,379 - a 233.79% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $31,307 - a 213.07% increase. INVESTMENT SUMMARY
TOP FIVE HOLDINGS AS OF DECEMBER 31, 1997
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S
                                          INVESTMENTS

TIME WARNER, INC.                         2.5

NEXTLINK COMMUNICATIONS, INC.             2.2

ORION NETWORK SYSTEMS, INC.               2.0

INTERMEDIA COMMUNICATIONS, INC.           1.9

CABLEVISION SYSTEMS CORP.                 1.9

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                                   % OF FUND'S
                                   INVESTMENTS

MEDIA & LEISURE                    27.6

UTILITIES                          17.1

BASIC INDUSTRIES                   9.8

RETAIL & WHOLESALE                 4.7

INDUSTRIAL MACHINERY & EQUIPMENT   4.7

QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1997
             % OF FUND'S
             INVESTMENTS

AAA, AA, A   0.0

BAA          0.0

BA           5.5

B            51.3

CAA, CA. C   8.5

NOT RATED    4.3

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31, 1997, ACCOUNT FOR 4.3% OF THE FUND'S INVESTMENTS.
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Barry Coffman,
Portfolio Manager of
High Income Portfolio
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, BARRY?
A. Quite well. The fund significantly outperformed its benchmark, the Merrill Lynch High Yield Master Index, which had a total return of 12.82% for the year that ended December 31, 1997.
Q. WHAT HELPED THE FUND OUTPACE THE INDEX DURING THE YEAR?
A. One of the biggest contributors to the fund's outperformance was its large weighting - relative to the Merrill Lynch High Yield Master Index - in telecommunications companies. A wave of merger activity - capped by WorldCom's winning bid for MCI Communications - pushed many telecom companies to the top of the high-yield leader board. The emerging competitive local exchange networks (Clecs) that provide telephone and data transmission services to small- and mid-sized business continued to make strides by building out networks and quickening their pace of customer growth. In addition, the expectation of continued industry consolidation benefited the fund's holdings including Intermedia Communications and NEXTLINK. Also within the telecommunications sector we saw strong gains from the fund's satellite companies including PanAmSat and Orion Network. After the acquisition of PanAmSat by GM Hughes, PanAmSat's bonds were redeemed at a significant profit to the fund at year end. When Orion was acquired by Loral, its bonds were upgraded and, as a result, posted strong gains.
Q. APART FROM TELECOMMUNICATIONS HOLDINGS, WHAT WERE SOME OF THE OTHER BRIGHT SPOTS FOR THE FUND?
A. The fund's cable and broadcasting holdings also performed quite well during the year. After falling out of favor earlier in the year, cable companies staged an impressive comeback partly due to Microsoft's investment in Comcast, which excited investors about the industry. The cable companies are aggressively upgrading their networks to enhance the services they provide - including pay-per-view and cable modems. In addition, they are aggressively swapping systems with other operators to create larger, more efficient clusters. The fund's holdings in Cablevision Systems benefited from these trends, as well as an investment in the company from cable giant TCI . Among broadcasters, I focused on radio companies where a wave of merger activity boosted prices, including holdings in American Radio Systems and Chancellor Broadcasting. Other bright spots included common stocks issued by high-yield companies - those with below-investment-grade credit ratings - including Allied Waste and Viacom. Allied Waste successfully integrated a major acquisition and sold off assets. Viacom also sold some assets, including its radio and cable holdings, and made progress with its Blockbuster division.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. The fund's holdings in paper companies - particularly investments in Indonesian paper company Asia Pulp & Paper (APP) and its three subsidiaries Indah Kiat, Pindo Deli and Tjiwi Kimia - were disappointing. Not only were paper prices unable to sustain some mid-year gains, but APP's securities also were hurt in the fourth quarter of 1997, when Indonesia suffered from a host of related currency, economic, fiscal and political problems. I've held onto those investments in part because the company continues to be one of the lowest-cost producers of paper products, which are U.S. dollar-denominated, easily exported commodities. The company also has ample liquidity to execute its expansion plans and is experiencing improving profit margins due to Indonesia's currency crisis.
Q. WHAT'S YOUR OUTLOOK?
A. I'm a little cautious because I'm concerned that a large portion of the world's economy represented by Southeast Asia could sink into a depression. Not that the region provides huge demand for U.S. goods, but the threat is that cheaper Asian-based goods will undercut domestic products, and ultimately, corporate earnings. That said, it's important to remember that the high-yield market is comprised mainly of companies that do business domestically and the fallout from Asia will be indirect. The U.S. economy remains in relatively decent shape, and I think it will continue to grow, albeit at a slower pace. If inflation remains in check - which appears more likely now given Asia's problems - that would likely be a positive for the high-yield market. Of course, the effects of these countervailing forces remain to be seen. However, given the high yields that securities in this market can offer - which often serve as a "cushion" in difficult market environments - I think they stand a decent chance of outpacing U.S. stocks.



FUND FACTS
GOAL: to seek high current income by
investing in high-yielding, lower-rated fixed
income securities
START DATE: September 19, 1985
SIZE: as of December 31, 1997, more than $2.3
billion
MANAGER: Barry Coffman, since 1990; joined
Fidelity in 1986
3
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 69.6%
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
  CONVERTIBLE BONDS - 0.0%
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc.
 0%, 12/15/05 (c)(e) - $ 630,000 $ 604,800
NONCONVERTIBLE BONDS - 69.6%
AEROSPACE & DEFENSE - 1.3%
AEROSPACE & DEFENSE - 0.5%
Alliant Techsystems, Inc.
 11 3/4%, 3/1/03 B2  1,050,000  1,153,688
Argo-Tech Corp.
 8 5/8%, 10/1/07 (e) B3  5,900,000  5,900,000
Fairchild Corp.
 12%, 10/15/01 Caa  1,945,000  1,954,725
RHI Holdings, Inc.
 11 7/8%, 3/1/99 B2  2,357,000  2,357,000
  11,365,413
DEFENSE ELECTRONICS - 0.5%
Tracor, Inc. 8 1/2%, 3/1/07  B1  12,150,000  12,332,250
SHIP BUILDING & REPAIR - 0.3%
Newport News Shipbuilding, Inc.:
 8 5/8%, 12/1/06 Ba2  670,000  710,200
 9 1/4%, 12/1/06 B1  4,650,000  4,917,375
  5,627,575
TOTAL AEROSPACE & DEFENSE   29,325,238
BASIC INDUSTRIES - 9.6%
CHEMICALS & PLASTICS - 2.6%
Atlantis Group, Inc.
 11%, 2/15/03 B2  8,205,000  8,420,381
Freedom Chemical Co.
 10 5/8%, 10/15/06 B3  7,470,000  8,235,675
Huntsman Corp.
 9 1/2%, 7/1/07 (e) B2  19,400,000  20,370,000
Koppers Industries, Inc.
 9 7/8%, 12/1/07 (e) B2  4,985,000  5,128,319
Sovereign Specialty Chemicals,
 Inc. 9 1/2%, 8/1/07 (e) B3  1,070,000  1,099,425
Sterling Chemicals Holdings,
 Inc. 11 3/4%, 8/15/06 B3  15,160,000  15,463,200
  58,717,000
IRON & STEEL - 1.1%
GS Technologies Operating, Inc.
 12 1/4%, 10/1/05 B2  3,410,000  3,810,675
Republic Engineered Steels, Inc.
 9 7/8%, 12/15/01 Caa  17,315,000  16,622,400
WCI Steel, Inc. 10%, 12/1/04 B2  5,830,000  5,932,025
  26,365,100
METALS & MINING - 0.5%
Commonwealth Aluminum Corp.
 10 3/4%, 10/1/06 B2  9,815,000  10,379,363
PACKAGING & CONTAINERS - 0.1%
Huntsman Packaging Corp.
 9 1/8%, 10/1/07 (e) B2  2,660,000  2,739,800
PAPER & FOREST PRODUCTS - 5.3%
APP Finance II Mauritius Ltd.
 12%, 3/15/04 B3  11,785,000  10,135,100

 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
Advanced Argo Public
 Company Ltd.
 13%, 11/15/07 (e) B2 $ 11,250,000 $ 9,900,000
Ainsworth Lumber Co. Ltd.
 12 1/2%, 7/15/07
 pay-in-kind B3  4,930,000  4,954,650
American Pad & Paper Co.,
 Inc. 13%, 11/15/05 B3  2,290,000  2,404,500
Container Corp. of America:
 10 3/4%, 5/1/02 B1  50,000  54,375
 gtd.:
  9 3/4%, 4/1/03 B1  490,000  523,075
  11 1/4%, 5/1/04 B1  150,000  163,875
Doman Industries Ltd.:
 yankee 8 3/4%, 3/15/04 B1  20,180,000  19,473,700
 9 1/4%, 11/15/07 (e) B1  5,000,000  4,875,000
Florida Coast Paper Co.
 LLC/Florida Coast Paper
 Finance Corp., Series B,
 12 3/4%, 6/1/03 Caa  1,740,000  1,844,400
Indah Kiat Finance Mauritius
 Ltd. 10%, 7/1/07 (e) Ba3  8,250,000  6,826,875
Mail-Well Corp.
 10 1/2%, 2/15/04 B  1,640,000  1,722,000
Omega Cabinets Ltd.
 10 1/2%, 6/15/07 (e) B3  6,190,000  6,422,125
Paperboard Industries
 International, Inc.
 8 3/8%, 9/15/07 (e) Ba3  1,490,000  1,512,350
Pindo Deli Finance Mauritius
 Ltd. 10 1/4%, 10/1/02 (e) Ba3  3,740,000  3,188,350
Repap New Brusnwick, Inc.
 yankee 9 7/8%, 7/15/00 B2  4,730,000  4,824,600
SD Warren Co., Series B,
 12%, 12/15/04 B1  7,330,000  8,191,275
Specialty Paperboard, Inc.
 9 3/8%, 10/15/06 B1  5,000,000  5,225,000
Stone Container Corp.:
 12 5/8%, 7/15/98 B2  10,000,000  10,262,500
 10 3/4%, 10/1/02 B1  8,140,000  8,506,300
Tjiwi Kimia Mauritius Ltd.
 10%, 8/1/04 (e) Ba3  7,860,000  6,366,600
Tembec Finance Corp. yankee
 9 7/8%, 9/30/05 B1  4,865,000  4,998,788
  122,375,438
TOTAL BASIC INDUSTRIES   220,576,701
CONSTRUCTION & REAL ESTATE - 0.8%
BUILDING MATERIALS - 0.8%
American Architectural
 Products, Inc.
 11 3/4%, 12/1/07 (e) Caa  6,550,000  6,615,500
Airxcel, Inc. 11%,
 11/15/07 (e) B3  7,350,000  7,570,500
Insiloc Corp.
 10 1/4%, 8/15/07 B3  4,660,000  4,893,000
  19,079,000
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - 3.0%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Blue Bird Body Co.
 10 3/4%, 11/15/06 B2 $ 3,180,000 $ 3,418,500
HOME FURNISHINGS - 1.3%
Guitar Center Management Co.,
 Inc. 11%, 7/1/06 B1  6,587,000  7,311,570
Interlake Corp.
 12 1/8%, 3/1/02 B3  12,265,000  12,632,950
Knoll, Inc.
 10 7/8%, 3/15/06 B1  3,426,000  3,837,120
Sealy Mattress Co. (e):
 9 7/8%, 12/15/07 B3  3,530,000  3,618,250
 0%, 12/15/07 (c) B3  4,855,000  2,937,275
  30,337,165
TEXTILES & APPAREL - 1.5%
Nine West Group, Inc.
 8 3/8%, 8/15/05 (e) Ba2  3,300,000  3,143,250
Pillowtex Corp.
 9%, 12/15/07 (e) B2  1,980,000  2,029,500
Polymer Group, Inc.
 9%, 7/1/07 B2  9,060,000  9,060,000
Synthetic Industries, Inc.
 9 1/4%, 2/15/07 B2  11,770,000  12,417,350
Worldtex, Inc.
 9 5/8%, 12/15/07 (e) B1  7,105,000  7,282,625
  33,932,725
TOTAL DURABLES   67,688,390
ENERGY - 3.6%
COAL - 0.4%
AEI Holding, Inc.
 10%, 11/15/07 (e) B2  9,380,000  9,661,400
ENERGY SERVICES - 0.3%
DI Industries, Inc.
 8 7/8%, 7/1/07 B1  3,905,000  4,051,438
Newpark Resources, Inc.
 8 5/8%, 12/15/07 (e) B2  2,310,000  2,344,650
  6,396,088
OIL & GAS - 2.9%
Belden & Blake Corp.
 9 7/8%, 6/15/07 B3  4,945,000  4,994,450
Chesapeake Energy Corp.:
 7 7/8%, 3/15/04 Ba3  880,000  871,200
 9 1/8%, 4/15/06 Ba3  2,580,000  2,650,950
 8 1/2%, 3/15/12 Ba3  610,000  606,950
Cross Timbers Oil Co.:
 9 1/4%, 4/1/07 B2  8,000,000  8,320,000
 8 3/4%, 11/1/09 B2  5,060,000  5,161,200
Flores & Rucks, Inc.
 9 3/4%, 10/1/06 B3  10,960,000  12,028,600
Harcor Energy, Inc.
 14 7/8%, 7/15/02 B3  13,060,000  14,104,800

 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
Ocean Energy, Inc.
 8 7/8%, 7/15/07 B3 $ 11,390,000 $ 12,101,875
Plains Resources, Inc., Series B,
 10 1/4%, 3/15/06 B2  4,430,000  4,762,250
Southwest Royalties, Inc.
 10 1/2%, 10/15/04 (e) B3  1,630,000  1,613,700
United Meridian Corp.
 10 3/8%, 10/15/05 B2  190,000  208,050
  67,424,025
TOTAL ENERGY   83,481,513
FINANCE - 3.5%
ASSET-BACKED SECURITIES - 0.3%
Airplanes Pass Through Trust
 Class D 10 7/8%, 3/15/19  Ba2  6,710,000  7,498,425
CREDIT & OTHER FINANCE - 2.0%
Cityscape Financial Corp.
 12 3/4%, 6/1/04 Caa  6,560,000  2,886,400
Delta Financial Corp.
 9 1/2%, 8/1/04 B1  8,260,000  8,198,050
Imperial Credit Capital Trust I
 10 1/4%, 6/14/02 (e) B2  4,870,000  4,870,000
Imperial Credit Industries, Inc.
 9 7/8%, 1/15/07 B2  17,470,000  17,295,300
Ocwen Capital Trust
 10 7/8%, 8/1/27 B2  6,190,000  6,747,100
Olympic Financial Ltd.
 11 1/2%, 3/15/07 B2  5,200,000  5,096,000
  45,092,850
SAVINGS & LOANS - 1.2%
First Nationwide Holdings, Inc.
 10 5/8%, 10/1/03 Ba3  7,240,000  8,090,700
First Nationwide Parent
 Holdings Ltd.
 12 1/2%, 4/15/03 B3  16,030,000  18,234,125
  26,324,825
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible
 14%, 6/1/02 (e) -  235,942  235,352
TOTAL FINANCE   79,151,452
HEALTH - 2.4%
MEDICAL EQUIPMENT & SUPPLIES - 1.0%
Graham-Field Health Products,
 Inc. 9 3/4%, 8/15/07 (e) B3  4,830,000  5,071,500
Wright Medical Technology, Inc.
 11 3/4%, 7/1/00 (d) Caa  18,650,000  18,836,500
  23,908,000
MEDICAL FACILITIES MANAGEMENT - 1.4%
Integrated Health Services, Inc.:
 10 1/4%, 4/30/06 B2  4,890,000  5,183,400
 9 1/2%, 9/15/07 (e) B2  6,980,000  7,189,400
 9 1/4%, 1/15/08 (e) B2  7,860,000  8,017,200
Tenet Healthcare Corp.
 8 5/8%, 1/15/07 Ba3  10,500,000  10,815,000
  31,205,000
TOTAL HEALTH   55,113,000
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 4.4%
ELECTRICAL EQUIPMENT - 2.1%
Echostar Communications Corp.
 secured discount
 0%, 6/1/04 (c) B2 $ 19,010,000 $ 17,394,150
Motors & Gears, Inc.:
 10 3/4%, 11/15/06 B3  19,550,000  20,723,000
 10 3/4%, 11/15/06 (e) B3  8,180,000  8,691,250
  46,808,400
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
Calmar, Inc.
 11 1/2%, 8/15/05 B3  1,570,000  1,656,350
Continental Global Group, Inc.
 11%, 4/1/07 B2  4,000,000  4,260,000
Goss Graphic System, Inc.
 12%, 10/15/06 B2  9,630,000  10,881,900
McDermott International, Inc.
 9 3/8%, 3/15/02 Ba3  11,680,000  12,585,200
Thermadyne Holdings Corp.:
 10 1/4%, 5/1/02 B1  1,484,000  1,543,360
 10 3/4%, 11/1/03  B3  5,226,000  5,585,288
  36,512,098
POLLUTION CONTROL - 0.7%
Allied Waste North America
 10 1/4%, 12/1/06 B2  5,830,000  6,398,425
Envirosource, Inc.:
 9 3/4%, 6/15/03 B3  5,750,000  5,836,250
 9 3/8%, 6/15/03 (e) B3  4,600,000  4,651,750
  16,886,425
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   100,206,923
MEDIA & LEISURE - 16.9%
BROADCASTING - 8.7%
ACME Television/ACME Financial
 Corp. 0%, 9/30/04 (c)(e) B3  12,910,000  9,504,988
Adelphia Communications Corp.:
  9 1/2%, 2/15/04 B3  6,516,518  6,392,313
  9 7/8%, 3/1/07 B3  5,380,000  5,689,350
Ascent Entertainment Group,
 Inc. 0%, 12/15/04 (c)(e) B3  12,100,000  6,987,750
Benedek Communications Corp.
 0%, 5/15/06 (c) B3  280,000  212,800
Capstar Broadcasting Partners, Inc.:
  9 1/4%, 7/1/07 B2  9,710,000  9,989,163
  0%, 2/1/09 (c) B3  14,970,000  10,815,825
Chancellor Radio Broadcasting
 Company 8 1/8%,
 12/15/07 (e) -  12,000,000  11,760,000
Chancellor Media Corp.
 8 3/4%, 6/15/07  B3  5,320,000  5,413,100
CS Wireless Systems, Inc.
 0%, 3/1/06 (c) Caa  12,770,000  3,575,600
Falcon Holdings Group LP
 11%, 9/15/03 pay-in-kind -  14,692,965  15,187,236

 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
FrontierVision Holdings LP/
 FrontierVision Holdings
 Capital Corp. 0%,
 9/15/07 (c) Caa $ 2,255,000 $ 1,617,963
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3  1,560,000  1,634,100
 9 3/8%, 12/1/05 B3  3,750,000  3,796,875
Intermedia Capital Partners IV
 LP/Intermedia Partners IV
 Capital Corp.
 11 1/4%, 8/1/06 B2  590,000  655,638
International Cabletel, Inc.
 0%, 2/1/06 (c) B3  20,205,000  15,759,900
Olympus Communications LP/
 Olympus Capital Corp.
 10 5/8%, 11/15/06 B1  9,320,000  10,321,900
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07 B2  5,585,000  6,311,050
 0%, 1/15/07 (c) B2  45,930,000  34,103,025
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  9,275,000  10,202,500
Telewest PLC 0%, 10/1/07 (c) B1  6,290,000  4,874,750
UIH Australia/Pacific, Inc. (c):
 Series B, 0%, 5/15/06 B2  27,675,000  18,265,500
 0%, 5/15/06 (e) B2  1,090,000  719,400
United International Holdings,
 Inc. 0%, 11/15/99 B3  4,960,000  4,067,200
Viacom International, Inc.,
 Series B, 7%, 7/1/03 B1  1,560,000  1,489,800
  199,347,726
ENTERTAINMENT - 2.6%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 B2  10,940,000  11,350,250
Ameristar Casinos, Inc.
 10 1/2%, 8/1/04 B3  8,200,000  8,282,000
AMF Group, Inc., Series B:
 10 7/8%, 3/15/06 B2  1,100,000  1,204,500
 0%, 3/15/06 (c) B2  5,736,000  4,509,930
Cinemark USA, Inc.
 9 5/8%, 8/1/08 B2  5,240,000  5,423,400
Regal Cinemas, Inc.
 8 1/2%, 10/1/07 B1  1,620,000  1,632,150
Town Sports International, Inc.
 9 3/4%, 10/15/04 (e) B2  3,400,000  3,332,000
Viacom, Inc. 8%, 7/7/06 B1  24,430,000  24,521,613
  60,255,843
LEISURE DURABLES & TOYS - 0.1%
ICON Fitness Corp.
 0%, 11/15/06 (c) Caa  5,650,000  3,192,250
LODGING & GAMING - 2.4%
HMH Properties, Inc.:
 9 1/2%, 5/15/05 Ba3  14,610,000  15,541,388
 8 7/8%, 7/15/07 Ba3  12,500,000  13,093,750
KSL Recreation Group, Inc.
 10 1/4%, 5/1/07 B3  7,760,000  8,303,200
Station Casinos, Inc.
 9 3/4%, 4/15/07 B2  3,720,000  3,850,200
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Sun International Hotels Ltd./
 Sun International North
 America, Inc. yankee
 9%, 3/15/07 Ba3 $ 13,040,000 $ 13,431,200
  54,219,738
PUBLISHING - 2.0%
Big Flower Press Holdings, Inc.:
 8 7/8%, 7/1/07 B2  19,000,000  19,118,750
 8 7/8%, 7/1/07 (e) B2  3,550,000  3,567,750
Hollinger International
 Publishing, Inc.
 9 1/4%, 3/15/07 B1  5,600,000  5,880,000
ITT Publimedia BV
 9 3/8%, 9/15/07 (e) B3  13,600,000  14,280,000
Perry Judds, Inc.
 10 5/8%, 12/15/07 (e) B3  1,710,000  1,769,850
Transwestern Holding LP/TWP
 Capital Corp. 0%,
 11/15/08 (c)(e) B3  2,300,000  1,380,000
  45,996,350
RESTAURANTS - 1.1%
AFC Enterprises, Inc.
 10 1/4%, 5/15/07 B3  6,840,000  7,199,100
Host Marriott Travel Plazas,
 Inc. 9 1/2%, 5/15/05 Ba3  8,790,000  9,339,375
SC International Services,
 Inc. 9 1/4%, 9/1/07 (e) B2  7,200,000  7,416,000
  23,954,475
TOTAL MEDIA & LEISURE   386,966,382
NONDURABLES - 1.7%
FOODS - 0.1%
Del Monte Foods Co.
 0%, 12/15/07 (c)(e) Caa  5,840,000  3,343,400
HOUSEHOLD PRODUCTS - 1.4%
RBX Corp. 12%, 1/15/03 (e) B2  4,150,000  4,253,750
Renaissance Cosmetic, Inc.
 11 3/4%, 2/15/04 B3  10,000,000  9,000,000
Revlon Consumer Products
 Corp. 10 1/2%, 2/15/03 B3  17,180,000  18,081,950
  31,335,700
TOBACCO - 0.2%
North Atlantic Trading, Inc.
 11%, 6/15/04 B3  3,640,000  3,794,700
TOTAL NONDURABLES   38,473,800
PRECIOUS METALS - 0.4%
Centaur Mining & Exploration
 Ltd. 11%, 12/1/07 (e) B1  9,830,000  9,879,150
RETAIL & WHOLESALE - 4.5%
APPAREL STORES - 1.5%
Lamonts Apparel, Inc.
 10 1/4%, 11/1/99
 pay-in-kind (e)(g) -  2,201,000  82,538

 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
Mothers Work, Inc.
 12 5/8%, 8/1/05 B3 $ 15,140,000 $ 16,124,100
Specialty Retailers, Inc.:
 8 1/2%, 7/15/05 Ba3  4,480,000  4,569,600
 9%, 7/15/07 B2  13,520,000  13,790,400
  34,566,638
GROCERY STORES - 1.9%
Di Giorgio Corp.
 10%, 6/15/07 B3  6,760,000  6,641,700
Food 4 Less Holdings, Inc.
 13 5/8%, 6/15/07 -  1,950,941  2,300,042
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02 Caa  11,740,000  9,597,450
 9 5/8%, 5/1/03 Caa  10,950,000  10,087,688
Penn Traffic Co.:
 10 1/4%, 2/15/02 B3  4,060,000  3,694,600
 8 5/8%, 12/15/03 B3  3,780,000  3,213,000
Pueblo Xtra International, Inc.
 9 1/2%, 8/1/03 B3  7,970,000  7,533,700
  43,068,180
RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%
Big 5 Corp.
 10 7/8%, 11/15/07 (e) B2  8,855,000  8,810,725
Central Tractor Farm & Country,
 Inc. 10 5/8%, 4/1/07 B2  3,440,000  3,629,200
Corporate Express, Inc.,
 Series B, 9 1/8%, 3/15/04 B2  1,070,000  1,091,400
J Crew Operating Corp.
 10 3/8%, 10/15/07 (e) B3  10,760,000  9,361,200
J Crew Group, Inc.
 0%, 10/15/08 (c)(e) Caa  7,787,000  3,387,345
  26,279,870
TOTAL RETAIL & WHOLESALE   103,914,688
SERVICES - 2.9%
LEASING & RENTAL - 1.0%
GPA Holland 8.94%, 2/16/99 -  500,000  510,000
Hollywood Entertainment Corp.
 10 5/8%, 8/15/04 B3  21,710,000  21,167,250
  21,677,250
PRINTING - 0.9%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  21,300,000  21,513,000
SERVICES - 1.0%
Iron Mountain, Inc.
 8 3/4%, 9/30/09 (e) B3  4,115,000  4,197,300
Outsourcing Solutions, Inc.
 11%, 11/1/06 B3  2,760,000  3,042,900
Protection One Alarm
 Monitoring, Inc.
 13 5/8%, 6/30/05 Caa  13,300,000  14,364,000
  21,604,200
TOTAL SERVICES   64,794,450
TECHNOLOGY - 2.7%
COMMUNICATIONS EQUIPMENT - 0.9%
Intermedia Communications, Inc.
 0%, 7/15/07 (c) B2  7,760,000  5,529,000
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
Jordan Telecommunication
 Products, Inc.:
  9 7/8%, 8/1/07 B3 $ 4,720,000 $ 4,796,700
  0%, 8/1/07 (c) B3  11,400,000  9,234,000
  19,559,700
COMPUTER SERVICES & SOFTWARE - 0.7%
Concentric Network Corp.
 12 3/4%, 12/15/07 (e)  -  3,270,000  3,359,925
DecisionOne Corp.
 9 3/4%, 8/1/07 B3  2,220,000  2,275,500
DecisionOne Holdings Corp.
 0%, 8/1/08 (c) Caa  3,730,000  2,387,200
Federal Data Corp.
 10 1/8%, 8/1/05 (e) B3  7,030,000  7,100,300
  15,122,925
COMPUTERS & OFFICE EQUIPMENT - 0.4%
Dictaphone Corp.
 11 3/4%, 8/1/05 Caa  6,200,000  5,952,000
Unisys Corp.
 10 5/8%, 10/1/99 B1  4,080,000  4,187,100
  10,139,100
ELECTRONIC INSTRUMENTS - 0.3%
Wavetek Corp.
 10 1/8%, 6/15/07 B3  6,020,000  6,200,600
ELECTRONICS - 0.4%
Communications Instruments,
 Inc. 10%, 9/15/04 (e) B3  2,450,000  2,499,000
ViaSystems, Inc.
 9 3/4%, 6/1/07 B3  7,120,000  7,351,400
  9,850,400
TOTAL TECHNOLOGY   60,872,725
TRANSPORTATION - 1.5%
AIR TRANSPORTATION - 0.8%
Amtran, Inc.
 10 1/2%, 8/1/04 (e) B2  5,000,000  5,193,750
Kitty Hawk, Inc.
 9.95%, 11/15/04 (e) B1  8,010,000  8,250,300
US Air, Inc. euro pass through
 trust 8 5/8%, 9/1/98 B1  5,000,000  5,031,250
  18,475,300
RAILROADS - 0.7%
Transtar Holdings LP/Transtar
 Capital Corp. 0%,
 12/15/03 (c) B-  17,941,000  15,608,670
TOTAL TRANSPORTATION   34,083,970
UTILITIES - 10.4%
CELLULAR - 5.7%
CellNet Data Systems, Inc.
 0%, 10/1/07 (c)(e) -  18,000,000  8,010,000
Fonorola, Inc.
 12 1/2%, 8/15/02 B2  1,020,000  1,134,750
McCaw International Ltd.
 0%, 4/15/07 (c) CCC  36,915,000  21,410,700

 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
Microcell Telecommunications,
 Inc. 0%, 6/1/06 (c) B3 $ 8,050,000 $ 5,433,750
Millicom International Cellular
 SA 0%, 6/1/06 (c) B3  54,640,000  39,887,200
Pagemart Nationwide, Inc.:
 12 1/4%, 11/1/03 -  14,275,000  13,347,125
 0  %, 2/1/05 (c) -  7,070,000  6,044,850
Rogers Communications, Inc.
 8 7/8%, 7/15/07 B2  5,520,000  5,520,000
Teletrac, Inc. 14%, 8/1/07 Caa  9,820,000  9,329,000
Telesystem International Wireless,
 Inc. (c)(e):
  0%, 6/30/07  Caa  13,870,000  8,668,750
  0%, 11/1/07  Caa  6,460,000  3,585,300
USA Mobile Communications,
 Inc. II:
  9 1/2%, 2/1/04 B2  3,970,000  3,831,050
  14%, 11/1/04 B2  3,350,000  3,701,750
  129,904,225
ELECTRIC UTILITY - 0.2%
AES Corp. 8 3/8%, 8/15/07 Ba1  4,375,000  4,364,063
TELEPHONE SERVICES - 4.5%
American Communications
 Services, Inc. 0%, 4/1/06 (c) -  1,580,000  1,212,650
GST Equipment Funding, Inc.
 13 1/4%, 5/1/07 -  4,960,000  5,654,400
GST Telecommunications, Inc.
 12 3/4%, 11/15/07 -  11,240,000  11,745,800
GST USA, Inc.
 0%, 12/15/05 (c) -  8,080,000  6,181,200
Hyperion Telecommunications,
 Inc., Series B:
  0%, 4/15/03 (c) B  14,340,000  10,396,500
  12 1/4%, 9/1/04 B  7,455,000  8,181,863
McLeodUSA, Inc.
 0%, 3/1/07 (c) B3  14,940,000  10,775,475
Netia Holdings BV
 10 1/4%, 11/1/07 (e) B3  4,330,000  4,156,800
NEXTLINK Communications, Inc.
 9 5/8%, 10/1/07 B3  7,610,000  7,838,300
Optel Communications Corp.
 15%, 12/29/04 (f) -  12,000,000  11,240,624
Telegroup, Inc. 0%,
 11/1/04 (c)(e) -  1,940,000  1,508,350
Winstar Communications, Inc.:
 0%, 10/15/05 (c) Caa  9,080,000  7,127,800
 14 1/2%, 10/15/05 Caa  13,220,000  17,450,400
Winstar Equipment
 12 1/2%, 3/15/04 B3  160,000  179,600
  103,649,762
TOTAL UTILITIES   237,918,050
TOTAL NONCONVERTIBLE BONDS   1,591,525,432
TOTAL CORPORATE BONDS
 (Cost $1,562,354,035)   1,592,130,232
COMMERCIAL MORTGAGE SECURITIES - 0.0%
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
Meritor Mortgage Security Corp.
 commercial Series 1987-1
 Class B, 9.40%, 2/1/00
 (Cost $130,910) (e)(g) - $ 1,350,000 $ 266,760
COMMON STOCKS - 5.9%
 SHARES
AEROSPACE & DEFENSE - 0.3%
Wyman-Gordon Co. (a)   300,000  5,887,500
BASIC INDUSTRIES - 0.2%
CHEMICALS & PLASTICS - 0.0%
Sterling Chemical Holdings
 warrants 8/15/08 (a)  340  10,200
IRON & STEEL - 0.0%
Republic Engineered Steels, Inc. (a)   67,500  151,875
PACKAGING & CONTAINERS - 0.2%
Gaylord Container Corp. Class A (a)  887,000  5,100,250
TOTAL BASIC INDUSTRIES   5,262,325
DURABLES - 0.2%
CONSUMER DURABLES - 0.1%
Samsonite Corp. (a)  100,000  3,162,500
TEXTILES & APPAREL - 0.1%
Arena Brands Holdings Corp. Class B (a)  48,889  1,974,630
Hat Brands, Inc. (a)(f)(h)  340,000  -
  1,974,630
TOTAL DURABLES   5,137,130
ENERGY - 0.6%
OIL & GAS - 0.6%
Harcor Energy, Inc.
 warrants 7/24/00 (a)  330,000  82,500
Harcor Energy, Inc. (a)  694,000  1,149,438
Ocean Energy, Inc. (a)  266,700  13,151,644
  14,383,582
FINANCE - 0.0%
CREDIT & OTHER FINANCE - 0.0%
Olympic Financial Ltd.
 warrants 3/15/07 (a)  498  7,470
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (e)  3,000  329,250
TOTAL FINANCE   336,720
HEALTH - 0.2%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Imagyn Medical Technologies, Inc.   110,000  271,563
Wright Medical Technology, Inc.
 warrants 6/30/03 (a)  3,212  321,200
  592,763
MEDICAL FACILITIES MANAGEMENT - 0.2%
Integrated Health Services, Inc.   137,400  4,285,163
TOTAL HEALTH   4,877,926
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
POLLUTION CONTROL - 0.2%
Allied Waste Industries, Inc. (a)   182,300  4,249,869

 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 2.4%
BROADCASTING - 0.8%
Adelphia Communications Class A (a)  88,200 $ 1,631,700
Benedek Communications Corp.
 warrants 7/1/00 (a)  57,600  86,400
CS Wireless Systems, Inc. (a)(e)  3,514  -
Orion Network Systems, Inc. (a)   337,000  5,771,125
Orion Network Systems, Inc.
 warrants 1/15/07 (a)  51,515  577,835
Teletrac Holdings, Inc.
 warrants 8/1/07 (a)  9,820  540,100
UIH Australia/Pacific, Inc.
 warrants 5/15/06 (a)  26,805  321,660
United International Holdings, Inc.
 Class A (a)  806,500  9,274,750
  18,203,570
ENTERTAINMENT - 1.0%
Live Entertainment, Inc. (a)(f):
 $2.00 warrants 3/28/98   232,000  -
 $2.72 warrants 3/28/98   221,765  -
Viacom, Inc. Class B (non-vtg.) (a)  577,800  23,942,592
  23,942,592
LEISURE DURABLES & TOYS - 0.1%
IHF Capital, Inc. (a)(e):
 Series I warrants 11/14/99   5,890  353,400    Series H warrants
11/15/04   10,250  1,742,500
  2,095,900
LODGING & GAMING - 0.4%
Bally Gaming International, Inc.
 warrants 7/29/98 (a)  90,000  67,500
Motels of America, Inc. (a)  3,000  75,000
Showboat, Inc.   337,300  9,908,188
  10,050,688
RESTAURANTS - 0.1%
Friendly Ice Cream Corp.  95,000  1,104,375
TOTAL MEDIA & LEISURE   55,397,125
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Renaissance Cosmetics, Inc.
 warrants 8/31/06 (a)(e)  12,750  130
TOBACCO - 0.0%
North Atlantic Trading, Inc.
 warrants 6/15/07 (a)  210  -
TOTAL NONDURABLES   130
RETAIL & WHOLESALE - 0.2%
APPAREL STORES - 0.1%
Lamonts Apparel, Inc. (a)   35,870  2,243
Lamonts Apparel, Inc.
 warrants 6/10/99 (a)  66,214  -
Mothers Work (a)(h)  264,100  2,079,788
  2,082,031
GROCERY STORES - 0.1%
Food 4 Less Holdings, Inc.
 warrants 12/31/02 (a)(f)  155,047  2,131,896
TOTAL RETAIL & WHOLESALE   4,213,927
SERVICES - 0.6%
LEASING & RENTAL - 0.1%
Hollywood Entertainment Corp. (a)   307,600  3,268,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
PRINTING - 0.3%
Big Flower Holdings, Inc. (a)  232,300 $ 5,604,238
SERVICES - 0.2%
Protection One, Inc.
 warrants 6/30/05 (a)  74,560  969,280
Protection One, Inc.   221,700  2,507,981
Vestar/LPA Investment Corp. (a)   5,177  150,133
  3,627,394
TOTAL SERVICES   12,499,882
UTILITIES - 1.0%
CELLULAR - 0.6%
CellNet Data Systems, Inc.
 warrants 10/1/07 (a)(e)  18,000  360,000
McCaw International Ltd.
 warrants 4/15/07 (a)(e)  36,915  92,288
Microcell Telecommunications, Inc.
 warrants 6/1/06 (a)(e)  103,480  1,433,198
Millicom International Cellular SA (a)  50,000  1,881,250
Pagemart Wireless, Inc. Class A (a)  1,065,900  8,393,963
Powertel, Inc. warrants 2/1/06 (a)  56,448  508,032
Telesystem International Wireless,
 Inc. (sub-vtg.) (a)  72,600  1,041,097
  13,709,828
TELEPHONE SERVICES - 0.4%
GST Telecommunications, Inc. (a)   200,000  2,470,000
Hyperion Telecommunications, Inc.
 warrants 4/15/01 (a)(e)  12,560  753,600
MCI Communications Corp.   100,000  4,281,250
Optel Communications warrants
 12/29/04 (a)(f)  2,559,515  759,408
RSL Communications Ltd./RSL
 Communications PLC
 warrants 11/15/06 (a)  9,700  892,400
  9,156,658
TOTAL UTILITIES   22,866,486
TOTAL COMMON STOCKS
 (Cost $118,483,739)   135,112,602
PREFERRED STOCKS - 17.3%
CONVERTIBLE PREFERRED STOCKS - 0.9%
MEDIA & LEISURE - 0.9%
BROADCASTING - 0.4%
Benedek Communications Corp. 15% (a)  66,928  8,667,176
LODGING & GAMING - 0.5%
Host Marriott Financial Trust
 $3.375 QUIPS (e)  201,200  12,046,850
   20,714,026
NONCONVERTIBLE PREFERRED STOCKS - 16.4%
ENERGY - 0.2%
OIL & GAS - 0.2%
Clark USA, Inc. 11 1/2%,
 pay-in-kind (e)  4,348  4,608,880

 SHARES VALUE (NOTE 1)
FINANCE - 0.5%
INSURANCE- 0.5%
American Annuity Group Capital
 Trust II 8 3/4%  8,910 $ 9,625,001
SIG Capital Trust I 9 1/2%  2,460  2,588,432
  12,213,433
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Ampex Corp. 8% (f)  1,589  1,235,114
MEDIA & LEISURE - 7.4%
BROADCASTING - 7.1%
Adelphia Communications Corp. $13  43,500  5,154,750
American Radio Systems Corp.
 11 3/8%, pay-in-kind  133,856  14,991,872
Cablevision Systems Corp.:
 11 1/8%, depositary shares pay-in-kind 210,970  24,367,035
 Series H, $11.75, pay-in-kind  166,817  19,767,815
Capstar Broadcasting Partners, Inc.
 12%, pay-in-kind  37,934  4,120,581
Chancellor Media Corp.:
 12%, pay-in-kind (e)  73,629  8,393,706
 Series A, $12.25 (a)  64,300  8,873,400
Citadel Brodcasting Co. 13 1/4%,
 pay-in-kind (e)  89,503  10,248,094
Granite Broadcasting Corp. 12 3/4%,
 pay-in-kind  7,912  8,782,320
SFX Broadcasting, Inc. 12 5/8%  10,583  1,211,754
Time Warner, Inc., Series M,
 10 1/4%, pay-in-kind  50,316  56,479,710
  162,391,037
PUBLISHING - 0.3%
Primedia, Inc.:
 Series B, $11.625, pay-in-kind  69,893  7,461,078
 Series D, $10  5,400  564,300
  8,025,378
TOTAL MEDIA & LEISURE   170,416,415
NONDURABLES - 0.6%
HOUSEHOLD PRODUCTS - 0.3%
Renaissance Cosmetics, Inc.
 14%, pay-in-kind  15,175  7,587,500
TOBACCO - 0.3%
North Atlantic Trading, Inc.
 12%, pay-in-kind  222,212  6,001,668
TOTAL NONDURABLES   13,589,168
SERVICES - 0.2%
PRINTING - 0.2%
Big Flower Trust I $3.00 QUIPS (e)  72,500  3,724,688
TECHNOLOGY - 1.7%
COMMUNICATIONS EQUIPMENT - 1.7%
Intermedia Communications, Inc.
 13 1/2%, pay-in-kind  31,856  39,023,600
UTILITIES - 5.7%
CELLULAR - 1.3%
Nextel Communications, Inc., Series D,
 13%, pay-in-kind  25,503  29,073,420
TELEPHONE SERVICES - 4.4%
American Communications Services,
 Inc. 12 3/4%, pay-in-kind (e)  13,495  13,596,213
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Hyperion Telecommunications, Inc.
 12 7/8%, pay-in-kind (Reg.)  15,835 $ 15,953,763
ICG Holdings, Inc. 14 1/4%,
 pay-in-kind  13,815  16,198,088
NEXTLINK Communications, Inc.
 14%, pay-in-kind  693,057  43,316,063
Winstar Communications, Inc.
 14 1/2% (a)(e)  11,698  12,224,410
  101,288,537
TOTAL UTILITIES   130,361,957
TOTAL NONCONVERTIBLE PREFERRED STOCKS   375,173,255
TOTAL PREFERRED STOCKS
 (Cost $362,843,296)   395,887,281
CASH EQUIVALENTS - 7.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 6.40%, dated
 12/31/97 due 1/2/98  $ 163,515,118  163,457,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $2,207,268,980)  $ 2,286,853,875
SECURITY TYPE ABBREVIATIONS
QUIPS - Quarterly Income Preferred
 Securities
LEGEND
(a) Non-income producing
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $387,016,332 or 16.6% of net assets.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
  ACQUISITION ACQUISITION COST
SECURITY DATE
Ampex Corp. 8%  2/16/95 $ 834,225
Food 4 Less Holdings,  12/30/92 $ 229,281
 Inc. warrants 12/31/02 to 5/17/93
Hat Brands, Inc.  2/22/94 $ 340,000
Live Entertainment, Inc.:
  $2.00 warrants 3/28/98 3/23/93 $ 220,717
  $2.72 warrants 3/28/98 3/23/93 $ 131,863
Optel Communications Corp.
 15%, 12/29/04  12/31/97 $ 11,240,640
Optel Communications warrants
 12/29/04  12/31/97 $ 759,408
(g) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(h) An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Hat Brands, Inc.  $ - $ - $ - $ -
Mothers Work   421,250  -  -  2,079,788
Totals  $ 421,250 $ - $ - $ 2,079,788
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $2,678,301,794 and $2,118,888,634, respectively, of which U.S. government and government agency obligations aggregated $49,578,125 and $97,601,563, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $13,664 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB 0.0%
Ba 5.5% BB 7.2%
B 49.9% B 51.1%
Caa 7.6% CCC 5.7%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
The percentage not rated by both S&P and Moody's amounted to 4.3%. FMR has determined that unrated debt securities that are lower quality account for 4.3% of the total value of investment in securities. INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $2,207,529,405. Net unrealized appreciation aggregated $79,324,470, of which $126,174,483 related to appreciated investment securities and $46,850,013 related to depreciated investment securities.
The fund hereby designates approximately $41,373,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997


ASSETS

INVESTMENT IN SECURITIES, AT                                                                     $ 2,286,853,875
VALUE (INCLUDING REPURCHASE AGREEMENTS OF $163,457,000) (COST $2,207,268,980) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                              879

RECEIVABLE FOR FUND SHARES SOLD                                                                   16,340,634

DIVIDENDS                                                                                         4,751,166

INTEREST RECEIVABLE                                                                               34,636,386

OTHER RECEIVABLES                                                                                 636,474

 TOTAL ASSETS                                                                                     2,343,219,414

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                  $ 8,360,735

PAYABLE FOR FUND SHARES REDEEMED                                                    1,051,802

ACCRUED MANAGEMENT FEE                                                              1,118,382

OTHER PAYABLES AND ACCRUED EXPENSES                                                 253,551

 TOTAL LIABILITIES                                                                                10,784,470

NET ASSETS                                                                                       $ 2,332,434,944

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                  $ 1,970,299,749

UNDISTRIBUTED NET INVESTMENT INCOME                                                               171,323,283

ACCUMULATED UNDISTRIBUTED                                                                         111,227,017
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                         79,584,895

NET ASSETS                                                                                       $ 2,332,434,944


INITIAL CLASS:                                       $13.58
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($2,329,516,442 (DIVIDED BY) 171,543,403
SHARES)

SERVICE CLASS:                                       $13.57
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE
 ($2,918,502 (DIVIDED BY) 215,034
 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                 $ 35,690,559
DIVIDENDS

INTEREST                                                                           150,119,840

 TOTAL INCOME                                                                      185,810,399

EXPENSES

MANAGEMENT FEE                                                     $ 11,403,916

TRANSFER AGENT FEES                                                 1,407,745

DISTRIBUTION FEES - SERVICE CLASS                                   147

ACCOUNTING FEES AND EXPENSES                                        812,930

NON-INTERESTED TRUSTEES' COMPENSATION                               7,719

CUSTODIAN FEES AND EXPENSES                                         67,944

REGISTRATION FEES                                                   2,989

AUDIT                                                               47,809

LEGAL                                                               15,404

MISCELLANEOUS                                                       77,638

 TOTAL EXPENSES BEFORE REDUCTIONS                                   13,844,241

 EXPENSE REDUCTIONS                                                 (70,916        13,773,325
                                                                   )

NET INVESTMENT INCOME                                                              172,037,074

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              112,724,521

 FOREIGN CURRENCY TRANSACTIONS                                      355            112,724,876

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              28,621,295

 ASSETS AND LIABILITIES IN                                          16             28,621,311
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                    141,346,187

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 313,383,261

OTHER INFORMATION                                                                 $ 57,264
 EXPENSE REDUCTIONS
  DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                                13,652

                                                                                  $ 70,916


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS          $ 172,037,074     $ 113,508,707
NET
INVESTMENT
INCOME

 NET REALIZED        112,724,876       15,837,127
GAIN (LOSS)

 CHANGE IN NET       28,621,311        35,065,622
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        313,383,261       164,411,456
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (116,015,279)     (81,893,762)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (14,338,900)      (16,022,693)
REALIZED GAIN

 TOTAL               (130,354,179)     (97,916,455)
DISTRIBUTIONS

SHARE                560,584,056       482,327,247
TRANSACTIONS
- NET
INCREASE
(DECREASE)

  TOTAL              743,613,138       548,822,248
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        1,588,821,806     1,039,999,558
PERIOD

 END OF PERIOD      $ 2,332,434,944   $ 1,588,821,806
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$171,323,28
3 AND
$113,174,12
1,
RESPECTIVELY
)


OTHER INFORMATION:

      YEAR ENDED DECEMBER 31, 1997             YEAR ENDED DECEMBER 31, 1996

      SHARES                         DOLLARS   SHARES                         DOLLARS



SHARE                99,919,218     $ 1,254,908,724    89,104,560     $ 1,058,212,273
TRANSACTIONS
INITIAL CLASS
 SOLD

  REINVESTED         11,056,288      130,354,179       8,680,536       97,916,455

  REDEEMED           (66,317,508)    (827,580,626)     (57,202,172)    (673,801,481)

  NET INCREASE       44,657,998     $ 557,682,277      40,582,924     $ 482,327,247
(DECREASE)

 SERVICE             215,034        $ 2,901,779        -              $ -
CLASS A
 SOLD

  REINVESTED         -               -                 -               -

  REDEEMED           -               -                 -               -

  NET INCREASE       215,034        $ 2,901,779        -              $ -
(DECREASE)

DISTRIBUTIONS

 INITIAL CLASS -                    $ 116,015,279                     $ 81,893,762
NET
INVESTMENT
INCOME

 INITIAL CLASS -                     14,338,900                        16,022,693
NET REALIZED
GAIN

 TOTAL                              $ 130,354,179                     $ 97,916,455

 SERVICE CLASS                       -                                 -
- NET
INVESTMENT
INCOME

 SERVICE CLASS                       -                                 -
- NET REALIZED
GAIN

 TOTAL                              $ -                               $ -

                                    $ 130,354,179                     $ 97,916,455



1. SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS
                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995   1994   1993


NET ASSET VALUE,    $ 12.520      $ 12.050      $ 10.750      $ 11.990    $ 10.820
BEGINNING OF
PERIOD

INCOME FROM          1.124 E       .927          .856          .770        .728
INVESTMENT
OPERATIONS
NET
INVESTMENT
INCOME

 NET REALIZED        .936          .643          1.224         (.910)      1.332
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM          2.060         1.570         2.080         (.140)      2.060
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET            (.890)        (.920)        (.780)        (.730)      (.794)
INVESTMENT
INCOME

 IN EXCESS OF        -             -             -             -           (.036)
NET INVESTMENT
INCOME

 FROM NET            (.110)        (.180)        -             (.370)      (.060)
REALIZED GAIN

 TOTAL               (1.000)       (1.100)       (.780)        (1.100)     (.890)
DISTRIBUTIONS

NET ASSET VALUE,    $ 13.580      $ 12.520      $ 12.050      $ 10.750    $ 11.990
END OF PERIOD

TOTAL                17.67%        14.03%        20.72%        (1.64)%     20.40%
RETURN B, C

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 2,329,516   $ 1,588,822   $ 1,040,000   $ 569,417   $ 463,931
OF PERIOD (000
OMITTED)

RATIO OF             .71%          .71%          .71%          .71%        .64% F
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF NET         8.88%         9.09%         9.32%         8.75%       8.69%
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO            118%          123%          132%          122%        155%
TURNOVER RATE

AVERAGE             $ .0389       $ .0370
COMMISSION
RATE G


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                          YEAR ENDED
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1997 D

NET ASSET VALUE,    $ 13.380
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                 .203 E
INVESTMENT
INCOME

 NET REALIZED        (.013)
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM          .190
INVESTMENT
OPERATIONS

NET ASSET VALUE,    $ 13.570
END OF PERIOD

TOTAL                1.42%
RETURN B, C

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 2,919
OF PERIOD (000
OMITTED)

RATIO OF             .81% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF             .80% A,
EXPENSES TO         H
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET         10.75% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO            118%
TURNOVER RATE

AVERAGE             $ .0389
COMMISSION
RATE G

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT ANNUALIZED
AND DO NOT REFLECT CHARGES
ATTRIBUTABLE TO YOUR INSURANCE
COMPANY'S SEPARATE ACCOUNT.
INCLUSION OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF
SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.
E NET INVESTMENT INCOME PER SHARE
HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING
DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN
HIGHER.
G FOR FISCAL YEARS BEGINNING ON OR
AFTER SEPTEMBER 1, 1995, A FUND
IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY
DIFFER.
H FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED DECEMBER 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
High Income Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares; the fund's original class of shares (Initial Class shares) and Service Class shares. The fund commenced sale of Service Class shares on November 3, 1997. Both classes of shares have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is in an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established
2. OPERATING POLICIES - CONTINUED
FOREIGN CURRENCY CONTRACTS - CONTINUED
at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $15,367,042 or 0.7% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of the fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .59% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of
 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.
For the period, Service Class paid FDC $147, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class of shares or render shareholder support services. For the period, FMR or FDC informed the fund that payments made to third parties under the Plans amounted to $854,029 and $253 for the Initial Class and Service Class, respectively.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees for the fund were equivalent to an annual rate of .07% of average net assets.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to reduce a portion of certain funds' expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 15% of the outstanding shares of the fund. In addition, two unaffiliated insurance companies were each record owners of 10% or more of the total outstanding shares of the fund, totaling 58%.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included under the caption "Legend" at the end of the fund's schedule of investments.
8. ASSET TRANSFER INFORMATION
On March 14, 1997, the fund accepted assets from Nationwide Life Insurance Co. with a value of $91,391,383 in exchange for 7,733,642 shares (valued at $11.82 per share).
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund and the Shareholders of High Income Portfolio:
We have audited the accompanying statement of assets and liabilities of Variable Insurance Products Fund: High Income Portfolio, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of the Initial Class and Service Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Variable Insurance Products Fund: High Income Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of the Initial Class and Service Class for each of the periods indicated therein, in conformity with generally accepted accounting principles. COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 5, 1998
DISTRIBUTIONS


The Board of Trustees of High Income Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

INITIAL CLASS
Pay Date  2/7/97  2/6/98
Record Date  2/7/97  2/6/98
Dividends  $.89  $.96
Short-Term
Capital Gains  $.06  $.39
Long-Term
Capital Gains  $.05  $.22
Long-Term
Capital Gain Breakdown:
 28% rate  100%  34.18%
 20% rate  -  65.82%


SERVICE CLASS
Pay Date    2/6/98
Record Date    2/6/98
Dividends    $.96
Short-Term
Capital Gains    $.39
Long-Term
Capital Gains    $.22
Long-Term
Capital Gain Breakdown:
 28% rate    34.18%
 20% rate    65.82%




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Barry J. Coffman, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional
 Operations Co., Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY









(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND: EQUITY-INCOME PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 1997
CONTENTS



MARKET ENVIRONMENT                  3    A REVIEW OF WHAT HAPPENED IN WORLD MARKETS DURING THE
                                         LAST YEAR.

PERFORMANCE                         4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                           5    THE MANAGER'S REVIEW OF FUND PERFORMANCE, STRATEGY
                                         AND OUTLOOK.

INVESTMENTS                         6    A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                         MARKET VALUES.

FINANCIAL STATEMENTS                12   STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                         CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                               15   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT ACCOUNTANTS   18   THE AUDITORS' OPINION.

DISTRIBUTIONS                       19



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. MARKET ENVIRONMENT


Despite an infectious currency crisis that erupted in Southeast Asia in October, most stock and bond markets around the globe posted another year of positive returns. Sustained corporate earnings growth, low interest-rate levels and an overall lack of inflationary concern provided a favorable investing backdrop. The U.S. and European stock markets continued to perform well, with U.S. stocks posting their third consecutive year of strong results. The problems in Southeast Asia, though, reverberated throughout the world, with investors becoming increasingly concerned toward the end of the period regarding the sustainability of corporate earnings. The U.S. bond market enjoyed a nice run in 1997.
U.S. STOCK MARKETS
The U.S. stock market went through many phases during 1997. Entering the year, the market was still being dominated by an extremely narrow contingent of well-known, large-capitalization stocks. In fact, much of the Standard & Poor's 500 Index 12-month gain of 33.36% came from these bigger stocks. Stock prices soared to historic highs and the Dow Jones Industrial Average hurtled past the 8000-point mark in August. But, investors became increasingly concerned about the market's ability to sustain its lofty performance levels. In mid-August, several large multinationals - companies that derive a significant portion of their revenues from overseas operations - justified these concerns by announcing earnings disappointments. These announcements triggered a slowdown among larger-cap stocks, while smaller- and medium-sized stocks gained momentum. From August through December, the S&P MidCap 400 Index - a measure of mid-sized stock performance - returned 6.50%, while the S&P 500 returned 2.43%.
In late October, economic turmoil shook Southeast Asia. Since this region accounts for a significant portion of world economic growth, shock tremors rippled through developed markets such as those in the U.S. and Europe, as well as emerging-market nations in Eastern Europe and Latin America. In New York, the uncertainty was punctuated by a 554-point drop in the Dow one day and a 337-point recovery the next. In terms of industry groups, moderate economic growth coupled with nonexistent inflation translated into near nirvana for the finance sector. Banks and brokerages demonstrated their ability to sustain impressive earnings growth as borrowing demand remained high and cash flows were healthy. Consolidation in the form of merger and acquisition activity also brought positive results to the group. Due to strong oil exploration and production demand, the energy service sector also fared nicely. Demand for offshore drilling, in particular, was very high and the industry enjoyed favorable pricing trends. Technology stocks were a mixed bag in 1997, with the group experiencing a decent rally through the first half of the year. The second-half Asian crisis, however, proved particularly harmful to many technology companies with Asian business ties. With Asia accounting for a considerable amount of the world's technology production, the region's economic troubles were far-reaching. Going into 1998, many money managers - sensing an economic slowdown due to Asia - were concentrating on stocks that were less cyclical, or economically sensitive.
FOREIGN STOCK MARKETS
Stock markets around the world reacted differently in 1997. Europe - bolstered by continued economic reform and a convergence in monetary policy - posted strong overall returns as Finland, Italy, Spain, Switzerland and the United Kingdom led the way. The Morgan Stanley Capital International (MSCI) Europe Index returned 24.17% during the period. In contrast, the MSCI EAFE Index, which measures the performance of Europe, Australasia and the Far East, reflected the problems brought on by the Asian crisis. The MSCI EAFE returned 2.01% for the period. Japan and Hong Kong were two noteworthy laggards, as economic recovery in Japan trudged along and Hong Kong felt the brunt of Asia's woes. Emerging market equity performance was solid through the first half of the period, but trailed off some in the second. Uncertainty in Asia and South Korea made some investors question the well-being of other pivotal emerging-market nations such as Russia, which proved particularly vulnerable to the Asian dilemma.
U.S. BOND MARKETS
Bonds benefited from low interest rates - which in turn drove prices upward - as well as a distinct lack of inflation indicators. The Lehman Brothers Aggregate Bond Index - a measure of the U.S. taxable bond market - returned 9.65% during the year. The Federal Reserve Board's raising of a key short-term interest rate in March proved to be one of the few obstacles to the bond market. Bonds rallied from April through mid-September, buoyed in large part by encouraging economic data and the Fed's reluctance to raise rates further. Additionally, while the Asian crisis brought some equity markets to their knees, many bond markets welcomed wary stock investors in search of lower volatility. Interest rates reached attractive levels, with the yield on the 30-year Treasury bond going below the 6% mark in November. Corporate bonds performed reasonably well due to continued economic growth and high demand for yield. Mortgage-backed bonds also fared relatively well, in spite of increased refinancing activity due to the lower rates.
FOREIGN BOND MARKETS
While low inflation and steady growth boosted the U.S. bond market, results were varied on the international front. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 0.23% for the 12 months that ended December 31, 1997. In Europe, countries continued to make progress in the drive toward meeting European Monetary Union requirements. But a strong dollar relative to many currencies eroded gains for U.S.-based investors. Japan - one of the more significant components of the Salomon Brothers index - continued to struggle as economic reform continued to develop slowly. The often-volatile world of emerging-market debt also had mixed results, as Asian concerns trickled into these regions. Brazil and Argentina performed well, while Ecuador stumbled due to political uncertainty. Nevertheless, The J.P. Morgan Emerging Markets Bond Index still managed to return 16.15% during the period.
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                          PAST 1   PAST 5   PAST 10
DECEMBER 31, 1997                      YEAR     YEARS    YEARS

VIP: EQUITY-INCOME - "INITIAL CLASS"   28.11%   20.16%   16.72%

S&P 500 (REGISTERED TRADEMARK)         33.36%   20.27%   18.05%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare these figures to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has
a history of long-term growth and short-term volatility.
In turn, the share price and return of a fund that
invests in stocks will vary. That means if you sell
your shares during a market downturn, you might
lose money. But if you can ride out the market's ups
and downs, you may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER THE PAST 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971231 19980109 105649 S00000000000001
             VIP Equity-Income           S&P 500
             00150                       SP001
  1987/12/31      10000.00                    10000.00
  1988/01/31      10711.25                    10421.00
  1988/02/29      11242.04                    10906.62
  1988/03/31      11046.33                    10569.60
  1988/04/30      11229.18                    10686.93
  1988/05/31      11379.76                    10779.90
  1988/06/30      12027.19                    11274.70
  1988/07/31      12005.40                    11231.86
  1988/08/31      11798.41                    10849.97
  1988/09/30      12148.99                    11312.18
  1988/10/31      12358.65                    11626.66
  1988/11/30      12160.03                    11460.40
  1988/12/31      12271.04                    11660.96
  1989/01/31      13028.92                    12514.54
  1989/02/28      12962.05                    12202.93
  1989/03/31      13242.80                    12487.26
  1989/04/30      13753.89                    13135.34
  1989/05/31      14162.76                    13667.32
  1989/06/30      14172.46                    13589.42
  1989/07/31      14998.71                    14816.55
  1989/08/31      15239.70                    15106.95
  1989/09/30      15068.37                    15045.01
  1989/10/31      14199.04                    14695.97
  1989/11/30      14280.18                    14995.77
  1989/12/31      14399.35                    15355.66
  1990/01/31      13426.89                    14325.30
  1990/02/28      13506.46                    14510.09
  1990/03/31      13528.73                    14894.61
  1990/04/30      13059.67                    14522.25
  1990/05/31      13923.73                    15938.17
  1990/06/30      13785.10                    15829.79
  1990/07/31      13447.96                    15779.13
  1990/08/31      12374.12                    14352.70
  1990/09/30      11414.24                    13653.72
  1990/10/31      11123.19                    13595.01
  1990/11/30      11920.41                    14473.25
  1990/12/31      12197.78                    14877.05
  1991/01/31      12851.91                    15525.69
  1991/02/28      13736.93                    16635.78
  1991/03/31      14021.89                    17038.36
  1991/04/30      14087.41                    17079.26
  1991/05/31      14860.58                    17817.08
  1991/06/30      14252.95                    17001.06
  1991/07/31      15060.97                    17793.31
  1991/08/31      15378.88                    18215.01
  1991/09/30      15273.33                    17910.82
  1991/10/31      15527.66                    18150.82
  1991/11/30      14858.37                    17419.34
  1991/12/31      16032.57                    19412.12
  1992/01/31      16249.04                    19051.05
  1992/02/29      16776.70                    19298.72
  1992/03/31      16571.12                    18922.39
  1992/04/30      17090.25                    19478.71
  1992/05/31      17226.86                    19574.15
  1992/06/30      17076.04                    19282.50
  1992/07/31      17599.34                    20071.15
  1992/08/31      17213.75                    19659.70
  1992/09/30      17392.44                    19891.68
  1992/10/31      17600.65                    19961.30
  1992/11/30      18239.16                    20641.98
  1992/12/31      18740.01                    20895.88
  1993/01/31      19299.42                    21071.40
  1993/02/28      19732.95                    21357.97
  1993/03/31      20321.01                    21808.63
  1993/04/30      20236.52                    21280.86
  1993/05/31      20602.66                    21851.19
  1993/06/30      20845.00                    21914.55
  1993/07/31      21128.60                    21826.90
  1993/08/31      21936.88                    22654.14
  1993/09/30      21853.01                    22479.70
  1993/10/31      22052.84                    22945.03
  1993/11/30      21667.45                    22727.05
  1993/12/31      22168.29                    23002.05
  1994/01/31      23144.61                    23784.12
  1994/02/28      22548.60                    23139.57
  1994/03/31      21605.28                    22130.68
  1994/04/30      22349.77                    22413.96
  1994/05/31      22562.48                    22781.54
  1994/06/30      22423.09                    22223.40
  1994/07/31      23172.05                    22952.32
  1994/08/31      24364.28                    23893.37
  1994/09/30      23965.13                    23307.98
  1994/10/31      24457.04                    23832.41
  1994/11/30      23657.69                    22964.43
  1994/12/31      23734.64                    23305.00
  1995/01/31      24105.73                    23909.30
  1995/02/28      25024.90                    24841.04
  1995/03/31      25889.00                    25574.10
  1995/04/30      26609.04                    26327.26
  1995/05/31      27410.91                    27379.56
  1995/06/30      27804.74                    28015.58
  1995/07/31      28874.79                    28944.58
  1995/08/31      29236.96                    29017.23
  1995/09/30      30207.60                    30241.76
  1995/10/31      29860.01                    30133.80
  1995/11/30      31151.07                    31456.67
  1995/12/31      32063.70                    32062.53
  1996/01/31      32995.49                    33153.93
  1996/02/29      33106.32                    33461.27
  1996/03/31      33454.81                    33783.50
  1996/04/30      33890.42                    34281.47
  1996/05/31      34256.33                    35165.59
  1996/06/30      33942.69                    35299.57
  1996/07/31      32287.38                    33740.04
  1996/08/31      32949.50                    34451.61
  1996/09/30      34360.88                    36390.55
  1996/10/31      34918.46                    37394.20
  1996/11/30      37253.33                    40220.83
  1996/12/31      36643.47                    39424.06
  1997/01/31      38072.27                    41887.27
  1997/02/28      38494.04                    42215.67
  1997/03/31      37063.32                    40481.03
  1997/04/30      38378.03                    42897.74
  1997/05/31      40756.12                    45509.36
  1997/06/30      42650.85                    47548.18
  1997/07/31      45763.63                    51331.58
  1997/08/31      43617.55                    48455.99
  1997/09/30      46014.97                    51109.92
  1997/10/31      44332.91                    49402.85
  1997/11/30      45956.97                    51689.71
  1997/12/31      46943.01                    52577.22
IMATRL PRASUN   SHR__CHT 19971231 19980109 105651 R00000000000123
Let's say hypothetically $10,000 was invested in VIP: Equity-Income Portfolio on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $46,943 - a 369.43% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $52,577 - a 425.77% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                  % OF FUND'S
                                  INVESTMENTS

GENERAL ELECTRIC CO.              3.1

PHILIP MORRIS COMPANIES, INC.     2.5

FANNIE MAE                        2.0

BRITISH PETROLEUM PLC ADR         1.6

VIACOM, INC. CLASS B (NON-VTG.)   1.3

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
              % OF FUND'S
              INVESTMENTS

FINANCE       23.4

ENERGY        11.7

UTILITIES     7.3

NONDURABLES   7.3

HEALTH        6.9

ASSET ALLOCATION AS OF DECEMBER 31, 1997 *
ROW: 1, COL: 1, VALUE: 5.8
ROW: 1, COL: 2, VALUE: 1.2
ROW: 1, COL: 3, VALUE: 93.0
STOCKS  93.9%
BONDS  1.6%
SHORT-TERM INVESTMENTS 4.5%
FOREIGN INVESTMENTS 9.8%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Stephen Petersen, Portfolio Manager of Equity-Income
Portfolio
Q. STEVE, HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK OVER THE
PAST YEAR?
A. While the fund performed well, it underperformed the Standard & Poor's 500 Index, which returned 33.36% for the 12-month period ending December 31, 1997.
Q. WHY DID THE FUND UNDERPERFORM THE INDEX?
A. Mainly because the fund's equity-income style of management - which favors companies that pay high dividends instead of high-growth companies - was not as effective in the strong market of 1997 as some other management styles. To be in line with the fund's management style, I could not invest in some of the year's top-performing companies because they did not pay dividends.
Q. STILL, THE FUND DID WELL OVER THE PERIOD . . .
A. That's true. Within the context of an equity-income management style, many of the fund's top holdings did very well over the period. One standout performer was the fund's largest holding, General Electric. This company showed strong earnings growth and solid underlying fundamentals. Fannie Mae, which packages and facilitates mortgage loans, also turned in a solid performance over the period. In addition to strong individual stock selection, the fund also benefited from its sector weightings. It was overweighted relative to the index in the financial sector - which outperformed the market - and underweighted compared to the index in the utility sector - which underperformed the market.
Q. FINANCIAL HOLDINGS MADE UP OVER 23% OF THE FUND AT THE END OF THE PERIOD. WHY DID THIS SECTOR PERFORM SO WELL OVER THE PAST YEAR?
A. In general, financial stocks move in step with interest rates. That is, when interest rates go down, financial stocks usually do well, and, conversely, when rates go up, financial stocks tend to turn in weaker performances. So it was good news for the sector that interest rates trended downward in 1997. The sector also benefited from a fair amount of consolidation. Some standout financial stocks over the period were Bank of New York and Allstate Insurance.
Q. YOU FREQUENTLY MENTION YOUR EQUITY-INCOME STYLE OF INVESTING. WHAT DO YOU LOOK FOR IN COMPANIES, AND WHAT IS A GOOD EXAMPLE OF A CLASSIC EQUITY-INCOME HOLDING?
A. As I've noted, the fund looks for companies that pay shareholders higher-than-average dividends. Usually, these are big, mature companies that have recently performed poorly or were not able to grow as fast as the rest of the market. So to compensate shareholders, they pay high dividends when earned. The fund also looks for high-quality stocks that are currently out of favor. A good example of a classic equity-income stock is Philip Morris. This company has been able to grow its earnings-per-share consistently over the past 20 years. However, right now the market doesn't like the company because of pending litigation, leaving investors concerned about the true valuation of the company. So, with Philip Morris you have a company that grew earnings as well as Coca-Cola or Gillette over the period, but traded at a discount valuation to the rest of the market and paid a high dividend yield.
Q. DID YOU HAVE ANY REGRETS OVER THE PERIOD?
A. Sure. I wish I had reduced the fund's exposure to cyclical stocks - those stocks that tend to perform well when the economy is up and poorly when the economy is weak - during the fourth quarter of 1997. These stocks were hit hard when Southeast Asian markets plummeted.
Q. STEVE, HOW DOES THE FUND LOOK GOING FORWARD?
A. On the positive side, it looks like pretty much all of the factors that allowed the market to perform well in 1997 still exist - little to no inflation, low interest rates and a fairly benign political environment. On the negative side, I expect the market declines throughout Asia to have an impact on the earnings of a number of companies. In addition, the U.S. dollar continues to remain stronger than most European currencies, hurting U.S.-based multinationals when they try to price their goods against foreign companies. Overall, while I think that the fund will have some challenges going forward - mostly due to factors outside the United States - the general environment still looks pretty good.



FUND FACTS
GOAL: to provide current income and increase the
value of the fund's shares
START DATE: October 9, 1986
SIZE: As of December 31, 1997, more than $10.1
billion
MANAGER: Stephen Petersen, since January 1997;
joined Fidelity in 1980
3
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.5%
 SHARES VALUE (NOTE 1)
  AEROSPACE & DEFENSE - 5.8%
AEROSPACE & DEFENSE - 3.1%
AlliedSignal, Inc.   2,110,200 $ 82,165,892
Boeing Co.   352,200  17,235,788
GenCorp, Inc.   555,100  13,877,500
Gulfstream Aerospace Corp. (a)  246,200  7,201,350
Harsco Corp.   531,100  22,903,688
Lockheed Martin Corp.   850,303  83,754,846
Textron, Inc.   560,000  35,000,000
Thiokol Corp.   133,000  10,806,250
United Technologies Corp.   558,800  40,687,625
  313,632,939
DEFENSE ELECTRONICS - 2.1%
Litton Industries, Inc. (a)  842,500  48,443,750
Northrop Grumman Corp.   874,500  100,567,500
Raytheon Company:
 Class A  19,131  943,397
 Class B  1,276,000  64,438,000
  214,392,647
SHIP BUILDING & REPAIR - 0.6%
General Dynamics Corp.   716,500  61,932,469
Newport News Shipbuilding, Inc.   58,400  1,485,550
  63,418,019
TOTAL AEROSPACE & DEFENSE   591,443,605
BASIC INDUSTRIES - 6.6%
CHEMICALS & PLASTICS - 3.1%
Air Products & Chemicals, Inc.   276,300  22,725,675
du Pont (E.I.) de Nemours & Co.   330,000  19,820,625
Goodrich (B.F.) Co.   480,400  19,906,575
Great Lakes Chemical Corp.   487,800  21,890,025
Hercules, Inc.   668,500  33,466,781
Hoechst AG Ord.   365,000  12,785,655
Millennium Chemicals, Inc.   500,000  11,781,250
Monsanto Co.   1,644,000  69,048,000
Olin Corp.   585,200  27,431,250
Solutia, Inc.   639,800  17,074,663
Union Carbide Corp.   946,300  40,631,756
Witco Corp.   445,000  18,161,563
  314,723,818
IRON & STEEL - 0.4%
Dofasco Inc.   749,800  12,063,516
Inland Steel Industries, Inc.   768,000  13,152,000
Quanex Corp.   21,300  599,063
USX-U.S. Steel Group  448,600  14,018,750
  39,833,329
METALS & MINING - 1.4%
Alcan Aluminium Ltd.   1,400,000  38,585,569
Alumax, Inc. (a)  835,000  28,390,000
Aluminum Co. of America  740,900  52,140,838
Inco Ltd.   279,693  4,754,321
Kaiser Aluminum Corp. (a)  250,000  2,203,125
Noranda, Inc.   200,000  3,441,642
Phelps Dodge Corp.   127,100  7,911,975
  137,427,470
PACKAGING & CONTAINERS - 0.1%
Corning, Inc.   151,900  5,639,288
PAPER & FOREST PRODUCTS - 1.6%
Boise Cascade Corp.   385,400  11,658,350
Champion International Corp.   485,000  21,976,563
Domtar, Inc.   994,500  6,921,951
Georgia-Pacific Corp.   191,800  11,651,850

 SHARES VALUE (NOTE 1)
Georgia Pacific Corp. (Timber Group) (a)  191,800 $ 4,351,463
Kimberly-Clark Corp.   1,340,500  66,103,406
Weyerhaeuser Co.   861,900  42,286,969
  164,950,552
TOTAL BASIC INDUSTRIES   662,574,457
CONSTRUCTION & REAL ESTATE - 1.6%
BUILDING MATERIALS - 1.1%
American Standard Companies, Inc. (a) 579,300 22,194,431 Coltec Industries, Inc. (a) 1,371,600 31,803,975
Masco Corp.   1,045,400  53,184,725
  107,183,131
ENGINEERING - 0.2%
EG & G, Inc.   389,900  8,114,794
Fluor Corp.   274,900  10,274,388
Foster Wheeler Corp.   164,400  4,449,075
  22,838,257
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Alexandria Real Estate Equities, Inc.   109,600  3,459,250
Boston Properties, Inc.   78,500  2,595,406
Equity Residential Properties Trust (SBI)  300,000  15,168,750
Weeks Corp.   170,500  5,456,000
  26,679,406
TOTAL CONSTRUCTION & REAL ESTATE   156,700,794
DURABLES - 2.7%
AUTOS, TIRES, & ACCESSORIES - 1.1%
Chrysler Corp.   142,000  4,996,625
Cummins Engine Co., Inc.   113,500  6,703,594
Eaton Corp.   347,400  31,005,450
General Motors Corp.   300,000  18,187,500
Johnson Controls, Inc.   399,500  19,076,125
Meritor Automotive, Inc.   513,200  10,809,275
Modine Manufacturing Co.   98,100  3,347,663
Snap-On Tools Corp.   59,050  2,576,056
TRW, Inc.   194,300  10,370,763
  107,073,051
CONSUMER DURABLES - 0.7%
Minnesota Mining & Manufacturing Co.   912,100  74,849,206
CONSUMER ELECTRONICS - 0.4%
Maytag Co.   788,900  29,435,831
Sunbeam-Oster, Inc.   155,000  6,529,375
Whirlpool Corp.   139,500  7,672,500
  43,637,706
TEXTILES & APPAREL - 0.5%
Dexter Corp.   353,700  15,275,419
Reebok International Ltd. (a)  687,700  19,814,356
Stride Rite Corp.   191,700  2,300,400
Unifi, Inc.   192,600  7,836,413
  45,226,588
TOTAL DURABLES   270,786,551
ENERGY - 11.5%
ENERGY SERVICES - 1.1%
Dresser Industries, Inc.   271,700  11,394,419
Eni Spa  51,400  293,515
Halliburton Co.   450,000  23,371,875
Schlumberger Ltd.   942,400  75,863,200
  110,923,009
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 10.4%
Amerada Hess Corp.   464,500 $ 25,489,438
Amoco Corp.   365,000  31,070,625
Atlantic Richfield Co.   780,000  62,497,500
British Petroleum PLC:
 Ord.   800,000  10,544,000
 ADR  2,040,141  162,573,736
Burlington Resources, Inc.   566,700  25,395,244
Chevron Corp.   929,600  71,579,200
Coastal Corp. (The)  244,400  15,137,525
Exxon Corp.   1,500,000  91,781,250
Kerr-McGee Corp.   164,500  10,414,906
Mobil Corp.   502,600  36,281,438
Occidental Petroleum Corp.   1,665,200  48,811,175
Pennzoil Co.   500,400  33,432,975
Phillips Petroleum Co.   537,100  26,116,488
Royal Dutch Petroleum Co.   2,267,500  122,870,156
Texaco, Inc.   1,160,000  63,075,000
Tosco Corp.   449,800  17,008,063
Total SA:
 Class B  831,600  90,428,821
 sponsored ADR  576,600  32,001,300
USX-Marathon Group   1,178,600  39,777,750
Ultramar Diamond Shamrock Corp.   226,700  7,226,063
Unocal Corp.   426,884  16,568,435
Valero Energy Corp.   246,700  7,755,631
  1,047,836,719
TOTAL ENERGY   1,158,759,728
FINANCE - 22.1%
BANKS - 11.0%
Banc One Corp.   1,512,700  82,158,519
Bank of New York Co., Inc.   2,115,700  122,313,906
Bank of Nova Scotia   332,500  15,664,982
BankBoston Corp.   801,100  75,253,331
BankAmerica Corp.   1,633,400  119,238,200
Chase Manhattan Corp.  337,300  36,934,350
Citicorp  974,400  123,200,700
Comerica, Inc.   505,000  45,576,250
Credit Suisse Group (Reg.)  150,400  23,249,248
National Bank of Canada  1,547,300  25,543,898
National City Corp.   990,975  65,156,606
NationsBank Corp.   1,861,800  113,220,713
Norwest Corp.   1,158,000  44,727,750
Royal Bank of Canada  400,000  21,153,510
Societe Generale Class A  56,600  7,705,155
U.S. Bancorp   1,142,698  127,910,757
Wells Fargo & Co.   167,500  56,855,781
  1,105,863,656
CREDIT & OTHER FINANCE - 3.4%
American Express Co.   1,255,172  112,024,101
Beneficial Corp.   367,300  30,531,813
First Chicago NBD Corp.   1,322,100  110,395,350
Fleet Financial Group, Inc.   299,800  22,466,263
Household International, Inc.   345,000  44,009,063
Transamerica Corp.   223,000  23,749,500
  343,176,090
FEDERAL SPONSORED CREDIT - 2.1%
Freddie Mac  403,600  16,925,975
Fannie Mae  3,477,300  198,423,431
  215,349,406

 SHARES VALUE (NOTE 1)
INSURANCE - 4.3%
Aetna, Inc.   227,800 $ 16,074,138
Allstate Corp.   1,429,499  129,905,722
CIGNA Corp.   93,700  16,215,956
Edperbrascan Corp. Ltd., Class A (vtg.)  2,699,800  49,102,725
Fremont General Corp.   423,924  23,209,839
General Re Corp.   110,000  23,320,000
Hartford Financial Services Group, Inc.   663,300  62,060,006
Highlands Insurance Group, Inc. (a)  163,600  4,642,150
Marsh & McLennan Companies, Inc.   150,600  11,229,113
Reliastar Financial Corp.   1,157,588  47,678,156
SAFECO Corp.   37,200  1,813,500
Travelers Group, Inc. (The)  961,749  51,814,227
  437,065,532
SAVINGS & LOANS - 0.9%
Washington Mutual, Inc.   1,457,990  93,037,987
SECURITIES INDUSTRY - 0.4%
Bear Stearns Companies, Inc.   178,300  8,469,250
First Marathon Inc. Class A (non-vtg.)  299,400  4,282,977
Lehman Brothers Holdings, Inc.   426,700  21,761,700
  34,513,927
TOTAL FINANCE   2,229,006,598
HEALTH - 6.9%
DRUGS & PHARMACEUTICALS - 4.5%
American Home Products Corp.   1,473,000  112,684,500
Barr Laboratories, Inc. (a)(d)  1,391,650  47,490,056
Bristol-Myers Squibb Co.   1,350,800  127,819,450
Merck & Co., Inc.   335,900  35,689,375
Novartis AG (Reg.)  25,200  40,850,889
Pharmacia & Upjohn, Inc.   427,100  15,642,538
Schering-Plough Corp.   1,197,800  74,413,325
  454,590,133
MEDICAL EQUIPMENT & SUPPLIES - 1.1%
Allegiance Corp.   393,500  13,944,656
Bausch & Lomb, Inc.   250,000  9,906,250
Baxter International, Inc.   786,100  39,648,919
Johnson & Johnson  40,000  2,635,000
PharMerica, Inc. (a)  2,062,757  21,401,104
U.S. Surgical Corp.   740,908  21,717,851
  109,253,780
MEDICAL FACILITIES MANAGEMENT - 1.3%
Beverly Enterprises, Inc.   4,972,000  64,636,000
Columbia/HCA Healthcare Corp.   2,259,150  66,927,319
  131,563,319
TOTAL HEALTH   695,407,232
HOLDING COMPANIES - 0.5%
CINergy Corp.   415,000  15,899,688
Norfolk Southern Corp.   1,159,200  35,717,850
  51,617,538
INDUSTRIAL MACHINERY & EQUIPMENT - 6.1%
ELECTRICAL EQUIPMENT - 3.5%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  263,200  33,427,077
General Electric Co.   4,291,100  314,859,463
Loral Space & Communications Ltd. (a)  70,300  1,507,056
  349,793,596
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
Caterpillar, Inc.   290,000 $ 14,083,125
Cooper Industries, Inc.   194,300  9,520,700
Harnischfeger Industries, Inc.   279,600  9,873,375
Ingersoll-Rand Co.   665,400  26,948,700
Parker-Hannifin Corp.   375,000  17,203,125
Stewart & Stevenson Services, Inc.   514,400  13,117,200
Tyco International Ltd.   1,925,484  86,767,123
  177,513,348
POLLUTION CONTROL - 0.9%
Browning-Ferris Industries, Inc.   1,061,198  39,264,326
Ogden Corp.   181,900  5,127,306
Safety Kleen Corp.   313,200  8,593,425
Waste Management, Inc.   1,383,000  38,032,500
  91,017,557
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   618,324,501
MEDIA & LEISURE - 4.0%
BROADCASTING - 0.6%
Ascent Entertainment Group, Inc. (a)  44,564  462,352
CBS Corp.   1,889,900  55,633,931
  56,096,283
ENTERTAINMENT - 1.4%
MGM Grand, Inc. (a)  370,700  13,368,369
Viacom, Inc. Class B (non-vtg.) (a)  3,148,500  130,465,969
  143,834,338
LEISURE DURABLES & TOYS - 0.3%
Brunswick Corp.   431,200  13,070,750
Hasbro, Inc.   596,700  18,796,050
  31,866,800
LODGING & GAMING - 0.6%
Circus Circus Enterprises, Inc. (a)  674,000  13,817,000
ITT Corp. (a)  520,000  43,095,000
Mirage Resorts, Inc. (a)  283,400  6,447,350
  63,359,350
PUBLISHING - 1.1%
ACNielsen Corp. (a)  636,000  15,502,500
Cognizant Corp.   353,700  15,761,756
Dun & Bradstreet Corp.   368,800  11,409,750
Harcourt General, Inc.   561,700  30,753,075
Hollinger International, Inc. Class A  1,444,400  20,221,600
McGraw-Hill, Inc.   269,500  19,943,000
  113,591,681
RESTAURANTS - 0.0%
Tricon Global Restaurants, Inc.   15,000  435,938
TOTAL MEDIA & LEISURE   409,184,390
NONDURABLES - 7.3%
BEVERAGES - 0.4%
Anheuser-Busch Companies, Inc.   352,500  15,510,000
PepsiCo, Inc.   143,200  5,217,850
Seagram Co. Ltd.   607,600  19,657,585
  40,385,435
FOODS - 1.0%
CPC International, Inc.   286,100  30,827,275
General Mills, Inc.   555,950  39,819,919
Heinz (H.J.) Co.   393,500  19,994,719
Ralston Purina Co.   110,000  10,223,125
  100,865,038

 SHARES VALUE (NOTE 1)
HOUSEHOLD PRODUCTS - 2.2%
Avon Products, Inc.   60,900 $ 3,737,738
Dial Corp.   517,300  10,766,306
Gillette Co.   100,700  10,114,056
Premark International, Inc.   25,000  725,000
Procter & Gamble Co.   821,600  65,573,950
Rubbermaid, Inc.   1,010,400  25,260,000
Unilever:
 PLC Ord.   6,821,600  58,553,033
 NV Ord.   12,400  764,866
 NV ADR  800,000  49,950,000
  225,444,949
TOBACCO - 3.7%
BAT Industries PLC Ord.   993,646  9,069,156
Dimon, Inc.   14,200  372,750
Gallaher Group PLC sponsored ADR  922,600  19,720,575
Philip Morris Companies, Inc.   5,548,800  251,430,000
RJR Nabisco Holdings Corp.   1,873,700  70,263,750
UST, Inc.   230,600  8,517,788
Universal Corp.   182,600  7,509,425
  366,883,444
TOTAL NONDURABLES   733,578,866
PRECIOUS METALS - 0.2%
Newmont Mining Corp.   685,400  20,133,625
RETAIL & WHOLESALE - 4.0%
APPAREL STORES - 0.4%
Charming Shoppes, Inc. (a)  418,100  1,959,844
Footstar, Inc. (a)  362,600  9,744,875
Limited, Inc. (The)  967,100  24,661,050
TJX Companies, Inc.   175,100  6,019,063
  42,384,832
DRUG STORES - 0.2%
CVS Corp.   211,400  13,542,813
Rite Aid Corp.   87,100  5,111,681
  18,654,494
GENERAL MERCHANDISE STORES - 2.8%
Consolidated Stores Corp. (a)  2,020,156  88,760,615
Dayton Hudson Corp.   140,000  9,450,000
Federated Department Stores, Inc. (a)  656,400  28,266,225
Hudson's Bay Co. Ord.   377,500  8,410,601
Wal-Mart Stores, Inc.   2,684,300  105,862,081
Woolworth Corp. (a)  2,061,200  41,996,950
  282,746,472
GROCERY STORES - 0.0%
American Stores Co.   294,400  6,053,600
RETAIL & WHOLESALE, MISCELLANEOUS - 0.6%
Staples, Inc. (a)  345,700  9,593,175
Tandy Corp.   530,400  20,453,550
Toys "R" Us, Inc. (a)  369,700  11,622,444
U.S. Office Products Co. (a)  769,950  15,110,269
  56,779,438
TOTAL RETAIL & WHOLESALE   406,618,836
SERVICES - 1.0%
LEASING & RENTAL - 0.1%
Ryder Systems, Inc.   459,200  15,038,800
PRINTING - 0.7%
Deluxe Corp.   668,500  23,063,250
Donnelley (R.R.) & Sons Co.   568,400  21,172,900
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
PRINTING - CONTINUED
Ennis Business Forms, Inc.   196,700 $ 1,819,475
Harland (John H.) Co.   1,051,300  22,077,300
  68,132,925
SERVICES - 0.2%
Block (H&R), Inc.   499,600  22,388,325
Manpower, Inc.   24,300  856,575
  23,244,900
TOTAL SERVICES   106,416,625
TECHNOLOGY - 3.4%
COMPUTER SERVICES & SOFTWARE - 0.8%
Electronic Data Systems Corp.   1,326,800  58,296,275
First Data Corp.   386,100  11,293,425
NCR Corp. (a)  328,500  9,136,406
Sabre Group Holdings, Inc. Class A (a)  178,800  5,162,850
  83,888,956
COMPUTERS & OFFICE EQUIPMENT - 1.9%
Digital Equipment Corp. (a)  131,400  4,861,800
International Business Machines Corp.   600,400  62,779,325
Pitney Bowes, Inc.   791,000  71,140,563
Silicon Graphics, Inc. (a)  144,200  1,793,488
Unisys Corp. (a)  3,018,317  41,879,148
Xerox Corp.   86,800  6,406,925
  188,861,249
ELECTRONICS - 0.3%
AMP, Inc.   499,400  20,974,800
Thomas & Betts Corp.   214,800  10,149,300
  31,124,100
PHOTOGRAPHIC EQUIPMENT - 0.4%
Eastman Kodak Co.   358,400  21,795,200
Polaroid Corp.   339,300  16,519,669
  38,314,869
TOTAL TECHNOLOGY   342,189,174
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.4%
Northwest Airlines Corp. Class A (a)  648,500  31,046,938
Viad Corp.   275,800  5,326,388
  36,373,326
RAILROADS - 0.6%
CSX Corp.   1,168,100  63,077,400
TOTAL TRANSPORTATION   99,450,726
UTILITIES - 6.8%
ELECTRIC UTILITY - 2.6%
Allegheny Energy, Inc.   1,052,200  34,196,500
American Electric Power Co., Inc.   967,700  49,957,513
Central Maine Power Co.   602,500  9,188,125
CILCORP, Inc.   152,300  7,443,663
Consolidated Edison Co. of
 New York, Inc.   473,450  19,411,450
DPL, Inc.   637,300  18,322,375
Duke Energy Corp.   297,200  16,457,450
Entergy Corp.   1,439,500  43,095,031
Illinova Corp.   250,000  6,734,375
Niagara Mohawk Power Corp. (a)  1,006,700  10,570,350
PG&E Corp.   687,678  20,931,199

 SHARES VALUE (NOTE 1)
PacifiCorp.   200,000 $ 5,462,500
Pinnacle West Capital Corp.   472,600  20,026,425
  261,796,956
GAS - 0.7%
MCN Corp.   400,000  16,150,000
Nova Corp.   650,000  6,183,764
Pacific Enterprises  285,400  10,738,175
Questar Corp.   813,700  36,311,363
  69,383,302
TELEPHONE SERVICES - 3.5%
AT&T Corp.   331,600  20,310,500
ALLTEL Corp.   508,900  20,896,706
Ameritech Corp.   803,700  64,697,850
BCE, Inc.   480,100  16,002,774
Bell Atlantic Corp.   1,133,320  103,132,120
BellSouth Corp.   525,000  29,564,063
Comsat Corp., Series 1  294,600  7,144,050
France Telecom SA  40,000  1,449,656
MCI Communications Corp.   270,100  11,563,656
SBC Communications, Inc.   410,000  30,032,500
Sprint Corp.   312,500  18,320,313
WorldCom, Inc. (a)  953,800  28,852,450
  351,966,638
TOTAL UTILITIES   683,146,896
TOTAL COMMON STOCKS
 (Cost $7,022,135,101)   9,235,340,142
CONVERTIBLE PREFERRED STOCKS - 2.4%
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Vornado Realty Trust Series A, $3.25   127,600  8,421,600
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Republic Industries, Inc. $1.55  219,200  5,151,200
ENERGY - 0.1%
OIL & GAS - 0.1%
Unocal Capital Trust $3.125  100,000  5,612,500
FINANCE - 1.2%
CREDIT & OTHER FINANCE - 0.1%
DECS Trust $2.01 DECS  93,000  2,394,750
WBK Trust $3.135 STRYPES  285,400  9,543,063
  11,937,813
INSURANCE - 0.6%
Aetna, Inc. Class C 6.25%, PRIDES  760,000  54,340,000
Conseco, Inc. $3.50 PRIDES  171,800  8,794,013
  63,134,013
SAVINGS & LOANS - 0.1%
Ahmanson (H.F.) & Co., Series D, $3.00   70,600  9,707,500
SECURITIES INDUSTRY - 0.4%
Salomon, Inc. $2.03 DECS  840,700  34,468,700
Salomon, Inc. $3.484 DECS  93,900  5,563,575
  40,032,275
TOTAL FINANCE   124,811,601
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.2%
Loral Space & Communications Ltd.,
 Series C, $3.00 (b)  183,200 $ 11,289,700
Loral Space & Communications Ltd.,
 Series C, $3  76,300  4,711,525
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   16,001,225
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Evergreen Media Corp. $3.00 (b)  187,200  14,718,600
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
K mart Financing I $3.875  100,000  5,162,500
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Wang Laboratories, Inc. $3.25 (b)   80,000  4,070,000
Wang Laboratories, Inc. $3.25   157,600  8,077,000
TOTAL TECHNOLOGY   12,147,000
UTILITIES - 0.5%
ELECTRIC UTILITY - 0.2%
Houston Industries, Inc. $3.215 ACES  285,500  16,291,344
GAS - 0.0%
MCN Corp. $4.00  25,100  1,556,200
TELEPHONE SERVICES - 0.3%
Enhance Financial Services Group, Inc.
 $7.625 DECS  184,800  9,609,600
US West, Inc., Series D $2.25  381,900  23,558,456
  33,168,056
TOTAL UTILITIES   51,015,600
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $205,646,957)   243,041,826
CONVERTIBLE BONDS - 1.6%
 MOODY'S RATINGS  PRINCIPAL
 (UNAUDITED) AMOUNT
CONSTRUCTION & REAL ESTATE - 0.4%
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Liberty Property exchangeable
 8%, 7/1/01 Ba2 $ 27,985,000  40,088,513
DURABLES - 0.1%
CONSUMER ELECTRONICS - 0.1%
Matsushita Electric Industrial
 Co. Ltd. 1.3%, 3/29/02 Aa2 JPY 452,000,000  4,309,707
Matsushita Electric Industrial
 Co. Ltd. 1.4%, 3/31/04 Aa2 JPY 209,000,000  1,992,763
  6,302,470
ENERGY - 0.1%
OIL & GAS - 0.1%
Pennzoil Co. 4 3/4%,10/1/03 Baa3  9,820,000  13,281,550
FINANCE - 0.1%
INSURANCE - 0.1%
Loews Corp. 3 1/8%, 9/15/07 A2  4,320,000  4,320,000

 MOODY'S RATINGS PRINCIPAL VALUE
  (UNAUDITED) AMOUNT (NOTE 1)
MEDIA & LEISURE - 0.5%
BROADCASTING - 0.3%
Time Warner, Inc. liquid yield
 option notes 0%, 6/22/13 Ba1 $ 58,550,000 $ 29,933,688
LODGING & GAMING - 0.0%
Hilton Hotels Corp.
 5%, 5/15/06 Baa2  3,670,000  4,000,300
PUBLISHING - 0.2%
News America Holdings, Inc.
 liquid yield option notes
 0%, 3/11/13 Baa3  35,920,000  16,972,200
TOTAL MEDIA & LEISURE   50,906,188
RETAIL & WHOLESALE - 0.3%
DRUG STORES - 0.1%
Rite Aid Corp. 5 1/4%,
 9/15/05 (b) Baa2  11,620,000  12,622,225
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Home Depot, Inc.
 3 1/4%, 10/1/01 A1  5,000,000  6,675,000
U.S. Office Products Co.
 5 1/2%, 2/1/01 B3  10,000,000  11,700,000
  18,375,000
TOTAL RETAIL & WHOLESALE   30,997,225
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Quantum Corp. 7%, 8/1/04 B2  4,280,000  4,108,800
ELECTRONICS - 0.1%
Micron Technology, Inc.
 7%, 7/1/04 B1  12,840,000  11,925,150
TOTAL TECHNOLOGY   16,033,950
TOTAL CONVERTIBLE BONDS
 (Cost $150,094,993)   161,929,896
CASH EQUIVALENTS - 4.5%
 SHARES

Taxable Central Cash Fund (c)
 (Cost $458,376,604)   458,376,604  458,376,604
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $7,836,253,655)   $ 10,098,688,468
SECURITY TYPE ABBREVIATIONS
ACES - Automatic Common Exchange Securities
DECS - Dividend Enhanced Convertible Stock/Debt Exch.
  for Common
PRIDES - Preferred Redeemable Increased Dividend Equity Securities STRYPES - Structured Yield Product Exchangeable for Common Stock CURRENCY ABBREVIATIONS
JPY - Japanese yen
LEGEND
(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,700,525 or .4% of net assets.
(c) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(d) An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Barr Laboratories, Inc.  $ - $ 5,029,783 $ - $ 47,490,056
Beverly Enterprises, Inc.   -  6,467,030  -  -
Cardiac Control
 Systems, Inc..   -  380,488  -  -
Integramed America,
 Inc.   -  1,610,125  -  -
Synetic, Inc.   -  38,641,532  -  -
TOTALS  $ - $ 52,128,958 $ - $ 47,490,056
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $4,830,022,045 and $3,593,546,065, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $850,201 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.2% AAA, AA, A 0.1%
Baa 0.5% BBB 0.8%
Ba 0.7% BB 0.4%
B 0.3% B 0.3%
Caa 0.0% CCC 0.0%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
The percentage not rated by Moody's or S&P amounted to 0.0%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $7,845,905,101. Net unrealized appreciation aggregated $2,252,783,367, of which $2,386,782,461 related to appreciated investment securities and $133,999,094 related to depreciated investment securities.
The fund hereby designates approximately $225,002,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997


ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                              $ 10,098,688,468
(COST $7,836,253,655) - SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                                  15,785,858

RECEIVABLE FOR FUND SHARES SOLD                                                                  10,327,412

DIVIDENDS RECEIVABLE                                                                             15,891,959

INTEREST RECEIVABLE                                                                              4,432,709

OTHER RECEIVABLES                                                                                52,063

 TOTAL ASSETS                                                                                    10,145,178,469

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                $ 26,357,641

PAYABLE FOR FUND SHARES REDEEMED                                                  2,018,549

ACCRUED MANAGEMENT FEE                                                            4,072,569

OTHER PAYABLES AND                                                                659,813
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                               33,108,572

NET ASSETS                                                                                      $ 10,112,069,897

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                 $ 7,208,544,669

UNDISTRIBUTED NET INVESTMENT INCOME                                                              140,172,474

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN                    500,938,191
CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                        2,262,414,563
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                                                                      $ 10,112,069,897



INITIAL CLASS :                                                                                                   $24.28
NET ASSET VALUE, OFFERING PRICE
AND REDEMPTION PRICE PER
SHARE ($10,106,742,355 (DIVIDED BY) 416,258,047 SHARES)

SERVICE CLASS :                                                                                                   $24.27
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($5,327,542 (DIVIDED BY) 219,493 SHARES)


STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                   $ 162,618,935
DIVIDENDS

INTEREST                                                                             26,175,230

 TOTAL INCOME                                                                        188,794,165

EXPENSES

MANAGEMENT FEE                                                     $ 42,199,618

TRANSFER AGENT FEES                                                 5,689,149

DISTRIBUTION FEES - SERVICE CLASS                                   226

ACCOUNTING FEES AND EXPENSES                                        819,525

NON-INTERESTED TRUSTEES' COMPENSATION                               32,639

CUSTODIAN FEES AND EXPENSES                                         230,735

REGISTRATION FEES                                                   48,392

AUDIT                                                               78,670

LEGAL                                                               48,842

MISCELLANEOUS                                                       349,519

 TOTAL EXPENSES BEFORE REDUCTIONS                                   49,497,315

 EXPENSE REDUCTIONS                                                 (875,649         48,621,666
                                                                   )

NET INVESTMENT INCOME                                                                140,172,499

REALIZED AND UNREALIZED
 GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING                                   516,651,001
 REALIZED GAIN OF $12,866,742
 ON SALES OF INVESTMENTS IN
 AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                      (56,354          516,594,647
                                                                   )

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              1,401,311,026

 ASSETS AND LIABILITIES IN                                          (14,816          1,401,296,210
 FOREIGN CURRENCIES                                                )

NET GAIN (LOSS)                                                                      1,917,890,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $ 2,058,063,356

OTHER INFORMATION                                                                   $ 867,177
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                                  8,472

                                                                                    $ 875,649


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS          $ 140,172,499      $ 117,458,579
NET
INVESTMENT
INCOME

 NET REALIZED        516,594,647        597,117,485
GAIN (LOSS)

 CHANGE IN NET       1,401,296,210      90,992,918
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        2,058,063,356      805,568,982
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (119,523,328)      (7,876,787)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (602,923,285)      (225,801,230)
REALIZED GAIN

 TOTAL               (722,446,613)      (233,678,017)
DISTRIBUTIONS

SHARE                1,815,363,131      1,509,764,377
TRANSACTIONS
- NET
INCREASE
(DECREASE)

  TOTAL              3,150,979,874      2,081,655,342
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        6,961,090,023      4,879,434,681
PERIOD

 END OF PERIOD      $ 10,112,069,897   $ 6,961,090,023
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$140,172,47
4 AND
$117,454,54
9,
RESPECTIVELY
)




OTHER INFORMATION:

                     YEAR ENDED DECEMBER 31, 1997             YEAR ENDED DECEMBER 31, 1996

                     SHARES                         DOLLARS   SHARES                         DOLLARS



SHARE                81,081,134     $ 1,787,907,743    93,794,843     $ 1,829,128,598
TRANSACTIONS
INITIAL CLASS
 SOLD

  REINVESTED         36,487,203      722,446,589       12,390,139      233,678,017

  REDEEMED           (32,291,523)    (700,239,679)     (28,467,146)    (553,042,238)

  NET INCREASE       85,276,814     $ 1,810,114,653    77,717,836     $ 1,509,764,377
(DECREASE)

 SERVICE CLASS       222,682         5,321,346         -               -
A
 SOLD

  REINVESTED         -               -                 -               -

  REDEEMED           (3,189)         (72,868)          -               -

  NET INCREASE       219,493        $ 5,248,478        -              $ -
(DECREASE)

DISTRIBUTIONS                       $ 119,523,328                     $ 7,876,787
INITIAL CLASS -
NET
INVESTMENT
INCOME

 INITIAL CLASS -                     602,923,285                       225,801,230
NET REALIZED
GAIN

 TOTAL                              $ 722,446,613                     $ 233,678,017

 SERVICE CLASS                       -                                 -
- NET
INVESTMENT
INCOME

 SERVICE CLASS                       -                                 -
- NET REALIZED
GAIN

 TOTAL                              $ -                               $ -

                                    $ 722,446,613                     $ 233,678,017



1. SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS
                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995   1994   1993


NET ASSET VALUE,    $ 21.03        $ 19.27       $ 15.35       $ 15.44       $ 13.40
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                 .36 D          .35           .41           .41           .37
INVESTMENT
INCOME

 NET REALIZED        5.06           2.30          4.69          .64           2.06
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM          5.42           2.65          5.10          1.05          2.43
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET            (.36)          (.03)         (.40)         (.37)         (.35)
INVESTMENT
INCOME

 IN EXCESS OF        -              -             -             -             (.04)
NET INVESTMENT
INCOME

 FROM NET            (1.81)         (.86)         (.78)         (.77)         -
REALIZED GAIN

 TOTAL               (2.17)         (.89)         (1.18)        (1.14)        (.39)
DISTRIBUTIONS

NET ASSET VALUE,    $ 24.28        $ 21.03       $ 19.27       $ 15.35       $ 15.44
END OF PERIOD

TOTAL                28.11%         14.28%        35.09%        7.07%         18.29%
RETURN B, C

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 10,106,742   $ 6,961,090   $ 4,879,435   $ 2,284,412   $ 1,318,500
OF PERIOD (000
OMITTED)

RATIO OF             .58%           .58%          .61%          .60%          .62%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF             .57% F         .56%          .61%          .58%          .62%
EXPENSES TO                        F                           F
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET         1.65%          1.97%         2.56%         2.83%         2.87%
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO            44%            186%          87%           134%          120%
TURNOVER RATE

AVERAGE             $ .0440        $ .0426
COMMISSION
RATE G


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                          YEAR ENDED
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1997 E

NET ASSET VALUE,    $ 23.44
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                 .05 D
INVESTMENT
INCOME

 NET REALIZED        .78
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM          .83
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

NET ASSET VALUE,    $ 24.27
END OF PERIOD

TOTAL                3.54%
RETURN B, C

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 5,328
OF PERIOD (000
OMITTED)

RATIO OF             .68% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF             .65% A,
EXPENSES TO          F
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET         1.63% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO            44%
TURNOVER

AVERAGE             $ .0440
COMMISSION
RATE G

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT ANNUALIZED
AND DO NOT REFLECT CHARGES
ATTRIBUTABLE TO YOUR INSURANCE
COMPANY'S SEPARATE ACCOUNT.
INCLUSION OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).
D NET INVESTMENT INCOME PER SHARE
HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING
DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF
SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY
DIFFER.

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED DECEMBER 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Equity-Income Portfolio(the fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares; the fund's original class of shares (Initial Class shares) and Service Class shares. The fund commenced sale of Service Class shares on November 3, 1997. Both classes of shares have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to total net assets of the fund. Each class of shares differs in its respective distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, foreign currency transactions and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management &
2. OPERATING POLICIES POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of the fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .50% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares(collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of
 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.
For the period, Service Class paid FDC $226, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class of shares or render shareholder support services. For the period, FMR or FDC informed the fund that payments made to third parties under the Plans amounted to $3,693,878 and $414 for the Initial Class and Service Class, respectively.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07%, of average net assets.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses.

5. EXPENSE REDUCTIONS - CONTINUED
For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company and its subsidiaries, affiliates of FMR, were the record owners of approximately 18% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 10% or more of the total outstanding shares of the fund, totaling 28%.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of the fund's schedule of investments.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund and the Shareholders of Equity-Income Portfolio:
We have audited the accompanying statement of assets and liabilities of Variable Insurance Products Fund: Equity-Income Portfolio, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of the Initial Class and Service Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Variable Insurance Products Fund: Equity-Income Portfolio, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of the Initial Class and Service Class for each of the periods indicated therein, in conformity with generally accepted accounting principles. COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 5, 1998
DISTRIBUTIONS


The Board of Trustees of VIP: Equity-Income voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

INITIAL CLASS
Pay Date  2/7/97 2/6/98
Record Date  2/7/97 2/6/98
Dividends  $.36 $.34
Short-Term
Capital Gains  $.47 $.68
Long-Term
Capital Gains  $1.34 $.53
Long-Term
Capital Gain Breakdown:
 28% rate  100% 53.78%
 20% rate  - 46.22%

SERVICE CLASS
Pay Date  2/6/98
Record Date  2/6/98
Dividends  $.34
Short-Term
Capital Gains  $.68
Long-Term
Capital Gains  $.53
Long-Term
Capital Gain Breakdown:
 28% rate  53.78%
 20% rate  46.22%

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Richard A. Spillane, Jr., VICE PRESIDENT
Stephen Petersen, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
* INDEPENDENT TRUSTEES









(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND: GROWTH PORTFOLIO
ANNUAL REPORT
DECEMBER 31, 1997
CONTENTS



MARKET ENVIRONMENT                  3    A REVIEW OF WHAT HAPPENED IN WORLD MARKETS
                                         DURING THE LAST YEAR.

PERFORMANCE                         4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                           5    THE MANAGER'S REVIEW OF FUND PERFORMANCE, STRATEGY
                                         AND OUTLOOK.

INVESTMENTS                         6    A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                         MARKET VALUES.

FINANCIAL STATEMENTS                10   STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                         CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                               13   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT ACCOUNTANTS   15   THE AUDITORS' OPINION.

DISTRIBUTIONS                       16



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. MARKET ENVIRONMENT


Despite an infectious currency crisis that erupted in Southeast Asia in October, most stock and bond markets around the globe posted another year of positive returns. Sustained corporate earnings growth, low interest-rate levels and an overall lack of inflationary concern provided a favorable investing backdrop. The U.S. and European stock markets continued to perform well, with U.S. stocks posting their third consecutive year of strong results. The problems in Southeast Asia, though, reverberated throughout the world, with investors becoming increasingly concerned toward the end of the period regarding the sustainability of corporate earnings. The U.S. bond market enjoyed a nice run in 1997.
U.S. STOCK MARKETS
The U.S. stock market went through many phases during 1997. Entering the year, the market was still being dominated by an extremely narrow contingent of well-known, large-capitalization stocks. In fact, much of the Standard & Poor's 500 Index 12-month gain of 33.36% came from these bigger stocks. Stock prices soared to historic highs and the Dow Jones Industrial Average hurtled past the 8000-point mark in August. But, investors became increasingly concerned about the market's ability to sustain its lofty performance levels. In mid-August, several large multinationals - companies that derive a significant portion of their revenues from overseas operations - justified these concerns by announcing earnings disappointments. These announcements triggered a slowdown among larger-cap stocks, while smaller- and medium-sized stocks gained momentum. From August through December, the S&P MidCap 400 Index - a measure of mid-sized stock performance - returned 6.50%, while the S&P 500 returned 2.43%.
In late October, economic turmoil shook Southeast Asia. Since this region accounts for a significant portion of world economic growth, shock tremors rippled through developed markets such as those in the U.S. and Europe, as well as emerging-market nations in Eastern Europe and Latin America. In New York, the uncertainty was punctuated by a 554-point drop in the Dow one day and a 337-point recovery the next. In terms of industry groups, moderate economic growth coupled with nonexistent inflation translated into near nirvana for the finance sector. Banks and brokerages demonstrated their ability to sustain impressive earnings growth as borrowing demand remained high and cash flows were healthy. Consolidation in the form of merger and acquisition activity also brought positive results to the group. Due to strong oil exploration and production demand, the energy service sector also fared nicely. Demand for offshore drilling, in particular, was very high and the industry enjoyed favorable pricing trends. Technology stocks were a mixed bag in 1997, with the group experiencing a decent rally through the first half of the year. The second-half Asian crisis, however, proved particularly harmful to many technology companies with Asian business ties. With Asia accounting for a considerable amount of the world's technology production, the region's economic troubles were far-reaching. Going into 1998, many money managers - sensing an economic slowdown due to Asia - were concentrating on stocks that were less cyclical, or economically sensitive.
FOREIGN STOCK MARKETS
Stock markets around the world reacted differently in 1997. Europe - bolstered by continued economic reform and a convergence in monetary policy - posted strong overall returns as Finland, Italy, Spain, Switzerland and the United Kingdom led the way. The Morgan Stanley Capital International (MSCI) Europe Index returned 24.17% during the period. In contrast, the MSCI EAFE Index, which measures the performance of Europe, Australasia and the Far East, reflected the problems brought on by the Asian crisis. The MSCI EAFE returned 2.01% for the period. Japan and Hong Kong were two noteworthy laggards, as economic recovery in Japan trudged along and Hong Kong felt the brunt of Asia's woes. Emerging market equity performance was solid through the first half of the period, but trailed off some in the second. Uncertainty in Asia and South Korea made some investors question the well-being of other pivotal emerging-market nations such as Russia, which proved particularly vulnerable to the Asian dilemma.
U.S. BOND MARKETS
Bonds benefited from low interest rates - which in turn drove prices upward - as well as a distinct lack of inflation indicators. The Lehman Brothers Aggregate Bond Index - a measure of the U.S. taxable bond market - returned 9.65% during the year. The Federal Reserve Board's raising of a key short-term interest rate in March proved to be one of the few obstacles to the bond market. Bonds rallied from April through mid-September, buoyed in large part by encouraging economic data and the Fed's reluctance to raise rates further. Additionally, while the Asian crisis brought some equity markets to their knees, many bond markets welcomed wary stock investors in search of lower volatility. Interest rates reached attractive levels, with the yield on the 30-year Treasury bond going below the 6% mark in November. Corporate bonds performed reasonably well due to continued economic growth and high demand for yield. Mortgage-backed bonds also fared relatively well, in spite of increased refinancing activity due to the lower rates.
FOREIGN BOND MARKETS
While low inflation and steady growth boosted the U.S. bond market, results were varied on the international front. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 0.23% for the 12 months that ended December 31, 1997. In Europe, countries continued to make progress in the drive toward meeting European Monetary Union requirements. But a strong dollar relative to many currencies eroded gains for U.S.-based investors. Japan - one of the more significant components of the Salomon Brothers index - continued to struggle as economic reform continued to develop slowly. The often-volatile world of emerging-market debt also had mixed results, as Asian concerns trickled into these regions. Brazil and Argentina performed well, while Ecuador stumbled due to political uncertainty. Nevertheless, The J.P. Morgan Emerging Markets Bond Index still managed to return 16.15% during the period.
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                    PAST 1   PAST 5   PAST 10
DECEMBER 31, 1997                YEAR     YEARS    YEARS

VIP: GROWTH - "INITIAL CLASS"    23.48%   18.00%   17.19%

S&P 500 (REGISTERED TRADEMARK)   33.36%   20.27%   18.05%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare these figures to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has
a history of long-term growth and short-term volatility.
In turn, the share price and return of a fund that
invests in stocks will vary. That means if you sell
your shares during a market downturn, you might
lose money. But if you can ride out the market's ups
and downs, you may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER THE PAST 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971231 19980109 105514 S00000000000001
             VIP Growth                  S&P 500
             00151                       SP001
  1987/12/31      10000.00                    10000.00
  1988/01/31      10216.96                    10421.00
  1988/02/29      11045.36                    10906.62
  1988/03/31      10946.75                    10569.60
  1988/04/30      11084.81                    10686.93
  1988/05/31      10986.19                    10779.90
  1988/06/30      11538.46                    11274.70
  1988/07/31      11479.29                    11231.86
  1988/08/31      11203.16                    10849.97
  1988/09/30      11518.74                    11312.18
  1988/10/31      11548.32                    11626.66
  1988/11/30      11439.84                    11460.40
  1988/12/31      11558.19                    11660.96
  1989/01/31      12386.59                    12514.54
  1989/02/28      12130.18                    12202.93
  1989/03/31      12496.89                    12487.26
  1989/04/30      13157.78                    13135.34
  1989/05/31      13628.42                    13667.32
  1989/06/30      13448.17                    13589.42
  1989/07/31      14649.80                    14816.55
  1989/08/31      14900.14                    15106.95
  1989/09/30      15030.31                    15045.01
  1989/10/31      14609.74                    14695.97
  1989/11/30      14850.07                    14995.77
  1989/12/31      15200.54                    15355.66
  1990/01/31      14319.35                    14325.30
  1990/02/28      14456.13                    14510.09
  1990/03/31      14632.80                    14894.61
  1990/04/30      14206.71                    14522.25
  1990/05/31      15464.21                    15938.17
  1990/06/30      15786.38                    15829.79
  1990/07/31      15536.96                    15779.13
  1990/08/31      13936.50                    14352.70
  1990/09/30      12502.32                    13653.72
  1990/10/31      12055.43                    13595.01
  1990/11/30      13032.34                    14473.25
  1990/12/31      13416.87                    14877.05
  1991/01/31      14310.63                    15525.69
  1991/02/28      15378.27                    16635.78
  1991/03/31      15842.36                    17038.36
  1991/04/30      15694.69                    17079.26
  1991/05/31      16622.87                    17817.08
  1991/06/30      15388.82                    17001.06
  1991/07/31      16854.92                    17793.31
  1991/08/31      17603.79                    18215.01
  1991/09/30      17740.91                    17910.82
  1991/10/31      18289.38                    18150.82
  1991/11/30      17245.18                    17419.34
  1991/12/31      19523.44                    19412.12
  1992/01/31      20715.31                    19051.05
  1992/02/29      21148.67                    19298.72
  1992/03/31      19852.53                    18922.39
  1992/04/30      19074.84                    19478.71
  1992/05/31      18912.83                    19574.15
  1992/06/30      18178.35                    19282.50
  1992/07/31      18880.42                    20071.15
  1992/08/31      18361.97                    19659.70
  1992/09/30      18686.00                    19891.68
  1992/10/31      19409.68                    19961.30
  1992/11/30      20705.82                    20641.98
  1992/12/31      21343.09                    20895.88
  1993/01/31      21764.33                    21071.40
  1993/02/28      21315.66                    21357.97
  1993/03/31      22165.64                    21808.63
  1993/04/30      21933.82                    21280.86
  1993/05/31      23567.55                    21851.19
  1993/06/30      23810.40                    21914.55
  1993/07/31      23744.17                    21826.90
  1993/08/31      24936.34                    22654.14
  1993/09/30      25399.97                    22479.70
  1993/10/31      25642.82                    22945.03
  1993/11/30      24605.18                    22727.05
  1993/12/31      25477.24                    23002.05
  1994/01/31      26117.48                    23784.12
  1994/02/28      25848.10                    23139.57
  1994/03/31      24673.72                    22130.68
  1994/04/30      24826.39                    22413.96
  1994/05/31      24250.94                    22781.54
  1994/06/30      23017.85                    22223.40
  1994/07/31      23816.42                    22952.32
  1994/08/31      25166.96                    23893.37
  1994/09/30      24861.62                    23307.98
  1994/10/31      25871.59                    23832.41
  1994/11/30      24838.13                    22964.43
  1994/12/31      25472.30                    23305.00
  1995/01/31      24990.80                    23909.30
  1995/02/28      26025.74                    24841.04
  1995/03/31      26970.42                    25574.10
  1995/04/30      27879.67                    26327.26
  1995/05/31      28966.04                    27379.56
  1995/06/30      31528.47                    28015.58
  1995/07/31      34645.89                    28944.58
  1995/08/31      35070.99                    29017.23
  1995/09/30      35980.24                    30241.76
  1995/10/31      35614.18                    30133.80
  1995/11/30      35590.56                    31456.67
  1995/12/31      34480.57                    32062.53
  1996/01/31      35023.76                    33153.93
  1996/02/29      36198.02                    33461.27
  1996/03/31      36337.73                    33783.50
  1996/04/30      37760.25                    34281.47
  1996/05/31      38941.45                    35165.59
  1996/06/30      38179.38                    35299.57
  1996/07/31      35258.14                    33740.04
  1996/08/31      36312.33                    34451.61
  1996/09/30      38750.93                    36390.55
  1996/10/31      38662.02                    37394.20
  1996/11/30      40808.50                    40220.83
  1996/12/31      39551.10                    39424.06
  1997/01/31      41824.59                    41887.27
  1997/02/28      40873.81                    42215.67
  1997/03/31      38583.29                    40481.03
  1997/04/30      40439.40                    42897.74
  1997/05/31      43243.30                    45509.36
  1997/06/30      45020.42                    47548.18
  1997/07/31      48403.54                    51331.58
  1997/08/31      46534.27                    48455.99
  1997/09/30      49232.86                    51109.92
  1997/10/31      47376.76                    49402.85
  1997/11/30      48732.63                    51689.71
  1997/12/31      48837.95                    52577.22
IMATRL PRASUN   SHR__CHT 19971231 19980109 105518 R00000000000123
Let's say hypothetically that $10,000 was invested in VIP: Growth Portfolio on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $48,838 - a 388.38% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $52,577 - a 425.77% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                % OF FUND'S
                                INVESTMENTS

PHILIP MORRIS COMPANIES, INC.   4.8

WAL-MART STORES, INC.           2.6

AMERICAN HOME PRODUCTS CORP.    2.5

MICROSOFT CORP.                 2.4

FANNIE MAE                      2.1

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                     % OF FUND'S
                     INVESTMENTS

TECHNOLOGY           21.3

HEALTH               16.5

FINANCE              10.2

NONDURABLES          9.3

RETAIL & WHOLESALE   8.9

ASSET ALLOCATION AS OF DECEMBER 31, 1997 *
ROW: 1, COL: 1, VALUE: 4.5
ROW: 1, COL: 2, VALUE: 95.5
STOCKS  95.5%
SHORT-TERM INVESTMENTS 4.5%
FOREIGN INVESTMENTS 6.0%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Jennifer Uhrig,
Portfolio Manager of Growth Portfolio
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, JENNIFER?
A. Performance was disappointing. For the 12 months that ended December 31, 1997, the fund trailed the Standard & Poor's 500 Index return of 33.36%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The fund was hurt by its large weighting in technology and poor stock selection within that sector. While the fund underperformed slightly, the average mid-cap and small-cap technology stock underperformed the market considerably. Not concentrating technology holdings exclusively in large-cap stocks hurt the fund. Additionally, not owning enough financial services stocks also detracted from performance. I decided not to overweight this sector because financial services typically is not a growth area, and thus is not a standard focus for a growth fund such as this. I also believed that it was quite late in the business cycle to be overly exposed to such a highly cyclical - or economically sensitive - group. In hindsight, this was a mistake because finance stocks continued to perform well.
Q. SIX MONTHS AGO YOU DETAILED SOME OF THE CHANGES YOU HAD MADE TO THE PORTFOLIO SINCE YOU TOOK OVER IN JANUARY. NAMELY, YOU HAD ASSEMBLED A MORE CONCENTRATED LIST OF STOCKS AND HAD BEGUN TO LOOK AT LARGER-SIZED COMPANIES. DID THESE STRATEGIES CONTINUE?
A. They did. I prefer to concentrate my holdings on stocks that represent my best ideas rather than having a lot of smaller positions that will have minimal impact. At the beginning of the period, the fund's top 10 positions accounted for nearly 18% of the fund's total investments; at the end of the period, that number had increased to around 23%. I also continued to raise the fund's average market capitalization by focusing on stocks of bigger companies. While less than that of the index, the fund's weighted market capitalization as of December 31, 1997 was approximately $21.8 billion. At the beginning of the period, this figure was around $13 billion.
Q. AT THE END OF THE PERIOD, TECHNOLOGY WAS THE FUND'S LARGEST INDUSTRY EXPOSURE. HOW DID THE RECENT TURMOIL IN SOUTHEAST ASIA AFFECT THESE STOCKS?
A. Because Southeast Asia has been a high-growth region for personal computers and other electronic products, the prospect of slower demand caused quite a bit of volatility in the technology sector. Looking at the situation from a longer-term perspective, though, there may be some positives for U.S. tech companies. First, many U.S. companies buy components from Southeast Asia and those components may now become cheaper. A second bright spot concerns capacity additions. In the past, high capacity in Southeast Asia has placed pressure on U.S. technology stocks. Going forward, this region may not be able to continue adding capacity.
Q. CAN YOU HIGHLIGHT A FEW STOCKS THAT PERFORMED WELL? WHERE DID THE DISAPPOINTMENTS LIE?
A. Microsoft - the fund's fourth-largest position at the end of the period - was a very strong contributor to performance. The company had a terrific first half of the year, with earnings exceeding expectations due to better-than-expected sales. While the stock has treaded water more recently, Microsoft - at this juncture - appears well-positioned to benefit from new products in 1998. On a negative note, Boeing was disappointing because the company was unable to increase production profitably. The fund no longer owned this position as of the end of the period.
Q. WHAT'S YOUR OUTLOOK?
A. In the months ahead, I expect to continue to concentrate on those sectors of the economy that typically offer the most growth opportunities - technology, retail and health care. I also plan to concentrate on those subsectors of these larger groups that offer the best earnings outlook. Also, I'll supplement this basic focus by trying to find stocks outside of these areas that offer special situations or superior earnings potential. Finally, I'll look to invest in growth stocks within cyclical industries when the business cycle is appropriate.



FUND FACTS
GOAL: to increase the value of the fund's shares
over the long term by investing in stocks with
above-average growth potential
START DATE: October 9, 1986
SIZE: as of December 31, 1997, more than $7.7
billion
MANAGER: Jennifer Uhrig, since January 1997;
joined Fidelity in 1987
3
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.5%
 SHARES VALUE (NOTE 1)
  AEROSPACE & DEFENSE - 1.5%
AEROSPACE & DEFENSE - 0.7%
Gulfstream Aerospace Corp. (a)  793,000 $ 23,195,250
Lockheed Martin Corp.   311,500  30,682,750
  53,878,000
DEFENSE ELECTRONICS - 0.8%
Northrop Grumman Corp.   234,500  26,967,500
Raytheon Company:
 Class A  172,825  8,522,433
 Class B  472,600  23,866,300
  59,356,233
TOTAL AEROSPACE & DEFENSE   113,234,233
BASIC INDUSTRIES - 1.5%
CHEMICALS & PLASTICS - 0.3%
Cytec Industries, Inc. (a)  443,300  20,807,394
IRON & STEEL - 0.2%
Nucor Corp.   252,500  12,198,906
PACKAGING & CONTAINERS - 0.8%
Corning, Inc.  622,800  23,121,450
Owens-Illinois, Inc. (a)  1,069,200  40,562,775
  63,684,225
PAPER & FOREST PRODUCTS - 0.2%
Kimberly-Clark Corp.   328,000  16,174,500
TOTAL BASIC INDUSTRIES   112,865,025
CONSTRUCTION & REAL ESTATE - 0.3%
BUILDING MATERIALS - 0.3%
Coflexip sponsored ADR  347,000  19,258,500
ENGINEERING - 0.0%
Stolt Comex Seaway SA (a)  78,700  3,935,000
TOTAL CONSTRUCTION & REAL ESTATE   23,193,500
DURABLES - 0.9%
AUTOS, TIRES, & ACCESSORIES - 0.2%
AutoZone, Inc. (a)  407,400  11,814,600
Circuit City Stores, Inc. - CarMax Group  325,700  2,931,300
  14,745,900
CONSUMER ELECTRONICS - 0.1%
General Motors Corp. Class H  307,300  11,350,894
TEXTILES & APPAREL - 0.6%
Liz Claiborne, Inc.   363,800  15,211,388
Reebok International Ltd. (a)   684,200  19,713,513
Timberland Co. Class A (a)  201,300  11,687,981
  46,612,882
TOTAL DURABLES   72,709,676
ENERGY - 7.3%
ENERGY SERVICES - 4.9%
Dresser Industries, Inc.   847,300  35,533,644
Falcon Drilling, Inc. (a)  1,082,100  37,941,131
Halliburton Co.   1,522,400  79,069,650
Noble Drilling Corp. (a)  736,000  22,540,000
Reading & Bates Corp. (a)  604,000  25,292,500
Schlumberger Ltd.   1,009,900  81,296,950
Transocean Offshore, Inc.   532,400  25,655,025
Varco International, Inc. (a)  837,800  17,960,338
Weatherford Enterra, Inc. (a)  487,600  21,332,500
Western Atlas, Inc.   390,900  28,926,600
  375,548,338

 SHARES VALUE (NOTE 1)
OIL & GAS - 2.4%
British Petroleum PLC ADR  434,895 $ 34,655,695
Burlington Resources, Inc.   168,300  7,541,944
Cooper Cameron Corp. (a)  510,800  31,158,800
EVI, Inc. (a)  500,000  25,875,000
Tosco Corp.   970,000  36,678,125
Total SA:
 Class B  331,300  36,025,816
 sponsored ADR  187,300  10,395,150
  182,330,530
TOTAL ENERGY   557,878,868
FINANCE - 10.2%
BANKS - 0.7%
Bank of New York Co., Inc.   592,800  34,271,250
Mellon Bank Corp.   259,000  15,701,875
  49,973,125
CREDIT & OTHER FINANCE - 2.4%
American Express Co.   1,561,500  139,363,875
Associates First Capital Corp.   315,200  22,418,600
Beneficial Corp.   296,800  24,671,500
  186,453,975
FEDERAL SPONSORED CREDIT - 4.0%
Freddie Mac  3,345,300  140,293,519
Fannie Mae  2,845,300  162,359,931
  302,653,450
INSURANCE - 3.1%
Allmerica Financial Corp.   313,100  15,635,431
Allstate Corp.   517,300  47,009,638
AMBAC, Inc.   859,200  39,523,200
American International Group, Inc.   216,950  23,593,313
MBIA, Inc.   260,000  17,371,250
Progressive Corp.  230,000  27,571,250
UNUM Corp.   1,266,900  68,887,688
  239,591,770
TOTAL FINANCE   778,672,320
HEALTH - 16.5%
DRUGS & PHARMACEUTICALS - 10.7%
American Home Products Corp.   2,454,700  187,784,550
Amgen, Inc.   553,600  29,963,600
Barr Laboratories, Inc. (a)  110,800  3,781,050
Bristol-Myers Squibb Co.  1,152,900  109,093,163
Elan Corp. PLC ADR (a)  588,100  30,103,369
Genentech, Inc. special (a)  356,900  21,637,063
Gilead Sciences, Inc. (a)  244,700  9,359,775
Glaxo PLC sponsored ADR  410,000  19,628,750
Lilly (Eli) & Co.   1,192,500  83,027,813
Medimmune, Inc. (a)  186,400  7,991,900
Merck & Co., Inc.   1,044,400  110,967,500
Pfizer, Inc.   465,800  34,731,213
Schering-Plough Corp.   1,028,800  63,914,200
Sepracor, Inc. (a)  251,500  10,075,719
SmithKline Beecham PLC ADR  1,891,200  97,278,600
Warner-Lambert Co.   29,900  3,707,600
  823,045,865
MEDICAL EQUIPMENT & SUPPLIES - 3.5%
Abbott Laboratories  1,113,700  73,016,956
Johnson & Johnson  2,221,300  146,328,138
Medtronic, Inc.   723,700  37,858,556
Sybron International Corp. (a)   266,000  12,485,375
  269,689,025
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 2.3%
Carematrix Corp. (a)  213,900 $ 6,149,625
Columbia/HCA Healthcare Corp.   2,713,437  80,385,571
HEALTHSOUTH Corp. (a)   1,956,600  54,295,650
Health Management Associates, Inc.
 Class A (a)  1,285,300  32,453,825
  173,284,671
TOTAL HEALTH   1,266,019,561
HOLDING COMPANIES - 0.4%
Norfolk Southern Corp.   891,600  27,472,425
INDUSTRIAL MACHINERY & EQUIPMENT - 2.4%
ELECTRICAL EQUIPMENT - 1.8%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  634,500  80,583,133
General Electric Co.   802,000  58,846,750
  139,429,883
POLLUTION CONTROL - 0.6%
Thermo Instrument Systems, Inc. (a)  134,875  4,644,758
USA Waste Services, Inc. (a)  973,500  38,209,875
Zurn Industries, Inc.   55,600  1,747,925
  44,602,558
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   184,032,441
MEDIA & LEISURE - 8.3%
BROADCASTING - 2.1%
CBS Corp.   1,391,900  40,974,056
Chancellor Media Corp. (a)  81,300  6,067,013
Comcast Corp. Class A special  1,389,800  43,865,563
Cox Communications, Inc. Class A (a)  333,500  13,360,844
TCI Group Class A  653,600  18,259,950
Time Warner, Inc.   622,400  38,588,800
  161,116,226
ENTERTAINMENT - 1.7%
Disney (Walt) Co.   1,284,000  127,196,250
LEISURE DURABLES & TOYS - 0.2%
Harley-Davidson, Inc.   492,800  13,490,400
Nintendo Co. Ltd. Ord.   32,100  3,146,697
  16,637,097
LODGING & GAMING - 0.9%
Circus Circus Enterprises, Inc. (a) 618,600 12,681,300 Mirage Resorts, Inc. (a) 1,557,300 35,428,575
Sun International Hotels Ltd. Ord. (a)  487,900  18,357,238
  66,467,113
PUBLISHING - 1.2%
Times Mirror Co. Class A  457,500  28,136,250
Tribune Co.   485,000  30,191,250
US WEST Media Group (a)  1,204,900  34,791,488
  93,118,988
RESTAURANTS - 2.2%
Applebee's International, Inc.   118,800  2,145,825
Brinker International, Inc. (a)  1,208,300  19,332,800
Landry's Seafood Restaurants, Inc. (a)   1,033,300  24,799,200
McDonald's Corp.   571,100  27,270,025
Outback Steakhouse, Inc. (a)  178,300  5,126,125
Papa John's International, Inc. (a)   229,700  8,010,788

 SHARES VALUE (NOTE 1)
Starbucks Corp. (a)  601,800 $ 23,094,075
Tricon Global Restaurants, Inc.   1,408,760  40,942,088
Wendy's International, Inc.   894,200  21,516,688
  172,237,614
TOTAL MEDIA & LEISURE   636,773,288
NONDURABLES - 9.3%
BEVERAGES - 0.4%
PepsiCo, Inc.   757,000  27,583,188
FOODS - 1.3%
American Italian Pasta Co. Series A  280,700  7,017,500
Campbell Soup Co.   454,200  26,400,375
General Mills, Inc.   459,900  32,940,338
Sara Lee Corp.   587,000  33,055,438
  99,413,651
HOUSEHOLD PRODUCTS - 2.2%
Avon Products, Inc.   493,600  30,294,700
Colgate-Palmolive Co.   370,900  27,261,150
Gillette Co.   420,000  42,183,750
Procter & Gamble Co.   891,700  71,168,806
  170,908,406
TOBACCO - 5.4%
Philip Morris Companies, Inc.   8,050,400  364,783,750
RJR Nabisco Holdings Corp.   867,600  32,535,000
UST, Inc.   411,300  15,192,394
  412,511,144
TOTAL NONDURABLES   710,416,389
PRECIOUS METALS - 0.2%
Barrick Gold Corp.   449,500  8,379,682
Getchell Gold Corp. (a)   219,053  5,257,272
  13,636,954
RETAIL & WHOLESALE - 8.9%
APPAREL STORES - 0.8%
Just for Feet, Inc. (a)  533,600  7,003,500
Ross Stores, Inc.   344,900  12,545,738
TJX Companies, Inc.   1,227,700  42,202,188
  61,751,426
DRUG STORES - 0.9%
CVS Corp.   565,505  36,227,664
Rite Aid Corp.   609,400  35,764,163
  71,991,827
GENERAL MERCHANDISE STORES - 4.0%
Consolidated Stores Corp. (a)   626,812  27,540,552
Costco Companies, Inc. (a)  599,200  26,739,300
Dayton Hudson Corp.   754,000  50,895,000
Wal-Mart Stores, Inc.   5,144,100  202,870,444
  308,045,296
GROCERY STORES - 0.5%
Safeway, Inc. (a)  633,400  40,062,550

RETAIL & WHOLESALE, MISCELLANEOUS - 2.7%
Bed Bath & Beyond, Inc. (a)  494,200  19,026,700
Corporate Express, Inc. (a)  1,331,300  17,140,488
Home Depot, Inc.   1,326,850  78,118,294
Lowe's Companies, Inc.   941,600  44,902,550
Staples, Inc. (a)  1,021,800  28,354,950
Toys "R" Us, Inc. (a)  87,100  2,738,206
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
U.S. Office Products Co. (a)  364,950 $ 7,162,144
Viking Office Products, Inc. (a)  261,900  5,712,694
  203,156,026
TOTAL RETAIL & WHOLESALE   685,007,125
SERVICES - 2.0%
EDUCATIONAL SERVICES - 0.2%
Apollo Group, Inc. Class A (a)  343,600  16,235,100
LEASING & RENTAL - 0.2%
Hertz Corp. Class A  328,100  13,206,025
SERVICES - 1.6%
AccuStaff, Inc. (a)  897,700  20,647,100
Cendant Corp. (a)  1,350,400  46,420,000
Corrections Corp. of America (a) 659,600 24,446,425 Gartner Group, Inc. Class A (a) 953,700 35,525,325
  127,038,850
TOTAL SERVICES   156,479,975
TECHNOLOGY - 21.3%
COMMUNICATIONS EQUIPMENT - 2.4%
ADC Telecommunications, Inc. (a)  922,200  38,501,850
Advanced Fibre Communication, Inc. (a)   541,100  15,759,538
Aspect Telecommunications Corp. (a)  822,000  17,159,250
DSC Communications Corp. (a)  816,900  19,605,600
Lucent Technologies, Inc.   858,100  68,540,738
Tellabs, Inc. (a)  498,700  26,368,763
  185,935,739
COMPUTER SERVICES & SOFTWARE - 8.1%
America Online, Inc. (a)   498,400  44,451,050
BMC Software, Inc. (a)  412,800  27,090,000
Broderbund Software, Inc. (a)   605,000  15,503,125
Cadence Design Systems, Inc. (a)   754,900  18,495,050
Citrix Systems, Inc. (a)   408,100  31,015,600
CompUSA, Inc. (a)  2,059,700  63,850,700
Compuware Corp. (a)   313,400  10,028,800
Electronic Data Systems Corp. 1,104,800 48,542,150 Electronics for Imaging, Inc. (a) 451,900 7,512,838
Equifax, Inc.   446,000  15,805,125
Henry (Jack) & Associates, Inc.   170,000  4,632,500
ICG Communications, Inc. (a)  155,900  4,248,275
Keane, Inc. (a)  717,400  29,144,375
Microsoft Corp. (a)   1,448,800  187,257,400
Oracle Corp. (a)  883,950  19,723,134
Parametric Technology Corp. (a) 332,800 15,766,400 PeopleSoft, Inc. (a) 340,500 13,279,500
Policy Management Systems Corp. (a)   206,500  14,364,656
Sabre Group Holdings, Inc. Class A (a) 574,300 16,582,913 Siebel Systems, Inc. (a) 269,600 11,272,650
SunGard Data Systems, Inc. (a)   787,200  24,403,200
  622,969,441
COMPUTERS & OFFICE EQUIPMENT - 4.2%
Adaptec, Inc. (a)  515,200  19,126,800
Compaq Computer Corp.   1,042,550  58,838,916
Dell Computer Corp. (a)   558,400  46,905,600
EMC Corp. (a)  1,228,000  33,693,250
Fore Systems, Inc. (a)  1,393,300  21,247,825
Ingram Micro, Inc. Class A (a)  399,900  11,647,088
Iomega Corp. (a)  1,813,600  22,556,650

 SHARES VALUE (NOTE 1)
Pitney Bowes, Inc.   404,500 $ 36,379,719
Quantum Corp. (a)  1,761,700  35,344,106
SCI Systems, Inc. (a)  205,000  8,930,313
Tech Data Corp. (a)  632,300  24,580,663
  319,250,930
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc.   118,800  3,578,850
Novellus Systems, Inc. (a)   419,600  13,558,325
Waters Corp. (a)  294,800  11,091,850
  28,229,025
ELECTRONICS - 6.1%
Altera Corp. (a)  674,400  22,339,500
Intel Corp.   1,195,800  84,004,950
Linear Technology Corp.   254,000  14,636,750
Maxim Integrated Products, Inc. (a)   708,800  24,453,600
Micron Technology, Inc. (a)  1,147,300  29,829,800
Motorola, Inc.   616,800  35,196,150
Sanmina Corp. (a)  476,100  32,255,775
Solectron Corp. (a)  409,000  16,999,063
Taiwan Semiconductor Manufacturing Co.
 sponsored ADR  849,400  15,448,463
Texas Instruments, Inc.   3,514,500  158,152,500
Uniphase Corp. (a)  464,000  19,198,000
Xilinx, Inc. (a)  466,000  16,339,125
  468,853,676
PHOTOGRAPHIC EQUIPMENT - 0.1%
Polaroid Corp.   162,300  7,901,981
TOTAL TECHNOLOGY   1,633,140,792
TRANSPORTATION - 0.4%
RAILROADS - 0.4%
Wisconsin Central Transportation
 Corp. (a)   1,466,900  34,288,788
UTILITIES - 4.1%
CELLULAR - 0.2%
Vanguard Cellular Systems, Inc.
 Class A (a)  816,000  10,404,000
TELEPHONE SERVICES - 3.9%
AT&T Corp.   938,100  57,458,625
Cincinnati Bell, Inc.   617,400  19,139,400
MCI Communications Corp.   941,800  40,320,813
McLeodUSA, Inc. Class A (a)  107,000  3,424,000
NEXTLINK Communications, Inc. Class A  27,900  594,619
Sprint Corp.   910,600  53,383,906
WorldCom, Inc. (a)  4,156,770  125,742,293
  300,063,656
TOTAL UTILITIES   310,467,656
TOTAL COMMON STOCKS
 (Cost $5,749,767,346)   7,316,289,016
CASH EQUIVALENTS - 4.5%
Taxable Central Cash Fund (b)
 (Cost $345,474,099)  345,474,099  345,474,099
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $6,095,241,445)  $7,661,763,115
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Timberland Co. Class A   $ 3,329,917 $ 3,552,674 $ - $ -
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $7,741,220,965 and $7,331,178,925, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $2,343,264 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $6,112,463,480. Net unrealized appreciation aggregated $1,549,299,635, of which $1,721,688,647 related to appreciated investment securities and $172,389,012 related to depreciated investment securities.
The fund hereby designates approximately $710,603,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997




ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                                      $ 7,661,763,115
(COST $6,095,241,445) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                                          88,323,025

RECEIVABLE FOR FUND SHARES SOLD                                                                          7,898,632

DIVIDENDS RECEIVABLE                                                                                     8,590,626

INTEREST RECEIVABLE                                                                                      1,143,292

OTHER RECEIVABLES                                                                                        438,366

 TOTAL ASSETS                                                                                            7,768,157,056

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                        $ 24,513,653

PAYABLE FOR FUND SHARES REDEEMED                                                          10,148,622

ACCRUED MANAGEMENT FEE                                                                     3,773,719

DISTRIBUTION FEES PAYABLE                                                                 79

OTHER PAYABLES AND ACCRUED EXPENSES                                                        574,032

 TOTAL LIABILITIES                                                                                       39,010,105

NET ASSETS                                                                                               $ 7,729,146,951

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                         $ 5,114,691,494

UNDISTRIBUTED NET INVESTMENT INCOME                                                                      39,932,430

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS       1,008,023,491

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                 1,566,499,536
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                                                                               $ 7,729,146,951


INITIAL CLASS:                                      $37.10
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($7,727,131,632 (DIVIDED BY) 208,267,151
 SHARES)

SERVICE CLASS:                                      $37.09
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($2,015,319 (DIVIDED BY) 54,340 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                   $ 63,776,856
DIVIDENDS

INTEREST                                                                             22,368,055

 TOTAL INCOME                                                                        86,144,911

EXPENSES

MANAGEMENT FEE                                                     $ 41,416,431

TRANSFER AGENT FEES                                                 4,712,209

DISTRIBUTION FEES - SERVICE CLASS                                   86

ACCOUNTING FEES AND EXPENSES                                        816,139

NON-INTERESTED TRUSTEES' COMPENSATION                               31,017

CUSTODIAN FEES AND EXPENSES                                         193,779

REGISTRATION FEES                                                   60,637

AUDIT                                                               72,777

LEGAL                                                               46,575

MISCELLANEOUS                                                       304,122

 TOTAL EXPENSES BEFORE REDUCTIONS                                   47,653,772

 EXPENSE REDUCTIONS                                                 (1,441,290       46,212,482
                                                                   )

NET INVESTMENT INCOME                                                                39,932,429

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING                                   1,023,125,961
 REALIZED GAIN (LOSS) OF
 $1,464,164 ON SALES OF
 INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                      (7,030           1,023,118,931
                                                                   )

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              361,588,058

 ASSETS AND LIABILITIES IN                                          (22,113          361,565,945
 FOREIGN CURRENCIES                                                )

NET GAIN (LOSS)                                                                      1,384,684,876

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $ 1,424,617,305

OTHER INFORMATION                                                                   $ 1,434,528
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                                  6,762

                                                                                    $ 1,441,290


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS          $ 39,932,429      $ 42,344,647
NET
INVESTMENT
INCOME

 NET REALIZED        1,023,118,931     186,713,569
GAIN (LOSS)

 CHANGE IN NET       361,565,945       451,420,339
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        1,424,617,305     680,478,555
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (41,406,087       (11,769,237
SHAREHOLDERS        )                 )
FROM NET
INVESTMENT
INCOME

 FROM NET            (183,895,819      (297,173,230
REALIZED GAIN       )                 )

 TOTAL               (225,301,906      (308,942,467
DISTRIBUTIONS       )                 )

SHARE                443,407,898       1,552,185,755
TRANSACTIONS
- NET
INCREASE
(DECREASE)

  TOTAL              1,642,723,297     1,923,721,843
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        6,086,423,654     4,162,701,811
PERIOD

 END OF PERIOD      $ 7,729,146,951   $ 6,086,423,654
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$39,932,430
AND
$41,404,557
,
RESPECTIVELY
)


OTHER INFORMATION:

                    YEAR ENDED DECEMBER 31, 1997                      YEAR ENDED DECEMBER 31, 1996

                    SHARES                         DOLLARS            SHARES                         DOLLARS

SHARE                45,510,758                    $ 1,540,122,332     87,784,118                    $ 2,599,782,601
TRANSACTIONS
INITIAL CLASS
 SOLD

  REINVESTED         7,138,844                      225,301,906        11,121,040                     308,942,467

  REDEEMED           (39,805,810)                   (1,324,008,293)    (46,058,296)                   (1,356,539,313)

  NET INCREASE       12,843,792                    $ 441,415,945       52,846,862                    $ 1,552,185,755
(DECREASE)

 SERVICE CLASS       55,002                        $ 2,016,184         -                             $ -
A
 SOLD

  REINVESTED         -                              -                  -                              -

  REDEEMED           (662)                          (24,231)           -                              -

  NET INCREASE       54,340                        $ 1,991,953         -                             $ -
(DECREASE)

DISTRIBUTIONS                                      $ 41,406,087                                      $ 11,769,237
INITIAL CLASS -
NET
INVESTMENT
INCOME

 INITIAL CLASS -                                    183,895,819                                       297,173,230
NET REALIZED
GAIN

 TOTAL                                             $ 225,301,906                                     $ 308,942,467

 SERVICE CLASS                                      -                                                 -
- NET
INVESTMENT
INCOME

 SERVICE CLASS                                      -                                                 -
- NET REALIZED
GAIN

 TOTAL                                             $ -                                               $ -

                                                   $ 225,301,906                                     $ 308,942,467



A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS
                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995   1994   1993


NET ASSET VALUE,    $ 31.14       $ 29.20       $ 21.69       $ 23.08       $ 19.76
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                 .20 D         .22           .08           .12           .12
INVESTMENT
INCOME

 NET REALIZED        6.91          3.82          7.55          (.12)         3.64
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM          7.11          4.04          7.63          -             3.76
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET            (.21)         (.08)         (.12)         (.12)         (.11)
INVESTMENT
INCOME

 FROM NET            (.94)         (2.02)        -             (1.27)        (.21)
REALIZED GAIN

 IN EXCESS OF        -             -             -             -             (.12)
NET REALIZED
GAIN

 TOTAL               (1.15)        (2.10)        (.12)         (1.39)        (.44)
DISTRIBUTIONS

NET ASSET VALUE,    $ 37.10       $ 31.14       $ 29.20       $ 21.69       $ 23.08
END OF PERIOD

TOTAL                23.48%        14.71%        35.36%        (.02)%        19.37%
RETURN B, C

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 7,727,132   $ 6,086,424   $ 4,162,702   $ 2,141,869   $ 1,383,849
OF PERIOD (000
OMITTED)

RATIO OF             .69%          .69%          .70%          .70%          .71%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF             .67% F        .67% F        .70%          .69% F        .71%
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET         .58%          .81%          .37%          .69%          .72%
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO            113%          81%           108%          122%          159%
TURNOVER RATE

AVERAGE             $ .0428       $ .0416
COMMISSION
RATE G


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                          YEAR ENDED
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1997 E

NET ASSET VALUE,    $ 36.92
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                 .03 D
INVESTMENT
INCOME

 NET REALIZED        .14
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM          .17
INVESTMENT
OPERATIONS

NET ASSET VALUE,    $ 37.09
END OF PERIOD

TOTAL                .46%
RETURNS B, C

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 2,015
OF PERIOD (000
OMITTED)

RATIO OF             .79% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF             .77% A,
EXPENSES TO         F
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET         .70% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO            113%
TURNOVER

AVERAGE             $ .0428
COMMISSION
RATE G

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT
ANNUALIZED AND DO NOT REFLECT
CHARGES ATTRIBUTABLE TO YOUR
INSURANCE COMPANY'S SEPARATE
ACCOUNT. INCLUSION OF THESE
CHARGES WOULD REDUCE THE TOTAL
RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE OF
SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF NOTES
TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON
OR AFTER SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED DECEMBER 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares; the fund's original class of shares (Initial Class shares) and Service Class shares. The fund commenced sale of Service Class shares on November 3, 1997. Both classes of shares have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of the fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .60% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of
 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.
For the period, Service Class paid FDC $86, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class of shares or render shareholder support services. For period, FMR or FDC informed the fund that payments made to third parties under the Plans amounted to $3,207,118 and $154 for the Initial Class and Service Class, respectively.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees for the fund were equivalent to an annual rate of .07% of average net assets.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to reduce a portion of the funds' expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 14% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 10% or more of the total outstanding shares of the fund, totaling 28%.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included under the caption "Legend" at the end of the fund's schedule of investments.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund and the Shareholders of Growth Portfolio:
We have audited the accompanying statement of assets and liabilities of Variable Insurance Products Fund: Growth Portfolio, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of the Initial Class and Service Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Variable Insurance Products Fund: Growth Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of the Initial Class and Service Class for each of the periods indicated therein, in conformity with generally accepted accounting principles. COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 5, 1998
DISTRIBUTIONS


The Board of Trustees of Growth Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

INITIAL CLASS
Pay Date  2/7/97  2/6/98
Record Date  2/7/97  2/6/98
Dividends  $.21  $.19
Short-Term
Capital Gains  -  $1.56
Long-Term
Capital Gains  $.94  $3.41
Long-Term
Capital Gain Breakdown:
 28% rate  100%  45.19%
 20% rate  -  54.81%


SERVICE CLASS
Pay Date    2/6/98
Record Date    2/6/98
Dividends    $.19
Short-Term
Capital Gains    $1.56
Long-Term
Capital Gains    $3.41
Long-Term
Capital Gain Breakdown:
 28% rate    45.19%
 20% rate    54.81%





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Abigail Johnson, VICE PRESIDENT
Jennifer Uhrig, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
* INDEPENDENT TRUSTEES









(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND: OVERSEAS PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 1997
CONTENTS



MARKET ENVIRONMENT                  3    A REVIEW OF WHAT HAPPENED IN WORLD MARKETS DURING
                                         THE LAST YEAR.

PERFORMANCE                         4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                           5    THE MANAGER'S REVIEW OF FUND PERFORMANCE, STRATEGY
                                         AND OUTLOOK.

INVESTMENTS                         6    A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                         MARKET VALUES.

FINANCIAL STATEMENTS                11   STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                         CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                               14   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT ACCOUNTANTS   17   THE AUDITORS' OPINION.

DISTRIBUTIONS                       18



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. MARKET ENVIRONMENT


Despite an infectious currency crisis that erupted in Southeast Asia in October, most stock and bond markets around the globe posted another year of positive returns. Sustained corporate earnings growth, low interest-rate levels and an overall lack of inflationary concern provided a favorable investing backdrop. The U.S. and European stock markets continued to perform well, with U.S. stocks posting their third consecutive year of strong results. The problems in Southeast Asia, though, reverberated throughout the world, with investors becoming increasingly concerned toward the end of the period regarding the sustainability of corporate earnings. The U.S. bond market enjoyed a nice run in 1997.
U.S. STOCK MARKETS
The U.S. stock market went through many phases during 1997. Entering the year, the market was still being dominated by an extremely narrow contingent of well-known, large-capitalization stocks. In fact, much of the Standard & Poor's 500 Index 12-month gain of 33.36% came from these bigger stocks. Stock prices soared to historic highs and the Dow Jones Industrial Average hurtled past the 8000-point mark in August. But, investors became increasingly concerned about the market's ability to sustain its lofty performance levels. In mid-August, several large multinationals - companies that derive a significant portion of their revenues from overseas operations - justified these concerns by announcing earnings disappointments. These announcements triggered a slowdown among larger-cap stocks, while smaller- and medium-sized stocks gained momentum. From August through December, the S&P MidCap 400 Index - a measure of mid-sized stock performance - returned 6.50%, while the S&P 500 returned 2.43%.
In late October, economic turmoil shook Southeast Asia. Since this region accounts for a significant portion of world economic growth, shock tremors rippled through developed markets such as those in the U.S. and Europe, as well as emerging-market nations in Eastern Europe and Latin America. In New York, the uncertainty was punctuated by a 554-point drop in the Dow one day and a 337-point recovery the next. In terms of industry groups, moderate economic growth coupled with nonexistent inflation translated into near nirvana for the finance sector. Banks and brokerages demonstrated their ability to sustain impressive earnings growth as borrowing demand remained high and cash flows were healthy. Consolidation in the form of merger and acquisition activity also brought positive results to the group. Due to strong oil exploration and production demand, the energy service sector also fared nicely. Demand for offshore drilling, in particular, was very high and the industry enjoyed favorable pricing trends. Technology stocks were a mixed bag in 1997, with the group experiencing a decent rally through the first half of the year. The second-half Asian crisis, however, proved particularly harmful to many technology companies with Asian business ties. With Asia accounting for a considerable amount of the world's technology production, the region's economic troubles were far-reaching. Going into 1998, many money managers - sensing an economic slowdown due to Asia - were concentrating on stocks that were less cyclical, or economically sensitive.
FOREIGN STOCK MARKETS
Stock markets around the world reacted differently in 1997. Europe - bolstered by continued economic reform and a convergence in monetary policy - posted strong overall returns as Finland, Italy, Spain, Switzerland and the United Kingdom led the way. The Morgan Stanley Capital International (MSCI) Europe Index returned 24.17% during the period. In contrast, the MSCI EAFE Index, which measures the performance of Europe, Australasia and the Far East, reflected the problems brought on by the Asian crisis. The MSCI EAFE returned 2.01% for the period. Japan and Hong Kong were two noteworthy laggards, as economic recovery in Japan trudged along and Hong Kong felt the brunt of Asia's woes. Emerging market equity performance was solid through the first half of the period, but trailed off some in the second. Uncertainty in Asia and South Korea made some investors question the well-being of other pivotal emerging-market nations such as Russia, which proved particularly vulnerable to the Asian dilemma.
U.S. BOND MARKETS
Bonds benefited from low interest rates - which in turn drove prices upward - as well as a distinct lack of inflation indicators. The Lehman Brothers Aggregate Bond Index - a measure of the U.S. taxable bond market - returned 9.65% during the year. The Federal Reserve Board's raising of a key short-term interest rate in March proved to be one of the few obstacles to the bond market. Bonds rallied from April through mid-September, buoyed in large part by encouraging economic data and the Fed's reluctance to raise rates further. Additionally, while the Asian crisis brought some equity markets to their knees, many bond markets welcomed wary stock investors in search of lower volatility. Interest rates reached attractive levels, with the yield on the 30-year Treasury bond going below the 6% mark in November. Corporate bonds performed reasonably well due to continued economic growth and high demand for yield. Mortgage-backed bonds also fared relatively well, in spite of increased refinancing activity due to the lower rates.
FOREIGN BOND MARKETS
While low inflation and steady growth boosted the U.S. bond market, results were varied on the international front. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 0.23% for the 12 months that ended December 31, 1997. In Europe, countries continued to make progress in the drive toward meeting European Monetary Union requirements. But a strong dollar relative to many currencies eroded gains for U.S.-based investors. Japan - one of the more significant components of the Salomon Brothers index - continued to struggle as economic reform continued to develop slowly. The often-volatile world of emerging-market debt also had mixed results, as Asian concerns trickled into these regions. Brazil and Argentina performed well, while Ecuador stumbled due to political uncertainty. Nevertheless, The J.P. Morgan Emerging Markets Bond Index still managed to return 16.15% during the period.
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                     PAST 1   PAST 5   PAST 10
DECEMBER 31, 1997                 YEAR     YEARS    YEARS

VIP: OVERSEAS - "INITIAL CLASS"   11.56%   14.12%   9.62%

MSCI EAFE                         2.01%    11.44%   6.27%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.

UNDERSTANDING PERFORMANCE
Many markets around the globe offer the potential for
significant growth over time; however, investing in
foreign markets means assuming greater risks than
investing in the United States. Factors like changes in
a country's financial markets, its local political and
economic climate, and the fluctuating value of its
currency create these risks. For these reasons an
international fund's performance may be more
volatile than a fund that invests exclusively in the
United States.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
If Fidelity had not reimbursed certain fund expenses, the fund's past 10 year total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980109 104657 S00000000000001
             VIP Overseas                MS EAFE Index (Net)
             00154                       MS001
  1987/12/31      10000.00                    10000.00
  1988/01/31       9657.75                    10178.54
  1988/02/29       9914.44                    10857.01
  1988/03/31      10363.64                    11524.56
  1988/04/30      10534.76                    11692.04
  1988/05/31      10342.25                    11317.23
  1988/06/30      10160.43                    11018.93
  1988/07/31      10085.56                    11364.64
  1988/08/31       9732.62                    10625.73
  1988/09/30      10149.73                    11090.01
  1988/10/31      10598.93                    12038.90
  1988/11/30      10791.44                    12756.01
  1988/12/31      10812.83                    12827.14
  1989/01/31      11133.69                    13052.82
  1989/02/28      11326.20                    13119.91
  1989/03/31      11316.00                    12862.42
  1989/04/30      11650.09                    12981.71
  1989/05/31      11219.01                    12275.47
  1989/06/30      11175.90                    12068.82
  1989/07/31      12221.28                    13584.34
  1989/08/31      12135.06                    12973.40
  1989/09/30      12889.46                    13564.37
  1989/10/31      12188.95                    13019.38
  1989/11/30      12846.35                    13673.86
  1989/12/31      13654.64                    14178.39
  1990/01/31      13471.43                    13650.84
  1990/02/28      13156.99                    12698.08
  1990/03/31      13654.30                    11375.24
  1990/04/30      13729.98                    11284.97
  1990/05/31      14627.29                    12572.60
  1990/06/30      14951.62                    12461.86
  1990/07/31      15708.39                    12637.39
  1990/08/31      14108.36                    11410.20
  1990/09/30      12767.80                     9820.02
  1990/10/31      13957.01                    11350.17
  1990/11/30      13524.57                    10680.64
  1990/12/31      13427.27                    10853.67
  1991/01/31      13557.00                    11204.73
  1991/02/28      14013.73                    12405.86
  1991/03/31      13603.85                    11661.11
  1991/04/30      13902.95                    11775.62
  1991/05/31      13936.19                    11898.49
  1991/06/30      13171.80                    11024.18
  1991/07/31      13825.41                    11565.82
  1991/08/31      13869.72                    11330.94
  1991/09/30      14434.70                    11969.54
  1991/10/31      14534.40                    12139.22
  1991/11/30      14013.73                    11572.51
  1991/12/31      14501.17                    12170.15
  1992/01/31      14678.42                    11910.20
  1992/02/29      14372.54                    11483.91
  1992/03/31      14080.60                    10725.78
  1992/04/30      14956.42                    10776.77
  1992/05/31      15607.68                    11498.12
  1992/06/30      15315.74                    10952.73
  1992/07/31      14338.85                    10672.42
  1992/08/31      14215.34                    11341.80
  1992/09/30      13642.68                    11117.83
  1992/10/31      12710.71                    10534.65
  1992/11/30      12643.34                    10633.78
  1992/12/31      12946.51                    10688.78
  1993/01/31      13317.05                    10687.47
  1993/02/28      13577.90                    11010.31
  1993/03/31      14519.85                    11970.03
  1993/04/30      15484.78                    13106.01
  1993/05/31      15817.91                    13382.81
  1993/06/30      15427.34                    13174.01
  1993/07/31      16036.16                    13635.16
  1993/08/31      16897.71                    14371.23
  1993/09/30      16805.81                    14047.74
  1993/10/31      17414.63                    14480.66
  1993/11/30      16679.45                    13214.90
  1993/12/31      17782.22                    14169.11
  1994/01/31      18942.43                    15367.04
  1994/02/28      18608.34                    15324.48
  1994/03/31      18146.60                    14664.43
  1994/04/30      18746.87                    15286.63
  1994/05/31      18515.99                    15198.87
  1994/06/30      18319.75                    15413.66
  1994/07/31      18804.58                    15561.89
  1994/08/31      19023.91                    15930.32
  1994/09/30      18527.54                    15428.59
  1994/10/31      18908.48                    15942.36
  1994/11/30      18192.77                    15176.17
  1994/12/31      18088.88                    15271.20
  1995/01/31      17338.54                    14684.55
  1995/02/28      17384.16                    14642.40
  1995/03/31      17919.42                    15555.66
  1995/04/30      18431.40                    16140.69
  1995/05/31      18687.39                    15948.29
  1995/06/30      18861.93                    15668.61
  1995/07/31      19699.72                    16644.07
  1995/08/31      19152.83                    16009.16
  1995/09/30      19432.10                    16321.82
  1995/10/31      19048.11                    15883.09
  1995/11/30      19269.19                    16325.02
  1995/12/31      19850.99                    16982.76
  1996/01/31      20223.34                    17052.48
  1996/02/29      20267.88                    17110.12
  1996/03/31      20577.86                    17473.47
  1996/04/30      21150.13                    17981.49
  1996/05/31      21162.06                    17650.59
  1996/06/30      21317.05                    17749.94
  1996/07/31      20685.16                    17231.15
  1996/08/31      20840.15                    17268.91
  1996/09/30      21448.19                    17727.67
  1996/10/31      21233.59                    17546.26
  1996/11/30      22342.36                    18244.40
  1996/12/31      22461.58                    18009.70
  1997/01/31      22461.58                    17382.97
  1997/02/28      22981.99                    17671.52
  1997/03/31      23190.80                    17738.68
  1997/04/30      23386.56                    17836.24
  1997/05/31      24848.22                    19000.41
  1997/06/30      26153.27                    20051.13
  1997/07/31      27040.70                    20378.37
  1997/08/31      25004.82                    18859.17
  1997/09/30      26844.95                    19918.49
  1997/10/31      24965.67                    18392.53
  1997/11/30      24848.22                    18208.61
  1997/12/31      25057.02                    18370.85
IMATRL PRASUN   SHR__CHT 19971231 19980109 104700 R00000000000123
Let's say hypothetically that $10,000 was invested in VIP: Overseas Portfolio on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $25,057 - a 150.57% increase on the initial investment. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,371 over the same period - a 83.71% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                                      % OF FUND'S
                                                      INVESTMENTS

ALCATEL ALSTHOM COMPAGNIE GENERALE D'ELECTRICITE SA   2.3

TOTAL SA CLASS B                                      2.2

RHONE POULENC SA CLASS A                              2.1

NOVARTIS AG (REG.)                                    2.1

VOLVO AB CLASS B                                      1.7

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                   % OF FUND'S
                   INVESTMENTS

FINANCE            18.2

HEALTH             10.0

DURABLES           9.1

BASIC INDUSTRIES   8.4

UTILITIES          8.2

TOP FIVE COUNTRIES AS OF DECEMBER 31, 1997
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S
                               INVESTMENTS

JAPAN                          18.0

UNITED KINGDOM                 16.3

FRANCE                         12.5

NETHERLANDS                    8.1

SWEDEN                         6.3

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH
SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Richard Mace,
Portfolio Manager of
Overseas Portfolio
Q. HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK, RICK?
A. Quite well. For the 12 months that ended December 31, 1997, the fund topped the 2.01% return of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index.
Q. WHAT FACTORS CONTRIBUTED MOST TO THE FUND'S PERFORMANCE?
A. The fund's European financial-related stocks performed very well. Additionally, substantial exposure to the technology, energy and health care sectors helped, as these groups registered strong performances. Another plus was the fund's minimal exposure - relative to the EAFE - to the poorly performing Japanese market, combined with better-than-market average returns from export-oriented Japanese auto and technology positions. All that being said, individual stock picking continued to have the biggest influence on performance. In general, the fund's largest 20 positions performed well.
Q. YOU MENTIONED FINANCE-RELATED STOCKS AS BEING POSITIVE CONTRIBUTORS TO PERFORMANCE. WHAT DROVE THIS GROUP?
A. While I don't spend a lot of time analyzing interest rates, inflation levels or economic conditions, low interest rates throughout Europe were beneficial to many of the fund's top finance stocks. More importantly, though, many of these companies fit the profile I was looking for - management was focused on delivering results to shareholders; the company was generating strong earnings growth; and each had healthy balance sheets. Examples included Switzerland's Credit Suisse and Lloyds Bank in the United Kingdom. Both of these top positions performed quite well.
Q. YOU MENTIONED HEALTH CARE AND TECHNOLOGY STOCKS AS WELL . . .
A. In terms of the health care group, the fund's pharmaceutical-related positions performed well. Because of strong product development, many drug companies generated good cash flows, enabling some to pay dividends. Two of the fund's top five positions at the end of the period - Novartis and Rhone Poulenc - were examples. Novartis, a company that was created by the merger of two substantial Swiss drug firms, implemented favorable cost-cutting measures during the period, while French-based Rhone Poulenc engaged in a major restructuring effort designed to focus on aspects of its business with the most growth potential. For the most part, the fund's technology exposure also helped performance. Top positions such as Philips Electronics and Alcatel both enjoyed solid sales and earnings growth. Some of the fund's Japanese tech stocks - such as Sony and Canon - also performed well, as they benefited from strong product development in the areas of camcorders, cameras, TVs and VCRs.
Q. ASIDE FROM SOME OF THE POSITIONS YOU'VE MENTIONED, WHICH ONES PERFORMED WELL? WHICH WERE DISAPPOINTMENTS?
A. Some of the fund's oil-related positions performed well, notably Total and Nationale Elf Aquitaine. Each company thrived due to shareholder-friendly management, healthy cash flows and reduced costs. In terms of disappointments, Volkswagen underwent a significant capital-raising exercise that didn't seem to correlate with the best interests of its shareholders. Another area of discomfort was the Japanese finance sector. Many Japanese brokerage firms performed poorly, mostly due to the weak local market and low trading volumes.
Q. WHAT'S YOUR TAKE ON THE RECENT VOLATILITY WE'VE SEEN, PARTICULARLY THE LATE-OCTOBER CORRECTION IN SOUTHEAST ASIA?
A. Strange as it may sound, I actually enjoy volatility. Market fluctuations can be a bit frustrating on a day-to-day basis, but volatility can present great buying opportunities for investors like myself who follow a value-oriented discipline. When I see that stocks are down, I generally look to see whether a buying opportunity is present. On the other hand, when stocks are up significantly, it creates an opportunity to sell some of the fund's more expensive holdings and to buy stocks that may be less in favor but may offer potential. So, while the fund's share price fluctuation may be frustrating for shareholders to watch, I think it helps overall performance to be able to find cheap stocks.
Q. WHAT'S YOUR OUTLOOK?
A. I can't emphasize enough how important researching individual stocks is to the fund's performance, and Fidelity has an abundance of talent and resources in place to try to uncover opportunities. My job going forward will be the same as it always is: To find the best possible investments for the fund's shareholders.



FUND FACTS
GOAL: to increase the value of the fund's shares by
investing mainly in stocks in Europe, the Far East
and the Pacific Basin
START DATE: January 28, 1987
SIZE: as of December 31, 1997, more than $1.9
billion
MANAGER: Richard Mace, since 1996; joined
Fidelity in 1987
3
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 89.5%
 SHARES VALUE (NOTE 1)
  ARGENTINA - 0.4%
Telecom Argentina Class B
 sponsored ADR  102,500 $ 3,664,375
Telefonica de Argentina SA
 sponsored ADR  36,600  1,363,350
YPF Sociedad Anonima sponsored
 ADR representing Class D shares  95,700  3,271,744
  8,299,469
AUSTRALIA - 2.4%
Australia & New Zealand
 Banking Group Ltd.   1,246,100  8,225,681
Brambles Industries Ltd.   200,200  3,968,555
Broken Hill Proprietary Co. Ltd. (The)  318,100  2,950,934
CSR Ltd.   497,600  1,684,476
Coles Myer Ltd.   700,400  3,360,428
Colonial Ltd.   682,200  1,945,211
Colonial Ltd. warrants 2/2/98 (a)  682,200  31,976
Commonwealth Bank of Australia (c)  201,300  2,306,415
Leighton Holdings Ltd.   405,800  1,415,982
National Australia Bank Ltd.   294,300  4,105,759
National Mutual Holdings Ltd.   969,807  1,839,737
News Corp. Ltd.   346,500  1,910,591
QNI Ltd.   1,054,780  700,395
Western Mining Holdings Ltd.   1,550,939  5,401,688
Westpac Banking Corp.   143,800  918,913
Woodside Petroleum Ltd.   242,000  1,704,604
Woolworths Ltd.   1,211,500  4,045,962
  46,517,307
AUSTRIA - 0.1%
OMV AG  7,600  1,051,176
Voest-Alpine Stahl AG  39,000  1,501,126
  2,552,302
BRAZIL - 1.5%
Centrais Electricas Brasileiras SA  70,550,000  3,603,200
Compania Energertica Minas Gerais  168,444,000  7,318,538
Petrobras PN (Pfd. Reg.)  30,358,000  7,099,537
Telebras sponsored ADR  79,600  9,268,425
Telesp PN (Pfd. Reg.)  4,499,000  1,197,220
  28,486,920
CANADA - 3.2%
Abitibi-Consolidated, Inc.   88,300  1,232,265
Alcan Aluminium Ltd.   269,700  7,433,234
Alliance Forest Products, Inc. (a)  78,800  1,295,373
Alliance Forest Products, Inc. (a)(c)  83,700  1,375,922
BCE, Inc.   258,200  8,606,366
Bro-X Minerals Ltd. (a)  42,700  -
Canadian Pacific Ltd.   28,100  756,777
Canadian National Railway Co.   15,500  729,705
Canadian Natural Resources Ltd. (a)  159,900  3,422,713
Cinar Films, Inc. Class B (sub-vtg.) (a)  23,400  913,378
Cominco Ltd.   305,800  4,674,009
Domtar, Inc.   518,800  3,610,968
Greenstone Resources Ltd. (a)  141,300  672,128
Hudson's Bay Co. Ord.   73,600  1,639,789
Inco Ltd.   155,000  2,634,745
Leitch Technology Corp. (a)  68,000  2,045,399
National Bank of Canada  376,000  6,207,268
Noranda, Inc.   320,600  5,516,953
Renaissance Energy Ltd. (a)  153,600  3,169,669
Rio Alto Exploration Ltd. (a)  137,900  1,157,567
St Laurent Paperboard, Inc. (a)(c)  155,900  2,006,617
Seagram Co. Ltd.   57,300  1,853,818
Teleglobe, Inc.   25,000  760,729
  61,715,392

 SHARES VALUE (NOTE 1)
DENMARK - 1.0%
Den Danske Bank Group AS   55,900 $ 7,450,722
International Service Systems AS,
 Series B (a)  96,600  3,553,804
Jyske Bank AS (Reg.)  6,800  828,917
Novo-Nordisk AS Class B  30,900  4,420,794
Sophus Berendsen AS, Series B  11,400  1,880,611
Unidanmark AS Class A  21,400  1,571,439
  19,706,287
FINLAND - 2.2%
Cultor OY, Series 1  57,600  3,129,688
Enso OY Class R  614,800  4,762,480
Huhtamaki Ord.   144,500  5,968,115
Metsa-Serla Ltd. Class B  738,500  5,761,376
Nokia Corp. AB, Series A  52,000  3,694,036
Outokumpu OY Class A  156,800  1,914,055
Pohjola Class B  124,900  4,631,276
UPM-Kymmene Corp.   351,300  7,028,966
Valmet OY  382,300  5,277,266
  42,167,258
FRANCE - 12.5%
Accor SA  9,900  1,839,147
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  342,250  43,466,631
Axa SA  114,726  8,869,909
Axime SA Ex Segin (a)  45,100  5,810,177
Cap Gemini Sogeti SA  98,500  8,070,017
Carrefour Supermarche SA  7,800  4,066,075
Coflexip sponsored ADR  5,000  279,688
Compagnie de Saint Gobain  15,900  2,256,910
Credit Commercial de France Ord.   81,800  5,601,810
Eramet SA  98,162  3,715,603
Elf Sanofi SA  52,900  5,884,121
GAN (Groupe Des Assur Natl.) (a)  130,000  3,179,049
Lafarge SA  40,020  2,623,707
Lagardere S.C.A. (Reg.)  104,100  3,439,180
Michelin SA (Compagnie Generale
 des Etablissements) Class B  125,919  6,334,101
Nationale Elf Aquitaine  133,800  15,549,099
Pechiney SA Class A  310,284  12,239,309
Rhone Poulenc SA Class A  906,172  40,558,475
Scor SA  37,400  1,786,954
Societe Generale Class A  50,000  6,806,674
Total SA Class B  384,114  41,768,850
Usinor Sacilor  503,000  7,256,695
Union Assurancesfederale SA  32,500  4,262,472
Valeo SA  74,700  5,062,263
  240,726,916
GERMANY - 3.2%
Allianz Aktiengesellschaft Holdings (Reg.)  30,200  7,791,382
BASF AG  114,400  4,026,422
Bayer AG  168,100  6,224,887
(BMW) Muenchen Bayerische
 Motorenwerke AG  2,200  1,639,144
BHF Bank (Bank Berlin Hand)  233,900  6,762,747
Continental Gummi-Werke AG  134,300  2,987,680
Daimler-Benz AG Ord.   151,100  10,585,822
Hoechst AG Ord.   112,100  3,926,772
Lufthansa Deutsche AG (Reg.)  158,900  3,034,871
Mannesmann AG Ord.   16,300  8,292,744
Veba AG Ord.   98,100  6,676,364
  61,948,835
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HONG KONG - 0.6%
China Light & Power Co. Ltd.   374,000 $ 2,075,686
China Telecom (Hong Kong) Ltd.   2,126,000  3,649,526
Great Eagle Holdings Ltd.   546,000  764,617
Great Eagle Holdings Ltd.
 warrants 11/30/98 (a)  109,200  14,094
Hutchison Whampoa Ltd. Ord.   240,000  1,505,460
National Mutual Asia Ltd.   1,040,000  1,033,584
Peregrine Investments Holdings Ltd.   1,200,000  851,855
Vtech Holdings Ltd.   346,000  1,020,432
  10,915,254
INDIA - 0.1%
Mahindra & Mahindra Ltd. GDR  66,500  665,000
State Bank of India GDR (Reg.)  38,000  674,500
  1,339,500
IRELAND - 1.4%
Bank of Ireland, Inc.   813,900  12,497,190
CRH PLC  145,682  1,705,568
Elan Corp. PLC ADR (a)  16,000  819,000
Independent Newspapers PLC  889,749  4,690,757
Smurfit (Jefferson) Group PLC  2,287,900  6,461,611
  26,174,126
ITALY - 1.3%
Credito Italiano Ord.   1,078,700  3,336,618
Eni Spa  1,638,600  9,357,075
Istituto Nazionale Delle
 Assicurazioni Spa  1,084,100  2,198,779
Telecom Italia Mobile Spa  1,942,000  8,959,950
Telecom Italia Spa  211,110  1,350,397
  25,202,819
JAPAN - 17.5%
Acom Co. Ltd.   106,900  5,894,543
Amway Japan Ltd.   171,200  3,277,810
Aoyama Trading Co. Ord.   3,300  58,886
Asahi Breweries Ltd.   50,000  727,551
Bridgestone Corp.   168,000  3,641,126
Canon, Inc.   326,000  7,589,814
Circle K Japan Co. Ltd.   13,000  622,248
Citizen Watch Co. Ltd. Ord.   472,000  3,162,933
Dai-Ichi Kangyo Bank  124,000  731,227
Daiwa House Industry Co. Ltd.   113,000  597,128
Daiwa Securities Co. Ltd.   774,000  2,667,433
Denso Corp.   106,000  1,907,716
Denny's Japan Co. Ltd.   79,000  1,742,447
Daito Trust Construction Co.   79,500  485,250
Fuji Bank Ltd.   498,000  2,013,739
Fuji International Trust unit
 sponsored ADR (c)  100  863,365
Fuji Machine Manufacturing Co.
 Ltd. Ord.   30,000  723,722
Fuji Photo Film Co. Ltd.   488,000  18,686,579
Fujitsu Ltd.   339,000  3,634,693
Hitachi Maxell Ltd.   326,000  5,742,294
Honda Motor Co. Ltd.   442,000  16,214,283
Ibiden Co. Ltd.   157,000  1,899,751
Ito-Yokado Co. Ltd.   103,000  5,245,644
Jafco Co. Ltd.   46,000  1,638,139
Jusco Co. Ltd.   119,000  1,676,891
Kao Corp.   301,000  4,333,755
Komatsu Ltd. Ord.   988,000  4,956,079
Kyocera Corp.   58,000  2,629,600
Long Term Credit Bank of Japan Ltd. (The)  2,009,000  3,215,631

 SHARES VALUE (NOTE 1)
Matsushita Electric Industrial Co. Ltd.   1,023,000 $ 14,964,044
Matsushita Communication
 Industrial Co. Ltd.   92,000  2,451,924
Matsushita Electric Works Co. Ltd.   331,000  2,864,484
Minebea Co. Ltd.   899,000  9,638,905
Minolta Camera Co. Ltd.   868,000  4,872,633
Mitsubishi Electric Co. Ord.   586,000  1,498,939
Mitsubishi Estate Co. Ltd.   580,000  6,307,486
Mitsubishi Heavy Industries Ltd.   379,000  1,578,985
Mitsubishi Trust & Banking Corp.   100,000  1,003,255
Mitsui Fudosan Co. Ltd.   380,000  3,666,858
Nichiei Co. Ltd.   31,400  3,342,600
Nikko Securities Co. Ltd.   570,000  1,510,396
Nintendo Co. Ltd. Ord.   174,000  17,056,864
Nippon Telegraph &
 Telephone Corp. Ord.   997  8,551,714
Nitto Denko Corp.   69,000  1,188,972
Nomura Securities Co. Ltd.   805,000  10,727,169
Omron Corp.   539,000  8,420,908
Orix Corp.   143,900  10,028,643
Onward Kashiyama & Co. Ltd.   233,000  2,694,467
Ricoh Co. Ltd. Ord.   219,000  2,717,059
Rohm Co. Ltd.   106,000  10,796,860
Sakura Bank Ltd.   2,796,000  7,987,042
Sankyo Co. Ltd.   345,000  7,794,371
Sekisui House Ltd.   107,000  687,521
Sekisui Chemical Co. Ltd.   6,000  30,465
Shinko Electric Industries Co. Ltd.   44,600  1,492,644
Shin-Etsu Chemical Co. Ltd.   150,000  2,860,425
Sony Corp.   182,600  16,221,789
Shohkoh Fund & Co. Ltd.   3,600  1,097,300
Sony Music Entertainment Japan, Inc.   103,300  3,797,358
Sumitomo Realty & Development Co. Ltd.   959,000  5,508,329
TDK Corp.   102,000  7,686,617
Takeda Chemical Industries Ltd.   949,000  27,036,416
Takefuji Corp.   55,500  2,546,008
Terumo Corp.   125,000  1,838,024
THK Co. Ltd.   455,800  4,433,207
Tokio Marine & Fire Insurance Co.
 Ltd. (The)  312,000  3,536,358
Toyota Motor Corp.   96,000  2,749,684
Toyo Trust & Banking Co. Ltd.   33,000  194,601
Tokyo Electron Ltd.   53,000  1,696,649
Uni Charm Corp. Ord.   80,000  2,830,557
Uny Co. Ltd.   105,000  1,439,403
World Co. Ltd.   35,300  783,994
Xebio Co. Ltd.   37,200  296,289
Yasuda Trust & Banking  652,000  649,129
  337,657,622
MALAYSIA - 0.1%
Malayan Banking BHD  28,000  81,452
Oriental Holdings BHD  1,027,000  1,258,468
  1,339,920
MEXICO - 1.3%
BANACCI SA de CV Class B (a)  616,000  1,843,420
DESC (Sociedad de Fomento
 Industrial SA) Class B  188,000  1,796,134
Grupo Carso SA de CV Class A-1  153,000  1,023,792
Grupo Financiero Bancomer Class B (a)  13,455,000  8,669,888
Grupo Financiero Inbursa SA Class B  237,000  969,145
Grupo Mexico SA Class L  80,000  252,788
Industrias Penoles SA  54,000  244,238
Telefonos de Mexico SA sponsored ADR
 representing Ord. Class L shares  161,600  9,059,700
Tubos De Acero De Mexico ADR (a)  91,700  1,983,013
  25,842,118
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NETHERLANDS - 8.1%
Ahold NV  355,484 $ 9,279,597
AKZO Nobel NV  139,900  24,134,735
Beter Bed Holding NV  87,200  1,682,467
Benckiser NV Class B  96,600  3,999,378
ING Groep NV  367,617  15,491,977
KLM Royal Dutch Air Lines NV  66,706  2,468,764
Koninklijke Hoogovens NV  143,600  5,888,557
Koninklijke KNP BT NV  96,300  2,219,201
Nutreco Holding NV (a)  111,500  2,541,969
Philips Electronics NV (Bearer)  454,100  27,248,241
Royal Dutch Petroleum Co. Ord.   445,360  24,460,187
Unilever NV Ord.   366,200  22,588,206
Vendex International NV (c)  121,600  6,714,552
VNU Ord.   251,500  7,098,840
  155,816,671
NETHERLANDS ANTILLES - 0.1%
Schlumberger Ltd.   32,700  2,632,350
NEW ZEALAND - 0.2%
Air New Zealand Ltd. Class B  552,200  1,106,953
Lion Nathan Ltd.   572,000  1,282,912
Lion Nathan Ltd. (Astl)  59,200  134,887
Sky Network Television Ltd. (a)  375,600  565,248
  3,090,000
NORWAY - 0.5%
Den Norske Bank AS
 Class A Free shares  894,400  4,221,500
Elkem ASA  122,100  1,622,921
NCL Holdings AS (a)  1,215,800  4,353,332
NCL Holdings AS rights 12/23/97 (a)  1,215,800  7,328
  10,205,081
PERU - 0.1%
Compania de Minas Buenaventura SA
 Class B sponsored ADR  80,200  1,283,200
PORTUGAL - 0.3%
BPI-SGPS SA (Reg.)  161,100  3,918,057
Electricidade de Portugal SA  117,300  2,221,688
  6,139,745
RUSSIA - 0.1%
Vimpel Communications
 sponsored ADR (a)  49,300  1,756,313
SINGAPORE - 0.1%
Kim Engineering Holdings Ltd.   2,683,000  877,058
Singapore International Airlines Ltd.   98,000  640,713
  1,517,771
SOUTH AFRICA - 0.3%
Gencor Ltd. (Reg.)  164,160  271,548
JCI Ltd.   187,500  838,000
Sasol Ltd.   557,800  5,845,639
  6,955,187
SPAIN - 1.5%
Acerinox SA (Reg.)  14,900  2,199,442
Banco Bilbao Vizcaya SA Ord. (Reg.)  344,400  11,139,197
Mapfre Vida SA  26,000  914,286
Telefonica de Espana SA Ord.   511,500  15,526,144
  29,779,069

 SHARES VALUE (NOTE 1)
SWEDEN - 6.3%
ABB AB:
 Series A  297,900 $ 3,529,398
 Series B  153,000  1,803,040
Astra AB Class A Free shares  1,160,900  20,118,697
Assi Doman AB Free shares  63,600  1,611,222
Electrolux AB  87,200  6,055,785
Ericsson (L.M.) Telephone Co. Class B  75,000  2,821,681
Esselte AB Class B Free shares  90,900  1,844,557
Granges AB (Reg.)  48,600  762,620
IBS (International Business Systems) AB
 Class B Free shares (a)  256,800  2,977,729
Investor AB Class B Free shares  82,000  3,999,698
Nordbanken Holding AB  1,749,300  9,899,493
SKF AB Ord.   117,100  2,494,284
Skandia Foersaekrings AB  168,700  7,962,863
Svenska Handelsbanken  171,100  5,919,632
Swedish Match Co.   4,756,500  15,886,774
Volvo AB Class B  1,221,200  32,784,512
  120,471,985
SWITZERLAND - 5.3%
Ciba Specialty Chemicals AG  18,400  2,189,877
Credit Suisse Group (Reg.)  151,700  23,450,205
Julius Baer Holding AG  5,603  10,385,862
Nestle SA (Reg.)  9,730  14,568,379
Novartis AG (Reg.)  25,000  40,526,676
Sulzer AG (Reg.)  3,469  2,197,192
SGS Societe Generale de Surveillance
 Holding SA (Bearer)  800  1,532,148
Swiss Bank Corp. (Reg.)  5,400  1,676,881
Union Bank of Switzeland Ord. (Bearer)  3,500  5,056,088
  101,583,308
TURKEY - 0.1%
Tupras-Turkiye Petrol Rafinerileri AS (a)  19,623,000  2,222,236
UNITED KINGDOM - 16.3%
Allied Domecq PLC  6,200  53,524
BAT Industries PLC Ord.   1,217,300  11,110,480
BBA Group PLC  282,372  1,888,744
Barclays PLC Ord.   582,100  15,516,778
Barratt Developments PLC  847,125  3,237,881
Billiton PLC  820,800  2,109,538
Boots Co. PLC Class L (The)  161,900  2,337,891
British Aerospace PLC  317,625  9,079,033
British Petroleum PLC Ord.   981,356  12,934,272
British Land Co. PLC (The) Ord.   176,200  1,930,425
British Telecommunications PLC Ord.   850,300  6,703,159
Cable & Wireless PLC Ord.   348,900  3,075,248
Caradon PLC  3,680,180  10,731,681
Cookson Group PLC  3,846,100  12,482,806
Courtaulds Textiles PLC  237,900  1,399,227
Devro PLC  118,100  733,528
Diageo PLC  916,791  8,413,001
Dorling Kindersley Holdings PLC Class L  175,400  621,289
DR Solomons Group PLC
 sponsored ADR (a)  147,000  4,740,750
English China Clay PLC  191,400  845,088
Gallaher Group PLC  1,449,000  7,722,681
Glaxo Wellcome PLC  786,600  18,661,298
Granada Group PLC  268,000  4,106,229
HSBC Holdings PLC  345,100  8,539,655
HSBC Holdings PLC Ord.   56,500  1,452,107
Hays PLC  94,200  1,260,179
Inchcape PLC Ord.   952,800  2,558,673
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED KINGDOM - CONTINUED
Ladbroke Group PLC Ord.   1,328,800 $ 5,779,483
Lloyds TSB Group PLC  1,896,495  24,589,622
National Grid Co. PLC  790,400  3,763,312
National Westminster Bank PLC Ord.   125,000  2,084,088
Pearson PLC   397,300  5,177,504
Perpetual PLC  19,600  904,148
Pilkington PLC Ord.   729,300  1,531,940
Rentokil Initial PLC  5,387,000  23,518,969
Royal & Sun Alliance Insurance
 Group PLC  464,908  4,695,187
Scholl PLC  354,800  1,508,095
Securicor Group PLC  1,138,100  5,353,181
Shell Transport & Trading Co. PLC (Reg.)  2,177,300  15,783,248
Siebe PLC  102,300  2,014,044
SmithKline Beecham PLC Ord.   2,463,742  25,287,663
SIG PLC  38,800  162,364
Somerfield PLC  1,044,600  3,614,055
Tarmac  554,200  1,040,871
Thames Water PLC Ord.   144,800  2,162,528
Tomkins PLC Ord.   179,800  853,115
Unigate PLC  333,200  3,299,171
Unilever PLC Ord.   1,107,200  9,503,624
Vodafone Group PLC  2,109,244  15,289,910
WPP Group PLC  252,900  1,129,129
  313,290,416
UNITED STATES OF AMERICA - 1.4%
Alumax, Inc. (a)  117,900  4,008,600
Aluminum Co. of America  95,400  6,713,775
Continental Homes Holding Corp.   49,600  1,996,400
D.R. Horton, Inc.   319,200  5,546,100
Kaiser Aluminum Corp. (a)  8,200  72,263
MCI Communications Corp.   154,300  6,605,969
Newmont Mining Corp.   46,000  1,351,250
  26,294,357
TOTAL COMMON STOCKS
 (Cost $1,474,140,020)   1,723,629,734
PREFERRED STOCKS - 2.3%
CONVERTIBLE PREFERRED STOCKS - 0.4%
AUSTRALIA - 0.2%
National Australia Bank Ltd. 7.875%  111,700  3,176,469
JAPAN - 0.0%
AJL participating trust $1.44  73,000  803,000
UNITED STATES OF AMERICA - 0.2%
WBK Trust $3.135 STRYPES  86,400  2,889,000
TOTAL CONVERTIBLE PREFERRED STOCKS   6,868,469
NONCONVERTIBLE PREFERRED STOCKS - 1.9%
AUSTRALIA - 0.1%
Sydney Harbour Casino Holdings Ltd. (a)  1,517,100  1,437,005
GERMANY - 0.5%
Boss (Hugo) AG  650  831,248
SAP AG (Systeme
 Anwendungen Produkte)  21,700  6,899,440
Wella AG  2,635  2,008,666
  9,739,354
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ITALY - 1.3%
Telecom Italia Mobile Spa de Risp  3,961,100 $ 11,206,750
Telecom Italia Spa  3,272,325  14,378,212
  25,584,962
TOTAL NONCONVERTIBLE PREFERRED STOCKS   36,761,321
TOTAL PREFERRED STOCKS
 (Cost $27,030,220)   43,629,790
CLOSED-END INVESTMENT COMPANIES - 0.5%
EMERGING MARKETS - 0.2%
TCW/DW Emerging Markets
 Opportunities Trust (SBI)  82,500  1,087,969
Templeton Dragon Fund, Inc.   183,500  1,972,625
  3,060,594
GERMANY - 0.3%
Emerging Germany Fund, Inc.   70,600  794,250
New Germany Fund, Inc. (The)  338,800  4,573,800
  5,368,050
MULTI-NATIONAL - 0.0%
Morgan Stanley Asia-Pacific Fund, Inc.   82,900  616,569

TOTAL CLOSED-END INVESTMENT COMPANIES
 (Cost $10,484,356)   9,045,213
GOVERNMENT OBLIGATIONS - 0.0%
  PRINCIPAL
  AMOUNT
U.S. Treasury Bills, yields at date of
 purchase 5.18% to 5.14%,
 1/8/98 (d) (Cost $899,226)  $ 900,000  899,226
CASH EQUIVALENTS - 7.7%
  SHARES

Taxable Central Cash Fund (b)
 (Cost $147,575,915)  147,575,915  147,575,915
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,660,129,737)  $ 1,924,779,878
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
  DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
123 Nikkei 225 Stock Index
Contracts Mar. 1998 $ 9,363,375 $ (929,988)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT
IN SECURITIES - 0.5%
SECURITY TYPE ABBREVIATIONS
STRYPES - Structured Yield Product Exchangeable
  for Common Stock
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,266,871 or 0.7% of net assets.
4. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $580,000.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $1,273,107,159 and $1,153,696,427, respectively.
The market value of futures contracts opened and closed during the period amounted to $72,126,834 and $72,521,418, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $294,845 for the period (see Note 4 of Notes to Financial Statements).
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investments
Aerospace & Defense   0.5%
Basic Industries    8.4
Cash Equivalents   7.7
Construction & Real Estate    3.2
Durables    9.1
Energy    7.6
Finance    18.2
Government Obligations   0.0
Health    10.0
Holding Companies   1.3
Industrial Machinery & Equipment    4.8
Media & Leisure   3.2
Nondurables   5.6
Precious Metals   0.5
Retail & Wholesale   2.7
Services    2.3
Technology    6.0
Transportation   0.7
Utilities   8.2
    100.0%
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,661,721,342. Net unrealized appreciation aggregated $263,058,536, of which $407,371,007 related to appreciated investment securities and $144,312,471 related to depreciated investment securities.
The fund hereby designates approximately $78,646,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                  $
1,924,779,878
(COST $1,660,129,737) - SEE ACCOMPANYING SCHEDULE


RECEIVABLE FOR INVESTMENTS SOLD
6,519,325

RECEIVABLE FOR FUND SHARES SOLD
2,144,375

DIVIDENDS RECEIVABLE
4,115,885

INTEREST RECEIVABLE                                                                                                  722,953


RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                                                                  24,600


OTHER RECEIVABLES                                                                                                    68,255


 TOTAL ASSETS
1,938,375,271

LIABILITIES


PAYABLE TO CUSTODIAN BANK                                                                              $ 16,012


PAYABLE FOR INVESTMENTS PURCHASED                                                                       4,375,455


PAYABLE FOR FUND SHARES REDEEMED                                                                        5,099,912


ACCRUED MANAGEMENT FEE                                                                                  1,183,740


DISTRIBUTION FEES PAYABLE                                                                               36


OTHER PAYABLES AND ACCRUED EXPENSES                                                                     446,767


 TOTAL LIABILITIES
11,121,922

NET ASSETS                                                                                                          $
1,927,253,349

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                     $
1,524,828,498

UNDISTRIBUTED NET INVESTMENT INCOME
16,641,512

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
122,131,238

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
263,652,101
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS                                                                                                          $
1,927,253,349


INITIAL CLASS:                                       $19.20
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($1,926,322,380 (DIVIDED BY) 100,320,693
SHARES)

SERVICE CLASS:                                       $19.20
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($930,969 (DIVIDED BY) 48,486 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                 $ 41,192,284
DIVIDENDS

INTEREST                                                                           10,126,931

                                                                                   51,319,215

LESS FOREIGN TAXES WITHHELD                                                        (4,339,379
                                                                                  )

 TOTAL INCOME                                                                      46,979,836

EXPENSES

MANAGEMENT FEE                                                     $ 14,309,058

TRANSFER AGENT FEES                                                 1,302,648

DISTRIBUTION FEES - SERVICE CLASS                                   41

ACCOUNTING FEES AND EXPENSES                                        803,038

NON-INTERESTED TRUSTEES' COMPENSATION                               6,136

CUSTODIAN FEES AND EXPENSES                                         945,179

REGISTRATION FEES                                                   4,483

AUDIT                                                               47,109

LEGAL                                                               11,069

MISCELLANEOUS                                                       129,020

 TOTAL EXPENSES BEFORE REDUCTIONS                                   17,557,781

 EXPENSE REDUCTIONS                                                 (225,308       17,332,473
                                                                   )

NET INVESTMENT INCOME                                                              29,647,363

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              121,016,257

 FOREIGN CURRENCY TRANSACTIONS                                      (427,681
                                                                   )

 FUTURES CONTRACTS                                                  (3,542,193     117,046,383
                                                                   )

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              58,901,833

 ASSETS AND LIABILITIES IN                                          (79,542
 FOREIGN CURRENCIES                                                )

 FUTURES CONTRACTS                                                  (458,418       58,363,873
                                                                   )

NET GAIN (LOSS)                                                                    175,410,256

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 205,057,619

OTHER INFORMATION                                                                 $ 223,816
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                                1,492

                                                                                  $ 225,308


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS          $ 29,647,363      $ 28,360,200
NET
INVESTMENT
INCOME

 NET REALIZED        117,046,383       114,395,097
GAIN (LOSS)

 CHANGE IN NET       58,363,873        46,672,077
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        205,057,619       189,427,374
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (29,012,812       (16,689,141
SHAREHOLDERS        )                 )
FROM NET
INVESTMENT
INCOME

 FROM NET            (115,172,073      (18,358,055
REALIZED GAIN       )                 )

 TOTAL               (144,184,885      (35,047,196
DISTRIBUTIONS       )                 )

SHARE                198,779,377       170,087,115
TRANSACTIONS
- NET
INCREASE
(DECREASE)

  TOTAL              259,652,111       324,467,293
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        1,667,601,238     1,343,133,945
PERIOD

 END OF PERIOD      $ 1,927,253,349   $ 1,667,601,238
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$16,641,512
AND
$22,748,929
,
RESPECTIVELY
)


OTHER INFORMATION:

      YEAR ENDED DECEMBER 31, 1997             YEAR ENDED DECEMBER 31, 1996

      SHARES                         DOLLARS   SHARES                         DOLLARS



SHARE                51,240,982     $ 973,125,045     37,069,614     $ 649,592,564
TRANSACTIONS
INITIAL CLASS
 SOLD

  REINVESTED         8,319,959       144,184,885      2,053,145       35,047,196

  REDEEMED           (47,764,686)    (919,455,709)    (29,349,715)    (514,552,645)

  NET INCREASE       11,796,255     $ 197,854,221     9,773,044      $ 170,087,115
(DECREASE)

 SERVICE CLASS       48,794         $ 931,087         -              $ -
A
 SOLD

  REINVESTED         -               -                -               -

  REDEEMED           (308)           (5,931)          -               -

  NET INCREASE       48,486         $ 925,156         -              $ -
(DECREASE)

DISTRIBUTIONS                       $ 29,012,812                     $ 16,689,141
INITIAL CLASS -
NET
INVESTMENT
INCOME

 INITIAL CLASS -                     115,172,073                      18,358,055
NET REALIZED
GAIN

 TOTAL                              $ 144,184,885                    $ 35,047,196

 SERVICE CLASS                      $ -                              $ -
- NET
INVESTMENT
INCOME

 SERVICE CLASS                       -                                -
- NET REALIZED
GAIN

 TOTAL                              $ -                              $ -

                                    $ 144,184,885                    $ 35,047,196



A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS
                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995   1994   1993


NET ASSET VALUE,    $ 18.84       $ 17.06       $ 15.67       $ 15.48       $ 11.53
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                 .30 E         .32 D, E      .17           .19           .06
INVESTMENT
INCOME

 NET REALIZED        1.70          1.88          1.34          .08           4.16
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM          2.00          2.20          1.51          .27           4.22
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET            (.33)         (.20)         (.06)         (.08)         (.18)
INVESTMENT
INCOME

 IN EXCESS OF        -             -             -             -             (.04)
NET INVESTMENT
INCOME

 FROM NET            (1.31)        (.22)         (.02)         -             -
REALIZED GAIN

 IN EXCESS OF        -             -             (.04)         -             (.05)
NET REALIZED
GAIN

 TOTAL               (1.64)        (.42)         (.12)         (.08)         (.27)
DISTRIBUTIONS

NET ASSET VALUE,    $ 19.20       $ 18.84       $ 17.06       $ 15.67       $ 15.48
END OF PERIOD

TOTAL                11.56%        13.15%        9.74%         1.72%         37.35%
RETURN B, C

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 1,926,322   $ 1,667,601   $ 1,343,134   $ 1,297,701   $ 777,961
OF PERIOD (000
OMITTED)

RATIO OF             .92%          .93%          .91%          .92%          1.03%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF             .90% G        .92% G        .91%          .92%          1.03%
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET         1.55%         1.84%         1.88%         1.28%         1.21%
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO            67%           92%           50%           42%           42%
TURNOVER RATE

AVERAGE             $ .0092       $ .0137
COMMISSION
RATE H


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                          YEAR ENDED
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1997 F

NET ASSET VALUE,    $ 19.36
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                 .01 E
INVESTMENT
INCOME

 NET REALIZED        (.17)
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM          (.16)
INVESTMENT
OPERATIONS

NET ASSET VALUE,    $ 19.20
END OF PERIOD

TOTAL                (.83)%
RETURN B, C

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 931
OF PERIOD (000
OMITTED)

RATIO OF             1.02% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF             1.01% A,
EXPENSES TO         G
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET         .31% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO            67%
TURNOVER

AVERAGE             $ .0092
COMMISSION
RATE H

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.05 PER SHARE.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO DECEMBER 31, 1997.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Overseas Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares; the fund's original class of shares (Initial Class shares) and Service Class shares. The fund commenced sale of Service Class shares on November 3, 1997. Both classes of shares have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and fund-level expense reductions if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If events which are expected to materially affect the value of securities occur after the close of a principal market in which those securities are traded, then those securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees ("fair value"). Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Certain foreign currency gains (losses) are taxable as ordinary income and, therefore, increase (decrease) taxable ordinary income available for distribution.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities) and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .75% of average net assets. SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K)L. a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED annual rate of .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.
For the period, Service Class paid FDC $41, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class of shares or render shareholder support services. For the period, FMR or FDC informed the fund that payments made to third parties under the Plans amounted to $854,467 and $70 for the Initial Class and Service Class, respectively.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to reduce a portion of the fund's expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 14% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 10% or more of the total outstanding shares of the fund, totaling 36%.
7. ASSET TRANSFER INFORMATION.
On March 14, 1997, the fund accepted assets from Nationwide Life Insurance Co. with a value of $46,754,098 in exchange for 2,644,463 shares (valued at $17.68 per share).
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund and the Shareholders of Overseas Portfolio:
We have audited the accompanying statement of assets and liabilities of Variable Insurance Products Fund: Overseas Portfolio, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of the Initial Class and the Service Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Variable Insurance Products Fund: Overseas Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of the Initial Class and the Service Class for each of the periods indicated therein, in conformity with generally accepted accounting principles. COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 5, 1998
DISTRIBUTIONS


The Board of Trustees of Overseas Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

INITIAL CLASS
Pay Date  2/7/97  2/6/98
Record Date  2/7/97  2/6/98
Dividends  $.33  $.38
Short-Term
Capital Gains  $.28  $.33
Long-Term
Capital Gains  $1.03  $.79
Long-Term
Capital Gain Breakdown:
 28% rate  100%  49.64%
 20% rate  -  50.36%


SERVICE CLASS
Pay Date    2/6/98
Record Date    2/6/98
Dividends    $.38
Short-Term
Capital Gains    $.33
Long-Term
Capital Gains    $.79
Long-Term
Capital Gain Breakdown:
 28% rate    49.64%
 20% rate    50.36%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $.40 and $.05, respectively, for the dividend paid February 7, 1997.
The fund has notified shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
Fidelity International Investment Advisors
 Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited
 Kent, England
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Richard A. Spillane, VICE PRESIDENT
Richard R. Mace, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY





(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III
Money Market Portfolio
Investment Grade Bond Portfolio
High Income Portfolio
Asset Manager Portfolio
Balanced Portfolio
Asset Manager: Growth Portfolio
Equity-Income Portfolio
Growth & Income Portfolio
Index 500 Portfolio
Growth Opportunities Portfolio
Contrafund Portfolio
Growth Portfolio
Overseas Portfolio
ANNUAL REPORT
DECEMBER 31, 1997
CONTENTS



MARKET ENVIRONMENT                  4     A REVIEW OF WHAT HAPPENED IN WORLD MARKETS
                                          DURING THE LAST YEAR.

MONEY MARKET PORTFOLIO              5     PERFORMANCE
                                    6     FUND TALK: THE MANAGER'S OVERVIEW
                                    7     INVESTMENTS
                                    10    FINANCIAL STATEMENTS

INVESTMENT GRADE BOND PORTFOLIO     12    PERFORMANCE AND INVESTMENT SUMMARY
                                    13    FUND TALK: THE MANAGER'S OVERVIEW
                                    14    INVESTMENTS
                                    19    FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO               21    PERFORMANCE AND INVESTMENT SUMMARY
                                    23    FUND TALK: THE MANAGER'S OVERVIEW
                                    24    INVESTMENTS
                                    32    FINANCIAL STATEMENTS

ASSET MANAGER PORTFOLIO             35    PERFORMANCE AND INVESTMENT SUMMARY
                                    37    FUND TALK: THE MANAGERS' OVERVIEW
                                    39    INVESTMENTS
                                    52    FINANCIAL STATEMENTS

BALANCED PORTFOLIO                  55    PERFORMANCE AND INVESTMENT SUMMARY
                                    57    FUND TALK: THE MANAGERS' OVERVIEW
                                    58    INVESTMENTS
                                    68    FINANCIAL STATEMENTS

ASSET MANAGER: GROWTH PORTFOLIO     71    PERFORMANCE AND INVESTMENT SUMMARY
                                    73    FUND TALK: THE MANAGERS' OVERVIEW
                                    75    INVESTMENTS
                                    87    FINANCIAL STATEMENTS

EQUITY-INCOME PORTFOLIO             90    PERFORMANCE AND INVESTMENT SUMMARY
                                    92    FUND TALK: THE MANAGER'S OVERVIEW
                                    93    INVESTMENTS
                                    99    FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO           102   PERFORMANCE AND INVESTMENT SUMMARY
                                    104   FUND TALK: THE MANAGER'S OVERVIEW
                                    105   INVESTMENTS
                                    109   FINANCIAL STATEMENTS

INDEX 500 PORTFOLIO                 112   PERFORMANCE AND INVESTMENT SUMMARY
                                    113   FUND TALK: THE MANAGER'S OVERVIEW
                                    114   INVESTMENTS
                                    120   FINANCIAL STATEMENTS

GROWTH OPPORTUNITIES PORTFOLIO      122   PERFORMANCE AND INVESTMENT SUMMARY
                                    124   FUND TALK: THE MANAGER'S OVERVIEW
                                    125   INVESTMENTS
                                    129   FINANCIAL STATEMENTS

CONTRAFUND PORTFOLIO                132   PERFORMANCE AND INVESTMENT SUMMARY
                                    134   FUND TALK: THE MANAGER'S OVERVIEW
                                    135   INVESTMENTS
                                    144   FINANCIAL STATEMENTS

GROWTH PORTFOLIO                    147   PERFORMANCE AND INVESTMENT SUMMARY
                                    149   FUND TALK: THE MANAGER'S OVERVIEW
                                    150   INVESTMENTS
                                    154   FINANCIAL STATEMENTS

OVERSEAS PORTFOLIO                  157   PERFORMANCE AND INVESTMENT SUMMARY
                                    159   FUND TALK: THE MANAGER'S OVERVIEW
                                    160   INVESTMENTS
                                    165   FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS       168   NOTES TO THE FINANCIAL STATEMENTS

REPORT OF INDEPENDENT ACCOUNTANTS   174   THE AUDITORS' OPINION

DISTRIBUTIONS                       177


Each Portfolio, except Money Market, Investment Grade Bond, and Index 500, have two classes of shares. Throughout this report and the financial statements, one class is referred to as the "initial class" and the other class is referred to as the "Service Class." The Service Class shares include an asset based distribution fee (12b-1 fee), and the offering of Service Class shares took place November 3, 1997, at which time the 12b-1 fee was imposed. Please note, there are two Performance and Investment Summary pages for each Portfolio that offer "initial class" shares and the Service Class shares, and the performance may be different.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. MARKET ENVIRONMENT


Despite an infectious currency crisis that erupted in Southeast Asia in October, most stock and bond markets around the globe posted another year of positive returns. Sustained corporate earnings growth, low interest-rate levels and an overall lack of inflationary concern provided a favorable investing backdrop. The U.S. and European stock markets continued to perform well, with U.S. stocks posting their third consecutive year of strong results. The problems in Southeast Asia, though, reverberated throughout the world, with investors becoming increasingly concerned toward the end of the period regarding the sustainability of corporate earnings. The U.S. bond market enjoyed a nice run in 1997.
U.S. STOCK MARKETS
The U.S. stock market went through many phases during 1997. Entering the year, the market was still being dominated by an extremely narrow contingent of well-known, large-capitalization stocks. In fact, much of the Standard & Poor's 500 Index 12-month gain of 33.36% came from these bigger stocks. Stock prices soared to historic highs and the Dow Jones Industrial Average hurtled past the 8000-point mark in August. But, investors became increasingly concerned about the market's ability to sustain its lofty performance levels. In mid-August, several large multinationals - companies that derive a significant portion of their revenues from overseas operations - justified these concerns by announcing earnings disappointments. These announcements triggered a slowdown among larger-cap stocks, while smaller- and medium-sized stocks gained momentum. From August through December, the S&P MidCap 400 Index - a measure of mid-sized stock performance - returned 6.50%, while the S&P 500 returned 2.43%.
In late October, economic turmoil shook Southeast Asia. Since this region accounts for a significant portion of world economic growth, shock tremors rippled through developed markets such as those in the U.S. and Europe, as well as emerging-market nations in Eastern Europe and Latin America. In New York, the uncertainty was punctuated by a 554-point drop in the Dow one day and a 337-point recovery the next. In terms of industry groups, moderate economic growth coupled with nonexistent inflation translated into near nirvana for the finance sector. Banks and brokerages demonstrated their ability to sustain impressive earnings growth as borrowing demand remained high and cash flows were healthy. Consolidation in the form of merger and acquisition activity also brought positive results to the group. Due to strong oil exploration and production demand, the energy service sector also fared nicely. Demand for offshore drilling, in particular, was very high and the industry enjoyed favorable pricing trends. Technology stocks were a mixed bag in 1997, with the group experiencing a decent rally through the first half of the year. The second-half Asian crisis, however, proved particularly harmful to many technology companies with Asian business ties. With Asia accounting for a considerable amount of the world's technology production, the region's economic troubles were far-reaching. Going into 1998, many money managers - sensing an economic slowdown due to Asia - were concentrating on stocks that were less cyclical, or economically sensitive.
FOREIGN STOCK MARKETS
Stock markets around the world reacted differently in 1997. Europe - bolstered by continued economic reform and a convergence in monetary policy - posted strong overall returns as Finland, Italy, Spain, Switzerland and the United Kingdom led the way. The Morgan Stanley Capital International (MSCI) Europe Index returned 24.17% during the period. In contrast, the MSCI EAFE Index, which measures the performance of Europe, Australasia and the Far East, reflected the problems brought on by the Asian crisis. The MSCI EAFE returned 2.01% for the period. Japan and Hong Kong were two noteworthy laggards, as economic recovery in Japan trudged along and Hong Kong felt the brunt of Asia's woes. Emerging market equity performance was solid through the first half of the period, but trailed off some in the second. Uncertainty in Asia and South Korea made some investors question the well-being of other pivotal emerging-market nations such as Russia, which proved particularly vulnerable to the Asian dilemma.
U.S. BOND MARKETS
Bonds benefited from low interest rates - which in turn drove prices upward - as well as a distinct lack of inflation indicators. The Lehman Brothers Aggregate Bond Index - a measure of the U.S. taxable bond market - returned 9.65% during the year. The Federal Reserve Board's raising of a key short-term interest rate in March proved to be one of the few obstacles to the bond market. Bonds rallied from April through mid-September, buoyed in large part by encouraging economic data and the Fed's reluctance to raise rates further. Additionally, while the Asian crisis brought some equity markets to their knees, many bond markets welcomed wary stock investors in search of lower volatility. Interest rates reached attractive levels, with the yield on the 30-year Treasury bond going below the 6% mark in November. Corporate bonds performed reasonably well due to continued economic growth and high demand for yield. Mortgage-backed bonds also fared relatively well, in spite of increased refinancing activity due to the lower rates.
FOREIGN BOND MARKETS
While low inflation and steady growth boosted the U.S. bond market, results were varied on the international front. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 0.23% for the 12 months that ended December 31, 1997. In Europe, countries continued to make progress in the drive toward meeting European Monetary Union requirements. But a strong dollar relative to many currencies eroded gains for U.S.-based investors. Japan - one of the more significant components of the Salomon Brothers index - continued to struggle as economic reform continued to develop slowly. The often-volatile world of emerging-market debt also had mixed results, as Asian concerns trickled into these regions. Brazil and Argentina performed well, while Ecuador stumbled due to political uncertainty. Nevertheless, The J.P. Morgan Emerging Markets Bond Index still managed to return 16.15% during the period.
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
PERFORMANCE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED        PAST 1   PAST 5   PAST 10
DECEMBER 31, 1997    YEAR     YEARS    YEARS

VIP: MONEY MARKET    5.51%    4.85%    5.87%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
If Fidelity had not reimbursed certain fund expenses, the past five and 10 year total returns would have been lower. Yield will vary. YIELD
ROW: 1, COL: 1, VALUE: 5.56
ROW: 1, COL: 2, VALUE: 2.6
ROW: 2, COL: 1, VALUE: 5.4
ROW: 2, COL: 2, VALUE: 2.65
ROW: 3, COL: 1, VALUE: 5.37
ROW: 3, COL: 2, VALUE: 2.65
ROW: 4, COL: 1, VALUE: 5.19
ROW: 4, COL: 2, VALUE: 2.63
ROW: 5, COL: 1, VALUE: 5.28
ROW: 5, COL: 2, VALUE: 2.64
MONEY MARKET
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
  12/31/97 10/1/97 7/2/97 4/2/97 12/30/96

 VIP: MONEY MARKET 5.56% 5.40% 5.37% 5.19% 5.28%

 MMDA 2.60% 2.65% 2.65% 2.63% 2.64%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. The MMDA average is supplied by BANK RATE MONITOR. TM

COMPARING PERFORMANCE
There are some important differences between a bank
money market deposit account (MMDA) and a
money market fund. First, the U.S. government neither
insures nor guarantees a money market fund. In fact,
there is no assurance that a money fund will maintain a
$1 share price. Second, a money market fund returns
to its shareholders income earned by the fund's
investments after expenses. This is in contrast to
banks, which set their MMDA rates periodically
based on current interest rates, competitors' rates,
and internal criteria.
3
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Robert Duby, Portfolio Manager of Money Market
Portfolio
Q. BOB, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?
A. The investing environment was much more challenging than one would think, considering the fact that the Federal Reserve Board changed monetary policy only once in 1997. At the end of March, the Fed raised the target for the federal funds rate - the rate banks charge each other for overnight loans - to 5.50% from 5.25%. In a nutshell, economic activity was strong, while inflation remained relatively non-existent. Real GDP - gross domestic product adjusted for inflation - grew at a rate of 4.9%, 3.3% and 3.1% in the first, second and third quarters, respectively. I think this was quite a strong performance, considering that we were in the midst of one of the longest periods of economic expansion in recent memory. Inflation at the consumer level remained modest, growing close to 2% during the period.
Q. HOW DID THE MARKET REACT TO THIS PERIOD OF RELATIVELY STRONG GROWTH AND LOW INFLATION?
A. Market activity and investor sentiment fluctuated quite wildly throughout the period. Following the rate hike in March, most market participants expected further rate increases as economic data remained strong and even surpassed most estimates. After short-term rates initially moved higher, the market settled down and short-term rates fell to a more realistic level in the late spring - especially following soothing comments from members of the Fed and the release of reports that showed a slowdown in economic activity. At a July meeting, Fed Chairman Alan Greenspan indicated that productivity improvements allowed the economy to grow at a faster rate without the risk of emerging inflation. In August, however, a stronger string of economic data caused a quick reversal in sentiment and short-term interest rates rose once again. In addition, the minutes from the Federal Open Market Committee's July meeting, which were released in August, reflected the committee's concern about the risks that stronger growth might pose for the economy. Investor sentiment that the Fed might raise rates, which was factored into the market, was quickly reversed in October when financial problems arose in Southeast Asia. In December, we saw short-term interest rates rise as market participants worked to clean up their balance sheets by selling unwanted securities at favorable prices.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS PERIOD?
A. The fund's average maturity remained in the 40- to 50-day range throughout most of the year. The fund maintained its longest maturity following the rate tightening in March and at year end to take advantage of the temporary rise in short-term interest rates. In other words, the fund's maturity generally lengthened when the market was weak and shortened when the market improved. In June and July, the fund maintained its shortest average maturity as the market adjusted to slightly softer economic data.
Q. WHAT'S YOUR OUTLOOK?
A. I anticipate steady interest-rate policy over the next few months - or at least until the financial problems in Japan and Southeast Asia are controlled to the point that they're not affecting the economies of other countries. Demand for U.S. exports should fall as many of these Asian countries struggle to resolve their problems. Economic activity in the U.S. remained strong at the end of the period, and while wage pressures could still surface, other inflationary pressures should remain well under control. On top of that, I think intensified competition from abroad will counter most of the inflationary pressures in the U.S. Toward the end of the year, more and more forecasts were calling for unchanged Fed policy throughout all of 1998
- sentiment that likely would cause the money markets to rally in the near term.



FUND FACTS
GOAL: income and share price stability by
investing in high-quality, short-term investments
START DATE: April 1, 1982
SIZE: as of December 31, 1997, more than $1.0
billion
MANAGER: Robert Duby, since April 1997; joined
Fidelity in 1982
3
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


BANKERS' ACCEPTANCES - 0.2%
  DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE
AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.2%
Bank of Tokyo - Mitsubishi Ltd.
2/9/98 5.75% $ 2,000,000 $ 1,987,728
CERTIFICATES OF DEPOSIT - 37.7%
DOMESTIC CERTIFICATES OF DEPOSIT - 1.1%
Chase Manhattan Bank (USA)
2/9/98 5.75  6,000,000  6,000,000
Mellon Bank, NA
3/2/98 5.80  5,000,000  5,000,000
    11,000,000
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 26.6%
Australia & New Zealand Banking Group
4/2/98 5.70  20,000,000  20,001,450
Bank of Montreal
1/14/98 5.77  15,000,000  15,000,000
1/29/98 5.77  10,000,000  10,000,000
Bank of Nova Scotia
4/1/98 6.20  6,000,000  5,999,153
7/21/98 5.97  1,000,000  999,190
8/31/98 5.97  5,000,000  4,997,940
Bank of Tokyo - Mitsubishi Ltd.
1/22/98 5.75  2,000,000  2,000,000
Banque Nationale de Paris
2/3/98 5.65  2,000,000  2,000,000
3/2/98 5.78  10,000,000  10,000,000
Barclays Bank, PLC
2/17/98 5.75  10,000,000  10,000,000
2/20/98 5.75  5,000,000  5,000,000
3/2/98 5.80  10,000,000  10,000,000
Canadian Imperial Bank of Commerce
3/23/98 5.80  25,000,000  25,000,000
8/28/98 5.97  20,000,000  19,992,488
Credit Agicole Indosuez
3/10/98 5.80  5,000,000  5,000,000
10/19/98 5.97  5,000,000  4,997,333
Den Danske Bank A/S
3/5/98 5.81  5,000,000  5,000,000
Deutsche Bank, AG
8/11/98 5.90  5,000,000  4,998,555
National Westminster Bank, PLC
1/28/98 5.80  8,000,000  8,000,000
2/12/98 5.75  2,000,000  2,000,000
6/23/98 6.00  10,000,000  9,996,003
7/22/98 5.89  10,000,000  9,997,137
Norddeutsche Landesbank Girozentrale
10/21/98 5.97  5,000,000  4,997,996
Sanwa Bank, Ltd. Japan
1/29/98 5.79  5,000,000  5,000,036
2/6/98 5.80  2,000,000  2,000,000
Societe Generale, France
2/18/98 5.77  10,000,000  10,000,000
3/4/98 5.81  5,000,000  5,000,000
3/9/98 5.81  5,000,000  5,000,000
3/9/98 5.85  5,000,000  5,000,000
4/14/98 5.75  5,000,000  5,000,000
4/15/98 5.90  1,000,000  1,000,539
6/16/98 6.00  1,000,000  999,265
Swiss Bank Corp.
2/2/98 5.65  13,000,000  13,000,000
2/23/98 5.80  20,000,000  20,000,000
    267,977,085

  DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE
AMOUNT (NOTE 1)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 10.0%
ABN-AMRO Bank NV
1/14/98 5.70% $ 5,000,000 $ 5,000,014
Abbey National, Treasury Services
3/4/98 5.87  5,000,000  5,000,000
3/11/98 5.83  15,000,000  15,000,000
Barclays Bank, PLC
4/23/98 5.80  10,000,000  10,000,000
Bayerische Hypotheken-und Wechsel
2/17/98 5.75  10,000,000  10,000,373
3/4/98 5.80  5,000,000  5,000,083
Bayerische Landesbank Girozentrale
2/23/98 5.76  3,000,000  3,000,000
Bayerische Vereinsbank AG
3/3/98 5.80  15,000,000  15,000,122
3/16/98 5.72  4,000,000  4,000,228
Credit Agricole Indosuez
2/9/98 5.66  5,000,000  4,999,833
Dresdner Bank, AG
2/19/98 5.75  2,000,000  2,000,050
Norddeutsche Landesbank Girozentrale
3/16/98 5.73  1,000,000  1,000,020
Rabobank Nederland, Coop. Central
2/25/98 5.76  2,000,000  1,999,997
Sanwa Bank, Ltd. Japan
1/30/98 5.75  3,000,000  3,000,023
Toronto-Dominion Bank
2/17/98 5.75  5,000,000  5,000,000
4/9/98 5.75  2,000,000  1,999,668
Westdeutsche Landesbank
2/2/98 5.75  5,000,000  5,000,042
Westpac Banking Corp.
3/9/98 5.81  4,000,000  4,000,126
    101,000,579
TOTAL CERTIFICATES OF DEPOSIT   379,977,664
COMMERCIAL PAPER - 42.0%
ABN-AMRO North America, Inc.
3/10/98 5.81  5,000,000  4,945,930
Abbey National, North America
3/17/98 5.70  15,000,000  14,826,875
Aspen Funding Corp.
1/28/98 6.04  9,727,000  9,683,228
Asset Securitization COOP. Corp.
1/21/98 5.70  5,000,000  4,984,388
2/9/98 5.86  5,000,000  4,968,583
2/17/98 5.82  10,000,000  9,924,800
2/23/98 5.78  6,000,000  5,949,738
Associates Corp. of North America
2/5/98 5.83  6,000,000  5,966,283
2/25/98 5.78  5,000,000  4,956,458
3/20/98 5.83  5,000,000  4,937,708
A.H. Robins Company, Inc.
1/29/98 5.70  10,000,000  9,956,289
BBL North America, Inc.
2/25/98 5.80  2,000,000  1,982,537
Bank of Nova Scotia
1/26/98 5.77  10,000,000  9,960,347
Beneficial Corp.
2/11/98 5.78  5,000,000  4,967,541
COMMERCIAL PAPER - CONTINUED
  DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE
AMOUNT (NOTE 1)
Caisse des Depots et Consigns
1/22/98 5.89% $ 20,000,000 $ 19,931,750
CIESCO, L.P.
2/5/98 5.80  5,000,000  4,972,048
Citibank Credit Card Master Trust I (Dakota Certificate Program)
2/9/98 5.86  2,000,000  1,987,433
2/12/98 5.78  10,000,000  9,933,500
Eiger Capital Corp.
1/23/98 5.89  3,000,000  2,989,275
1/26/98 5.94  3,000,000  2,987,708
1/28/98 5.94  5,000,000  4,977,875
2/11/98 5.86  5,000,000  4,966,972
Enterprise Funding Corp.
1/26/98 5.88  5,000,000  4,979,757
1/28/98 5.81  6,065,000  6,038,844
1/30/98 5.81  3,860,000  3,842,120
1/30/98 6.09  5,164,000  5,138,832
2/4/98 5.87  4,376,000  4,351,946
3/30/98 5.87  5,000,000  4,929,355
Fina Oil and Chemical Company
2/3/98 5.90  2,000,000  1,989,275
Ford Motor Credit Corp.
3/4/98 5.80  25,000,000  24,753,722
GTE Corp.
1/8/98 6.14  2,000,000  1,997,628
1/27/98 6.39  2,000,000  1,990,828
General Electric Capital Corp.
1/21/98 5.76  12,000,000  11,961,933
2/5/98 5.77  25,000,000  24,861,458
2/11/98 5.77  10,000,000  9,935,197
General Electric Co.
2/9/98 5.77  25,000,000  24,845,895
General Motors Acceptance Corp.
1/28/98 5.73  4,000,000  3,983,050
2/11/98 5.85  13,000,000  12,914,571
3/9/98 5.76  5,000,000  4,947,982
Goldman Sachs Group, L.P. (The)
1/26/98 5.89  7,000,000  6,971,611
Grand Metropolitan Capital Corp.
1/7/98 5.70  2,000,000  1,998,150
Kitty Hawk Funding Corp.
2/12/98 5.94  2,000,000  1,986,233
Matterhorn Capital Corp. (LOC Union Bank of Switzerland)
2/13/98 5.90  5,000,000  4,965,062
Merrill Lynch & Co., Inc.
2/10/98 5.78  2,000,000  1,987,333
3/16/98 5.73  3,000,000  2,965,652
Monsanto Co.
2/25/98 5.84  3,000,000  2,973,508
Morgan Stanley, Dean Witter, Discover & Co.
2/19/98 5.78  5,000,000  4,961,208
2/23/98 5.92  17,000,000  17,000,000
Nationwide Building Society
1/23/98 5.65  7,000,000  6,976,173
3/9/98 5.81  5,000,000  4,946,679
3/10/98 5.82  7,000,000  6,924,170
New Center Asset Trust
2/17/98 5.78  5,000,000  4,962,771
2/17/98 5.80  5,000,000  4,962,661
3/19/98 5.83  5,000,000  4,938,506

  DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE
AMOUNT (NOTE 1)
Norfolk Southern Corp.
1/14/98 6.14% $ 2,000,000 $ 1,995,594
1/21/98 6.35  2,000,000  1,992,988
1/22/98 6.19  3,000,000  2,989,237
Preferred Receivables Funding Corp.
1/23/98 5.89  1,425,000  1,419,905
Rabobank U.S.A. Financial Corp.
4/2/98 5.70  5,000,000  4,929,980
Scotiabanc Inc.
2/11/98 5.75  10,000,000  9,935,425
Sears Roebuck Acceptance Corp.
1/27/98 5.67  2,000,000  1,991,925
2/11/98 5.91  3,000,000  2,980,012
2/13/98 5.91  3,000,000  2,979,037
Transamerica Financial Corp.
1/28/98 5.78  5,000,000  4,978,550
Unifunding, Inc.
3/9/98 5.82  3,000,000  2,968,007
TOTAL COMMERCIAL PAPER   422,900,036
FEDERAL AGENCIES - 1.0%
FANNIE MAE - AGENCY COUPONS - 1.0%
3/13/98 5.84 (a)  10,000,000  9,997,855
BANK NOTES - 3.0%
Comerica Bank
3/27/98 6.20  5,000,000  4,997,778
First Bank NA - Minnesota
1/21/98 5.92 (a)  5,000,000  4,997,929
Key Bank, NA
1/26/98 5.89 (a)  4,000,000  3,998,695
1/28/98 5.95 (a)  5,000,000  4,997,770
9/23/98 5.84 (a)  2,000,000  1,998,857
Morgan Guaranty Trust Co., NY
8/31/98 5.85  5,000,000  5,001,527
South Trust Bank
1/12/98 5.96 (a)  2,000,000  1,999,193
US Bank, NA
1/21/98 5.91 (a)  2,000,000  1,999,018
TOTAL BANK NOTES   29,990,767
MASTER NOTES (A) - 3.7%
Goldman Sachs Group, L. P. (The) (c)
  3/13/98 5.91  10,000,000  10,000,000
5/4/98 5.75  2,000,000  2,000,000
J.P. Morgan Securities
1/8/98 5.75  4,000,000  4,000,000
Morgan Stanley Group, Inc.
1/8/98 5.94  14,000,000  14,000,000
Norwest Corp.
1/2/98 5.72  7,000,000  7,000,000
TOTAL MASTER NOTES   37,000,000
MEDIUM-TERM NOTES (A) - 6.7%
  DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE
AMOUNT (NOTE 1)
Beneficial Corp.
1/11/98 5.67% $ 2,000,000 $ 1,999,655
Capital One Funding Corp. (1994-B)
1/8/98 6.00  3,289,000  3,289,000
Capital One Funding Corp. (1995-E)
1/8/98 6.00  5,637,000  5,637,000
General Motors Acceptance Corp.
1/2/98 6.24  2,000,000  1,999,954
2/1/98 5.67  6,000,000  6,000,377
2/1/98 5.75  5,000,000  5,000,000
Liquid Asset Backed Security Trust (1996-1) (b)
1/15/98 5.96   5,000,000  5,000,000
Liquid Asset Backed Securities Trust (1996-2) (b)
1/2/98 5.95   7,000,000  7,000,000
Liquid Asset Backed Securities Trust (1997-5) (b)
1/20/98 5.94   10,000,000  10,000,000
Merrill Lynch & Co., Inc.
1/2/98 6.20   4,000,000  3,999,703
1/6/98 5.97   2,000,000  1,999,867
Morgan Stanley, Dean Witter, Discover & Co.
4/15/98 5.75   5,000,000  5,000,000
New York Life Insurance Co.
3/23/98 5.89   5,000,000  5,000,000
Norwest Corp.
1/22/98 5.83   6,000,000  6,000,000
TOTAL MEDIUM-TERM NOTES   67,925,556
SHORT-TERM NOTES (A) - 4.5%
SMM Trust 1996-P (b)
1/16/98 5.96  4,000,000  4,000,000
SMM Trust 1997-X (b)
1/12/98 6.00  10,000,000  10,000,000
SMM Trust (1997-V) (b)
1/26/98 5.97  8,000,000  8,000,000
Strategic Money Market Trust (1997-A) (b)
3/23/98 5.91  20,000,000  20,000,000
Transamerica Life Insurance and Annuity Co.
3/16/98 5.92  3,000,000  3,000,000
TOTAL SHORT-NOTES   45,000,000
TIME DEPOSITS - 0.6%
Sumitomo Bank, Ltd. Japan
2/2/98 6.38  6,000,000  6,000,000
REPURCHASE AGREEMENTS - 0.6%
   MATURITY
   AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 12/31/97 due 1/2/98
 At 6.59%  $ 5,976,187  5,974,000
TOTAL INVESTMENTS - 100%  $1,006,753,606
Total Cost for Income Tax Purposes - $1,006,753,606
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $64,000,000 or 6.3% of net assets.
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION
SECURITY DATE COST
Goldman Sachs
Group, L.P. (The)
5.91%, 3/13/98 6/11/97 $ 10,000,000
Goldman Sachs
Group, L.P. (The)
5.75%,  5/4/98  8/5/97 $ 2,000,000
INCOME TAX INFORMATION
At December 31, 1997, the fund had a capital loss carryforward of approximately $57,000 of which $29,000 and $28,000 will expire on December 31, 2002 and 2005, respectively.
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                   $ 1,006,753,606
(INCLUDING REPURCHASE AGREEMENTS
OF $5,974,000) - SEE
ACCOMPANYING SCHEDULE

CASH                                                  1,074

SHARE TRANSACTIONS IN PROCESS                         19,184,152

INTEREST RECEIVABLE                                   6,211,548

 TOTAL ASSETS                                         1,032,150,380

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED     $ 11,000,000

DISTRIBUTIONS PAYABLE                  35,206

ACCRUED MANAGEMENT FEE                 206,182

OTHER PAYABLES AND                     114,890
ACCRUED EXPENSES

 TOTAL LIABILITIES                                    11,356,278

NET ASSETS                                           $ 1,020,794,102

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                      $ 1,020,852,852

ACCUMULATED NET REALIZED GAIN                         (58,750)
(LOSS) ON INVESTMENTS

NET ASSETS, FOR 1,020,837,796                        $ 1,020,794,102
SHARES OUTSTANDING

NET ASSET VALUE, OFFERING PRICE                       $1.00
AND REDEMPTION PRICE PER
SHARE ($1,020,794,102 (DIVIDED BY)
1,020,837,796 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INTEREST INCOME                                                       $ 62,581,312

EXPENSES

MANAGEMENT FEE                                          $ 2,325,636

TRANSFER AGENT FEES                                      810,738

ACCOUNTING FEES AND EXPENSES                             133,309

NON-INTERESTED TRUSTEES' COMPENSATION                    5,882

CUSTODIAN FEES AND EXPENSES                              38,590

AUDIT                                                    23,053

LEGAL                                                    5,116

MISCELLANEOUS                                            82,375

 TOTAL EXPENSES BEFORE REDUCTIONS                        3,424,699

 EXPENSE REDUCTIONS                                      (4,815        3,419,884
                                                        )

NET INTEREST INCOME                                                    59,161,428

NET REALIZED GAIN (LOSS)                                               (30,044
 ON INVESTMENTS                                                       )

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 59,131,384

OTHER INFORMATION

 EXPENSE REDUCTIONS

  CUSTODIAN CREDITS                                                   $ 4,815


STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED          YEAR ENDED
                          DECEMBER 31, 1997   DECEMBER 31, 1996

INCREASE (DECREASE) IN
NET ASSETS

OPERATIONS                $ 59,161,428        $ 49,421,275
NET INTEREST INCOME

 NET REALIZED GAIN         (30,044)            49,076
(LOSS)

 NET INCREASE              59,131,384          49,470,351
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO           (59,161,428)        (49,421,275)
SHAREHOLDERS FROM
NET INTEREST INCOME

SHARE TRANSACTIONS AT      1,984,694,072       1,994,407,823
NET ASSET VALUE OF
$1.00 PER SHARE
PROCEEDS FROM SALES
OF SHARES

 REINVESTMENT OF           59,126,220          49,421,275
DISTRIBUTIONS FROM
NET INTEREST INCOME

 COST OF SHARES            (2,149,151,239)     (1,726,597,066)
REDEEMED

 NET INCREASE              (105,330,947)       317,232,032
(DECREASE) IN NET
ASSETS AND SHARES
RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE           (105,360,991)       317,281,108
(DECREASE) IN NET
ASSETS

NET ASSETS

 BEGINNING OF PERIOD       1,126,155,093       808,873,985

 END OF PERIOD            $ 1,020,794,102     $ 1,126,155,093


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS
                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995   1994   1993


NET ASSET VALUE,    $ 1.000       $ 1.000       $ 1.000     $ 1.000     $ 1.000
BEGINNING OF
PERIOD

INCOME FROM          .053          .052          .057        .042        .032
INVESTMENT
OPERATIONS
NET INTEREST
INCOME

LESS
DISTRIBUTIONS

 FROM NET            (.053)        (.052)        (.057)      (.042)      (.032)
INTEREST
INCOME

NET ASSET VALUE,    $ 1.000       $ 1.000       $ 1.000     $ 1.000     $ 1.000
END OF PERIOD

TOTAL RETURN A       5.51%         5.41%         5.87%       4.25%       3.23%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 1,020,794   $ 1,126,155   $ 808,874   $ 748,606   $ 353,104
OF PERIOD (000
OMITTED)

RATIO OF             .31%          .30%          .33%        .27%        .22%
EXPENSES TO                                                             B
AVERAGE NET
ASSETS

RATIO OF NET         5.32%         5.28%         5.72%       4.32%       3.16%
INTEREST
INCOME TO
AVERAGE NET
ASSETS





A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT,
THE FUND'S
EXPENSE RATIO WOULD HAVE BEEN HIGHER.


VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                   PAST 1   PAST 5   LIFE OF
DECEMBER 31, 1997               YEAR     YEARS    FUND

VIP II: INVESTMENT GRADE BOND   9.06%    7.11%    8.29%

LB AGGREGATE BOND               9.65%    7.48%    N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare these figures to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example,
generally move in the opposite direction of interest
rates. In turn, the share price, return and yield of a
fund that invests in bonds will vary. That means if
you sell your shares during a market downturn, you
might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 5, 1988.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980108 182527 S00000000000001
             VIP II:  Investment Grade   LB Aggregate Bond
             00155                       LB001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10086.92                    10143.88
  1989/02/28      10109.25                    10070.36
  1989/03/31      10172.02                    10113.90
  1989/04/30      10285.31                    10325.54
  1989/05/31      10399.91                    10596.87
  1989/06/30      10600.00                    10919.52
  1989/07/31      10765.35                    11151.64
  1989/08/31      10679.56                    10986.42
  1989/09/30      10721.69                    11042.65
  1989/10/31      10887.69                    11314.55
  1989/11/30      10981.36                    11422.39
  1989/12/31      11026.21                    11452.96
  1990/01/31      11001.11                    11316.86
  1990/02/28      11063.52                    11353.48
  1990/03/31      11097.11                    11361.84
  1990/04/30      11101.82                    11257.75
  1990/05/31      11276.11                    11591.07
  1990/06/30      11364.07                    11777.05
  1990/07/31      11476.89                    11939.97
  1990/08/31      11475.79                    11780.51
  1990/09/30      11520.66                    11877.97
  1990/10/31      11521.38                    12028.78
  1990/11/30      11590.77                    12287.71
  1990/12/31      11711.43                    12479.17
  1991/01/31      11735.04                    12633.43
  1991/02/28      11853.10                    12741.27
  1991/03/31      12053.80                    12828.93
  1991/04/30      12230.89                    12967.91
  1991/05/31      12325.33                    13043.74
  1991/06/30      12348.94                    13037.11
  1991/07/31      12455.20                    13217.90
  1991/08/31      12714.93                    13503.94
  1991/09/30      12951.04                    13777.57
  1991/10/31      13092.71                    13930.97
  1991/11/30      13234.39                    14058.71
  1991/12/31      13629.42                    14476.23
  1992/01/31      13494.11                    14279.29
  1992/02/29      13567.97                    14372.13
  1992/03/31      13543.27                    14291.11
  1992/04/30      13642.04                    14394.34
  1992/05/31      13851.92                    14665.96
  1992/06/30      14012.41                    14867.80
  1992/07/31      14296.36                    15171.13
  1992/08/31      14382.78                    15324.82
  1992/09/30      14555.62                    15506.47
  1992/10/31      14370.44                    15300.89
  1992/11/30      14333.40                    15304.35
  1992/12/31      14536.36                    15547.71
  1993/01/31      14841.14                    15845.85
  1993/02/28      15093.07                    16123.24
  1993/03/31      15159.39                    16190.42
  1993/04/30      15252.23                    16303.16
  1993/05/31      15278.75                    16323.92
  1993/06/30      15570.53                    16619.76
  1993/07/31      15676.64                    16713.76
  1993/08/31      15955.15                    17006.72
  1993/09/30      16034.73                    17053.43
  1993/10/31      16114.31                    17117.15
  1993/11/30      16034.73                    16971.54
  1993/12/31      16129.93                    17063.52
  1994/01/31      16312.59                    17293.91
  1994/02/28      16045.19                    16993.45
  1994/03/31      15678.93                    16574.49
  1994/04/30      15538.06                    16442.14
  1994/05/31      15495.80                    16439.84
  1994/06/30      15453.53                    16403.51
  1994/07/31      15707.10                    16729.33
  1994/08/31      15721.19                    16750.09
  1994/09/30      15552.14                    16503.56
  1994/10/31      15566.23                    16488.86
  1994/11/30      15594.40                    16452.24
  1994/12/31      15523.97                    16565.84
  1995/01/31      15749.36                    16893.69
  1995/02/28      16053.30                    17295.35
  1995/03/31      16155.46                    17401.46
  1995/04/30      16374.37                    17644.53
  1995/05/31      17031.09                    18327.33
  1995/06/30      17162.44                    18461.69
  1995/07/31      17104.06                    18420.46
  1995/08/31      17308.38                    18642.77
  1995/09/30      17468.91                    18824.14
  1995/10/31      17702.41                    19068.94
  1995/11/30      17965.10                    19354.69
  1995/12/31      18213.20                    19626.31
  1996/01/31      18329.95                    19756.64
  1996/02/29      17995.20                    19413.22
  1996/03/31      17857.01                    19278.28
  1996/04/30      17749.53                    19169.86
  1996/05/31      17718.82                    19130.94
  1996/06/30      17933.78                    19387.85
  1996/07/31      17979.84                    19440.90
  1996/08/31      17964.49                    19408.32
  1996/09/30      18256.22                    19746.55
  1996/10/31      18655.43                    20183.96
  1996/11/30      18962.52                    20529.68
  1996/12/31      18793.62                    20338.80
  1997/01/31      18839.68                    20401.08
  1997/02/28      18864.60                    20451.83
  1997/03/31      18668.78                    20225.20
  1997/04/30      18946.20                    20527.95
  1997/05/31      19093.07                    20722.01
  1997/06/30      19321.53                    20967.97
  1997/07/31      19843.74                    21533.40
  1997/08/31      19664.23                    21349.73
  1997/09/30      19957.97                    21664.60
  1997/10/31      20219.07                    21978.89
  1997/11/30      20268.03                    22080.10
  1997/12/31      20496.49                    22302.41
IMATRL PRASUN   SHR__CHT 19971231 19980108 182529 R00000000000111
Let's say hypothetically that $10,000 was invested in VIP II:
Investment Grade Bond Portfolio on December 31, 1988, shortly after the fund started. By December 31, 1997, the value of the investment would have grown to $20,496 - a 104.96% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,302 - a 123.02% increase.
INVESTMENT SUMMARY
QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1997
(MOODY'S RATINGS)   % OF FUND'S
                    INVESTMENTS

AAA                 48.2

AA                  3.2

A                   9.3

BAA                 13.7

BA                  3.4

B                   0.0

NOT RATED           0.1

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31, 1997, ACCOUNT FOR 0.0% OF THE FUND'S INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1997
YEARS   7.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                     % OF FUND'S
                     INVESTMENTS

FINANCE              15.4

UTILITIES            4.2

MEDIA & LEISURE      2.8

RETAIL & WHOLESALE   1.8

TECHNOLOGY           1.3

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW




An interview with Kevin Grant, Portfolio Manager of Investment Grade Bond Portfolio
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, KEVIN?
A. For the 12 months that ended December 31, 1997, the fund performed in line with the Lehman Brothers Aggregate Bond Index, which returned 9.65% for the period.
Q. WHAT AREAS OF THE BOND MARKET HAVE YOU TARGETED?
A. During the period, the fund continued to find opportunities among bank capital securities, putable corporate bonds and short-maturity corporate bonds. Bank capital securities resulted from a regulatory change created by Federal Reserve Board policy about a year ago. The change allows banks to issue long-term bonds and deduct the interest payments from their taxes, unlike preferred stock where dividends are not tax-deductible. This created a new market, with many of these bonds offering attractive yields. Put bonds are corporate issues that give investors the option to redeem the securities at some point prior to their actual maturities.
Q. DID THE FUND FIND ATTRACTIVE OPPORTUNITIES IN ANY OTHER AREAS OF
THE MARKET?
A. Among corporate bonds, the fund invested a fair amount of its assets in telecommunications and cable companies. For instance, WorldCom has been a good performer because it quickly improved its balance sheet. Investors are starting to appreciate WorldCom's progressive credit story, so the fund reaped the rewards from the price appreciation of these bonds. Cable companies also benefited by the enhanced credit quality of their balance sheets.
Q. HOW DID MORTGAGE-BACKED SECURITIES PERFORM DURING THE PERIOD?
A. Mortgage-backed securities were expensive and the fund was underweighted in these issues relative to the index during the period. On top of that, mortgage-backed securities haven't performed much better than Treasuries. The fund benefited from this underweighted mortgage position because it was able to own more corporate bonds, which performed pretty well.
Q. WHAT ABOUT YANKEE BONDS?
A. The fund owned some yankee bonds - dollar-denominated bonds issued in the U.S. by foreign banks, governments and corporations - during the period. Mostly, the fund had exposure to bonds issued by large Canadian and European banks, which performed well. The fund also had a small position in South Korean government agencies, which suffered from the contagious effect of currency devaluations in the Southeast Asian region. The effect on the fund's total return was minimal, however, since the fund sold its position in South Korean yankees by the end of the period.
Q. WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?
A. The past two years have been wonderful for investors in most financial assets - at least until the end of October when the Southeast Asian crisis began affecting countries around the globe. Because of the recent turn of events and the uncertainty they have created, I plan to maintain a fairly defensive posture. Rather than investing aggressively in corporate bonds, I will continue to seek out companies whose management teams have consistent track records of maintaining their investment-grade ratings. In addition, the mortgage market is quite precarious. Considering the yield for the 10-year Treasury was hovering near 6% at the end of the period and interest rates are as low as they've been in about a year and a half, I think prepayment risk is becoming more of an issue. Prepayment risk is the risk that mortgage holders will pay off their mortgages before the maturity date, usually in the form of refinancing at a lower interest rate. This forces mortgage-backed bond investors to reinvest at a lower interest rate. These factors tell me that it's probably a time to be defensive and hold more government bonds than over the past few years.



FUND FACTS
GOAL: income and share price stability by
investing in high-quality, short-term investments
START DATE: April 1, 1982
SIZE: as of December 31, 1997, more than $1.0
billion
MANAGER: Robert Duby, since April 1997; joined
Fidelity in 1982
3
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 30.8%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
AEROSPACE & DEFENSE - 0.8%
DEFENSE ELECTRONICS - 0.8%
Raytheon Co.
 6.45%, 8/15/04 Baa1 $ 3,000,000 $ 3,014,730
DURABLES - 0.6%
TEXTILES & APPAREL - 0.6%
Levi Strauss & Co.
 7%, 11/1/06 (c) Baa2  2,000,000  2,046,740
ENERGY - 0.1%
OIL & GAS - 0.1%
Pennzoil Co.
 9 5/8%, 11/15/99 Baa3  460,000  485,709
FINANCE - 15.4%
ASSET-BACKED SECURITIES - 3.8%
Capital Equipment Receivables
 Trust 6.48%, 10/15/06 Baa2  880,000  871,834
Ford Credit Auto Owner Trust
 6.40%, 5/15/02 A1  960,000  963,648
Ford Credit Grantor Trust
 5.90%, 10/15/00 Aaa  350,699  350,480
Green Tree Financial Corp.
 6.10%, 4/15/27 Aaa  648,993  648,584
Key Auto Finance Trust Class C
 6.65%, 10/15/03 Baa3  320,000  319,600
Key Plastics, Inc.
 10 1/4%, 3/15/07 A2  1,110,000  1,109,653
KeyCorp Auto Grantor Trust
 5.80%, 7/15/00 A3  25,029  24,936
MBNA Master Credit Card
 Trust II Class A
 6.55%, 1/15/07 Aaa  3,000,000  3,056,130
PNC Student Loan Trust I
 6.314%, 1/25/01 Aaa  3,100,000  3,119,375
Premier Auto Trust:
 4.90%, 12/15/98 Aaa  63,313  63,134
 8.05%, 4/4/00 Aaa  1,354,535  1,366,599
 6%, 5/6/00 Aaa  500,000  499,685
Railcar Trust 7 3/4%, 6/1/04 Aaa  735,530  771,387
Sears Credit Account Master
 Trust II 7%, 1/15/04 Aaa  1,000,000  1,014,370
Standard Credit Card Master
 Trust I 7.65%, 2/15/00 A2  150,000  150,234
Union Federal Savings Bank
 Grantor Trust 8.20%, 1/10/01   Baa2  34,664  34,967
  14,364,616
BANKS - 3.5%
ABN Amro Bank NV
 6 5/8%, 10/31/01 Aa3  1,000,000  1,012,070
Banc One Corp.
 6.70%, 3/24/00 Aa3  1,450,000  1,465,791
BanPonce Corp.:
 5 3/4%, 3/1/99 A3  370,000  367,865
 6.378%, 4/8/99 A3  430,000  430,555
Capital One Bank
 6.42%, 11/12/99 Baa3  2,000,000  2,006,120
Citicorp. 7.20%, 6/15/07 A1  900,000  942,363

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
First Fidelity Bancorp.
 8 1/2%, 4/1/98 A2 $ 250,000 $ 251,408
First Maryland Bancorp.
 10 3/8%, 8/1/99 A3  500,000  531,330
Firstar Corp.
 7.15%, 9/1/00 A3  640,000  643,712
Hartford National Corp.
 9.85%, 6/1/99 A3  1,150,000  1,204,292
Kansallis-Osake-Pankki
 10%, 5/1/02 A3  260,000  295,461
KeyCorp 8.40%, 4/1/99 A2  310,000  318,544
NB Capital Trust IV
 8 1/4%, 4/15/27 A1  1,990,000  2,171,607
Sovran Financial Corp.
 9 3/4%, 6/15/99 A2  770,000  809,863
Union Planters Corp.
 6 3/4%, 11/1/05 Baa2  400,000  402,512
Union Planters National Bank
 6.81%, 8/20/01 A3  500,000  507,500
  13,360,993
CREDIT & OTHER FINANCE - 5.8%
AT&T Capital Corp.:
 6.41%, 8/13/99 Baa3  1,000,000  1,003,900
 6.16%, 12/3/99 Baa3  500,000  499,430
Associates Corp. of North
 America 6 7/8%, 2/15/00 Aa3  3,000,000  3,056,550
BCH Cayman Islands Ltd. yankee
 7.70%, 7/15/06 A3  180,000  189,236
BNY Capital I, Series B
 7.97%, 12/31/26 A1  1,000,000  1,064,370
BankBoston Capital Trust II
 7 3/4%, 12/15/26 Baa1  1,080,000  1,101,827
BanPonce Trust I
 8.327%, 2/1/27 (c) Baa1  1,230,000  1,314,993
Chase Capital I
 7.67%, 12/1/26 A1  2,020,000  2,092,821
Chrysler Financial Corp.
 6 3/8%, 1/28/00 A3  1,240,000  1,245,940
Finova Capital Corp.
 6.27%, 9/29/00 Baa1  400,000  399,580
First Security Capital I
 8.41%, 12/15/26 A3  1,210,000  1,323,050
First Union Institutional Capital I
 8.04%, 12/1/26 A1  1,000,000  1,053,980
General Electric Capital Corp.
 6.94%, 4/13/09 (b) Aaa  1,000,000  1,010,300
General Motors Acceptance Corp.:
 6.40%, 5/17/99 A3  1,000,000  1,004,920
 6.65%, 5/24/00 A3  1,650,000  1,666,946
JPM Capital Trust II
 7.95%, 2/1/27 Aa2  1,820,000  1,937,408
KeyCorp Institutional Capital
 Series A 7.826%, 12/1/26 A1  800,000  829,952
PNC Institutional Capital Trust
 8.315%, 5/15/27 (c) A2  1,000,000  1,083,880
  21,879,083
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
INSURANCE - 0.8%
Executive Risk Capital Trust
 8 5/8%, 2/1/27 Baa3 $ 1,750,000 $ 1,897,910
Nationwide Mutual Insurance Co.
 6 1/2%, 2/15/04 (c) A1  130,000  130,564
SunAmerica, Inc.
 6.20%, 10/31/99 Baa1  1,000,000  1,000,330
  3,028,804
SAVINGS & LOANS - 1.5%
Ahmanson (H.F.) & Co.
 9 7/8%, 11/15/99 Baa2  3,000,000  3,188,700
Great West Financial Trust II
 8.206%, 2/1/27 A3  2,500,000  2,651,550
  5,840,250
TOTAL FINANCE   58,473,746
HOLDING COMPANIES - 0.5%
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa1  1,700,000  1,796,798
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
POLLUTION CONTROL - 1.1%
WMX Technologies, Inc.:
 6 1/4%, 4/1/99 Baa1  1,200,000  1,197,300
 7.1%, 8/1/26 Baa1  3,000,000  3,102,480
  4,299,780
MEDIA & LEISURE - 2.8%
BROADCASTING - 2.7%
Continental Cablevision, Inc.:
 8.30%, 5/15/06 Baa3  320,000  349,251
 9%, 9/1/08 Baa3  780,000  901,150
Hearst-Argyle Television, Inc.
 7 1/2%, 11/15/27 Baa3  1,250,000  1,268,400
TCI Communication, Inc.:
 7 1/4%, 6/15/99 Ba1  3,680,000  3,722,210
 7 3/8%, 2/15/00 Ba1  750,000  764,475
Time Warner, Inc.:
 7.95%, 2/1/00 Ba1  1,170,000  1,205,966
 8.18%, 8/15/07 Ba1  2,000,000  2,180,000
  10,391,452
RESTAURANTS - 0.1%
Darden Restaurants, Inc.
 6 3/8%, 2/1/06 Baa1  310,000  298,307
TOTAL MEDIA & LEISURE   10,689,759
NONDURABLES - 1.2%
FOODS - 0.4%
ConAgra, Inc.
 7 1/8%, 10/1/26 Baa1  1,270,000  1,348,727
TOBACCO - 0.8%
Philip Morris Companies, Inc.
 6.95%, 6/1/06 A2  3,000,000  3,106,980
TOTAL NONDURABLES   4,455,707

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
RETAIL & WHOLESALE - 1.8%
GENERAL MERCHANDISE STORES - 1.4%
Dayton Hudson Corp.
 6.40%, 2/15/03 Baa1 $ 500,000 $ 500,210
Federated Department Stores, Inc.
 8 1/2%, 6/15/03 Baa2  3,000,000  3,275,670
Penney (J.C.) Co., Inc.
 6.95%, 4/1/00 A2  1,000,000  1,016,120
Sears, Roebuck & Co.
 9.23%, 8/6/98 A2  450,000  458,316
  5,250,316
GROCERY STORES - 0.4%
American Stores Co.
 7 1/2%, 5/1/37 Baa2  1,400,000  1,532,720
TOTAL RETAIL & WHOLESALE   6,783,036
TECHNOLOGY - 1.3%
COMPUTERS & OFFICE EQUIPMENT - 0.8%
Comdisco, Inc.
 6 3/8%, 11/30/01 Baa1  3,200,000  3,200,000
ELECTRONICS - 0.5%
Texas Instruments, Inc.
 6 7/8%, 7/15/00 A3  1,692,000  1,717,600
TOTAL TECHNOLOGY   4,917,600
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.2%
AMR Corp. 9.55%, 3/6/98 Baa3  400,000  402,356
Delta Air Lines, Inc. equipment
 trust certificate
 8.54%, 1/2/07 Baa1  416,138  456,516
  858,872
RAILROADS - 0.8%
Burlington Northern Santa Fe Corp.
 6.53%, 7/15/37 Baa2  3,000,000  3,039,810
TOTAL TRANSPORTATION   3,898,682
UTILITIES - 4.2%
CELLULAR - 0.1%
360 Degrees Communications Co.
 7 1/8%, 3/1/03 Ba1  410,000  418,717
ELECTRIC UTILITY - 2.1%
Avon Energy Partners Holdings
 7.05%, 12/11/07 (c) Baa2  3,000,000  3,054,690
British Columbia Hydro & Power
 Authority yankee
 12 1/2%, 1/15/14 Aa2  360,000  396,497
DR Investment yankee
 7.10%, 5/15/02 (c) Baa1  1,500,000  1,537,245
Israel Electric Corp. Ltd.
 7 3/4%, 12/15/27 (c) A3  2,800,000  2,819,656
  7,808,088
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
UTILITIES - CONTINUED
GAS - 0.8%
Mitchell Energy & Development
 Corp. 8%, 7/15/99 Baa3 $ 1,730,000 $ 1,770,742
Southwest Gas Corp.
 9 3/4%, 6/15/02 Baa2  1,000,000  1,126,190
  2,896,932
TELEPHONE SERVICES - 1.2%
WorldCom, Inc.:
 9 3/8%, 1/15/04 Ba1  1,743,000  1,845,436
 7 3/4%, 4/1/07 Ba1  2,700,000  2,899,503
  4,744,939
TOTAL UTILITIES   15,868,676
TOTAL NONCONVERTIBLE BONDS
 (Cost $103,421,694)   116,730,963
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - 17.1%
U.S. TREASURY OBLIGATIONS - 9.4%
 6 5/8%, 6/30/01 Aaa  14,950,000  15,363,517
 7%, 7/15/06 Aaa  100,000  107,937
 13 7/8%, 5/15/11 (callable) Aaa  30,000  45,652
 9%, 11/15/18 Aaa  1,800,000  2,431,692
 7 5/8%, 2/15/25 Aaa  14,675,000  17,809,433
  35,758,231
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.7%
Federal Agricultural Mortgage
 Corporation
 7.01%, 2/10/05 Aaa  10,000  10,545
Federal Home Loan Bank:
 6 3/4%, 4/5/04 Aaa  375,000  390,176
 7.31%, 6/16/04 Aaa  4,155,000  4,446,515
 7.36%, 7/1/04 Aaa  3,100,000  3,327,168
 7.38%, 8/5/04 Aaa  110,000  118,388
 7.56%, 9/1/04 Aaa  310,000  336,542
 7.46%, 9/9/04 Aaa  50,000  53,906
 7.70%, 9/20/04 Aaa  40,000  43,612
 6.46%, 12/15/04 Aaa  1,745,000  1,783,983
 8.09%, 12/28/04 Aaa  10,000  11,155
 7.59%, 3/10/05 Aaa  10,000  10,891
Freddie Mac:
  6.77%, 9/15/02 Aaa  150,000  154,668
  8%, 1/26/05 Aaa  520,000  577,522
  8.115%, 1/31/05 Aaa  1,140,000  1,273,768
  6.783%, 8/18/05 Aaa  1,000,000  1,044,530
Fannie Mae 6.72%, 8/1/05 Aaa  1,180,000  1,227,932
Financing Corp. stripped
 principal 0%, 3/26/00 Aaa  512,000  450,186
Government Loan Trusts
 (assets of Trust guaranteed
 by U.S. Government through
 Agency for International
 Development)
 8 1/2%, 4/1/06 Aaa  1,760,000  1,941,526

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
Government Trust Certificates
 (assets of Trust guaranteed by
 U.S. Government through
 Defense Security Assistance
 Agency):
  Class 1-C,
   9 1/4%, 11/15/01 Aaa $ 996,393 $ 1,060,321
  Class 2-E,
   9.40%, 5/15/02 Aaa  851,419  904,437
  Class T-3,
   9 5/8%, 5/15/02 Aaa  58,637  62,259
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S.
 Government through
 Export-Import Bank):
  Series 1993-C,
   5.20%, 10/15/04 Aaa  6,222  6,057
  Series 1993-D,
   5.23%, 5/15/05 Aaa  12,766  12,409
  Series 1994-A,
   7.12%, 4/15/06 Aaa  7,897  8,200
  Series 1994-C,
   6.61%, 9/15/99 Aaa  44,547  44,798
Guaranteed Trade Trust
 Certificates (assets of Trust
 guaranteed by U.S. Government
 through Export-Import Bank)
  Series 1994-B,
   7 1/2%, 1/26/06 Aaa  7,985  8,433
Israel Export Trust Certificates
 (assets of Trust guaranteed
 by U.S. Government through
 Export-Import Bank) Series
 1994-1, 6.88%, 1/26/03 Aaa  12,942  13,180
Overseas Private Investment
 Corp. U.S. Government
 guaranteed participation
 certificate Series 1994-1995,
  6.08%, 8/15/04 (callable) Aaa  137,200  137,347
Private Export Funding Corp.:
 secured 5.65%, 3/15/03 Aaa  222,750  220,959
 secured 6.86%, 4/30/04 Aaa  1,489,691  1,523,936
State of Israel (guaranteed by
 U.S. Government through
 Agency for International
 Development):
  6 1/8%, 8/15/99 Aaa  770,000  773,527
  7 1/8%, 8/15/99 Aaa  435,000  443,912
  6 3/8%, 8/15/01 Aaa  352,000  357,016
  0%, 11/15/01 Aaa  2,875,000  2,299,218
  6 1/8%, 3/15/03 Aaa  70,000  70,383
  6 5/8%, 2/15/04 Aaa  180,000  186,680
  6 3/4%, 8/15/04 Aaa  1,000,000  1,043,490
  7 5/8%, 8/15/04 Aaa  330,000  359,803
  5.89%, 8/15/05 Aaa  1,175,000  1,167,598
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Department of Housing
 and Urban Development
 Government guaranteed
 participation certificates:
  Series 1995-A:
   8.27%, 8/1/03 Aaa $ 415,000 $ 458,152
   8.24%, 8/1/04 Aaa  500,000  558,230
  Series 1996-A,
   6.98%, 8/1/05 Aaa  180,000  190,107
  29,113,465
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $63,217,559)   64,871,696
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 24.7%
FREDDIE MAC - 0.5%
 7%, 5/1/01 Aaa  155,454  157,442
 8 1/2%, 3/1/20 Aaa  1,507,291  1,590,132
  1,747,574
FANNIE MAE - 22.5%
 6.345%, 3/1/99 Aaa  77,171  77,195
 5 1/2%, 5/1/00 to 7/1/01 Aaa  2,407,798  2,375,761
 6%, 3/1/01 to 6/1/11 Aaa  28,350,626  27,975,035
 6 1/2%, 2/1/10 to 1/1/28 Aaa  22,860,229  22,601,629
 7%, 1/1/28 Aaa  29,600,000  29,822,000
 8%, 12/1/24 to 1/1/28 Aaa  2,344,408  2,428,680
  85,280,300
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.7%
 6%, 8/15/08 to 5/15/09 Aaa  4,248,834  4,224,506
 8%, 2/15/17 Aaa  325,890  342,367
 10%, 1/15/14 to 11/15/24 Aaa  1,641,594  1,826,072
         6,392,945
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $102,977,240)   93,420,819
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
Fannie Mae:
 Series 1994-M3 Class A,
  7.71%, 4/1/06 Aaa  7,695  7,715
 sequential pay
  Series 1996-M5 Class A1,
  7.141%, 6/25/08 Aaa  219,730  225,498
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $228,350)   233,213
COMMERCIAL MORTGAGE SECURITIES - 3.0%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
BKB Commercial Mortgage Trust
 Series 1997-C1 Class A-1,
 6 7/8%, 2/25/43 (c) Aaa $ 1,157,314 $ 1,156,271
CS First Boston Mortgage Securities
 Corp. Series 1997-C2
 Class D, 7.27%, 4/17/11 Baa2  1,080,000  1,082,363
Equitable Life Assurance Society
 of the United States (The)
 Series 1996-1 (c):
  Class B1,
   7.33%, 5/15/06 Aa2  500,000  528,750
  Class C1,
   7.52%, 5/15/06 A2  500,000  531,040
First Union-Lehman Brothers
 Commercial Mortgage Trust
 sequential pay Series 1997-C2
 Class A3, 6.65%, 12/18/07 Aaa  3,000,000  3,026,015
General Motors Acceptance
 Corp. Commercial Mortgage
 Securities, Inc. Series 1997-C2
 Class E, 7.624%, 4/15/11 Baa3  930,000  925,201
Meritor Mortgage Security Corp.
 Series 1987-1 Class A-3,
 9.40%, 6/1/99 Baa3  11,326  11,326
Nomura Asset Securities Corp.
 floater Series 1994-MD-II
 Class A-6,
 6.9525%, 7/4/03 (d) -  179,477  179,701
Oregon Commercial Mortgage,
 Inc. Series 1995-1 Class A,
 7.15%, 6/25/26 (c) Aaa  107,760  107,811
Resolution Trust Corp.:
 commercial Series 1995-C1
  Class A-4B,
  6.65%, 2/25/27 Aaa  623,893  623,113
 floater Series 1993-C2
  Class A-2,
  6.995% 3/25/25 (d) Aaa  82,895  83,051
 floater Series 1994-C1
  Class A-3,
  6.675%, 6/25/26 (d) Aaa  157,677  158,071
Structured Asset Securities Corp.
 sequential pay:
  Series1993-C1 Class A-1A,
   6.60%, 10/25/24 AA+  12,663  12,666
  Series 1996 Class A-2A,
   7 3/4%, 2/25/28 Aaa  931,806  942,325
Thirteen Affiliates of General
 Growth Properties, Inc.
 sequential pay Series A-2,
 6.602%, 11/15/12 (c) Aaa  1,500,000  1,503,885
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (c) Aaa  431,746  436,603
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $11,221,442)   11,308,192
FOREIGN GOVERNMENT OBLIGATIONS (E) - 1.0%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
Alberta Province yankee
 9 1/4%, 4/1/00 Aa2 $ 2,500,000 $ 2,659,275
British Columbia Province
 7%, 1/1/03 Aa2  500,000  520,565
Manitoba Province
 6 3/4%, 3/1/03 A1  500,000  512,175
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $3,783,345)   3,692,015
SUPRANATIONAL OBLIGATIONS - 1.3%
African Development Bank
 7 3/4%, 12/15/01 Aa1  660,000  695,455
Inter American Development
 Bank yankee
 6.29%, 7/16/27 Aaa  4,000,000  4,155,200
TOTAL SUPRANATIONAL OBLIGATIONS
 (Cost $4,666,639)   4,850,655
CERTIFICATES OF DEPOSIT - 0.3%
Canadian Imperial Bank of
 Commerce NY Branch yankee
 6.20%, 8/1/00
 (Cost $1,001,500)   1,000,000  1,001,500
CASH EQUIVALENTS - 21.8%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 6.40%, dated
 12/31/97 due 1/2/98
 (Cost $82,631,000)  $ 82,660,380  82,631,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $373,148,769)  $ 378,740,053
LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,252,128 or 5.0% of net assets.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $565,913,377 and $478,438,405, respectively, of which U.S. government and government agency obligations aggregated $430,016,247 and $418,610,517, respectively.
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 60.1% AAA, AA, A 58.2%
Baa 13.7% BBB 17.3%
Ba 3.4% BB 0.0%
B 0.0% B 0.0%
Caa 0.0% CCC 0.0%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.1%.
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $373,231,286. Net unrealized appreciation aggregated $5,508,767, of which $5,915,828 related to appreciated investment securities and $407,061 related to depreciated investment securities.
The fund hereby designates approximately $1,291,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997


ASSETS

INVESTMENT IN SECURITIES, AT                                                                   $ 378,740,053
VALUE (INCLUDING REPURCHASE AGREEMENTS OF $82,631,000)
(COST $373,148,769) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                            918

RECEIVABLE FOR INVESTMENTS SOLD                                                                 120,119

RECEIVABLE FOR FUND SHARES SOLD                                                                 3,980,916

INTEREST RECEIVABLE                                                                             3,291,068

 TOTAL ASSETS                                                                                   386,133,074

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                               $ 61,458,902

ACCRUED MANAGEMENT FEE                                                           113,169

OTHER PAYABLES AND ACCRUED EXPENSES                                              36,020

 TOTAL LIABILITIES                                                                              61,608,091

NET ASSETS                                                                                     $ 324,524,983

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                $ 300,149,800

UNDISTRIBUTED NET INVESTMENT INCOME                                                             16,682,637

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                               2,101,262

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                       5,591,284

NET ASSETS, FOR 25,833,747                                                                     $ 324,524,983
SHARES OUTSTANDING

NET ASSET VALUE, OFFERING PRICE                                                                 $12.56
AND REDEMPTION PRICE PER SHARE ($324,524,983 (DIVIDED BY) 25,833,747 SHARES)


STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                              $ 18,199,914
INTEREST

EXPENSES

MANAGEMENT FEE                                                                   $ 1,154,096

TRANSFER AGENT FEES                                                               208,835

ACCOUNTING FEES AND EXPENSES                                                      106,949

NON-INTERESTED TRUSTEES' COMPENSATION                                             1,062

CUSTODIAN FEES AND EXPENSES                                                       14,111

REGISTRATION FEES                                                                 25

AUDIT                                                                             29,384

LEGAL                                                                             1,111

MISCELLANEOUS                                                                     12,516

 TOTAL EXPENSES BEFORE REDUCTIONS                                                 1,528,089

 EXPENSE REDUCTIONS                                                               (2,422        1,525,667
                                                                                 )

NET INVESTMENT INCOME                                                                           16,674,247

REALIZED AND UNREALIZED GAIN (LOSS)                                                             3,703,820
NET REALIZED GAIN (LOSS) ON
INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES                   3,255,290

NET GAIN (LOSS)                                                                                 6,959,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                $ 23,633,357

OTHER INFORMATION                                                                              $ 2,422
 EXPENSE REDUCTIONS
 CUSTODIAN CREDITS


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS              $ 16,674,247    $ 13,175,925
NET INVESTMENT
INCOME

 NET REALIZED GAIN       3,703,820       (1,136,463
(LOSS)                                  )

 CHANGE IN NET           3,255,290       (5,278,792
UNREALIZED                              )
APPRECIATION
(DEPRECIATION)

 NET INCREASE            23,633,357      6,760,670
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO         (13,381,760     (9,612,980
SHAREHOLDERS FROM       )               )
NET INVESTMENT
INCOME

SHARE TRANSACTIONS       155,252,643     108,335,706
NET PROCEEDS FROM
SALES OF SHARES

 REINVESTMENT OF         13,381,760      9,612,980
DISTRIBUTIONS

 COST OF SHARES          (82,954,820     (68,048,460
REDEEMED                )               )

 NET INCREASE            85,679,583      49,900,226
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE         95,931,180      47,047,916
(DECREASE) IN NET
ASSETS

NET ASSETS

 BEGINNING OF PERIOD     228,593,803     181,545,887

 END OF PERIOD          $ 324,524,983   $ 228,593,803
(INCLUDING
UNDISTRIBUTED NET
INVESTMENT INCOME
OF $16,682,637 AND
$13,165,742,
RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                    12,893,400      9,066,652

 ISSUED IN               1,151,614       807,813
REINVESTMENT OF
DISTRIBUTIONS

 REDEEMED                (6,885,603      (5,752,069
                        )               )

 NET INCREASE            7,159,411       4,122,396
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS
                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995   1994   1993


NET ASSET VALUE,           $ 12.240    $ 12.480    $ 11.020    $ 11.480    $ 10.970
BEGINNING OF PERIOD

INCOME FROM                 .759 B      .670        .320        .733        .641
INVESTMENT
OPERATIONS
NET INVESTMENT
INCOME

 NET REALIZED AND           .291        (.290)      1.530       (1.163)     .559
UNREALIZED GAIN (LOSS)


 TOTAL FROM                 1.050       .380        1.850       (.430)      1.200
INVESTMENT
OPERATIONS



LESS DISTRIBUTIONS

 FROM NET INVESTMENT        (.730)      (.620)      (.390)      -           (.628)
INCOME

 IN EXCESS OF NET           -           -           -           -           (.002)
INVESTMENT INCOME

 FROM NET REALIZED          -           -           -           (.010)      (.050)
GAIN

 IN EXCESS OF NET           -           -           -           (.020)      (.010)
REALIZED GAIN

 TOTAL DISTRIBUTIONS        (.730)      (.620)      (.390)      (.030)      (.690)

NET ASSET VALUE, END OF    $ 12.560    $ 12.240    $ 12.480    $ 11.020    $ 11.480
PERIOD

TOTAL RETURN A              9.06%       3.19%       17.32%      (3.76)%     10.96%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END OF         $ 324,525   $ 228,594   $ 181,546   $ 111,381   $ 122,376
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO        .58%        .58%        .59%        .67%        .68%
AVERAGE NET ASSETS

RATIO OF NET INVESTMENT     6.34%       6.49%       6.53%       6.53%       6.85%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE     191%        81%         182%        143%        70%





A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD.


VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                        PAST 1   PAST 5   PAST 10
DECEMBER 31, 1997                    YEAR     YEARS    YEARS

VIP: HIGH INCOME - "INITIAL CLASS"   17.67%   13.91%   12.81%

ML HIGH YIELD MASTER                 12.82%   11.72%   12.09%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example,
generally move in the opposite direction of interest
rates. In turn, the share price, return and yield of a
fund that invests in bonds will vary. That means if
you sell your shares during a market downturn, you
might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971231 19980126 092646 S00000000000001
             VIP High Income             ML High Yield Master
             00152                       ML002
  1987/12/31      10000.00                    10000.00
  1988/01/31      10328.76                    10273.65
  1988/02/29      10638.01                    10552.42
  1988/03/31      10561.58                    10534.96
  1988/04/30      10643.90                    10565.39
  1988/05/31      10628.07                    10620.54
  1988/06/30      10850.82                    10823.60
  1988/07/31      10963.78                    10937.97
  1988/08/31      10911.41                    10973.91
  1988/09/30      10998.88                    11084.53
  1988/10/31      11118.61                    11257.23
  1988/11/30      11076.16                    11299.39
  1988/12/31      11164.18                    11347.21
  1989/01/31      11432.46                    11517.38
  1989/02/28      11488.69                    11594.77
  1989/03/31      11341.07                    11584.46
  1989/04/30      11215.47                    11618.65
  1989/05/31      11422.69                    11832.54
  1989/06/30      11749.86                    12000.18
  1989/07/31      11672.50                    12057.01
  1989/08/31      11604.80                    12116.57
  1989/09/30      11198.75                    12001.22
  1989/10/31      10718.65                    11811.39
  1989/11/30      10727.68                    11837.86
  1989/12/31      10698.27                    11827.16
  1990/01/31      10461.79                    11596.01
  1990/02/28      10300.70                    11427.13
  1990/03/31      10192.02                    11581.60
  1990/04/30      10222.21                    11640.45
  1990/05/31      10432.25                    11850.71
  1990/06/30      10596.58                    12080.30
  1990/07/31      10760.25                    12335.59
  1990/08/31      10580.25                    11863.36
  1990/09/30      10329.38                    11347.40
  1990/10/31      10078.73                    11058.64
  1990/11/30      10315.13                    11152.32
  1990/12/31      10459.37                    11313.02
  1991/01/31      10681.28                    11472.94
  1991/02/28      11273.04                    12324.50
  1991/03/31      11672.48                    12854.40
  1991/04/30      12086.71                    13312.16
  1991/05/31      12264.24                    13377.17
  1991/06/30      12530.53                    13646.27
  1991/07/31      13003.94                    13973.25
  1991/08/31      13181.47                    14266.94
  1991/09/30      13477.35                    14448.65
  1991/10/31      13935.96                    14878.00
  1991/11/30      14054.31                    15049.86
  1991/12/31      14128.28                    15224.70
  1992/01/31      14882.78                    15757.00
  1992/02/29      15423.14                    16148.33
  1992/03/31      15921.70                    16373.64
  1992/04/30      16034.28                    16492.82
  1992/05/31      16227.27                    16755.89
  1992/06/30      16404.18                    16964.08
  1992/07/31      16725.83                    17307.79
  1992/08/31      17079.64                    17536.93
  1992/09/30      17256.55                    17736.75
  1992/10/31      16999.23                    17512.73
  1992/11/30      17208.30                    17760.75
  1992/12/31      17401.29                    17989.44
  1993/01/31      17867.69                    18432.41
  1993/02/28      18172.47                    18781.31
  1993/03/31      18591.84                    19106.92
  1993/04/30      18714.15                    19244.07
  1993/05/31      18993.73                    19503.12
  1993/06/30      19482.99                    19869.54
  1993/07/31      19675.20                    20083.11
  1993/08/31      19884.88                    20274.55
  1993/09/30      19954.77                    20374.59
  1993/10/31      20426.56                    20758.40
  1993/11/30      20618.77                    20871.93
  1993/12/31      20950.76                    21080.63
  1994/01/31      21649.71                    21542.61
  1994/02/28      21623.75                    21387.69
  1994/03/31      20895.29                    20690.73
  1994/04/30      20684.42                    20448.94
  1994/05/31      20722.76                    20376.08
  1994/06/30      20646.08                    20451.08
  1994/07/31      20722.76                    20594.84
  1994/08/31      20722.76                    20737.90
  1994/09/30      20876.12                    20730.05
  1994/10/31      20684.42                    20782.72
  1994/11/30      20511.89                    20605.94
  1994/12/31      20607.74                    20835.14
  1995/01/31      20837.78                    21129.55
  1995/02/28      21552.97                    21788.82
  1995/03/31      21821.35                    22092.05
  1995/04/30      22461.33                    22609.30
  1995/05/31      23039.38                    23315.67
  1995/06/30      23101.31                    23493.75
  1995/07/31      23658.72                    23762.33
  1995/08/31      23844.52                    23906.55
  1995/09/30      24236.77                    24180.07
  1995/10/31      24463.86                    24351.47
  1995/11/30      24587.73                    24589.17
  1995/12/31      24876.75                    24983.88
  1996/01/31      25454.80                    25378.45
  1996/02/29      25875.23                    25416.66
  1996/03/31      25807.26                    25347.64
  1996/04/30      26192.44                    25359.12
  1996/05/31      26554.97                    25542.00
  1996/06/30      26690.91                    25695.43
  1996/07/31      26600.28                    25869.89
  1996/08/31      26985.46                    26137.04
  1996/09/30      27778.49                    26697.83
  1996/10/31      27687.86                    26990.42
  1996/11/30      27982.41                    27536.09
  1996/12/31      28367.59                    27747.97
  1997/01/31      28752.77                    27961.22
  1997/02/28      29274.31                    28353.46
  1997/03/31      28364.86                    28038.55
  1997/04/30      28807.30                    28357.67
  1997/05/31      30011.70                    28921.90
  1997/06/30      30552.45                    29369.60
  1997/07/31      31658.53                    30074.41
  1997/08/31      31928.91                    30006.75
  1997/09/30      33059.57                    30519.07
  1997/10/31      32764.61                    30721.61
  1997/11/30      33010.41                    30996.75
  1997/12/31      33379.10                    31306.66
IMATRL PRASUN   SHR__CHT 19971231 19980126 092649 R00000000000123
Let's say hypothetically that $10,000 was invested in VIP: High Income Portfolio on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $33,379 - a 233.79% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $31,307 - a 213.07% increase. INVESTMENT SUMMARY
TOP FIVE HOLDINGS AS OF DECEMBER 31, 1997
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S
                                          INVESTMENTS

TIME WARNER, INC.                         2.5

NEXTLINK COMMUNICATIONS, INC.             2.2

ORION NETWORK SYSTEMS, INC.               2.0

INTERMEDIA COMMUNICATIONS, INC.           1.9

CABLEVISION SYSTEMS CORP.                 1.9

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                                   % OF FUND'S
                                   INVESTMENTS

MEDIA & LEISURE                    27.6

UTILITIES                          17.1

BASIC INDUSTRIES                   9.8

RETAIL & WHOLESALE                 4.7

INDUSTRIAL MACHINERY & EQUIPMENT   4.7

QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1997
             % OF FUND'S
             INVESTMENTS

AAA, AA, A   0.0

BAA          0.0

BA           5.5

B            51.3

CAA, CA. C   8.5

NOT RATED    4.3

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31, 1997, ACCOUNT FOR 4.3% OF THE FUND'S INVESTMENTS.
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                      PAST 1   PAST 5   PAST 10
DECEMBER 31, 1997                  YEAR     YEARS    YEARS

VIP: HIGH INCOME - SERVICE CLASS   17.58%   13.90%   12.80%

ML HIGH YIELD MASTER               12.82%   11.72%   12.09%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example,
generally move in the opposite direction of interest
rates. In turn, the share price, return and yield of a
fund that invests in bonds will vary. That means if
you sell your shares during a market downturn, you
might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971231 19980126 092646 S00000000000001
             VIP High Income             ML High Yield Master
             00152                       ML002
  1987/12/31      10000.00                    10000.00
  1988/01/31      10328.76                    10273.65
  1988/02/29      10638.01                    10552.42
  1988/03/31      10561.58                    10534.96
  1988/04/30      10643.90                    10565.39
  1988/05/31      10628.07                    10620.54
  1988/06/30      10850.82                    10823.60
  1988/07/31      10963.78                    10937.97
  1988/08/31      10911.41                    10973.91
  1988/09/30      10998.88                    11084.53
  1988/10/31      11118.61                    11257.23
  1988/11/30      11076.16                    11299.39
  1988/12/31      11164.18                    11347.21
  1989/01/31      11432.46                    11517.38
  1989/02/28      11488.69                    11594.77
  1989/03/31      11341.07                    11584.46
  1989/04/30      11215.47                    11618.65
  1989/05/31      11422.69                    11832.54
  1989/06/30      11749.86                    12000.18
  1989/07/31      11672.50                    12057.01
  1989/08/31      11604.80                    12116.57
  1989/09/30      11198.75                    12001.22
  1989/10/31      10718.65                    11811.39
  1989/11/30      10727.68                    11837.86
  1989/12/31      10698.27                    11827.16
  1990/01/31      10461.79                    11596.01
  1990/02/28      10300.70                    11427.13
  1990/03/31      10192.02                    11581.60
  1990/04/30      10222.21                    11640.45
  1990/05/31      10432.25                    11850.71
  1990/06/30      10596.58                    12080.30
  1990/07/31      10760.25                    12335.59
  1990/08/31      10580.25                    11863.36
  1990/09/30      10329.38                    11347.40
  1990/10/31      10078.73                    11058.64
  1990/11/30      10315.13                    11152.32
  1990/12/31      10459.37                    11313.02
  1991/01/31      10681.28                    11472.94
  1991/02/28      11273.04                    12324.50
  1991/03/31      11672.48                    12854.40
  1991/04/30      12086.71                    13312.16
  1991/05/31      12264.24                    13377.17
  1991/06/30      12530.53                    13646.27
  1991/07/31      13003.94                    13973.25
  1991/08/31      13181.47                    14266.94
  1991/09/30      13477.35                    14448.65
  1991/10/31      13935.96                    14878.00
  1991/11/30      14054.31                    15049.86
  1991/12/31      14128.28                    15224.70
  1992/01/31      14882.78                    15757.00
  1992/02/29      15423.14                    16148.33
  1992/03/31      15921.70                    16373.64
  1992/04/30      16034.28                    16492.82
  1992/05/31      16227.27                    16755.89
  1992/06/30      16404.18                    16964.08
  1992/07/31      16725.83                    17307.79
  1992/08/31      17079.64                    17536.93
  1992/09/30      17256.55                    17736.75
  1992/10/31      16999.23                    17512.73
  1992/11/30      17208.30                    17760.75
  1992/12/31      17401.29                    17989.44
  1993/01/31      17867.69                    18432.41
  1993/02/28      18172.47                    18781.31
  1993/03/31      18591.84                    19106.92
  1993/04/30      18714.15                    19244.07
  1993/05/31      18993.73                    19503.12
  1993/06/30      19482.99                    19869.54
  1993/07/31      19675.20                    20083.11
  1993/08/31      19884.88                    20274.55
  1993/09/30      19954.77                    20374.59
  1993/10/31      20426.56                    20758.40
  1993/11/30      20618.77                    20871.93
  1993/12/31      20950.76                    21080.63
  1994/01/31      21649.71                    21542.61
  1994/02/28      21623.75                    21387.69
  1994/03/31      20895.29                    20690.73
  1994/04/30      20684.42                    20448.94
  1994/05/31      20722.76                    20376.08
  1994/06/30      20646.08                    20451.08
  1994/07/31      20722.76                    20594.84
  1994/08/31      20722.76                    20737.90
  1994/09/30      20876.12                    20730.05
  1994/10/31      20684.42                    20782.72
  1994/11/30      20511.89                    20605.94
  1994/12/31      20607.74                    20835.14
  1995/01/31      20837.78                    21129.55
  1995/02/28      21552.97                    21788.82
  1995/03/31      21821.35                    22092.05
  1995/04/30      22461.33                    22609.30
  1995/05/31      23039.38                    23315.67
  1995/06/30      23101.31                    23493.75
  1995/07/31      23658.72                    23762.33
  1995/08/31      23844.52                    23906.55
  1995/09/30      24236.77                    24180.07
  1995/10/31      24463.86                    24351.47
  1995/11/30      24587.73                    24589.17
  1995/12/31      24876.75                    24983.88
  1996/01/31      25454.80                    25378.45
  1996/02/29      25875.23                    25416.66
  1996/03/31      25807.26                    25347.64
  1996/04/30      26192.44                    25359.12
  1996/05/31      26554.97                    25542.00
  1996/06/30      26690.91                    25695.43
  1996/07/31      26600.28                    25869.89
  1996/08/31      26985.46                    26137.04
  1996/09/30      27778.49                    26697.83
  1996/10/31      27687.86                    26990.42
  1996/11/30      27982.41                    27536.09
  1996/12/31      28367.59                    27747.97
  1997/01/31      28752.77                    27961.22
  1997/02/28      29274.31                    28353.46
  1997/03/31      28364.86                    28038.55
  1997/04/30      28807.30                    28357.67
  1997/05/31      30011.70                    28921.90
  1997/06/30      30552.45                    29369.60
  1997/07/31      31658.53                    30074.41
  1997/08/31      31928.91                    30006.75
  1997/09/30      33059.57                    30519.07
  1997/10/31      32764.61                    30721.61
  1997/11/30      33010.41                    30996.75
  1997/12/31      33379.10                    31306.66
IMATRL PRASUN   SHR__CHT 19971231 19980126 092649 R00000000000123
Let's say hypothetically that $10,000 was invested in VIP: High Income Portfolio on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $33,355 - a 233.55% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $31,307 - a 213.07% increase. INVESTMENT SUMMARY
TOP FIVE HOLDINGS AS OF DECEMBER 31, 1997
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S
                                          INVESTMENTS

TIME WARNER, INC.                         2.5

NEXTLINK COMMUNICATIONS, INC.             2.2

ORION NETWORK SYSTEMS, INC.               2.0

INTERMEDIA COMMUNICATIONS, INC.           1.9

CABLEVISION SYSTEMS CORP.                 1.9

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                                   % OF FUND'S
                                   INVESTMENTS

MEDIA & LEISURE                    27.6

UTILITIES                          17.1

BASIC INDUSTRIES                   9.8

RETAIL & WHOLESALE                 4.7

INDUSTRIAL MACHINERY & EQUIPMENT   4.7

QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1997
             % OF FUND'S
             INVESTMENTS

AAA, AA, A   0.0

BAA          0.0

BA           5.5

B            51.3

CAA, CA. C   8.5

NOT RATED    4.3

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31, 1997, ACCOUNT FOR 4.3% OF THE FUND'S INVESTMENTS.
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Barry Coffman,
Portfolio Manager of
High Income Portfolio
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, BARRY?
A. Quite well. The fund significantly outperformed its benchmark, the Merrill Lynch High Yield Master Index, which had a total return of 12.82% for the year that ended December 31, 1997.
Q. WHAT HELPED THE FUND OUTPACE THE INDEX DURING THE YEAR?
A. One of the biggest contributors to the fund's outperformance was its large weighting - relative to the Merrill Lynch High Yield Master Index - in telecommunications companies. A wave of merger activity - capped by WorldCom's winning bid for MCI Communications - pushed many telecom companies to the top of the high-yield leader board. The emerging competitive local exchange networks (Clecs) that provide telephone and data transmission services to small- and mid-sized business continued to make strides by building out networks and quickening their pace of customer growth. In addition, the expectation of continued industry consolidation benefited the fund's holdings including Intermedia Communications and NEXTLINK. Also within the telecommunications sector we saw strong gains from the fund's satellite companies including PanAmSat and Orion Network. After the acquisition of PanAmSat by GM Hughes, PanAmSat's bonds were redeemed at a significant profit to the fund at year end. When Orion was acquired by Loral, its bonds were upgraded and, as a result, posted strong gains.
Q. APART FROM TELECOMMUNICATIONS HOLDINGS, WHAT WERE SOME OF THE OTHER BRIGHT SPOTS FOR THE FUND?
A. The fund's cable and broadcasting holdings also performed quite well during the year. After falling out of favor earlier in the year, cable companies staged an impressive comeback partly due to Microsoft's investment in Comcast, which excited investors about the industry. The cable companies are aggressively upgrading their networks to enhance the services they provide - including pay-per-view and cable modems. In addition, they are aggressively swapping systems with other operators to create larger, more efficient clusters. The fund's holdings in Cablevision Systems benefited from these trends, as well as an investment in the company from cable giant TCI . Among broadcasters, I focused on radio companies where a wave of merger activity boosted prices, including holdings in American Radio Systems and Chancellor Broadcasting. Other bright spots included common stocks issued by high-yield companies - those with below-investment-grade credit ratings - including Allied Waste and Viacom. Allied Waste successfully integrated a major acquisition and sold off assets. Viacom also sold some assets, including its radio and cable holdings, and made progress with its Blockbuster division.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. The fund's holdings in paper companies - particularly investments in Indonesian paper company Asia Pulp & Paper (APP) and its three subsidiaries Indah Kiat, Pindo Deli and Tjiwi Kimia - were disappointing. Not only were paper prices unable to sustain some mid-year gains, but APP's securities also were hurt in the fourth quarter of 1997, when Indonesia suffered from a host of related currency, economic, fiscal and political problems. I've held onto those investments in part because the company continues to be one of the lowest-cost producers of paper products, which are U.S. dollar-denominated, easily exported commodities. The company also has ample liquidity to execute its expansion plans and is experiencing improving profit margins due to Indonesia's currency crisis.
Q. WHAT'S YOUR OUTLOOK?
A. I'm a little cautious because I'm concerned that a large portion of the world's economy represented by Southeast Asia could sink into a depression. Not that the region provides huge demand for U.S. goods, but the threat is that cheaper Asian-based goods will undercut domestic products, and ultimately, corporate earnings. That said, it's important to remember that the high-yield market is comprised mainly of companies that do business domestically and the fallout from Asia will be indirect. The U.S. economy remains in relatively decent shape, and I think it will continue to grow, albeit at a slower pace. If inflation remains in check - which appears more likely now given Asia's problems - that would likely be a positive for the high-yield market. Of course, the effects of these countervailing forces remain to be seen. However, given the high yields that securities in this market can offer - which often serve as a "cushion" in difficult market environments - I think they stand a decent chance of outpacing U.S. stocks.



FUND FACTS
GOAL: income and share price stability by
investing in high-quality, short-term investments
START DATE: April 1, 1982
SIZE: as of December 31, 1997, more than $1.0
billion
MANAGER: Robert Duby, since April 1997; joined
Fidelity in 1982
3
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 69.6%
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
  CONVERTIBLE BONDS - 0.0%
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc.
 0%, 12/15/05 (c)(e) - $ 630,000 $ 604,800
NONCONVERTIBLE BONDS - 69.6%
AEROSPACE & DEFENSE - 1.3%
AEROSPACE & DEFENSE - 0.5%
Alliant Techsystems, Inc.
 11 3/4%, 3/1/03 B2  1,050,000  1,153,688
Argo-Tech Corp.
 8 5/8%, 10/1/07 (e) B3  5,900,000  5,900,000
Fairchild Corp.
 12%, 10/15/01 Caa  1,945,000  1,954,725
RHI Holdings, Inc.
 11 7/8%, 3/1/99 B2  2,357,000  2,357,000
  11,365,413
DEFENSE ELECTRONICS - 0.5%
Tracor, Inc. 8 1/2%, 3/1/07  B1  12,150,000  12,332,250
SHIP BUILDING & REPAIR - 0.3%
Newport News Shipbuilding, Inc.:
 8 5/8%, 12/1/06 Ba2  670,000  710,200
 9 1/4%, 12/1/06 B1  4,650,000  4,917,375
  5,627,575
TOTAL AEROSPACE & DEFENSE   29,325,238
BASIC INDUSTRIES - 9.6%
CHEMICALS & PLASTICS - 2.6%
Atlantis Group, Inc.
 11%, 2/15/03 B2  8,205,000  8,420,381
Freedom Chemical Co.
 10 5/8%, 10/15/06 B3  7,470,000  8,235,675
Huntsman Corp.
 9 1/2%, 7/1/07 (e) B2  19,400,000  20,370,000
Koppers Industries, Inc.
 9 7/8%, 12/1/07 (e) B2  4,985,000  5,128,319
Sovereign Specialty Chemicals,
 Inc. 9 1/2%, 8/1/07 (e) B3  1,070,000  1,099,425
Sterling Chemicals Holdings,
 Inc. 11 3/4%, 8/15/06 B3  15,160,000  15,463,200
  58,717,000
IRON & STEEL - 1.1%
GS Technologies Operating, Inc.
 12 1/4%, 10/1/05 B2  3,410,000  3,810,675
Republic Engineered Steels, Inc.
 9 7/8%, 12/15/01 Caa  17,315,000  16,622,400
WCI Steel, Inc. 10%, 12/1/04 B2  5,830,000  5,932,025
  26,365,100
METALS & MINING - 0.5%
Commonwealth Aluminum Corp.
 10 3/4%, 10/1/06 B2  9,815,000  10,379,363
PACKAGING & CONTAINERS - 0.1%
Huntsman Packaging Corp.
 9 1/8%, 10/1/07 (e) B2  2,660,000  2,739,800
PAPER & FOREST PRODUCTS - 5.3%
APP Finance II Mauritius Ltd.
 12%, 3/15/04 B3  11,785,000  10,135,100

 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
Advanced Argo Public
 Company Ltd.
 13%, 11/15/07 (e) B2 $ 11,250,000 $ 9,900,000
Ainsworth Lumber Co. Ltd.
 12 1/2%, 7/15/07
 pay-in-kind B3  4,930,000  4,954,650
American Pad & Paper Co.,
 Inc. 13%, 11/15/05 B3  2,290,000  2,404,500
Container Corp. of America:
 10 3/4%, 5/1/02 B1  50,000  54,375
 gtd.:
  9 3/4%, 4/1/03 B1  490,000  523,075
  11 1/4%, 5/1/04 B1  150,000  163,875
Doman Industries Ltd.:
 yankee 8 3/4%, 3/15/04 B1  20,180,000  19,473,700
 9 1/4%, 11/15/07 (e) B1  5,000,000  4,875,000
Florida Coast Paper Co.
 LLC/Florida Coast Paper
 Finance Corp., Series B,
 12 3/4%, 6/1/03 Caa  1,740,000  1,844,400
Indah Kiat Finance Mauritius
 Ltd. 10%, 7/1/07 (e) Ba3  8,250,000  6,826,875
Mail-Well Corp.
 10 1/2%, 2/15/04 B  1,640,000  1,722,000
Omega Cabinets Ltd.
 10 1/2%, 6/15/07 (e) B3  6,190,000  6,422,125
Paperboard Industries
 International, Inc.
 8 3/8%, 9/15/07 (e) Ba3  1,490,000  1,512,350
Pindo Deli Finance Mauritius
 Ltd. 10 1/4%, 10/1/02 (e) Ba3  3,740,000  3,188,350
Repap New Brusnwick, Inc.
 yankee 9 7/8%, 7/15/00 B2  4,730,000  4,824,600
SD Warren Co., Series B,
 12%, 12/15/04 B1  7,330,000  8,191,275
Specialty Paperboard, Inc.
 9 3/8%, 10/15/06 B1  5,000,000  5,225,000
Stone Container Corp.:
 12 5/8%, 7/15/98 B2  10,000,000  10,262,500
 10 3/4%, 10/1/02 B1  8,140,000  8,506,300
Tjiwi Kimia Mauritius Ltd.
 10%, 8/1/04 (e) Ba3  7,860,000  6,366,600
Tembec Finance Corp. yankee
 9 7/8%, 9/30/05 B1  4,865,000  4,998,788
  122,375,438
TOTAL BASIC INDUSTRIES   220,576,701
CONSTRUCTION & REAL ESTATE - 0.8%
BUILDING MATERIALS - 0.8%
American Architectural
 Products, Inc.
 11 3/4%, 12/1/07 (e) Caa  6,550,000  6,615,500
Airxcel, Inc. 11%,
 11/15/07 (e) B3  7,350,000  7,570,500
Insiloc Corp.
 10 1/4%, 8/15/07 B3  4,660,000  4,893,000
  19,079,000
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - 3.0%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Blue Bird Body Co.
 10 3/4%, 11/15/06 B2 $ 3,180,000 $ 3,418,500
HOME FURNISHINGS - 1.3%
Guitar Center Management Co.,
 Inc. 11%, 7/1/06 B1  6,587,000  7,311,570
Interlake Corp.
 12 1/8%, 3/1/02 B3  12,265,000  12,632,950
Knoll, Inc.
 10 7/8%, 3/15/06 B1  3,426,000  3,837,120
Sealy Mattress Co. (e):
 9 7/8%, 12/15/07 B3  3,530,000  3,618,250
 0%, 12/15/07 (c) B3  4,855,000  2,937,275
  30,337,165
TEXTILES & APPAREL - 1.5%
Nine West Group, Inc.
 8 3/8%, 8/15/05 (e) Ba2  3,300,000  3,143,250
Pillowtex Corp.
 9%, 12/15/07 (e) B2  1,980,000  2,029,500
Polymer Group, Inc.
 9%, 7/1/07 B2  9,060,000  9,060,000
Synthetic Industries, Inc.
 9 1/4%, 2/15/07 B2  11,770,000  12,417,350
Worldtex, Inc.
 9 5/8%, 12/15/07 (e) B1  7,105,000  7,282,625
  33,932,725
TOTAL DURABLES   67,688,390
ENERGY - 3.6%
COAL - 0.4%
AEI Holding, Inc.
 10%, 11/15/07 (e) B2  9,380,000  9,661,400
ENERGY SERVICES - 0.3%
DI Industries, Inc.
 8 7/8%, 7/1/07 B1  3,905,000  4,051,438
Newpark Resources, Inc.
 8 5/8%, 12/15/07 (e) B2  2,310,000  2,344,650
  6,396,088
OIL & GAS - 2.9%
Belden & Blake Corp.
 9 7/8%, 6/15/07 B3  4,945,000  4,994,450
Chesapeake Energy Corp.:
 7 7/8%, 3/15/04 Ba3  880,000  871,200
 9 1/8%, 4/15/06 Ba3  2,580,000  2,650,950
 8 1/2%, 3/15/12 Ba3  610,000  606,950
Cross Timbers Oil Co.:
 9 1/4%, 4/1/07 B2  8,000,000  8,320,000
 8 3/4%, 11/1/09 B2  5,060,000  5,161,200
Flores & Rucks, Inc.
 9 3/4%, 10/1/06 B3  10,960,000  12,028,600
Harcor Energy, Inc.
 14 7/8%, 7/15/02 B3  13,060,000  14,104,800

 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
Ocean Energy, Inc.
 8 7/8%, 7/15/07 B3 $ 11,390,000 $ 12,101,875
Plains Resources, Inc., Series B,
 10 1/4%, 3/15/06 B2  4,430,000  4,762,250
Southwest Royalties, Inc.
 10 1/2%, 10/15/04 (e) B3  1,630,000  1,613,700
United Meridian Corp.
 10 3/8%, 10/15/05 B2  190,000  208,050
  67,424,025
TOTAL ENERGY   83,481,513
FINANCE - 3.5%
ASSET-BACKED SECURITIES - 0.3%
Airplanes Pass Through Trust
 Class D 10 7/8%, 3/15/19  Ba2  6,710,000  7,498,425
CREDIT & OTHER FINANCE - 2.0%
Cityscape Financial Corp.
 12 3/4%, 6/1/04 Caa  6,560,000  2,886,400
Delta Financial Corp.
 9 1/2%, 8/1/04 B1  8,260,000  8,198,050
Imperial Credit Capital Trust I
 10 1/4%, 6/14/02 (e) B2  4,870,000  4,870,000
Imperial Credit Industries, Inc.
 9 7/8%, 1/15/07 B2  17,470,000  17,295,300
Ocwen Capital Trust
 10 7/8%, 8/1/27 B2  6,190,000  6,747,100
Olympic Financial Ltd.
 11 1/2%, 3/15/07 B2  5,200,000  5,096,000
  45,092,850
SAVINGS & LOANS - 1.2%
First Nationwide Holdings, Inc.
 10 5/8%, 10/1/03 Ba3  7,240,000  8,090,700
First Nationwide Parent
 Holdings Ltd.
 12 1/2%, 4/15/03 B3  16,030,000  18,234,125
  26,324,825
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible
 14%, 6/1/02 (e) -  235,942  235,352
TOTAL FINANCE   79,151,452
HEALTH - 2.4%
MEDICAL EQUIPMENT & SUPPLIES - 1.0%
Graham-Field Health Products,
 Inc. 9 3/4%, 8/15/07 (e) B3  4,830,000  5,071,500
Wright Medical Technology, Inc.
 11 3/4%, 7/1/00 (d) Caa  18,650,000  18,836,500
  23,908,000
MEDICAL FACILITIES MANAGEMENT - 1.4%
Integrated Health Services, Inc.:
 10 1/4%, 4/30/06 B2  4,890,000  5,183,400
 9 1/2%, 9/15/07 (e) B2  6,980,000  7,189,400
 9 1/4%, 1/15/08 (e) B2  7,860,000  8,017,200
Tenet Healthcare Corp.
 8 5/8%, 1/15/07 Ba3  10,500,000  10,815,000
  31,205,000
TOTAL HEALTH   55,113,000
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 4.4%
ELECTRICAL EQUIPMENT - 2.1%
Echostar Communications Corp.
 secured discount
 0%, 6/1/04 (c) B2 $ 19,010,000 $ 17,394,150
Motors & Gears, Inc.:
 10 3/4%, 11/15/06 B3  19,550,000  20,723,000
 10 3/4%, 11/15/06 (e) B3  8,180,000  8,691,250
  46,808,400
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
Calmar, Inc.
 11 1/2%, 8/15/05 B3  1,570,000  1,656,350
Continental Global Group, Inc.
 11%, 4/1/07 B2  4,000,000  4,260,000
Goss Graphic System, Inc.
 12%, 10/15/06 B2  9,630,000  10,881,900
McDermott International, Inc.
 9 3/8%, 3/15/02 Ba3  11,680,000  12,585,200
Thermadyne Holdings Corp.:
 10 1/4%, 5/1/02 B1  1,484,000  1,543,360
 10 3/4%, 11/1/03  B3  5,226,000  5,585,288
  36,512,098
POLLUTION CONTROL - 0.7%
Allied Waste North America
 10 1/4%, 12/1/06 B2  5,830,000  6,398,425
Envirosource, Inc.:
 9 3/4%, 6/15/03 B3  5,750,000  5,836,250
 9 3/8%, 6/15/03 (e) B3  4,600,000  4,651,750
  16,886,425
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   100,206,923
MEDIA & LEISURE - 16.9%
BROADCASTING - 8.7%
ACME Television/ACME Financial
 Corp. 0%, 9/30/04 (c)(e) B3  12,910,000  9,504,988
Adelphia Communications Corp.:
  9 1/2%, 2/15/04 B3  6,516,518  6,392,313
  9 7/8%, 3/1/07 B3  5,380,000  5,689,350
Ascent Entertainment Group,
 Inc. 0%, 12/15/04 (c)(e) B3  12,100,000  6,987,750
Benedek Communications Corp.
 0%, 5/15/06 (c) B3  280,000  212,800
Capstar Broadcasting Partners, Inc.:
  9 1/4%, 7/1/07 B2  9,710,000  9,989,163
  0%, 2/1/09 (c) B3  14,970,000  10,815,825
Chancellor Radio Broadcasting
 Company 8 1/8%,
 12/15/07 (e) -  12,000,000  11,760,000
Chancellor Media Corp.
 8 3/4%, 6/15/07  B3  5,320,000  5,413,100
CS Wireless Systems, Inc.
 0%, 3/1/06 (c) Caa  12,770,000  3,575,600
Falcon Holdings Group LP
 11%, 9/15/03 pay-in-kind -  14,692,965  15,187,236

 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
FrontierVision Holdings LP/
 FrontierVision Holdings
 Capital Corp. 0%,
 9/15/07 (c) Caa $ 2,255,000 $ 1,617,963
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3  1,560,000  1,634,100
 9 3/8%, 12/1/05 B3  3,750,000  3,796,875
Intermedia Capital Partners IV
 LP/Intermedia Partners IV
 Capital Corp.
 11 1/4%, 8/1/06 B2  590,000  655,638
International Cabletel, Inc.
 0%, 2/1/06 (c) B3  20,205,000  15,759,900
Olympus Communications LP/
 Olympus Capital Corp.
 10 5/8%, 11/15/06 B1  9,320,000  10,321,900
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07 B2  5,585,000  6,311,050
 0%, 1/15/07 (c) B2  45,930,000  34,103,025
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  9,275,000  10,202,500
Telewest PLC 0%, 10/1/07 (c) B1  6,290,000  4,874,750
UIH Australia/Pacific, Inc. (c):
 Series B, 0%, 5/15/06 B2  27,675,000  18,265,500
 0%, 5/15/06 (e) B2  1,090,000  719,400
United International Holdings,
 Inc. 0%, 11/15/99 B3  4,960,000  4,067,200
Viacom International, Inc.,
 Series B, 7%, 7/1/03 B1  1,560,000  1,489,800
  199,347,726
ENTERTAINMENT - 2.6%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 B2  10,940,000  11,350,250
Ameristar Casinos, Inc.
 10 1/2%, 8/1/04 B3  8,200,000  8,282,000
AMF Group, Inc., Series B:
 10 7/8%, 3/15/06 B2  1,100,000  1,204,500
 0%, 3/15/06 (c) B2  5,736,000  4,509,930
Cinemark USA, Inc.
 9 5/8%, 8/1/08 B2  5,240,000  5,423,400
Regal Cinemas, Inc.
 8 1/2%, 10/1/07 B1  1,620,000  1,632,150
Town Sports International, Inc.
 9 3/4%, 10/15/04 (e) B2  3,400,000  3,332,000
Viacom, Inc. 8%, 7/7/06 B1  24,430,000  24,521,613
  60,255,843
LEISURE DURABLES & TOYS - 0.1%
ICON Fitness Corp.
 0%, 11/15/06 (c) Caa  5,650,000  3,192,250
LODGING & GAMING - 2.4%
HMH Properties, Inc.:
 9 1/2%, 5/15/05 Ba3  14,610,000  15,541,388
 8 7/8%, 7/15/07 Ba3  12,500,000  13,093,750
KSL Recreation Group, Inc.
 10 1/4%, 5/1/07 B3  7,760,000  8,303,200
Station Casinos, Inc.
 9 3/4%, 4/15/07 B2  3,720,000  3,850,200
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Sun International Hotels Ltd./
 Sun International North
 America, Inc. yankee
 9%, 3/15/07 Ba3 $ 13,040,000 $ 13,431,200
  54,219,738
PUBLISHING - 2.0%
Big Flower Press Holdings, Inc.:
 8 7/8%, 7/1/07 B2  19,000,000  19,118,750
 8 7/8%, 7/1/07 (e) B2  3,550,000  3,567,750
Hollinger International
 Publishing, Inc.
 9 1/4%, 3/15/07 B1  5,600,000  5,880,000
ITT Publimedia BV
 9 3/8%, 9/15/07 (e) B3  13,600,000  14,280,000
Perry Judds, Inc.
 10 5/8%, 12/15/07 (e) B3  1,710,000  1,769,850
Transwestern Holding LP/TWP
 Capital Corp. 0%,
 11/15/08 (c)(e) B3  2,300,000  1,380,000
  45,996,350
RESTAURANTS - 1.1%
AFC Enterprises, Inc.
 10 1/4%, 5/15/07 B3  6,840,000  7,199,100
Host Marriott Travel Plazas,
 Inc. 9 1/2%, 5/15/05 Ba3  8,790,000  9,339,375
SC International Services,
 Inc. 9 1/4%, 9/1/07 (e) B2  7,200,000  7,416,000
  23,954,475
TOTAL MEDIA & LEISURE   386,966,382
NONDURABLES - 1.7%
FOODS - 0.1%
Del Monte Foods Co.
 0%, 12/15/07 (c)(e) Caa  5,840,000  3,343,400
HOUSEHOLD PRODUCTS - 1.4%
RBX Corp. 12%, 1/15/03 (e) B2  4,150,000  4,253,750
Renaissance Cosmetic, Inc.
 11 3/4%, 2/15/04 B3  10,000,000  9,000,000
Revlon Consumer Products
 Corp. 10 1/2%, 2/15/03 B3  17,180,000  18,081,950
  31,335,700
TOBACCO - 0.2%
North Atlantic Trading, Inc.
 11%, 6/15/04 B3  3,640,000  3,794,700
TOTAL NONDURABLES   38,473,800
PRECIOUS METALS - 0.4%
Centaur Mining & Exploration
 Ltd. 11%, 12/1/07 (e) B1  9,830,000  9,879,150
RETAIL & WHOLESALE - 4.5%
APPAREL STORES - 1.5%
Lamonts Apparel, Inc.
 10 1/4%, 11/1/99
 pay-in-kind (e)(g) -  2,201,000  82,538

 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
Mothers Work, Inc.
 12 5/8%, 8/1/05 B3 $ 15,140,000 $ 16,124,100
Specialty Retailers, Inc.:
 8 1/2%, 7/15/05 Ba3  4,480,000  4,569,600
 9%, 7/15/07 B2  13,520,000  13,790,400
  34,566,638
GROCERY STORES - 1.9%
Di Giorgio Corp.
 10%, 6/15/07 B3  6,760,000  6,641,700
Food 4 Less Holdings, Inc.
 13 5/8%, 6/15/07 -  1,950,941  2,300,042
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02 Caa  11,740,000  9,597,450
 9 5/8%, 5/1/03 Caa  10,950,000  10,087,688
Penn Traffic Co.:
 10 1/4%, 2/15/02 B3  4,060,000  3,694,600
 8 5/8%, 12/15/03 B3  3,780,000  3,213,000
Pueblo Xtra International, Inc.
 9 1/2%, 8/1/03 B3  7,970,000  7,533,700
  43,068,180
RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%
Big 5 Corp.
 10 7/8%, 11/15/07 (e) B2  8,855,000  8,810,725
Central Tractor Farm & Country,
 Inc. 10 5/8%, 4/1/07 B2  3,440,000  3,629,200
Corporate Express, Inc.,
 Series B, 9 1/8%, 3/15/04 B2  1,070,000  1,091,400
J Crew Operating Corp.
 10 3/8%, 10/15/07 (e) B3  10,760,000  9,361,200
J Crew Group, Inc.
 0%, 10/15/08 (c)(e) Caa  7,787,000  3,387,345
  26,279,870
TOTAL RETAIL & WHOLESALE   103,914,688
SERVICES - 2.9%
LEASING & RENTAL - 1.0%
GPA Holland 8.94%, 2/16/99 -  500,000  510,000
Hollywood Entertainment Corp.
 10 5/8%, 8/15/04 B3  21,710,000  21,167,250
  21,677,250
PRINTING - 0.9%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  21,300,000  21,513,000
SERVICES - 1.0%
Iron Mountain, Inc.
 8 3/4%, 9/30/09 (e) B3  4,115,000  4,197,300
Outsourcing Solutions, Inc.
 11%, 11/1/06 B3  2,760,000  3,042,900
Protection One Alarm
 Monitoring, Inc.
 13 5/8%, 6/30/05 Caa  13,300,000  14,364,000
  21,604,200
TOTAL SERVICES   64,794,450
TECHNOLOGY - 2.7%
COMMUNICATIONS EQUIPMENT - 0.9%
Intermedia Communications, Inc.
 0%, 7/15/07 (c) B2  7,760,000  5,529,000
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
Jordan Telecommunication
 Products, Inc.:
  9 7/8%, 8/1/07 B3 $ 4,720,000 $ 4,796,700
  0%, 8/1/07 (c) B3  11,400,000  9,234,000
  19,559,700
COMPUTER SERVICES & SOFTWARE - 0.7%
Concentric Network Corp.
 12 3/4%, 12/15/07 (e)  -  3,270,000  3,359,925
DecisionOne Corp.
 9 3/4%, 8/1/07 B3  2,220,000  2,275,500
DecisionOne Holdings Corp.
 0%, 8/1/08 (c) Caa  3,730,000  2,387,200
Federal Data Corp.
 10 1/8%, 8/1/05 (e) B3  7,030,000  7,100,300
  15,122,925
COMPUTERS & OFFICE EQUIPMENT - 0.4%
Dictaphone Corp.
 11 3/4%, 8/1/05 Caa  6,200,000  5,952,000
Unisys Corp.
 10 5/8%, 10/1/99 B1  4,080,000  4,187,100
  10,139,100
ELECTRONIC INSTRUMENTS - 0.3%
Wavetek Corp.
 10 1/8%, 6/15/07 B3  6,020,000  6,200,600
ELECTRONICS - 0.4%
Communications Instruments,
 Inc. 10%, 9/15/04 (e) B3  2,450,000  2,499,000
ViaSystems, Inc.
 9 3/4%, 6/1/07 B3  7,120,000  7,351,400
  9,850,400
TOTAL TECHNOLOGY   60,872,725
TRANSPORTATION - 1.5%
AIR TRANSPORTATION - 0.8%
Amtran, Inc.
 10 1/2%, 8/1/04 (e) B2  5,000,000  5,193,750
Kitty Hawk, Inc.
 9.95%, 11/15/04 (e) B1  8,010,000  8,250,300
US Air, Inc. euro pass through
 trust 8 5/8%, 9/1/98 B1  5,000,000  5,031,250
  18,475,300
RAILROADS - 0.7%
Transtar Holdings LP/Transtar
 Capital Corp. 0%,
 12/15/03 (c) B-  17,941,000  15,608,670
TOTAL TRANSPORTATION   34,083,970
UTILITIES - 10.4%
CELLULAR - 5.7%
CellNet Data Systems, Inc.
 0%, 10/1/07 (c)(e) -  18,000,000  8,010,000
Fonorola, Inc.
 12 1/2%, 8/15/02 B2  1,020,000  1,134,750
McCaw International Ltd.
 0%, 4/15/07 (c) CCC  36,915,000  21,410,700

 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
Microcell Telecommunications,
 Inc. 0%, 6/1/06 (c) B3 $ 8,050,000 $ 5,433,750
Millicom International Cellular
 SA 0%, 6/1/06 (c) B3  54,640,000  39,887,200
Pagemart Nationwide, Inc.:
 12 1/4%, 11/1/03 -  14,275,000  13,347,125
 0  %, 2/1/05 (c) -  7,070,000  6,044,850
Rogers Communications, Inc.
 8 7/8%, 7/15/07 B2  5,520,000  5,520,000
Teletrac, Inc. 14%, 8/1/07 Caa  9,820,000  9,329,000
Telesystem International Wireless,
 Inc. (c)(e):
  0%, 6/30/07  Caa  13,870,000  8,668,750
  0%, 11/1/07  Caa  6,460,000  3,585,300
USA Mobile Communications,
 Inc. II:
  9 1/2%, 2/1/04 B2  3,970,000  3,831,050
  14%, 11/1/04 B2  3,350,000  3,701,750
  129,904,225
ELECTRIC UTILITY - 0.2%
AES Corp. 8 3/8%, 8/15/07 Ba1  4,375,000  4,364,063
TELEPHONE SERVICES - 4.5%
American Communications
 Services, Inc. 0%, 4/1/06 (c) -  1,580,000  1,212,650
GST Equipment Funding, Inc.
 13 1/4%, 5/1/07 -  4,960,000  5,654,400
GST Telecommunications, Inc.
 12 3/4%, 11/15/07 -  11,240,000  11,745,800
GST USA, Inc.
 0%, 12/15/05 (c) -  8,080,000  6,181,200
Hyperion Telecommunications,
 Inc., Series B:
  0%, 4/15/03 (c) B  14,340,000  10,396,500
  12 1/4%, 9/1/04 B  7,455,000  8,181,863
McLeodUSA, Inc.
 0%, 3/1/07 (c) B3  14,940,000  10,775,475
Netia Holdings BV
 10 1/4%, 11/1/07 (e) B3  4,330,000  4,156,800
NEXTLINK Communications, Inc.
 9 5/8%, 10/1/07 B3  7,610,000  7,838,300
Optel Communications Corp.
 15%, 12/29/04 (f) -  12,000,000  11,240,624
Telegroup, Inc. 0%,
 11/1/04 (c)(e) -  1,940,000  1,508,350
Winstar Communications, Inc.:
 0%, 10/15/05 (c) Caa  9,080,000  7,127,800
 14 1/2%, 10/15/05 Caa  13,220,000  17,450,400
Winstar Equipment
 12 1/2%, 3/15/04 B3  160,000  179,600
  103,649,762
TOTAL UTILITIES   237,918,050
TOTAL NONCONVERTIBLE BONDS   1,591,525,432
TOTAL CORPORATE BONDS
 (Cost $1,562,354,035)   1,592,130,232
COMMERCIAL MORTGAGE SECURITIES - 0.0%
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
Meritor Mortgage Security Corp.
 commercial Series 1987-1
 Class B, 9.40%, 2/1/00
 (Cost $130,910) (e)(g) - $ 1,350,000 $ 266,760
COMMON STOCKS - 5.9%
 SHARES
AEROSPACE & DEFENSE - 0.3%
Wyman-Gordon Co. (a)   300,000  5,887,500
BASIC INDUSTRIES - 0.2%
CHEMICALS & PLASTICS - 0.0%
Sterling Chemical Holdings
 warrants 8/15/08 (a)  340  10,200
IRON & STEEL - 0.0%
Republic Engineered Steels, Inc. (a)   67,500  151,875
PACKAGING & CONTAINERS - 0.2%
Gaylord Container Corp. Class A (a)  887,000  5,100,250
TOTAL BASIC INDUSTRIES   5,262,325
DURABLES - 0.2%
CONSUMER DURABLES - 0.1%
Samsonite Corp. (a)  100,000  3,162,500
TEXTILES & APPAREL - 0.1%
Arena Brands Holdings Corp. Class B (a)  48,889  1,974,630
Hat Brands, Inc. (a)(f)(h)  340,000  -
  1,974,630
TOTAL DURABLES   5,137,130
ENERGY - 0.6%
OIL & GAS - 0.6%
Harcor Energy, Inc.
 warrants 7/24/00 (a)  330,000  82,500
Harcor Energy, Inc. (a)  694,000  1,149,438
Ocean Energy, Inc. (a)  266,700  13,151,644
  14,383,582
FINANCE - 0.0%
CREDIT & OTHER FINANCE - 0.0%
Olympic Financial Ltd.
 warrants 3/15/07 (a)  498  7,470
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (e)  3,000  329,250
TOTAL FINANCE   336,720
HEALTH - 0.2%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Imagyn Medical Technologies, Inc.   110,000  271,563
Wright Medical Technology, Inc.
 warrants 6/30/03 (a)  3,212  321,200
  592,763
MEDICAL FACILITIES MANAGEMENT - 0.2%
Integrated Health Services, Inc.   137,400  4,285,163
TOTAL HEALTH   4,877,926
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
POLLUTION CONTROL - 0.2%
Allied Waste Industries, Inc. (a)   182,300  4,249,869

 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 2.4%
BROADCASTING - 0.8%
Adelphia Communications Class A (a)  88,200 $ 1,631,700
Benedek Communications Corp.
 warrants 7/1/00 (a)  57,600  86,400
CS Wireless Systems, Inc. (a)(e)  3,514  -
Orion Network Systems, Inc. (a)   337,000  5,771,125
Orion Network Systems, Inc.
 warrants 1/15/07 (a)  51,515  577,835
Teletrac Holdings, Inc.
 warrants 8/1/07 (a)  9,820  540,100
UIH Australia/Pacific, Inc.
 warrants 5/15/06 (a)  26,805  321,660
United International Holdings, Inc.
 Class A (a)  806,500  9,274,750
  18,203,570
ENTERTAINMENT - 1.0%
Live Entertainment, Inc. (a)(f):
 $2.00 warrants 3/28/98   232,000  -
 $2.72 warrants 3/28/98   221,765  -
Viacom, Inc. Class B (non-vtg.) (a)  577,800  23,942,592
  23,942,592
LEISURE DURABLES & TOYS - 0.1%
IHF Capital, Inc. (a)(e):
 Series I warrants 11/14/99   5,890  353,400    Series H warrants
11/15/04   10,250  1,742,500
  2,095,900
LODGING & GAMING - 0.4%
Bally Gaming International, Inc.
 warrants 7/29/98 (a)  90,000  67,500
Motels of America, Inc. (a)  3,000  75,000
Showboat, Inc.   337,300  9,908,188
  10,050,688
RESTAURANTS - 0.1%
Friendly Ice Cream Corp.  95,000  1,104,375
TOTAL MEDIA & LEISURE   55,397,125
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Renaissance Cosmetics, Inc.
 warrants 8/31/06 (a)(e)  12,750  130
TOBACCO - 0.0%
North Atlantic Trading, Inc.
 warrants 6/15/07 (a)  210  -
TOTAL NONDURABLES   130
RETAIL & WHOLESALE - 0.2%
APPAREL STORES - 0.1%
Lamonts Apparel, Inc. (a)   35,870  2,243
Lamonts Apparel, Inc.
 warrants 6/10/99 (a)  66,214  -
Mothers Work (a)(h)  264,100  2,079,788
  2,082,031
GROCERY STORES - 0.1%
Food 4 Less Holdings, Inc.
 warrants 12/31/02 (a)(f)  155,047  2,131,896
TOTAL RETAIL & WHOLESALE   4,213,927
SERVICES - 0.6%
LEASING & RENTAL - 0.1%
Hollywood Entertainment Corp. (a)   307,600  3,268,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
PRINTING - 0.3%
Big Flower Holdings, Inc. (a)  232,300 $ 5,604,238
SERVICES - 0.2%
Protection One, Inc.
 warrants 6/30/05 (a)  74,560  969,280
Protection One, Inc.   221,700  2,507,981
Vestar/LPA Investment Corp. (a)   5,177  150,133
  3,627,394
TOTAL SERVICES   12,499,882
UTILITIES - 1.0%
CELLULAR - 0.6%
CellNet Data Systems, Inc.
 warrants 10/1/07 (a)(e)  18,000  360,000
McCaw International Ltd.
 warrants 4/15/07 (a)(e)  36,915  92,288
Microcell Telecommunications, Inc.
 warrants 6/1/06 (a)(e)  103,480  1,433,198
Millicom International Cellular SA (a)  50,000  1,881,250
Pagemart Wireless, Inc. Class A (a)  1,065,900  8,393,963
Powertel, Inc. warrants 2/1/06 (a)  56,448  508,032
Telesystem International Wireless,
 Inc. (sub-vtg.) (a)  72,600  1,041,097
  13,709,828
TELEPHONE SERVICES - 0.4%
GST Telecommunications, Inc. (a)   200,000  2,470,000
Hyperion Telecommunications, Inc.
 warrants 4/15/01 (a)(e)  12,560  753,600
MCI Communications Corp.   100,000  4,281,250
Optel Communications warrants
 12/29/04 (a)(f)  2,559,515  759,408
RSL Communications Ltd./RSL
 Communications PLC
 warrants 11/15/06 (a)  9,700  892,400
  9,156,658
TOTAL UTILITIES   22,866,486
TOTAL COMMON STOCKS
 (Cost $118,483,739)   135,112,602
PREFERRED STOCKS - 17.3%
CONVERTIBLE PREFERRED STOCKS - 0.9%
MEDIA & LEISURE - 0.9%
BROADCASTING - 0.4%
Benedek Communications Corp. 15% (a)  66,928  8,667,176
LODGING & GAMING - 0.5%
Host Marriott Financial Trust
 $3.375 QUIPS (e)  201,200  12,046,850
   20,714,026
NONCONVERTIBLE PREFERRED STOCKS - 16.4%
ENERGY - 0.2%
OIL & GAS - 0.2%
Clark USA, Inc. 11 1/2%,
 pay-in-kind (e)  4,348  4,608,880

 SHARES VALUE (NOTE 1)
FINANCE - 0.5%
INSURANCE- 0.5%
American Annuity Group Capital
 Trust II 8 3/4%  8,910 $ 9,625,001
SIG Capital Trust I 9 1/2%  2,460  2,588,432
  12,213,433
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Ampex Corp. 8% (f)  1,589  1,235,114
MEDIA & LEISURE - 7.4%
BROADCASTING - 7.1%
Adelphia Communications Corp. $13  43,500  5,154,750
American Radio Systems Corp.
 11 3/8%, pay-in-kind  133,856  14,991,872
Cablevision Systems Corp.:
 11 1/8%, depositary shares pay-in-kind 210,970  24,367,035
 Series H, $11.75, pay-in-kind  166,817  19,767,815
Capstar Broadcasting Partners, Inc.
 12%, pay-in-kind  37,934  4,120,581
Chancellor Media Corp.:
 12%, pay-in-kind (e)  73,629  8,393,706
 Series A, $12.25 (a)  64,300  8,873,400
Citadel Brodcasting Co. 13 1/4%,
 pay-in-kind (e)  89,503  10,248,094
Granite Broadcasting Corp. 12 3/4%,
 pay-in-kind  7,912  8,782,320
SFX Broadcasting, Inc. 12 5/8%  10,583  1,211,754
Time Warner, Inc., Series M,
 10 1/4%, pay-in-kind  50,316  56,479,710
  162,391,037
PUBLISHING - 0.3%
Primedia, Inc.:
 Series B, $11.625, pay-in-kind  69,893  7,461,078
 Series D, $10  5,400  564,300
  8,025,378
TOTAL MEDIA & LEISURE   170,416,415
NONDURABLES - 0.6%
HOUSEHOLD PRODUCTS - 0.3%
Renaissance Cosmetics, Inc.
 14%, pay-in-kind  15,175  7,587,500
TOBACCO - 0.3%
North Atlantic Trading, Inc.
 12%, pay-in-kind  222,212  6,001,668
TOTAL NONDURABLES   13,589,168
SERVICES - 0.2%
PRINTING - 0.2%
Big Flower Trust I $3.00 QUIPS (e)  72,500  3,724,688
TECHNOLOGY - 1.7%
COMMUNICATIONS EQUIPMENT - 1.7%
Intermedia Communications, Inc.
 13 1/2%, pay-in-kind  31,856  39,023,600
UTILITIES - 5.7%
CELLULAR - 1.3%
Nextel Communications, Inc., Series D,
 13%, pay-in-kind  25,503  29,073,420
TELEPHONE SERVICES - 4.4%
American Communications Services,
 Inc. 12 3/4%, pay-in-kind (e)  13,495  13,596,213
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Hyperion Telecommunications, Inc.
 12 7/8%, pay-in-kind (Reg.)  15,835 $ 15,953,763
ICG Holdings, Inc. 14 1/4%,
 pay-in-kind  13,815  16,198,088
NEXTLINK Communications, Inc.
 14%, pay-in-kind  693,057  43,316,063
Winstar Communications, Inc.
 14 1/2% (a)(e)  11,698  12,224,410
  101,288,537
TOTAL UTILITIES   130,361,957
TOTAL NONCONVERTIBLE PREFERRED STOCKS   375,173,255
TOTAL PREFERRED STOCKS
 (Cost $362,843,296)   395,887,281
CASH EQUIVALENTS - 7.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 6.40%, dated
 12/31/97 due 1/2/98  $ 163,515,118  163,457,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $2,207,268,980)  $ 2,286,853,875
SECURITY TYPE ABBREVIATIONS
QUIPS - Quarterly Income Preferred
 Securities
LEGEND
(a) Non-income producing
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $387,016,332 or 16.6% of net assets.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
  ACQUISITION ACQUISITION COST
SECURITY DATE
Ampex Corp. 8%  2/16/95 $ 834,225
Food 4 Less Holdings,  12/30/92 $ 229,281
 Inc. warrants 12/31/02 to 5/17/93
Hat Brands, Inc.  2/22/94 $ 340,000
Live Entertainment, Inc.:
  $2.00 warrants 3/28/98 3/23/93 $ 220,717
  $2.72 warrants 3/28/98 3/23/93 $ 131,863
Optel Communications Corp.
 15%, 12/29/04  12/31/97 $ 11,240,640
Optel Communications warrants
 12/29/04  12/31/97 $ 759,408
(g) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(h) An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Hat Brands, Inc.  $ - $ - $ - $ -
Mothers Work   421,250  -  -  2,079,788
Totals  $ 421,250 $ - $ - $ 2,079,788
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $2,678,301,794 and $2,118,888,634, respectively, of which U.S. government and government agency obligations aggregated $49,578,125 and $97,601,563, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $13,664 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB 0.0%
Ba 5.5% BB 7.2%
B 49.9% B 51.1%
Caa 7.6% CCC 5.7%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
The percentage not rated by both S&P and Moody's amounted to 4.3%. FMR has determined that unrated debt securities that are lower quality account for 4.3% of the total value of investment in securities. INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $2,207,529,405. Net unrealized appreciation aggregated $79,324,470, of which $126,174,483 related to appreciated investment securities and $46,850,013 related to depreciated investment securities.
The fund hereby designates approximately $41,373,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997


ASSETS

INVESTMENT IN SECURITIES, AT                                                                     $ 2,286,853,875
VALUE (INCLUDING REPURCHASE AGREEMENTS OF $163,457,000) (COST $2,207,268,980) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                              879

RECEIVABLE FOR FUND SHARES SOLD                                                                   16,340,634

DIVIDENDS                                                                                         4,751,166

INTEREST RECEIVABLE                                                                               34,636,386

OTHER RECEIVABLES                                                                                 636,474

 TOTAL ASSETS                                                                                     2,343,219,414

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                  $ 8,360,735

PAYABLE FOR FUND SHARES REDEEMED                                                    1,051,802

ACCRUED MANAGEMENT FEE                                                              1,118,382

OTHER PAYABLES AND ACCRUED EXPENSES                                                 253,551

 TOTAL LIABILITIES                                                                                10,784,470

NET ASSETS                                                                                       $ 2,332,434,944

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                  $ 1,970,299,749

UNDISTRIBUTED NET INVESTMENT INCOME                                                               171,323,283

ACCUMULATED UNDISTRIBUTED                                                                         111,227,017
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                         79,584,895

NET ASSETS                                                                                       $ 2,332,434,944


INITIAL CLASS:                                       $13.58
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($2,329,516,442 (DIVIDED BY) 171,543,403
SHARES)

SERVICE CLASS:                                       $13.57
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE
 ($2,918,502 (DIVIDED BY) 215,034
 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                 $ 35,690,559
DIVIDENDS

INTEREST                                                                           150,119,840

 TOTAL INCOME                                                                      185,810,399

EXPENSES

MANAGEMENT FEE                                                     $ 11,403,916

TRANSFER AGENT FEES                                                 1,407,745

DISTRIBUTION FEES - SERVICE CLASS                                   147

ACCOUNTING FEES AND EXPENSES                                        812,930

NON-INTERESTED TRUSTEES' COMPENSATION                               7,719

CUSTODIAN FEES AND EXPENSES                                         67,944

REGISTRATION FEES                                                   2,989

AUDIT                                                               47,809

LEGAL                                                               15,404

MISCELLANEOUS                                                       77,638

 TOTAL EXPENSES BEFORE REDUCTIONS                                   13,844,241

 EXPENSE REDUCTIONS                                                 (70,916        13,773,325
                                                                   )

NET INVESTMENT INCOME                                                              172,037,074

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              112,724,521

 FOREIGN CURRENCY TRANSACTIONS                                      355            112,724,876

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              28,621,295

 ASSETS AND LIABILITIES IN                                          16             28,621,311
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                    141,346,187

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 313,383,261

OTHER INFORMATION                                                                 $ 57,264
 EXPENSE REDUCTIONS
  DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                                13,652

                                                                                  $ 70,916


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS              $ 172,037,074     $ 113,508,707
NET INVESTMENT
INCOME

 NET REALIZED GAIN       112,724,876       15,837,127
(LOSS)

 CHANGE IN NET           28,621,311        35,065,622
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE            313,383,261       164,411,456
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO         (116,015,279)     (81,893,762)
SHAREHOLDERS
FROM NET INVESTMENT
INCOME

 FROM NET REALIZED       (14,338,900)      (16,022,693)
GAIN

 TOTAL DISTRIBUTIONS     (130,354,179)     (97,916,455)

SHARE TRANSACTIONS -     560,584,056       482,327,247
NET INCREASE
(DECREASE)

  TOTAL INCREASE         743,613,138       548,822,248
(DECREASE) IN NET
ASSETS

NET ASSETS

 BEGINNING OF PERIOD     1,588,821,806     1,039,999,558

 END OF PERIOD          $ 2,332,434,944   $ 1,588,821,806
(INCLUDING
UNDISTRIBUTED NET
INVESTMENT INCOME
OF $171,323,283
AND $113,174,121,
RESPECTIVELY)


OTHER INFORMATION:

      YEAR ENDED DECEMBER 31, 1997             YEAR ENDED DECEMBER 31, 1996

      SHARES                         DOLLARS   SHARES                         DOLLARS



SHARE TRANSACTIONS       99,919,218     $ 1,254,908,724    89,104,560     $ 1,058,212,273
INITIAL CLASS
 SOLD

  REINVESTED             11,056,288      130,354,179       8,680,536       97,916,455

  REDEEMED               (66,317,508)    (827,580,626)     (57,202,172)    (673,801,481)

  NET INCREASE           44,657,998     $ 557,682,277      40,582,924     $ 482,327,247
(DECREASE)

 SERVICE CLASS A         215,034        $ 2,901,779        -              $ -
 SOLD

  REINVESTED             -               -                 -               -

  REDEEMED               -               -                 -               -

  NET INCREASE           215,034        $ 2,901,779        -              $ -
(DECREASE)

DISTRIBUTIONS

 INITIAL CLASS - NET                    $ 116,015,279                     $ 81,893,762
INVESTMENT INCOME

 INITIAL CLASS - NET                     14,338,900                        16,022,693
REALIZED GAIN

 TOTAL                                  $ 130,354,179                     $ 97,916,455

 SERVICE CLASS - NET                     -                                 -
INVESTMENT INCOME

 SERVICE CLASS - NET                     -                                 -
REALIZED GAIN

 TOTAL                                  $ -                               $ -

                                        $ 130,354,179                     $ 97,916,455



1. SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS
                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995   1994   1993


NET ASSET VALUE, BEGINNING OF PERIOD                    $ 12.520      $ 12.050      $ 10.750      $ 11.990    $ 10.820

INCOME FROM INVESTMENT OPERATIONS                        1.124 E       .927          .856          .770        .728
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .936          .643          1.224         (.910)      1.332

 TOTAL FROM INVESTMENT OPERATIONS                        2.060         1.570         2.080         (.140)      2.060

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.890)        (.920)        (.780)        (.730)      (.794)

 IN EXCESS OF NET INVESTMENT INCOME                      -             -             -             -           (.036)

 FROM NET REALIZED GAIN                                  (.110)        (.180)        -             (.370)      (.060)

 TOTAL DISTRIBUTIONS                                     (1.000)       (1.100)       (.780)        (1.100)     (.890)

NET ASSET VALUE, END OF PERIOD                          $ 13.580      $ 12.520      $ 12.050      $ 10.750    $ 11.990

TOTAL RETURN B, C                                        17.67%        14.03%        20.72%        (1.64)%     20.40%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 2,329,516   $ 1,588,822   $ 1,040,000   $ 569,417   $ 463,931

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .71%          .71%          .71%          .71%        .64% F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     8.88%         9.09%         9.32%         8.75%       8.69%

PORTFOLIO TURNOVER RATE                                  118%          123%          132%          122%        155%

AVERAGE COMMISSION RATE G                               $ .0389       $ .0370


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                          YEAR ENDED
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1997 D




NET ASSET VALUE, BEGINNING OF PERIOD                $ 13.380

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                               .203 E

 NET REALIZED AND UNREALIZED GAIN (LOSS)             (.013)

 TOTAL FROM INVESTMENT OPERATIONS                    .190

NET ASSET VALUE, END OF PERIOD                      $ 13.570

TOTAL RETURN B, C                                    1.42%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)             $ 2,919

RATIO OF EXPENSES TO AVERAGE NET ASSETS              .81% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS                                 .80% A,
                                                    H

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS 10.75% A

PORTFOLIO TURNOVER RATE                               118%

AVERAGE COMMISSION RATE G                           $ .0389

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE
CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO DECEMBER 31, 1997.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND
TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION
OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL
STATEMENTS).


VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                             PAST 1   PAST 5   LIFE OF
DECEMBER 31, 1997                         YEAR     YEARS    FUND

VIP II: ASSET MANAGER - "INITIAL CLASS"   20.65%   12.98%   12.73%

S&P 500 (REGISTERED TRADEMARK)            33.36%   20.27%   16.25%

FIDELITY COMPOSITE                        20.77%   12.46%   N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has a
history of long-term growth and short-term volatility. In
turn, the share price and return of a fund that invests
in stocks will vary. That means if you sell your shares
during a market downturn, you might lose money.
But if you can ride out the market's ups and downs,
you may have a gain.
3
You can also compare the fund's returns to the Fidelity Composite Index, a hypothetical combination of unmanaged indices.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, September 6, 1989.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980127 114143 S00000000000001
             VIP II Asset Manager        S&P 500
FID Composite
             00156                       SP001
F0001
  1989/09/30      10000.00                    10000.00
   10000.00
  1989/10/31      10020.02                     9768.00
   10056.80
  1989/11/30      10060.06                     9967.27
   10176.58
  1989/12/31      10091.09                    10206.48
   10276.51
  1990/01/31       9868.42                     9521.63
   10028.74
  1990/02/28       9969.64                     9644.46
   10092.83
  1990/03/31      10050.61                     9900.03
   10192.14
  1990/04/30       9919.03                     9652.53
   10098.07
  1990/05/31      10425.10                    10593.65
   10527.54
  1990/06/30      10506.07                    10521.62
   10593.12
  1990/07/31      10485.83                    10487.95
   10657.74
  1990/08/31      10141.70                     9539.84
   10328.10
  1990/09/30       9929.15                     9075.25
   10235.77
  1990/10/31       9979.76                     9036.22
   10309.16
  1990/11/30      10465.59                     9619.96
   10618.33
  1990/12/31      10769.23                     9888.36
   10792.26
  1991/01/31      11284.56                    10319.49
   10998.06
  1991/02/28      11726.26                    11057.34
   11273.46
  1991/03/31      11915.56                    11324.93
   11395.89
  1991/04/30      12094.35                    11352.11
   11470.64
  1991/05/31      12367.79                    11842.52
   11652.80
  1991/06/30      12146.94                    11300.13
   11501.78
  1991/07/31      12451.92                    11826.72
   11732.96
  1991/08/31      12704.33                    12107.01
   11941.81
  1991/09/30      12777.94                    11904.82
   11998.53
  1991/10/31      12862.08                    12064.35
   12105.32
  1991/11/30      12651.74                    11578.15
   12021.91
  1991/12/31      13198.62                    12902.69
   12614.23
  1992/01/31      13366.89                    12662.70
   12476.36
  1992/02/29      13626.47                    12827.32
   12556.08
  1992/03/31      13593.27                    12577.19
   12465.30
  1992/04/30      13792.52                    12946.96
   12618.63
  1992/05/31      13936.42                    13010.40
   12742.54
  1992/06/30      13925.35                    12816.54
   12748.15
  1992/07/31      14157.81                    13340.74
   13094.39
  1992/08/31      14113.53                    13067.25
   13044.11
  1992/09/30      14202.09                    13221.45
   13188.37
  1992/10/31      14224.22                    13267.72
   13135.88
  1992/11/30      14534.17                    13720.15
   13311.12
  1992/12/31      14744.49                    13888.91
   13474.31
  1993/01/31      15010.15                    14005.57
   13642.74
  1993/02/28      15150.92                    14196.05
   13832.92
  1993/03/31      15579.83                    14495.59
   13974.84
  1993/04/30      15672.57                    14144.79
   13889.88
  1993/05/31      15939.19                    14523.87
   14039.05
  1993/06/30      16066.70                    14565.99
   14188.15
  1993/07/31      16263.77                    14507.73
   14206.31
  1993/08/31      16739.04                    15057.57
   14555.79
  1993/09/30      16750.64                    14941.63
   14540.94
  1993/10/31      17202.73                    15250.92
   14690.42
  1993/11/30      17179.54                    15106.04
   14577.30
  1993/12/31      17875.07                    15288.82
   14678.18
  1994/01/31      18443.09                    15808.64
   14966.46
  1994/02/28      17857.33                    15380.23
   14682.69
  1994/03/31      17017.99                    14709.65
   14303.29
  1994/04/30      17030.15                    14897.93
   14340.48
  1994/05/31      17176.13                    15142.26
   14437.14
  1994/06/30      16847.69                    14771.27
   14292.76
  1994/07/31      17139.63                    15255.77
   14594.63
  1994/08/31      17541.06                    15881.26
   14845.95
  1994/09/30      17334.15                    15492.17
   14628.31
  1994/10/31      17419.36                    15840.74
   14768.45
  1994/11/30      17163.73                    15263.82
   14553.89
  1994/12/31      16786.37                    15490.18
   14689.12
  1995/01/31      16676.82                    15891.84
   14963.69
  1995/02/28      16946.97                    16511.15
   15337.61
  1995/03/31      17170.77                    16998.39
   15572.33
  1995/04/30      17444.31                    17498.99
   15852.32
  1995/05/31      17668.12                    18198.43
   16377.48
  1995/06/30      17817.32                    18621.18
   16596.81
  1995/07/31      18451.43                    19238.66
   16808.32
  1995/08/31      18675.24                    19286.95
   16918.98
  1995/09/30      18911.47                    20100.85
   17284.77
  1995/10/31      18662.80                    20029.09
   17383.15
  1995/11/30      19147.71                    20908.37
   17811.48
  1995/12/31      19632.62                    21311.07
   18066.96
  1996/01/31      20055.36                    22036.50
   18374.75
  1996/02/29      20001.35                    22240.77
   18307.28
  1996/03/31      20213.99                    22454.95
   18329.47
  1996/04/30      20426.62                    22785.94
   18405.65
  1996/05/31      20586.10                    23373.59
   18599.57
  1996/06/30      20772.16                    23462.64
   18738.02
  1996/07/31      20426.62                    22426.06
   18440.99
  1996/08/31      20466.49                    22899.03
   18597.29
  1996/09/30      21210.73                    24187.79
   19153.95
  1996/10/31      21755.62                    24854.88
   19550.66
  1996/11/30      22832.10                    26733.66
   20293.51
  1996/12/31      22499.85                    26204.07
   20066.55
  1997/01/31      23177.64                    27841.30
   20726.94
  1997/02/28      23377.96                    28059.58
   20837.00
  1997/03/31      22488.67                    26906.61
   20325.55
  1997/04/30      23257.38                    28512.93
   21062.97
  1997/05/31      24372.77                    30248.80
   21793.43
  1997/06/30      25020.90                    31603.95
   22394.49
  1997/07/31      26467.89                    34118.67
   23536.95
  1997/08/31      25744.40                    32207.35
   22807.77
  1997/09/30      26573.40                    33971.34
   23576.97
  1997/10/31      26136.29                    32836.70
   23330.35
  1997/11/30      26739.20                    34356.71
   23923.06
  1997/12/31      27146.17                    34946.61
   24235.37
IMATRL PRASUN   SHR__CHT 19971231 19980127 114146 R00000000000102
Let's say hypothetically that $10,000 was invested in VIP II: Asset Manager Portfolio on September 30, 1989, shortly after the fund started. By December 31, 1997, the value of the investment would have grown to $27,146 - a 171.46% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500, would have grown to $34,947 over the same period - a 249.47% increase on the initial investment.
You can also look at how the Fidelity Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (249.47%), Lehman Brothers Aggregate Bond Index (101.97%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (51.72%) - according to the fund's neutral mix,* assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $24,235 - a 142.35% increase.
* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40% AND 30%, RESPECTIVELY, PRIOR TO JUNE 1, 1992.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                        % OF FUND'S
                                        INVESTMENTS

AT&T CORP.                              1.9

FANNIE MAE                              1.7

INTERNATIONAL BUSINESS MACHINES CORP.   1.5

WAL-MART STORES, INC.                   1.5

AMERICAN INTERNATIONAL GROUP, INC.      1.4

TOP FIVE BOND ISSUERS AS OF DECEMBER 31, 1997
(WITH MATURITIES MORE THAN ONE YEAR)       % OF FUND'S
                                           INVESTMENTS

FANNIE MAE                                 4.9

U.S. TREASURY OBLIGATIONS                  3.5

FORD MOTOR CREDIT CO.                      0.7

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION   0.5

AT&T CAPITAL CORP.                         0.4

ASSET ALLOCATION AS OF DECEMBER 31, 1997*
ROW: 1, COL: 1, VALUE: 10.3
ROW: 1, COL: 2, VALUE: 32.5
ROW: 1, COL: 3, VALUE: 57.2
STOCKS  57.2%
BONDS  32.5%
SHORT-TERM INVESTMENTS 10.3%
FOREIGN INVESTMENTS  4.7%
*
ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE
FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO
ACCOUNTING
STANDARDS AND WILL DIFFER FROM THE PIE CHART.
% OF FUND'S INVESTMENTS

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                           PAST 1   PAST 5   LIFE OF
DECEMBER 31, 1997                       YEAR     YEARS    FUND

VIP II: ASSET MANAGER - SERVICE CLASS   20.52%   12.96%   12.72%

S&P 500 (REGISTERED TRADEMARK)          33.36%   20.27%   16.25%

FIDELITY COMPOSITE                      20.77%   12.46%   N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has a
history of long-term growth and short-term volatility. In
turn, the share price and return of a fund that invests
in stocks will vary. That means if you sell your shares
during a market downturn, you might lose money.
But if you can ride out the market's ups and downs,
you may have a gain.
3
You can also compare the fund's returns to the Fidelity Composite Index, a hypothetical combination of unmanaged indices.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, September 6, 1989.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND

 S&P 500
VIP II: Asset Manager - Service Class Fidelity Composite
$34,947
$27,116
$24,235
$
Let's say hypothetically that $10,000 was invested in VIP II: Asset Manager Portfolio on September 30, 1989, shortly after the fund started. By December 31, 1997, the value of the investment would have grown to $27,116 - a 171.16% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500, would have grown to $34,947 over the same period - a 249.47% increase on the initial investment.
You can also look at how the Fidelity Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (249.47%), Lehman Brothers Aggregate Bond Index (101.97%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (51.72%) - according to the fund's neutral mix,* assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $24,235 - a 142.35% increase.
* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40% AND 30%, RESPECTIVELY, PRIOR TO JUNE 1, 1992.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                        % OF FUND'S
                                        INVESTMENTS

AT&T CORP.                              1.9

FANNIE MAE                              1.7

INTERNATIONAL BUSINESS MACHINES CORP.   1.5

WAL-MART STORES, INC.                   1.5

AMERICAN INTERNATIONAL GROUP, INC.      1.4

TOP FIVE BOND ISSUERS AS OF DECEMBER 31, 1997
(WITH MATURITIES MORE THAN ONE YEAR)       % OF FUND'S
                                           INVESTMENTS

FANNIE MAE                                 4.9

U.S. TREASURY OBLIGATIONS                  3.5

FORD MOTOR CREDIT CO.                      0.7

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION   0.5

AT&T CAPITAL CORP.                         0.4

ASSET ALLOCATION AS OF DECEMBER 31, 1997*
ROW: 1, COL: 1, VALUE: 10.3
ROW: 1, COL: 2, VALUE: 32.5
ROW: 1, COL: 3, VALUE: 57.2
STOCKS  57.2%
BONDS  32.5%
SHORT-TERM INVESTMENTS 10.3%
FOREIGN INVESTMENTS  4.7%
*
ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE
FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO
ACCOUNTING
STANDARDS AND WILL DIFFER FROM THE PIE CHART.
% OF FUND'S INVESTMENTS

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW




An interview with Richard Habermann (top left), Portfolio Manager of Asset Manager Portfolio; Steven Snider (top right), sub-manager for stocks; Charles Morrison (bottom left), sub-manager for bonds; John Todd (bottom right), sub-manager for short-term/money market instruments; and Fred Hoff, who assisted with the fund's high-yield investments. Steven Snider became sub-manager for stocks on October 1, 1997.
Q. HOW DID THE FUND PERFORM, DICK?
D.H. The fund allocates its assets among stocks, bonds and short-term/money market instruments in an effort to provide competitive returns with restrained volatility relative to funds or indexes that invest only in stocks. The fund provided both during the period, benefiting from the performance of its investments in equities and high-yield bonds, as well as from its successful asset allocation moves during certain times in the period. Accordingly, the fund performed in line with the 20.77% return of the Fidelity Composite Index, a combination of unmanaged indices, during the 12 months that ended December 31, 1997. The composite index, as defined on the previous page, reflects the fund's neutral asset allocation mix, which comprises 50% stocks, 40% bonds and 10% short-term/money market instruments. The fund underperformed the 33.36% return for the Standard & Poor's 500 Index, which is made up exclusively of stocks, because the fund is diversified into other asset classes that didn't perform as well as equities.
Q. WHAT WAS THE FUND'S ASSET MIX AT THE END OF THE PERIOD?
D.H. At the end of 1997, the fund's equity position stood at about 57%, more aggressive than the neutral mix the fund instituted at the beginning of the year. I pared back the equity portion from an even more aggressive position toward the end of the third quarter, increasing both the fund's bond and short-term/money market positions. At the end of the period, the fund held about 33% in bonds and about 10% in short-term/money market instruments. It's important to note that each of the fund's managers strive to manage risks within the portfolio. The shifts made in the fund's asset allocations are subtle. As a result, the volatility of the fund is significantly lower than it is for equity-only funds and the S&P 500 index.
Q. WHY DID YOU REDUCE THE FUND'S STOCK INVESTMENTS?
D.H. I became more cautious in late summer as the economic crisis in Asia started to unfold, influencing my decision to decrease the fund's equity position and marginally increase bonds. The fund was fairly aggressive during the first half of the year, investing as much as 65% of the fund's assets in equities. In response to some concerns I had related to the pace of earnings growth, I pared the equity weighting back in September, thus dampening the portfolio impact of the late-year weakness caused by financial problems in Southeast Asia. My concern that the Asian turmoil would dampen the growth prospects of many U.S. companies led me to maintain comparatively lower equity weightings through the fourth quarter.
Q. WHAT HAPPENED IN THE BOND MARKET?
D.H. Overall, bonds had a good year. During the first half of the year, the bond market struggled because of concerns that continued economic growth might lead to inflation. The fears heightened just before and after the Federal Reserve Board tried to head off inflation by raising the fed funds rate - the rate banks charge each other for overnight loans - from 5.25% to 5.50% at the end of March. Once the market received signs that economic growth was moderating and inflation continued to be almost non-existent, the bond market rallied. As it turned out, inflation was benign throughout the rest of the year. There were opportunities for the fund in the high-yield segment of the bond market as a lot of cash flow was going into that sector, and I'll ask Fred Hoff of Fidelity's High-Income Group - who assisted me with the fund's high-yield investments - to elaborate. F.H. The fund's high-yield investments - based on our strategy of using intensive credit research to find companies with promising cash flow growth - were, indeed, among the better-performing sectors of the fixed-income market this year. The fund was helped specifically during the period by its large holdings in the telecommunications and broadcasting industries, which benefited from significant merger activity as well as favorable new legislation that created growth opportunities.
Q. TURNING TO YOU, STEVEN, HOW DID YOU MANAGE THE STOCK PORTION OF THE
FUND?
S.S. I began managing the fund in October, after the reduction in the equity portion of the portfolio had already begun. Before that time, George Vanderheiden managed the stock portion. George used a fundamental, bottom-up approach to finding individual stocks. I manage the fund quite differently because I use quantitative models to help me pick stocks. This means that I also rely on computer models to sort through large amounts of quantitative information on companies - such as earnings, balance-sheet data, cash flows, liquidity, volatility and external factors - trying to find misvaluations, or stocks that are trading above or below their "fair value" in the marketplace. I evaluate the portfolio, along with the information the computers generate daily, and make an assessment about which stocks to hold, which to buy and which to sell.
Q. WHAT ARE THE MAJOR DIFFERENCES BETWEEN YOUR STRATEGY AND A FUNDAMENTAL APPROACH?
S.S. I think it's important to remember that both quantitative and fundamental approaches have a common rationale. In both cases, the portfolio manager analyzes data about a company to estimate a fair value for the stock. A manager using a fundamental stock-picking strategy - such as George Vanderheiden's - typically evaluates one stock at a time, using experience to assess its prospects and valuation. Our group's quantitative models instead allow me to monitor a large number of stocks simultaneously - currently over 3,000 - constantly calculating the value of each stock relative to the others. Finally, risk control is also a very important part of the quantitative discipline. Stock valuation is only the first part of the process, since I consider the risk characteristics of the entire portfolio when I review buy and sell candidates.
Q. CHARLIE, WHAT WAS YOUR STRATEGY FOR THE FUND'S BOND INVESTMENTS? C.M. I focused on two broad strategies in the bond portion of the fund during the year. First, I maintained an overweighted position - relative to the Lehman Brothers Aggregate Bond Index - in the corporate sector, focusing on securities with relatively short maturities. Corporate bonds were trading at historically low yields for much of the year. Owning short-maturity issues added yield to the fund, yet exposed the fund to less total-return risk in the event that corporate bonds began to underperform Treasury securities. My second broad strategy focused on the mortgage market, where I maintained an underweighted position in mortgage pass-through securities, and an overweighted exposure to commercial mortgage-backed securities, bonds backed by commercial real estate properties such as office buildings and retail malls.
Q. WHAT WAS THE ENVIRONMENT IN THE MORTGAGE MARKET?
C.M. The mortgage market, in general, had a strong year. A combination of lower issuance, relatively low interest-rate volatility and strong investor demand allowed mortgage pass-through securities to perform very well. The fund was underweighted in these securities during the period - a position that modestly hurt the fund, particularly in the first half of the year. However, as interest rates rallied for much of the second half of 1997, the fund's underweighting in pass-throughs, particularly in higher-coupon mortgages, helped performance. Market concerns over increased prepayment risk - the risk that homeowners refinance their current mortgages at lower rates - and a pick-up in interest-rate volatility contributed to the weaker market at year-end.
Q. JOHN, WHAT WAS THE BACKDROP FOR THE SHORT-TERM AND MONEY MARKET INSTRUMENTS LIKE DURING THE PERIOD?
J.T. The central theme was robust economic growth with no noticeable threat posed by inflation. While real gross domestic product grew at a rate approaching 4% in 1997 - a pace believed to be above the economy's capacity to expand without generating inflation - the Fed remained on the sidelines after its initial fed funds rate hike in March. In addition, the financial difficulties that arose in Asia in late summer could have a dampening effect on the U.S. economy because U.S. companies export a fair amount to the region. As a result, market participants expect the Fed to take a more balanced stance with respect to short-term interest rates.
Q. WHAT SORT OF STRATEGY DID YOU PURSUE?
J.T. At the end of the first quarter, prices in the market reflected the sentiment that the Fed would continue with a series of interest-rate increases that appeared to begin in March. I felt the market was jumping the gun and that the resulting yields offered by longer-term securities were particularly attractive. As a result, I extended my portion of the fund's average maturity to the low 70-day range. Moving into the summer, the markets reversed course, with prices and yields indicating that the Fed would hold off making any moves for the foreseeable future. So, I let my portion of the fund's maturity slip back to the low 60s. By the end of the year, some market observers were actually calling for the Fed to lower rates because of the risk of deflation from the intensifying competition posed by cheaper Asian goods.
Q. TURNING BACK TO YOU, DICK, WHAT'S YOUR OUTLOOK?
D.H. I'm cautiously optimistic. Despite high valuations, I think foreign investors will continue to come to the U.S. stock market because they are attracted by the strength of the dollar. And while it's difficult to predict short-term movements in the markets, investors may discover that investing in U.S. companies can generate competitive long-term returns compared to the rest of the world. I also think we will continue to see a low-inflation environment, which bodes well for the fixed-income markets. I expect earnings growth to slow from its pace last year, when stock prices rose at a higher rate than earnings in many cases. I think stock prices will keep pace with earnings growth in 1998. Overall, I would say it won't be a great year or a bad year - I think it will be an average year.



FUND FACTS
GOAL: income and share price stability by
investing in high-quality, short-term investments
START DATE: April 1, 1982
SIZE: as of December 31, 1997, more than $1.0
billion
MANAGER: Robert Duby, since April 1997; joined
Fidelity in 1982
3
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 55.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.9%
AEROSPACE & DEFENSE - 0.4%
United Technologies Corp.   253,700 $ 18,472,531
DEFENSE ELECTRONICS - 0.5%
Litton Industries, Inc. (a)  108,100  6,215,750
Raytheon Company:
 Class A  53,878  2,656,859
 Class B  247,000  12,473,500
  21,346,109
SHIP BUILDING & REPAIR - 0.0%
Avondale Industries, Inc. (a)  20,500  608,594
TOTAL AEROSPACE & DEFENSE   40,427,234
BASIC INDUSTRIES - 2.4%
CHEMICALS & PLASTICS - 1.7%
Dow Chemical Co.   295,800  30,023,700
Lubrizol Corp.   133,200  4,911,750
Millennium Chemicals, Inc.   379,000  8,930,188
Raychem Corp.   458,800  19,757,075
Union Carbide Corp.   223,200  9,583,650
  73,206,363
METALS & MINING - 0.1%
Aluminum Co. of America  101,400  7,136,025
PACKAGING & CONTAINERS - 0.6%
Owens-Illinois, Inc. (a)  655,300  24,860,444
TOTAL BASIC INDUSTRIES   105,202,832
CONSTRUCTION & REAL ESTATE - 0.7%
BUILDING MATERIALS - 0.0%
Vulcan Materials Co.   25,700  2,624,613
CONSTRUCTION - 0.7%
Centex Corp.   75,700  4,764,369
D.R. Horton, Inc.   189,224  3,287,767
Fleetwood Enterprises, Inc.   351,981  14,937,194
Kaufman & Broad Home Corp.   260,500  5,844,969
U.S. Home Corp. (a)  19,700  773,225
  29,607,524
TOTAL CONSTRUCTION & REAL ESTATE   32,232,137
DURABLES - 2.6%
AUTOS, TIRES, & ACCESSORIES - 2.4%
Cummins Engine Co., Inc.   121,200  7,158,375
Discount Auto Parts, Inc. (a)  44,600  852,975
Eaton Corp.   187,300  16,716,525
Federal-Mogul Corp.   60,200  2,438,100
Ford Motor Co.   363,900  17,717,381
General Motors Corp.   844,890  51,221,456
Goodyear Tire & Rubber Co.   59,700  3,798,413
Superior Industries International, Inc.   211,800  5,678,888
  105,582,113
TEXTILES & APPAREL - 0.2%
Arena Brands Holdings Corp.
 Class B (a)  8,445  341,094
Burlington Industries, Inc. (a)  291,900  4,031,869
Liz Claiborne, Inc.   87,800  3,671,138
  8,044,101
TOTAL DURABLES   113,626,214

 SHARES VALUE (NOTE 1)
ENERGY - 7.7%
ENERGY SERVICES - 1.1%
BJ Services Co. (a)  211,900 $ 15,243,556
ENSCO International, Inc.   339,100  11,359,850
McDermott International, Inc.   267,000  9,778,875
Tidewater, Inc.   220,400  12,149,550
  48,531,831
OIL & GAS - 6.6%
Atlantic Richfield Co.   525,700  42,121,713
British Petroleum PLC ADR  2,924  233,006
Burlington Resources, Inc.   614,530  27,538,626
Chevron Corp.   641,600  49,403,200
Enron Oil & Gas Co.   31,400  665,288
Kerr-McGee Corp.   67,700  4,286,256
Mobil Corp.   739,800  53,404,313
Occidental Petroleum Corp.   519,200  15,219,050
Royal Dutch Petroleum Co. Ord.   119,200  6,546,736
Royal Dutch Petroleum Co.   604,100  32,734,669
Texaco, Inc.   724,800  39,411,000
Tosco Corp.   545,700  20,634,281
Valero Energy Corp.   53,200  1,672,475
  293,870,613
TOTAL ENERGY   342,402,444
FINANCE - 15.9%
BANKS - 3.9%
BankAmerica Corp.   711,100  51,910,300
Bankers Trust New York Corp.   149,600  16,820,650
Chase Manhattan Corp.  442,400  48,442,800
Citicorp  153,900  19,458,731
First Union Corp.   387,506  19,859,683
Republic New York Corp.   122,600  13,999,388
  170,491,552
CLOSED END INVESTMENT COMPANY - 0.0%
First NIS Regional Fund (a)  114,100  1,882,650
CREDIT & OTHER FINANCE - 0.3%
First of America Bank Corp.   131,500  10,141,938
Green Tree Financial Corp.   102,800  2,692,075
  12,834,013
FEDERAL SPONSORED CREDIT - 2.8%
Freddie Mac  1,123,800  47,129,363
Fannie Mae  1,318,390  75,230,629
  122,359,992
INSURANCE - 8.0%
Allmerica Financial Corp.   114,900  5,737,819
Allstate Corp.   663,300  60,277,388
American International Group, Inc.   574,700  62,498,625
CIGNA Corp.   210,200  36,377,738
Conseco, Inc.   797,900  36,254,581
Financial Security Assurance
 Holdings Ltd.   37,300  1,799,725
General Re Corp.   60,100  12,741,200
Hartford Financial Services Group, Inc.   118,000  11,040,375
ING Groep NV sponsored ADR  4,145  175,385
Loews Corp.   89,300  9,476,963
MGIC Investment Corp.   300,800  20,003,200
Old Republic International Corp.   122,100  4,540,594
Orion Capital Corp.   40,800  1,894,650
PMI Group, Inc.   143,900  10,405,769
Provident Companies, Inc.   16,600  641,175
Reliastar Financial Corp.   79,870  3,289,646
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Torchmark Corp.   325,200 $ 13,678,725
Travelers Property Casualty Corp. Class A 61,400 2,701,600 Travelers Group, Inc. (The) 1,099,200 59,219,400
  352,754,558
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   118,800  11,620,125
SECURITIES INDUSTRY - 0.6%
Lehman Brothers Holdings, Inc.   562,400  28,682,400
TOTAL FINANCE   700,625,290
HEALTH - 3.2%
DRUGS & PHARMACEUTICALS - 2.0%
Bristol-Myers Squibb Co.   80,300  7,598,388
Merck & Co., Inc.   92,700  9,849,375
Pfizer, Inc.   292,100  21,779,706
Schering-Plough Corp.   784,300  48,724,638
  87,952,107
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
Allegiance Corp.   13,180  467,066
Biomet, Inc.   223,500  5,727,188
Guidant Corp.   169,000  10,520,250
  16,714,504
MEDICAL FACILITIES MANAGEMENT - 0.8%
Coram Healthcare Corp. (a)  6,391  21,570
FPA Medical Management, Inc. (a)  296,200  5,516,725
Lincare Holdings, Inc. (a)  100,000  5,700,000
United HealthCare Corp.   350,100  17,395,594
Wellpoint Health Networks, Inc. (a)  150,000  6,337,500
  34,971,389
TOTAL HEALTH   139,638,000
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.  216,300  6,516,038
INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%
ELECTRICAL EQUIPMENT - 0.5%
General Electric Co.   255,100  18,717,963
Grainger (W.W.), Inc.   21,100  2,050,656
Scientific-Atlanta, Inc.   128,600  2,154,050
  22,922,669
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
Case Corp.   258,300  15,611,006
Caterpillar, Inc.   475,000  23,067,188
Ingersoll-Rand Co.   467,100  18,917,550
  57,595,744
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   79,500  2,941,500
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   83,459,913
MEDIA & LEISURE - 0.4%
BROADCASTING - 0.1%
Orion Network Systems, Inc.
 warrants 1/15/07 (a)  860  11,180
Orion Network Systems, Inc.
 warrants 1/15/07 (a)  2,920  32,120
Tele-Communications, Inc.
 (TCI Ventures Group), Series A  130,356  3,690,704
  3,734,004

 SHARES VALUE (NOTE 1)
LODGING & GAMING - 0.0%
Bally Gaming International, Inc.
 warrants 7/29/98 (a)  38,400 $ 28,800
Fitzgeralds South, Inc.
 warrants 3/15/99 (a)(e)  420  -
Rio Hotel & Casino, Inc. (a)  20,600  432,600
  461,400
PUBLISHING - 0.1%
Cognizant Corp.   84,200  3,752,163
US WEST Media Group (a)  33,300  961,538
  4,713,701
RESTAURANTS - 0.2%
Brinker International, Inc. (a)  93,800  1,500,800
Papa John's International, Inc. (a)  23,600  823,050
Wendy's International, Inc.   218,900  5,267,281
  7,591,131
TOTAL MEDIA & LEISURE   16,500,236
NONDURABLES - 2.3%
BEVERAGES - 0.1%
Coors (Adolph) Co. Class B  106,800  3,551,100
PepsiCo, Inc.   32,100  1,169,644
  4,720,744
FOODS - 0.2%
Dean Foods Co.   116,200  6,913,900
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   34,500  1,000,500
TOBACCO - 2.0%
Philip Morris Companies, Inc.   1,310,400  59,377,500
RJR Nabisco Holdings Corp.   807,630  30,286,125
  89,663,625
TOTAL NONDURABLES   102,298,769
RETAIL & WHOLESALE - 5.2%
APPAREL STORES - 0.3%
Gap, Inc.   114,900  4,071,769
TJX Companies, Inc.   260,000  8,937,500
  13,009,269
GENERAL MERCHANDISE STORES - 1.8%
Federated Department Stores, Inc. (a)  311,300  13,405,356
Wal-Mart Stores, Inc.   1,634,300  64,452,706
  77,858,062
GROCERY STORES - 0.3%
Safeway, Inc. (a)  204,000  12,903,000
RETAIL & WHOLESALE, MISCELLANEOUS - 2.8%
Home Depot, Inc.   1,013,100  59,646,263
Lowe's Companies, Inc.   381,000  18,168,938
Officemax, Inc. (a)  404,500  5,764,125
Office Depot, Inc. (a)  127,400  3,049,638
Staples, Inc. (a)  169,000  4,689,750
Tandy Corp.   581,500  22,424,094
Toys "R" Us, Inc. (a)  338,600  10,644,738
  124,387,546
TOTAL RETAIL & WHOLESALE   228,157,877
SERVICES - 0.4%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   27,250  1,357,391
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   24,800  923,800
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
SERVICES - 0.4%
Cendant Corp. (a)  513,667 $ 17,657,288
TOTAL SERVICES   19,938,479
TECHNOLOGY - 6.1%
COMMUNICATIONS EQUIPMENT - 0.6%
Globalstar Telecommunications Ltd.
 warrants 2/15/04 (a)  1,410  155,100
Lucent Technologies, Inc.   320,000  25,560,000
  25,715,100
COMPUTER SERVICES & SOFTWARE - 0.5%
Microsoft Corp. (a)  97,500  12,601,875
Paychex, Inc.   75,900  3,842,438
Policy Management Systems Corp. (a)  94,400  6,566,700
  23,011,013
COMPUTERS & OFFICE EQUIPMENT - 3.7%
Bay Networks, Inc. (a)  84,300  2,154,919
Compaq Computer Corp.   619,000  34,934,813
Digital Equipment Corp. (a)  296,300  10,963,100
Hewlett-Packard Co.   127,300  7,956,250
Ingram Micro, Inc. Class A (a)  25,600  745,600
International Business Machines Corp.   643,000  67,233,688
Quantum Corp. (a)  30,200  605,888
SCI Systems, Inc. (a)  587,100  25,575,544
Tech Data Corp. (a)  151,500  5,889,563
Xerox Corp.   101,400  7,484,588
  163,543,953
ELECTRONIC INSTRUMENTS - 0.0%
Applied Materials, Inc. (a)  39,600  1,192,950
ELECTRONICS - 1.3%
AMP, Inc.   392,400  16,480,800
Intel Corp.   180,100  12,652,025
Molex, Inc.   98,625  2,835,469
Solectron Corp. (a)  607,700  25,257,531
  57,225,825
TOTAL TECHNOLOGY   270,688,841
TRANSPORTATION - 1.2%
AIR TRANSPORTATION - 1.2%
AMR Corp. (a)   352,400  45,283,400
Northwest Airlines Corp. Class A (a)  33,000  1,579,875
US Airways Group, Inc.   84,500  5,281,250
  52,144,525
TRUCKING & FREIGHT - 0.0%
Roadway Express, Inc.  24,000  531,000
Yellow Corp. (a)  101,800  2,557,725
  3,088,725
TOTAL TRANSPORTATION   55,233,250
UTILITIES - 4.8%
CELLULAR - 0.7%
AirTouch Communications, Inc. (a)  746,600  31,030,563
McCaw International Ltd.
 warrants 4/15/07 (a)(e)  4,850  12,125
  31,042,688
ELECTRIC UTILITY - 1.1%
American Electric Power Co., Inc.   72,500  3,742,813
Dominion Resources, Inc.  149,500  6,363,094
Edison International  270,500  7,354,219

 SHARES VALUE (NOTE 1)
Entergy Corp.   187,600 $ 5,616,275
FPL Group, Inc.   148,100  8,765,669
GPU, Inc.   212,300  8,943,138
Long Island Lighting Co.   162,700  4,901,338
Niagara Mohawk Power Corp. (a)  79,800  837,900
  46,524,446
TELEPHONE SERVICES - 3.0%
AT&T Corp.   1,358,300  83,195,875
Ameritech Corp.  227,700  18,329,850
BellSouth Corp.   280,700  15,806,919
GTE Corp.   150,000  7,837,500
U S WEST Communications Group  160,000  7,220,000
  132,390,144
TOTAL UTILITIES   209,957,278
TOTAL COMMON STOCKS
 (Cost $2,079,214,580)   2,466,904,832
NONCONVERTIBLE PREFERRED STOCKS - 1.4%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
California Federal Preferred
 Capital Corp. 9 1/8%  167,261  4,348,786
Crown America Realty Trust, Series A, 11%  25,058  1,309,281
Walden Residential Properties, Inc.
 9.20%  49,000  1,252,999
  6,911,066
FINANCE - 0.0%
INSURANCE - 0.0%
American Annuity Group Capital
 Trust II 8 3/4%  1,490  1,609,568
SIG Capital Trust I 9 1/2%  500  526,104
  2,135,672
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp.
 12 1/8%, pay-in-kind (e)  2,509  2,584,291
MEDIA & LEISURE - 0.9%
BROADCASTING - 0.8%
Adelphia Communications Corp. $13  11,243  1,332,296
American Radio Systems Corp.
 11 3/8%, pay-in-kind  27,126  3,038,112
Cablevision System Corp. 11 1/8%,
 depositary shares pay-in-kind  72,968  8,427,804
Capstar Broadcasting Partners, Inc.
 12%, pay-in-kind  2,910  316,099
Chancellor Media Corp.:
 12%, pay-in-kind (e)  19,323  2,202,822
 Series A, $12.25 (a)  11,863  1,637,094
Granite Broadcasting Corp.
 12 3/4%, pay-in-kind  2,066  2,293,260
SFX Broadcasting, Inc. 12 5/8%  25,367  2,904,522
Sinclair Capital 11 5/8%  28,380  3,107,610
Time Warner, Inc., Series M,
 10 1/4%, pay-in-kind  8,301  9,317,873
  34,577,492
PUBLISHING - 0.1%
Primedia, Inc. Series D, $10   31,050  3,244,725
TOTAL MEDIA & LEISURE   37,822,217
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Revlon Group, Inc., Series B, 14 7/8%  5,100 $ 515,100
RETAIL & WHOLESALE - 0.0%
GROCERY STORES - 0.0%
Supermarkets General Holdings Corp.
 $3.52, pay-in-kind   20,000  240,000
TECHNOLOGY - 0.0%
COMMUNICATIONS EQUIPMENT - 0.0%
Intermedia Communications, Inc.
 13 1/2%, pay-in-kind  1,490  1,825,250
UTILITIES - 0.2%
TELEPHONE SERVICES - 0.2%
Hyperion Telecommunications, Inc.
 12 7/8%, pay-in-kind (Reg.)  1,919  1,933,393
IXC Communications, Inc. 12 1/2%,
 pay-in-kind (e)  1,473  1,723,410
NEXTLINK Communications, Inc.
 14%, pay-in-kind  48,689  3,043,063
Winstar Communications, Inc.
 14 1/2% (a)(e)  3,166  3,308,470
  10,008,336
TOTAL NONCONVERTIBLE PREFERRED STOCKS
 (Cost $57,682,976)   62,041,932
NONCONVERTIBLE BONDS - 18.9%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED)(D) AMOUNT
AEROSPACE & DEFENSE - 0.2%
AEROSPACE & DEFENSE - 0.0%
Be Aerospace, Inc.
 9 7/8%, 2/1/06 B2 $ 270,000  284,850
Wyman-Gordon Co.
 8%, 12/15/07 Ba2  200,000  201,500
  486,350
DEFENSE ELECTRONICS - 0.1%
Raytheon Co.
 6.45%, 8/15/04 Baa1  5,940,000  5,969,165
Tracor, Inc.
 8 1/2%, 3/1/07 B1  1,170,000  1,187,550
  7,156,715
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.
 9 1/4%, 12/1/06 B1  3,830,000  4,050,225
TOTAL AEROSPACE & DEFENSE   11,693,290
BASIC INDUSTRIES - 0.2%
CHEMICALS & PLASTICS - 0.1%
Acetex Corp. yankee
 9 3/4%, 10/1/03 B1  750,000  772,500
General Chemical Corp.
 9 1/4%, 8/15/03 B2  1,320,000  1,366,200

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
Huntsman Corp.
 9 1/2%, 7/1/07 (e) B2 $ 2,100,000 $ 2,205,000
Sterling Chemicals, Inc.
 11 1/4%, 4/1/07 B3  1,800,000  1,800,000
  6,143,700
PACKAGING & CONTAINERS - 0.1%
BWAY Corp. 10 1/4%,
 4/15/07 (e) B2  1,120,000  1,222,200
U.S. Can Corp.
 10 1/8%, 10/15/06 B2  590,000  619,500
  1,841,700
PAPER & FOREST PRODUCTS - 0.0%
Omega Cabinets Ltd.
 10 1/2%, 6/15/07 (e) B3  1,280,000  1,328,000
TOTAL BASIC INDUSTRIES   9,313,400
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Nortek, Inc.:
 9 1/4%, 3/15/07 B1  790,000  805,800
 9 1/8%, 9/1/07 B1  1,800,000  1,822,500
  2,628,300
CONSTRUCTION - 0.0%
U.S. Home Corp.
 8.88%, 8/15/07 B1  1,660,000  1,693,200
TOTAL CONSTRUCTION & REAL ESTATE   4,321,500
DURABLES - 0.5%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Aftermarket Technology Corp.
 12%, 8/1/04 B3  1,313,000  1,457,430
Blue Bird Body Co.
 10 3/4%, 11/15/06 B2  1,545,000  1,660,875
United Auto Group, Inc.
 11%, 7/15/07 (e) B3  750,000  742,500
  3,860,805
HOME FURNISHINGS - 0.0%
Sealy Mattress Co. 9 7/8%,
 12/15/07 (e) B3  100,000  102,500
TEXTILES & APPAREL - 0.4%
Dyersburg Corp., Series B,
 9 3/4%, 9/1/07 B2  1,120,000  1,173,200
GFSI, Inc. 9 5/8%, 3/1/07 B3  1,540,000  1,586,200
Levi Strauss & Co.
 7%, 11/1/06 (e) Baa2  7,700,000  7,879,949
Nine West Group, Inc.
 9%, 8/15/07 (e) Ba3  4,160,000  3,962,400
Pillowtex Corp. 9%,
 12/15/07 (e) B2  80,000  82,000
Worldtex, Inc. 9 5/8%,
 12/15/07 (e) B1  1,960,000  2,009,000
  16,692,749
TOTAL DURABLES   20,656,054
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
ENERGY - 0.4%
COAL - 0.1%
AEI Holding, Inc.
 10%, 11/15/07 (e) B2 $ 1,680,000 $ 1,730,400
Anker Coal Group, Inc.
 9 3/4%, 10/1/07 (e) B3  2,470,000  2,457,650
  4,188,050
ENERGY SERVICES - 0.0%
Newpark Resources, Inc.
 8 5/8%, 12/15/07 (e) B2  290,000  294,350
OIL & GAS - 0.3%
Belden & Blake Corp.
 9 7/8%, 6/15/07 B3  560,000  565,600
Flores & Rucks, Inc.
 9 3/4%, 10/1/06 B3  1,780,000  1,953,550
Occidental Petroleum Corp.:
 10.94%, 5/17/00 Baa3  2,700,000  2,978,424
 6.39%, 11/9/00 Baa3  1,000,000  1,004,450
 8 1/2%, 11/9/01 Baa2  1,251,000  1,346,089
Ocean Energy, Inc.
 8 7/8%, 7/15/07 B3  930,000  988,125
Pennzoil Co.
 9 5/8%, 11/15/99 Baa3  2,260,000  2,386,311
Petsec Energy, Inc.
 9 1/2%, 6/15/07 B3  480,000  492,600
  11,715,149
TOTAL ENERGY   16,197,549
FINANCE - 7.5%
ASSET-BACKED SECURITIES - 1.8%
Airplanes Pass Through Trust
 Class D 10 7/8%, 3/15/19  Ba2  5,040,000  5,632,200
Caterpillar Financial Asset
 Trust 6.55%, 5/22/02  A3  880,000  885,638
CPS Auto Grantor Trust
 6.55%, 12/15/02  Aaa  2,863,688  2,875,321
Capita Equipment Receivables
 Trust 6.48%, 10/15/06  Baa2  2,950,000  2,922,624
Contimortgage Home Equity
 Loan Trust 6.26%, 7/15/12  Aaa  4,790,000  4,792,245
Dayton Hudson Credit Card
 Master Trust 6 1/4%,
 8/25/05  Aaa  4,800,000  4,803,696
Ford Credit Auto Owner Trust
 6.40%, 5/15/02  A1  3,120,000  3,131,856
Green Tree Financial Corp.:
 6 1/2%, 6/15/27  Aaa  1,800,000  1,803,366
 6.80%, 6/15/27  Aaa  1,900,000  1,916,017
 6.45%, 9/15/28  Aaa  3,640,000  3,667,584
 6.68%, 1/15/29  AAA  6,680,000  6,753,012
Key Plastics, Inc.
 10 1/4%, 3/15/07  A2  3,730,000  3,728,834
MBNA Master Credit Card
 Trust II 6.55%, 1/15/07 Aaa  9,440,000  9,616,622

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
Olympic Automobile Receivables
 Trust:
  6.40%, 9/15/01  Aaa $ 4,550,000 $ 4,530,688
  6.70%, 3/15/02  Aaa  2,150,000  2,175,531
Premier Auto Trust:
 8.05%, 4/4/00  Aaa  6,444,936  6,502,336
 6%, 5/6/00  Aaa  2,320,000  2,318,538
 6.34%, 1/6/03 Aaa  7,310,000  7,344,211
WFS Financial Owner Trust
 6.55%, 10/20/04  Aaa  4,430,000  4,431,827
  79,832,146
BANKS - 1.8%
ABN Amro Bank NV
 6 5/8%, 10/31/01 Aa3  7,000,000  7,084,490
Banc One Corp.:
 6.70%, 3/24/00 Aa3  4,500,000  4,549,005
 6 1/4%, 9/1/00 Aa3  4,770,000  4,775,963
BanPonce Financial Corp.
 7.72%, 4/13/00 A3  2,000,000  2,057,260
BanPonce Corp.
 6.665%, 3/5/01 A3  4,450,000  4,484,265
Bankers Trust Co. 5.96%,
 7/21/98 (g) A1  11,000,000  10,995,599
Capital One Bank:
 6.74%, 5/31/99 Baa3  4,000,000  4,039,240
 7.20%, 7/19/99 Baa3  8,000,000  8,111,040
 6.42%, 11/12/99 Baa3  4,900,000  4,914,994
 8 1/8%, 3/1/00 Baa3  1,500,000  1,554,810
Den Danske Bank AS 7.40%,
 6/15/10 (e)(g) A1  4,580,000  4,745,155
Morgan Stanley Dean Witter
 Discover & Co. 5.68%,
 1/15/99 (g) A1  10,500,000  10,500,000
NB Capital Trust IV
 8 1/4%, 4/15/27 A1  2,650,000  2,891,839
Provident Bank
 6 1/8%, 12/15/00 A3  1,740,000  1,731,874
Signet Banking Corp.
 9 5/8%, 6/1/99 A2  790,000  825,131
Summit Bancorp.
 8 5/8%, 12/10/02 BBB  1,730,000  1,887,897
Union Planters National Bank
 6.81%, 8/20/01 A3  3,500,000  3,552,500
  78,701,062
CREDIT & OTHER FINANCE - 3.1%
AT&T Capital Corp.:
 6.39%, 1/22/99 Baa3  1,520,000  1,526,536
 6.26%, 2/18/99 Baa3  8,000,000  8,021,040
 6.41%, 8/13/99 Baa3  7,500,000  7,529,250
 6.16%, 12/3/99 Baa3  2,750,000  2,746,865
Advanced Accessory Systems
 LLC/AAC Capital Corp.
 9 3/4%, 10/1/07 (e) B3  1,110,000  1,093,350
Ahmanson Capital Trust I
 8.36%, 12/1/26 (e) Baa3  4,250,000  4,624,765
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
BCH Cayman Islands Ltd.
 yankee 7.70%, 7/15/06 A3 $ 950,000 $ 998,745
BanPonce Trust I
 8.327%, 2/1/27 (e) Baa1  6,450,000  6,895,695
CIT Group Holdings, Inc.
 6 1/4%, 10/4/99 Aa3  6,500,000  6,514,300
Chrysler Financial Corp.
 6 3/8%, 1/28/00 A3  7,600,000  7,636,404
Finova Capital Corp.:
 6.44%, 11/6/01 Baa1  5,500,000  5,547,520
 6.12%, 5/28/02 Baa1  2,000,000  1,990,860
First Security Capital I
 8.41%, 12/15/26 A3  1,690,000  1,847,897
Ford Motor Credit Co.:
 5.73%, 2/23/00 A1  3,250,000  3,224,228
 6.65%, 5/22/00 A1  9,000,000  9,098,370
 5.68%, 2/15/01 A1  5,000,000  4,926,850
 6.57%, 3/19/01 A1  700,000  707,168
 7%, 9/25/01 A1  12,500,000  12,810,625
General Electric Capital Corp.
 6.94%, 4/13/09 (h) Aaa  7,000,000  7,072,100
General Motors Acceptance Corp.
 6 3/4%, 7/10/02 A3  7,990,000  8,138,614
Greenpoint Capital Trust I
 9.10%, 6/1/27 Ba1  1,200,000  1,321,500
Heller Financial, Inc.
 7 7/8%, 11/1/99 A2  5,050,000  5,181,805
Household Finance Corp.
 5.888%, 6/4/98 (g) -  12,500,000  12,500,000
KeyCorp Institutional Capital
 Series A, 7.826%, 12/1/26 A1  3,600,000  3,734,784
Nordstrom Credit, Inc.
 7 1/4%, 4/30/02 A2  3,500,000  3,645,495
Unicco Services Co./
 Unicco Finance Corp.
 9 7/8%, 10/15/07 (e) B3  1,580,000  1,580,000
U.S. West Capital Funding,
 Inc. 6.95%, 1/15/37 Baa1  3,730,000  3,842,161
  134,756,927
INSURANCE - 0.2%
Reliance Group
 9 3/4%, 11/15/03 B1  3,390,000  3,567,975
SunAmerica, Inc.
 6.20%, 10/31/99 Baa1  5,500,000  5,501,815
  9,069,790
SAVINGS & LOANS - 0.4%
Chevy Chase Savings Bank FSB:
 9 1/4%, 12/1/05 B1  850,000  875,500
 9 1/4%, 12/1/08 B1  1,560,000  1,606,800
First Nationwide Parent
 Holdings Ltd.
 12 1/2%, 4/15/03 B3  3,530,000  4,015,375

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
Great West Financial Trust II
 8.206%, 2/1/27 A3 $ 3,780,000 $ 4,009,144
Great Western Financial Corp.
 8.60%, 2/1/02 A3  2,000,000  2,163,740
Home Savings of America
 FSB 6 1/2%, 8/15/04 A3  2,830,000  2,842,820
Long Island Savings Bank FSB
 7%, 6/13/02 Baa3  2,500,000  2,537,500
  18,050,879
SECURITIES INDUSTRY - 0.2%
Merrill Lynch & Co., Inc.
 5.95%, 7/28/98 (g) -  10,500,000  10,500,000
TOTAL FINANCE   330,910,804
HEALTH - 0.5%
DRUGS & PHARMACEUTICALS - 0.0%
ICN Pharmaceuticals, Inc.,
 Series B, 9 1/4%, 8/15/05 B1  810,000  858,600
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Graham-Field Health Products,
 Inc. 9 3/4%, 8/15/07 (e) B3  2,440,000  2,562,000
McKesson Corp.
 6.60%, 3/1/00 A3  4,570,000  4,616,751
  7,178,751
MEDICAL FACILITIES MANAGEMENT - 0.3%
Integrated Health Services,
 Inc. (e):
  9 1/2%, 9/15/07  B2  2,710,000  2,791,300
  9 1/4%, 1/15/08  B2  3,850,000  3,927,000
Tenet Healthcare Corp.
 8 5/8%, 1/15/07 Ba3  4,240,000  4,367,200
Vencor, Inc. 8 5/8%, 7/15/07 B1  1,880,000  1,875,300
  12,960,800
TOTAL HEALTH   20,998,151
HOLDING COMPANIES - 0.1%
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa1  6,610,000  6,986,373
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.0%
Echostar Communications Corp.
 secured discount 0%,
 6/1/04 (c) B2  1,290,000  1,180,350
Motors & Gears, Inc. 10 3/4%,
 11/15/06 (e) B3  430,000  456,875
  1,637,225
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Bucyrus International, Inc.
 9 3/4%, 9/15/07 B1  2,200,000  2,216,500
Continental Global Group, Inc.
 11%, 4/1/07 B2  730,000  777,450
Exide Corp. 10%, 4/15/05 B1  825,000  866,250
Goss Graphic System, Inc.
 12%, 10/15/06 B2  1,890,000  2,135,700
Roller Bearing Holdings, Inc.
 0%, 6/15/09 (c)(e) -  3,550,000  2,165,500
  8,161,400
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.2%
Allied Waste North America
 10 1/4%, 12/1/06 B2 $ 1,990,000 $ 2,184,025
Envirosource, Inc. 9 3/8%,
 6/15/03 (e) B3  870,000  879,788
WMX Technologies, Inc.
 7.10%, 8/1/26 Baa1  4,610,000  4,767,478
  7,831,291
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   17,629,916
MEDIA & LEISURE - 3.7%
BROADCASTING - 2.6%
ACME Television/ACME
 Financial Corp. 0%,
 9/30/04 (c)(e) B3  1,740,000  1,281,075
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B3  6,111,175  5,994,696
 9 7/8%, 3/1/07 B3  1,350,000  1,427,625
Ascent Entertainment Group, Inc.
 0%, 12/15/04 (c)(e) B3  1,560,000  900,900
Cablevision System Corp.:
 9 1/4%, 11/1/05 B1  1,370,000  1,452,200
 9 7/8%, 5/15/06 B1  1,330,000  1,472,975
 7 7/8%, 12/15/07 Ba2  1,610,000  1,636,163
 9 7/8%, 2/15/13 B1  340,000  372,300
Capstar Broadcasting
 Partners, Inc.:
  9 1/4%, 7/1/07 B2  3,360,000  3,456,600
  0%, 2/1/09 (c) B3  1,230,000  888,675
Century Communications Corp.
 8 3/4%, 10/1/07 Ba3  2,840,000  2,896,800
Chancellor Radio Broadcasting
 Company 8 1/8%,
 12/15/07 (e) -  4,380,000  4,292,400
Citadel Broadcasting Co.
 10 1/4%, 7/1/07 (e) B3  650,000  703,625
Comcast UK Cable Partners Ltd.
 0%, 11/15/07 (c) B2  2,420,000  1,954,150
Continental Cablevision, Inc.:
 8 5/8%, 8/15/03 Baa3  2,790,000  3,031,670
 8.30%, 5/15/06 Baa3  2,605,000  2,843,123
 9%, 9/1/08 Baa3  2,630,000  3,038,492
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (c) B3  1,030,000  867,775
Fox Kids Worldwide, Inc.
 0%, 11/1/07 (c)(e) B1  2,620,000  1,552,350
Fox/Liberty Networks LLC/FLN
 Finance, Inc. 0%,
 8/15/07 (c)(e) B1  1,710,000  1,094,400
Frontiervision Operating
 Partners LP/Frontiervision
 Capital Corp.:
  11%, 10/15/06 B3  3,460,000  3,818,975
  0%, 9/15/07 (c) Caa  3,020,000  2,166,850

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3 $ 1,460,000 $ 1,529,350
 9 3/8%, 12/1/05 B3  2,355,000  2,384,438
Hearst-Argyle Television, Inc.
 7 1/2%, 11/15/27 Baa3  5,060,000  5,134,483
Intermedia Capital Partners IV
 LP/Intermedia Partners IV
 Capital Corp. 11 1/4%,
 8/1/06 B2  1,362,000  1,513,523
International Cabletel, Inc.
 0%, 2/1/06 (c) B3  1,480,000  1,154,400
Iridium LLC/Iridium Capital
 Corp.:
  11 1/4%, 7/15/05 (e) B3  1,350,000  1,329,750
  14%, 7/15/05 B3  540,000  587,250
Lenfest Communications, Inc.
 8 3/8%, 11/1/05 Ba3  2,030,000  2,093,438
NTL, Inc. 10%, 2/15/07 B3  2,480,000  2,610,200
Olympus Communications LP/
 Olympus Capital Corp.
 10 5/8%, 11/15/06 B1  1,160,000  1,284,700
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07 B2  860,000  971,800
 0%, 1/15/07 (c) B2  2,050,000  1,522,125
Pegasus Communications Corp.
 9 5/8%, 10/15/05 (e) B3  945,000  963,900
Rogers Cablesystems Ltd.
 yankee 11%, 12/1/15 B2  1,800,000  2,079,000
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  930,000  1,023,000
Sinclair Broadcast Group, Inc.
 8 3/4%, 12/15/07 B2  2,540,000  2,540,000
TCI Communications, Inc.
 6.46%, 3/6/00 Ba1  6,570,000  6,550,881
TCI Communications Financing III
 9.65%, 3/31/27 Ba3  5,120,000  5,907,200
Tele Communications, Inc.
 9 1/4%, 4/15/02 Ba1  3,000,000  3,293,010
Telemundo Group, Inc.
 7%, 2/15/06 (h) B1  4,170,000  4,378,500
Telewest PLC 0%, 10/1/07 (c) B1  4,860,000  3,766,500
Time Warner, Inc.:
 7.95%, 2/1/00 Ba1  7,810,000  8,050,079
 7 3/4%, 6/15/05 Ba1  2,150,000  2,267,691
 8.18%, 8/15/07 Ba1  5,250,000  5,722,500
  115,801,537
ENTERTAINMENT - 0.4%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 B2  4,080,000  4,233,000
Ameristar Casinos, Inc.
 10 1/2%, 8/1/04 B3  1,290,000  1,302,900
Bally Total Fitness Holding Corp.
 9 7/8%, 10/15/07 (e) B3  2,910,000  2,953,650
Livent, Inc. 9 3/8%,
 10/15/04 (e) B1  2,080,000  2,080,000
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - CONTINUED
Viacom, Inc.:
 7 3/4%, 6/1/05 Ba2 $ 3,340,000 $ 3,431,316
 8%, 7/7/06 B1  4,180,000  4,195,675
  18,196,541
LODGING & GAMING - 0.3%
American Skiing Co.
 12%, 7/15/06 B3  2,600,000  2,879,500
Courtyard by Marriott II LP/
 Courtyard II Finance Co.,
 Series B, 10 3/4%, 2/1/08 B-  1,190,000  1,309,000
HMC Acquisition Properties, Inc.
 9%, 12/15/07 Ba3  4,730,000  4,966,500
HMH Properties, Inc.:
 9 1/2%, 5/15/05 Ba3  1,620,000  1,723,275
 8 7/8%, 7/15/07 Ba3  1,820,000  1,906,450
Sun International Hotels Ltd./
 Sun International North
 America, Inc. yankee
 9%, 3/15/07 Ba3  1,810,000  1,864,300
  14,649,025
PUBLISHING - 0.2%
Big Flower Press Holdings, Inc.
 8 7/8%, 7/1/07 (e) B2  1,170,000  1,175,850
Garden State Newspapers, Inc.
 8 3/4%, 10/1/09 (e) B1  2,620,000  2,629,825
News America Holdings, Inc.
 8 1/2%, 2/15/05 Baa3  2,080,000  2,280,949
Sun Media Corp. yankee:
 9 1/2%, 2/15/07 B3  900,000  967,500
 9 1/2%, 5/15/07 B3  370,000  397,750
  7,451,874
RESTAURANTS - 0.2%
Foodmaker, Inc.
 9 3/4%, 6/1/02 B2  2,630,000  2,708,900
Host Marriott Travel Plazas,
 Inc. 9 1/2%, 5/15/05 Ba3  5,500,000  5,843,750
  8,552,650
TOTAL MEDIA & LEISURE   164,651,627
NONDURABLES - 0.6%
AGRICULTURE - 0.0%
Windy Hill Pet Food, Inc.
 9 3/4%, 5/15/07 B3  1,140,000  1,185,600
FOODS - 0.2%
Chiquita Brands International,
 Inc. 9 5/8%, 1/15/04 B1  1,980,000  2,098,800
ConAgra, Inc.
 7 1/8%, 10/1/26 Baa1  4,250,000  4,513,458
  6,612,258
HOUSEHOLD PRODUCTS - 0.1%
Playtex Products, Inc.
 8 7/8%, 7/15/04 B1  1,470,000  1,488,375
Revlon Consumer Products
 Corp. 10 1/2%, 2/15/03 B3  4,120,000  4,336,300
  5,824,675

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
TOBACCO - 0.3%
Philip Morris Companies, Inc.:
 7 1/4%, 9/15/01 A2 $ 4,600,000 $ 4,712,930
 7%, 7/15/05 A2  4,710,000  4,801,186
 6.95%, 6/1/06 A2  4,420,000  4,577,617
  14,091,733
TOTAL NONDURABLES   27,714,266
RETAIL & WHOLESALE - 1.4%
APPAREL STORES - 0.1%
AnnTaylor, Inc.
 8 3/4%, 6/15/00 B3  2,630,000  2,616,850
Lamonts Apparel, Inc.
 10 1/4%, 11/1/99
 pay-in-kind (e)(i) -  2,816,000  105,600
Specialty Retailers, Inc.
 8 1/2%, 7/15/05 Ba3  810,000  826,200
  3,548,650
GENERAL MERCHANDISE STORES - 0.8%
Dayton Hudson Corp.:
 6.80%, 10/1/01 Baa1  4,000,000  4,060,200
 7 1/2%, 7/15/06 Baa1  3,500,000  3,715,985
Federated Department Stores,
 Inc.:
  10%, 2/15/01 Baa2  8,830,000  9,699,755
  8 1/8%, 10/15/02 Baa2  1,510,000  1,610,944
  6.79%, 7/15/27 Baa2  3,000,000  3,080,310
K mart Corp.:
 12 1/2%, 3/1/05 Ba3  2,020,000  2,469,450
 7 3/4%, 10/1/12 Ba3  240,000  233,400
 8 1/4%, 1/1/22 Ba3  1,790,000  1,767,625
Parisian, Inc.
 9 7/8%, 7/15/03 B1  2,120,000  2,268,400
Penney (J.C.) Co., Inc.
 6.95%, 4/1/00 A2  4,300,000  4,369,316
  33,275,385
GROCERY STORES - 0.5%
Ameriserve Food Distribution,
 Inc. 8 7/8%, 10/15/06 B1  3,290,000  3,322,900
Di Giorgio Corp.
 10%, 6/15/07 B3  790,000  776,175
Fleming Companies, Inc.
 10 5/8%, 7/31/07 (e) B3  1,830,000  1,930,650
Kroger Co. 8.15%, 7/15/06 Baa3  2,250,000  2,483,258
Mrs. Fields Original
 Cookies, Inc. 10 1/8%,
 12/1/04 (e) B2  1,420,000  1,427,100
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02 Caa  4,080,000  3,335,400
 9 5/8%, 5/1/03 Caa  5,060,000  4,661,525
Pueblo Xtra International, Inc.
 9 1/2%, 8/1/03 B3  3,100,000  2,931,150
Randalls Food Markets, Inc.
 9 3/8%, 7/1/07 (e) B2  2,030,000  2,090,900
  22,959,058
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
J Crew Operating Corp.
 10 3/8%, 10/15/07 (e) B3 $ 510,000 $ 443,700
J Crew Group, Inc. 0%,
 10/15/08 (c)(e) Caa  630,000  274,050
  717,750
TOTAL RETAIL & WHOLESALE   60,500,843
SERVICES - 0.4%
LEASING & RENTAL - 0.3%
PHH Corp. 5.99%, 6/11/98 (g) -  12,500,000  12,498,745
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  1,410,000  1,424,100
SERVICES - 0.1%
Borg-Warner Security Corp.
 9 5/8%, 3/15/07 B3  960,000  1,003,200
Iron Mountain, Inc.
 8 3/4%, 9/30/09 (e) B3  1,530,000  1,560,600
  2,563,800
TOTAL SERVICES   16,486,645
TECHNOLOGY - 0.4%
COMPUTER SERVICES & SOFTWARE - 0.1%
Federal Data Corp.
 10 1/8%, 8/1/05 (e) B3  2,690,000  2,716,900
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Comdisco, Inc.
 6 3/8%, 11/30/01 Baa1  8,300,000  8,300,000
ELECTRONICS - 0.1%
Advanced Micro Devices, Inc.
 11%, 8/1/03 Ba1  1,750,000  1,872,500
Communications Instruments,
 Inc. 10%, 9/15/04 (e) B3  230,000  234,600
Fairchild Semiconductor Corp.:
 10 1/8%, 3/15/07 B2  1,340,000  1,417,050
 11.74%, 3/15/08
  pay-in-kind (f) -  1,866,427  1,829,304  5,353,454
TOTAL TECHNOLOGY   16,370,354
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.3%
Delta Air Lines, Inc.
 9 7/8%, 5/15/00 Baa3  1,500,000  1,616,130
Kitty Hawk, Inc.
 9.95%, 11/15/04 (e) B1  2,455,000  2,528,650
US Air, Inc.:
 9 5/8%, 2/1/01 B3  1,810,000  1,882,400
 10%, 7/1/03 B3  2,200,000  2,288,000
 10 3/8%, 3/1/13 B1  3,340,000  3,715,750
  12,030,930
RAILROADS - 0.0%
Burlington Corp. 7.29%,
 6/1/36 Baa2  3,000,000  3,213,570
TOTAL TRANSPORTATION   15,244,500

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
UTILITIES - 2.2%
CELLULAR - 0.4%
Clearnet Communications, Inc.
 yankee 0%, 12/15/05 (c) B3 $ 2,440,000 $ 1,927,600
Globalstar LP/Globalstar
 Capital C Corp.
 11 3/8%, 2/15/04 B3  550,000  555,500
McCaw International Ltd.
 0%, 4/15/07 (c) CCC  4,850,000  2,813,000
Millicom International Cellular
 SA 0%, 6/1/06 (c) B3  2,250,000  1,642,500
Nextel Communications,
 Inc. (c)(e):
  0%, 9/15/07  B3  881,000  557,233
  0%, 10/31/07  B3  8,840,000  5,359,250
Paging Network, Inc.
 8.875%, 2/1/06 B2  670,000  658,275
Rogers Communications, Inc.
 8 7/8%, 7/15/07 B2  2,520,000  2,520,000
360 Degrees Communications
 Co. 7 1/8%, 3/1/03 Ba1  2,770,000  2,828,890
  18,862,248
ELECTRIC UTILITY - 0.7%
AES Corp. 8 3/8%, 8/15/07 Ba1  1,235,000  1,231,913
Avon Energy Partners Holdings
 6.73%, 12/11/02 (e) Baa2  4,910,000  4,943,879
CalEnergy, Inc.
 9 1/2%, 9/15/06 Ba1  900,000  970,875
Calpine Corp. 8 3/4%,
 7/15/07 (e) Ba3  3,100,000  3,162,000
Hydro-Quebec yankee
 7.40%, 3/28/25 A2  2,620,000  3,185,527
Israel Electric Corp. Ltd. (e):
 yankee 7 7/8%, 12/15/26 A3  1,960,000  2,044,770
 7 3/4%, 12/15/27 A3  5,450,000  5,488,259
Long Island Lighting Co.
 8 5/8%, 4/15/04 Ba1  6,130,000  6,350,374
NIPSCO Capital Markets, Inc.
 7.39%, 4/1/04 Baa1  3,500,000  3,649,013
  31,026,610
TELEPHONE SERVICES - 1.1%
Brooks Fiber Properties, Inc.
 0%, 11/1/06 (c) -  5,220,000  4,176,000
GCI, Inc. 9 3/4%, 8/1/07 B2  440,000  457,600
Hyperion Telecommunications,
 Inc.:
  Series B, 0%, 4/15/03 (c) B  2,300,000  1,667,500
  12 1/4%, 9/1/04 B  2,460,000  2,699,850
ICG Holdings, Inc. (c):
 0%, 9/15/05  -  1,820,000  1,478,750
 0%, 5/1/06 -  940,000  707,350
McLeodUSA, Inc.
 9 1/4%, 7/15/07 (e) B3  1,330,000  1,386,525
NEXTLINK Communications, Inc.
 9 5/8%, 10/1/07 B3  4,440,000  4,573,200
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Netia Holdings BV 0%,
 11/1/07 (c)(e) B3 $ 2,420,000 $ 1,379,400
Qwest Communications
 International, Inc. 0%,
 10/15/07 (c)(e) B2  6,560,000  4,460,800
Teleport Communications
 Group, Inc. 0%, 7/1/07 (c) B1  3,050,000  2,501,000
Transtel SA 12 1/2%,
 11/1/07 (e) B2  1,240,000  1,174,900
Winstar Equipment
 12 1/2%, 3/15/04 B3  3,460,000  3,883,850
WorldCom, Inc.:
 9 3/8%, 1/15/04 Ba1  3,708,000  3,925,919
 8 7/8%, 1/15/06 Ba1  3,139,000  3,377,313
 7 3/4%, 4/1/07 Ba1  7,540,000  8,097,131
  45,947,088
TOTAL UTILITIES   95,835,946
TOTAL NONCONVERTIBLE BONDS
 (Cost $798,223,075)   835,511,218
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 5.4%
U.S. TREASURY OBLIGATIONS - 3.5%
 6 7/8%, 3/31/00 Aaa  3,580,000  3,668,390
 11 7/8%, 11/15/03 Aaa  19,540,000  25,417,241
 7%, 7/15/06 Aaa  4,017,000  4,335,829
 11 3/4%, 2/15/10 (callable) Aaa  26,045,000  34,839,355
 12 3/4%, 11/15/10 (callable)Aaa  12,000,000  17,128,080
 13 7/8%, 5/15/11 (callable) Aaa  25,650,000  39,032,118
 9%, 11/15/18 Aaa  8,240,000  11,131,746
 7 1/4%, 2/15/23 Aaa  7,316,000  8,351,653
 7 5/8%, 2/15/25 Aaa  6,390,000  7,754,840
 6 1/2%, 11/15/26 Aaa  3,055,000  3,261,213
 6 3/8%, 8/15/27 Aaa  1,350,000  1,423,832
  156,344,297
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.9%
Farm Credit Systems Financial
 Assistance Corp. 8.80%,
 6/10/05 Aaa  2,000,000  2,326,240
Federal Agricultural Mortgage
 Corp. 7.63%, 1/16/01 Aaa  3,321,000  3,482,899
Federal Farm Credit Bank:
 8.16%, 12/7/04 Aaa  5,000,000  5,588,300
 9.55%, 5/9/05 Aaa  2,500,000  3,014,450
Federal Home Loan Bank:
 7.31%, 6/16/04 Aaa  2,500,000  2,675,400
 8.22%, 11/17/04 Aaa  4,000,000  4,468,480
 7.59%, 3/10/05 Aaa  3,850,000  4,192,881

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
Freddie Mac 6 3/4%, 8/1/05 Aaa $ 2,500,000 $ 2,605,850
Fannie Mae 6.97%, 4/8/04 Aaa  6,010,000  6,334,901
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S.
 Government through
 Export-Import Bank)
 Series 1994-A,
 7.12%, 4/15/06 Aaa  7,288,986  7,568,871
State of Israel (guaranteed by U.S.
 Government through Agency
 for International Development):
  6 5/8%, 8/15/03 Aaa  7,810,000  8,079,445
  5 5/8%, 9/15/03 Aaa  8,540,000  8,434,360
  6 3/4%, 8/15/04 Aaa  2,144,000  2,237,243
U.S. Trade Trust Certificates
 (assets of Trust guaranteed by
 U.S. government through
 Export-Import Bank) 6.69%,
 1/15/09 (e) Aaa  5,599,795  5,747,691
U.S. Department of Housing and
 Urban Development government
 guaranteed participation
 certificates:
  Series 1995-A,
   8.24%, 8/1/04 Aaa  3,260,000  3,639,660
  Series 1996-A,
   6.67%, 8/1/01 Aaa  9,400,000  9,592,324
  Series 1996-A, 7.63%,
   8/1/14 (callable) Aaa  2,825,000  3,014,388
  83,003,383
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $237,063,894)   239,347,680
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 5.7%
FREDDIE MAC - 0.4%
5 1/2%, 1/1/03 to 8/1/01 Aaa  3,890,579  3,786,602
7%, 4/1/01 to 8/1/01 Aaa  2,552,505  2,585,150
7 1/2%, 6/1/25 to 12/1/27 Aaa  8,613,005  8,821,155
8 1/2%, 7/1/21 to 6/1/23 Aaa  233,268  245,612
  15,438,519
FANNIE MAE - 4.8%
5 1/2%, 2/1/03 to 5/1/03 Aaa  3,713,104  3,624,398
6%, 10/1/02 to 5/1/26 Aaa  62,531,858  61,261,698
6 1/2%, 12/1/25 to 7/1/26 Aaa  84,250,411  83,636,017
7%, 1/1/28  Aaa  38,080,000  38,365,600
7 1/2%, 2/1/27 to 10/1/27 Aaa  24,815,552  25,397,813
  212,285,526
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.5%
6%, 12/15/08 to 6/15/09 Aaa $ 3,676,577 $ 3,655,489
6 1/2%, 6/15/08 to 7/15/09 Aaa  18,387,291  18,569,889
8%, 5/15/25 Aaa  200,685  208,085
8 1/2%, 12/15/16 Aaa  120,441  128,720
  22,562,183
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $258,652,237)   250,286,228
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
PRIVATE SPONSOR - 0.0%
Credit-Based Asset Servicing
 and Securitization LLC
 Series 1997-2 Class 2B,
 7.289%, 12/29/25 (e)(g)(i)
 (Cost $797,344) Ba3  1,500,000  772,969
COMMERCIAL MORTGAGE SECURITIES - 1.7%
American Southwest Financial
 Securities Series 1994-C2
 Class B2, 11.425%,
 12/25/01 (e)(g) -  750,000  762,422
Blackrock Capital Funding LLC
 Series 1996 Class C2,
 7.588%, 11/16/26 (e)(g) AAA  712,200  714,871
BKB Commercial Mortgage Trust
 Series 1997-C1 Class D,
 7.83%, 2/25/43 (e)(g) BBB  1,800,000  1,828,898
Berkeley Federal Bank & Trust
 FSB Series 1994 Class 1B,
 7.692%, 8/1/24 (e)(g) -  1,900,000  1,443,406
CS First Boston Mortgage
 Securities Corp.:
  Series 1995-AEWI
   Class E, 9.656%,
   11/25/27 (e)(g) -  550,000  556,359
  Series 1997-C2 Class D
   7.27%, 4/17/11  Baa2  5,300,000  5,311,594
DLJ Mortgage Acceptance
 Corp. Series 1993-MF12
 Class B-2, 10.10%,
 9/18/03 (e) -  600,000  610,169
Equitable Life Assurance Society
 of the United States (The) (e):
  Series 1996-1 Class C1,
   7.52%, 5/15/06  A2  2,300,000  2,442,784
  Series 174, Class D1
   7.77%, 5/15/06  Baa2  2,200,000  2,350,788
  Series 174 Class B1, 7.33%,
   5/15/06 Aa2  3,500,000  3,701,250

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
Franchise Mortgage Acceptance
 Company LLC Loan Receivables
 Trust (e)(g):
  Series 1997-A Class E,
   8.104%, 4/15/19 - $ 500,000 $ 471,094
  Series 1997-B Class E,
   7.89%, 9/15/19  -  500,000  434,844
First Chicago/Lennar Trust I
 Series 1997-CHL1 (g):
  Class D, 8.116%, 5/29/08  -  1,100,000  1,095,531
  Class E, 8.116%, 2/28/11  -  1,600,000  1,365,000
First Union-Lehman Brothers
 Commercial Mortgage Trust
 sequential pay Series
 1997-C2 Class B,
 6.79%, 10/18/11 Aa2  11,350,000  11,461,727
General Motors Acceptance
 Corp. Commercial Mortgage
 Securities, Inc.:
  Series 1996-C1 Class F,
   7.86%, 11/15/06 (e) Ba3  750,000  720,240
  Series 1997-C2 Class D,
   7.192%, 1/15/08  Baa1  1,470,000  1,477,335
  Series 1997-C2 Class E,
   7.624%, 4/15/11  Baa3  3,120,000  3,103,901
GS Mortgage Securities Corp. II
 Series 1997-GL Class A2-B,
 6.86%, 7/13/30 Aaa  4,640,000  4,765,605
Kidder Peabody Acceptance
 Corp. sequential pay,
 Series 1993-M1 Class A2,
 7.15%, 4/25/25 Aa2  1,765,346  1,772,517
Morgan Stanley Capital One, Inc.:
  Series 1996-MBL1 Class E,
   8.565%, 5/25/21 (e)(g) -  1,826,056  1,717,812
  Series 1997-C1 Class A-1C,
   7.63%, 2/15/20 Aaa  4,560,000  4,833,600
NB Commercial Mortgage
 sequential pay, Series FSI
 Class A, 7.187%,
 10/20/23 (e) -  926,652  927,520
Penn Mutual Life Insurance Co.
 (The) Series 1996-PML (e):
  Class K, 7.90%, 11/15/26  -  1,473,000  1,085,395
  Class L, 7.90%, 11/15/26  -  1,133,000  546,899
Resolution Trust Corp.
 Series 1991-M2 Class A3,
 7.542%, 9/25/20 (g) Ba3  454,838  391,160
Structured Asset Securities Corp.:
 Series 1993-C1 Class E,
  6.60%, 10/25/24 (e) B  1,250,000  500,000
 Series 1995-C1 Class E,
  7 3/8%, 9/25/24 (e) BB  1,200,000  1,144,875
 sequential pay Series 1996
  Class A-2A, 7 3/4%,
  2/25/28 AAA  1,483,722  1,500,471
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
Structured Asset Securities Corp.: - continued
 Series 1996-CFL Class E,
  7 3/4%, 2/25/28 BB+ $ 2,390,000 $ 2,449,003
 Series 1996-CFL Class G,
  7 3/4%, 2/25/28 (e) -  1,000,000  919,375
Thirteen Affiliates of General
 Growth Properties, Inc. (e):
  Series A2, 6.602%,
   11/15/07 Aaa  3,830,000  3,839,920
  Series D2, 6.992%,
   11/15/12 Baa2  4,120,000  4,177,762
  Series E2, 7.224%,
   11/15/12 Baa3  2,450,000  2,466,538
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (e) Aaa  2,676,825  2,706,940
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $73,587,968)   75,597,605
FOREIGN GOVERNMENT OBLIGATIONS (J) - 0.4%
Export Development Corp.
 yankee 8 1/8%, 8/10/99 Aa2  1,640,000  1,691,086
Israeli State euro
 6 3/8%, 12/19/01 A3  3,350,000  3,333,250
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  7,000,000  7,038,640
Mexico Value recovery rights
 6/30/03 discount A -  2,000  -
Newfoundland Province yankee
 11 5/8%, 10/15/07 Baa1  2,000,000  2,742,580
Quebec Province yankee
 7.22%, 7/22/36 (h) A2  2,800,000  3,091,200
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $17,429,170)   17,896,756
SUPRANATIONAL OBLIGATIONS - 0.1%
Inter American Development Bank
 yankee 6.29%, 7/16/27
 (Cost $4,720,123) Aaa  4,750,000  4,934,300
BANK NOTES - 0.5%
Key Bank N.A.
 5.836%, 8/20/99 (g)   10,500,000  10,489,920
Morgan Guaranty Trust Co.
 6.155%, 3/30/98 (g)   11,000,000  10,997,909
TOTAL BANK NOTES
 (Cost $21,480,400)   21,487,829
CERTIFICATES OF DEPOSIT - 2.4%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Australia & New Zealand Banking
 Group Ltd. yankee
 5.825%, 7/28/98  $ 5,000,000 $ 4,999,938
Banque Nationale de Paris
 yankee 5 3/4%, 7/31/98   5,500,000  5,495,915
Barclays Bank PLC yankee
 5.80%, 3/2/98   8,500,000  8,501,463
Bayerische Vereinsbank AG
 yankee 5.695%, 3/17/98   10,000,000  9,999,118
Canadian Imperial Bank of
 Commerce:
  5.91%, 8/28/98   10,000,000  9,996,147
  yankee 6.20%, 8/1/00   5,730,000  5,738,595
Chase Manhattan Bank
 5 3/4%, 2/9/98   5,500,000  5,499,827
Deutsche Bank AG yankee:
 6.20%, 4/10/98   6,000,000  6,003,935
 5.94%, 10/26/98   10,000,000  9,998,286
Landesbank Hessen-Thuringen
 yankee:
  5.78%, 1/27/98   6,200,000  6,198,937
  5.67%, 2/11/98   3,000,000  2,998,925
PNC Bank 5.6075%,
 2/2/98 (g)   5,000,000  4,964,887
Rabobank Nederland Coop
 Central yankee:
  5.97%, 3/20/98   3,500,000  3,500,236
  6.20%, 4/10/98   5,000,000  5,003,279
Societe Generale France
 yankee 5.91%, 10/15/98   7,000,000  6,996,005
Westdeutsche Landesbank
 yankee 5.83%, 8/3/98   9,000,000  8,991,482
Westpac Banking Corp.
 yankee 5.885%, 8/27/98   2,000,000  1,998,761
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $106,898,216)   106,885,736
COMMERCIAL PAPER - 1.0%
Bear Stearns Cos., Inc.
 5.56%, 1/12/98   4,600,000  4,592,167
Citibank Credit Card Master Trust I
 (Dakota Certificate program)
 5.80%, 2/24/98   8,300,000  8,229,127
General Motors Acceptance
 Corp. 5.77%, 2/11/98   11,800,000  11,723,562
Goldman Sachs Group LP
 5.83%, 1/26/98   5,000,000  4,980,233
GTE Corp. 6.02%, 2/24/98   11,800,000  11,698,546
TOTAL COMMERCIAL PAPER
 (Cost $41,222,358)   41,223,635
MASTER NOTES - 0.4%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Corestates Bank NA
 5.66%, 1/30/98 (g)  $ 6,000,000 $ 5,999,939
First Bank National Association
 5.87%, 5/15/98 (g)   5,800,000  5,796,346
Goldman Sachs Group LP (The)
 5.75%, 5/4/98 (f)(g)   6,700,000  6,699,263
TOTAL MASTER NOTES
 (Cost $23,493,963)   18,495,548
CASH EQUIVALENTS - 6.3%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 6.84% dated
 12/31/97 due 1/2/98  $ 11,406,333  11,402,000
 SHARES
Taxable Central Cash Fund (b)   265,348,211  265,348,211
TOTAL CASH EQUIVALENTS
 (Cost $276,750,211)   276,750,211
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $3,997,216,515)  $ 4,418,136,479
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $172,386,807 or 3.9% of net assets.
6. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
  ACQUISITION ACQUISITION
SECURITY DATE COST
Fairchild Semiconductor Corp.
 11.74%, 3/15/08 pay-in-kind 4/3/97 $ 1,541,077
   9/15/97 $ 106,427
Goldman Sachs Group LP (The)
 5.75%, 5/4/98  8/5/97 $ 6,700,000
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
9. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
10. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $3,823,522,395 and $3,745,273,290, respectively, of which U.S. government and government agency obligations aggregated $772,490,801 and $1,280,593,277, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $539,413 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 17.4% AAA, AA, A 16.9%
Baa 4.4% BBB 5.3%
Ba 2.5% BB 1.6%
B 5.2% B 4.9%
Caa 0.3% CCC 0.6%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 1.1%. FMR has determined that unrated debt securities that are lower quality account for 1.0% of the total value of investment in securities.
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $3,998,564,924. Net unrealized appreciation aggregated $419,571,555, of which $491,902,520 related to appreciated investment securities and $72,330,965 related to depreciated investment securities.
The fund hereby designates approximately $285,641,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997




ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $11,402,000)
(COST $3,997,216,515) -                                                                                   $ 4,418,136,479
SEE ACCOMPANYING SCHEDULE

CASH                                                                                                      525,048

RECEIVABLE FOR INVESTMENTS SOLD                                                                          11,698,866

RECEIVABLE FOR FUND SHARES SOLD                                                                           7,469,532

DIVIDENDS RECEIVABLE                                                                                     4,376,743

INTEREST RECEIVABLE                                                                                  25,005,795

OTHER RECEIVABLES                                                                                        116,994

 TOTAL ASSETS                                                                                            4,467,329,457

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                       $ 61,426,889

PAYABLE FOR FUND SHARES REDEEMED                                                         3,614,252

ACCRUED MANAGEMENT FEE                                                                   1,973,892

DISTRIBUTION FEES PAYABLE                                                               1

OTHER PAYABLES AND                                                                        366,850
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                       67,381,884

NET ASSETS                                                                                               $ 4,399,947,573

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                         $ 3,423,257,690

UNDISTRIBUTED NET INVESTMENT INCOME                                                                      137,705,425

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS        418,070,024

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                 420,914,434
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                                                                               $ 4,399,947,573


INITIAL CLASS:                                       $18.01
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($4,399,937,352 (DIVIDED BY) 244,269,732
SHARES)

SERVICE CLASS:                                       $17.99
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($10,221 (DIVIDED BY) 568 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                 $ 41,933,420
DIVIDENDS

INTEREST                                                                           121,750,422

 TOTAL INCOME                                                                      163,683,842

EXPENSES

MANAGEMENT FEE                                                     $ 22,002,088

TRANSFER AGENT FEES                                                 2,712,765

DISTRIBUTION FEES - SERVICE CLASS                                   2

ACCOUNTING FEES AND EXPENSES                                        809,468

NON-INTERESTED TRUSTEES' COMPENSATION                               19,680

CUSTODIAN FEES AND EXPENSES                                         184,740

REGISTRATION FEES                                                   8,446

AUDIT                                                               154,951

LEGAL                                                               24,813

MISCELLANEOUS                                                       179,975

 TOTAL EXPENSES BEFORE REDUCTIONS                                   26,096,928

 EXPENSE REDUCTIONS                                                 (306,423       25,790,505
                                                                   )

NET INVESTMENT INCOME                                                              137,893,337

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              422,313,957

 FOREIGN CURRENCY TRANSACTIONS                                      (26,433        422,287,524
                                                                   )

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              189,542,068

 ASSETS AND LIABILITIES IN                                          (6,167         189,535,901
 FOREIGN CURRENCIES                                                )

NET GAIN (LOSS)                                                                    611,823,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 749,716,762

OTHER INFORMATION                                                                 $ 291,902
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                                14,521

                                                                                  $ 306,423


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS          $ 137,893,337     $ 123,680,897
NET
INVESTMENT
INCOME

 NET REALIZED        422,287,524       331,183,089
GAIN (LOSS)

 CHANGE IN NET       189,535,901       15,746,586
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        749,716,762       470,610,572
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (127,145,659      (119,397,539
SHAREHOLDERS        )                 )
FROM NET
INVESTMENT
INCOME

 FROM NET            (317,186,364      (98,450,602
REALIZED GAIN       )                 )

 TOTAL               (444,332,023      (217,848,141
DISTRIBUTIONS       )                 )

SHARE                453,368,657       55,587,437
TRANSACTIONS
- NET
INCREASE
(DECREASE)

  TOTAL              758,753,396       308,349,868
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        3,641,194,177     3,332,844,309
PERIOD

 END OF PERIOD      $ 4,399,947,573   $ 3,641,194,177
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$137,705,42
5 AND
$120,488,85
1,
RESPECTIVELY
)


OTHER INFORMATION:

      YEAR ENDED DECEMBER 31, 1997             YEAR ENDED DECEMBER 31, 1996

      SHARES                         DOLLARS   SHARES                         DOLLARS



SHARE TRANSACTIONS       22,516,597     $ 378,800,337     17,138,645     $ 270,086,820
INITIAL CLASS
 SOLD

  REINVESTED             28,796,632      444,332,023      14,427,029      217,848,141

  REDEEMED               (22,110,811)    (369,773,703)    (27,544,207)    (432,347,524)

  NET INCREASE           29,202,418     $ 453,358,657     4,021,467      $ 55,587,437
(DECREASE)

 SERVICE CLASS A         568            $ 10,000          -              $ -
 SOLD

  REINVESTMENT           -               -                -               -

  REDEEMED               -               -                -               -

  NET INCREASE           568            $ 10,000          -              $ -
(DECREASE)

DISTRIBUTIONS                           $ 127,145,659                    $ 119,397,539
INITIAL CLASS - NET
INVESTMENT INCOME

 INITIAL CLASS - NET                     317,186,364                      98,450,602
REALIZED GAIN

 TOTAL                                  $ 444,332,023                    $ 217,848,141

 SERVICE CLASS - NET                    $ -                              $ -
INVESTMENT INCOME

 SERVICE CLASS - NET                     -                                -
REALIZED GAIN

 TOTAL                                  $ -                              $ -

                                        $ 444,332,023                    $ 217,848,141



A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS
                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995   1994   1993


NET ASSET VALUE,           $ 16.93       $ 15.79       $ 13.79       $ 15.42       $ 13.32
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT             .57 D         .63           .30           .45           .33
INCOME

 NET REALIZED AND           2.58          1.55          1.99          (1.33)        2.39
UNREALIZED GAIN (LOSS)


 TOTAL FROM                 3.15          2.18          2.29          (.88)         2.72
INVESTMENT
OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT        (.59)         (.57)         (.29)         (.29)         (.33)
INCOME

 IN EXCESS OF NET           -             -             -             -             (.04)
INVESTMENT INCOME

 FROM NET REALIZED          (1.48)        (.47)         -             (.46)         (.25)
GAIN

 TOTAL DISTRIBUTIONS        (2.07)        (1.04)        (.29)         (.75)         (.62)

NET ASSET VALUE, END OF    $ 18.01       $ 16.93       $ 15.79       $ 13.79       $ 15.42
PERIOD

TOTAL RETURN B, C           20.65%        14.60%        16.96%        (6.09)%       21.23%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END OF         $ 4,399,937   $ 3,641,194   $ 3,332,844   $ 3,290,527   $ 2,422,692
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO        .65%          .74%          .81%          .81%          .88%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO        .64% F        .73%          .79%          .80%          .88%
AVERAGE NET ASSETS                       F             F             F
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT     3.43%         3.60%         3.54%         4.07%         3.64%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE     101%          168%          256%          85%           113%

AVERAGE COMMISSION         $ .0408       $ .0163
RATE G




FINANCIAL HIGHLIGHTS - SERVICE CLASS
                          YEAR ENDED
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1997 E

NET ASSET VALUE,        $ 17.60
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT          .10 D
INCOME

 NET REALIZED AND        .29
UNREALIZED GAIN
(LOSS)

 TOTAL FROM              .39
INVESTMENT
OPERATIONS

NET ASSET VALUE, END    $ 17.99
OF PERIOD

TOTAL RETURN B           2.22%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END OF      $ 10
PERIOD (000
OMITTED)

RATIO OF EXPENSES        .75%
TO AVERAGE NET          A
ASSETS

RATIO OF NET             3.52%
INVESTMENT              A
INCOME TO
AVERAGE NET ASSETS


PORTFOLIO TURNOVER       101%

AVERAGE                 $ .0408
COMMISSION
RATE G

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT
ANNUALIZED AND DO NOT REFLECT
CHARGES ATTRIBUTABLE TO YOUR
INSURANCE COMPANY'S SEPARATE
ACCOUNT. INCLUSION OF THESE
CHARGES WOULD REDUCE THE TOTAL
RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 6 OF
NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE
HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING
DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE OF
SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE CLASS'
EXPENSES (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR
AFTER SEPTEMBER 1, 1995, A FUND
IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES
MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                         PAST 1   LIFE OF
DECEMBER 31, 1997                     YEAR     FUND

VIP III: BALANCED - "INITIAL CLASS"   22.18%   15.28%

S&P 500 (REGISTERED TRADEMARK)        33.36%   31.22%

LB AGGREGATE BOND                     9.65%    10.49%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund had achieved that return by performing at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF HOW IT
WILL DO TOMORROW. THE STOCK MARKET, FOR EXAMPLE, HAS A
HISTORY OF LONG-TERM GROWTH AND SHORT-TERM VOLATILITY. IN
TURN, THE SHARE PRICE AND RETURN OF A FUND THAT INVESTS
IN STOCKS WILL VARY. THAT MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
3
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980121 142220 S00000000000001
             VIP III Balanced            S&P 500
LB Aggregate Bond
             00616                       SP001
LB001
  1995/01/03      10000.00                    10000.00
   10000.00
  1995/01/31       9990.00                    10261.28
   10213.55
  1995/02/28      10190.00                    10661.16
   10456.38
  1995/03/31      10260.00                    10975.77
   10520.54
  1995/04/30      10390.00                    11299.00
   10667.49
  1995/05/31      10610.00                    11750.63
   11080.29
  1995/06/30      10740.00                    12023.59
   11161.53
  1995/07/31      10880.00                    12422.30
   11136.60
  1995/08/31      10920.00                    12453.48
   11271.01
  1995/09/30      11020.00                    12979.01
   11380.66
  1995/10/31      10890.00                    12932.68
   11528.66
  1995/11/30      11210.00                    13500.42
   11701.42
  1995/12/31      11391.59                    13760.44
   11865.63
  1996/01/31      11473.17                    14228.85
   11944.43
  1996/02/29      11319.47                    14360.75
   11736.80
  1996/03/31      11227.28                    14499.04
   11655.22
  1996/04/30      11258.01                    14712.76
   11589.67
  1996/05/31      11380.93                    15092.20
   11566.14
  1996/06/30      11452.64                    15149.70
   11721.46
  1996/07/31      11227.28                    14480.39
   11753.54
  1996/08/31      11298.98                    14785.78
   11733.84
  1996/09/30      11780.44                    15617.92
   11938.32
  1996/10/31      12098.00                    16048.66
   12202.78
  1996/11/30      12733.12                    17261.78
   12411.79
  1996/12/31      12528.25                    16919.83
   12296.39
  1997/01/31      12927.76                    17976.98
   12334.04
  1997/02/28      13144.66                    18117.92
   12364.72
  1997/03/31      12777.20                    17373.45
   12227.70
  1997/04/30      13260.15                    18410.65
   12410.75
  1997/05/31      13785.10                    19531.49
   12528.07
  1997/06/30      14289.05                    20406.50
   12676.77
  1997/07/31      15086.97                    22030.24
   13018.62
  1997/08/31      14383.54                    20796.11
   12907.57
  1997/09/30      14960.98                    21935.11
   13097.94
  1997/10/31      14646.01                    21202.48
   13287.95
  1997/11/30      15002.98                    22183.94
   13349.14
  1997/12/31      15317.94                    22564.84
   13483.54
IMATRL PRASUN   SHR__CHT 19971231 19980121 142222 R00000000000039
Let's say hypothetically that $10,000 was invested in VIP III:
Balanced Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1997, the value of the investment would have grown to $15,307 - a 53.07% increase on the initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $22,565 - a 125.65% increase. If $10,000 was put in the bond index, it would have grown to $13,484 - a 34.84% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                % OF FUND'S
                                INVESTMENTS

GENERAL ELECTRIC CO.            2.8

CITICORP                        2.7

PHILIP MORRIS COMPANIES, INC.   2.7

AMERICAN HOME PRODUCTS CORP.    2.3

BANKAMERICA CORP.               2.3

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                                   % OF FUND'S
                                   INVESTMENTS

FINANCE                            23.8

NONDURABLES                        8.7

HEALTH                             8.3

INDUSTRIAL MACHINERY & EQUIPMENT   5.5

ENERGY                             5.5

ASSET ALLOCATION AS OF DECEMBER 31, 1997*
ROW: 1, COL: 1, VALUE: 11.4
ROW: 1, COL: 2, VALUE: 30.7
ROW: 1, COL: 3, VALUE: 57.9
ROW: 1, COL: 1, VALUE: 45.0
ROW: 1, COL: 2, VALUE: 39.0
ROW: 1, COL: 3, VALUE: 28.0
ROW: 2, COL: 1, VALUE: 31.0
ROW: 2, COL: 2, VALUE: 40.0
ROW: 2, COL: 3, VALUE: 67.0
ROW: 3, COL: 1, VALUE: 90.0
ROW: 3, COL: 2, VALUE: 60.0
ROW: 3, COL: 3, VALUE: 46.0
STOCKS  57.9%
BONDS  30.5%
SHORT-TERM INVESTMENTS 11.6%
FOREIGN INVESTMENTS  7.1%
*
% OF FUND'S INVESTMENTS

VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                       PAST 1   LIFE OF
DECEMBER 31, 1997                   YEAR     FUND

VIP III: BALANCED - SERVICE CLASS   22.27%   15.30%

S&P 500 (REGISTERED TRADEMARK)      33.36%   31.22%

LB AGGREGATE BOND                   9.65%    10.49%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund had achieved that return by performing at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF HOW IT
WILL DO TOMORROW. THE STOCK MARKET, FOR EXAMPLE, HAS A
HISTORY OF LONG-TERM GROWTH AND SHORT-TERM VOLATILITY. IN
TURN, THE SHARE PRICE AND RETURN OF A FUND THAT INVESTS
IN STOCKS WILL VARY. THAT MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
3
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980121 142220 S00000000000001
             VIP III Balanced            S&P 500
LB Aggregate Bond
             00616                       SP001
LB001
  1995/01/03      10000.00                    10000.00
   10000.00
  1995/01/31       9990.00                    10261.28
   10213.55
  1995/02/28      10190.00                    10661.16
   10456.38
  1995/03/31      10260.00                    10975.77
   10520.54
  1995/04/30      10390.00                    11299.00
   10667.49
  1995/05/31      10610.00                    11750.63
   11080.29
  1995/06/30      10740.00                    12023.59
   11161.53
  1995/07/31      10880.00                    12422.30
   11136.60
  1995/08/31      10920.00                    12453.48
   11271.01
  1995/09/30      11020.00                    12979.01
   11380.66
  1995/10/31      10890.00                    12932.68
   11528.66
  1995/11/30      11210.00                    13500.42
   11701.42
  1995/12/31      11391.59                    13760.44
   11865.63
  1996/01/31      11473.17                    14228.85
   11944.43
  1996/02/29      11319.47                    14360.75
   11736.80
  1996/03/31      11227.28                    14499.04
   11655.22
  1996/04/30      11258.01                    14712.76
   11589.67
  1996/05/31      11380.93                    15092.20
   11566.14
  1996/06/30      11452.64                    15149.70
   11721.46
  1996/07/31      11227.28                    14480.39
   11753.54
  1996/08/31      11298.98                    14785.78
   11733.84
  1996/09/30      11780.44                    15617.92
   11938.32
  1996/10/31      12098.00                    16048.66
   12202.78
  1996/11/30      12733.12                    17261.78
   12411.79
  1996/12/31      12528.25                    16919.83
   12296.39
  1997/01/31      12927.76                    17976.98
   12334.04
  1997/02/28      13144.66                    18117.92
   12364.72
  1997/03/31      12777.20                    17373.45
   12227.70
  1997/04/30      13260.15                    18410.65
   12410.75
  1997/05/31      13785.10                    19531.49
   12528.07
  1997/06/30      14289.05                    20406.50
   12676.77
  1997/07/31      15086.97                    22030.24
   13018.62
  1997/08/31      14383.54                    20796.11
   12907.57
  1997/09/30      14960.98                    21935.11
   13097.94
  1997/10/31      14646.01                    21202.48
   13287.95
  1997/11/30      15002.98                    22183.94
   13349.14
  1997/12/31      15317.94                    22564.84
   13483.54
IMATRL PRASUN   SHR__CHT 19971231 19980121 142222 R00000000000039
Let's say hypothetically that $10,000 was invested in VIP III:
Balanced Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1997, the value of the investment would have grown to $15,318 - a 53.18% increase on the initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $22,565 - a 125.65% increase. If $10,000 was put in the bond index, it would have grown to $13,484 - a 34.84% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                % OF FUND'S
                                INVESTMENTS

GENERAL ELECTRIC CO.            2.8

CITICORP                        2.7

PHILIP MORRIS COMPANIES, INC.   2.7

AMERICAN HOME PRODUCTS CORP.    2.3

BANKAMERICA CORP.               2.3

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                                   % OF FUND'S
                                   INVESTMENTS

FINANCE                            23.8

NONDURABLES                        8.7

HEALTH                             8.3

INDUSTRIAL MACHINERY & EQUIPMENT   5.5

ENERGY                             5.5

ASSET ALLOCATION AS OF DECEMBER 31, 1997*
ROW: 1, COL: 1, VALUE: 11.6
ROW: 1, COL: 2, VALUE: 30.5
ROW: 1, COL: 3, VALUE: 57.9
ROW: 1, COL: 1, VALUE: 45.0
ROW: 1, COL: 2, VALUE: 39.0
ROW: 1, COL: 3, VALUE: 28.0
ROW: 2, COL: 1, VALUE: 31.0
ROW: 2, COL: 2, VALUE: 40.0
ROW: 2, COL: 3, VALUE: 67.0
ROW: 3, COL: 1, VALUE: 90.0
ROW: 3, COL: 2, VALUE: 60.0
ROW: 3, COL: 3, VALUE: 46.0
STOCKS  57.9%
BONDS  30.5%
SHORT-TERM INVESTMENTS 11.6%
FOREIGN INVESTMENTS  7.1%
*
% OF FUND'S INVESTMENTS

VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: The following is an interview with Bettina Doulton, who managed Balanced Portfolio during the period covered by this report, with additional comments from John Avery, who became manager of Balanced Portfolio on January 1, 1998.
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, BETTINA?
B.D. Given the structure of the fund - a blend of equities and fixed-income investments - the fund's performance typically falls between its two benchmark indices, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. For the 12 months that ended December 31, 1997, that was indeed the case. The fund trailed the S&P 500, which returned 33.36% during the period, but topped the 9.65% return of the Lehman Brothers index.
Q. WHAT PRIMARY FACTORS CONTRIBUTED TO PERFORMANCE?
B.D. Stock selection is typically the main performance catalyst, and this period was no different. Within the equity portion of the fund, several of the top 25 holdings - including General Electric and American Express - performed well. On the other hand, disappointments usually sprout up for two reasons. First, and perhaps most obvious, a stock can just perform poorly. Waste Management is an example. The company's new CEO resigned in the midst of an important reorganization thrust, and the company's accounting practices were scrutinized. As a result, the stock was a major detractor. Second, the fund can be negatively affected by not owning a particular stock or by being underweighted - relative to an index - in an industry group that performs well. For instance, the fund's limited technology exposure and an underweighting in telephone and electric utility stocks relative to the S&P 500 hampered returns. Since the fund considers yield as part of its objective, technology stocks are not always a good fit because they focus on growth as a rule and not dividends. With utilities, ongoing deregulation in the industry and what I felt were lackluster business prospects concerned me. Unfortunately, as investors became concerned about global markets, they flocked back to these "safe havens."
Q. THE GLOBAL VOLATILITY YOU ALLUDED TO CAME ON THE HEELS OF A MAJOR CURRENCY CRISIS IN SOUTHEAST ASIA. HOW WAS THE FUND AFFECTED AND WHAT STRATEGIES DID YOU PURSUE?
B.D. I'd say the impact was mixed. The fund owned some pharmaceutical and multinational companies that performed well through this turmoil, but also had some individual positions with direct exposure to Asia. For example, engineering and construction company Fluor was hit particularly hard. While the Asian market turmoil peaked in late October, initial signs of unraveling were evident back in June. Southeast Asia suffered as economies proved unable to support the region's overbuilt capital base. As a result, currencies weakened relative to the dollar, causing investors to become concerned that the stronger dollar would cut into the profits of U.S. multinational companies. As investors became increasingly concerned about this volatility later in the period, many began to rotate back to the large-cap, more reliable stocks. Due to concerns that global economic growth would be dampened by the Asian crisis, I began to reduce the fund's economically sensitive positions such as industrials, chemicals, and energy-related stocks.
Q. HOW WAS THE BOND PORTION OF THE FUND STRUCTURED?
B.D. Short-term corporate bonds were the main focus during the period, particularly those with less sensitivity to economic swings. Shorter-term bonds - those in the two- to four-year range - offered good yield advantages relative to Treasuries. When problems in Asia took hold in October, Treasuries regained momentum. The fund was also underweighted in mortgage-backed bonds, which was a prudent strategy. Many mortgages are now "in the money," or are refinanceable because of lower rates. This increases prepayment risk - in which the bondholder prepays principal - and is a negative trend for mortgage-backed bonds.
Q. TURNING TO YOU, JOHN, WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS? J.A. Bettina and I have very similar investment approaches, so the transition should be relatively seamless. I'd like to keep the allocation balance of the fund roughly the same - 60% in equities, 30% in high-grade bonds and high-yield issues and the remainder in cash. In terms of the Asian debacle, it's obviously a concern. I don't think companies have had a chance to assess the impact yet, but I'll be keeping a close eye on the situation.



FUND FACTS
GOAL: to provide income and growth of capital by
investing in a diversified portfolio of stocks and
bonds
START DATE: January 3, 1995
SIZE: as of December 31, 1997, more than $214
million
MANAGER: John Avery, since January 1998; joined
Fidelity in 1995
3
VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 57.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.8%
AEROSPACE & DEFENSE - 2.1%
AlliedSignal, Inc.   45,000 $ 1,752,176
Lockheed Martin Corp.   14,700  1,447,950
Sundstrand Corp.   16,900  851,338
Textron, Inc.   3,400  212,500
United Technologies Corp.   7,300  531,531
  4,795,495
DEFENSE ELECTRONICS - 0.5%
Raytheon Company Class B  21,800  1,100,900
SHIP BUILDING & REPAIR - 0.2%
General Dynamics Corp.   5,800  501,338
TOTAL AEROSPACE & DEFENSE   6,397,733
BASIC INDUSTRIES - 1.1%
CHEMICALS & PLASTICS - 0.7%
Air Products & Chemicals, Inc.   8,100  666,225
Monsanto Co.   14,600  613,200
Nalco Chemical Co.   300  11,869
Praxair, Inc.   8,300  373,500
  1,664,794
PAPER & FOREST PRODUCTS - 0.4%
Kimberly-Clark Corp.   15,500  764,344
TOTAL BASIC INDUSTRIES   2,429,138
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.2%
Masco Corp.   8,600  437,525
DURABLES - 0.5%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Scania AB Class B  100  2,256
CONSUMER DURABLES - 0.5%
Minnesota Mining & Manufacturing Co.   13,400  1,099,638
TOTAL DURABLES   1,101,894
ENERGY - 5.3%
ENERGY SERVICES - 0.2%
Halliburton Co.   7,000  363,563
OIL & GAS - 5.1%
Amoco Corp.   6,700  570,338
British Petroleum PLC:
 Ord.   90,479  1,192,513
 ADR  22,103  1,761,333
Chevron Corp.   11,200  862,400
Mobil Corp.   6,600  476,438
Royal Dutch Petroleum Co. Ord.   2,000  109,845
Royal Dutch Petroleum Co.   53,000  2,871,938
Texaco, Inc.   48,600  2,642,625
Total SA:
 Class B  1,300  141,363
 sponsored ADR  2,200  122,100
USX-Marathon Group   28,500  961,875
  11,712,768
TOTAL ENERGY   12,076,331
FINANCE - 17.3%
BANKS - 8.9%
Banc One Corp.   22,000  1,194,875
Bank of New York Co., Inc.   13,600  786,250
BankAmerica Corp.   70,400  5,139,200

 SHARES VALUE (NOTE 1)
Chase Manhattan Corp.   26,200 $ 2,868,900
Citicorp  49,300  6,233,369
National City Corp.   2,100  138,075
NationsBank Corp.   32,800  1,994,650
U.S. Bancorp   7,800  873,113
Wells Fargo & Co.   3,500  1,188,031
  20,416,463
CREDIT & OTHER FINANCE - 2.7%
American Express Co.   48,700  4,346,475
Beneficial Corp.   4,600  382,375
First Chicago NBD Corp.   14,000  1,169,000
Household International, Inc.   2,300  293,394
Transamerica Corp.   900  95,850
  6,287,094
FEDERAL SPONSORED CREDIT - 2.6%
Freddie Mac  93,200  3,908,575
Fannie Mae  35,600  2,031,425
  5,940,000
INSURANCE - 2.6%
Allstate Corp.   23,000  2,090,125
American International Group, Inc.   1,400  152,250
Hartford Financial Services Group, Inc.   14,100  1,319,231
Progressive Corp.  100  11,988
St. Paul Companies, Inc. (The)  4,500  369,281
Travelers Group, Inc. (The)  36,000  1,939,500
  5,882,375
SAVINGS & LOANS - 0.5%
Washington Mutual, Inc.   16,580  1,058,011
TOTAL FINANCE   39,583,943
HEALTH - 8.2%
DRUGS & PHARMACEUTICALS - 7.1%
American Home Products Corp.   68,900  5,270,850
Bristol-Myers Squibb Co.   51,200  4,844,800
Glaxo PLC sponsored ADR  2,400  114,900
Merck & Co., Inc.   13,300  1,413,125
Pfizer, Inc.   7,800  581,588
Schering-Plough Corp.   42,600  2,646,525
SmithKline Beecham PLC ADR  26,900  1,383,669
  16,255,457
MEDICAL EQUIPMENT & SUPPLIES - 1.1%
Allegiance Corp.   30,000  1,063,125
Baxter International, Inc.   28,800  1,452,600
  2,515,725
TOTAL HEALTH   18,771,182
HOLDING COMPANIES - 0.1%
CINergy Corp.   2,900  111,106
INDUSTRIAL MACHINERY & EQUIPMENT - 4.9%
ELECTRICAL EQUIPMENT - 3.0%
Emerson Electric Co.   1,200  67,725
General Electric Co.   85,800  6,295,575
Honeywell, Inc.   8,000  548,000
  6,911,300
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
Cooper Industries, Inc.   10,698  524,202
Tyco International Ltd.  43,012  1,938,228
  2,462,430
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.8%
Browning-Ferris Industries, Inc.   43,800 $ 1,620,600
Waste Management, Inc.   7,300  200,750
  1,821,350
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   11,195,080
MEDIA & LEISURE - 0.4%
BROADCASTING - 0.1%
CS Wireless Systems, Inc. (a)(c)  8  -
Orion Network Systems, Inc. warrants (a):
 1/15/07  50  650
 1/15/07  290  3,190
Teletrac Holdings, Inc.
 warrants 8/1/07 (a)  40  2,200
Time Warner, Inc.   3,300  204,600
UIH Australia/Pacific, Inc.
 warrants 5/15/06 (a)  150  1,800
  212,440
ENTERTAINMENT - 0.1%
Cedar Fair LP (depositary unit)  10,000  258,750
PUBLISHING - 0.2%
McGraw-Hill, Inc.   5,300  392,200
TOTAL MEDIA & LEISURE   863,390
NONDURABLES - 8.3%
BEVERAGES - 0.5%
PepsiCo, Inc.   30,000  1,093,125
FOODS - 1.7%
Flowers Industries, Inc.   14,150  290,959
Heinz (H.J.) Co.   24,200  1,229,663
Nabisco Holdings Corp. Class A  18,100  876,719
Quaker Oats Co.   400  21,100
Sara Lee Corp.   27,500  1,548,594
  3,967,035
HOUSEHOLD PRODUCTS - 2.6%
Procter & Gamble Co.   26,800  2,138,975
Unilever:
 PLC Ord.   53,600  460,074
 NV Ord.   8,000  493,462
 NV ADR  47,500  2,965,781
  6,058,292
TOBACCO - 3.5%
Philip Morris Companies, Inc.   135,100  6,121,719
RJR Nabisco Holdings Corp.   47,200  1,770,000
  7,891,719
TOTAL NONDURABLES   19,010,171
RETAIL & WHOLESALE - 2.4%
DRUG STORES - 0.7%
CVS Corp.   10,500  672,656
Rite Aid Corp.   13,920  816,930
  1,489,586
GENERAL MERCHANDISE STORES - 1.5%
Dayton Hudson Corp.   12,000  810,000
Penney (J.C.) Co., Inc.   5,600  337,750
Wal-Mart Stores, Inc.   57,200  2,255,825
  3,403,575
GROCERY STORES - 0.2%
American Stores Co.   24,000  493,500
TOTAL RETAIL & WHOLESALE   5,386,661

 SHARES VALUE (NOTE 1)
SERVICES - 0.7%
LEASING & RENTAL - 0.1%
Ryder Systems, Inc.   5,900 $ 193,225
PRINTING - 0.6%
Deluxe Corp.   500  17,250
Donnelley (R.R.) & Sons Co.   39,700  1,478,825
  1,496,075
TOTAL SERVICES   1,689,300
TECHNOLOGY - 1.8%
COMPUTERS & OFFICE EQUIPMENT - 1.8%
Pitney Bowes, Inc.   27,400  2,464,288
Xerox Corp.   22,600  1,668,163
  4,132,451
TRANSPORTATION - 0.2%
RAILROADS - 0.2%
Union Pacific Corp.   8,000  499,500
UTILITIES - 2.8%
CELLULAR - 0.0%
McCaw International Ltd.
 warrants 4/15/07 (a)(c)  260  650
Microcell Telecommunications, Inc.
 warrants 6/1/06 (a)(c)  520  7,202
  7,852
ELECTRIC UTILITY - 0.2%
Allegheny Energy, Inc.   1,400  45,500
CMS Energy Corp.   8,800  387,750
Edison International  5,000  135,938
  569,188
GAS - 0.0%
Consolidated Natural Gas Co.   100  6,050
TELEPHONE SERVICES - 2.6%
AT&T Corp.   46,400  2,842,000
ALLTEL Corp.   2,900  119,081
Ameritech Corp.   11,300  909,650
BCE, Inc.   3,000  99,997
Frontier Corp.   3,900  93,844
GTE Corp.   9,300  485,925
Hyperion Telecommunications, Inc.
 warrants 4/15/01 (a)(c)  60  3,600
RSL Communications Ltd./RSL
 Communications PLC
 warrants 11/15/06 (a)  40  3,680
SBC Communications, Inc.   14,700  1,076,775
Sprint Corp.   4,000  234,500
  5,869,052
TOTAL UTILITIES   6,452,142
TOTAL COMMON STOCKS
 (Cost $107,126,104)   130,137,547
PREFERRED STOCKS - 0.9%
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.4%
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Republic Industries, Inc. $1.55  4,000 $ 94,000
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Loral Space & Communications Ltd.,
 Series C, $3.00 (c)  4,000  246,500
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.0%
Benedek Communications Corp. 15% (a)  100  12,950
LODGING & GAMING - 0.1%
Host Marriott Financial Trust
 $3.375 QUIPS (c)  3,000  179,625
TOTAL MEDIA & LEISURE   192,575
RETAIL & WHOLESALE - 0.2%
APPAREL STORES - 0.2%
TJX Companies, Inc., Series E,
 $7.00   1,000  380,000
TOTAL CONVERTIBLE PREFERRED STOCKS   913,075
NONCONVERTIBLE PREFERRED STOCKS - 0.5%
FINANCE - 0.0%
INSURANCE - 0.0%
American Annuity Group Capital
 Trust II 8 3/4%  50  54,012
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.3%
Adelphia Communications Corp. $13  300  35,550
American Radio Systems Corp.
 11 3/8%, pay-in-kind  855  95,760
Cablevision Systems Corp. pay-in-kind:
 11 1/8%, depositary shares  1,625  187,688
 Series H, $11.75  283  33,536
Capstar Broadcasting Partners, Inc.
 12%, pay-in-kind  106  11,514
Chancellor Media Corp. 12%,
 pay-in-kind (c)  310  35,340
Citadel Broadcasting Co. 13 1/4%,
 pay-in-kind (c)  639  73,166
Time Warner, Inc., Series M, 10 1/4%,
 pay-in-kind  151  169,498
  642,052
PUBLISHING - 0.0%
Primedia, Inc.:
 Series B, $11.625, pay-in-kind  198  21,137
 Series D, $10  600  62,700
  83,837
TOTAL MEDIA & LEISURE   725,889
UTILITIES - 0.2%
CELLULAR - 0.1%
Nextel Communications, Inc., Series D,
 13%, pay-in-kind  98  111,720

 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - 0.1%
NEXTLINK Communications, Inc. 14%,
 pay-in-kind  3,363 $ 210,188
Winstar Communications, Inc.
 14 1/2% (a)(c)  100  104,500
  314,688
TOTAL UTILITIES   426,408
TOTAL NONCONVERTIBLE PREFERRED STOCKS   1,206,309
TOTAL PREFERRED STOCKS
 (Cost $1,722,520)   2,119,384
CORPORATE BONDS - 14.8%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) (E) AMOUNT
CONVERTIBLE BONDS - 0.4%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
POLLUTION CONTROL - 0.0%
WMX Technologies, Inc.
 2%, 1/24/05 Baa2 $ 80,000  68,900
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Time Warner, Inc. liquid yield
 option notes 0%, 6/22/13 Ba1  840,000  429,450
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department
 Stores, Inc. 5%, 10/1/03 Baa3  150,000  201,750
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Unisys Corp.
 8 1/4%, 3/15/06 B3  130,000  275,113
TOTAL CONVERTIBLE BONDS   975,213
NONCONVERTIBLE BONDS - 14.4%
AEROSPACE & DEFENSE - 0.4%
AEROSPACE & DEFENSE - 0.2%
Alliant Techsystems, Inc.
 11 3/4%, 3/1/03 B2  13,000  14,284
Argo-Tech Corp.
 8 5/8%, 10/1/07 (c) B3  10,000  10,000
Fairchild Corp. 12%, 10/15/01 Caa1  10,000  10,050
Lockheed Martin Corp.
 7.20%, 5/1/36 A3  300,000  325,116
  359,450
DEFENSE ELECTRONICS - 0.2%
Raytheon Co.
 6.45%, 8/15/04 Baa1  500,000  502,455
Tracor, Inc.
 8 1/2%, 3/1/07  B1  40,000  40,600
  543,055
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding, Inc.
 9 1/4%, 12/1/06 B1  10,000  10,575
TOTAL AEROSPACE & DEFENSE   913,080
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (E) AMOUNT (NOTE 1)
BASIC INDUSTRIES - 0.5%
CHEMICALS & PLASTICS - 0.1%
Atlantis Group, Inc.
 11%, 2/15/03 B2 $ 10,000 $ 10,263
Freedom Chemical Co.
 10 5/8%, 10/15/06 B3  50,000  55,125
Huntsman Corp. 9 1/2%,
 7/1/07 (c) B2  120,000  126,000
Koppers Industries, Inc.
 9 7/8%, 12/1/07 (c) B2  30,000  30,863
Sterling Chemicals Holdings, Inc.:
 11 3/4%, 8/15/06 B3  60,000  61,200
 11 1/4%, 4/1/07 B3  40,000  40,000
  323,451
IRON & STEEL - 0.1%
GS Technologies Operating, Inc.
 12 1/4%, 10/1/05 B2  20,000  22,350
Republic Engineered Steels, Inc.
 9 7/8%, 12/15/01 Caa1  80,000  76,800
WCI Steel, Inc. 10%, 12/1/04 B2  40,000  40,700
  139,850
METALS & MINING - 0.0%
Commonwealth Aluminum Corp.
 10 3/4%, 10/1/06 B2  40,000  42,300
PAPER & FOREST PRODUCTS - 0.3%
APP Finance II Mauritius Ltd.
 12%, 3/15/04 B3  85,000  73,100
Ainsworth Lumber Co. Ltd.
 12 1/2%, 7/15/07
 pay-in-kind B3  30,000  30,150
American Pad & Paper Co., Inc.
 13%, 11/15/05 B3  40,000  42,000
Doman Industries Ltd. yankee:
 8 3/4%, 3/15/04 B1  110,000  106,150
 9 1/4%, 11/15/07 (c) B1  30,000  29,250
Florida Coast Paper Co.
 LLC/Florida Coast Paper
 Finance Corp., Series B,
 12 3/4%, 6/1/03 Caa1  10,000  10,600
Mail-Well Corp.
 10 1/2%, 2/15/04 B  10,000  10,500
Omega Cabinets Ltd.
 10 1/2%, 6/15/7 (c) B3  10,000  10,375
Pindo Deli Finance Mauritius Ltd.
 10 1/4%, 10/1/02 (c) Ba3  20,000  17,050
Repap New Brusnwick, Inc.
 yankee 9 7/8%, 7/15/00 B2  20,000  20,400
SD Warren Co., Series B,
 12%, 12/15/04 B1  15,000  16,763
Stone Container Corp.:
 12 5/8%, 7/15/98 B2  100,000  102,625
 11 7/8%, 12/1/98 B2  30,000  30,975
 10 3/4%, 10/1/02 B1  60,000  62,700
Tembec Finance Corp. yankee
 9 7/8%, 9/30/05 B1  30,000  30,825
Tjiwi Kimia Mauritius Ltd.
 10%, 8/1/04 (c) Ba3  40,000  32,400
  625,863
TOTAL BASIC INDUSTRIES   1,131,464

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (E) AMOUNT (NOTE 1)
CONSTRUCTION & REAL ESTATE - 0.0%
BUILDING MATERIALS - 0.0%
American Architectural Products,
 Inc. 11 3/4%, 12/1/07 (c) Caa1 $ 40,000 $ 40,400
Insiloc Corp.
 10 1/4%, 8/15/07 B3  10,000  10,500
  50,900
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Blue Bird Body Co.
 10 3/4%, 11/15/06 B2  15,000  16,125
HOME FURNISHINGS - 0.0%
Guitar Center Management Co.,
 Inc. 11%, 7/1/06 B1  29,000  32,190
Interlake Corp.
 12 1/8%, 3/1/02 B3  50,000  51,500
Knoll, Inc. 10 7/8%, 3/15/06 B1  38,000  42,560
Sealy Mattress Co. 0%,
 12/15/07 (c)(d) B3  20,000  12,100
  138,350
TEXTILES & APPAREL - 0.4%
Levi Strauss & Co.
 6.80%, 11/1/03 (c) Baa2  570,000  579,707
Nine West Group, Inc. (c):
 8 3/8%, 8/15/05 Ba2  50,000  47,625
 9%, 8/15/07 Ba3  10,000  9,525
Polymer Group, Inc.
 9%, 7/1/07 B2  100,000  100,000
Synthetic Industries, Inc.
 9 1/4%, 2/15/07 B2  40,000  42,200
Worldtex, Inc.
 9 5/8%, 12/15/07 (c) B1  50,000  51,250
  830,307
TOTAL DURABLES   984,782
ENERGY - 0.2%
COAL - 0.0%
AEI Holding, Inc.
 10%, 11/15/07 (c) B2  30,000  30,900
ENERGY SERVICES - 0.0%
DI Industries, Inc.
 8 7/8%, 7/1/07 B1  20,000  20,750
OIL & GAS - 0.2%
Belden & Blake Corp.
 9 7/8%, 6/15/07 B3  30,000  30,300
Chesapeake Energy Corp.
 9 1/8%, 4/15/06 Ba3  10,000  10,275
Cross Timbers Oil Co.:
 9 1/4%, 4/1/07 B2  60,000  62,400
 8 3/4%, 11/1/09 B2  30,000  30,600
Flores & Rucks, Inc.
 9 3/4%, 10/1/06 B3  50,000  54,875
Ocean Energy, Inc.
 8 7/8%, 7/15/07 B3  60,000  63,750
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (E) AMOUNT (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Pennzoil Co.
 9 5/8%, 11/15/99 Baa3 $ 60,000 $ 63,353
Plains Resources, Inc., Series B,
 10 1/4%, 3/15/06 B2  30,000  32,250
Southwest Royalties, Inc.
 10 1/2%, 10/15/04 (c) B3  10,000  9,900
  357,703
TOTAL ENERGY   409,353
FINANCE - 6.5%
ASSET-BACKED SECURITIES - 2.6%
Airplanes Pass Through Trust
 Class D 10 7/8%, 3/15/19 Ba2  100,000  111,750
Capital Equipment Receivables
 Trust 6.11%, 7/15/99 Aaa  1,410,000  1,413,469
Contimortgage Home Equity
 Loan Trust 6.26%, 7/15/12 Aaa  1,000,000  1,000,469
Ford Credit Auto Owner Trust
 6.40%, 5/15/02 A1  610,000  612,318
Green Tree Financial Corp.
 6.10%, 4/15/27 Aaa  54,083  54,049
Key Plastics, Inc.
 10 1/4%, 3/15/07 A2  770,000  769,759
Key Auto Finance Trust Class C
 6.65%, 10/15/03 Baa3  230,000  229,713
MBNA Master Credit Card
 Trust II Class A
 6.55%, 1/15/07 Aaa  1,000,000  1,018,710
Sears Credit Account Master
 Trust II 6 1/2%, 10/15/03 Aaa  630,000  634,133
  5,844,370
BANKS - 1.4%
ABN Amro Bank NV 6 5/8%,
 10/31/01 Aa3  500,000  506,035
Banc One Corp. 6.70%,
 3/24/00 Aa3  350,000  353,812
Banco Latinoamericano
 Exportaciones SA euro
 6.90%, 12/6/99 (c) Baa2  100,000  101,126
Capital One Bank 6.74%,
 5/31/99 Baa3  260,000  262,551
Citicorp. 7.20%, 6/15/07 A1  160,000  167,531
First Chicago Institutional
 Capital Class B 7 3/4%,
 12/1/26 (c) A1  1,000,000  1,043,740
First USA Bank 6 1/2%,
 12/23/99  Aa2  250,000  251,708
NB Capital Trust IV 8 1/4%,
 4/15/27 A1  330,000  360,116
Summit Bancorp. 8 5/8%,
 12/10/02 BBB  100,000  109,127
  3,155,746
CREDIT & OTHER FINANCE - 2.5%
Ahmanson Capital Trust I
 8.36%, 12/1/26 (c) Baa3  250,000  272,045

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (E) AMOUNT (NOTE 1)
Associates Corp. North
 America 7.35%, 7/6/99 Aa3 $ 250,000 $ 255,423
BankBoston Capital Trust II
 7 3/4%, 12/15/26 Baa1  500,000  510,105
CIT Group Holdings, Inc.
 6 1/4%, 9/30/99 Aa3  860,000  861,883
Chase Capital I
 7.67%, 12/1/26 A1  765,000  792,578
Chrysler Financial Corp.
 6 3/8%, 1/28/00 A3  180,000  180,862
Cityscape Financial Corp.
 12 3/4%, 6/1/04 Caa3  60,000  26,400
Delta Financial Corp.
 9 1/2%, 8/1/04 B1  10,000  9,925
First Security Capital I
 8.41%, 12/15/26 A3  110,000  120,277
General Electric Capital Corp.
 6.49%, 4/13/09 (f) Aaa  480,000  484,944
Imperial Credit Capital Trust I
 10 1/4%, 6/14/02 (c) B2  20,000  20,000
Imperial Credit Industries, Inc.
 9 7/8%, 1/15/07 B2  80,000  79,200
Indah Kiat Finance Mauritius
 Ltd. 10%, 7/1/07 (c) Ba3  30,000  24,825
JPM Capital Trust II
 7.95%, 2/1/27 Aa2  50,000  53,226
KeyCorp Institutional Capital
 Series A, 7.826%, 12/1/26 A1  1,000,000  1,037,440
MCN Investment Corp.
 6.03%, 2/1/01 Baa2  180,000  179,492
Nordstrom Credit, Inc.
 7 1/4%, 4/30/02 A2  200,000  208,314
Ocwen Capital Trust
 10 7/8%, 8/1/27 B2  20,000  21,800
Olympic Financial Ltd.
 11 1/2%, 3/15/07 B2  30,000  29,400
PNC Institutional Capital Trust
 8.315%, 5/15/27 (c) A2  600,000  650,328
  5,818,467
SAVINGS & LOANS - 0.0%
First Nationwide Holdings, Inc.
 10 5/8%, 10/1/03 Ba3  40,000  44,700
First Nationwide Parent Holdings
 Ltd. 12 1/2%, 4/15/03 B3  70,000  79,625
  124,325
TOTAL FINANCE   14,942,908
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Wright Medical Technology, Inc.
 11 3/4%, 7/1/00 (f) Caa3  40,000  40,400
MEDICAL FACILITIES MANAGEMENT - 0.1%
Integrated Health Services, Inc. (c):
 9 1/2%, 9/15/07 B2  30,000  30,900
 9 1/4%, 1/15/08 B2  79,000  80,580
Tenet Healthcare Corp.:
 8%, 1/15/05 Ba1  20,000  20,350
 8 5/8%, 1/15/07 Ba3  10,000  10,300
  142,130
TOTAL HEALTH   182,530
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (E) AMOUNT (NOTE 1)
HOLDING COMPANIES - 0.2%
Gray Communications System,
 Inc. 10 5/8%, 10/1/06 B3 $ 10,000 $ 10,850
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa1  340,000  359,360
  370,210
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
ELECTRICAL EQUIPMENT - 0.1%
Amphenol Corp.
 9 7/8%, 5/15/07 B2  10,000  10,550
Echostar Communications Corp.
 secured discount 0%,
 6/1/04 (d) B2  160,000  146,400
Motors & Gears, Inc.:
 10 3/4%, 11/15/06 B3  60,000  63,600
 10 3/4%, 11/15/06 (c) B3  10,000  10,625
  231,175
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Continental Global Group, Inc.
 11%, 4/1/07 B2  20,000  21,300
Goss Graphic System, Inc.
 12%, 10/15/06 B2  50,000  56,500
McDermott International, Inc.
 9 3/8%, 3/15/02 Ba3  60,000  64,650
Tenneco, Inc.
 8.075%, 10/1/02 Baa1  300,000  320,946
  463,396
POLLUTION CONTROL - 0.2%
Allied Waste North America
 10 1/4%, 12/1/06 B2  10,000  10,975
Envirosource, Inc.
 9 3/4%, 6/15/03 B3  40,000  40,600
WMX Technologies, Inc.
 7.10%, 8/1/26 Baa1  400,000  413,664
  465,239
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,159,810
MEDIA & LEISURE - 1.9%
BROADCASTING - 1.6%
ACME Television/ACME
 Financial Corp. 0%,
 9/30/04 (c)(d) B3  50,000  36,813
Adelphia Communications
 Corp.:
  9 1/2%, 2/15/04 B3  35,238  34,566
  9 7/8%, 3/1/07 B3  30,000  31,725
Ascent Entertainment
 Group, Inc. 0%,
 12/15/04 (c)(d) B3  70,000  40,425
Capstar Broadcasting
 Partners, Inc.:
  9 1/4%, 7/1/07 B2  60,000  61,725
  0%, 2/1/09 (d) B3  80,000  57,800
Chancellor Radio Broadcasting
 Company 8 1/8%,
 12/15/07 (c) -  60,000  58,800
Chancellor Media Corp. 8 3/4%,
 6/15/07 B3  20,000  20,350

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (E) AMOUNT (NOTE 1)
Continental Cablevision, Inc.:
 8.30%, 5/15/06 Baa3 $ 215,000 $ 234,653
 9%, 9/1/08 Baa3  520,000  600,766
CS Wireless Systems, Inc.
 0%, 3/1/06 (d) Caa  30,000  8,400
Falcon Holdings Group LP
 11%, 9/15/03, pay-in-kind -  136,600  141,195
FrontierVision Holdings
 LP/FrontierVision Holdings
 Capital Corp. 0%,
 9/15/07 (d) Caa1  10,000  7,175
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3  10,000  10,475
 9 3/8%, 12/1/05 B3  10,000  10,125
Hearst-Argyle Television, Inc.
 7 1/2%, 11/15/27 Baa3  250,000  253,680
International Cabletel, Inc.
 0%, 2/1/06 (d) B3  110,000  85,800
Olympus Communications
 LP/Olympus Capital Corp
 10 5/8%, 11/15/06 B1  60,000  66,450
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07 B2  50,000  56,500
 0%, 1/15/07 (d) B2  290,000  215,325
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  60,000  66,000
TCI Communication, Inc.
 6.82%, 9/15/10 (f) Ba1  250,000  250,818
Telewest PLC 0%, 10/1/07 (d) B1  20,000  15,500
Time Warner, Inc. 8.18%,
 8/15/07 Ba1  1,000,000  1,090,000
UIH Australia/Pacific, Inc. (d):
 Series B, 0%, 5/15/06 B2  150,000  99,000
 0%, 5/15/06 (c) B2  10,000  6,600
United International Holdings,
 Inc. 0%, 11/15/99 B3  20,000  16,400
Viacom International, Inc.,
 Series B 7%, 7/1/03 B1  10,000  9,550
  3,586,616
ENTERTAINMENT - 0.1%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 B2  70,000  72,625
AMF Group, Inc., Series B:
 10 7/8%, 3/15/06 B2  30,000  32,850
 0%, 3/15/06 (d) B2  12,000  9,435
Cinemark USA, Inc.
 9 5/8%, 8/1/08 B2  30,000  31,050
Viacom, Inc. 8%, 7/7/06 B1  120,000  120,450
  266,410
LEISURE DURABLES & TOYS - 0.0%
ICON Fitness Corp. 0%,
 11/15/06 (d) Caa3  10,000  5,650
LODGING & GAMING - 0.1%
HMC Acquisition Properties,
 Inc. 9%, 12/15/07 Ba3  60,000  63,000
HMH Properties, Inc.
 8 7/8%, 7/15/07 Ba3  70,000  73,325
KSL Recreation Group, Inc.
 10 1/4%, 5/1/07 B3  20,000  21,400
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (E) AMOUNT (NOTE 1)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Station Casinos, Inc.
 9 3/4%, 4/15/07 B2 $ 20,000 $ 20,700
Sun International Hotels
 Ltd./Sun International
 North America, Inc.
 yankee 9%, 3/15/07 Ba3  60,000  61,800
  240,225
PUBLISHING - 0.1%
Big Flower Press Holdings, Inc.:
 8 7/8%, 7/1/07 B2  110,000  110,688
 8 7/8%, 7/1/07 (c) B2  20,000  20,100
Hollinger International
 Publishing, Inc. 9 1/4%,
 3/15/07 B1  40,000  42,000
ITT Publimedia BV 9 3/8%,
 9/15/07 (c) B3  60,000  63,000
Perry Judds, Inc. 10 5/8%,
 12/15/07 (c) B3  10,000  10,350
  246,138
RESTAURANTS - 0.0%
AFC Enterprises, Inc.
 10 1/4%, 5/15/07 B3  20,000  21,050
SC International Services, Inc.
 9 1/4%, 9/1/07 (c) B2  50,000  51,500
  72,550
TOTAL MEDIA & LEISURE   4,417,589
NONDURABLES - 0.4%
FOODS - 0.0%
Del Monte Foods Co.
 0%, 12/15/07 (c) Caa2  20,000  11,450
HOUSEHOLD PRODUCTS - 0.1%
RBX Corp. 12%, 1/15/03 (c) B2  20,000  20,500
Renaissance Cosmetic, Inc.
 11 3/4%, 2/15/04 B3  50,000  45,000
Revlon Consumer Products
 Corp. 10 1/2%, 2/15/03 B3  105,000  110,513
  176,013
TOBACCO - 0.3%
North Atlantic Trading, Inc.
 11%, 6/15/04 B3  20,000  20,850
Philip Morris Companies, Inc.:
 7%, 7/15/05 A2  500,000  509,680
 6.95%, 6/1/06 A2  250,000  258,915
  789,445
TOTAL NONDURABLES   976,908
PRECIOUS METALS - 0.0%
PRECIOUS METALS - 0.0%
Centaur Mining & Exploration
 Ltd. 11%, 12/1/07 (c) B1  60,000  60,300
RETAIL & WHOLESALE - 1.0%
APPAREL STORES - 0.1%
Mothers Work, Inc.
 12 5/8%, 8/1/05 B3  10,000  10,650

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (E) AMOUNT (NOTE 1)
Specialty Retailers, Inc.:
 8 1/2%, 7/15/05 Ba3 $ 30,000 $ 30,600
 9%, 7/15/07  B2  70,000  71,400
  112,650
GENERAL MERCHANDISE STORES - 0.6%
Dayton Hudson Corp.:
 6.80%, 10/1/01 Baa1  300,000  304,515
 6.40%, 2/15/03 Baa1  400,000  400,168
Federated Department Stores,
 Inc. 6.79%, 7/15/27 Baa2  500,000  513,385
Penney (J.C.) Co.,Inc.
 6.95%, 4/1/00 A2  160,000  162,579
  1,380,647
GROCERY STORES - 0.2%
American Stores Co.
 7 1/2%, 5/1/37 Baa2  250,000  273,700
Di Giorgio Corp.
 10%, 6/15/07 B3  30,000  29,475
Food 4 Less Holdings, Inc.
 13 5/8%, 6/15/07 -  11,408  13,449
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02 Caa2  60,000  49,050
 9 5/8%, 5/1/03 Caa1  60,000  55,275
Penn Traffic Co.:
 10 1/4%, 2/15/02 B3  20,000  18,200
 8 5/8%, 12/15/03 B3  30,000  25,500
Pueblo Xtra International, Inc.
 9 1/2%, 8/1/03 B3  100,000  94,500
  559,149
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Big 5 Corp. 10 7/8%,
 11/15/07 (c) B2  50,000  49,750
Central Tractor Farm & Country,
 Inc. 10 5/8%, 4/1/07 B2  20,000  21,100
Corporate Express, Inc.,
 Series B, 9 1/8%, 3/15/04 B2  10,000  10,200
J Crew Operating Corp.
 10 3/8%, 10/15/07 (c) B3  40,000  34,800
J Crew Group, Inc. 0%,
 10/15/08 (c)(d) Caa2  40,000  17,400
  133,250
TOTAL RETAIL & WHOLESALE   2,185,696
SERVICES - 0.1%
LEASING & RENTAL - 0.1%
Hollywood Entertainment Corp.
 10 5/8%, 8/15/04 B3  80,000  78,000
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa1  40,000  40,400
SERVICES - 0.0%
Iron Mountain, Inc.
 8 3/4%, 9/30/09 (c) B3  30,000  30,600
Outsourcing Solutions, Inc.
 11%, 11/1/06 B3  10,000  11,025
  41,625
TOTAL SERVICES   160,025
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (E) AMOUNT (NOTE 1)
TECHNOLOGY - 0.2%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc.
 0%, 7/15/07 (d) B2 $ 60,000 $ 42,750
Jordan Telecommunication
 Products, Inc.:
  9 7/8%, 8/1/07 B3  30,000  30,488
  0%, 8/1/07 (d) B3  60,000  48,600
  121,838
COMPUTER SERVICES & SOFTWARE - 0.0%
Concentric Network Corp.
 12 3/4%, 12/15/07 unit (c) -  10,000  10,275
DecisionOne Holdings Corp.
 0%, 8/1/8 unit (d) Caa1  10,000  6,400
  16,675
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Comdisco, Inc.
 6.70%, 8/6/99 Baa1  250,000  252,675
ELECTRONIC INSTRUMENTS - 0.0%
Wavetek Corp.
 10 1/8%, 6/15/07 B3  10,000  10,300
ELECTRONICS - 0.0%
Communications Instruments,
 Inc. 10%, 9/15/04 (c) B3  10,000  10,200
ViaSystems, Inc.
 9 3/4%, 6/1/07 B3  30,000  30,975
  41,175
TOTAL TECHNOLOGY   442,663
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.1%
Atlas Air, Inc. pass through
 trust 12 1/4%, 12/1/02 Ba3  30,000  33,450
Kitty Hawk, Inc. 9.95%,
 11/15/04 (c) B1  50,000  51,500
  84,950
RAILROADS - 0.5%
Burlington Northern
 Santa Fe Corp.:
  6 7/8%, 12/1/27 Baa2  1,000,000  1,001,850
  7.29%, 6/1/36 Baa2  150,000  160,679
  1,162,529
TOTAL TRANSPORTATION   1,247,479
UTILITIES - 1.4%
CELLULAR - 0.3%
McCaw International Ltd.
 0%, 4/15/07 (d) CCC  260,000  150,800
Microcell Telecommunications,
 Inc. 0%, 6/1/06 (d) B3  50,000  33,750
Millicom International Cellular
 SA 0%, 6/1/06 (d) B3  290,000  211,700
Pagemart Nationwide, Inc.
 0%, 2/1/05 (d) -  40,000  34,200
Pagemart, Inc. 0%,
 11/1/03 (d) -  70,000  65,450
Rogers Communications, Inc.
 8 7/8%, 7/15/07 B2  10,000  10,000

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (E) AMOUNT (NOTE 1)
Teletrac, Inc. 14%, 8/1/07 Caa2 $ 40,000 $ 38,000
Telesystem International
 Wireless, Inc. (c)(d):
  0%, 6/30/07 Caa1  80,000  50,000
  0%, 11/1/07 Caa1  20,000  11,100
360 Degrees Communications
 Co. 7 1/8%, 3/1/03 Ba1  115,000  117,445
USA Mobile Communications,
 Inc. II:
  9 1/2%, 2/1/04 B2  10,000  9,650
  14%, 11/1/04 B2  20,000  22,100
  754,195
ELECTRIC UTILITY - 0.4%
AES Corp. 8 3/8%, 8/15/07 Ba1  30,000  29,925
Israel Electric Corp. Ltd.
 7 3/4%, 12/15/27 (c) A3  930,000  936,529
  966,454
GAS - 0.2%
Columbia Gas System, Inc.
 6.61%, 11/28/02 Baa1  379,000  382,229
TELEPHONE SERVICES - 0.5%
GST Equipment Funding, Inc.
 13 1/4%, 5/1/07 -  30,000  34,200
GST Telecommunications, Inc.
 12 3/4%, 11/15/07 -  60,000  62,700
GST USA, Inc. 0%,
 12/15/05 (d) -  34,000  26,010
Hyperion Telecommunications, Inc.:
 Series B, 0%, 4/15/03 (d) B  70,000  50,750
 12 1/4%, 9/1/04 B  40,000  43,900
McLeodUSA, Inc. 0%,
 3/1/07 (d) B3  80,000  57,700
Netia Holdings BV 10 1/4%,
 11/1/07 (c) B3  30,000  28,800
Winstar Communications, Inc.:
 0%, 10/15/05 (d) Caa1  50,000  39,250
 14 1/2%, 10/15/05 Caa1  70,000  92,400
Winstar Equipment
 12 1/2%, 3/15/04 B3  10,000  11,225
WorldCom, Inc.:
 8 7/8%, 1/15/06 Ba1  184,000  197,969
 7 3/4%, 4/1/07 Ba1  400,000  429,556
  1,074,460
TOTAL UTILITIES   3,177,338
TOTAL NONCONVERTIBLE BONDS   32,813,035
TOTAL CORPORATE BONDS
 (Cost $33,108,642)   33,788,248
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 5.5%
U.S. TREASURY OBLIGATIONS - 4.4%
 6 5/8%, 6/30/01 Aaa  7,740,000  7,954,088
 7%, 7/15/06 Aaa  35,000  37,778
 7 1/4%, 2/15/23 Aaa  500,000  570,780
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (E) AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - CONTINUED
 7 5/8%, 2/15/25 Aaa $ 500,000 $ 606,795
 6.375%, 8/15/27 Aaa  925,000  975,588
  10,145,029
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.1%
Federal Home Loan Bank:
 7.56%, 9/1/04 Aaa  310,000  336,542
 7.59%, 3/10/05 Aaa  190,000  206,921
Fannie Mae:
  7.59%, 2/14/00 Aaa  500,000  517,500
  6.72%, 8/1/05 Aaa  720,000  749,246
Government Trust Certificates
 (assets of Trust guaranteed by
 U.S. Government through
 Defense Security Assistance
 Agency) Class 2-E, 9.40%,
 5/15/02 Aaa  114,066  121,169
State of Israel (guaranteed by
 U.S. Government through
 Agency for International
 Development):
  8%, 11/15/01 Aaa  220,000  235,767
  5.89%, 8/15/05 Aaa  310,000  308,047
  2,475,192
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $12,407,284)   12,620,221
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 8.1%
FEDERAL HOME LOAN GUARANTEED - 0.5%
 7%, 6/1/99 to 7/1/01 Aaa  325,962  329,807
 7 1/2%, 11/1/27 to 12/1/27 Aaa  891,887  913,346
  1,243,153
FREDDIE MAC - 0.0%
 7%, 6/1/01 Aaa  91,807  92,981
FANNIE MAE - 7.2%
 5 1/2%, 2/1/03 to 2/1/26 Aaa  1,078,491  1,051,183
 6%, 4/1/11 to 1/1/13 Aaa  3,438,832  3,385,782
 6 1/2%, 1/1/28 Aaa  4,000,000  3,951,250
 7%, 1/1/28  Aaa  7,900,000  7,959,250
  16,347,465
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.4%
 7%, 10/15/23 to 11/15/27 Aaa  856,425  864,380
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $18,459,771)   18,547,979
U.S. GOVERNMENT AGENCY - 0.5%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (E) AMOUNT (NOTE 1)
Freddie Mac planned
 amortization class
 Series 1645 Class ZA,
 5 1/2%, 4/15/05 Aaa $ 639,708 $ 631,512
Fannie Mae planned
 amortization class
 Series 1993-129 Class D,
 6.10%, 6/25/05 Aaa  500,000  499,375
TOTAL U.S. GOVERNMENT AGENCY
 (Cost $1,114,810)   1,130,887
COMMERCIAL MORTGAGE SECURITIES - 1.0%
BKB Commercial Mortgage Trust
 Series 1997-C1 Class A-1,
 6 7/8%, 2/25/43 (c) AAA  115,731  115,627
CS First Boston Mortgage
 Securities Corp. Series
 1997-C2 Class D,
 7.27%, 4/17/11 Baa2  220,000  220,481
First Union-Lehman Brothers
 Commercial Mortgage Trust
 sequential pay Series
 1997-C2 Class A3,
 6.65%, 12/18/07 Aaa  1,000,000  1,008,672
General Motors Acceptance
 Corp. Commercial Mortgage
 Securities, Inc. Series 1997-C2
 Class E, 7.624%, 4/15/11 Baa3  190,000  189,020
Thirteen Affiliates of General
 Growth Properties, Inc.
 sequential pay Series A-2,
 6.602%, 11/15/12 (c) Aaa  500,000  501,295
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (c) Aaa  143,915  145,534
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $2,170,661)   2,180,629
FOREIGN GOVERNMENT OBLIGATIONS (G) - 0.3%
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  470,000  472,594
Quebec Province yankee
 6.86%, 4/15/26 (f) A2  250,000  258,185
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $709,908)   730,779
SUPRANATIONAL OBLIGATIONS - 0.3%
Inter American Development Bank
 yankee 6.29%, 7/16/27
 (Cost $496,855) Aaa  500,000  519,400
CERTIFICATES OF DEPOSIT - 0.2%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Canadian Imperial Bank of
 Commerce NY Branch
 yankee 6.20%, 8/1/00
 (Cost $500,750)  $ 500,000 $ 500,750
CASH EQUIVALENTS - 11.4%
 SHARES
Taxable Central Cash Fund (b)
 (Cost $26,064,978)  26,064,978  26,064,978
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $203,882,283)  $ 228,340,802
SECURITY TYPE ABBREVIATIONS
QUIPS - Quarterly Income Preferred Securities
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,295,345 or 2.9% of net assets.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is rate at period end.
(e) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is rate at period end.
(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $223,491,590 and $144,489,471, respectively, of which U.S. government and government agency obligations aggregated $87,646,475 and $72,203,682, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $21,693 for the period (See Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 22.0% AAA, AA, A 20.2%
Baa 3.9% BBB 6.0%
Ba 1.4% BB 0.5%
B 2.5% B 2.5%
Caa 0.3% CCC 0.2%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.2%. FMR has determined that unrated debt securities that are lower quality account for 0.2% of the total value of investment in securities.
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $203,947,353. Net unrealized appreciation aggregated $24,393,449, of which $25,857,031 related to appreciated investment securities and $1,463,582 related to depreciated investment securities.
The fund hereby designates approximately $4,059,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                    $
228,340,802
(COST $203,882,283) -

SEE ACCOMPANYING SCHEDULE


CASH                                                                                                                   3,689


RECEIVABLE FOR INVESTMENTS SOLD
111,629

RECEIVABLE FOR FUND SHARES SOLD
119,143

DIVIDENDS RECEIVABLE
316,714

INTEREST RECEIVABLE
733,483

OTHER RECEIVABLES                                                                                                      5,791


 TOTAL ASSETS
229,631,251

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                      $ 14,875,164


PAYABLE FOR FUND SHARES REDEEMED                                                                        95,933


ACCRUED MANAGEMENT FEE                                                                                  77,762


OTHER PAYABLES AND ACCRUED EXPENSES                                                                     34,277


 TOTAL LIABILITIES
15,083,136

NET ASSETS                                                                                                            $
214,548,115

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                       $
176,594,691

UNDISTRIBUTED NET INVESTMENT INCOME
5,297,948

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
8,197,215

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
24,458,261
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS                                                                                                            $
214,548,115


INITIAL CLASS:                                   $14.58
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($214,537,817 (DIVIDED BY) 14,709,529
 SHARES)

SERVICE CLASS:                                   $14.59
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($10,298 (DIVIDED BY) 706 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                $ 2,085,146
DIVIDENDS

INTEREST                                                                          4,195,247

 TOTAL INCOME                                                                     6,280,393

EXPENSES

MANAGEMENT FEE                                                     $ 722,612

TRANSFER AGENT FEES                                                 111,593

DISTRIBUTION FEES -  SERVICE CLASS                                  1

ACCOUNTING FEES AND EXPENSES                                        97,323

NON-INTERESTED TRUSTEES' COMPENSATION                               629

CUSTODIAN FEES AND EXPENSES                                         19,533

REGISTRATION FEES                                                   21

AUDIT                                                               24,602

LEGAL                                                               2,653

MISCELLANEOUS                                                       2,093

 TOTAL EXPENSES BEFORE REDUCTIONS                                   981,060

 EXPENSE REDUCTIONS                                                 (14,149       966,911
                                                                   )

NET INVESTMENT INCOME                                                             5,313,482

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              8,597,232

 FOREIGN CURRENCY TRANSACTIONS                                      (223          8,597,009
                                                                   )

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              16,950,025

 ASSETS AND LIABILITIES IN                                          (592          16,949,433
 FOREIGN CURRENCIES                                                )

NET GAIN (LOSS)                                                                   25,546,442

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 30,859,924

OTHER INFORMATION                                                                $ 13,497
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                               652

                                                                                 $ 14,149


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS              $ 5,313,482     $ 2,701,775
NET INVESTMENT
INCOME

 NET REALIZED GAIN       8,597,009       (391,485)
(LOSS)

 CHANGE IN NET           16,949,433      6,443,286
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE            30,859,924      8,753,576
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO         (2,678,656)     (26,804)
SHAREHOLDERS
FROM NET INVESTMENT
INCOME

 FROM NET REALIZED       -               (192,158)
GAIN

 TOTAL DISTRIBUTIONS     (2,678,656)     (218,962)

SHARE TRANSACTIONS -     83,257,215      51,419,784
NET INCREASE
(DECREASE)

  TOTAL INCREASE         111,438,483     59,954,398
(DECREASE) IN NET
ASSETS

NET ASSETS

 BEGINNING OF PERIOD     103,109,632     43,155,234

 END OF PERIOD          $ 214,548,115   $ 103,109,632
(INCLUDING
UNDISTRIBUTED NET
INVESTMENT INCOME
OF $5,297,948 AND
$2,677,878,
RESPECTIVELY)


OTHER INFORMATION:

      YEAR ENDED DECEMBER 31, 1997             YEAR ENDED DECEMBER 31, 1996

      SHARES                         DOLLARS   SHARES                         DOLLARS



SHARE TRANSACTIONS       7,435,394     $ 99,539,917     4,616,047   $ 51,928,218
INITIAL CLASS
 SOLD

  REINVESTED             215,153        2,678,656       19,533       218,962

  REDEEMED               (1,375,161)    (18,971,358)    (64,658)     (727,396)

  NET INCREASE           6,275,386     $ 83,247,215     4,570,922   $ 51,419,784
(DECREASE)

 SERVICE CLASS A         706           $ 10,000         -           $ -
 SOLD

  REINVESTED             -              -               -            -

  REDEEMED               -              -               -            -

  NET INCREASE           706           $ 10,000         -           $ -
(DECREASE)

DISTRIBUTIONS                          $ 2,678,656                  $ 26,804
INITIAL CLASS - NET
INVESTMENT INCOME

 INITIAL CLASS - NET                    -                            192,158
REALIZED GAIN

 TOTAL                                 $ 2,678,656                  $ 218,962

 SERVICE CLASS - NET                   $ -                          $ -
INVESTMENT INCOME

 SERVICE CLASS - NET                    -                            -
REALIZED GAIN

 TOTAL                                 $ -                          $ -

                                       $ 2,678,656                  $ 218,962



A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS
                          YEARS ENDED DECEMBER 31,          JANUARY 3, 1995
                                                            (COMMENCEMENT
                                                            OF OPERATIONS) TO
                                                            DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995

NET ASSET VALUE,    $ 12.23     $ 11.17     $ 10.00
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                 .44 D       .33         .14
INVESTMENT
INCOME

 NET REALIZED        2.22        .78         1.25
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM          2.66        1.11        1.39
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET            (.31)       (.01) F     (.14)
INVESTMENT
INCOME

 FROM NET            -           (.04) F     (.08)
REALIZED GAIN

 TOTAL               (.31)       (.05)       (.22)
DISTRIBUTIONS

NET ASSET VALUE,    $ 14.58     $ 12.23     $ 11.17
END OF PERIOD

TOTAL RETURN  B,     22.18%      9.98%       13.92%
C

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 214,538   $ 103,110   $ 43,155
OF PERIOD (000
OMITTED)

RATIO OF             .61%        .72%        1.42% G
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF             .60% H      .71% H      1.42%
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET         3.28%       3.63%       3.56%
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO            98%         163%        248%
TURNOVER RATE

AVERAGE             $ .0423     $ .0165
COMMISSION
RATE I



FINANCIAL HIGHLIGHTS - SERVICE CLASS
                          YEAR ENDED
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1997 E

NET ASSET VALUE,    $ 14.16
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                 .08 D
INVESTMENT
INCOME

 NET REALIZED        .35
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM          .43
INVESTMENT
OPERATIONS

NET ASSET VALUE,    $ 14.59
END OF PERIOD

TOTAL RETURN B       3.04%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 10
OF PERIOD (000
OMITTED)

RATIO OF             .71%
EXPENSES TO         A
AVERAGE NET
ASSETS

RATIO OF NET         3.43%
INVESTMENT          A
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO            98%
TURNOVER

AVERAGE             $ .0423
COMMISSION
RATE I

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED AND DO NOT REFLECT
CHARGES ATTRIBUTABLE TO YOUR
INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.
C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN
(SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF
SALE OF SERVICE CLASS SHARES)
TO DECEMBER 31, 1997.
F THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.
G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS
ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE
CLASS' EXPENSES (SEE NOTE 6
OF NOTES TO FINANCIAL
STATEMENTS).
I FOR FISCAL YEARS BEGINNING
ON OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX
OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE STRUCTURES
MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                     PAST 1   LIFE OF
DECEMBER 31, 1997                                 YEAR     FUND

VIP II: ASSET MANAGER: GROWTH - "INITIAL CLASS"   25.07%   22.73%

S&P 500 (REGISTERED TRADEMARK)                    33.36%   31.22%

FIDELITY AGG COMP                                 25.79%   N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has a
history of long-term growth and short-term volatility. In
turn, the share price and return of a fund that invests
in stocks will vary. That means if you sell your shares
during a market downturn, you might lose money.
But if you can ride out the market's ups and downs,
you may have a gain.
3
You can also compare the fund's returns to the Fidelity Aggressive Asset Allocation Composite index, a hypothetical combination of unmanaged indices.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980126 092753 S00000000000001
             VIP II Asset Mgr Growth     S&P 500
FID Aggressive Composite
             00159                       SP001
F0022
  1995/01/31      10000.00                    10000.00
   10000.00
  1995/02/28      10149.70                    10389.70
   10319.41
  1995/03/31      10289.42                    10696.30
   10539.38
  1995/04/30      10558.88                    11011.31
   10785.08
  1995/05/31      10708.58                    11451.43
   11198.64
  1995/06/30      11137.72                    11717.44
   11396.90
  1995/07/31      11546.91                    12106.00
   11632.64
  1995/08/31      12065.87                    12136.38
   11694.83
  1995/09/30      12245.51                    12648.54
   12051.93
  1995/10/31      11776.45                    12603.38
   12082.78
  1995/11/30      11986.03                    13156.67
   12486.40
  1995/12/31      12277.71                    13410.07
   12699.16
  1996/01/31      12569.78                    13866.55
   13007.00
  1996/02/29      12613.39                    13995.09
   13008.05
  1996/03/31      12840.37                    14129.86
   13058.25
  1996/04/30      13143.01                    14338.14
   13160.97
  1996/05/31      13348.36                    14707.92
   13378.10
  1996/06/30      13402.41                    14763.95
   13465.02
  1996/07/31      13067.35                    14111.68
   13090.93
  1996/08/31      13164.62                    14409.30
   13265.02
  1996/09/30      13705.04                    15220.25
   13818.40
  1996/10/31      14104.95                    15640.03
   14160.36
  1996/11/30      15023.67                    16822.26
   14932.58
  1996/12/31      14737.79                    16489.01
   14697.36
  1997/01/31      15367.80                    17519.24
   15354.72
  1997/02/28      15514.22                    17656.59
   15451.58
  1997/03/31      14781.88                    16931.08
   14967.66
  1997/04/30      15401.55                    17941.87
   15652.51
  1997/05/31      16336.68                    19034.17
   16360.18
  1997/06/30      16821.15                    19886.90
   16925.34
  1997/07/31      17959.09                    21469.30
   17985.95
  1997/08/31      17395.75                    20266.59
   17246.29
  1997/09/30      18037.95                    21376.59
   17974.93
  1997/10/31      17609.82                    20662.61
   17623.79
  1997/11/30      18116.82                    21619.09
   18218.82
  1997/12/31      18432.29                    21990.29
   18487.71
IMATRL PRASUN   SHR__CHT 19971231 19980126 092754 R00000000000038
Let's say hypothetically that $10,000 was invested in VIP II: Asset
Manager: Growth Portfolio on January 31, 1995, shortly after the fund began. As the chart shows, by December 31, 1997, the value of the investment would have grown to $18,432 - an 84.32% increase. With reinvested dividends and capital gains, if any, an $10,000 investment in the S&P 500 would have grown to $21,990 over the same period - a 119.90% increase.
You can also look at how the Fidelity Aggressive Asset Allocation Composite Index did over the same period. The Aggressive Asset Allocation Composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (119.90%), Lehman Brothers Aggregate Bond Index (32.02%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (16.59%) - according to the fund's neutral mix*, assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $18,488 - an 84.88% increase.
* 70% STOCKS, 25% BONDS AND 5% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO DECEMBER 31, 1996.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                        % OF FUND'S INVESTMENTS

AT&T CORP.                              2.6

FANNIE MAE                              2.3

INTERNATIONAL BUSINESS MACHINES CORP.   2.1

WAL-MART STORES, INC.                   2.0

AMERICAN INTERNATIONAL GROUP, INC.      2.0

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
(STOCKS ONLY)        % OF FUND'S INVESTMENTS

FINANCE              21.7

ENERGY               10.4

TECHNOLOGY           8.1

RETAIL & WHOLESALE   7.1

UTILITIES            6.8

ASSET ALLOCATION AS OF DECEMBER 31, 1997*
ROW: 1, COL: 1, VALUE: 4.6
ROW: 1, COL: 2, VALUE: 18.3
ROW: 1, COL: 3, VALUE: 77.09999999999999
STOCK CLASS  77.1%
BOND CLASS  18.3%
SHORT-TERM CLASS  4.6%
FOREIGN INVESTMENTS  3.0%
*
ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE
FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO
ACCOUNTING
STANDARDS AND WILL DIFFER FROM THE PIE CHART.
% OF FUND'S INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                   PAST 1   LIFE OF
DECEMBER 31, 1997                               YEAR     FUND

VIP II: ASSET MANAGER: GROWTH - SERVICE CLASS   24.99%   22.71%

S&P 500 (REGISTERED TRADEMARK)                  33.36%   31.22%

FIDELITY AGG COMP                               25.79%   N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has a
history of long-term growth and short-term volatility. In
turn, the share price and return of a fund that invests
in stocks will vary. That means if you sell your shares
during a market downturn, you might lose money.
But if you can ride out the market's ups and downs,
you may have a gain.
3
You can also compare the fund's returns to the Fidelity Aggressive Asset Allocation Composite index, a hypothetical combination of unmanaged indices.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.
If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND

 S&P 500
VIP II: Asset Mgr: Growth - Service Class Fidelity Agg Asset
$21,990
$18,488
$18,421
$
Let's say hypothetically that $10,000 was invested in VIP II: Asset
Manager: Growth Portfolio on January 31, 1995, shortly after the fund began. As the chart shows, by December 31, 1997, the value of the investment would have grown to $18,421 - a 84.21% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500 would have grown to $21,990 over the same period - a 119.90% increase.
You can also look at how the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The Aggressive Asset Allocation Composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (119.90%), Lehman Brothers Aggregate Bond Index (32.02%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (16.59%) - according to the fund's neutral mix*, assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $18,488 - an 84.88% increase.
* 70% STOCKS, 25% BONDS AND 5% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO DECEMBER 31, 1996.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                        % OF FUND'S INVESTMENTS

AT&T CORP.                              2.6

FANNIE MAE                              2.3

INTERNATIONAL BUSINESS MACHINES CORP.   2.1

WAL-MART STORES, INC.                   2.0

AMERICAN INTERNATIONAL GROUP, INC.      2.0

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
(STOCKS ONLY)        % OF FUND'S INVESTMENTS

FINANCE              21.7

ENERGY               10.4

TECHNOLOGY           8.1

RETAIL & WHOLESALE   7.1

UTILITIES            6.8

ASSET ALLOCATION AS OF DECEMBER 31, 1997*
ROW: 1, COL: 1, VALUE: 4.6
ROW: 1, COL: 2, VALUE: 18.3
ROW: 1, COL: 3, VALUE: 77.09999999999999
STOCK CLASS  77.1%
BOND CLASS  18.3%
SHORT-TERM CLASS  4.6%
FOREIGN INVESTMENTS  3.0%
*
ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE
FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO
ACCOUNTING
STANDARDS AND WILL DIFFER FROM THE PIE CHART.
% OF FUND'S INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO FUND TALK: THE MANAGERS' OVERVIEW





An interview with Richard Habermann (top left), Portfolio Manager of Asset Manager: Growth Portfolio; Steven Snider (top right), sub-manager for stocks; Charles Morrison (bottom left), sub-manager for bonds; John Todd (bottom right), sub-manager for short-term/money market instruments; and Fred Hoff, who assisted with the fund's high-yield investments. Steven Snider became sub-manager for stocks on October 1, 1997.
Q. HOW DID THE FUND PERFORM, DICK?
D.H. The fund allocates its assets among stocks, bonds and short-term/money market instruments in an effort to provide competitive returns with restrained volatility relative to funds or indexes that invest only in stocks. The fund provided both during the period, benefiting from the performance of its investments in equities and high-yield bonds, as well as from its successful asset allocation moves during certain times in the period. Accordingly, the fund performed in line with the 25.79% return of the Fidelity Aggressive Asset Allocation Composite Index, a combination of unmanaged indices, during the 12 months that ended December 31, 1997. The composite index, as defined on the previous page, reflects the fund's neutral asset allocation mix, which comprises 70% stocks, 25% bonds and 5% short-term/money market instruments. The fund underperformed the 33.36% return for the Standard & Poor's 500 Index, which is made up exclusively of stocks, because the fund is diversified into other asset classes that didn't perform as well as stocks.
Q. WHAT WAS THE FUND'S ASSET MIX AT THE END OF THE PERIOD?
D.H. At the end of 1997, the fund's equity position stood at about 77%, more aggressive than the neutral mix the fund instituted at the beginning of the year. When I pared back the equity portion toward the end of the third quarter, I increased both the fund's bond and short-term/money market positions. At the end of the period, the fund held about 18% in bonds and about 5% in short-term/money market instruments. It's important to note that each of the fund's managers strive to manage risks within the portfolio. The shifts made in the fund's asset allocations are subtle. As a result, the volatility of the fund is significantly lower than it is for equity-only funds and the S&P 500 index.
Q. WHY DID YOU REDUCE THE FUND'S STOCK INVESTMENTS?
D.H. I became more cautious in late summer as the economic crisis in Asia started to unfold, influencing my decision to decrease the fund's equity position and marginally increase bonds. The fund was fairly aggressive during the first half of the year, investing as much as 80% of the fund's assets in equities. In response to some concerns I had related to the pace of earnings growth, I pared the equity weighting back in the middle of September, thus dampening the portfolio impact of the late-year market weakness caused by financial problems in Southeast Asia. My concern that the Asian turmoil would dampen the growth prospects of many U.S. companies led me to maintain comparatively lower equity weightings through the fourth quarter.
Q. WHAT HAPPENED IN THE BOND MARKET?
D.H. Overall, bonds had a good year. During the first half of the year, the bond market struggled because of concerns that continued economic growth might lead to inflation. The fears heightened just before and after the Federal Reserve Board tried to head off inflation by raising the fed funds rate - the rate banks charge each other for overnight loans - from 5.25% to 5.50% at the end of March. Once the market received signs that economic growth was moderating and inflation continued to be almost non-existent, the bond market rallied. As it turned out, inflation was benign throughout the rest of the year. There were opportunities for the fund in the high-yield sector of the bond market as a lot of cash flow was going into that segment, and I'll ask Fred Hoff of Fidelity's High-Income Group - who assisted me with the fund's high-yield investments - to elaborate. F.H. The fund's high-yield investments - based on our strategy of using intensive credit research to find companies with promising cash flow growth - were, indeed, among the better-performing sectors of the fixed-income market this year. The fund was helped specifically during the period by its large holdings in the telecommunications and broadcasting industries, which benefited from significant merger activity as well as favorable new legislation that created growth opportunities.
Q. TURNING TO YOU, STEVEN, HOW DID YOU MANAGE THE STOCK PORTION OF THE
FUND?
S.S. I began managing the fund in October, after the reduction in the equity portion of the portfolio had already begun. Before that time, George Vanderheiden managed the stock portion. George used a fundamental, bottom-up approach to finding individual stocks. I manage the fund quite differently because I use quantitative models to help me pick stocks. This means that I also rely on computer models to sort through large amounts of quantitative information on companies - such as earnings, balance-sheet data, cash flows, liquidity, volatility and external factors - trying to find misvaluations, or stocks that are trading above or below their "fair value" in the marketplace. I evaluate the portfolio, along with the information the computers generate daily, and make an assessment about which stocks to hold, which to buy and which to sell.
Q. WHAT ARE THE MAJOR DIFFERENCES BETWEEN YOUR STRATEGY AND A FUNDAMENTAL APPROACH?
S.S. I think it's important to remember that both quantitative and fundamental approaches have a common rationale. In both cases, the portfolio manager analyzes data about a company to estimate a fair value for the stock. A manager using a fundamental stock-picking strategy - such as George Vanderheiden's - typically evaluates one stock at a time, using experience to assess its prospects and valuation. Our group's quantitative models instead allow me to monitor a large number of stocks simultaneously - currently over 3,000 - constantly calculating the value of each stock relative to the others. Risk control is a very important part of the quantitative discipline. Stock valuation is only the first part of the process, since I consider the risk characteristics of the entire portfolio when I review buy and sell candidates.
Q. CHARLIE, WHAT WAS YOUR STRATEGY FOR THE FUND'S BOND INVESTMENTS? C.M. I focused on two broad strategies in the bond portion of the fund during the year. First, I maintained an overweighted position - relative to the Lehman Brothers Aggregate Bond Index - in the corporate sector, focusing on securities with relatively short maturities. Corporate bonds were trading at historically low yields for much of the year. Owning short-maturity issues added yield to the fund, yet exposed the fund to less total-return risk in the event that corporate bonds began to underperform Treasury securities. My second broad strategy focused on the mortgage market, where I maintained an underweighted position in mortgage pass-through securities, and an overweighted exposure to commercial mortgage-backed securities, bonds backed by commercial real estate properties such as office buildings and retail malls.
Q. WHAT WAS THE ENVIRONMENT IN THE MORTGAGE MARKET?
C.M. The mortgage market, in general, had a strong year. A combination of lower issuance, relatively low interest-rate volatility and strong investor demand allowed mortgage pass-through securities to perform very well. The fund was underweighted in these securities during the period - a position that modestly hurt the fund, particularly in the first half of the year. However, as interest rates rallied for much of the second half of 1997, the fund's underweighting in pass-throughs, particularly in higher-coupon mortgages, helped performance. Market concerns over increased prepayment risk - the risk that homeowners refinance their current mortgages at lower rates - and a pick-up in interest-rate volatility contributed to the weaker market at year-end.
Q. JOHN, WHAT WAS THE BACKDROP FOR THE SHORT-TERM AND MONEY MARKETS LIKE DURING THE PERIOD?
J.T. The central theme was robust economic growth with no noticeable threat posed by inflation. While real gross domestic product grew at a rate approaching 4% in 1997 - a pace believed to be above the economy's capacity to expand without generating inflation - the Fed remained on the sidelines after its initial fed funds rate hike in March. In addition, the financial difficulties that arose in Asia in late summer could have a dampening effect on the U.S. economy because U.S. companies export a fair amount to the region. As a result, market participants expect the Fed to take a more balanced stance with respect to short-term interest rates.
Q. WHAT SORT OF STRATEGY DID YOU PURSUE?
J.T. At the end of the first quarter, prices in the market reflected the sentiment that the Fed would continue with a series of interest-rate increases that appeared to begin in March. I felt the market was jumping the gun and that the resulting yields offered by longer-term securities were particularly attractive. As a result, I extended my portion of the fund's average maturity to the low 70-day range. Moving into the summer, the markets reversed course, with prices and yields indicating that the Fed would hold off making any moves for the foreseeable future. So, I let my portion of the fund's maturity slip back to the low 60s. By the end of the year, some market observers were actually calling for the Fed to lower rates because of the risk of deflation from the intensifying competition posed by cheaper Asian goods.
Q. TURNING BACK TO YOU, DICK, WHAT'S YOUR OUTLOOK?
D.H. I'm cautiously optimistic. Despite high valuations, I think foreign investors will continue to come to the U.S. stock market because they are attracted by the strength of the dollar. And while it's difficult to predict short-term movements in the markets, most investors may discover that investing in U.S. companies can generate competitive long-term returns compared to the rest of the world. I also think we will continue to see a low-inflation environment, which bodes well for the fixed-income markets. I expect earnings growth to slow from its pace last year, when stock prices rose at a higher rate than earnings in many cases. I think stock prices will keep pace with earnings growth in 1998. Overall, I would say it won't be a great year or a bad year - I think it will be an average year.



FUND FACTS
GOAL: to provide income and growth of capital by
investing in a diversified portfolio of stocks and
bonds
START DATE: January 3, 1995
SIZE: as of December 31, 1997, more than $214
million
MANAGER: John Avery, since January 1998; joined
Fidelity in 1995
3
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 75.3%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.2%
AEROSPACE & DEFENSE - 0.6%
United Technologies Corp.   37,600 $ 2,736,488
DEFENSE ELECTRONICS - 0.6%
Litton Industries, Inc. (a)  13,800  793,500
Raytheon Company:
 Class A  8,232  405,941
 Class B  37,600  1,898,800
  3,098,241
SHIP BUILDING & REPAIR - 0.0%
Avondale Industries, Inc. (a)  2,600  77,188
TOTAL AEROSPACE & DEFENSE   5,911,917
BASIC INDUSTRIES - 3.3%
CHEMICALS & PLASTICS - 2.3%
Dow Chemical Co.   45,100  4,577,650
Lubrizol Corp.   17,000  626,875
Millennium Chemicals, Inc.   48,600  1,145,138
Raychem Corp.   70,000  3,014,375
Union Carbide Corp.   36,500  1,567,219
  10,931,257
METALS & MINING - 0.2%
Aluminum Co. of America  14,800  1,041,550
PACKAGING & CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)  100,800  3,824,100
TOTAL BASIC INDUSTRIES   15,796,907
CONSTRUCTION & REAL ESTATE - 0.9%
BUILDING MATERIALS - 0.1%
Vulcan Materials Co.   3,300  337,013
CONSTRUCTION - 0.8%
Centex Corp.   9,700  610,494
D.R. Horton, Inc.   32,900  571,638
Fleetwood Enterprises, Inc.   48,833  2,072,350
Kaufman & Broad Home Corp.   34,200  767,363
U.S. Home Corp. (a)  2,600  102,050
  4,123,895
TOTAL CONSTRUCTION & REAL ESTATE   4,460,908
DURABLES - 3.5%
AUTOS, TIRES, & ACCESSORIES - 3.3%
Cummins Engine Co., Inc.   15,500  915,469
Discount Auto Parts, Inc. (a)  5,700  109,013
Eaton Corp.   30,100  2,686,425
Federal-Mogul Corp.   7,700  311,850
Ford Motor Co.   57,200  2,784,925
General Motors Corp.   129,100  7,826,688
Goodyear Tire & Rubber Co.   7,600  483,550
Superior Industries International, Inc.   27,100  726,619
  15,844,539
TEXTILES & APPAREL - 0.2%
Burlington Industries, Inc. (a)  37,300  515,206
Liz Claiborne, Inc.   11,300  472,481
  987,687
TOTAL DURABLES   16,832,226

 SHARES VALUE (NOTE 1)
ENERGY - 10.4%
ENERGY SERVICES - 1.4%
BJ Services Co. (a)  31,100 $ 2,237,256
ENSCO International, Inc.   49,700  1,664,950
McDermott International, Inc.   34,100  1,248,913
Tidewater, Inc.   32,300  1,780,538
  6,931,657
OIL & GAS - 9.0%
Atlantic Richfield Co.   77,700  6,225,713
British Petroleum PLC ADR  384  30,600
Burlington Resources, Inc.   91,332  4,092,815
Chevron Corp.   98,700  7,599,900
Enron Oil & Gas Co.   4,000  84,750
Fortune Natural Resources Corp.
 warrants 9/28/98 (a)  100,000  50,000
Kerr-McGee Corp.   8,500  538,156
Mobil Corp.   113,000  8,157,188
Occidental Petroleum Corp.   78,400  2,298,100
Royal Dutch Petroleum Co. Ord.   3,200  175,751
Royal Dutch Petroleum Co.   89,900  4,871,456
Texaco, Inc.   106,000  5,763,750
Tosco Corp.   88,100  3,331,281
Valero Energy Corp.   7,000  220,063
  43,439,523
TOTAL ENERGY   50,371,180
FINANCE - 21.6%
BANKS - 5.5%
BankAmerica Corp.   108,200  7,898,600
Bankers Trust New York Corp.   23,600  2,653,525
Chase Manhattan Corp.  68,600  7,511,700
Citicorp  24,100  3,047,144
First Union Corp.   59,600  3,054,500
Republic New York Corp.   19,800  2,260,913
  26,426,382
CLOSED END INVESTMENT COMPANY - 0.0%
First NIS Regional Fund (a)  14,400  237,600
CREDIT & OTHER FINANCE - 0.3%
First of America Bank Corp.   16,900  1,303,413
Green Tree Financial Corp.   12,700  332,581
  1,635,994
FEDERAL SPONSORED CREDIT - 3.7%
Freddie Mac  163,100  6,840,006
Fannie Mae  193,300  11,030,181
  17,870,187
INSURANCE - 10.8%
Allmerica Financial Corp.   14,100  704,119
Allstate Corp.   100,400  9,123,850
American International Group, Inc.   87,650  9,531,938
CIGNA Corp.   32,300  5,589,919
Conseco, Inc.   118,600  5,388,888
Financial Security Assurance
 Holdings Ltd.   4,700  226,775
General Re Corp.   9,600  2,035,200
Hartford Financial Services Group, Inc.   15,000  1,403,438
ING Groep NV sponsored ADR  521  22,045
Loews Corp.   11,400  1,209,825
MGIC Investment Corp.   44,500  2,959,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Old Republic International Corp.   15,500 $ 576,406
Orion Capital Corp.   5,200  241,475
PMI Group, Inc.   18,800  1,359,475
Provident Companies, Inc.   2,200  84,975
Reliastar Financial Corp.   10,200  420,113
Torchmark Corp.   50,300  2,115,744
Travelers Property Casualty Corp.
 Class A  7,800  343,200
Travelers Group, Inc. (The)  167,350  9,015,981
  52,352,616
SAVINGS & LOANS - 0.4%
Golden West Financial Corp.   17,500  1,711,719
SECURITIES INDUSTRY - 0.9%
Lehman Brothers Holdings, Inc.   86,400  4,406,400
TOTAL FINANCE   104,640,898
HEALTH - 4.2%
DRUGS & PHARMACEUTICALS - 2.6%
Bristol-Myers Squibb Co.   11,900  1,126,038
Merck & Co., Inc.   11,800  1,253,750
Pfizer, Inc.   42,300  3,153,994
Schering-Plough Corp.   117,200  7,281,050
  12,814,832
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Allegiance Corp.   1,660  58,826
Biomet, Inc.   28,600  732,875
Guidant Corp.   25,100  1,562,475
  2,354,176
MEDICAL FACILITIES MANAGEMENT - 1.1%
FPA Medical Management, Inc. (a)  42,700  795,288
Lincare Holdings, Inc. (a)  16,000  912,000
United HealthCare Corp.   51,900  2,578,781
Wellpoint Health Networks, Inc. (a)  25,000  1,056,250
  5,342,319
TOTAL HEALTH   20,511,327
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc.   27,600  831,452
INDUSTRIAL MACHINERY & EQUIPMENT - 2.6%
ELECTRICAL EQUIPMENT - 0.7%
General Electric Co.   39,600  2,905,650
Grainger (W.W.), Inc.   2,600  252,688
Scientific-Atlanta, Inc.   16,400  274,700
  3,433,038
INDUSTRIAL MACHINERY & EQUIPMENT - 1.8%
Case Corp.   41,200  2,490,025
Caterpillar, Inc.   71,200  3,457,650
Ingersoll-Rand Co.   74,000  2,997,000
  8,944,675
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   10,200  377,400
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   12,755,113

 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 0.4%
BROADCASTING - 0.1%
Tele-Communications, Inc.
 (TCI Ventures Group), Series A  16,975 $ 480,605
Orion Network Systems, Inc. warrants (a):
  1/15/07  100  1,300
  1/15/07  420  4,620
  486,525
LODGING & GAMING - 0.0%
Rio Hotel & Casino, Inc. (a)  2,700  56,700
PUBLISHING - 0.1%
Cognizant Corp.   10,800  481,275
US WEST Media Group (a)  4,000  115,500
  596,775
RESTAURANTS - 0.2%
Brinker International, Inc. (a)  12,000  192,000
Papa John's International, Inc. (a)  3,000  104,625
Wendy's International, Inc.   27,600  664,125
  960,750
TOTAL MEDIA & LEISURE   2,100,750
NONDURABLES - 3.1%
BEVERAGES - 0.1%
Coors (Adolph) Co. Class B  14,700  488,775
PepsiCo, Inc.   4,100  149,394
  638,169
FOODS - 0.2%
Dean Foods Co.   14,800  880,600
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   4,400  127,600
TOBACCO - 2.8%
Philip Morris Companies, Inc.   195,600  8,863,125
RJR Nabisco Holdings Corp.   123,920  4,647,000
  13,510,125
TOTAL NONDURABLES   15,156,494
RETAIL & WHOLESALE - 7.1%
APPAREL STORES - 0.3%
Gap, Inc.   14,700  520,931
TJX Companies, Inc.   33,200  1,141,250
  1,662,181
GENERAL MERCHANDISE STORES - 2.5%
Federated Department Stores, Inc. (a)  48,400  2,084,225
Wal-Mart Stores, Inc.   248,100  9,784,444
  11,868,669
GROCERY STORES - 0.4%
Safeway, Inc. (a)  32,600  2,061,950Retail & Wholesale, Miscellaneous
- 3.9%
Home Depot, Inc.   153,700  9,049,088
Lowe's Companies, Inc.   54,900  2,618,044
Officemax, Inc. (a)  51,700  736,725
Office Depot, Inc. (a)  16,300  390,181
Staples, Inc. (a)  21,600  599,400
Tandy Corp.   94,600  3,648,013
Toys "R" Us, Inc. (a)  51,300  1,612,744
  18,654,195
TOTAL RETAIL & WHOLESALE   34,246,995
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 0.5%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   3,450 $ 171,853
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   3,200  119,200
SERVICES - 0.5%
Cendant Corp. (a)  62,047  2,132,848
TOTAL SERVICES   2,423,901
TECHNOLOGY - 8.1%
COMMUNICATIONS EQUIPMENT - 0.8%
Globalstar Telecommunications Ltd.
 warrants 2/15/04 (a)  180  19,800
Lucent Technologies, Inc.   50,000  3,993,750
  4,013,550
COMPUTER SERVICES & SOFTWARE - 0.6%
Microsoft Corp. (a)  15,000  1,938,750
Paychex, Inc.   9,750  493,594
Policy Management Systems Corp. (a)  10,000  695,625
  3,127,969
COMPUTERS & OFFICE EQUIPMENT - 5.1%
Bay Networks, Inc. (a)  10,700  273,519
Compaq Computer Corp.   93,200  5,259,975
Digital Equipment Corp. (a)  42,700  1,579,900
Hewlett-Packard Co.   16,300  1,018,750
Ingram Micro, Inc. Class A (a)  3,300  96,113
International Business Machines Corp.   99,100  10,362,144
Quantum Corp. (a)  4,000  80,250
SCI Systems, Inc. (a)  90,800  3,955,475
Tech Data Corp. (a)  19,400  754,175
Xerox Corp.   14,800  1,092,425
  24,472,726
ELECTRONIC INSTRUMENTS - 0.0%
Applied Materials, Inc. (a)  5,400  162,675
ELECTRONICS - 1.6%
AMP, Inc.   50,200  2,108,400
Intel Corp.   26,400  1,854,600
Molex, Inc.   12,594  362,070
Solectron Corp. (a)  78,000  3,241,875
  7,566,945
TOTAL TECHNOLOGY   39,343,865
TRANSPORTATION - 1.7%
AIR TRANSPORTATION - 1.6%
AMR Corp. (a)  54,100  6,951,850
Northwest Airlines Corp. Class A (a)  4,200  201,075
US Airways Group, Inc.   12,500  781,250
  7,934,175
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.  3,100  68,588
Yellow Corp. (a)  13,000  326,625
  395,213
TOTAL TRANSPORTATION   8,329,388
UTILITIES - 6.5%
CELLULAR - 0.9%
AirTouch Communications, Inc. (a)  110,100  4,576,031
McCaw International Ltd. warrants
 4/15/07 (a)(c)  770  1,925
  4,577,956

 SHARES VALUE (NOTE 1)
ELECTRIC UTILITY - 1.4%
American Electric Power Co., Inc.   9,200 $ 474,950
Dominion Resources, Inc.  20,600  876,788
Edison International  39,400  1,071,188
Entergy Corp.  24,000  718,500
FPL Group, Inc.   21,500  1,272,531
GPU, Inc.   30,700  1,293,238
Long Island Lighting Co.   23,600  710,950
Niagara Mohawk Power Corp. (a)  10,400  109,200
  6,527,345
TELEPHONE SERVICES - 4.2%
AT&T Corp.   208,900  12,795,125
Ameritech Corp.   33,400  2,688,700
BellSouth Corp.   44,900  2,528,431
GTE Corp.   25,000  1,306,250
US WEST Communications Group  25,000  1,128,125
  20,446,631
TOTAL UTILITIES   31,551,932
TOTAL COMMON STOCKS
 (Cost $320,787,692)   365,265,253
NONCONVERTIBLE PREFERRED STOCKS - 1.8%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
California Federal Preferred Capital Corp.
 9 1/8%  24,164  628,264
Crown America Realty Trust
 Series A, 11%  3,092  161,557
Walden Residential Properties,
 Inc. 9.20%  5,800  148,314
TOTAL CONSTRUCTION & REAL ESTATE   938,135
FINANCE - 0.1%
INSURANCE - 0.1%
American Annuity Group Capital
 Trust II 8 3/4%  160  172,840
SIG Capital Trust I 9 1/2%  82  86,281
  259,121
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp.
 12 1/8%, pay-in-kind (c)  363  373,889
MEDIA & LEISURE - 1.1%
BROADCASTING - 1.0%
Adelphia Communications Corp. $13  1,423  168,626
American Radio Systems Corp.
 11 3/8%, pay-in-kind  3,025  338,800
Cablevision Systems Corp. 11 1/8%,
 depositary shares, pay-in-kind  9,826  1,134,903
Capstar Broadcasting Partners, Inc.
 12%, pay-in-kind  418  45,405
Chancellor Media Corp.:
 12%, pay-in-kind (c)   2,599  296,286
 Series A, $12.25 (a)  1,591  219,558
Granite Broadcasting Corp.
 12 3/4%, pay-in-kind  269  298,590
SFX Broadcasting, Inc. 12 5/8%,  4,283  490,404
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Sinclair Capital 11 5/8%  4,717 $ 516,512
Time Warner, Inc., Series M,
 10 1/4%, pay-in-kind  1,221  1,370,573
  4,879,657
PUBLISHING - 0.1%
Primedia, Inc., Series D, $10  3,386  353,837
TOTAL MEDIA & LEISURE   5,233,494
TECHNOLOGY - 0.0%
COMMUNICATIONS EQUIPMENT - 0.0%
Intermedia Communications, Inc.
 13 1/2%, pay-in-kind  200  245,000
UTILITIES - 0.3%
TELEPHONE SERVICES - 0.3%
Hyperion Telecommunications, Inc.
 12 7/8%, pay-in-kind  266  267,995
IXC Communications, Inc. 12 1/2%,
 pay-in-kind (c)  206  241,020
Nextlink Communications, Inc.,
 14%, pay-in-kind  9,849  615,563
Winstar Communications, Inc.
 14 1/2% (a)(c)  476  497,420
TOTAL UTILITIES   1,621,998
TOTAL NONCONVERTIBLE PREFERRED STOCKS
 (Cost $8,133,012)   8,671,637
NONCONVERTIBLE BONDS - 13.3%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED)(D) AMOUNT
AEROSPACE & DEFENSE - 0.2%
AEROSPACE & DEFENSE - 0.0%
Be Aerospace, Inc.
 9 7/8%, 2/1/06 B2 $ 10,000  10,550
Wyman-Gordon Co.
 8%, 12/15/07 Ba2  40,000  40,300
  50,850
DEFENSE ELECTRONICS - 0.1%
Raytheon Co.
 6.45%, 8/15/04 Baa1  180,000  180,884
Tracor, Inc.
 8 1/2%, 3/1/07  B1  230,000  233,450
  414,334
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.
 9 1/4%, 12/1/06 B1  630,000  666,225
TOTAL AEROSPACE & DEFENSE   1,131,409
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.2%
Acetex Corp. yankee
 9 3/4%, 10/1/03 B1  80,000  82,400
General Chemical Corp.
 9 1/4%, 8/15/03 B2  150,000  155,250

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
Huntsman Corp.
 9 1/2%, 7/1/07 (c) B2 $ 270,000 $ 283,500
Sterling Chemicals, Inc.
 11 1/4%, 4/1/07 B3  230,000  230,000
  751,150
PACKAGING & CONTAINERS - 0.1%
BWAY Corp.
 10 1/4%, 4/15/07 (c) B2  140,000  152,775
U.S. Can Corp.
 10 1/8%, 10/15/06 B2  80,000  84,000
  236,775
PAPER & FOREST PRODUCTS - 0.0%
Omega Cabinets Ltd.
 10 1/2%, 6/15/07 (c) B3  170,000  176,375
TOTAL BASIC INDUSTRIES   1,164,300
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Nortek, Inc.:
 9 1/4%, 3/15/07 B1  90,000  91,800
 9 1/8%, 9/1/07 B1  260,000  263,250
  355,050
CONSTRUCTION - 0.0%
U.S. Home Corp.
 8.88%, 8/15/07 B1  250,000  255,000
TOTAL CONSTRUCTION & REAL ESTATE   610,050
DURABLES - 0.5%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Aftermarket Technology Corp.
 12%, 8/1/04 B3  135,000  149,850
Blue Bird Body Co.
 10 3/4%, 11/15/06 B2  230,000  247,250
United Auto Group, Inc.
 11%, 7/15/07 (c) B3  100,000  99,000
  496,100
HOME FURNISHINGS - 0.0%
Sealy Mattress Co.
 9 7/8%, 12/15/07 (c) B3  20,000  20,500
TEXTILES & APPAREL - 0.4%
Dyersburg Corp., Series B
 9 3/4%, 9/1/07 B2  200,000  209,500
GFSI, Inc. 9 5/8%, 3/1/07 B3  180,000  185,400
Levi Strauss & Co.
 7%, 11/1/06 (c) Baa2  310,000  317,245
Nine West Group, Inc.
 9%, 8/15/07 (c) Ba3  660,000  628,650
Pillowtex Corp.
 9%, 12/15/07 (c) B2  20,000  20,500
Worldtex, Inc.
 9 5/8%, 12/15/07 (c) B1  380,000  389,500
  1,750,795
TOTAL DURABLES   2,267,395
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
ENERGY - 0.3%
COAL - 0.2%
AEI Holding, Inc.
 10%, 11/15/07 (c) B2 $ 370,000 $ 381,100
Anker Coal Group, Inc.
 9 3/4%, 10/1/07 (c) B3  470,000  467,650
  848,750
ENERGY SERVICES - 0.0%
Newpark Resources, Inc.
 8 5/8%, 12/15/07 (c) B2  60,000  60,900
OIL & GAS - 0.1%
Belden & Blake Corp.
 9 7/8%, 6/15/07 B3  90,000  90,900
Flores & Rucks, Inc.
 9 3/4%, 10/1/06 B3  220,000  241,450
Occidental Petroleum Corp.
 9 3/4%, 6/15/01 Baa3  100,000  110,737
Ocean Energy, Inc.
 8 7/8%, 7/15/07 B3  120,000  127,500
Pennzoil Co.
 9 5/8%, 11/15/99 Baa3  70,000  73,912
Petsec Energy, Inc.
 9 1/2%, 6/15/07 B3  80,000  82,100
  726,599
TOTAL ENERGY   1,636,249
FINANCE - 2.6%
ASSET-BACKED SECURITIES - 0.6%
Airplanes Pass Through Trust
 Class D 10 7/8%, 3/15/19  Ba2  700,000  782,250
Capital Equipment Receivables
 Trust 6.48%, 10/15/06  Baa2  100,000  99,072
Contimortgage Home Equity Loan
 Trust 6.26%, 7/15/12  Aaa  150,000  150,070
CPS Auto Grantor Trust
 6.55%, 12/15/02  Aaa  92,649  93,025
Dayton Hudson Credit Card
 Master Trust
 6 1/4%, 8/25/05 Aaa  170,000  170,131
Ford Credit Auto Owner Trust
 6.40%, 5/15/02 A1  110,000  110,418
Green Tree Financial Corp.:
 6 1/2%, 6/15/27  Aaa  100,000  100,187
 6.80%, 6/15/27  Aaa  100,000  100,843
 6.45%, 9/15/28  Aaa  110,000  110,834
 6.68%, 1/15/29  Aaa  210,000  212,295
Key Plastics, Inc.
 10 1/4%, 3/15/07  A2  130,000  129,959
MBNA Master Credit Card
 Trust II Class A
 6.55%, 1/15/07 Aaa  290,000  295,426
Olympic Automobile Receivables
 Trust:
  6.40%, 9/15/01 Aaa  150,000  149,363
  6.70%, 3/15/02  Aaa  70,000  70,831

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
Premier Auto Trust
 6.34%, 1/6/03 Aaa $ 220,000 $ 221,030
WFS Financial Owner Trust
 6.55%, 10/20/04  Aaa  140,000  140,058
  2,935,792
BANKS - 0.5%
ABN Amro Bank NV
 6 5/8%, 10/31/01 Aa3  250,000  253,018
Banc One Corp.:
 6.70%, 3/24/00 Aa3  150,000  151,634
 6 1/4%, 9/1/00 Aa3  150,000  150,188
BanPonce Corp.
 6.665%, 3/5/01 A3  150,000  151,155
Capital One Bank
 6.42%, 11/12/99 Baa3  500,000  501,530
Den Danske Bank AS
 7.40%, 6/15/10 (c)(f) A1  140,000  145,048
Morgan Stanley Dean Witter
 Discover & Co.
 5.70% 1/15/99 (h) -  500,000  500,000
NB Capital Trust IV
 8 1/4%, 4/15/27 A1  100,000  109,126
Nationsbank Corp.
 5.67%, 2/9/01 A1  250,000  246,795
Provident Bank
 6 1/8%, 12/15/00 A3  180,000  179,159
  2,387,653
CREDIT & OTHER FINANCE - 1.1%
AT&T Capital Corp.:
 6.39%, 1/22/99 Baa3  50,000  50,215
 6.26%, 2/18/99 Baa3  350,000  350,921
 6.65%, 4/30/99 Baa3  250,000  251,913
Advanced Accessory Systems
 LLC/AAC Capital Corp.
 19 3/4%, 10/1/07 (c) B3  170,000  167,450
Ahmanson Capital Trust I
 8.36%, 12/1/26 (c) Baa3  250,000  272,045
Bankers Trust Co.
 5.66%, 7/21/98 (h) -  500,000  499,800
BanPonce Trust I
 8.327%, 2/1/27 (c) Baa1  230,000  245,893
CIT Group Holdings, Inc.
 6 1/4%, 10/4/99 Aa3  250,000  250,550
Chrysler Financial Corp.
 6 3/8%, 1/28/00 A3  230,000  231,102
First Security Capital I
 8.41%, 12/15/26 A3  110,000  120,277
Ford Motor Credit Co.:
 6.65%, 5/22/00 A1  400,000  404,372
 7%, 9/25/01 A1  325,000  333,076
General Electric Capital Corp.
 6.94%, 4/13/09 (h) Aaa  250,000  252,575
General Motors Acceptance Corp.
 6 3/4%, 7/10/02 A3  260,000  264,836
Greenpoint Capital Trust I
 9.10%, 6/1/27 Ba1  170,000  187,213
Heller Financial, Inc.
 7 7/8%, 11/1/99 A2  180,000  184,698
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Household Finance Corp.
 5.7825%, 6/4/98 - $ 500,000 $ 500,000
KeyCorp Institutional Capital
 Series A 7.826%, 12/1/26 A1  130,000  134,867
Nordstrom Credit, Inc.
 7 1/4%, 4/30/02 A2  100,000  104,157
Unicco Services Co./Unicco
 Finance Corp.
 9 7/8%, 10/15/07 (c) B3  250,000  250,000
U.S. West Capital Funding, Inc.
 6.95%, 1/15/37 Baa1  160,000  164,811
  5,220,771
INSURANCE - 0.1%
Reliance Group
 9 3/4%, 11/15/03 B1  270,000  284,175
SunAmerica, Inc.
 6.20%, 10/31/99 Baa1  250,000  250,083
  534,258
SAVINGS & LOANS - 0.2%
Chevy Chase Savings Bank:
 9 1/4%, 12/1/05 B1  90,000  92,700
 9 1/4%, 12/1/08 B1  170,000  175,100
First Nationwide Parent Holdings
 Ltd. 12 1/2%, 4/15/03 B3  250,000  284,375
Great West Financial Trust II
 8.206%, 2/1/27 A3  120,000  127,274
Home Savings of America
 Irwindale Calif. FSB
 6 1/2%, 8/15/04 A3  90,000  90,408
Long Island Savings Bank FSB
 Melville NY 7%, 6/13/02 Baa3  250,000  253,750
  1,023,607
SECURITIES INDUSTRY - 0.1%
Merrill Lynch & Co., Inc.
 5.5984%, 7/28/98 -  500,000  500,000
TOTAL FINANCE   12,602,081
HEALTH - 0.6%
DRUGS & PHARMACEUTICALS - 0.0%
ICN Pharmaceuticals, Inc., Series B
 9 1/4%, 8/15/05 B1  130,000  137,800
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Graham-Field Health Products, Inc.
 9 3/4%, 8/15/07 (c) B3  350,000  367,500
McKesson Corp.
 6.60%, 3/1/00  A3  150,000  151,535
  519,035
MEDICAL FACILITIES MANAGEMENT - 0.5%
Integrated Health
 Services, Inc. (c):
  9 1/2%, 9/15/07 B2  430,000  442,900
  9 1/4%, 1/15/08 B2  880,000  897,600

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
Tenet Healthcare Corp.
 8 5/8%, 1/15/07 Ba3 $ 630,000 $ 648,900
Vencor, Inc.
 8 5/8%, 7/15/07 B1  280,000  279,300
  2,268,700
TOTAL HEALTH   2,925,535
HOLDING COMPANIES - 0.1%
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa1  220,000  232,527
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp.
 secured discount
 0%, 6/1/04 (g) B2  222,000  203,130
Motors & Gears, Inc.
 10 3/4%, 11/15/06 (c) B3  90,000  95,625
  298,755
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Bucyrus International, Inc.
 9 3/4%, 9/15/07 (c) B1  310,000  312,325
Continental Global Group, Inc.
 11%, 4/1/07 B2  100,000  106,500
Exide Corp. 10%, 4/15/05 B1  165,000  173,250
Goss Graphic System, Inc.
 12%, 10/15/06 B2  250,000  282,500
Roller Bearing Holdings, Inc.
 0%, 6/15/09 (c)(g) -  500,000  305,000
  1,179,575
POLLUTION CONTROL - 0.1%
Allied Waste North America
 10 1/4%, 12/1/06 B2  290,000  318,275
Envirosource, Inc.
 9 3/8%, 6/15/03 (c) B3  120,000  121,350
WMX Technologies, Inc.
 7.10%, 8/1/26 Baa1  140,000  144,782
  584,407
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,062,737
MEDIA & LEISURE - 4.0%
BROADCASTING - 2.6%
ACME Television/ACME Financial
 Corp. 0%, 9/30/04 (c)(g) B3  290,000  213,513
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B3  971,399  952,884
 9 7/8%, 3/1/07 B3  260,000  274,950
Ascent Entertainment Group, Inc.
 0%, 12/15/04 (c)(g) B3  240,000  138,600
Cablevision System Corp.:
 9 1/4%, 11/1/05 B1  260,000  275,600
 9 7/8%, 5/15/06 B1  180,000  199,350
 7 7/8%, 12/15/07 Ba2  250,000  254,063
 9 7/8%, 2/15/13 B1  120,000  131,400
Capstar Broadcasting
 Partners, Inc.:
  9 1/4%, 7/1/07 B2  560,000  576,100
  0%, 2/1/09 (g) B3  190,000  137,275
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Century Communications Corp.
 8 3/4%, 10/1/07 Ba3 $ 440,000 $ 448,800
Chancellor Radio Broadcasting
 Company 8 1/8%,
 12/15/07 (c) -  590,000  578,200
Citadel Broadcasting Co.
 10 1/4%, 7/1/07 (c) B3  120,000  129,900
Comcast UK Cable Partners Ltd.
 0%, 11/15/07 B2  360,000  290,700
Continental Cablevision, Inc.:
 8 5/8%, 8/15/03 Baa3  130,000  141,261
 8.30%, 5/15/06 Baa3  100,000  109,141
 9%, 9/1/08 Baa3  100,000  115,532
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (g) B3  110,000  92,675
Fox Kids Worldwide, Inc.
 0%, 11/1/07 (c) B1  390,000  231,075
Fox/Liberty Networks LLC/FLN
 Finance, Inc. 0%,
 8/15/07 (c)(g) B1  240,000  153,600
Frontiervision Operating
 Partners LP/ Frontiervision
 Capital Corp.
 11%, 10/15/06 B3  590,000  651,213
FrontierVision Holdings LP/
 FrontierVision Holdings Capital
 Corp. 0%, 9/15/07 (g) Caa1  460,000  330,050
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3  160,000  167,600
 9 3/8%, 12/1/05 B3  410,000  415,125
Hearst-Argyle Television, Inc.
 7 1/2%, 11/15/27 Baa3  130,000  131,914
Intermedia Capital Partners IV
 LP/Intermedia Partners IV
 Capital Corp.
 11 1/4%, 8/1/06 B2  180,000  200,025
International Cabletel, Inc.
 0%, 2/1/06 (g) B3  220,000  171,600
Iridium LLC/Iridium Capital Corp.:
 14%, 7/15/05 B3  180,000  195,750
 11 1/4%, 7/15/05 (c) B3  200,000  197,000
Lenfest Communications, Inc.
 8 3/8%, 11/1/05 Ba3  400,000  412,500
NTL, Inc. 10%, 2/15/07 B3  270,000  284,175
Olympus Communications LP/
 Olympus Capital Corp
 10 5/8%, 11/15/06 B1  160,000  177,200
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07 B2  100,000  113,000
 0%, 1/15/07 (g) B2  290,000  215,325
Pegasus Communications Corp.
 9 5/8%, 10/15/05 (c) B3  180,000  183,600
Rogers Cablesystems Ltd. yankee
 11%, 12/1/15 B2  290,000  334,950
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  160,000  176,000

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
Sinclair Broadcast Group, Inc.
 8 3/4%, 12/15/07 B2 $ 390,000 $ 390,000
TCI Communications, Inc.
 6.46%, 3/6/00 Ba1  200,000  199,418
TCI Communications Financing III
 9.65%, 3/31/27 Ba3  870,000  1,003,763
Tele Communications, Inc.
 9 1/4%, 4/15/02 Ba1  100,000  109,767
Telemundo Group, Inc.
 7%, 2/15/06 (h) B1  200,000  210,000
Telewest PLC
 0%, 10/1/07 (g) B1  780,000  604,500
Time Warner, Inc.:
 7.95%, 2/1/00 Ba1  190,000  195,841
 8.18%, 8/15/07 Ba1  180,000  196,200
  12,711,135
ENTERTAINMENT - 0.6%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 B2  635,000  658,813
Ameristar Casinos, Inc.
 10 1/2%, 8/1/04 B3  250,000  252,500
Bally Total Fitness Holding Corp.
 9 7/8%, 10/15/07 (c) B3  518,000  525,770
Livent, Inc.
 9 3/8%, 10/15/04 (c) B1  360,000  360,000
Viacom, Inc.:
 7 3/4%, 6/1/05 Ba2  120,000  123,281
 8%, 7/7/06 B1  680,000  682,550
  2,602,914
LODGING & GAMING - 0.5%
American Skiing Co.
 12%, 7/15/06 B3  370,000  409,775
Courtyard by Marriott II
 LP/Courtyard II Finance Co.,
 Series B,
 10 3/4%, 2/1/08 B-  340,000  374,000
HMC Acquisition Properties, Inc.
 9%, 12/15/07 Ba3  250,000  262,500
HMH Properties, Inc.:
 9 1/2%, 5/15/05 Ba3  750,000  797,813
 8 7/8%, 7/15/07 Ba3  230,000  240,925
Sun International Hotels Ltd./Sun
 International North America,
 Inc. yankee 9%, 3/15/07 Ba3  260,000  267,800
  2,352,813
PUBLISHING - 0.2%
Big Flower Press Holdings, Inc.
 8 7/8%, 7/1/07 (c) B2  180,000  180,900
Garden State Newspapers, Inc.
 8 3/4%, 10/1/09 (c) B1  400,000  401,500
News America Holdings, Inc.
 8 1/2%, 2/15/05 Baa3  70,000  76,763
Sun Media Corp. yankee:
 9 1/2%, 2/15/07 B3  190,000  204,250
 9 1/2%, 5/15/07 B3  60,000  64,500
  927,913
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.1%
Foodmaker, Inc.
 9 3/4%, 6/1/02 B2 $ 170,000 $ 175,100
Host Marriott Travel Plazas, Inc.
 9 1/2%, 5/15/05 Ba3  450,000  478,125
  653,225
TOTAL MEDIA & LEISURE   19,248,000
NONDURABLES - 0.3%
AGRICULTURE - 0.0%
Windy Hill Pet Food, Inc.
 9 3/4%, 5/15/07 B3  200,000  208,000
FOODS - 0.1%
Chiquita Brands International, Inc.
 9 5/8%, 1/15/04 B1  140,000  148,400
ConAgra, Inc.
 7 1/8%, 10/1/26 Baa1  150,000  159,299
  307,699
HOUSEHOLD PRODUCTS - 0.1%
Playtex Products, Inc.
 8 7/8%, 7/15/04 B1  190,000  192,375
Revlon Consumer Products Corp.
 10 1/2%, 2/15/03 B3  440,000  463,100
  655,475
TOBACCO - 0.1%
Philip Morris Companies, Inc.:
 7 1/4%, 9/15/01 A2  150,000  153,683
 7%, 7/15/05 A2  150,000  152,904
 6.95%, 6/1/06 A2  140,000  144,992
  451,579
TOTAL NONDURABLES   1,622,753
RETAIL & WHOLESALE - 1.2%
APPAREL STORES - 0.1%
AnnTaylor, Inc.
 8 3/4%, 6/15/00 B3  440,000  437,800
Specialty Retailers, Inc.
 8 1/2%, 7/15/05 Ba3  110,000  112,200
  550,000
GENERAL MERCHANDISE STORES - 0.4%
Dayton Hudson Corp.:
 6.80%, 10/1/01 Baa1  150,000  152,258
 7 1/2%, 7/15/06 Baa1  250,000  265,428
Federated Department
 Stores, Inc.:
  10%, 2/15/01  Baa2  250,000  274,625
  8 1/8%, 10/15/02  Baa2  50,000  53,343
  6.79%, 7/15/27 Baa2  100,000  102,677
K mart Corp.:
 12 1/2%, 3/1/05 Ba3  440,000  537,900
 7 3/4%, 10/1/12 Ba3  40,000  38,900
 8 1/4%, 1/1/22 Ba3  200,000  197,500

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
Parisian, Inc.
 9 7/8%, 7/15/03 B1 $ 240,000 $ 256,800
Penney (J.C.) Co., Inc.
 6.95%, 4/1/00 A2  150,000  152,418
  2,031,849
GROCERY STORES - 0.7%
Ameriserve Food Distribution, Inc.
 8 7/8%, 10/15/06  B1  470,000  474,700
Di Giorgio Corp.
 10%, 6/15/07 B3  140,000  137,550
Fleming Companies, Inc.
 10 5/8%, 7/31/07 (c) B3  280,000  295,400
Kroger Co. 8.15%, 7/15/06 Baa3  125,000  137,959
Mrs. Fields Original Cookies, Inc.
 10 1/8%, 12/1/04 (c) B2  220,000  221,100
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02 Caa2  370,000  302,475
 9 5/8%, 5/1/03 Caa1  810,000  746,213
Pueblo Xtra International, Inc.:
 9 1/2%, 8/1/03 B3  430,000  406,350
 9 1/2%, 8/1/03 B3  120,000  113,700
Randalls Food Markets, Inc.
 9 3/8%, 7/1/07 (c) B2  300,000  309,000
  3,144,447
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
J Crew Operating Corp.
 10 3/8%, 10/15/07 (c) B3  90,000  78,300
J Crew Group, Inc. 0%,
 10/15/08 (c)(g) Caa2  90,000  39,150
  117,450
TOTAL RETAIL & WHOLESALE   5,843,746
SERVICES - 0.2%
LEASING & RENTAL - 0.1%
PHH Corp.
 5.6775%, 6/11/98 P-1  500,000  499,950
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa1  200,000  202,000
SERVICES - 0.1%
Borg-Warner Security Corp.
 9 5/8%, 3/15/07 B3  110,000  114,950
Iron Mountain, Inc.
 8 3/4%, 9/30/09 (c) B3  330,000  336,600
  451,550
TOTAL SERVICES   1,153,500
TECHNOLOGY - 0.3%
COMPUTER SERVICES & SOFTWARE - 0.0%
Federal Data Corp.
 10 1/8%, 8/1/05 (c) B3  400,000  404,000
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Comdisco, Inc.:
 7.21%, 7/2/01 Baa1  125,000  128,966
 6 3/8%, 11/30/01 Baa1  300,000  300,000
  428,966
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 0.2%
Advanced Micro Devices, Inc.
 11%, 8/1/03 Ba1 $ 280,000 $ 299,600
Communications Instruments, Inc.
 10%, 9/15/04 (c) B3  40,000  40,800
Fairchild Semiconductor Corp.:
 10 1/8%, 3/15/07 B2  220,000  232,650
 11.74%, 3/15/08
  pay-in-kind (e) -  222,698  218,269
  791,319
TOTAL TECHNOLOGY   1,624,285
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.3%
Kitty Hawk, Inc.
 9.95%, 11/15/04 (c) B1  435,000  448,050
US Air, Inc.:
 9 5/8%, 2/1/01 B3  80,000  83,200
 10%, 7/1/03 B3  250,000  260,000
 10 3/8%, 3/1/13 B1  480,000  534,000
TOTAL TRANSPORTATION   1,325,250
UTILITIES - 1.9%
CELLULAR - 0.6%
Clearnet Communications, Inc.
 yankee 0%,
 12/15/05 (g) B3  420,000  331,800
Globalstar LP/Globalstar
 Capital C Corp.
 11 3/8%, 2/15/04 B3  70,000  70,700
McCaw International Ltd.
 0%, 4/15/07 (g) CCC  770,000  446,600
Millicom International Cellular SA
 0%, 6/1/06 (g) B3  260,000  189,800
Nextel Communications, Inc. (c)(g):
 0%, 9/15/07 B3  136,000  86,020
 0%, 10/31/07  B3  1,310,000  794,188
Paging Network, Inc.
 8.875%, 2/1/06 B2  90,000  88,425
Rogers Communications, Inc.
 8 7/8%, 7/15/07 B2  440,000  440,000
360 Degrees Communications Co.
 7 1/8%, 3/1/03 Ba1  113,000  115,402
  2,562,935
ELECTRIC UTILITY - 0.3%
AES Corp.
 8 3/8%, 8/15/07 Ba1  160,000  159,600
Avon Energy Partners Holdings
 6.73%, 12/11/02 (c) Baa2  170,000  171,173
CalEnergy, Inc.
 9 1/2%, 9/15/06 Ba1  100,000  107,875
Calpine Corp.
 8 3/4%, 7/15/07 (c) Ba3  410,000  418,200
Hydro-Quebec yankee
 7.40%, 3/28/25 A2  90,000  109,427
Israel Electric Corp. Ltd.
 7 3/4%, 12/15/27 (c) A3  185,000  186,299

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
Israel Electric Corp. yankee
 7 7/8%, 12/15/26 (c) A3 $ 80,000 $ 83,460
Long Island Lighting Co.
 8 5/8%, 4/15/04 Ba1  210,000  217,550
NIPSCO Capital Markets, Inc.
 7.39%, 4/1/04 Baa1  100,000  104,258
  1,557,842
TELEPHONE SERVICES - 1.0%
Brooks Fiber Properties, Inc.
 0%, 11/1/06 (g) -  170,000  136,000
GCI, Inc. 9 3/4%, 8/1/07 B2  80,000  83,200
Hyperion Telecommunications,
 Inc.:
  Series B, 0%, 4/15/03 (g) B  330,000  239,250
  12 1/4%, 9/1/04 B  460,000  504,850
ICG Holdings, Inc. (g):
 0%, 9/15/05 -  250,000  203,125
 0%, 5/1/06 -  140,000  105,350
McLeodUSA, Inc.
 9 1/4%, 7/15/07 (c) B3  270,000  281,475
Netia Holdings BV
 0%, 11/1/07 (c) B3  410,000  233,700
NEXTLINK Communications, Inc.
 9 5/8%, 10/1/07 B3  590,000  607,700
Qwest Communications
 International, Inc.
 0%, 10/15/07 (c)(g) B2  920,000  625,600
Teleport Communications Group,
 Inc. 0%, 7/1/07 (g) B1  700,000  574,000
Transtel SA 12 1/2%,
 11/1/07 (c) B2  190,000  180,025
Winstar Equipment
 12 1/2%, 3/15/04 B3  510,000  572,475
WorldCom, Inc.:
 9 3/8%, 1/15/04 Ba1  122,000  129,170
 8 7/8%, 1/15/06 Ba1  103,000  110,820
 7 3/4%, 4/1/07 Ba1  220,000  236,256
  4,822,996
TOTAL UTILITIES   8,943,773
TOTAL NONCONVERTIBLE BONDS
 (Cost $63,026,877)   64,393,590
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - 2.0%
U.S. TREASURY OBLIGATIONS - 1.7%
 7 3/4%, 12/31/99 Aaa  310,000  322,062
 6 7/8%, 3/31/00 Aaa  1,520,000  1,557,529
 6 5/8%, 6/30/01 Aaa  395,000  405,926
 7 7/8%, 8/15/01 Aaa  662,000  707,718
 10 3/4%, 5/15/03 Aaa  5,000  6,137
 7 7/8%, 11/15/04 Aaa  2,430,000  2,716,667
 7%, 7/15/06 Aaa  238,000  256,890
 12 3/4%, 11/15/10 (callable) Aaa  500,000  713,670
 8 7/8%, 2/15/19 Aaa  489,000  654,189
 7 1/4%, 2/15/23 Aaa  575,000  656,397
 7 5/8%, 2/15/25 Aaa  15,000  18,204
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - CONTINUED
 6 1/2%, 11/15/26 Aaa $ 25,000 $ 26,688
 6.375%, 8/15/27 Aaa  50,000  52,735
  8,094,812
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.3%
Federal Home Loan Bank:
 7.31%, 6/16/04 Aaa  125,000  133,770
 7.56% 9/01/04 Aaa  50,000  54,281
Freddie Mac
 6.783%, 8/18/05 Aaa  440,000  459,593
Fannie Mae:
 6.97%, 4/8/04 Aaa  190,000  200,271
 6.44%, 6/21/05 Aaa  250,000  255,898
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S.
 Government through
 Export-Import Bank)
 Series 1994-A,
 7.12%, 4/15/06 Aaa  126,353  131,205
U.S. Department of Housing and
 Urban Development Government
 guaranteed participation certificates
 Series 1995-A, 8.24%,
 8/1/04 Aaa  20,000  22,329
U.S. Trade Trust Certificates
 (assets of Trust guaranteed by
 U.S. Government through
 Export-Import Bank)
 6.69%, 1/15/09 (c) Aaa  194,437  199,573
  1,456,920
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $9,289,652)   9,551,732
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 1.7%
FEDERAL HOME LOAN GUARANTEED - 0.1%
 7 1/2%, 8/1/27 Aaa  495,000  506,910
FANNIE MAE - 1.6%
 6%, 3/1/11 to 5/1/11 Aaa  1,843,642  1,817,409
 6 1/2%, 2/1/26 to 7/1/26 Aaa  2,310,907  2,287,529
 7%, 4/1/26 to 1/1/28 Aaa  3,141,837  3,166,284
 7 1/2%, 8/1/27 to 9/1/27 Aaa  577,531  591,062
  7,862,284
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $8,179,070)   8,369,194
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
PRIVATE SPONSOR - 0.0%
Credit-Based Asset Servicing and
 Securitization LLC
 Series 1997-2 Class 2-B,
 7.2891%, 12/29/25 (c)(f)(j)
 (Cost $132,891) Ba3 $ 250,000 $ 128,828
COMMERCIAL MORTGAGE SECURITIES - 1.1%
American Southwest Financial
 Securities Series 1994-C2
 Class B2, 11.4250%,
 12/25/01 (c)(f) -  250,000  254,141
Blackrock Capital Funding LLC
 Series 1996 Class C2,
 7.5984%, 11/16/26 (c)(f) Aaa  61,046  61,275
BKB Commercial Mortgage Trust
 Series 1997-C1 Class D,
 7.83%, 2/25/43 (c)(f) BBB  60,000  60,963
CS First Boston Mortgage
 Securities Corp.:
  Series 1995-AEWI Class E,
   9.6563%,
   11/25/27 (c)(f) -  125,000  126,445
  Series 1997-C2 Class D,
   7.27%, 4/17/11 Baa2  190,000  190,416
DLJ Mortgage Acceptance
 Corp. Series 1993-MF12
 Class B-2, 10.10%,
 9/18/03 (c) -  250,000  254,237
Franchise Mortgage Acceptance
 Co. LLC Loan Receivables
 Trust (c)(f):
  Series 1997-A Class E,
   8.1044%, 4/15/19 -  250,000  235,547
  Series 1997-B Class E,
   7.8912%, 9/15/19 -  100,000  86,969
First Chicago/Lennar Trust I,
 Series 1997-CHL1 (f):
  Class D, 8.1161%, 5/29/08 -  350,000  348,578
  Class E, 8.1161%, 2/28/11 -  320,000  273,000
First Union-Lehman Brothers
 Commercial Mortgage Trust
 sequential pay Series 1997-C2
 Class B, 6.79%, 10/18/11 Aa2  390,000  393,839
General Motors Acceptance Corp
 Commercial Mortgage
 Securities, Inc.:
  Series 1996-C1 Class F,
   7.86%, 11/15/06 (c) Ba3  250,000  240,080
  Series 1997-C2 Class D,
   7.192%, 1/15/08 Baa1  50,000  50,250
  Series 1997-C2 Class E,
   7.624%, 4/15/11 Baa3  110,000  109,432
GS Mortgage Securities
 Corp. II Series 1997- GL
 Class A2-B,
 6.86%, 7/13/30 Aaa  140,000  143,790
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(D) AMOUNT (NOTE 1)
Kidder Peabody Acceptance
 Corp. sequential pay,
 Series 1993-M1 Class A-2,
 7.15%, 4/25/25 Aa2 $ 54,824 $ 55,047
LTC Commercial Mortgage
 Pass-Through Certificates
 Series 1996-1 Class E,
 9.16%, 4/15/28 BB-  500,000  520,000
Morgan Stanley Capital One, Inc.:
 sequential pay Series 1997-C1
  Class A-1C, 7.63%,
  2/15/20 Aaa  150,000  159,000
 Series 1996-MBL1 Class E,
  8.661%, 5/25/21 (c) -  92,365  87,198
Resolution Trust Corp.
 Series 1991-M2 Class A-3,
 7.5417%, 9/25/20 (f) Ba3  75,808  65,195
Structured Asset Securities Corp.
 Series 1993-C1 Class E,
  6.60%, 10/25/24 (c) B  250,000  100,000
 Series 1995-C1 Class E,
  7 3/8%, 9/25/24 (c) BB  1,000,000  954,063
 sequential pay Series 1996
  Class A-2A, 7 3/4%,
  2/25/28 Aaa  71,677  72,487
 commercial Series 1996-CFL
  Class E, 7 3/4%, 2/25/28 BB+  80,000  81,975Thirteen Affiliates of
General
 Growth Properties, Inc. (c):
  Series D-2, 6.992%,
   11/15/12 Baa2  140,000  141,963
  Series E-2, 7.224%
   11/15/12 Baa3  100,000  100,675
  sequential pay Series A-2,
   6.602%, 11/15/12 Aaa  130,000  130,337
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $5,086,438)   5,296,902
FOREIGN GOVERNMENT OBLIGATIONS (I) - 0.1%
Export Development Corp. yankee
 8 1/8%, 8/10/99 Aa2  50,000  51,558
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  125,000  125,690
Newfoundland Province yankee
 11 5/8%, 10/15/07 Baa1  250,000  342,823
Quebec Province yankee
 7.22%, 7/22/36 (h) A2  120,000  132,480
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $629,612)   652,551
SUPRANATIONAL OBLIGATIONS - 0.0%
Inter American Development Bank
 yankee 6.29%, 7/16/27
 (Cost $149,057) Aaa  150,000  155,820
BANK NOTES - 0.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Key Bank N.A
 5.6488%, 8/20/99
 (Cost $499,328) $ 500,000 $ 499,520
CERTIFICATES OF DEPOSIT - 0.9%
Banque Nationale de Paris yankee
 5 3/4%, 7/31/98  200,000  199,851
Barclays Bank PLC yankee
 5.80%, 3/2/98  500,000  500,086
Canadian Imperial Bank of Commerce
 NY Branch yankee
 6.20%, 8/1/00  180,000  180,270
Canadian Imperial Bank of Commerce
 5.91%, 8/28/98  500,000  499,807
Chase Manhattan Bank
 5 3/4%, 2/9/98   200,000  199,994
Credit Agricole Indosuez yankee
 5.94%, 6/23/98  500,000  500,118
Deutsche Bank AG yankee
 6.20%, 4/10/98  500,000  500,328
Landesbank Hessen-Thuringen
 yankee 5.78%, 1/27/98  300,000  299,949
Rabobank Nederland Coop Central
 yankee:
   5.97%, 3/20/98  200,000  200,013
   6.20%, 4/10/98  200,000  200,131
Royal Bank of Canada yankee
 5 7/8%, 3/10/98  100,000  99,987
Societe Generale France yankee
 5.91%, 10/15/98  400,000  399,772
Westpac Banking Corp. yankee
 5.885%, 8/27/98  500,000  499,690
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $4,278,893)   4,279,996
COMMERCIAL PAPER - 0.6%
Bear Stearns Cos., Inc.
 5.56%, 1/12/98  500,000  499,149
Citibank Credit Card Master Trust I
 (Dakota Certificate Program)
 5.80%, 2/24/98  500,000  495,731
General Motors Acceptance Corp.
 5.77%, 2/11/98  500,000  496,761
Goldman Sachs Group LP
 5.83%, 1/26/98  200,000  199,209
GTE Corporation
 6.02%, 2/24/98  500,000  495,701
Preferred Receivables Fund Corp.
 5.85%, 2/4/98  500,000  497,351
TOTAL COMMERCIAL PAPER
 (Cost $2,683,864)   2,683,902
MASTER NOTES - 0.2%
Corestates Bank NA Philadelphia PA
 5.96%, 1/30/98 (f)  200,000  199,998
First Bank National Association
 Minneapolis Minnesota
 5.8709%, 5/15/98 (f)  200,000  199,874
Goldman Sachs Group LP (The)
 5.7188%, 5/4/98 (e)  300,000  299,967
TOTAL SHORT-TERM NOTES
 (Cost $699,839)   699,839
CASH EQUIVALENTS - 2.9%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 6.84%, dated
 12/31/97 to 1/2/98 $ 406,154 $ 406,000

 SHARES
Taxable Central Cash Fund (b)  13,796,413  13,796,413
TOTAL CASH EQUIVALENTS
 (Cost $14,202,413)   14,202,413
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $437,778,638)  $ 484,851,177
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $19,719,463 or 4.1% of net assets.
(d) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Fairchild Semiconductor
 Corp. 11.74%, 3/15/08
 pay-in-kind  4/3/97 $ 184,524
   9/15/97 $ 12,698
Goldman Sachs Group LP
 (The) 5.7188%, 5/4/98  8/5/97 $ 300,000
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(j) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $507,352,140 and $327,012,912, respectively, of which U.S. government and government agency obligations aggregated $34,101,122 and $46,087,670, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $69,631 for the period (See Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 5.4% AAA, AA, A 5.3%
Baa 1.4% BBB 1.7%
Ba 2.1% BB 2.3%
B 7.1% B 6.7%
Caa 0.3% CCC 0.8%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $437,832,021. Net unrealized appreciation aggregated $47,019,156, of which $56,754,605 related to appreciated investment securities and $9,735,449 related to depreciated investment securities.
The fund hereby designates approximately $25,212,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997




ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $406,000)
(COST $437,778,638) - SEE                                                                                  $ 484,851,177
ACCOMPANYING SCHEDULE

CASH                                                                                                       2,859

RECEIVABLE FOR INVESTMENTS SOLD                                                                            1,239,510

RECEIVABLE FOR FUND SHARES SOLD                                                                            196,863

DIVIDENDS RECEIVABLE                                                                                       615,301

INTEREST RECEIVABLE                                                                                       1,746,491

 TOTAL ASSETS                                                                                              488,652,201

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                            $ 4,630,982

PAYABLE FOR FUND SHARES REDEEMED                                                             423,446

ACCRUED MANAGEMENT FEE                                                                      234,321

OTHER PAYABLES AND ACCRUED EXPENSES                                                           122,415

 TOTAL LIABILITIES                                                                                        5,411,164

NET ASSETS                                                                                                 $ 483,241,037

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                           $ 381,216,260

UNDISTRIBUTED NET INVESTMENT INCOME                                                                         9,445,834

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS         45,511,500

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                   47,067,443
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                                                                                $ 483,241,037


INITIAL CLASS:                                     $16.36
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($483,230,782 (DIVIDED BY) 29,540,429
 SHARES)

SERVICE CLASS:                                     $16.35
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($10,255 (DIVIDED BY) 627.4 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                $ 5,197,617
DIVIDENDS

INTEREST                                                                          7,243,690

 TOTAL INCOME                                                                     12,441,307

EXPENSES

MANAGEMENT FEE                                                     $ 2,323,242

TRANSFER AGENT FEES                                                 272,231

DISTRIBUTION FEES - SERVICE CLASS                                   1

ACCOUNTING FEES AND EXPENSES                                        234,257

NON-INTERESTED TRUSTEES' COMPENSATION                               1,689

CUSTODIAN FEES AND EXPENSES                                         62,649

REGISTRATION FEES                                                   25

AUDIT                                                               43,042

LEGAL                                                               2,102

MISCELLANEOUS                                                       55,316

 TOTAL EXPENSES BEFORE REDUCTIONS                                   2,994,554

 EXPENSE REDUCTIONS                                                 (48,470       2,946,084
                                                                   )

NET INVESTMENT INCOME                                                             9,495,223

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              45,671,930

 FOREIGN CURRENCY TRANSACTIONS                                      (1,772        45,670,158
                                                                   )

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              28,900,072

 ASSETS AND LIABILITIES IN                                          (5,204        28,894,868
 FOREIGN CURRENCIES                                                )

NET GAIN (LOSS)                                                                   74,565,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 84,060,249

OTHER INFORMATION                                                                $ 45,371
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                               3,099

                                                                                 $ 48,470


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS              $ 9,495,223     $ 3,681,563
NET INVESTMENT
INCOME

 NET REALIZED GAIN       45,670,158      6,740,985
(LOSS)

 CHANGE IN NET           28,894,868      16,385,266
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE            84,060,249      26,807,814
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO         -               (3,802,638
SHAREHOLDERS                            )
FROM NET INVESTMENT
INCOME

 FROM NET REALIZED       (447,876        (8,710,844
GAIN                    )               )

 TOTAL DISTRIBUTIONS     (447,876        (12,513,482
                        )               )

SHARE TRANSACTIONS -     146,605,112     170,482,605
NET INCREASE
(DECREASE)

  TOTAL INCREASE         230,217,485     184,776,937
(DECREASE) IN NET
ASSETS

NET ASSETS

 BEGINNING OF PERIOD     253,023,552     68,246,615

 END OF PERIOD          $ 483,241,037   $ 253,023,552
(INCLUDING UNDER
(OVER) DISTRIBUTION
OF NET INVESTMENT
INCOME
 OF $9,445,834
AND $(50,000),
RESPECTIVELY)


OTHER INFORMATION:

      YEAR ENDED DECEMBER 31, 1997             YEAR ENDED DECEMBER 31, 1996

      SHARES                         DOLLARS   SHARES                         DOLLARS



SHARE TRANSACTIONS       13,903,953    $ 201,184,575    14,392,956    $ 180,656,312
INITIAL CLASS
 SOLD

  REINVESTED             32,763         447,876         975,606        12,513,482

  REDEEMED               (3,709,989)    (55,037,339)    (1,851,290)    (22,687,189)

  NET INCREASE           10,226,727    $ 146,595,112    13,517,272    $ 170,482,605
(DECREASE)

 SERVICE CLASS A         627           $ 10,000         -             $ -
 SOLD

  REINVESTED             -              -               -              -

  REDEEMED               -              -               -              -

  NET INCREASE           627           $ 10,000         -             $ -
(DECREASE)

DISTRIBUTIONS                          $ -                            $ 3,802,638
INITIAL CLASS - NET
INVESTMENT INCOME

 INITIAL CLASS - NET                    447,876                        8,710,844
REALIZED GAIN

 TOTAL                                 $ 447,876                      $ 12,513,482

 SERVICE CLASS - NET                   $ -                            $ -
INVESTMENT INCOME

 SERVICE CLASS - NET                    -                              -
REALIZED GAIN

 TOTAL                                 $ -                            $ -

                                       $ 447,876                      $ 12,513,482



A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS
                          YEARS ENDED DECEMBER 31,          JANUARY 3, 1995
                                                            (COMMENCEMENT
                                                            OF OPERATIONS) TO
                                                            DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995

NET ASSET VALUE,    $ 13.10     $ 11.77     $ 10.00
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                 .36 D       .21         .10
INVESTMENT
INCOME

 NET REALIZED        2.92        2.08        2.20
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM          3.28        2.29        2.30
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET            -           (.21)       (.11)
INVESTMENT
INCOME

 FROM NET            (.02)       (.75)       (.42)
REALIZED GAIN

 TOTAL               (.02)       (.96)       (.53)
DISTRIBUTIONS

NET ASSET VALUE,    $ 16.36     $ 13.10     $ 11.77
END OF PERIOD

TOTAL RETURN B,      25.07%      20.04%      23.02%
C

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 483,231   $ 253,024   $ 68,247
OF PERIOD (000
OMITTED)

RATIO OF             .77%        .87%        1.00% F
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF             .76% G      .85% G      1.00%
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET         2.44%       2.63%       1.69%
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO            90%         120%        343%
TURNOVER RATE

AVERAGE             $ .0399     $ .0211
COMMISSION
RATE H

FINANCIAL HIGHLIGHTS - SERVICE CLASS
                          YEAR ENDED
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1997 E

SELECTED PER-SHARE
DATA

NET ASSET VALUE,           $ 15.94
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT             .07 D
INCOME

 NET REALIZED AND           .34
UNREALIZED GAIN (LOSS)


 TOTAL FROM                 .41
INVESTMENT
OPERATIONS

NET ASSET VALUE, END OF    $ 16.35
PERIOD

TOTAL RETURN B              2.57%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END OF         $ 10
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO        .87%
AVERAGE NET ASSETS         A

RATIO OF NET INVESTMENT     2.70%
INCOME TO AVERAGE          A
NET ASSETS

PORTFOLIO TURNOVER          90%

AVERAGE COMMISSION         $ .0399
RATE H

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                          PAST 1   PAST 5   PAST 10
DECEMBER 31, 1997                      YEAR     YEARS    YEARS

VIP: EQUITY-INCOME - "INITIAL CLASS"   28.11%   20.16%   16.72%

S&P 500 (REGISTERED TRADEMARK)         33.36%   20.27%   18.05%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare these figures to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has
a history of long-term growth and short-term volatility.
In turn, the share price and return of a fund that
invests in stocks will vary. That means if you sell
your shares during a market downturn, you might
lose money. But if you can ride out the market's ups
and downs, you may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER THE PAST 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971231 19980109 105649 S00000000000001
             VIP Equity-Income           S&P 500
             00150                       SP001
  1987/12/31      10000.00                    10000.00
  1988/01/31      10711.25                    10421.00
  1988/02/29      11242.04                    10906.62
  1988/03/31      11046.33                    10569.60
  1988/04/30      11229.18                    10686.93
  1988/05/31      11379.76                    10779.90
  1988/06/30      12027.19                    11274.70
  1988/07/31      12005.40                    11231.86
  1988/08/31      11798.41                    10849.97
  1988/09/30      12148.99                    11312.18
  1988/10/31      12358.65                    11626.66
  1988/11/30      12160.03                    11460.40
  1988/12/31      12271.04                    11660.96
  1989/01/31      13028.92                    12514.54
  1989/02/28      12962.05                    12202.93
  1989/03/31      13242.80                    12487.26
  1989/04/30      13753.89                    13135.34
  1989/05/31      14162.76                    13667.32
  1989/06/30      14172.46                    13589.42
  1989/07/31      14998.71                    14816.55
  1989/08/31      15239.70                    15106.95
  1989/09/30      15068.37                    15045.01
  1989/10/31      14199.04                    14695.97
  1989/11/30      14280.18                    14995.77
  1989/12/31      14399.35                    15355.66
  1990/01/31      13426.89                    14325.30
  1990/02/28      13506.46                    14510.09
  1990/03/31      13528.73                    14894.61
  1990/04/30      13059.67                    14522.25
  1990/05/31      13923.73                    15938.17
  1990/06/30      13785.10                    15829.79
  1990/07/31      13447.96                    15779.13
  1990/08/31      12374.12                    14352.70
  1990/09/30      11414.24                    13653.72
  1990/10/31      11123.19                    13595.01
  1990/11/30      11920.41                    14473.25
  1990/12/31      12197.78                    14877.05
  1991/01/31      12851.91                    15525.69
  1991/02/28      13736.93                    16635.78
  1991/03/31      14021.89                    17038.36
  1991/04/30      14087.41                    17079.26
  1991/05/31      14860.58                    17817.08
  1991/06/30      14252.95                    17001.06
  1991/07/31      15060.97                    17793.31
  1991/08/31      15378.88                    18215.01
  1991/09/30      15273.33                    17910.82
  1991/10/31      15527.66                    18150.82
  1991/11/30      14858.37                    17419.34
  1991/12/31      16032.57                    19412.12
  1992/01/31      16249.04                    19051.05
  1992/02/29      16776.70                    19298.72
  1992/03/31      16571.12                    18922.39
  1992/04/30      17090.25                    19478.71
  1992/05/31      17226.86                    19574.15
  1992/06/30      17076.04                    19282.50
  1992/07/31      17599.34                    20071.15
  1992/08/31      17213.75                    19659.70
  1992/09/30      17392.44                    19891.68
  1992/10/31      17600.65                    19961.30
  1992/11/30      18239.16                    20641.98
  1992/12/31      18740.01                    20895.88
  1993/01/31      19299.42                    21071.40
  1993/02/28      19732.95                    21357.97
  1993/03/31      20321.01                    21808.63
  1993/04/30      20236.52                    21280.86
  1993/05/31      20602.66                    21851.19
  1993/06/30      20845.00                    21914.55
  1993/07/31      21128.60                    21826.90
  1993/08/31      21936.88                    22654.14
  1993/09/30      21853.01                    22479.70
  1993/10/31      22052.84                    22945.03
  1993/11/30      21667.45                    22727.05
  1993/12/31      22168.29                    23002.05
  1994/01/31      23144.61                    23784.12
  1994/02/28      22548.60                    23139.57
  1994/03/31      21605.28                    22130.68
  1994/04/30      22349.77                    22413.96
  1994/05/31      22562.48                    22781.54
  1994/06/30      22423.09                    22223.40
  1994/07/31      23172.05                    22952.32
  1994/08/31      24364.28                    23893.37
  1994/09/30      23965.13                    23307.98
  1994/10/31      24457.04                    23832.41
  1994/11/30      23657.69                    22964.43
  1994/12/31      23734.64                    23305.00
  1995/01/31      24105.73                    23909.30
  1995/02/28      25024.90                    24841.04
  1995/03/31      25889.00                    25574.10
  1995/04/30      26609.04                    26327.26
  1995/05/31      27410.91                    27379.56
  1995/06/30      27804.74                    28015.58
  1995/07/31      28874.79                    28944.58
  1995/08/31      29236.96                    29017.23
  1995/09/30      30207.60                    30241.76
  1995/10/31      29860.01                    30133.80
  1995/11/30      31151.07                    31456.67
  1995/12/31      32063.70                    32062.53
  1996/01/31      32995.49                    33153.93
  1996/02/29      33106.32                    33461.27
  1996/03/31      33454.81                    33783.50
  1996/04/30      33890.42                    34281.47
  1996/05/31      34256.33                    35165.59
  1996/06/30      33942.69                    35299.57
  1996/07/31      32287.38                    33740.04
  1996/08/31      32949.50                    34451.61
  1996/09/30      34360.88                    36390.55
  1996/10/31      34918.46                    37394.20
  1996/11/30      37253.33                    40220.83
  1996/12/31      36643.47                    39424.06
  1997/01/31      38072.27                    41887.27
  1997/02/28      38494.04                    42215.67
  1997/03/31      37063.32                    40481.03
  1997/04/30      38378.03                    42897.74
  1997/05/31      40756.12                    45509.36
  1997/06/30      42650.85                    47548.18
  1997/07/31      45763.63                    51331.58
  1997/08/31      43617.55                    48455.99
  1997/09/30      46014.97                    51109.92
  1997/10/31      44332.91                    49402.85
  1997/11/30      45956.97                    51689.71
  1997/12/31      46943.01                    52577.22
IMATRL PRASUN   SHR__CHT 19971231 19980109 105651 R00000000000123
Let's say hypothetically $10,000 was invested in VIP: Equity-Income Portfolio on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $46,943 - a 369.43% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $52,577 - a 425.77% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                  % OF FUND'S
                                  INVESTMENTS

GENERAL ELECTRIC CO.              3.1

PHILIP MORRIS COMPANIES, INC.     2.5

FANNIE MAE                        2.0

BRITISH PETROLEUM PLC ADR         1.6

VIACOM, INC. CLASS B (NON-VTG.)   1.3

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
              % OF FUND'S
              INVESTMENTS

FINANCE       23.4

ENERGY        11.7

UTILITIES     7.3

NONDURABLES   7.3

HEALTH        6.9

ASSET ALLOCATION AS OF DECEMBER 31, 1997 *
ROW: 1, COL: 1, VALUE: 5.8
ROW: 1, COL: 2, VALUE: 1.2
ROW: 1, COL: 3, VALUE: 93.0
STOCKS  93.9%
BONDS  1.6%
SHORT-TERM INVESTMENTS 4.5%
FOREIGN INVESTMENTS 9.8%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                        PAST 1   PAST 5   PAST 10
DECEMBER 31, 1997                    YEAR     YEARS    YEARS

VIP: EQUITY-INCOME - SERVICE CLASS   28.05%   20.15%   16.72%

S&P 500 (REGISTERED TRADEMARK)       33.36%   20.27%   18.05%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare these figures to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has
a history of long-term growth and short-term volatility.
In turn, the share price and return of a fund that
invests in stocks will vary. That means if you sell
your shares during a market downturn, you might
lose money. But if you can ride out the market's ups
and downs, you may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER THE PAST 10 YEARS

VIP: Equity-Income - Service Class S&P 500
$52,577
$46,924
$
Let's say hypothetically $10,000 was invested in VIP: Equity-Income Portfolio on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $46,924 - a 369.24% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $52,577 - a 425.77% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                  % OF FUND'S
                                  INVESTMENTS

GENERAL ELECTRIC CO.              3.1

PHILIP MORRIS COMPANIES, INC.     2.5

FANNIE MAE                        2.0

BRITISH PETROLEUM PLC ADR         1.6

VIACOM, INC. CLASS B (NON-VTG.)   1.3

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
              % OF FUND'S
              INVESTMENTS

FINANCE       23.4

ENERGY        11.7

UTILITIES     7.3

NONDURABLES   7.3

HEALTH        6.9

ASSET ALLOCATION AS OF DECEMBER 31, 1997 *
ROW: 1, COL: 1, VALUE: 5.8
ROW: 1, COL: 2, VALUE: 1.2
ROW: 1, COL: 3, VALUE: 93.0
STOCKS  93.9%
BONDS  1.6%
SHORT-TERM INVESTMENTS 4.5%
FOREIGN INVESTMENTS 9.8%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Stephen Petersen, Portfolio Manager of Equity-Income
Portfolio
Q. STEVE, HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK OVER THE
PAST YEAR?
A. While the fund performed well, it underperformed the Standard & Poor's 500 Index, which returned 33.36% for the 12-month period ending December 31, 1997.
Q. WHY DID THE FUND UNDERPERFORM THE INDEX?
A. Mainly because the fund's equity-income style of management - which favors companies that pay high dividends instead of high-growth companies - was not as effective in the strong market of 1997 as some other management styles. To be in line with the fund's management style, I could not invest in some of the year's top-performing companies because they did not pay dividends.
Q. STILL, THE FUND DID WELL OVER THE PERIOD . . .
A. That's true. Within the context of an equity-income management style, many of the fund's top holdings did very well over the period. One standout performer was the fund's largest holding, General Electric. This company showed strong earnings growth and solid underlying fundamentals. Fannie Mae, which packages and facilitates mortgage loans, also turned in a solid performance over the period. In addition to strong individual stock selection, the fund also benefited from its sector weightings. It was overweighted relative to the index in the financial sector - which outperformed the market - and underweighted compared to the index in the utility sector - which underperformed the market.
Q. FINANCIAL HOLDINGS MADE UP OVER 23% OF THE FUND AT THE END OF THE PERIOD. WHY DID THIS SECTOR PERFORM SO WELL OVER THE PAST YEAR?
A. In general, financial stocks move in step with interest rates. That is, when interest rates go down, financial stocks usually do well, and, conversely, when rates go up, financial stocks tend to turn in weaker performances. So it was good news for the sector that interest rates trended downward in 1997. The sector also benefited from a fair amount of consolidation. Some standout financial stocks over the period were Bank of New York and Allstate Insurance.
Q. YOU FREQUENTLY MENTION YOUR EQUITY-INCOME STYLE OF INVESTING. WHAT DO YOU LOOK FOR IN COMPANIES, AND WHAT IS A GOOD EXAMPLE OF A CLASSIC EQUITY-INCOME HOLDING?
A. As I've noted, the fund looks for companies that pay shareholders higher-than-average dividends. Usually, these are big, mature companies that have recently performed poorly or were not able to grow as fast as the rest of the market. So to compensate shareholders, they pay high dividends when earned. The fund also looks for high-quality stocks that are currently out of favor. A good example of a classic equity-income stock is Philip Morris. This company has been able to grow its earnings-per-share consistently over the past 20 years. However, right now the market doesn't like the company because of pending litigation, leaving investors concerned about the true valuation of the company. So, with Philip Morris you have a company that grew earnings as well as Coca-Cola or Gillette over the period, but traded at a discount valuation to the rest of the market and paid a high dividend yield.
Q. DID YOU HAVE ANY REGRETS OVER THE PERIOD?
A. Sure. I wish I had reduced the fund's exposure to cyclical stocks - those stocks that tend to perform well when the economy is up and poorly when the economy is weak - during the fourth quarter of 1997. These stocks were hit hard when Southeast Asian markets plummeted.
Q. STEVE, HOW DOES THE FUND LOOK GOING FORWARD?
A. On the positive side, it looks like pretty much all of the factors that allowed the market to perform well in 1997 still exist - little to no inflation, low interest rates and a fairly benign political environment. On the negative side, I expect the market declines throughout Asia to have an impact on the earnings of a number of companies. In addition, the U.S. dollar continues to remain stronger than most European currencies, hurting U.S.-based multinationals when they try to price their goods against foreign companies. Overall, while I think that the fund will have some challenges going forward - mostly due to factors outside the United States - the general environment still looks pretty good.



FUND FACTS
GOAL: to provide income and growth of capital by
investing in a diversified portfolio of stocks and
bonds
START DATE: January 3, 1995
SIZE: as of December 31, 1997, more than $214
million
MANAGER: John Avery, since January 1998; joined
Fidelity in 1995
3
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.5%
 SHARES VALUE (NOTE 1)
  AEROSPACE & DEFENSE - 5.8%
AEROSPACE & DEFENSE - 3.1%
AlliedSignal, Inc.   2,110,200 $ 82,165,892
Boeing Co.   352,200  17,235,788
GenCorp, Inc.   555,100  13,877,500
Gulfstream Aerospace Corp. (a)  246,200  7,201,350
Harsco Corp.   531,100  22,903,688
Lockheed Martin Corp.   850,303  83,754,846
Textron, Inc.   560,000  35,000,000
Thiokol Corp.   133,000  10,806,250
United Technologies Corp.   558,800  40,687,625
  313,632,939
DEFENSE ELECTRONICS - 2.1%
Litton Industries, Inc. (a)  842,500  48,443,750
Northrop Grumman Corp.   874,500  100,567,500
Raytheon Company:
 Class A  19,131  943,397
 Class B  1,276,000  64,438,000
  214,392,647
SHIP BUILDING & REPAIR - 0.6%
General Dynamics Corp.   716,500  61,932,469
Newport News Shipbuilding, Inc.   58,400  1,485,550
  63,418,019
TOTAL AEROSPACE & DEFENSE   591,443,605
BASIC INDUSTRIES - 6.6%
CHEMICALS & PLASTICS - 3.1%
Air Products & Chemicals, Inc.   276,300  22,725,675
du Pont (E.I.) de Nemours & Co.   330,000  19,820,625
Goodrich (B.F.) Co.   480,400  19,906,575
Great Lakes Chemical Corp.   487,800  21,890,025
Hercules, Inc.   668,500  33,466,781
Hoechst AG Ord.   365,000  12,785,655
Millennium Chemicals, Inc.   500,000  11,781,250
Monsanto Co.   1,644,000  69,048,000
Olin Corp.   585,200  27,431,250
Solutia, Inc.   639,800  17,074,663
Union Carbide Corp.   946,300  40,631,756
Witco Corp.   445,000  18,161,563
  314,723,818
IRON & STEEL - 0.4%
Dofasco Inc.   749,800  12,063,516
Inland Steel Industries, Inc.   768,000  13,152,000
Quanex Corp.   21,300  599,063
USX-U.S. Steel Group  448,600  14,018,750
  39,833,329
METALS & MINING - 1.4%
Alcan Aluminium Ltd.   1,400,000  38,585,569
Alumax, Inc. (a)  835,000  28,390,000
Aluminum Co. of America  740,900  52,140,838
Inco Ltd.   279,693  4,754,321
Kaiser Aluminum Corp. (a)  250,000  2,203,125
Noranda, Inc.   200,000  3,441,642
Phelps Dodge Corp.   127,100  7,911,975
  137,427,470
PACKAGING & CONTAINERS - 0.1%
Corning, Inc.   151,900  5,639,288
PAPER & FOREST PRODUCTS - 1.6%
Boise Cascade Corp.   385,400  11,658,350
Champion International Corp.   485,000  21,976,563
Domtar, Inc.   994,500  6,921,951
Georgia-Pacific Corp.   191,800  11,651,850

 SHARES VALUE (NOTE 1)
Georgia Pacific Corp. (Timber Group) (a)  191,800 $ 4,351,463
Kimberly-Clark Corp.   1,340,500  66,103,406
Weyerhaeuser Co.   861,900  42,286,969
  164,950,552
TOTAL BASIC INDUSTRIES   662,574,457
CONSTRUCTION & REAL ESTATE - 1.6%
BUILDING MATERIALS - 1.1%
American Standard Companies, Inc. (a) 579,300 22,194,431 Coltec Industries, Inc. (a) 1,371,600 31,803,975
Masco Corp.   1,045,400  53,184,725
  107,183,131
ENGINEERING - 0.2%
EG & G, Inc.   389,900  8,114,794
Fluor Corp.   274,900  10,274,388
Foster Wheeler Corp.   164,400  4,449,075
  22,838,257
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Alexandria Real Estate Equities, Inc.   109,600  3,459,250
Boston Properties, Inc.   78,500  2,595,406
Equity Residential Properties Trust (SBI)  300,000  15,168,750
Weeks Corp.   170,500  5,456,000
  26,679,406
TOTAL CONSTRUCTION & REAL ESTATE   156,700,794
DURABLES - 2.7%
AUTOS, TIRES, & ACCESSORIES - 1.1%
Chrysler Corp.   142,000  4,996,625
Cummins Engine Co., Inc.   113,500  6,703,594
Eaton Corp.   347,400  31,005,450
General Motors Corp.   300,000  18,187,500
Johnson Controls, Inc.   399,500  19,076,125
Meritor Automotive, Inc.   513,200  10,809,275
Modine Manufacturing Co.   98,100  3,347,663
Snap-On Tools Corp.   59,050  2,576,056
TRW, Inc.   194,300  10,370,763
  107,073,051
CONSUMER DURABLES - 0.7%
Minnesota Mining & Manufacturing Co.   912,100  74,849,206
CONSUMER ELECTRONICS - 0.4%
Maytag Co.   788,900  29,435,831
Sunbeam-Oster, Inc.   155,000  6,529,375
Whirlpool Corp.   139,500  7,672,500
  43,637,706
TEXTILES & APPAREL - 0.5%
Dexter Corp.   353,700  15,275,419
Reebok International Ltd. (a)  687,700  19,814,356
Stride Rite Corp.   191,700  2,300,400
Unifi, Inc.   192,600  7,836,413
  45,226,588
TOTAL DURABLES   270,786,551
ENERGY - 11.5%
ENERGY SERVICES - 1.1%
Dresser Industries, Inc.   271,700  11,394,419
Eni Spa  51,400  293,515
Halliburton Co.   450,000  23,371,875
Schlumberger Ltd.   942,400  75,863,200
  110,923,009
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 10.4%
Amerada Hess Corp.   464,500 $ 25,489,438
Amoco Corp.   365,000  31,070,625
Atlantic Richfield Co.   780,000  62,497,500
British Petroleum PLC:
 Ord.   800,000  10,544,000
 ADR  2,040,141  162,573,736
Burlington Resources, Inc.   566,700  25,395,244
Chevron Corp.   929,600  71,579,200
Coastal Corp. (The)  244,400  15,137,525
Exxon Corp.   1,500,000  91,781,250
Kerr-McGee Corp.   164,500  10,414,906
Mobil Corp.   502,600  36,281,438
Occidental Petroleum Corp.   1,665,200  48,811,175
Pennzoil Co.   500,400  33,432,975
Phillips Petroleum Co.   537,100  26,116,488
Royal Dutch Petroleum Co.   2,267,500  122,870,156
Texaco, Inc.   1,160,000  63,075,000
Tosco Corp.   449,800  17,008,063
Total SA:
 Class B  831,600  90,428,821
 sponsored ADR  576,600  32,001,300
USX-Marathon Group   1,178,600  39,777,750
Ultramar Diamond Shamrock Corp.   226,700  7,226,063
Unocal Corp.   426,884  16,568,435
Valero Energy Corp.   246,700  7,755,631
  1,047,836,719
TOTAL ENERGY   1,158,759,728
FINANCE - 22.1%
BANKS - 11.0%
Banc One Corp.   1,512,700  82,158,519
Bank of New York Co., Inc.   2,115,700  122,313,906
Bank of Nova Scotia   332,500  15,664,982
BankBoston Corp.   801,100  75,253,331
BankAmerica Corp.   1,633,400  119,238,200
Chase Manhattan Corp.  337,300  36,934,350
Citicorp  974,400  123,200,700
Comerica, Inc.   505,000  45,576,250
Credit Suisse Group (Reg.)  150,400  23,249,248
National Bank of Canada  1,547,300  25,543,898
National City Corp.   990,975  65,156,606
NationsBank Corp.   1,861,800  113,220,713
Norwest Corp.   1,158,000  44,727,750
Royal Bank of Canada  400,000  21,153,510
Societe Generale Class A  56,600  7,705,155
U.S. Bancorp   1,142,698  127,910,757
Wells Fargo & Co.   167,500  56,855,781
  1,105,863,656
CREDIT & OTHER FINANCE - 3.4%
American Express Co.   1,255,172  112,024,101
Beneficial Corp.   367,300  30,531,813
First Chicago NBD Corp.   1,322,100  110,395,350
Fleet Financial Group, Inc.   299,800  22,466,263
Household International, Inc.   345,000  44,009,063
Transamerica Corp.   223,000  23,749,500
  343,176,090
FEDERAL SPONSORED CREDIT - 2.1%
Freddie Mac  403,600  16,925,975
Fannie Mae  3,477,300  198,423,431
  215,349,406

 SHARES VALUE (NOTE 1)
INSURANCE - 4.3%
Aetna, Inc.   227,800 $ 16,074,138
Allstate Corp.   1,429,499  129,905,722
CIGNA Corp.   93,700  16,215,956
Edperbrascan Corp. Ltd., Class A (vtg.)  2,699,800  49,102,725
Fremont General Corp.   423,924  23,209,839
General Re Corp.   110,000  23,320,000
Hartford Financial Services Group, Inc.   663,300  62,060,006
Highlands Insurance Group, Inc. (a)  163,600  4,642,150
Marsh & McLennan Companies, Inc.   150,600  11,229,113
Reliastar Financial Corp.   1,157,588  47,678,156
SAFECO Corp.   37,200  1,813,500
Travelers Group, Inc. (The)  961,749  51,814,227
  437,065,532
SAVINGS & LOANS - 0.9%
Washington Mutual, Inc.   1,457,990  93,037,987
SECURITIES INDUSTRY - 0.4%
Bear Stearns Companies, Inc.   178,300  8,469,250
First Marathon Inc. Class A (non-vtg.)  299,400  4,282,977
Lehman Brothers Holdings, Inc.   426,700  21,761,700
  34,513,927
TOTAL FINANCE   2,229,006,598
HEALTH - 6.9%
DRUGS & PHARMACEUTICALS - 4.5%
American Home Products Corp.   1,473,000  112,684,500
Barr Laboratories, Inc. (a)(d)  1,391,650  47,490,056
Bristol-Myers Squibb Co.   1,350,800  127,819,450
Merck & Co., Inc.   335,900  35,689,375
Novartis AG (Reg.)  25,200  40,850,889
Pharmacia & Upjohn, Inc.   427,100  15,642,538
Schering-Plough Corp.   1,197,800  74,413,325
  454,590,133
MEDICAL EQUIPMENT & SUPPLIES - 1.1%
Allegiance Corp.   393,500  13,944,656
Bausch & Lomb, Inc.   250,000  9,906,250
Baxter International, Inc.   786,100  39,648,919
Johnson & Johnson  40,000  2,635,000
PharMerica, Inc. (a)  2,062,757  21,401,104
U.S. Surgical Corp.   740,908  21,717,851
  109,253,780
MEDICAL FACILITIES MANAGEMENT - 1.3%
Beverly Enterprises, Inc.   4,972,000  64,636,000
Columbia/HCA Healthcare Corp.   2,259,150  66,927,319
  131,563,319
TOTAL HEALTH   695,407,232
HOLDING COMPANIES - 0.5%
CINergy Corp.   415,000  15,899,688
Norfolk Southern Corp.   1,159,200  35,717,850
  51,617,538
INDUSTRIAL MACHINERY & EQUIPMENT - 6.1%
ELECTRICAL EQUIPMENT - 3.5%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  263,200  33,427,077
General Electric Co.   4,291,100  314,859,463
Loral Space & Communications Ltd. (a)  70,300  1,507,056
  349,793,596
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
Caterpillar, Inc.   290,000 $ 14,083,125
Cooper Industries, Inc.   194,300  9,520,700
Harnischfeger Industries, Inc.   279,600  9,873,375
Ingersoll-Rand Co.   665,400  26,948,700
Parker-Hannifin Corp.   375,000  17,203,125
Stewart & Stevenson Services, Inc.   514,400  13,117,200
Tyco International Ltd.   1,925,484  86,767,123
  177,513,348
POLLUTION CONTROL - 0.9%
Browning-Ferris Industries, Inc.   1,061,198  39,264,326
Ogden Corp.   181,900  5,127,306
Safety Kleen Corp.   313,200  8,593,425
Waste Management, Inc.   1,383,000  38,032,500
  91,017,557
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   618,324,501
MEDIA & LEISURE - 4.0%
BROADCASTING - 0.6%
Ascent Entertainment Group, Inc. (a)  44,564  462,352
CBS Corp.   1,889,900  55,633,931
  56,096,283
ENTERTAINMENT - 1.4%
MGM Grand, Inc. (a)  370,700  13,368,369
Viacom, Inc. Class B (non-vtg.) (a)  3,148,500  130,465,969
  143,834,338
LEISURE DURABLES & TOYS - 0.3%
Brunswick Corp.   431,200  13,070,750
Hasbro, Inc.   596,700  18,796,050
  31,866,800
LODGING & GAMING - 0.6%
Circus Circus Enterprises, Inc. (a)  674,000  13,817,000
ITT Corp. (a)  520,000  43,095,000
Mirage Resorts, Inc. (a)  283,400  6,447,350
  63,359,350
PUBLISHING - 1.1%
ACNielsen Corp. (a)  636,000  15,502,500
Cognizant Corp.   353,700  15,761,756
Dun & Bradstreet Corp.   368,800  11,409,750
Harcourt General, Inc.   561,700  30,753,075
Hollinger International, Inc. Class A  1,444,400  20,221,600
McGraw-Hill, Inc.   269,500  19,943,000
  113,591,681
RESTAURANTS - 0.0%
Tricon Global Restaurants, Inc.   15,000  435,938
TOTAL MEDIA & LEISURE   409,184,390
NONDURABLES - 7.3%
BEVERAGES - 0.4%
Anheuser-Busch Companies, Inc.   352,500  15,510,000
PepsiCo, Inc.   143,200  5,217,850
Seagram Co. Ltd.   607,600  19,657,585
  40,385,435
FOODS - 1.0%
CPC International, Inc.   286,100  30,827,275
General Mills, Inc.   555,950  39,819,919
Heinz (H.J.) Co.   393,500  19,994,719
Ralston Purina Co.   110,000  10,223,125
  100,865,038

 SHARES VALUE (NOTE 1)
HOUSEHOLD PRODUCTS - 2.2%
Avon Products, Inc.   60,900 $ 3,737,738
Dial Corp.   517,300  10,766,306
Gillette Co.   100,700  10,114,056
Premark International, Inc.   25,000  725,000
Procter & Gamble Co.   821,600  65,573,950
Rubbermaid, Inc.   1,010,400  25,260,000
Unilever:
 PLC Ord.   6,821,600  58,553,033
 NV Ord.   12,400  764,866
 NV ADR  800,000  49,950,000
  225,444,949
TOBACCO - 3.7%
BAT Industries PLC Ord.   993,646  9,069,156
Dimon, Inc.   14,200  372,750
Gallaher Group PLC sponsored ADR  922,600  19,720,575
Philip Morris Companies, Inc.   5,548,800  251,430,000
RJR Nabisco Holdings Corp.   1,873,700  70,263,750
UST, Inc.   230,600  8,517,788
Universal Corp.   182,600  7,509,425
  366,883,444
TOTAL NONDURABLES   733,578,866
PRECIOUS METALS - 0.2%
Newmont Mining Corp.   685,400  20,133,625
RETAIL & WHOLESALE - 4.0%
APPAREL STORES - 0.4%
Charming Shoppes, Inc. (a)  418,100  1,959,844
Footstar, Inc. (a)  362,600  9,744,875
Limited, Inc. (The)  967,100  24,661,050
TJX Companies, Inc.   175,100  6,019,063
  42,384,832
DRUG STORES - 0.2%
CVS Corp.   211,400  13,542,813
Rite Aid Corp.   87,100  5,111,681
  18,654,494
GENERAL MERCHANDISE STORES - 2.8%
Consolidated Stores Corp. (a)  2,020,156  88,760,615
Dayton Hudson Corp.   140,000  9,450,000
Federated Department Stores, Inc. (a)  656,400  28,266,225
Hudson's Bay Co. Ord.   377,500  8,410,601
Wal-Mart Stores, Inc.   2,684,300  105,862,081
Woolworth Corp. (a)  2,061,200  41,996,950
  282,746,472
GROCERY STORES - 0.0%
American Stores Co.   294,400  6,053,600
RETAIL & WHOLESALE, MISCELLANEOUS - 0.6%
Staples, Inc. (a)  345,700  9,593,175
Tandy Corp.   530,400  20,453,550
Toys "R" Us, Inc. (a)  369,700  11,622,444
U.S. Office Products Co. (a)  769,950  15,110,269
  56,779,438
TOTAL RETAIL & WHOLESALE   406,618,836
SERVICES - 1.0%
LEASING & RENTAL - 0.1%
Ryder Systems, Inc.   459,200  15,038,800
PRINTING - 0.7%
Deluxe Corp.   668,500  23,063,250
Donnelley (R.R.) & Sons Co.   568,400  21,172,900
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
PRINTING - CONTINUED
Ennis Business Forms, Inc.   196,700 $ 1,819,475
Harland (John H.) Co.   1,051,300  22,077,300
  68,132,925
SERVICES - 0.2%
Block (H&R), Inc.   499,600  22,388,325
Manpower, Inc.   24,300  856,575
  23,244,900
TOTAL SERVICES   106,416,625
TECHNOLOGY - 3.4%
COMPUTER SERVICES & SOFTWARE - 0.8%
Electronic Data Systems Corp.   1,326,800  58,296,275
First Data Corp.   386,100  11,293,425
NCR Corp. (a)  328,500  9,136,406
Sabre Group Holdings, Inc. Class A (a)  178,800  5,162,850
  83,888,956
COMPUTERS & OFFICE EQUIPMENT - 1.9%
Digital Equipment Corp. (a)  131,400  4,861,800
International Business Machines Corp.   600,400  62,779,325
Pitney Bowes, Inc.   791,000  71,140,563
Silicon Graphics, Inc. (a)  144,200  1,793,488
Unisys Corp. (a)  3,018,317  41,879,148
Xerox Corp.   86,800  6,406,925
  188,861,249
ELECTRONICS - 0.3%
AMP, Inc.   499,400  20,974,800
Thomas & Betts Corp.   214,800  10,149,300
  31,124,100
PHOTOGRAPHIC EQUIPMENT - 0.4%
Eastman Kodak Co.   358,400  21,795,200
Polaroid Corp.   339,300  16,519,669
  38,314,869
TOTAL TECHNOLOGY   342,189,174
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.4%
Northwest Airlines Corp. Class A (a)  648,500  31,046,938
Viad Corp.   275,800  5,326,388
  36,373,326
RAILROADS - 0.6%
CSX Corp.   1,168,100  63,077,400
TOTAL TRANSPORTATION   99,450,726
UTILITIES - 6.8%
ELECTRIC UTILITY - 2.6%
Allegheny Energy, Inc.   1,052,200  34,196,500
American Electric Power Co., Inc.   967,700  49,957,513
Central Maine Power Co.   602,500  9,188,125
CILCORP, Inc.   152,300  7,443,663
Consolidated Edison Co. of
 New York, Inc.   473,450  19,411,450
DPL, Inc.   637,300  18,322,375
Duke Energy Corp.   297,200  16,457,450
Entergy Corp.   1,439,500  43,095,031
Illinova Corp.   250,000  6,734,375
Niagara Mohawk Power Corp. (a)  1,006,700  10,570,350
PG&E Corp.   687,678  20,931,199

 SHARES VALUE (NOTE 1)
PacifiCorp.   200,000 $ 5,462,500
Pinnacle West Capital Corp.   472,600  20,026,425
  261,796,956
GAS - 0.7%
MCN Corp.   400,000  16,150,000
Nova Corp.   650,000  6,183,764
Pacific Enterprises  285,400  10,738,175
Questar Corp.   813,700  36,311,363
  69,383,302
TELEPHONE SERVICES - 3.5%
AT&T Corp.   331,600  20,310,500
ALLTEL Corp.   508,900  20,896,706
Ameritech Corp.   803,700  64,697,850
BCE, Inc.   480,100  16,002,774
Bell Atlantic Corp.   1,133,320  103,132,120
BellSouth Corp.   525,000  29,564,063
Comsat Corp., Series 1  294,600  7,144,050
France Telecom SA  40,000  1,449,656
MCI Communications Corp.   270,100  11,563,656
SBC Communications, Inc.   410,000  30,032,500
Sprint Corp.   312,500  18,320,313
WorldCom, Inc. (a)  953,800  28,852,450
  351,966,638
TOTAL UTILITIES   683,146,896
TOTAL COMMON STOCKS
 (Cost $7,022,135,101)   9,235,340,142
CONVERTIBLE PREFERRED STOCKS - 2.4%
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Vornado Realty Trust Series A, $3.25   127,600  8,421,600
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Republic Industries, Inc. $1.55  219,200  5,151,200
ENERGY - 0.1%
OIL & GAS - 0.1%
Unocal Capital Trust $3.125  100,000  5,612,500
FINANCE - 1.2%
CREDIT & OTHER FINANCE - 0.1%
DECS Trust $2.01 DECS  93,000  2,394,750
WBK Trust $3.135 STRYPES  285,400  9,543,063
  11,937,813
INSURANCE - 0.6%
Aetna, Inc. Class C 6.25%, PRIDES  760,000  54,340,000
Conseco, Inc. $3.50 PRIDES  171,800  8,794,013
  63,134,013
SAVINGS & LOANS - 0.1%
Ahmanson (H.F.) & Co., Series D, $3.00   70,600  9,707,500
SECURITIES INDUSTRY - 0.4%
Salomon, Inc. $2.03 DECS  840,700  34,468,700
Salomon, Inc. $3.484 DECS  93,900  5,563,575
  40,032,275
TOTAL FINANCE   124,811,601
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.2%
Loral Space & Communications Ltd.,
 Series C, $3.00 (b)  183,200 $ 11,289,700
Loral Space & Communications Ltd.,
 Series C, $3  76,300  4,711,525
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   16,001,225
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Evergreen Media Corp. $3.00 (b)  187,200  14,718,600
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
K mart Financing I $3.875  100,000  5,162,500
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Wang Laboratories, Inc. $3.25 (b)   80,000  4,070,000
Wang Laboratories, Inc. $3.25   157,600  8,077,000
TOTAL TECHNOLOGY   12,147,000
UTILITIES - 0.5%
ELECTRIC UTILITY - 0.2%
Houston Industries, Inc. $3.215 ACES  285,500  16,291,344
GAS - 0.0%
MCN Corp. $4.00  25,100  1,556,200
TELEPHONE SERVICES - 0.3%
Enhance Financial Services Group, Inc.
 $7.625 DECS  184,800  9,609,600
US West, Inc., Series D $2.25  381,900  23,558,456
  33,168,056
TOTAL UTILITIES   51,015,600
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $205,646,957)   243,041,826
CONVERTIBLE BONDS - 1.6%
 MOODY'S RATINGS  PRINCIPAL
 (UNAUDITED) AMOUNT
CONSTRUCTION & REAL ESTATE - 0.4%
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Liberty Property exchangeable
 8%, 7/1/01 Ba2 $ 27,985,000  40,088,513
DURABLES - 0.1%
CONSUMER ELECTRONICS - 0.1%
Matsushita Electric Industrial
 Co. Ltd. 1.3%, 3/29/02 Aa2 JPY 452,000,000  4,309,707
Matsushita Electric Industrial
 Co. Ltd. 1.4%, 3/31/04 Aa2 JPY 209,000,000  1,992,763
  6,302,470
ENERGY - 0.1%
OIL & GAS - 0.1%
Pennzoil Co. 4 3/4%,10/1/03 Baa3  9,820,000  13,281,550
FINANCE - 0.1%
INSURANCE - 0.1%
Loews Corp. 3 1/8%, 9/15/07 A2  4,320,000  4,320,000

 MOODY'S RATINGS PRINCIPAL VALUE
  (UNAUDITED) AMOUNT (NOTE 1)
MEDIA & LEISURE - 0.5%
BROADCASTING - 0.3%
Time Warner, Inc. liquid yield
 option notes 0%, 6/22/13 Ba1 $ 58,550,000 $ 29,933,688
LODGING & GAMING - 0.0%
Hilton Hotels Corp.
 5%, 5/15/06 Baa2  3,670,000  4,000,300
PUBLISHING - 0.2%
News America Holdings, Inc.
 liquid yield option notes
 0%, 3/11/13 Baa3  35,920,000  16,972,200
TOTAL MEDIA & LEISURE   50,906,188
RETAIL & WHOLESALE - 0.3%
DRUG STORES - 0.1%
Rite Aid Corp. 5 1/4%,
 9/15/05 (b) Baa2  11,620,000  12,622,225
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Home Depot, Inc.
 3 1/4%, 10/1/01 A1  5,000,000  6,675,000
U.S. Office Products Co.
 5 1/2%, 2/1/01 B3  10,000,000  11,700,000
  18,375,000
TOTAL RETAIL & WHOLESALE   30,997,225
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Quantum Corp. 7%, 8/1/04 B2  4,280,000  4,108,800
ELECTRONICS - 0.1%
Micron Technology, Inc.
 7%, 7/1/04 B1  12,840,000  11,925,150
TOTAL TECHNOLOGY   16,033,950
TOTAL CONVERTIBLE BONDS
 (Cost $150,094,993)   161,929,896
CASH EQUIVALENTS - 4.5%
 SHARES

Taxable Central Cash Fund (c)
 (Cost $458,376,604)   458,376,604  458,376,604
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $7,836,253,655)   $ 10,098,688,468
SECURITY TYPE ABBREVIATIONS
ACES - Automatic Common Exchange Securities
DECS - Dividend Enhanced Convertible Stock/Debt Exch.
  for Common
PRIDES - Preferred Redeemable Increased Dividend Equity Securities STRYPES - Structured Yield Product Exchangeable for Common Stock CURRENCY ABBREVIATIONS
JPY - Japanese yen
LEGEND
(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,700,525 or .4% of net assets.
(c) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(d) An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Barr Laboratories, Inc.  $ - $ 5,029,783 $ - $ 47,490,056
Beverly Enterprises, Inc.   -  6,467,030  -  -
Cardiac Control
 Systems, Inc..   -  380,488  -  -
Integramed America,
 Inc.   -  1,610,125  -  -
Synetic, Inc.   -  38,641,532  -  -
TOTALS  $ - $ 52,128,958 $ - $ 47,490,056
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $4,830,022,045 and $3,593,546,065, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $850,201 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.2% AAA, AA, A 0.1%
Baa 0.5% BBB 0.8%
Ba 0.7% BB 0.4%
B 0.3% B 0.3%
Caa 0.0% CCC 0.0%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
The percentage not rated by Moody's or S&P amounted to 0.0%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $7,845,905,101. Net unrealized appreciation aggregated $2,252,783,367, of which $2,386,782,461 related to appreciated investment securities and $133,999,094 related to depreciated investment securities.
The fund hereby designates approximately $225,002,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997


ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                              $ 10,098,688,468
(COST $7,836,253,655) - SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                                  15,785,858

RECEIVABLE FOR FUND SHARES SOLD                                                                  10,327,412

DIVIDENDS RECEIVABLE                                                                             15,891,959

INTEREST RECEIVABLE                                                                              4,432,709

OTHER RECEIVABLES                                                                                52,063

 TOTAL ASSETS                                                                                    10,145,178,469

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                $ 26,357,641

PAYABLE FOR FUND SHARES REDEEMED                                                  2,018,549

ACCRUED MANAGEMENT FEE                                                            4,072,569

OTHER PAYABLES AND                                                                659,813
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                               33,108,572

NET ASSETS                                                                                      $ 10,112,069,897

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                 $ 7,208,544,669

UNDISTRIBUTED NET INVESTMENT INCOME                                                              140,172,474

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN                    500,938,191
CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                        2,262,414,563
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                                                                      $ 10,112,069,897



INITIAL CLASS :                                                                                                   $24.28
NET ASSET VALUE, OFFERING PRICE
AND REDEMPTION PRICE PER
SHARE ($10,106,742,355 (DIVIDED BY) 416,258,047 SHARES)

SERVICE CLASS :                                                                                                   $24.27
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($5,327,542 (DIVIDED BY) 219,493 SHARES)


STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                   $ 162,618,935
DIVIDENDS

INTEREST                                                                             26,175,230

 TOTAL INCOME                                                                        188,794,165

EXPENSES

MANAGEMENT FEE                                                     $ 42,199,618

TRANSFER AGENT FEES                                                 5,689,149

DISTRIBUTION FEES - SERVICE CLASS                                   226

ACCOUNTING FEES AND EXPENSES                                        819,525

NON-INTERESTED TRUSTEES' COMPENSATION                               32,639

CUSTODIAN FEES AND EXPENSES                                         230,735

REGISTRATION FEES                                                   48,392

AUDIT                                                               78,670

LEGAL                                                               48,842

MISCELLANEOUS                                                       349,519

 TOTAL EXPENSES BEFORE REDUCTIONS                                   49,497,315

 EXPENSE REDUCTIONS                                                 (875,649         48,621,666
                                                                   )

NET INVESTMENT INCOME                                                                140,172,499

REALIZED AND UNREALIZED
 GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING                                   516,651,001
 REALIZED GAIN OF $12,866,742
 ON SALES OF INVESTMENTS IN
 AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                      (56,354          516,594,647
                                                                   )

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              1,401,311,026

 ASSETS AND LIABILITIES IN                                          (14,816          1,401,296,210
 FOREIGN CURRENCIES                                                )

NET GAIN (LOSS)                                                                      1,917,890,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $ 2,058,063,356

OTHER INFORMATION                                                                   $ 867,177
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                                  8,472

                                                                                    $ 875,649


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS              $ 140,172,499      $ 117,458,579
NET INVESTMENT
INCOME

 NET REALIZED GAIN       516,594,647        597,117,485
(LOSS)

 CHANGE IN NET           1,401,296,210      90,992,918
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE            2,058,063,356      805,568,982
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO         (119,523,328)      (7,876,787)
SHAREHOLDERS
FROM NET INVESTMENT
INCOME

 FROM NET REALIZED       (602,923,285)      (225,801,230)
GAIN

 TOTAL DISTRIBUTIONS     (722,446,613)      (233,678,017)

SHARE TRANSACTIONS -     1,815,363,131      1,509,764,377
NET INCREASE
(DECREASE)

  TOTAL INCREASE         3,150,979,874      2,081,655,342
(DECREASE) IN NET
ASSETS

NET ASSETS

 BEGINNING OF PERIOD     6,961,090,023      4,879,434,681

 END OF PERIOD          $ 10,112,069,897   $ 6,961,090,023
(INCLUDING
UNDISTRIBUTED NET
INVESTMENT INCOME
OF $140,172,474
AND $117,454,549,
RESPECTIVELY)




OTHER INFORMATION:

                     YEAR ENDED DECEMBER 31, 1997             YEAR ENDED DECEMBER 31, 1996

                     SHARES                         DOLLARS   SHARES                         DOLLARS



SHARE TRANSACTIONS       81,081,134     $ 1,787,907,743    93,794,843     $ 1,829,128,598
INITIAL CLASS
 SOLD

  REINVESTED             36,487,203      722,446,589       12,390,139      233,678,017

  REDEEMED               (32,291,523)    (700,239,679)     (28,467,146)    (553,042,238)

  NET INCREASE           85,276,814     $ 1,810,114,653    77,717,836     $ 1,509,764,377
(DECREASE)

 SERVICE CLASS A         222,682         5,321,346         -               -
 SOLD

  REINVESTED             -               -                 -               -

  REDEEMED               (3,189)         (72,868)          -               -

  NET INCREASE           219,493        $ 5,248,478        -              $ -
(DECREASE)

DISTRIBUTIONS                           $ 119,523,328                     $ 7,876,787
INITIAL CLASS - NET
INVESTMENT INCOME

 INITIAL CLASS - NET                     602,923,285                       225,801,230
REALIZED GAIN

 TOTAL                                  $ 722,446,613                     $ 233,678,017

 SERVICE CLASS - NET                     -                                 -
INVESTMENT INCOME

 SERVICE CLASS - NET                     -                                 -
REALIZED GAIN

 TOTAL                                  $ -                               $ -

                                        $ 722,446,613                     $ 233,678,017



A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS
                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995   1994   1993


NET ASSET VALUE,           $ 21.03        $ 19.27       $ 15.35       $ 15.44       $ 13.40
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT             .36 D          .35           .41           .41           .37
INCOME

 NET REALIZED AND           5.06           2.30          4.69          .64           2.06
UNREALIZED GAIN (LOSS)


 TOTAL FROM                 5.42           2.65          5.10          1.05          2.43
INVESTMENT
OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT        (.36)          (.03)         (.40)         (.37)         (.35)
INCOME

 IN EXCESS OF NET           -              -             -             -             (.04)
INVESTMENT INCOME

 FROM NET REALIZED          (1.81)         (.86)         (.78)         (.77)         -
GAIN

 TOTAL DISTRIBUTIONS        (2.17)         (.89)         (1.18)        (1.14)        (.39)

NET ASSET VALUE, END OF    $ 24.28        $ 21.03       $ 19.27       $ 15.35       $ 15.44
PERIOD

TOTAL RETURN B, C           28.11%         14.28%        35.09%        7.07%         18.29%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END OF         $ 10,106,742   $ 6,961,090   $ 4,879,435   $ 2,284,412   $ 1,318,500
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO        .58%           .58%          .61%          .60%          .62%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO        .57% F         .56%          .61%          .58%          .62%
AVERAGE NET ASSETS                        F                           F
AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT     1.65%          1.97%         2.56%         2.83%         2.87%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE     44%            186%          87%           134%          120%

AVERAGE COMMISSION         $ .0440        $ .0426
RATE G


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                          YEAR ENDED
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1997 E

NET ASSET VALUE,           $ 23.44
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT             .05 D
INCOME

 NET REALIZED AND           .78
UNREALIZED GAIN (LOSS)


 TOTAL FROM                 .83
INVESTMENT
OPERATIONS

LESS DISTRIBUTIONS

NET ASSET VALUE, END OF    $ 24.27
PERIOD

TOTAL RETURN B, C           3.54%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END OF         $ 5,328
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO        .68% A
AVERAGE NET ASSETS

RATIO OF EXPENSES TO        .65% A,
AVERAGE NET ASSETS          F
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT     1.63% A
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER          44%

AVERAGE COMMISSION         $ .0440
RATE G

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED AND DO
NOT REFLECT CHARGES ATTRIBUTABLE TO
YOUR INSURANCE COMPANY'S SEPARATE
ACCOUNT. INCLUSION OF THESE CHARGES
WOULD REDUCE THE TOTAL RETURNS
SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN
(SEE NOTE 6 OF NOTES TO FINANCIAL
STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE
PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SERVICE
CLASS SHARES) TO DECEMBER 31,
1997.
F FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES (SEE
NOTE 6 OF NOTES TO FINANCIAL
STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED.  THIS
AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                PAST 1   LIFE OF
DECEMBER 31, 1997                            YEAR     FUND

VIP III: GROWTH & INCOME - "INITIAL CLASS"   30.09%   28.69%

S&P 500 (REGISTERED TRADEMARK)               33.36%   30.95%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has a
history of long-term growth and short-term volatility. In
turn, the share price and return of a fund that invests in
stocks will vary. That means if you sell your shares
during a market downturn, you might lose money. But
if you can ride out the market's ups and downs, you
may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980109 110819 S00000000000001
             VIP III Growth & Income     S&P 500
             00147                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10250.00                    10440.61
  1997/02/28      10270.00                    10522.46
  1997/03/31       9820.00                    10090.10
  1997/04/30      10350.00                    10692.48
  1997/05/31      10930.00                    11343.43
  1997/06/30      11490.00                    11851.62
  1997/07/31      12420.00                    12794.65
  1997/08/31      11790.00                    12077.90
  1997/09/30      12410.00                    12739.40
  1997/10/31      12060.00                    12313.91
  1997/11/30      12600.00                    12883.92
  1997/12/31      12879.20                    13105.13
IMATRL PRASUN   SHR__CHT 19971231 19980109 110821 R00000000000015
Let's say hypothetically that $10,000 was invested in VIP III: Growth & Income Portfolio on December 31, 1996, when the fund started. As the chart shows, by December 31, 1997, the value of the investment would have grown to $12,879 - a 28.79% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,105 - a 31.05% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                % OF FUND'S
                                INVESTMENTS

GENERAL ELECTRIC CO.            3.3

TYCO INTERNATIONAL LTD.         3.3

BRISTOL-MYERS SQUIBB CO.        2.5

BANKAMERICA CORP.               2.3

PHILIP MORRIS COMPANIES, INC.   2.2

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                                   % OF FUND'S
                                   INVESTMENTS

FINANCE                            19.8

HEALTH                             13.1

RETAIL & WHOLESALE                 10.3

NONDURABLES                        9.4

INDUSTRIAL MACHINERY & EQUIPMENT   9.4

ASSET ALLOCATION AS OF DECEMBER 31, 1997*
ROW: 1, COL: 1, VALUE: 7.0
ROW: 1, COL: 2, VALUE: 1.3
ROW: 1, COL: 3, VALUE: 97.7
STOCKS  91.7%
BONDS  1.3%
SHORT-TERM INVESTMENTS 7.0%
FOREIGN INVESTMENTS  6.0%
*
% OF FUND'S
INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                              PAST 1   LIFE OF
DECEMBER 31, 1997                          YEAR     FUND

VIP III: GROWTH & INCOME - SERVICE CLASS   30.10%   28.70%

S&P 500 (REGISTERED TRADEMARK)             33.36%   30.95%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has a
history of long-term growth and short-term volatility. In
turn, the share price and return of a fund that invests in
stocks will vary. That means if you sell your shares
during a market downturn, you might lose money. But
if you can ride out the market's ups and downs, you
may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980109 110819 S00000000000001
             VIP III Growth & Income     S&P 500
             00147                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10250.00                    10440.61
  1997/02/28      10270.00                    10522.46
  1997/03/31       9820.00                    10090.10
  1997/04/30      10350.00                    10692.48
  1997/05/31      10930.00                    11343.43
  1997/06/30      11490.00                    11851.62
  1997/07/31      12420.00                    12794.65
  1997/08/31      11790.00                    12077.90
  1997/09/30      12410.00                    12739.40
  1997/10/31      12060.00                    12313.91
  1997/11/30      12600.00                    12883.92
  1997/12/31      12879.20                    13105.13
IMATRL PRASUN   SHR__CHT 19971231 19980109 110821 R00000000000015
Let's say hypothetically that $10,000 was invested in VIP III: Growth & Income Portfolio on December 31, 1996, when the fund started. As the chart shows, by December 31, 1997, the value of the investment would have grown to $12,879 - a 28.79% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,105 - a 31.05% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                % OF FUND'S
                                INVESTMENTS

GENERAL ELECTRIC CO.            3.3

TYCO INTERNATIONAL LTD.         3.3

BRISTOL-MYERS SQUIBB CO.        2.5

BANKAMERICA CORP.               2.3

PHILIP MORRIS COMPANIES, INC.   2.2

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                                   % OF FUND'S
                                   INVESTMENTS

FINANCE                            19.8

HEALTH                             13.1

RETAIL & WHOLESALE                 10.3

NONDURABLES                        9.4

INDUSTRIAL MACHINERY & EQUIPMENT   9.4

ASSET ALLOCATION AS OF DECEMBER 31, 1997*
ROW: 1, COL: 1, VALUE: 7.0
ROW: 1, COL: 2, VALUE: 1.3
ROW: 1, COL: 3, VALUE: 97.7
STOCKS  91.7%
BONDS  1.3%
SHORT-TERM INVESTMENTS 7.0%
FOREIGN INVESTMENTS  6.0%
*
% OF FUND'S
INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Beth Terrana, Portfolio Manager of Growth &
Income Portfolio
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, BETH?
A. The fund performed capably in an otherwise "narrow" market. For the 12 months that ended December 31, 1997, the fund trailed the Standard & Poor's 500 Index return of 33.36%. By narrow, I mean that much of the S&P 500's gains during 1997 were concentrated among a narrow group of large-cap stocks.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The main driver behind performance - and the area where I focus most of my attention - was stock selection. Foremost, I'd point to retail store investments, where both stock picking and an industry overweighting - more than double that of the S&P 500 - were positive contributors. In the second half of the period, in fact, retailing stocks were among the strongest industry groups in the S&P 500. Specifically, good individual contributors included Consolidated Stores - which owns Kay-Bee Toy stores - and Gap, Inc., which operates several leading-edge apparel chains. The fund also benefited from stock selection within the finance, health care and technology sectors. Strong performers in these industries included BankAmerica, drug-maker Bristol-Myers Squibb and personal computer-maker Compaq. The fund underperformed the index due mainly to the narrowness phenomenon I mentioned above.
Q. CONTINUING WITH THE RETAIL STORY, THE FUND'S EXPOSURE TO THIS SECTOR CLIMBED TO AROUND 10% DURING THE PERIOD. WHY WERE THESE STOCKS APPEALING?
A. I detected several positive industry trends that I felt provided a favorable backdrop. Among these trends were a reduction in store overcapacity - or less overall floor space - that had hurt the industry for some time; a keener focus on the bottom line, or earnings, by company managements; and new-found attention to returns on invested capital. While it would be a stretch to say that all retailers recently have mended their ways, it was clear to me that there were a number of attractive stocks with the potential for upward revaluations of their price-to-earnings (P/E) multiples. The story behind big discounter Wal-Mart - the fund's largest retail investment at the end of the period - illustrates my theory. Following the company's rapid growth during the 1980s - which resulted in very strong stock appreciation - Wal-Mart's returns deteriorated and its stock dramatically underperformed the market from 1993 through 1996. Recognizing that it had a problem, Wal-Mart committed itself to a new financial discipline, emphasizing returns on its capital base, and earnings growth began to accelerate. Based on these positive developments, the stock recently began to perform well.
Q. TIME WARNER IS A RELATIVELY NEW TOP 10 HOLDING. WHAT MADE THIS STOCK ATTRACTIVE?
A. Fundamentally, the company has a number of media franchises - including Warner Brothers, Time Warner Cable, CNN and Time magazine - with wide global reach. Also, the company has been focusing intently on improving its financial returns. For example, previously high levels of capital spending - largely related to its cable television operations - were expected to peak and then decline, a development that I felt could enhance the company's free-cash-flow dynamics. The potential for this to occur - and for Time Warner to continue expanding and enhancing its worldwide franchises as a result - made this stock attractive during the period.
Q. WHICH OTHER STOCKS PERFORMED WELL DURING THE PERIOD? WHICH WERE DISAPPOINTMENTS?
A. Other strong performers included General Electric, diversified-industrial Tyco International and IBM. There weren't any major setbacks, but several smaller positions - including Columbia/HCA Healthcare and Waste Management - lagged the market.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. Given the economic difficulties we saw in Southeast Asia during the last quarter of 1997 - where currency problems crippled many world markets - global economic growth may be sluggish. If there is such a slowdown, stocks with predictable, sustainable earnings growth likely will outperform economically sensitive cyclical stocks and commodities-based stocks. Of course, those companies with significant revenue exposure to the Asian region could be particularly affected, so I'll continue to try to limit the fund's investments in companies whose earnings are susceptible to such a slowdown.



FUND FACTS
GOAL: seeks a high total return through a
combination of current income and capital
appreciation
START DATE: December 31, 1996
SIZE: as of December 31, 1997, more than $345
million
MANAGER: Beth Terrana, since inception; joined
Fidelity in 1983
3
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.9%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.3%
AlliedSignal, Inc.     64,200 $ 2,499,763
Textron, Inc.   36,900  2,306,250
  4,806,013
DEFENSE ELECTRONICS - 0.4%
Litton Industries, Inc. (a)  4,800  276,000
Raytheon Company Class B  20,200  1,020,100
  1,296,100
TOTAL AEROSPACE & DEFENSE   6,102,113
BASIC INDUSTRIES - 1.2%
CHEMICALS & PLASTICS - 1.2%
Air Products & Chemicals, Inc.   10,900  896,525
Cytec Industries, Inc. (a)  7,000  328,563
Monsanto Co.   25,800  1,083,600
Praxair, Inc.   7,100  319,500
Sealed Air Corp. (a)  23,400  1,444,950
  4,073,138
CONSTRUCTION & REAL ESTATE - 2.2%
BUILDING MATERIALS - 1.2%
Masco Corp.   76,300  3,881,763
Sherwin-Williams Co.   11,800  327,450
  4,209,213
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Captec Net Lease Realty, Inc.   9,900  170,156
Duke Realty Investors, Inc.   41,000  994,250
Equity Residential Properties Trust (SBI)  21,100  1,066,869
Public Storage, Inc.   34,600  1,016,375
Storage USA, Inc.   7,100  283,556
  3,531,206
TOTAL CONSTRUCTION & REAL ESTATE   7,740,419
DURABLES - 1.9%
AUTOS, TIRES, & ACCESSORIES - 0.3%
Eaton Corp.   6,500  580,125
Navistar International Corp. (a)  18,400  456,550
  1,036,675
CONSUMER DURABLES - 0.6%
Minnesota Mining & Manufacturing Co.   24,600  2,018,738
CONSUMER ELECTRONICS - 0.4%
Newell Co.   34,400  1,462,000
Philips Electronics NV  3,500  211,750
  1,673,750
TEXTILES & APPAREL - 0.6%
Liz Claiborne, Inc.   18,000  752,625
VF Corp.   28,000  1,286,250
  2,038,875
TOTAL DURABLES   6,768,038
ENERGY - 6.1%
ENERGY SERVICES - 0.4%
Halliburton Co.   10,500  545,344
Schlumberger Ltd.   4,700  378,350
Weatherford Enterra, Inc. (a)  9,000  393,750
  1,317,444

 SHARES VALUE (NOTE 1)
OIL & GAS - 5.7%
British Petroleum PLC ADR  55,460 $ 4,419,469
Burlington Resources, Inc.   10,800  483,975
Chevron Corp.   18,500  1,424,500
Exxon Corp.   18,600  1,138,088
Mobil Corp.   23,900  1,725,281
Royal Dutch Petroleum Co.   55,700  3,018,244
Texaco, Inc.   58,300  3,170,063
Tosco Corp.   26,200  990,688
Total SA sponsored ADR  24,400  1,354,200
USX-Marathon Group   63,700  2,149,875
  19,874,383
TOTAL ENERGY   21,191,827
FINANCE - 19.8%
BANKS - 9.6%
Bank of New York Co., Inc.   72,000  4,162,500
BankAmerica Corp.   109,600  8,000,800
Chase Manhattan Corp.   35,000  3,832,500
Citicorp  46,900  5,929,919
Comerica, Inc.   14,700  1,326,675
Mellon Bank Corp.   16,700  1,012,438
National City Corp.   35,000  2,301,250
NationsBank Corp.   23,900  1,453,419
North Fork Bancorp., Inc.   5,800  194,663
U.S. Bancorp   34,400  3,850,650
Wells Fargo & Co.   4,900  1,663,244
  33,728,058
CREDIT & OTHER FINANCE - 2.7%
American Express Co.   54,100  4,828,425
Associates First Capital Corp.   13,500  960,188
Household International, Inc.   20,300  2,589,519
Transamerica Corp.   10,700  1,139,550
  9,517,682
FEDERAL SPONSORED CREDIT - 2.1%
Freddie Mac  89,000  3,732,438
Fannie Mae  65,800  3,754,713
  7,487,151
INSURANCE - 3.8%
AFLAC, Inc.   24,100  1,232,113
Allstate Corp.   39,200  3,562,300
American International Group, Inc.   21,100  2,294,625
MGIC Investment Corp.   5,600  372,400
Progressive Corp.   6,200  743,225
Travelers Property Casualty Corp. Class A  41,600  1,830,400
Travelers Group, Inc. (The)  48,450  2,610,244
UNUM Corp.   10,700  581,813
  13,227,120
SAVINGS & LOANS - 1.2%
Charter One Financial Corp.   9,580  604,738
Dime Bancorp., Inc.   46,700  1,412,675
Washington Mutual, Inc.   32,740  2,089,221
  4,106,634
SECURITIES INDUSTRY - 0.4%
Morgan Stanley Dean Witter Discover
 and Co.   21,100  1,247,538
TOTAL FINANCE   69,314,183
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 12.6%
DRUGS & PHARMACEUTICALS - 8.4%
American Home Products Corp.   69,200 $ 5,293,800
Bristol-Myers Squibb Co.   91,600  8,667,650
Cytyc Corp. (a)  16,800  417,900
Merck & Co., Inc.   53,600  5,695,000
Pfizer, Inc.   35,100  2,617,144
Schering-Plough Corp.   69,200  4,299,050
SmithKline Beecham PLC ADR  45,800  2,355,838
  29,346,382
MEDICAL EQUIPMENT & SUPPLIES - 3.2%
Baxter International, Inc.   40,500  2,042,719
Cardinal Health, Inc.   30,800  2,313,850
Johnson & Johnson  55,500  3,656,063
McKesson Corp.   13,400  1,449,713
Medtronic, Inc.   22,800  1,192,725
St. Jude Medical, Inc. (a)  9,300  283,650
Sofamor/Danek Group, Inc. (a)  5,800  377,363
  11,316,083
MEDICAL FACILITIES MANAGEMENT - 1.0%
Columbia/HCA Healthcare Corp.   112,800  3,341,700
TOTAL HEALTH   44,004,165
INDUSTRIAL MACHINERY & EQUIPMENT - 8.9%
ELECTRICAL EQUIPMENT - 4.4%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  16,000  405,000
Alcatel Alsthom Compagnie Generale
 d'Electricite SA   11,300  1,435,129
Emerson Electric Co.   37,700  2,127,694
General Electric Co.   156,400  11,475,850
  15,443,673
INDUSTRIAL MACHINERY & EQUIPMENT - 4.5%
Illinois Tool Works, Inc.   6,700  402,838
Ingersoll-Rand Co.   25,300  1,024,650
Stanley Works  58,200  2,746,313
Tyco International Ltd.   254,160  11,453,085
  15,626,886
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   31,070,559
MEDIA & LEISURE - 6.7%
BROADCASTING - 2.7%
Comcast Corp. Class A special  29,800  940,563
Tele-Communications, Inc.
 (TCI Group), Series A  53,800  1,503,038
Time Warner, Inc.   108,900  6,751,800
  9,195,401
ENTERTAINMENT - 1.5%
Carnival Cruise Lines, Inc. Class A  15,600  863,850
Disney (Walt) Co.   29,500  2,922,344
Viacom, Inc. Class B (non-vtg.) (a)  37,800  1,566,338
  5,352,532
LEISURE DURABLES & TOYS - 0.2%
Mattel, Inc.   21,500  800,875
PUBLISHING - 2.3%
Cognizant Corp.   38,500  1,715,656
Harcourt General, Inc.   23,800  1,303,050
McGraw-Hill, Inc.   17,600  1,302,400
Pearson, PLC   57,200  745,415

 SHARES VALUE (NOTE 1)
Times Mirror Co. Class A  30,500 $ 1,875,750
Tribune Co.   17,000  1,058,250
  8,000,521
TOTAL MEDIA & LEISURE   23,349,329
NONDURABLES - 9.4%
BEVERAGES - 0.2%
Coca-Cola Co. (The)  12,900  859,463
FOODS - 2.7%
Campbell Soup Co.   31,600  1,836,750
Dole Food, Inc.   15,100  690,825
General Mills, Inc.   18,800  1,346,550
Heinz (H.J.) Co.   55,200  2,804,850
Kellogg Co.   16,300  808,888
Sara Lee Corp.   33,900  1,908,994
  9,396,857
HOUSEHOLD PRODUCTS - 3.9%
Clorox Co.   13,600  1,075,250
Gillette Co.   19,700  1,978,619
Procter & Gamble Co.   63,800  5,092,038
Unilever:
 PLC Ord.   199,500  1,712,403
 NV ADR  61,600  3,846,150
  13,704,460
TOBACCO - 2.6%
Philip Morris Companies, Inc.   169,800  7,694,063
RJR Nabisco Holdings Corp.   35,900  1,346,250
  9,040,313
TOTAL NONDURABLES   33,001,093
PRECIOUS METALS - 0.0%
Getchell Gold Corp. (a)  6,400  153,600
RETAIL & WHOLESALE - 10.0%
APPAREL STORES - 1.6%
Gap, Inc.   15,550  551,053
Payless ShoeSource, Inc. (a)  50,900  3,416,663
TJX Companies, Inc.   45,400  1,560,625
  5,528,341
DRUG STORES - 1.2%
CVS Corp.   64,377  4,124,152
GENERAL MERCHANDISE STORES - 6.6%
Carson Pirie Scott & Co. (a)  20,500  1,027,563
Consolidated Stores Corp. (a)  131,775  5,789,864
Dayton Hudson Corp.   38,100  2,571,750
Federated Department Stores, Inc. (a)  102,200  4,400,988
Meyer (Fred), Inc. (a)  17,600  640,200
Penney (J.C.) Co., Inc.   21,700  1,308,781
Proffitts, Inc. (a)  17,900  509,031
Wal-Mart Stores, Inc.   180,200  7,106,638
  23,354,815
RETAIL & WHOLESALE, MISCELLANEOUS - 0.6%
Home Depot, Inc.   35,050  2,063,569
TOTAL RETAIL & WHOLESALE   35,070,877
SERVICES - 2.7%
ADVERTISING - 1.1%
Omnicom Group, Inc.   91,300  3,868,838
LEASING & RENTAL - 0.2%
Ryder Systems, Inc.   27,700  907,175
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
PRINTING - 0.5%
Donnelley (R.R.) & Sons Co.   30,300 $ 1,128,675
Reynolds & Reynolds Co. Class A  24,900  459,094
  1,587,769
SERVICES - 0.9%
Ecolab, Inc.   30,900  1,713,019
Service Corp. International  39,718  1,467,084
  3,180,103
TOTAL SERVICES   9,543,885
TECHNOLOGY - 5.5%
COMMUNICATIONS EQUIPMENT - 0.2%
Cisco Systems, Inc. (a)  3,100  172,825
Lucent Technologies, Inc.   8,300  662,963
  835,788
COMPUTER SERVICES & SOFTWARE - 1.2%
Microsoft Corp. (a)  27,600  3,567,300
Oracle Corp. (a)  25,450  567,853
  4,135,153
COMPUTERS & OFFICE EQUIPMENT - 3.3%
Compaq Computer Corp.  24,950  1,408,116
Diebold, Inc.  27,150  1,374,469
EMC Corp. (a)  27,500  754,531
International Business Machines Corp.   22,900  2,394,481
Pitney Bowes, Inc.   36,900  3,318,694
Unisys Corp. (a)  6,200  86,025
Xerox Corp.  30,300  2,236,519
  11,572,835
ELECTRONICS - 0.7%
Altera Corp. (a)  23,200  768,500
Intel Corp.  17,500  1,229,375
Texas Instruments, Inc.   13,300  598,500
  2,596,375
PHOTOGRAPHIC EQUIPMENT - 0.1%
Polaroid Corp.  4,000  194,750
TOTAL TECHNOLOGY   19,334,901
UTILITIES - 2.2%
ELECTRIC UTILITY - 0.1%
Edison International  17,300  470,344
TELEPHONE SERVICES - 2.1%
AT&T Corp.  36,000  2,205,000
Brooks Fiber Properties, Inc. (a)  8,800  484,000
Frontier Corp.   11,400  274,313
MCI Communications Corp.   66,200  2,834,188
Telefonos de Mexico SA sponsored
 ADR representing Ord. Class L shares  3,000  168,188
US WEST Media Group (a)  45,500  1,313,813
  7,279,502
TOTAL UTILITIES   7,749,846
TOTAL COMMON STOCKS
 (Cost $285,605,844)   318,467,973
CONVERTIBLE PREFERRED STOCKS - 0.8%
 SHARES VALUE (NOTE 1)
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Republic Industries, Inc. $1.55  4,100 $ 96,350
ENERGY - 0.3%
OIL & GAS - 0.3%
Tosco Financing Trust $2.875
 TOPRS (c)  8,700  562,786
Tosco Financing Trust $2.875  5,700  369,075
  931,861
HEALTH - 0.5%
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
McKesson Financing Trust $2.50
 TOPRS (c)  9,400  717,925
McKesson Financing Trust $2.50  13,000  992,875
  1,710,800
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $2,381,330)   2,739,011
CONVERTIBLE BONDS - 1.3%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
POLLUTION CONTROL - 0.5%
USA Waste Services, Inc.
 4%, 2/1/02 Ba2 $ 1,192,000  1,317,160
United Waste Systems, Inc.
 4 1/2%, 6/1/01 Ba3  275,000  375,375
  1,692,535
RETAIL & WHOLESALE - 0.3%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc.
 5%, 10/1/03 Baa3  294,000  395,430
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Home Depot, Inc.
 3 1/4%, 10/1/01 A1  377,000  503,295
TOTAL RETAIL & WHOLESALE   898,725
TECHNOLOGY - 0.5%
COMPUTERS & OFFICE EQUIPMENT - 0.4%
EMC Corp.
 3 1/4%, 3/15/02 Ba3  453,000  607,020
Unisys Corp.
 8 1/4%, 3/15/06 B3  370,000  783,013
  1,390,033
ELECTRONIC INSTRUMENTS - 0.1%
Thermo Electron Corp.
 4 1/8%, 1/1/03 (c) Ba2  322,000  402,903
TOTAL TECHNOLOGY   1,792,936
TOTAL CONVERTIBLE BONDS
 (Cost $4,366,327)   4,384,196
CASH EQUIVALENTS - 7.0%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $24,658,978)   24,658,978 $ 24,658,978
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $317,012,479)  $ 350,250,158
SECURITY TYPE ABBREVIATIONS
 TOPRS - Trust Originated Preferred Securities
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,683,614 or 0.5% of net assets.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $415,916,266 and $133,226,205, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $65,586 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $317,159,410. Net unrealized appreciation aggregated $33,090,748, of which $37,258,721 related to appreciated investment securities and $4,167,973 related to depreciated investment securities.
The fund hereby designates approximately $194,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                   $
350,250,158
(COST $317,012,479) - SEE ACCOMPANYING SCHEDULE


CASH                                                                                                                  4,316


RECEIVABLE FOR INVESTMENTS SOLD
2,359,273

RECEIVABLE FOR FUND SHARES SOLD
1,046,559

DIVIDENDS RECEIVABLE
389,805

INTEREST RECEIVABLE
152,823

 TOTAL ASSETS
354,202,934

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                      $ 8,685,896


PAYABLE FOR FUND SHARES REDEEMED                                                                        88


ACCRUED MANAGEMENT FEE                                                                                  132,984


OTHER PAYABLES AND ACCRUED EXPENSES                                                                     86,070


 TOTAL LIABILITIES
8,905,038

NET ASSETS                                                                                                           $
345,297,896

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                      $
310,123,818

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
1,936,544

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
33,237,534
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS                                                                                                           $
345,297,896


INITIAL CLASS:                                   $12.53
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($345,287,471 (DIVIDED BY) 27,549,165
 SHARES)

SERVICE CLASS:                                   $12.53
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE
 ($10,425 (DIVIDED BY) 832 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                $ 2,524,546
DIVIDENDS

INTEREST                                                                          695,013

 TOTAL INCOME                                                                     3,219,559

EXPENSES

MANAGEMENT FEE                                                     $ 862,309

TRANSFER AGENT FEES                                                 123,743

DISTRIBUTION FEES - SERVICE CLASS                                   1

ACCOUNTING FEES AND EXPENSES                                        113,129

NON-INTERESTED TRUSTEES' COMPENSATION                               578

CUSTODIAN FEES AND EXPENSES                                         43,905

AUDIT                                                               22,038

LEGAL                                                               7,938

MISCELLANEOUS                                                       47,677

 TOTAL EXPENSES BEFORE REDUCTIONS                                   1,221,318

 EXPENSE REDUCTIONS                                                 (894          1,220,424
                                                                   )

NET INVESTMENT INCOME                                                             1,999,135

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              8,707,635

 FOREIGN CURRENCY TRANSACTIONS                                      (573          8,707,062
                                                                   )

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              33,248,011

 ASSETS AND LIABILITIES IN                                          (145          33,247,866
 FOREIGN CURRENCIES                                                )

NET GAIN (LOSS)                                                                   41,954,928

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 43,954,063

OTHER INFORMATION                                                                $ 894
 EXPENSE REDUCTIONS
 CUSTODIAN CREDITS


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     DECEMBER 31, 1996
                                    DECEMBER 31,   (COMMENCEMENT
                                    1997           OF OPERATIONS)

OPERATIONS          $ 1,999,135     $ 153
NET
INVESTMENT
INCOME

 NET REALIZED        8,707,062       -
GAIN (LOSS)

 CHANGE IN NET       33,247,866      (10,332)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        43,954,063      (10,179)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (1,998,716)     -
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (6,771,091)     -
REALIZED GAIN

 TOTAL               (8,769,807)     -
DISTRIBUTIONS

SHARE                309,123,809     1,000,010
TRANSACTIONS
- NET
INCREASE
(DECREASE)

  TOTAL              344,308,065     989,831
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        989,831         -
PERIOD

 END OF PERIOD      $ 345,297,896   $ 989,831
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$0 AND
$153,
RESPECTIVELY
)


OTHER INFORMATION:

      YEAR ENDED DECEMBER 31, 1997             DECEMBER 31, 1996
                                               (COMMENCEMENT OF OPERATIONS)

      SHARES                         DOLLARS   SHARES                         DOLLARS


SHARE TRANSACTIONS       29,294,015    $ 329,532,628    100,001   $ 1,000,010
INITIAL CLASS
 SOLD

  REINVESTED             718,814        8,769,531       -          -

  REDEEMED               (2,563,665)    (29,188,626)    -          -

  NET INCREASE           27,449,164    $ 309,113,533    100,001   $ 1,000,010
(DECREASE)

 SERVICE CLASS A         810           $ 10,000         -         $ -
 SOLD

  REINVESTED             22             276             -          -

  REDEEMED               -              -               -          -

  NET INCREASE           832           $ 10,276         -         $ -
(DECREASE)

DISTRIBUTIONS                          $ 1,998,653                $ -
INITIAL CLASS - NET
INVESTMENT INCOME

 INITIAL CLASS - NET                    6,770,878                  -
REALIZED GAIN

 TOTAL                                 $ 8,769,531                $ -

 SERVICE CLASS - NET                   $ 63                       $ -
INVESTMENT INCOME

 SERVICE CLASS - NET                    213                        -
REALIZED GAIN

 TOTAL                                 $ 276                      $ -

                                       $ 8,769,807                $ -


1. SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS
                          YEARS ENDED     DECEMBER 31, 1996
                          DECEMBER 31,    (COMMENCEMENT
                          1997            OF OPERATIONS)

SELECTED PER-SHARE DATA

NET ASSET VALUE,           $ 9.90      $ 10.00
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT             .13 D       .00
INCOME

 NET REALIZED AND           2.84        (.10)
UNREALIZED GAIN (LOSS)


 TOTAL FROM                 2.97        (.10)
INVESTMENT
OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT        (.08)       -
INCOME

 FROM NET REALIZED          (.26)       -
GAIN

 TOTAL DISTRIBUTIONS        (.34)       -

NET ASSET VALUE, END OF    $ 12.53     $ 9.90
PERIOD

TOTAL RETURN B, C           30.09%      (1.00)%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END OF         $ 345,287   $ 990
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO        .70%        1.00% A,
AVERAGE NET ASSETS                     F

RATIO OF NET INVESTMENT     1.14%       3.89% A
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE     81%         0% A

AVERAGE COMMISSION         $ .0322     $ .0120
RATE G

FINANCIAL HIGHLIGHTS - SERVICE CLASS
                          YEAR ENDED
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1997 E

NET ASSET VALUE,           $ 12.35
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT             .03 D
INCOME

 NET REALIZED AND           .49
UNREALIZED GAIN (LOSS)


 TOTAL FROM                 .52
INVESTMENT
OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT        (.08)
INCOME

 FROM NET REALIZED          (.26)
GAIN

 TOTAL DISTRIBUTIONS        (.34)

NET ASSET VALUE, END OF    $ 12.53
PERIOD

TOTAL RETURN B              4.29%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END OF         $ 10
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO        .80%
AVERAGE NET ASSETS         A

RATIO OF NET INVESTMENT     1.24%
INCOME TO AVERAGE          A
NET ASSETS

PORTFOLIO TURNOVER          81%

AVERAGE COMMISSION         $ .0322
RATE G

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED AND DO
NOT REFLECT CHARGES ATTRIBUTABLE TO
YOUR INSURANCE COMPANY'S SEPARATE
ACCOUNT. INCLUSION OF THESE CHARGES
WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SERVICE
CLASS SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION
OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED.  THIS
AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                    PAST 1   PAST 5   LIFE OF
DECEMBER 31, 1997                YEAR     YEARS    FUND

VIP II: INDEX 500                32.83%   19.91%   19.87%

S&P 500 (REGISTERED TRADEMARK)   33.36%   20.27%   20.23%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has a
history of long-term growth and short-term volatility. In
turn, the share price and return of a fund that invests in
stocks will vary. That means if you sell your shares
during a market downturn, you might lose money. But
if you can ride out the market's ups and downs, you
may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.
If Fidelity had not reimbursed certain fund expenses, the total return figures would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980109 105649 S00000000000001
             VIP Equity-Income           S&P 500
             00150                       SP001
  1987/12/31      10000.00                    10000.00
  1988/01/31      10711.25                    10421.00
  1988/02/29      11242.04                    10906.62
  1988/03/31      11046.33                    10569.60
  1988/04/30      11229.18                    10686.93
  1988/05/31      11379.76                    10779.90
  1988/06/30      12027.19                    11274.70
  1988/07/31      12005.40                    11231.86
  1988/08/31      11798.41                    10849.97
  1988/09/30      12148.99                    11312.18
  1988/10/31      12358.65                    11626.66
  1988/11/30      12160.03                    11460.40
  1988/12/31      12271.04                    11660.96
  1989/01/31      13028.92                    12514.54
  1989/02/28      12962.05                    12202.93
  1989/03/31      13242.80                    12487.26
  1989/04/30      13753.89                    13135.34
  1989/05/31      14162.76                    13667.32
  1989/06/30      14172.46                    13589.42
  1989/07/31      14998.71                    14816.55
  1989/08/31      15239.70                    15106.95
  1989/09/30      15068.37                    15045.01
  1989/10/31      14199.04                    14695.97
  1989/11/30      14280.18                    14995.77
  1989/12/31      14399.35                    15355.66
  1990/01/31      13426.89                    14325.30
  1990/02/28      13506.46                    14510.09
  1990/03/31      13528.73                    14894.61
  1990/04/30      13059.67                    14522.25
  1990/05/31      13923.73                    15938.17
  1990/06/30      13785.10                    15829.79
  1990/07/31      13447.96                    15779.13
  1990/08/31      12374.12                    14352.70
  1990/09/30      11414.24                    13653.72
  1990/10/31      11123.19                    13595.01
  1990/11/30      11920.41                    14473.25
  1990/12/31      12197.78                    14877.05
  1991/01/31      12851.91                    15525.69
  1991/02/28      13736.93                    16635.78
  1991/03/31      14021.89                    17038.36
  1991/04/30      14087.41                    17079.26
  1991/05/31      14860.58                    17817.08
  1991/06/30      14252.95                    17001.06
  1991/07/31      15060.97                    17793.31
  1991/08/31      15378.88                    18215.01
  1991/09/30      15273.33                    17910.82
  1991/10/31      15527.66                    18150.82
  1991/11/30      14858.37                    17419.34
  1991/12/31      16032.57                    19412.12
  1992/01/31      16249.04                    19051.05
  1992/02/29      16776.70                    19298.72
  1992/03/31      16571.12                    18922.39
  1992/04/30      17090.25                    19478.71
  1992/05/31      17226.86                    19574.15
  1992/06/30      17076.04                    19282.50
  1992/07/31      17599.34                    20071.15
  1992/08/31      17213.75                    19659.70
  1992/09/30      17392.44                    19891.68
  1992/10/31      17600.65                    19961.30
  1992/11/30      18239.16                    20641.98
  1992/12/31      18740.01                    20895.88
  1993/01/31      19299.42                    21071.40
  1993/02/28      19732.95                    21357.97
  1993/03/31      20321.01                    21808.63
  1993/04/30      20236.52                    21280.86
  1993/05/31      20602.66                    21851.19
  1993/06/30      20845.00                    21914.55
  1993/07/31      21128.60                    21826.90
  1993/08/31      21936.88                    22654.14
  1993/09/30      21853.01                    22479.70
  1993/10/31      22052.84                    22945.03
  1993/11/30      21667.45                    22727.05
  1993/12/31      22168.29                    23002.05
  1994/01/31      23144.61                    23784.12
  1994/02/28      22548.60                    23139.57
  1994/03/31      21605.28                    22130.68
  1994/04/30      22349.77                    22413.96
  1994/05/31      22562.48                    22781.54
  1994/06/30      22423.09                    22223.40
  1994/07/31      23172.05                    22952.32
  1994/08/31      24364.28                    23893.37
  1994/09/30      23965.13                    23307.98
  1994/10/31      24457.04                    23832.41
  1994/11/30      23657.69                    22964.43
  1994/12/31      23734.64                    23305.00
  1995/01/31      24105.73                    23909.30
  1995/02/28      25024.90                    24841.04
  1995/03/31      25889.00                    25574.10
  1995/04/30      26609.04                    26327.26
  1995/05/31      27410.91                    27379.56
  1995/06/30      27804.74                    28015.58
  1995/07/31      28874.79                    28944.58
  1995/08/31      29236.96                    29017.23
  1995/09/30      30207.60                    30241.76
  1995/10/31      29860.01                    30133.80
  1995/11/30      31151.07                    31456.67
  1995/12/31      32063.70                    32062.53
  1996/01/31      32995.49                    33153.93
  1996/02/29      33106.32                    33461.27
  1996/03/31      33454.81                    33783.50
  1996/04/30      33890.42                    34281.47
  1996/05/31      34256.33                    35165.59
  1996/06/30      33942.69                    35299.57
  1996/07/31      32287.38                    33740.04
  1996/08/31      32949.50                    34451.61
  1996/09/30      34360.88                    36390.55
  1996/10/31      34918.46                    37394.20
  1996/11/30      37253.33                    40220.83
  1996/12/31      36643.47                    39424.06
  1997/01/31      38072.27                    41887.27
  1997/02/28      38494.04                    42215.67
  1997/03/31      37063.32                    40481.03
  1997/04/30      38378.03                    42897.74
  1997/05/31      40756.12                    45509.36
  1997/06/30      42650.85                    47548.18
  1997/07/31      45763.63                    51331.58
  1997/08/31      43617.55                    48455.99
  1997/09/30      46014.97                    51109.92
  1997/10/31      44332.91                    49402.85
  1997/11/30      45956.97                    51689.71
  1997/12/31      46943.01                    52577.22
IMATRL PRASUN   SHR__CHT 19971231 19980109 105651 R00000000000123
Let's say hypothetically that $10,000 was invested in Index 500 Portfolio on August 27, 1992, when the fund started. As the chart shows, by December 31, 1997, the value of the investment would have grown to $26,359 - a 163.59% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $26,788 - a 167.88% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF DECEMBER 31, 1997
                                        % OF FUND'S
                                        INVESTMENTS

GENERAL ELECTRIC CO.                    2.9

COCA-COLA CO. (THE)                     2.0

MICROSOFT CORP.                         1.9

EXXON CORP.                             1.8

MERCK & CO., INC.                       1.6

ROYAL DUTCH PETROLEUM CO.               1.4

INTEL CORP.                             1.4

PHILIP MORRIS COMPANIES, INC.           1.4

PROCTER & GAMBLE CO.                    1.3

INTERNATIONAL BUSINESS MACHINES CORP.   1.3

TOP TEN MARKET SECTORS AS OF DECEMBER 31, 1997
                                   % OF FUND'S
                                   INVESTMENTS

FINANCE                            15.9

TECHNOLOGY                         12.4

HEALTH                             10.5

NONDURABLES                        10.2

UTILITIES                          9.4

ENERGY                             7.9

INDUSTRIAL MACHINERY & EQUIPMENT   5.3

BASIC INDUSTRIES                   4.5

RETAIL & WHOLESALE                 4.4

MEDIA & LEISURE                    4.2

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Frank Salerno became Portfolio Manager of Index 500 Portfolio in December when Bankers Trust was appointed sub-adviser of the fund.
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, FRANK?
A. For the 12 months that ended December 31, 1997, the fund performed in line with the 33.36% return of the Standard & Poor's 500 Index. Of course, the fund's return is slightly lower than the index due to management expenses.
Q. WHAT WAS THE MARKET LIKE DURING 1997?
A. The stock market took investors on quite a roller coaster ride in 1997. The economy grew rapidly in the first quarter and the stock market chugged along with it. As a matter of fact, first-quarter real gross domestic product - meaning GDP adjusted for inflation - grew at a rate of 4.9%. However, investors in the stock market became wary that a rise in inflation would cause a subsequent hike in interest rates, causing the market to drop in March and April. At the end of March, the Federal Reserve Board did in fact raise the federal funds rate - the rate banks charge each other for overnight loans - by 0.25 percentage points to 5.50%. However, economic indicators showed the economy cooling off a bit in the second quarter, causing the market to rally all the way through July. Large-capitalization stocks were the main drivers of the upswing during the first half of the year. From August through October, though, momentum veered away from large-cap stocks as investors started buying mid- and small-cap stocks that hadn't yet reached peak valuations relative to their earnings growth.
Q. WHAT HAPPENED TO THE MARKET AT THE END OF THE YEAR?
A. The market began losing steam at the beginning of October after Fed Chairman Alan Greenspan said that economic growth was on an "unsustainable track." Greenspan pointed to the low jobless rate, saying it could lead to wage increases and inflationary pressures. On top of that sentiment, Southeast Asian economies began a freefall after several countries in the region experienced currency difficulties. On October 27, a steep drop in the Hong Kong market triggered a 554-point drop in the Dow Jones Industrial Average - the biggest daily point drop in the Dow's history. The market rebounded 337 points the next day, reflecting investor sentiment that the U.S. economy was still strong despite the troubles in Southeast Asia. However, continued turmoil in Asia kept the Fed at bay and reined in the explosive growth that we saw in the stock market earlier in the year.
Q. FINANCE WAS THE LARGEST SECTOR IN THE INDEX AT THE END OF THE PERIOD. HOW DID THESE STOCKS PERFORM?
A. Most banks and brokerage stocks performed well during the period as a result of low interest rates, additional fee-based revenues, increased merger and acquisition activity and robust capital markets. However, most finance stocks, especially those with sizeable exposures to international markets, fell with the rest of the market at the end of October.
Q. TECHNOLOGY HAS BEEN A STRONG DRIVER OF THE MARKET'S RETURNS OVER THE PAST FEW YEARS. HOW DID THAT SECTOR FARE?
A. Personal computer manufacturers such as Compaq and Hewlett-Packard enjoyed the strongest growth as falling PC prices helped spur demand in both the consumer and commercial markets. Semiconductor manufacturers reported solid growth through much of the period, but were hurt in the fourth quarter after Intel reported disappointing third-quarter earnings. After a strong start, technology stocks suffered a blow toward the end of the period because much of their business is tied to Southeast Asia.
Q. WERE THERE ANY SECTORS OF THE MARKET THAT PROVED TO BE
DISAPPOINTING?
A. Large-cap health care stocks suffered a large correction during the market drop in late March and early April, specifically because many of them were considered to be highly overvalued. In the third quarter, nondurables staggered, particularly after Gillette and Coca-Cola warned of disappointing earnings. Shares of large multinational companies suffered the most at the end of the year because the dollar strengthened versus major currencies, causing analysts to become concerned about the future profits of firms that operate globally.
Q. WHAT'S YOUR OUTLOOK?
A. I expect volatility to continue in the market for a while. I think the turmoil in many Asian countries will continue to spill over into U.S. markets. That uncertainty should give the Fed enough reasons not to raise interest rates in the next several months. Overall, the U.S. economy continues to grow at a moderate rate, which bodes well for long-term gains in the market.



FUND FACTS
GOAL: seeks a high total return through a
combination of current income and capital
appreciation
START DATE: December 31, 1996
SIZE: as of December 31, 1997, more than $345
million
MANAGER: Beth Terrana, since inception; joined
Fidelity in 1983
3
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.4%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.0%
AEROSPACE & DEFENSE - 1.6%
AlliedSignal, Inc.   148,500 $ 5,782,155
Boeing Co.   251,868  12,325,790
Lockheed Martin Corp.   50,493  4,973,561
Rockwell International Corp.   57,500  3,004,375
Textron, Inc.   39,400  2,462,500
United Technologies Corp.   62,200  4,528,938
  33,077,319
DEFENSE ELECTRONICS - 0.3%
Northrop Grumman Corp.   17,600  2,024,000
Raytheon Company:
 Class A  11,751  579,471
 Class B  73,400  3,706,700
  6,310,171
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   14,900  1,287,919
TOTAL AEROSPACE & DEFENSE   40,675,409
BASIC INDUSTRIES - 4.5%
CHEMICALS & PLASTICS - 2.4%
Air Products & Chemicals, Inc.   33,200  2,730,700
Avery Dennison Corp.   24,700  1,105,325
Dow Chemical Co.   60,000  6,090,000
du Pont (E.I.) de Nemours & Co.   287,400  17,261,963
Eastman Chemical Co.   18,675  1,112,330
Engelhard Corp.   34,600  601,175
FMC Corp. (a)  9,000  605,813
Goodrich (B.F.) Co.   13,000  538,688
Great Lakes Chemical Corp.   14,400  646,200
Hercules, Inc.   24,000  1,201,500
Monsanto Co.   147,400  6,190,800
Morton International, Inc.   33,600  1,155,000
Nalco Chemical Co.   15,900  629,044
PPG Industries, Inc.   43,100  2,462,088
Praxair, Inc.   44,000  1,980,000
Raychem Corp.   21,000  904,313
Rohm & Haas Co.   14,800  1,417,100
Union Carbide Corp.   35,000  1,502,813
W.R. Grace & Co.   17,300  1,391,569
  49,526,421
IRON & STEEL - 0.2%
Aeroquip Vickers, Inc.   6,600  323,813
Allegheny Teledyne, Inc.   42,184  1,091,511
Armco, Inc. (a)  25,700  126,894
Bethlehem Steel Corp. (a)  26,800  231,150
Inland Steel Industries, Inc.   11,800  202,075
Nucor Corp.   21,100  1,019,394
USX-U.S. Steel Group  26,400  825,000
Worthington Industries, Inc.   23,050  380,325
  4,200,162
METALS & MINING - 0.4%
Alcan Aluminium Ltd.   54,457  1,500,896
Aluminum Co. of America  47,100  3,314,663
ASARCO, Inc.   10,200  228,863
Cyprus Amax Minerals Co.   22,450  345,169
Freeport-McMoRan Copper &
 Gold, Inc. Class B  48,100  757,575
Inco Ltd.   39,936  678,846
Phelps Dodge Corp.   14,900  927,525
Reynolds Metals Co.   17,500  1,050,000
  8,803,537

 SHARES VALUE (NOTE 1)
PACKAGING & CONTAINERS - 0.3%
Ball Corp.   7,330 $ 258,841
Bemis Co., Inc.   12,600  555,188
Corning, Inc.   62,100  2,305,463
Crown Cork & Seal Co., Inc.   35,700  1,789,463
Owens-Illinois, Inc. (a)  33,100  1,255,731
Tupperware Corp.   14,700  409,763
  6,574,449
PAPER & FOREST PRODUCTS - 1.2%
Boise Cascade Corp.   11,700  353,925
Champion International Corp.   23,000  1,042,188
Fort James Corp.   52,200  1,996,650
Georgia-Pacific Corp.   25,400  1,543,050
Georgia-Pacific Corp. (Timber Group) (a)  25,400  576,263
International Paper Co.   79,700  3,437,063
Kimberly-Clark Corp.   144,032  7,102,578
Louisiana-Pacific Corp.   26,100  495,900
Mead Corp.   25,200  705,600
Potlatch Corp.   7,000  301,000
Stone Container Corp.   23,700  247,369
Temple-Inland, Inc.   13,200  690,525
Union Camp Corp.   21,200  1,138,175
Westvaco Corp.   24,350  765,503
Weyerhaeuser Co.   47,400  2,325,563
Willamette Industries, Inc.   26,400  849,750
  23,571,102
TOTAL BASIC INDUSTRIES   92,675,671
CONSTRUCTION & REAL ESTATE - 0.3%
BUILDING MATERIALS - 0.2%
Armstrong World Industries, Inc.   9,700  725,075
Crane Co.   10,900  472,788
Masco Corp.   45,900  2,335,163
Owens-Corning  12,700  433,388
Sherwin-Williams Co.   41,200  1,143,300
  5,109,714
CONSTRUCTION - 0.0%
Centex Corp.   7,000  440,563
Fleetwood Enterprises, Inc.   8,600  364,963
Kaufman & Broad Home Corp.   9,300  208,669
Pulte Corp.   5,100  213,244
  1,227,439
ENGINEERING - 0.1%
EG & G, Inc.   11,100  231,019
Fluor Corp.   23,300  870,838
Foster Wheeler Corp.   9,800  265,213
  1,367,070
TOTAL CONSTRUCTION & REAL ESTATE   7,704,223
DURABLES - 3.2%
AUTOS, TIRES, & ACCESSORIES - 2.3%
AutoZone, Inc. (a)  36,050  1,045,450
Chrysler Corp.   174,600  6,143,738
Cooper Tire & Rubber Co.   18,900  460,688
Cummins Engine Co., Inc.   9,100  537,469
Dana Corp.   24,800  1,178,000
Eaton Corp.   21,700  1,936,725
Echlin, Inc.   15,000  542,813
Ford Motor Co.   285,000  13,875,938
General Motors Corp.   184,278  11,171,854
Genuine Parts Co.   43,050  1,461,009
Goodyear Tire & Rubber Co.   40,000  2,545,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
ITT Industries, Inc.   28,300 $ 887,913
Johnson Controls, Inc.   20,000  955,000
NACCO Industries, Inc. Class A  1,900  203,656
Navistar International Corp. (a)  17,670  438,437
PACCAR, Inc.   18,690  981,225
Pep Boys-Manny, Moe & Jack  14,500  346,188
Snap-On Tools Corp.   14,500  632,563
TRW, Inc.   30,000  1,601,250
  46,944,916
CONSUMER DURABLES - 0.4%
Minnesota Mining & Manufacturing Co.   106,600  8,747,863
CONSUMER ELECTRONICS - 0.2%
Black & Decker Corp.   22,700  886,719
Maytag Co.   23,300  869,381
Newell Co.   38,000  1,615,000
Whirlpool Corp.   20,100  1,105,500
  4,476,600
TEXTILES & APPAREL - 0.3%
Fruit of the Loom, Inc. Class A (a)  18,200  466,375
Liz Claiborne, Inc.   17,000  710,813
NIKE, Inc. Class B  69,100  2,712,175
Reebok International Ltd. (a)  11,600  334,225
Russell Corp.   8,800  233,750
Springs Industries, Inc. Class A  4,900  254,800
VF Corp.   30,800  1,414,875
  6,127,013
TOTAL DURABLES   66,296,392
ENERGY - 7.9%
ENERGY SERVICES - 1.0%
Baker Hughes, Inc.   47,100  2,054,738
Dresser Industries, Inc.   49,500  2,075,906
Halliburton Co.   67,100  3,485,006
Helmerich & Payne, Inc.   11,800  400,463
McDermott International, Inc.   13,200  483,450
Rowan Companies, Inc. (a)  20,600  628,300
Schlumberger Ltd.   123,900  9,973,950
Western Atlas, Inc.   12,800  947,200
  20,049,013
OIL & GAS - 6.9%
Amerada Hess Corp.   22,300  1,223,713
Amoco Corp.   127,100  10,819,388
Anadarko Petroleum Corp.   14,200  861,763
Apache Corp.   21,700  760,856
Ashland, Inc.   17,700  950,269
Atlantic Richfield Co.   84,700  6,786,588
Burlington Resources, Inc.   41,257  1,848,829
Chevron Corp.   166,000  12,782,000
Coastal Corp. (The)  25,400  1,573,213
Exxon Corp.   624,600  38,217,713
Kerr-McGee Corp.   11,400  721,763
Mobil Corp.   196,300  14,170,406
Occidental Petroleum Corp.   93,000  2,726,063
Oryx Energy Co. (a)  25,300  645,150
Pennzoil Co.   14,900  995,506
Phillips Petroleum Co.   66,300  3,223,838
Royal Dutch Petroleum Co.   542,800  29,412,975
Sun Co., Inc.   21,600  908,550
Texaco, Inc.   144,500  7,857,188

 SHARES VALUE (NOTE 1)
USX-Marathon Group   78,400 $ 2,646,000
Union Pacific Resources Group, Inc.   60,712  1,472,266
Unocal Corp.   68,850  2,672,241
  143,276,278
TOTAL ENERGY   163,325,291
FINANCE - 15.9%
BANKS - 7.4%
BB&T Corp.   31,300  2,005,156
Banc One Corp.   153,826  8,354,675
Bank of New York Co., Inc.   100,100  5,787,031
BankBoston Corp.   39,491  3,709,686
BankAmerica Corp.   174,100  12,709,300
Bankers Trust New York Corp.   23,300  2,619,794
Barnett Banks, Inc.   51,700  3,715,938
Chase Manhattan Corp.   105,173  11,516,444
Citicorp  115,062  14,548,152
Comerica, Inc.   25,300  2,283,325
CoreStates Financial Corp.   53,100  4,251,319
Fifth Third Bancorp  37,950  3,102,413
First Union Corp.   165,231  8,468,089
Huntington Bancshares, Inc.   43,990  1,583,640
KeyCorp.   55,607  3,937,671
Mellon Bank Corp.   68,400  4,146,750
Morgan (J.P.) & Co., Inc.   47,500  5,361,563
National City Corp.   58,421  3,841,181
NationsBank Corp.   177,546  10,797,016
Norwest Corp.   198,800  7,678,650
PNC Financial Corp.   77,000  4,393,813
Providian Financial Corp.   22,400  1,012,200
Republic New York Corp.   13,100  1,495,856
State Street Corp.   38,800  2,257,675
SunTrust Banks, Inc.   52,900  3,775,738
Synovus Financial Corp.   42,000  1,375,500
U.S. Bancorp   64,917  7,266,647
Wachovia Corp.   48,900  3,967,013
Wells Fargo & Co.   22,400  7,603,400
  153,565,635
CREDIT & OTHER FINANCE - 1.6%
American Express Co.   116,479  10,395,751
Beneficial Corp.   12,800  1,064,000
Countrywide Credit Industries,Inc.   25,100  1,076,163
First Chicago NBD Corp.   77,059  6,434,427
Fleet Financial Group, Inc.   59,774  4,479,314
Green Tree Financial Corp.   40,000  1,047,500
Household International, Inc.   28,710  3,662,319
MBNA Corp.   132,950  3,631,197
Transamerica Corp.   15,929  1,696,439
  33,487,110
FEDERAL SPONSORED CREDIT - 1.1%
Freddie Mac  182,300  7,645,206
Fannie Mae  266,000  15,178,625
  22,823,831
INSURANCE - 4.6%
Aetna, Inc.   36,200  2,554,363
Allstate Corp.   111,821  10,161,733
American General Corp.   57,752  3,122,218
American International Group, Inc.   181,362  19,723,118
Aon Corp.   39,950  2,342,069
CIGNA Corp.   20,200  3,495,863
Chubb Corp. (The)  41,800  3,161,125
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Cincinnati Financial Corp.   7,600 $ 1,069,700
Conseco, Inc.   50,900  2,312,769
General Re Corp.   19,300  4,091,600
Hartford Financial Services Group, Inc.   33,200  3,106,275
Jefferson Pilot Corp.   17,000  1,323,875
Lincoln National Corp.   24,800  1,937,500
Loews Corp.   27,600  2,929,050
MBIA, Inc.   20,600  1,376,338
MGIC Investment Corp.   31,300  2,081,450
Marsh & McLennan Companies, Inc.   39,800  2,967,588
Progressive Corp.   17,200  2,061,850
SAFECO Corp.   40,100  1,954,875
St. Paul Companies, Inc. (The)  20,100  1,649,456
SunAmerica, Inc.   47,000  2,009,250
Torchmark Corp.   33,400  1,404,888
Travelers Group, Inc. (The)  288,781  15,558,076
UNUM Corp.   33,500  1,821,563
USF&G Corp.   26,500  584,656
  94,801,248
SAVINGS & LOANS - 0.3%
Ahmanson (H.F.) & Co.   24,000  1,606,500
Golden West Financial Corp.   13,800  1,349,813
Washington Mutual, Inc.   66,075  4,216,411
  7,172,724
SECURITIES INDUSTRY - 0.9%
Merrill Lynch & Co., Inc.   86,500  6,309,094
Morgan Stanley Dean Witter Discover
 and Co.   152,156  8,996,224
Schwab (Charles) Corp.   70,500  2,956,594
  18,261,912
TOTAL FINANCE   330,112,460
HEALTH - 10.5%
DRUGS & PHARMACEUTICALS - 7.0%
Allergan, Inc.   15,600  523,575
ALZA Corp. Class A  20,400  648,975
American Home Products Corp.   168,700  12,905,550
Amgen, Inc.   69,600  3,767,100
Bristol-Myers Squibb Co.   255,700  24,195,613
Lilly (Eli) & Co.   280,392  19,522,293
Merck & Co., Inc.   304,400  32,342,500
Pfizer, Inc.   327,500  24,419,219
Pharmacia & Upjohn, Inc.   128,960  4,723,160
Schering-Plough Corp.   189,600  11,778,900
Sigma Aldrich Corp.   23,900  950,025
Warner-Lambert Co.   71,000  8,804,000
  144,580,910
MEDICAL EQUIPMENT & SUPPLIES - 2.8%
Abbott Laboratories  198,500  13,014,156
Bard (C.R.), Inc.   13,600  425,850
Bausch & Lomb, Inc.   13,200  523,050
Baxter International, Inc.   75,200  3,792,900
Becton, Dickinson & Co.   31,200  1,560,000
Biomet, Inc.   26,700  684,188
Boston Scientific Corp. (a)  52,100  2,390,088
Cardinal Health, Inc.   25,900  1,945,738
Guidant Corp.   39,600  2,465,100
Johnson & Johnson  339,100  22,338,213
Mallinckrodt, Inc.   17,500  665,000

 SHARES VALUE (NOTE 1)
Medtronic, Inc.   122,900 $ 6,429,206
Millipore Corp.   10,500  356,344
Pall Corp.   30,200  624,763
PharMerica, Inc. (a)  12,014  124,645
St. Jude Medical, Inc. (a)  21,950  669,475
U.S. Surgical Corp.   17,600  515,900
  58,524,616
MEDICAL FACILITIES MANAGEMENT - 0.7%
Beverly Enterprises, Inc.   26,400  343,200
Columbia/HCA Healthcare Corp.   160,012  4,740,356
HEALTHSOUTH Corp. (a)  92,700  2,572,425
Humana, Inc. (a)  39,100  811,325
Manor Care, Inc.   15,100  528,500
Tenet Healthcare Corp. (a)  72,300  2,394,938
United HealthCare Corp.   44,700  2,221,031
  13,611,775
TOTAL HEALTH   216,717,301
HOLDING COMPANIES - 0.2%
CINergy Corp.   37,713  1,444,879
Norfolk Southern Corp.   90,300  2,782,369
  4,227,248
INDUSTRIAL MACHINERY & EQUIPMENT - 5.3%
ELECTRICAL EQUIPMENT - 3.5%
Emerson Electric Co.   117,100  6,608,831
General Electric Co.   831,200  60,989,300
General Signal Corp.   12,100  510,469
Grainger (W.W.), Inc.   12,300  1,195,406
Harris Corp.   19,200  880,800
Honeywell, Inc.   35,300  2,418,050
Nextlevel Systems, Inc. (a)  35,000  625,625
Scientific-Atlanta, Inc.   18,500  309,875
  73,538,356
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
Briggs & Stratton Corp.   6,000  291,375
Case Corp.   21,500  1,299,406
Caterpillar, Inc.   98,100  4,763,981
Cincinnati Milacron, Inc.   9,600  249,000
Cooper Industries, Inc.   28,246  1,384,054
Deere & Co.   67,300  3,924,431
Dover Corp.   53,600  1,936,300
Harnischfeger Industries, Inc.   11,900  420,219
Illinois Tool Works, Inc.   59,600  3,583,450
Ingersoll-Rand Co.   45,900  1,858,950
Parker-Hannifin Corp.   31,425  1,441,622
Stanley Works  19,300  910,719
Tenneco, Inc.   41,100  1,623,450
Timken Co.   15,084  518,513
Tyco International Ltd.   131,900  5,943,744
  30,149,214
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   50,800  1,879,600
Safety Kleen Corp.   20,500  562,469
Waste Management, Inc.   113,900  3,132,250
  5,574,319
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   109,261,889
MEDIA & LEISURE - 4.2%
BROADCASTING - 1.0%
CBS Corp.   176,550  5,197,191
Clear Channel Communications, Inc. (a)  21,400  1,699,963
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Comcast Corp. Class A special  83,950 $ 2,649,672
Tele-Communications, Inc.
 (TCI Group), Series A  122,500  3,422,344
Time Warner, Inc.   134,020  8,309,240
  21,278,410
ENTERTAINMENT - 1.0%
Disney (Walt) Co.   171,000  16,939,688
King World Productions, Inc.   8,900  513,975
Viacom, Inc. Class B (non-vtg.) (a)  84,500  3,501,469
  20,955,132
LEISURE DURABLES & TOYS - 0.2%
Brunswick Corp.   23,800  721,438
Hasbro, Inc.   30,750  968,625
Mattel, Inc.   78,076  2,908,331
  4,598,394
LODGING & GAMING - 0.4%
Harrah's Entertainment, Inc. (a)  24,700  466,213
Hilton Hotels Corp.   68,300  2,031,925
ITT Corp. (a)  28,100  2,328,788
Marriott International, Inc.   30,400  2,105,200
Mirage Resorts, Inc. (a)  42,400  964,600
  7,896,726
PUBLISHING - 1.1%
American Greetings Corp. Class A  17,900  700,338
Cognizant Corp.   40,200  1,791,413
Dow Jones & Co., Inc.   23,000  1,234,813
Dun & Bradstreet Corp.   40,900  1,265,344
Gannett Co., Inc.   68,000  4,203,250
Harcourt General, Inc.   17,000  930,750
Knight-Ridder, Inc.   21,900  1,138,800
McGraw-Hill, Inc.   23,900  1,768,600
Meredith Corp.   12,900  460,369
New York Times Co. (The) Class A  23,000  1,520,875
Times Mirror Co. Class A  23,000  1,414,500
Tribune Co.   29,300  1,823,925
US WEST Media Group (a)  149,500  4,316,813
  22,569,790
RESTAURANTS - 0.5%
Darden Restaurants, Inc.   36,700  458,750
McDonald's Corp.   177,000  8,451,750
Tricon Global Restaurants, Inc.   42,710  1,241,259
Wendy's International, Inc.   31,500  757,969
  10,909,728
TOTAL MEDIA & LEISURE   88,208,180
NONDURABLES - 10.2%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   18,300  1,962,675
BEVERAGES - 3.2%
Anheuser-Busch Companies, Inc.   122,000  5,368,000
Brown-Forman Corp. Class B  16,600  917,150
Coca-Cola Co. (The)  634,500  42,273,563
Coors (Adolph) Co. Class B  8,900  295,925
PepsiCo, Inc.   382,900  13,951,919
Seagram Co. Ltd.   88,900  2,876,167
Whitman Corp.   24,400  635,925
  66,318,649

 SHARES VALUE (NOTE 1)
FOODS - 2.3%
Archer-Daniels-Midland Co.   134,081 $ 2,907,882
CPC International, Inc.   34,400  3,706,600
Campbell Soup Co.   113,400  6,591,375
ConAgra, Inc.   114,200  3,747,188
General Mills, Inc.   43,800  3,137,175
Heinz (H.J.) Co.   96,650  4,911,028
Hershey Foods Corp.   34,600  2,143,038
Kellogg Co.   99,600  4,942,650
Quaker Oats Co.   32,600  1,719,650
Ralston Purina Co.   25,400  2,360,613
Sara Lee Corp.   118,700  6,684,294
Sysco Corp.   41,700  1,899,956
Wrigley (Wm.) Jr. Co.   27,900  2,219,794  46,971,243
HOUSEHOLD PRODUCTS - 3.1%
Alberto Culver Co. Class B  13,500  432,844
Avon Products, Inc.   33,600  2,062,200
Clorox Co.   29,000  2,292,813
Colgate-Palmolive Co.   78,200  5,747,700
Gillette Co.   141,400  14,201,863
International Flavors & Fragrances, Inc.   26,200  1,349,300
Procter & Gamble Co.   339,800  27,120,288
Rubbermaid, Inc.   36,000  900,000
Unilever NV ADR  159,900  9,983,756
  64,090,764
TOBACCO - 1.5%
Fortune Brands, Inc.   41,100  1,523,269
Philip Morris Companies, Inc.   619,200  28,057,500
UST, Inc.   43,900  1,621,556
  31,202,325
TOTAL NONDURABLES   210,545,656
PRECIOUS METALS - 0.2%
Barrick Gold Corp.   89,200  1,662,887
Battle Mountain Gold Co.   55,100  323,713
Echo Bay Mines Ltd.   33,400  84,110
Homestake Mining Co.   35,100  311,513
Newmont Mining Corp.   37,465  1,100,534
Placer Dome, Inc.   57,300  721,486
  4,204,243
RETAIL & WHOLESALE - 4.4%
APPAREL STORES - 0.3%
Charming Shoppes, Inc. (a)  25,200  118,125
Gap, Inc.   106,500  3,774,094
Limited, Inc. (The)  65,019  1,657,985
TJX Companies, Inc.   45,200  1,553,750
  7,103,954
DRUG STORES - 0.4%
CVS Corp.   40,100  2,568,906
Long Drug Stores, Inc.   9,400  301,975
Rite Aid Corp.   34,600  2,030,588
Walgreen Co.   118,000  3,702,250
  8,603,719
GENERAL MERCHANDISE STORES - 2.3%
Costco Companies, Inc. (a)  57,739  2,576,603
Dayton Hudson Corp.   57,800  3,901,500
Dillards, Inc. Class A  27,300  962,325
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Federated Department Stores, Inc. (a)  49,900 $ 2,148,819
K mart Corp. (a)  116,100  1,342,406
May Department Stores Co. (The)  56,700  2,987,381
Mercantile Stores Co., Inc.   8,900  541,788
Nordstrom, Inc.   22,000  1,328,250
Penney (J.C.) Co., Inc.   66,800  4,028,875
Sears, Roebuck & Co.   96,300  4,357,575
Wal-Mart Stores, Inc.   570,300  22,491,206
Woolworth Corp. (a)  32,200  656,075
  47,322,803
GROCERY STORES - 0.5%
Albertson's, Inc.   67,500  3,197,813
American Stores Co.   78,600  1,616,213
Giant Food, Inc. Class A  14,400  485,100
Great Atlantic & Pacific Tea Co., Inc.   9,100  270,156
Kroger Co. (The) (a)  60,900  2,249,494
Supervalu, Inc.   14,300  598,813
Winn-Dixie Stores, Inc.   35,600  1,555,275
  9,972,864
RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%
Circuit City Stores, Inc. -
 Circuit City Group  22,200  789,488
Home Depot, Inc.   187,600  11,044,950
IKON Office Solutions, Inc.   31,800  894,375
Lowe's Companies, Inc.   47,600  2,269,925
Tandy Corp.   29,300  1,129,881
Toys "R" Us, Inc. (a)  68,500  2,153,469
  18,282,088
TOTAL RETAIL & WHOLESALE   91,285,428
SERVICES - 0.8%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   29,550  1,471,959
Omnicom Group, Inc.   17,800  754,275
  2,226,234
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   18,200  596,050
PRINTING - 0.1%
Deluxe Corp.   19,600  676,200
Donnelley (R.R.) & Sons Co.   35,100  1,307,475
Harland (John H.) Co.   7,500  157,500
Moore Corporation Ltd.   21,000  315,834
  2,457,009
SERVICES - 0.6%
Block (H & R), Inc.   25,000  1,120,313
Cendant Corp. (a)  216,072  7,427,475
Ecolab, Inc.   15,600  864,825
Jostens, Inc.   9,200  212,175
National Service Industries, Inc.   10,900  540,231
Service Corp. International  57,400  2,120,213
  12,285,232
TOTAL SERVICES   17,564,525
TECHNOLOGY - 12.4%
COMMUNICATIONS EQUIPMENT - 2.0%
Andrew Corp.   21,912  525,888
Cabletron Systems, Inc. (a)  48,400  726,000
Cisco Systems, Inc. (a)  259,650  14,475,488
DSC Communications Corp. (a)  33,900  813,600

 SHARES VALUE (NOTE 1)
Lucent Technologies, Inc.   161,584 $ 12,906,522
Northern Telecom Ltd.   68,400  6,083,775
Tellabs, Inc. (a)  48,400  2,559,150
3Com Corp. (a)  85,500  2,987,156
  41,077,579
COMPUTER SERVICES & SOFTWARE - 3.4%
Adobe Systems, Inc.   17,200  709,500
Autodesk, Inc.   14,900  551,300
Automatic Data Processing, Inc.   78,700  4,830,213
Ceridian Corp. (a)  19,300  884,181
Computer Associates International, Inc.   137,012  7,244,510
Computer Sciences Corp. (a)  21,900  1,828,650
Equifax, Inc.   36,100  1,279,294
First Data Corp.   114,800  3,357,900
HBO & Co.   53,900  2,587,200
Microsoft Corp. (a)  306,400  39,602,200
Novell, Inc. (a)  83,000  622,500
Oracle Corp. (a)  254,750  5,684,109
Parametric Technology Corp. (a)  35,400  1,677,075
Shared Medical Systems Corp.   5,900  389,400
Siebel Systems, Inc. (a)  57  2,383
  71,250,415
COMPUTERS & OFFICE EQUIPMENT - 4.0%
Apple Computer, Inc. (a)  30,200  396,375
Bay Networks, Inc. (a)  47,700  1,219,331
Compaq Computer Corp.   191,252  10,793,785
Data General Corp. (a)  11,200  195,300
Dell Computer Corp. (a)  83,400  7,005,600
Digital Equipment Corp. (a)  36,700  1,357,900
EMC Corp. (a)  130,300  3,575,106
Hewlett-Packard Co.   269,600  16,850,000
International Business Machines Corp.   249,000  26,036,063
Pitney Bowes, Inc.   38,800  3,489,575
Seagate Technology (a)  58,800  1,131,900
Silicon Graphics, Inc. (a)  42,300  526,106
Sun Microsystems, Inc. (a)  98,400  3,923,700
Unisys Corp. (a)  41,800  579,975
Xerox Corp.   85,700  6,325,731
  83,406,447
ELECTRONIC INSTRUMENTS - 0.3%
Applied Materials, Inc. (a)  91,300  2,750,413
KLA-Tencor Corp. (a)  24,000  927,000
Perkin-Elmer Corp.   13,400  952,238
Tektronix, Inc.   11,850  470,297
Thermo Electron Corp. (a)  35,900  1,597,550
  6,697,498
ELECTRONICS - 2.4%
Advanced Micro Devices, Inc. (a)  33,700  604,494
AMP, Inc.   59,596  2,503,032
Intel Corp.   414,700  29,132,675
LSI Logic Corp. (a)  33,900  669,525
Micron Technology, Inc. (a)  47,400  1,232,400
Motorola, Inc.   150,100  8,565,081
National Semiconductor Corp. (a)  37,700  977,844
Texas Instruments, Inc.   96,900  4,360,500
Thomas & Betts Corp.   13,000  614,250
  48,659,801
PHOTOGRAPHIC EQUIPMENT - 0.3%
Eastman Kodak Co.   84,200  5,120,413
Polaroid Corp.   10,700  520,956
  5,641,369
TOTAL TECHNOLOGY   256,733,109
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.4%
AMR Corp. (a)  21,900 $ 2,814,150
Delta Air Lines, Inc.   20,800  2,475,200
Southwest Airlines Co.   52,200  1,285,425
US Airways Group, Inc. (a)  24,600  1,537,500
  8,112,275
RAILROADS - 0.5%
Burlington Northern Santa Fe Corp.   40,618  3,774,935
CSX Corp.   52,038  2,810,052
Union Pacific Corp.   66,800  4,170,825
  10,755,812
TRUCKING & FREIGHT - 0.1%
Caliber System, Inc.   9,400  457,663
Federal Express Corp. (a)  27,500  1,679,219
Laidlaw, Inc.   78,800  1,074,884
  3,211,766
TOTAL TRANSPORTATION   22,079,853
UTILITIES - 9.4%
CELLULAR - 0.3%
AirTouch Communications, Inc. (a)  132,900  5,523,656
ELECTRIC UTILITY - 2.4%
American Electric Power Co., Inc.   45,100  2,328,288
Baltimore Gas & Electric Co.   35,300  1,202,406
Carolina Power & Light Co.   36,100  1,531,994
Central & South West Corp.   50,900  1,377,481
Consolidated Edison Co. of
 New York, Inc.   56,200  2,304,200
DTE Energy Co.   34,700  1,203,656
Dominion Resources, Inc.   44,100  1,877,006
Duke Energy Corp.   97,007  5,371,763
Edison International  98,300  2,672,531
Entergy Corp.   72,500  2,170,469
FPL Group, Inc.   48,400  2,864,675
FirstEnergy Corp.   68,500  1,986,500
GPU, Inc.   28,900  1,217,413
Houston Industries, Inc.   66,522  1,775,306
Niagara Mohawk Power Corp. (a)  32,700  343,350
Northern States Power Co.   16,600  966,950
PECO Energy Co.   53,400  1,294,950
PG&E Corp.   105,100  3,198,981
PP&L Resources, Inc.   39,400  943,138
PacifiCorp.   70,900  1,936,456
Public Service Enterprise Group, Inc.   55,600  1,761,825
Southern Co.   163,200  4,222,800
Texas Utilities Co.   67,400  2,801,313
Unicom Corp.   62,900  1,934,175
Union Electric Co.   24,400  1,055,300
  50,342,926
GAS - 0.6%
Columbia Gas System, Inc. (The)  13,200  1,037,025
Consolidated Natural Gas Co.   22,700  1,373,350
Eastern Enterprises Co.   4,800  216,000
Enron Corp.   80,200  3,333,313
NICOR, Inc.   11,800  497,813
Oneok, Inc.   6,806  274,792
Pacific Enterprises  19,900  748,738
Peoples Energy Corp.   8,300  326,813
Sonat, Inc.   25,800  1,180,350
Williams Companies, Inc.   88,900  2,522,538
  11,510,732

 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - 6.1%
AT&T Corp.   410,800 $ 25,161,500
ALLTEL Corp.   44,600  1,831,388
Ameritech Corp.   136,800  11,012,400
Bell Atlantic Corp.   196,239  17,857,749
BellSouth Corp.   248,200  13,976,763
Frontier Corp.   39,400  948,063
GTE Corp.   249,700  13,046,825
MCI Communications Corp.   171,400  7,338,063
SBC Communications, Inc.   230,124  16,856,583
Sprint Corp.   103,200  6,050,100
U.S. WEST Communications Group  129,400  5,839,175
WorldCom, Inc. (a)  226,100  6,839,525
  126,758,134
TOTAL UTILITIES   194,135,448
TOTAL COMMON STOCKS
 (Cost $1,521,614,700)   1,915,752,326
U.S. TREASURY OBLIGATIONS - 7.6%
  PRINCIPAL
  AMOUNT
U.S. Treasury Bills, yields at dates
 of purchase 5.04% to 5.36%,
 1/8/98 to 6/11/98 (b)
 (Cost $156,368,058)  $ 159,784,000  156,643,107
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,677,982,758)  $ 2,072,395,433
FUTURES CONTRACTS
  EXPIRATION UNDERLYING FACE UNREALIZED
PURCHASED  DATE AMOUNT AT VALUE GAIN/(LOSS)
680 S&P 500 Contracts Mar. 1998 $ 166,447,000 $ 1,058,728
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN
SECURITIES - 8.0%
LEGEND
(a) Non-income producing
(b) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,858,750.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $954,085,949 and $118,869,136, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,130,596,745 and $1,066,249,230, respectively. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $399 for the period (see Note 4 of Notes to Financial Statements).
At period end, the value of the securities loaned and the value of collateral amounted to $698,132 and $704,695, respectively.
INCOME TAX INFORMATION
At December 31, 1997 the aggregate cost of investment securities for income tax purposes was $1,677,983,238. Net unrealized appreciation aggregated $394,412,195 of which $432,802,967 related to appreciated investment securities and $38,390,772 related to depreciated investment securities.
The fund hereby designates approximately $32,767,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                 $
2,072,395,433
(COST $1,677,982,758) -

SEE ACCOMPANYING SCHEDULE


CASH
7,293,372

RECEIVABLE FOR FUND SHARES SOLD
17,181,692

DIVIDENDS RECEIVABLE
2,590,210

OTHER RECEIVABLES                                                                                                   5,765


 TOTAL ASSETS
2,099,466,472

LIABILITIES


PAYABLE FOR FUND SHARES REDEEMED                                                                       $ 860,341


ACCRUED MANAGEMENT AND SUB-ADVISORY FEE                                                                 289,916


PAYABLE FOR DAILY VARIATION ON                                                                          38,425

FUTURES CONTRACTS


OTHER PAYABLES AND                                                                                      236,015

ACCRUED EXPENSES


 TOTAL LIABILITIES
1,424,697

NET ASSETS                                                                                                         $
2,098,041,775

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                    $
1,617,382,888

UNDISTRIBUTED NET INVESTMENT INCOME
25,920,081

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
59,267,491

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
395,471,315
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS, FOR 18,340,322 SHARES OUTSTANDING                                                                      $
2,098,041,775

NET ASSET VALUE, OFFERING PRICE                                                                                     $114.40

AND REDEMPTION PRICE PER SHARE ($2,098,041,775 (DIVIDED BY) 18,340,322 SHARES)



STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                 $ 24,517,806
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $134)                           5,563,528

 TOTAL INCOME                                                                      30,081,334

EXPENSES

MANAGEMENT AND SUB-ADVISORY FEE                                    $ 4,102,533

TRANSFER AGENT FEES                                                 1,031,192

ACCOUNTING FEES AND EXPENSES                                        599,917

NON-INTERESTED TRUSTEES' COMPENSATION                               5,656

CUSTODIAN FEES AND EXPENSES                                         43,222

REGISTRATION FEES                                                   8,223

AUDIT                                                               49,447

LEGAL                                                               7,730

REPORTS TO SHAREHOLDERS                                             98,699

MISCELLANEOUS                                                       33,028

 TOTAL EXPENSES BEFORE REDUCTIONS                                   5,979,647

 EXPENSE REDUCTIONS                                                 (1,827,465     4,152,182
                                                                   )

NET INVESTMENT INCOME                                                              25,929,152

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              37,988,463

 FOREIGN CURRENCY TRANSACTIONS                                      116

 FUTURES CONTRACTS                                                  20,513,427     58,502,006

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              299,640,712

 ASSETS AND LIABILITIES IN                                          (48
 FOREIGN CURRENCIES                                                )

 FUTURES CONTRACTS                                                  1,924,306      301,564,970

NET GAIN (LOSS)                                                                    360,066,976

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 385,996,128

OTHER INFORMATION                                                                 $ 1,799,172
 EXPENSE REDUCTIONS                                                                26,792
  FMR REIMBURSEMENT
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                                1,501

                                                                                  $ 1,827,465


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS          $ 25,929,152      $ 10,838,949
NET
INVESTMENT
INCOME

 NET REALIZED        58,502,006        22,654,377
GAIN (LOSS)

 CHANGE IN NET       301,564,970       68,025,688
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        385,996,128       101,519,014
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (10,847,444       (3,387,922
SHAREHOLDERS        )                 )
FROM NET
INVESTMENT
INCOME

 FROM NET            (22,010,833       (8,711,800
REALIZED GAIN       )                 )

 TOTAL               (32,858,277       (12,099,722
DISTRIBUTIONS       )                 )

SHARE                1,199,221,255     568,794,744
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        32,858,277        12,099,722
OF
DISTRIBUTIONS

 COST OF SHARES      (310,418,293      (92,770,768
REDEEMED            )                 )

 NET INCREASE        921,661,239       488,123,698
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTION
S

  TOTAL              1,274,799,090     577,542,990
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        823,242,685       245,699,695
PERIOD

 END OF PERIOD      $ 2,098,041,775   $ 823,242,685
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$25,920,081
AND
$10,839,163
,
RESPECTIVELY
)

OTHER
INFORMATION
SHARES

 SOLD                11,765,227        6,984,700

 ISSUED IN           357,466           161,200
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (3,026,660        (1,146,896
                    )                 )

 NET INCREASE        9,096,033         5,999,004
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS
                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995   1994   1993


NET ASSET VALUE,           $ 89.05       $ 75.71     $ 56.22     $ 55.74    $ 52.60
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT             1.80 E        1.04        .85         1.14       1.31
INCOME

 NET REALIZED AND           26.67         15.55       19.72       (.56)      3.80
UNREALIZED GAIN (LOSS)


 TOTAL FROM                 28.47         16.59       20.57       .58        5.11
INVESTMENT
OPERATIONS



LESS DISTRIBUTIONS

 FROM NET INVESTMENT        (1.03)        (.91)       (.95)       -          (1.28)
INCOME

 FROM NET REALIZED          (2.09)        (2.34)      (.11)       (.10)      (.60)
GAIN

 IN EXCESS OF NET           -             -           (.02)       -          (.09)
REALIZED GAIN

 TOTAL DISTRIBUTIONS        (3.12)        (3.25)      (1.08)      (.10)      (1.97)

NET ASSET VALUE, END OF    $ 114.40      $ 89.05     $ 75.71     $ 56.22    $ 55.74
PERIOD

TOTAL RETURN A, B           32.83%        22.71%      37.19%      1.04%      9.74%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END OF         $ 2,098,042   $ 823,243   $ 245,700   $ 51,301   $ 25,153
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO        .28% C        .28% C      .28% C      .28% C     .28% C
AVERAGE NET ASSETS

RATIO OF NET INVESTMENT     1.74%         2.26%       2.70%       2.81%      2.65%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE     9%            14%         16%         2%         9%

AVERAGE COMMISSION         $ .0268       $ .0315
RATE D





A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR
INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF
THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. B THE
TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C FMR
AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF
NOTES TO FINANCIAL STATEMENTS). D FOR FISCAL YEARS
BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER. E NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.


VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997                   PAST 1   LIFE OF
                                                  YEAR     FUND

VIP III: GROWTH OPPORTUNITIES - "INITIAL CLASS"   29.95%   26.81%

S&P 500 (REGISTERED TRADEMARK)                    33.36%   31.22%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has a
history of long-term growth and short-term volatility. In
turn, the share price and return of a fund that invests in
stocks will vary. That means if you sell your shares
during a market downturn, you might lose money.
But if you can ride out the market's ups and downs,
you may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980109 111329 S00000000000001
             VIP III Growth Opp          S&P 500
             00617                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31      10060.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10560.00                    10975.77
  1995/04/30      10930.00                    11299.00
  1995/05/31      11440.00                    11750.63
  1995/06/30      11790.00                    12023.59
  1995/07/31      12180.00                    12422.30
  1995/08/31      12260.00                    12453.48
  1995/09/30      12470.00                    12979.01
  1995/10/31      12560.00                    12932.68
  1995/11/30      12920.00                    13500.42
  1995/12/31      13251.81                    13760.44
  1996/01/31      13444.45                    14228.85
  1996/02/29      13434.43                    14360.75
  1996/03/31      13393.72                    14499.04
  1996/04/30      13607.45                    14712.76
  1996/05/31      13912.77                    15092.20
  1996/06/30      14024.73                    15149.70
  1996/07/31      13617.62                    14480.39
  1996/08/31      13699.05                    14785.78
  1996/09/30      14360.59                    15617.92
  1996/10/31      14950.89                    16048.66
  1996/11/30      16080.60                    17261.78
  1996/12/31      15673.50                    16919.83
  1997/01/31      16416.46                    17976.98
  1997/02/28      16573.05                    18117.92
  1997/03/31      15727.48                    17373.45
  1997/04/30      16446.21                    18410.65
  1997/05/31      17513.74                    19531.49
  1997/06/30      18095.06                    20406.50
  1997/07/31      19490.24                    22030.24
  1997/08/31      18750.37                    20796.11
  1997/09/30      19532.52                    21935.11
  1997/10/31      19141.45                    21202.48
  1997/11/30      19817.90                    22183.94
  1997/12/31      20367.51                    22564.84
IMATRL PRASUN   SHR__CHT 19971231 19980109 111332 R00000000000039
Let's say hypothetically that $10,000 was invested in VIP III: Growth Opportunities Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1997, the value of the investment would have grown to $20,368 - a 103.68% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,565 - a 125.65% increase. INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                % OF FUND'S
                                INVESTMENTS

FANNIE MAE                      7.8

PHILIP MORRIS COMPANIES, INC.   6.3

FREDDIE MAC                     3.0

FLEET FINANCIAL GROUP, INC.     2.7

COLUMBIA/HCA HEALTHCARE CORP.   2.6

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                     % OF FUND'S
                     INVESTMENTS

FINANCE              21.8

TECHNOLOGY           9.4

RETAIL & WHOLESALE   7.9

HEALTH               7.5

NONDURABLES          7.5

ASSET ALLOCATION AS OF DECEMBER 31, 1997*
ROW: 1, COL: 1, VALUE: 6.0
ROW: 1, COL: 2, VALUE: 11.0
ROW: 1, COL: 3, VALUE: 82.90000000000001
STOCKS  82.9%
BONDS  11.0%
SHORT-TERM INVESTMENTS 6.1%
FOREIGN INVESTMENTS  7.0%
*
% OF FUND'S
INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997                 PAST 1   LIFE OF
                                                YEAR     FUND

VIP III: GROWTH OPPORTUNITIES - SERVICE CLASS   29.95%   26.81%

S&P 500 (REGISTERED TRADEMARK)                  33.36%   31.22%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has a
history of long-term growth and short-term volatility. In
turn, the share price and return of a fund that invests in
stocks will vary. That means if you sell your shares
during a market downturn, you might lose money.
But if you can ride out the market's ups and downs,
you may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980109 105514 S00000000000001
             VIP Growth                  S&P 500
             00151                       SP001
  1987/12/31      10000.00                    10000.00
  1988/01/31      10216.96                    10421.00
  1988/02/29      11045.36                    10906.62
  1988/03/31      10946.75                    10569.60
  1988/04/30      11084.81                    10686.93
  1988/05/31      10986.19                    10779.90
  1988/06/30      11538.46                    11274.70
  1988/07/31      11479.29                    11231.86
  1988/08/31      11203.16                    10849.97
  1988/09/30      11518.74                    11312.18
  1988/10/31      11548.32                    11626.66
  1988/11/30      11439.84                    11460.40
  1988/12/31      11558.19                    11660.96
  1989/01/31      12386.59                    12514.54
  1989/02/28      12130.18                    12202.93
  1989/03/31      12496.89                    12487.26
  1989/04/30      13157.78                    13135.34
  1989/05/31      13628.42                    13667.32
  1989/06/30      13448.17                    13589.42
  1989/07/31      14649.80                    14816.55
  1989/08/31      14900.14                    15106.95
  1989/09/30      15030.31                    15045.01
  1989/10/31      14609.74                    14695.97
  1989/11/30      14850.07                    14995.77
  1989/12/31      15200.54                    15355.66
  1990/01/31      14319.35                    14325.30
  1990/02/28      14456.13                    14510.09
  1990/03/31      14632.80                    14894.61
  1990/04/30      14206.71                    14522.25
  1990/05/31      15464.21                    15938.17
  1990/06/30      15786.38                    15829.79
  1990/07/31      15536.96                    15779.13
  1990/08/31      13936.50                    14352.70
  1990/09/30      12502.32                    13653.72
  1990/10/31      12055.43                    13595.01
  1990/11/30      13032.34                    14473.25
  1990/12/31      13416.87                    14877.05
  1991/01/31      14310.63                    15525.69
  1991/02/28      15378.27                    16635.78
  1991/03/31      15842.36                    17038.36
  1991/04/30      15694.69                    17079.26
  1991/05/31      16622.87                    17817.08
  1991/06/30      15388.82                    17001.06
  1991/07/31      16854.92                    17793.31
  1991/08/31      17603.79                    18215.01
  1991/09/30      17740.91                    17910.82
  1991/10/31      18289.38                    18150.82
  1991/11/30      17245.18                    17419.34
  1991/12/31      19523.44                    19412.12
  1992/01/31      20715.31                    19051.05
  1992/02/29      21148.67                    19298.72
  1992/03/31      19852.53                    18922.39
  1992/04/30      19074.84                    19478.71
  1992/05/31      18912.83                    19574.15
  1992/06/30      18178.35                    19282.50
  1992/07/31      18880.42                    20071.15
  1992/08/31      18361.97                    19659.70
  1992/09/30      18686.00                    19891.68
  1992/10/31      19409.68                    19961.30
  1992/11/30      20705.82                    20641.98
  1992/12/31      21343.09                    20895.88
  1993/01/31      21764.33                    21071.40
  1993/02/28      21315.66                    21357.97
  1993/03/31      22165.64                    21808.63
  1993/04/30      21933.82                    21280.86
  1993/05/31      23567.55                    21851.19
  1993/06/30      23810.40                    21914.55
  1993/07/31      23744.17                    21826.90
  1993/08/31      24936.34                    22654.14
  1993/09/30      25399.97                    22479.70
  1993/10/31      25642.82                    22945.03
  1993/11/30      24605.18                    22727.05
  1993/12/31      25477.24                    23002.05
  1994/01/31      26117.48                    23784.12
  1994/02/28      25848.10                    23139.57
  1994/03/31      24673.72                    22130.68
  1994/04/30      24826.39                    22413.96
  1994/05/31      24250.94                    22781.54
  1994/06/30      23017.85                    22223.40
  1994/07/31      23816.42                    22952.32
  1994/08/31      25166.96                    23893.37
  1994/09/30      24861.62                    23307.98
  1994/10/31      25871.59                    23832.41
  1994/11/30      24838.13                    22964.43
  1994/12/31      25472.30                    23305.00
  1995/01/31      24990.80                    23909.30
  1995/02/28      26025.74                    24841.04
  1995/03/31      26970.42                    25574.10
  1995/04/30      27879.67                    26327.26
  1995/05/31      28966.04                    27379.56
  1995/06/30      31528.47                    28015.58
  1995/07/31      34645.89                    28944.58
  1995/08/31      35070.99                    29017.23
  1995/09/30      35980.24                    30241.76
  1995/10/31      35614.18                    30133.80
  1995/11/30      35590.56                    31456.67
  1995/12/31      34480.57                    32062.53
  1996/01/31      35023.76                    33153.93
  1996/02/29      36198.02                    33461.27
  1996/03/31      36337.73                    33783.50
  1996/04/30      37760.25                    34281.47
  1996/05/31      38941.45                    35165.59
  1996/06/30      38179.38                    35299.57
  1996/07/31      35258.14                    33740.04
  1996/08/31      36312.33                    34451.61
  1996/09/30      38750.93                    36390.55
  1996/10/31      38662.02                    37394.20
  1996/11/30      40808.50                    40220.83
  1996/12/31      39551.10                    39424.06
  1997/01/31      41824.59                    41887.27
  1997/02/28      40873.81                    42215.67
  1997/03/31      38583.29                    40481.03
  1997/04/30      40439.40                    42897.74
  1997/05/31      43243.30                    45509.36
  1997/06/30      45020.42                    47548.18
  1997/07/31      48403.54                    51331.58
  1997/08/31      46534.27                    48455.99
  1997/09/30      49232.86                    51109.92
  1997/10/31      47376.76                    49402.85
  1997/11/30      48732.63                    51689.71
  1997/12/31      48837.95                    52577.22
IMATRL PRASUN   SHR__CHT 19971231 19980109 105518 R00000000000123
Let's say hypothetically that $10,000 was invested in VIP III: Growth Opportunities Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1997, the value of the investment would have grown to $20,368 - a 103.68% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,565 - a 125.65% increase. INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                % OF FUND'S
                                INVESTMENTS

FANNIE MAE                      7.8

PHILIP MORRIS COMPANIES, INC.   6.3

FREDDIE MAC                     3.0

FLEET FINANCIAL GROUP, INC.     2.7

COLUMBIA/HCA HEALTHCARE CORP.   2.6

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                     % OF FUND'S
                     INVESTMENTS

FINANCE              21.8

TECHNOLOGY           9.4

RETAIL & WHOLESALE   7.9

HEALTH               7.5

NONDURABLES          7.5

ASSET ALLOCATION AS OF DECEMBER 31, 1997*
ROW: 1, COL: 1, VALUE: 6.0
ROW: 1, COL: 2, VALUE: 11.0
ROW: 1, COL: 3, VALUE: 82.90000000000001
STOCKS  82.9%
BONDS  11.0%
SHORT-TERM INVESTMENTS 6.1%
FOREIGN INVESTMENTS  7.0%
*
% OF FUND'S
INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW



An interview with George Vanderheiden, Portfolio Manager of Growth Opportunities Portfolio
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, GEORGE?
A. For the 12 months that ended December 31, 1997, the fund trailed the Standard & Poor's 500 Index return of 33.36%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE?
A. While the fund's bond positions performed well during the last quarter of 1997 when an economic crisis in Southeast Asia helped roil the U.S. stock market, they hurt performance relative to the index during the entire period. Over the past year, the allocations to bonds and cash equivalents reduced the return of the fund by approximately 3%. Holdings in the health sector - most notably Columbia/HCA Healthcare - were also performance detractors.
Q. WHAT CAUSED THE ECONOMIC CRISIS IN SOUTHEAST ASIA AND HOW WAS THE FUND ITSELF AFFECTED?
A. The problems in Southeast Asia resulted from two main catalysts. First, industry overcapacity due to excessive capital investment spurred trouble, as banks made it quite easy to obtain loans. Many sectors of the Asian economies are now awash in defaulted loans, a perilous situation only made worse by looming recession. Second, an ongoing economic battle among the region's nations to gain more control of the export market figured into the equation. Over the past several months, many Asian countries have tried to gain an advantage by devaluing their currencies, a move that further destabilized the region's economies. Against this backdrop, many U.S. investors sought refuge over the past few months among large-cap stocks with more market liquidity, stable revenue growth and modest earnings expectations. These types of companies should be better able to withstand any volatility linked to disruption in Asian economies. In terms of the fund, I had concentrated more on sectors with less exposure to Asia, namely finance and utilities stocks. This repositioning took place well before the actual Asian blow-up, and the fund was minimally affected as a result.
Q. WHY DOES THE FUND OWN BONDS?
A. I originally purchased bonds as a hedge against slowing corporate earnings growth. Although the deceleration in earnings growth has taken longer than I expected, the bond market has performed very well in recent months with low interest rates and concerns over 1998 corporate earnings playing a role. In addition, deflation remains a potential shock to the economy that could disrupt the stock market. In a deflationary environment, the economy begins to slow and earnings fall sharply. In this case, Treasury bonds would be among the best financial assets to own.
Q. WHAT MARKET SECTORS HELPED THE FUND'S PERFORMANCE DURING THE
PERIOD?
A. Investments in the finance, technology and basic industries sectors had the most positive effects on performance. Declining interest rates fueled a strong rise in such financial stocks as Fannie Mae, Freddie Mac and Fleet Financial Group, all top contributors during the period. I began reducing the fund's technology weighting around mid-year, and by the time the Asian financial crisis took hold - affecting many technology-related stocks - the fund's underexposure proved beneficial. During the first three quarters of 1997, accelerating growth in personal computer sales and corporate spending on telecommunications and networking hardware propelled many of the fund's technology positions to strong gains. Compaq Computer was a top contributor during this time period. The company reported strong unit growth, a key to success given the lack of pricing power in the industry. A notable contribution to the fund's performance also came from consumer nondurable giant Philip Morris. Despite the stigma of tobacco litigation, Philip Morris was the second- largest contributor to the fund's performance. This is just the type of company that I think should do well in the current market environment of weak pricing power, nervousness surrounding the Asian financial crisis and the possibility of a deceleration in corporate earnings. Philip Morris has a high dividend, a strong product line and solid earnings growth. Consequently, the stock has outperformed the S&P 500 since the Asian crisis began in late October.
Q. WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET?
A. I've positioned the fund to reflect an environment of anemic pricing power and flat-to-declining corporate earnings. After many years of strong corporate earnings growth, signs are now emerging of a slowdown in many parts of the economy. I have positioned the fund to take advantage of an environment of low inflation and flat corporate earnings by focusing on four areas: (1) innovative companies in the technology, health care and telecommunications sectors that can rely on unit growth rather than price increases to grow earnings; (2) companies in the financial sector that should benefit from falling interest rates; (3) global companies that have strong proprietary advantages and can use these advantages to grow market share worldwide; and (4) industries in consolidation that still have strong growth rates.



FUND FACTS
GOAL: seeks a high total return through a
combination of current income and capital
appreciation
START DATE: December 31, 1996
SIZE: as of December 31, 1997, more than $345
million
MANAGER: Beth Terrana, since inception; joined
Fidelity in 1983
3
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 82.9%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.5%
AEROSPACE & DEFENSE - 0.0%
Gulfstream Aerospace Corp. (a)  10,900 $ 318,802
DEFENSE ELECTRONICS - 0.4%
Raytheon Company:
 Class A  20,898  1,030,533
 Class B  63,700  3,216,850
  4,247,383
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  4,300  127,656
Newport News Shipbuilding, Inc.   14,500  368,844
  496,500
TOTAL AEROSPACE & DEFENSE   5,062,685
BASIC INDUSTRIES - 3.8%
CHEMICALS & PLASTICS - 2.4%
Air Products & Chemicals, Inc.   17,900  1,472,275
Dow Chemical Co.   4,400  446,600
du Pont (E.I.) de Nemours & Co.   224,800  13,502,050
Raychem Corp.   149,100  6,420,619
Union Carbide Corp.   71,800  3,082,913
  24,924,457
PACKAGING & CONTAINERS - 1.0%
Bemis Co., Inc.   7,200  317,250
Corning, Inc.   38,500  1,429,313
Owens-Illinois, Inc. (a)  229,100  8,691,481
  10,438,044
PAPER & FOREST PRODUCTS - 0.4%
Boise Cascade Corp.   29,400  889,350
Champion International Corp.   46,100  2,088,906
International Paper Co.   5,700  245,813
Willamette Industries, Inc.   16,700  537,531
  3,761,600
TOTAL BASIC INDUSTRIES   39,124,101
CONSTRUCTION & REAL ESTATE - 1.1%
CONSTRUCTION - 0.8%
Centex Corp.   17,400  1,095,113
D.R. Horton, Inc.   50,336  874,588
Fleetwood Enterprises, Inc.   97,262  4,127,556
Kaufman & Broad Home Corp.   82,700  1,855,581
U.S. Home Corp. (a)  5,600  219,800
  8,172,638
ENGINEERING - 0.3%
Fluor Corp.   97,600  3,647,800
TOTAL CONSTRUCTION & REAL ESTATE   11,820,438
DURABLES - 4.0%
AUTOS, TIRES, & ACCESSORIES - 2.9%
Circuit City Stores, Inc. - CarMax Group  6,600  59,400
Cummins Engine Co., Inc.   39,500  2,332,969
Discount Auto Parts, Inc. (a)  40,500  774,563
Federal-Mogul Corp.   7,800  315,900
General Motors Corp.   327,700  19,866,813
Gentex Corp. (a)  6,100  163,938
Goodyear Tire & Rubber Co.   17,800  1,132,525
Honda Motor Co. Ltd.   13,000  476,891
Magna International, Inc. Class A  44,000  2,757,791
Superior Industries International, Inc.   56,300  1,509,544
  29,390,334

 SHARES VALUE (NOTE 1)
CONSUMER DURABLES - 0.1%
Minnesota Mining & Manufacturing Co.   15,200 $ 1,247,350
CONSUMER ELECTRONICS - 0.6%
Newell Co.   34,300  1,457,750
Philips Electronics NV  31,000  1,875,500
Philips Electronics NV (Bearer)  49,500  2,970,244
  6,303,494
HOME FURNISHINGS - 0.0%
HON Industries, Inc.   700  41,300
TEXTILES & APPAREL - 0.4%
Burlington Industries, Inc. (a)  62,200  859,138
Liz Claiborne, Inc.   32,100  1,342,181
NIKE, Inc. Class B  41,800  1,640,650
Reebok International Ltd. (a)  7,300  210,331
  4,052,300
TOTAL DURABLES   41,034,778
ENERGY - 5.4%
ENERGY SERVICES - 0.3%
McDermott International, Inc.   83,000  3,039,875
OIL & GAS - 5.1%
Amerada Hess Corp.   36,800  2,019,400
Atlantic Richfield Co.   29,500  2,363,688
British Petroleum PLC ADR  94,059  7,495,327
Burlington Resources, Inc.   200,435  8,981,993
Elf Aquitaine SA sponsored ADR  17,600  1,031,800
Enron Oil & Gas Co.   7,100  150,431
Kerr-McGee Corp.   14,600  924,363
Occidental Petroleum Corp.   253,900  7,442,444
Royal Dutch Petroleum Co.   219,100  11,872,481
Santa Fe Energy Resources, Inc.   43,600  490,500
Tosco Corp.   178,700  6,757,094
Total SA:
 Class B  6,153  669,082
 sponsored ADR  40,568  2,251,524
Valero Energy Corp.   15,000  471,563
  52,921,690
TOTAL ENERGY   55,961,565
FINANCE - 21.8%
BANKS - 1.4%
Credit Suisse Group (Reg.)  32,700  5,054,856
NationsBank Corp.   59,000  3,587,938
Providian Financial Corp.   89,700  4,053,319
Wells Fargo & Co.   7,000  2,376,063
  15,072,176
CREDIT & OTHER FINANCE - 2.9%
CIT Group, Inc. Class A  21,500  693,375
Fleet Financial Group, Inc.   369,182  27,665,576
Green Tree Financial Corp.   36,800  963,700
Money Store, Inc. (The)  15,700  329,700
  29,652,351
FEDERAL SPONSORED CREDIT - 10.8%
Freddie Mac  730,200  30,622,763
Fannie Mae  1,418,000  80,914,625
  111,537,388
INSURANCE - 6.3%
AFLAC, Inc.   30,250  1,546,531
Allmerica Financial Corp.   38,100  1,902,619
Allstate Corp.   212,259  19,289,037
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
American International Group, Inc.   127,200 $ 13,833,000
CIGNA Corp.   37,300  6,455,231
General Re Corp.   19,100  4,049,200
Loews Corp.   30,100  3,194,363
MGIC Investment Corp.   93,000  6,184,500
Nationwide Financial Services, Inc.
 Class A  2,700  97,538
PMI Group, Inc.   41,700  3,015,431
Provident Companies, Inc.   5,000  193,125
Reliastar Financial Corp.   19,300  794,919
Torchmark Corp.   87,100  3,663,644
Travelers Property Casualty Corp. Class A  15,300  673,200
UNUM Corp.   7,200  391,500
  65,283,838
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   36,500  3,570,156
SECURITIES INDUSTRY - 0.1%
United Asset Management Corp.   54,900  1,341,619
TOTAL FINANCE   226,457,528
HEALTH - 7.5%
DRUGS & PHARMACEUTICALS - 3.0%
American Home Products Corp.   90,300  6,907,950
Amgen, Inc.   49,800  2,695,425
Astra AB Class A Free shares  302,766  5,247,013
COR Therapeutics, Inc. (a)  3,000  67,500
Gilead Sciences, Inc. (a)  3,400  130,050
Ligand Pharmaceuticals, Inc. Class B (a)  1,600  20,600
Medimmune, Inc. (a)  2,200  94,325
Merck & Co., Inc.   23,800  2,528,750
Novartis AG (Reg.)  3,400  5,511,628
Schering-Plough Corp.   116,000  7,206,500
Sepracor, Inc. (a)  6,700  268,419
  30,678,160
MEDICAL EQUIPMENT & SUPPLIES - 0.7%
Allegiance Corp.   3,980  141,041
Bard (C.R.), Inc.   29,500  923,719
Baxter International, Inc.   13,900  701,081
Biomet, Inc.   66,800  1,711,750
Boston Scientific Corp.   5,800  266,075
Johnson & Johnson  9,800  645,575
St. Jude Medical, Inc. (a)  93,500  2,851,750
Sofamor/Danek Group, Inc. (a)  7,800  507,488
  7,748,479
MEDICAL FACILITIES MANAGEMENT - 3.8%
Columbia/HCA Healthcare Corp.   894,150  26,489,194
Humana, Inc. (a)  192,400  3,992,300
Tenet Healthcare Corp. (a)  122,700  4,064,438
United HealthCare Corp.   91,300  4,536,469
  39,082,401
TOTAL HEALTH   77,509,040
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc.   64,100  1,931,013
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
ELECTRICAL EQUIPMENT - 1.3%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  4,500  113,906

 SHARES VALUE (NOTE 1)
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  41,300 $ 5,245,206
Emerson Electric Co.   16,800  948,150
General Electric Co.   83,200  6,104,800
Grainger (W.W.), Inc.   6,400  622,000
Scientific-Atlanta, Inc.   38,500  644,875
  13,678,937
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Caterpillar, Inc.   57,000  2,768,063
Ultratech Stepper, Inc. (a)  44,200  878,475
  3,646,538
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   20,900  773,300
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   18,098,775
MEDIA & LEISURE - 3.2%
BROADCASTING - 0.8%
CBS Corp.   56,500  1,663,219
Comcast Corp. Class A  6,800  216,750
Comcast Corp. Class A special  13,500  426,094
Cox Communications, Inc. Class A (a)  13,300  532,831
Tele-Communications, Inc.:
 (TCI Group), Series A   28,468  795,325
 (TCI Ventures Group), Series A  86,732  2,455,600
Time Warner, Inc.   36,700  2,275,400
  8,365,219
ENTERTAINMENT - 0.5%
Cedar Fair LP (depositary unit)  5,800  150,075
Disney (Walt) Co.   4,600  455,688
King World Productions, Inc.   10,500  606,375
MGM Grand, Inc. (a)  1,200  43,275
Royal Caribbean Cruises Ltd.   42,000  2,239,125
Viacom, Inc. (a):
 Class A   18,100  739,838
 Class B (non-vtg.)   25,000  1,035,938
  5,270,314
LEISURE DURABLES & TOYS - 0.2%
Nintendo Co. Ltd. Ord.   23,100  2,264,446
LODGING & GAMING - 0.7%
Circus Circus Enterprises, Inc. (a)  88,200  1,808,100
Harrah's Entertainment, Inc. (a)  14,800  279,350
Mirage Resorts, Inc. (a)  109,000  2,479,750
Rio Hotel & Casino, Inc. (a)  5,800  121,800
Sun International Hotels Ltd. Ord. (a)  59,200  2,227,400
  6,916,400
PUBLISHING - 0.3%
Cognizant Corp.   25,200  1,122,975
US WEST Media Group (a)  84,900  2,451,488
  3,574,463
RESTAURANTS - 0.7%
Brinker International, Inc. (a)  27,100  433,600
McDonald's Corp.   80,300  3,834,325
Papa John's International, Inc. (a)  7,000  244,125
Tricon Global Restaurants, Inc.   940  27,319
Wendy's International, Inc.   108,800  2,618,000
  7,157,369
TOTAL MEDIA & LEISURE   33,548,211
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - 7.5%
BEVERAGES - 0.0%
PepsiCo, Inc.   9,600 $ 349,800
TOBACCO - 7.5%
Philip Morris Companies, Inc.   1,449,400  65,675,938
RJR Nabisco Holdings Corp.   277,460  10,404,750
UST, Inc.   25,300  934,519
  77,015,207
TOTAL NONDURABLES   77,365,007
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   7,500  139,817
Newmont Mining Corp.   28,769  845,089
  984,906
RETAIL & WHOLESALE - 7.9%
APPAREL STORES - 0.4%
Gap, Inc.   32,550  1,153,491
TJX Companies, Inc.   83,700  2,877,188
  4,030,679
DRUG STORES - 0.0%
CVS Corp.   2,550  163,359
GENERAL MERCHANDISE STORES - 2.6%
Federated Department Stores, Inc. (a)  92,500  3,983,281
Proffitts, Inc. (a)  28,300  804,781
Wal-Mart Stores, Inc.   547,700  21,599,919
  26,387,981
GROCERY STORES - 0.3%
Safeway, Inc. (a)  54,000  3,415,500
RETAIL & WHOLESALE, MISCELLANEOUS - 4.6%
Circuit City Stores, Inc. - Circuit
 City Group  249,300  8,865,731
Corporate Express, Inc. (a)  41,900  539,463
Home Depot, Inc.   305,500  17,986,313
Lowe's Companies, Inc.   241,600  11,521,300
Officemax, Inc. (a)  123,275  1,756,669
Office Depot, Inc. (a)  38,100  912,019
PEAPOD, Inc.   300  1,950
Rex Stores Corp. (a)  14,400  147,600
Staples, Inc. (a)  50,500  1,401,375
Toys "R" Us, Inc. (a)  79,500  2,499,281
U.S. Office Products Co. (a)  56,700  1,112,738
Viking Office Products, Inc. (a)  50,500  1,101,531
  47,845,970
TOTAL RETAIL & WHOLESALE   81,843,489
SERVICES - 0.8%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   8,150  405,972
LEASING & RENTAL - 0.0%
Avis Rent A Car, Inc. (a)  2,700  86,231
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   3,800  141,550
SERVICES - 0.8%
Cendant Corp. (a)  202,150  6,948,906
Reuters Holdings PLC ADR Class B  15,700  1,040,125
  7,989,031
TOTAL SERVICES   8,622,784

 SHARES VALUE (NOTE 1)
TECHNOLOGY - 9.4%
COMMUNICATIONS EQUIPMENT - 0.0%
Andrew Corp.   13,800 $ 331,200
COMPUTER SERVICES & SOFTWARE - 2.7%
Automatic Data Processing, Inc.   52,400  3,216,050
Black Box Corp. (a)  8,800  311,300
Ceridian Corp. (a)  64,200  2,941,163
CompUSA, Inc. (a)  27,600  855,600
E Trade Group, Inc. (a)  19,800  455,400
Electronic Data Systems Corp.   142,600  6,265,488
Electronics for Imaging, Inc. (a)  69,400  1,153,775
First Data Corp.   80,300  2,348,775
Microsoft Corp. (a)  36,200  4,678,850
Oracle Corp. (a)  67,625  1,508,883
Paychex, Inc.   6,100  308,813
Policy Management Systems Corp. (a)  55,600  3,867,675
  27,911,772
COMPUTERS & OFFICE EQUIPMENT - 2.6%
Compaq Computer Corp.   141,450  7,983,084
Hewlett-Packard Co.   41,500  2,593,750
Ingram Micro, Inc. Class A (a)  7,600  221,350
International Business Machines Corp.   90,600  9,473,363
Quantum Corp. (a)  6,400  128,400
SCI Systems, Inc. (a)  86,500  3,768,156
Tech Data Corp. (a)  55,300  2,149,788
Western Digital Corp. (a)  17,700  284,306
  26,602,197
ELECTRONIC INSTRUMENTS - 0.6%
Applied Materials, Inc. (a)  6,200  186,775
Cognex Corp. (a)  19,100  520,475
Lam Research Corp. (a)  35,000  1,023,750
Novellus Systems, Inc. (a)  34,100  1,101,856
Thermo Electron Corp. (a)  52,400  2,331,800
Varian Associates, Inc.   13,000  657,313
  5,821,969
ELECTRONICS - 3.5%
Altera Corp. (a)  9,900  327,938
AMP, Inc.   103,200  4,334,400
Intel Corp.   126,000  8,851,500
Methode Electronics, Inc. Class A  114,100  1,854,125
Micron Technology, Inc. (a)  230,100  5,982,600
Molex, Inc.   32,828  943,805
Motorola, Inc.   7,800  445,088
Solectron Corp. (a)  295,900  12,298,344
Thomas & Betts Corp.   21,700  1,025,325
Uniphase Corp. (a)  3,000  124,125
  36,187,250
PHOTOGRAPHIC EQUIPMENT - 0.0%
Polaroid Corp.   2,000  97,375
TOTAL TECHNOLOGY   96,951,763
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.0%
Northwest Airlines Corp. Class A (a)  9,900  473,963
RAILROADS - 0.4%
Bombardier, Inc. Class B  33,900  697,184
Burlington Northern Santa Fe Corp.   10,700  994,431
CSX Corp.   49,300  2,662,200
  4,353,815
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - CONTINUED
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  30,300 $ 662,813
Stolt-Nielsen SA   4,200  88,988
  751,801
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.   4,100  90,713
Yellow Corp. (a)  29,100  731,138
  821,851
TOTAL TRANSPORTATION   6,401,430
UTILITIES - 7.4%
CELLULAR - 1.8%
AirTouch Communications, Inc. (a)  209,500  8,707,344
Century Telephone Enterprises, Inc.   8,000  398,500
Vodafone Group PLC sponsored ADR  121,080  8,778,300
Vodafone Group PLC  24,225  175,607
  18,059,751
ELECTRIC UTILITY - 0.5%
American Electric Power Co., Inc.   35,300  1,822,363
Entergy Corp.   61,800  1,850,138
Houston Industries, Inc.   18,100  483,044
Niagara Mohawk Power Corp. (a)  23,300  244,650
PECO Energy Co.   8,100  196,425
PG&E Corp.   15,130  460,519
  5,057,139
GAS - 0.0%
Enron Corp.   9,500  394,844
TELEPHONE SERVICES - 5.1%
AT&T Corp.   37,400  2,290,750
Ameritech Corp.   44,400  3,574,200
Bell Atlantic Corp.   56,381  5,130,671
BellSouth Corp.   87,700  4,938,606
Deutsche Telekom AG  23,400  433,001
France Telecom SA  4,000  144,966
MCI Communications Corp.   366,200  15,677,938
SBC Communications, Inc.   58,600  4,292,450
Sprint Corp.   189,300  11,097,713
Telebras sponsored ADR  31,500  3,667,781
Telefonica de Argentina SA
 sponsored ADR  3,500  130,375
WorldCom, Inc. (a)  44,400  1,343,100
  52,721,551
TOTAL UTILITIES   76,233,285
TOTAL COMMON STOCKS
 (Cost $699,704,502)   858,950,798
U.S. TREASURY OBLIGATIONS - 11.0%
 PRINCIPAL
 AMOUNT
8 1/8%, 8/15/19 $ 35,740,000  44,719,675
6 1/4%, 8/15/23  40,953,000  42,181,590
stripped Principal:
 0%, 2/15/19  70,450,000  19,763,339
 0%, 8/15/19  10,000,000  2,725,000
 0%, 8/15/20  20,000,000  5,131,800
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $103,599,938)   114,521,404
CASH EQUIVALENTS - 6.1%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $63,168,454)  63,168,454 $ 63,168,454
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $866,472,894)  $ 1,036,640,656
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $618,605,202 and $175,983,050 respectively, of which U.S. government and government agency obligations aggregated $57,394,929 and $13,963,455, respectively.
The market value of futures contracts opened and closed during the period amounted to $9,619,242 and $9,579,433, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research. The commissions paid to these affiliated firms were $100,820 for the period. (see Note 4 of Notes to Financial Statements)
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $866,542,781. Net unrealized appreciation aggregated $170,097,875 of which $192,409,319 related to appreciated investment securities and $22,311,444 related to depreciated investment securities.
The fund hereby designates approximately $27,360,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997




ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                                        $ 1,036,640,656
(COST $866,472,894) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                                          171,816

RECEIVABLE FOR FUND SHARES SOLD                                                                          2,351,391

DIVIDENDS RECEIVABLE                                                                                     1,491,063

INTEREST RECEIVABLE                                                                                     2,319,292

 TOTAL ASSETS                                                                                              1,042,974,218

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                       $ 13,483,010

PAYABLE FOR FUND SHARES REDEEMED                                                         495,040

ACCRUED MANAGEMENT FEE                                                                    491,409

OTHER PAYABLES AND ACCRUED EXPENSES                                                       149,109

 TOTAL LIABILITIES                                                                                       14,618,568

NET ASSETS                                                                                              $ 1,028,355,650

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                         $ 804,843,356

UNDISTRIBUTED NET INVESTMENT INCOME                                                                        11,667,388

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS        41,677,935

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                170,166,971
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                                                                             $ 1,028,355,650


INITIAL CLASS:                                      $19.27
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($1,025,766,367 (DIVIDED BY) 53,220,551
 SHARES)

SERVICE CLASS:                                      $19.27
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE
 ($2,589,283 (DIVIDED BY) 134,338 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                 $ 9,137,481
DIVIDENDS

INTEREST                                                                           7,816,730

 TOTAL INCOME                                                                      16,954,211

EXPENSES

MANAGEMENT FEE                                                     $ 4,186,484

TRANSFER AGENT FEES                                                 478,369

DISTRIBUTION FEES - SERVICE CLASS                                   100

ACCOUNTING FEES AND EXPENSES                                        358,089

NON-INTERESTED TRUSTEES' COMPENSATION                               2,648

CUSTODIAN FEES AND EXPENSES                                         88,195

REGISTRATION FEES                                                   21

AUDIT                                                               25,526

LEGAL                                                               10,600

MISCELLANEOUS                                                       57,520

 TOTAL EXPENSES BEFORE REDUCTIONS                                   5,207,552

 EXPENSE REDUCTIONS                                                 (59,893        5,147,659
                                                                   )

NET INVESTMENT INCOME                                                              11,806,552

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              41,975,678

 FOREIGN CURRENCY TRANSACTIONS                                      (3,142
                                                                   )

 FUTURES CONTRACTS                                                  (39,809        41,932,727
                                                                   )

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              124,026,551

 ASSETS AND LIABILITIES IN                                          (755           124,025,796
 FOREIGN CURRENCIES                                                )

NET GAIN (LOSS)                                                                    165,958,523

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 177,765,075

OTHER INFORMATION                                                                 $ 59,662
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE AGREEMENTS

  CUSTODIAN CREDITS                                                                231

                                                                                  $ 59,893


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS              $ 11,806,552      $ 6,366,110
NET INVESTMENT
INCOME

 NET REALIZED GAIN       41,932,727        9,088,610
(LOSS)

 CHANGE IN NET           124,025,796       35,812,890
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE            177,765,075       51,267,610
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO         (6,503,921)       -
SHAREHOLDERS
FROM NET INVESTMENT
INCOME

 FROM NET REALIZED       (9,258,542)       (705,098)
GAIN

 TOTAL DISTRIBUTIONS     (15,762,463)      (705,098)

SHARE TRANSACTIONS -     483,267,618       168,220,256
NET INCREASE
(DECREASE)

  TOTAL INCREASE         645,270,230       218,782,768
(DECREASE) IN NET
ASSETS

NET ASSETS

 BEGINNING OF PERIOD     383,085,420       164,302,652

 END OF PERIOD          $ 1,028,355,650   $ 383,085,420
(INCLUDING
UNDISTRIBUTED NET
INVESTMENT INCOME
OF $11,667,388 AND
$6,366,110,
RESPECTIVELY)


OTHER INFORMATION

                    YEAR ENDED DECEMBER 31, 1997             YEAR ENDED DECEMBER 31, 1996

                    SHARES                         DOLLARS   SHARES                         DOLLARS



SHARE TRANSACTIONS       29,803,319    $ 508,833,566    12,499,499   $ 170,852,927
INITIAL CLASS
 SOLD

  REINVESTED             1,011,711      15,762,463      53,538        705,098

  REDEEMED               (2,470,247)    (43,871,687)    (246,129)     (3,337,769)

  NET INCREASE           28,344,783    $ 480,724,342    12,306,908   $ 168,220,256
(DECREASE)

 SERVICE CLASS A         134,338       $ 2,543,276      -             -
 SOLD

  REINVESTED             -              -               -             -

  REDEEMED               -              -               -             -

  NET INCREASE           134,338       $ 2,543,276      -            $ -
(DECREASE)

DISTRIBUTIONS                          $ 6,503,921                   $ -
INITIAL CLASS - NET
INVESTMENT INCOME

 INITIAL CLASS - NET                    9,258,542                     705,098
REALIZED GAIN

 TOTAL                                 $ 15,762,463                  $ 705,098

 SERVICE CLASS - NET                    -                             -
INVESTMENT INCOME

 SERVICE CLASS - NET                    -                             -
REALIZED GAIN

 TOTAL                                 $ -                           $ -

                                       $ 15,762,463                  $ 705,098



2. SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS
                          YEARS ENDED DECEMBER 31,          JANUARY 3, 1995
                                                            (COMMENCEMENT
                                                            OF OPERATIONS) TO
                                                            DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995

NET ASSET VALUE,           $ 15.40       $ 13.07     $ 10.00
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT             .29 D         .26         .11
INCOME

 NET REALIZED AND           4.18          2.12        3.14
UNREALIZED GAIN (LOSS)


 TOTAL FROM                 4.47          2.38        3.25
INVESTMENT
OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT        (.25)         -           (.11)
INCOME

 FROM NET REALIZED          (.35)         (.05)       (.07)
GAIN

 TOTAL DISTRIBUTIONS        (.60)         (.05)       (.18)

NET ASSET VALUE, END OF    $ 19.27       $ 15.40     $ 13.07
PERIOD

TOTAL RETURN B, C           29.95%        18.27%      32.52%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END OF         $ 1,025,766   $ 383,085   $ 164,303
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO        .74%          .77%        .85% G
AVERAGE NET ASSETS

RATIO OF EXPENSES TO        .73% F        .76% F      .83% F
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT     1.68%         2.29%       2.49%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE     26%           28%         38%

AVERAGE COMMISSION         $ .0377       $ .0367
RATE H

FINANCIAL HIGHLIGHTS - SERVICE CLASS
                          YEAR ENDED
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1997 E

NET ASSET VALUE,           $ 18.50
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT             .04 D
INCOME

 NET REALIZED AND           .73
UNREALIZED GAIN (LOSS)


 TOTAL FROM                 .77
INVESTMENT
OPERATIONS

NET ASSET VALUE, END OF    $ 19.27
PERIOD

TOTAL RETURN B, C           4.16%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END OF         $ 2,589
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO        .84% A
AVERAGE NET ASSETS

RATIO OF EXPENSES TO        .83% A,
AVERAGE NET ASSETS         F
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT     1.72% A
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER          26%

AVERAGE COMMISSION         $ .0377
RATE H

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE TO YOUR
INSURANCE COMPANY'S SEPARATE ACCOUNT.
INCLUSION OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 6 OF NOTES TO FINANCIAL
STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SERVICE
CLASS SHARES) TO DECEMBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES (SEE NOTE
6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR AGREED TO REIMBURSE A PORTION OF
THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                          PAST 1   LIFE OF
DECEMBER 31, 1997                      YEAR     FUND

VIP II: CONTRAFUND - "INITIAL CLASS"   24.14%   28.16%

S&P 500 (REGISTERED TRADEMARK)         33.36%   31.22%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has a
history of long-term growth and short-term volatility. In
turn, the share price and return of a fund that invests in
stocks will vary. That means if you sell your shares
during a market downturn, you might lose money. But
if you can ride out the market's ups and downs, you
may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980109 100539 S00000000000001
             VIP II Contrafund           S&P 500
             00158                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31       9870.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10890.00                    10975.77
  1995/04/30      11480.00                    11299.00
  1995/05/31      11730.00                    11750.63
  1995/06/30      12490.00                    12023.59
  1995/07/31      13470.00                    12422.30
  1995/08/31      13640.00                    12453.48
  1995/09/30      13940.00                    12979.01
  1995/10/31      13650.00                    12932.68
  1995/11/30      13900.00                    13500.42
  1995/12/31      13971.98                    13760.44
  1996/01/31      14073.30                    14228.85
  1996/02/29      14124.25                    14360.75
  1996/03/31      14584.49                    14499.04
  1996/04/30      15065.18                    14712.76
  1996/05/31      15239.05                    15092.20
  1996/06/30      15116.32                    15149.70
  1996/07/31      14410.62                    14480.39
  1996/08/31      14962.90                    14785.78
  1996/09/30      15597.01                    15617.92
  1996/10/31      16077.71                    16048.66
  1996/11/30      17039.10                    17261.78
  1996/12/31      16936.82                    16919.83
  1997/01/31      17591.38                    17976.98
  1997/02/28      17103.08                    18117.92
  1997/03/31      16660.22                    17373.45
  1997/04/30      17060.91                    18410.65
  1997/05/31      18115.35                    19531.49
  1997/06/30      18906.18                    20406.50
  1997/07/31      20530.03                    22030.24
  1997/08/31      19950.08                    20796.11
  1997/09/30      21299.77                    21935.11
  1997/10/31      20656.56                    21202.48
  1997/11/30      20646.02                    22183.94
  1997/12/31      21025.62                    22564.84
IMATRL PRASUN   SHR__CHT 19971231 19980109 100541 R00000000000039
Let's say hypothetically that $10,000 was invested in VIP II:
Contrafund Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1997, the value of the investment would have grown to $21,026 - a 110.26% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,565 - a 125.65% increase. INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                          % OF FUND'S
                          INVESTMENTS

TYCO INTERNATIONAL LTD.   1.7

SCHLUMBERGER LTD.         1.5

TIME WARNER, INC.         1.4

CBS CORP.                 1.4

MICROSOFT CORP.           1.4

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                     % OF FUND'S
                     INVESTMENTS

ENERGY               13.1

FINANCE              12.3

TECHNOLOGY           11.5

MEDIA & LEISURE      8.7

RETAIL & WHOLESALE   7.2

ASSET ALLOCATION AS OF DECEMBER 31, 1997 *
ROW: 1, COL: 1, VALUE: 9.0
ROW: 1, COL: 2, VALUE: 4.8
ROW: 1, COL: 3, VALUE: 86.2
STOCKS  86.2%
BONDS  4.8%
SHORT-TERM INVESTMENTS 9.0%
FOREIGN INVESTMENTS 13.4%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                        PAST 1   LIFE OF
DECEMBER 31, 1997                    YEAR     FUND

VIP II: CONTRAFUND - SERVICE CLASS   24.08%   28.14%

S&P 500 (REGISTERED TRADEMARK)       33.36%   31.22%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has a
history of long-term growth and short-term volatility. In
turn, the share price and return of a fund that invests in
stocks will vary. That means if you sell your shares
during a market downturn, you might lose money. But
if you can ride out the market's ups and downs, you
may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND

VIP II: Contrafund - Service Class S&P 500
$22,565
$21,015
$
Let's say hypothetically that $10,000 was invested in VIP II:
Contrafund Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1997, the value of the investment would have grown to $21,015 - a 110.15% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,565 - a 125.65% increase. INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                          % OF FUND'S
                          INVESTMENTS

TYCO INTERNATIONAL LTD.   1.7

SCHLUMBERGER LTD.         1.5

TIME WARNER, INC.         1.4

CBS CORP.                 1.4

MICROSOFT CORP.           1.4

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                     % OF FUND'S
                     INVESTMENTS

ENERGY               13.1

FINANCE              12.3

TECHNOLOGY           11.5

MEDIA & LEISURE      8.7

RETAIL & WHOLESALE   7.2

ASSET ALLOCATION AS OF DECEMBER 31, 1997*
ROW: 1, COL: 1, VALUE: 9.0
ROW: 1, COL: 2, VALUE: 4.8
ROW: 1, COL: 3, VALUE: 86.2
ROW: 1, COL: 1, VALUE: 45.0
ROW: 1, COL: 2, VALUE: 39.0
ROW: 1, COL: 3, VALUE: 28.0
ROW: 2, COL: 1, VALUE: 31.0
ROW: 2, COL: 2, VALUE: 40.0
ROW: 2, COL: 3, VALUE: 67.0
ROW: 3, COL: 1, VALUE: 90.0
ROW: 3, COL: 2, VALUE: 60.0
ROW: 3, COL: 3, VALUE: 46.0
STOCKS  86.2%
BONDS  4.8%
SHORT-TERM INVESTMENTS 9.0%
FOREIGN INVESTMENTS  13.4%
*
% OF FUND'S INVESTMENTS

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Will Danoff, Portfolio Manager of Contrafund
Portfolio
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, WILL?
A. It was a disappointing period. For the 12 months that ended December 31, 1997, the fund trailed the 33.36% return of the Standard & Poor's 500 Index. I consider this performance unsatisfactory and am working harder than ever with Fidelity's research team to find the best stocks to strengthen the fund's future returns.
Q. WHY DID THE FUND UNDERPERFORM?
A. For a number of reasons. Relative to the index, a major factor was the "narrowness" of the stock market. By that, I mean that the market's gains were concentrated among a relatively small number of large-capitalization stocks. This narrowness hurt funds like Contrafund, which tend to emphasize smaller- and medium-sized companies. In terms of the portfolio itself, a larger exposure to finance-related stocks would have helped. Due to declining interest rates and strong business prospects, finance stocks produced some of the market's best gains during the period. My argument in not adding more of these stocks to the portfolio was that the sector had performed splendidly in 1996, and that most stocks were trading at expensive prices relative to their projected growth rates. But that proved to be wrong, as many finance stocks continued to rise. At the end of the period, the fund nevertheless had around 12% of its assets in finance stocks, including high-quality names such as U.S. Bancorp and Fannie Mae, both of which generated good returns and were among the fund's larger positions.
Q. WERE THERE ANY MARKET SEGMENTS THAT CAUGHT YOUR EYE?
A. The Internet was a fertile area. By some estimates, traffic over the Internet grew almost tenfold in 1997 and showed no signs of slowing down. I tried to capitalize on this growth by buying companies that provide access to the Internet, such as WorldCom and AT&T, as well as companies that supply equipment to facilitate access to the Internet, including Alcatel and Lucent Technologies. I felt these companies were well-positioned for the surging demand for Internet service, as well as the deregulation in the telecommunications industry in both the U.S. and Europe. Each was among the fund's top 15 holdings at the end of the period. Cable television service providers also appealed to me, because they had an opportunity to re-accelerate their growth rates by offering faster Internet access over their existing cable infrastructure. Examples of positions the fund held included Tele-Communications, Inc., and Comcast, both of which were solid contributors during the second half of the period.
Q. THE FUND'S BOND INVESTMENTS INCREASED DURING THE PERIOD. WHAT WAS BEHIND THIS STRATEGY?
A. Inflation was extremely low in the U.S., and bonds benefit from low or falling inflation. The buoyant stock market also enabled many companies to finance capacity expansions, which should prevent inflationary pressure from bubbling up. In addition, the strong dollar made foreign imports cheaper and hindered the ability of U.S. companies to raise prices. The country's shrinking annual budget deficit also contributed to the attractiveness of bonds. Because of the solid economy and well-contained government spending, the annual deficit could be eliminated in the near future. For the same reasons, many state and local governments operated with budget surpluses as well. Budget surpluses reduce the supply of new government bonds and thus put upward pressure on the prices of existing bonds.
Q. WHAT'S YOUR OUTLOOK?
A. All indications are that economic growth will slow and inflation will remain low. Earnings growth should also slow for the large-cap stocks I mentioned earlier, and this could swing the pendulum toward the smaller- and medium-sized stocks most prominent within the fund. The strong dollar, weak Asian demand and intensified global competition should also contain revenue growth and further profit margin expansion. Thus, corporate profits may grow modestly - if at all - in the coming year. Given these views, I began to position the fund more defensively in the second half of 1997 by buying bonds and increasing its cash level. Going forward, I may continue to reduce the fund's exposure to the technology, industrial machinery and basic industries sectors, each of which is particularly sensitive to recessionary conditions. As opportunities present themselves, the fund should be well-positioned to increase its holdings in companies that have the ability to grow profits rapidly in a slow-to no-growth environment.



FUND FACTS
GOAL: seeks a high total return through a
combination of current income and capital
appreciation
START DATE: December 31, 1996
SIZE: as of December 31, 1997, more than $345
million
MANAGER: Beth Terrana, since inception; joined
Fidelity in 1983
3
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 84.6%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.5%
AEROSPACE & DEFENSE - 0.2%
Kellstrom Industries, Inc. (a)  186,600 $ 4,618,353
Lockheed Martin Corp.   16,000  1,576,000
Orbital Sciences Corp. (a)  67,700  2,014,075
  8,208,428
DEFENSE ELECTRONICS - 0.3%
Anaren Microwave, Inc. (a)  46,600  739,775
Raytheon Company Class A  150,948  7,443,623
Remec, Inc. (a)  88,900  2,000,250
  10,183,648
SHIP BUILDING & REPAIR - 0.0%
Fred Olsen Energy ASA (a)  46,900  973,240
TOTAL AEROSPACE & DEFENSE   19,365,316
BASIC INDUSTRIES - 2.8%
CHEMICALS & PLASTICS - 1.9%
AKZO Nobel NV  3,200  552,045
Avery Dennison Corp.   7,000  313,250
Cambrex Corp.   48,900  2,249,400
Crompton & Knowles Corp.   285,092  7,554,938
Cytec Industries, Inc. (a)  194,100  9,110,569
ICI (Imperial Chemical Industries)
 PLC Class L  513,600  8,046,944
International Specialty Products, Inc. (a)  75,500  1,127,781
Ivex Packaging Corp.   75,200  1,804,800
Millennium Chemicals, Inc.   33,400  786,988
Monsanto Co.   208,500  8,757,000
Morton International, Inc.   23,200  797,500
Nalco Chemical Co.   40,100  1,586,456
Potash Corp. of Saskatchewan  63,400  5,279,822
Sealed Air Corp. (a)  244,600  15,104,050
Solutia, Inc.   5,900  157,456
Tredegar Industries, Inc.   500  32,938
W.R. Grace & Co.  122,900  9,885,769
Witco Corp.   78,600  3,207,863
  76,355,569
IRON & STEEL - 0.0%
Steel Dynamics, Inc. (a)  129,000  2,064,000
METALS & MINING - 0.0%
Commscope, Inc.   63,965  859,530
PACKAGING & CONTAINERS - 0.3%
Ball Corp.   7,600  268,375
Owens-Illinois, Inc. (a)  292,300  11,089,131
Silgan Holdings, Inc.   40,300  1,309,750
  12,667,256
PAPER & FOREST PRODUCTS - 0.6%
Champion International Corp.   19,000  860,938
Fort James Corp.   575,425  22,010,006
Mail-Well, Inc. (a)  10,850  439,425
  23,310,369
TOTAL BASIC INDUSTRIES   115,256,724
CONSTRUCTION & REAL ESTATE - 3.8%
BUILDING MATERIALS - 0.6%
Coflexip sponsored ADR  27,600  1,531,800
Coltec Industries, Inc. (a)  133,100  3,086,256
Elcor Corp.   800  19,200
Lilly Industrial Coatings, Inc. Class A  18,400  379,500
Mark IV Industries, Inc.   25,000  546,875
Masco Corp.   208,900  10,627,788

 SHARES VALUE (NOTE 1)
Nortek, Inc. (a)  29,200 $ 775,625
Sherwin-Williams Co.   25,100  696,525
Southdown, Inc.   39,600  2,336,400
USG Corp. (a)  121,100  5,933,900
  25,933,869
CONSTRUCTION - 0.2%
Centex Corp.   57,300  3,606,319
Fleetwood Enterprises, Inc.   13,800  585,638
Lennar Corp.   73,900  1,593,469
Oakwood Homes Corp.   25,800  856,238
Willbros Group, Inc. (a)  45,400  681,000
  7,322,664
ENGINEERING - 0.1%
Stolt Comex Seaway SA (a)  53,300  2,665,000
REAL ESTATE - 0.1%
LNR Property Corp.   47,700  1,126,913
Rouse Co. (The)  70,923  2,322,728
Trizec Hahn Corp. (sub-vtg.)  95,500  2,231,262
  5,680,903
REAL ESTATE INVESTMENT TRUSTS - 2.8%
Avalon Properties, Inc.   5,300  163,969
Bay Apartment Communities, Inc.  46,000  1,794,000
Bedford Property Investors, Inc.   147,400  3,224,375
Boston Properties, Inc.   66,900  2,211,881
CCA Prison Realty Trust  37,600  1,677,900
Crescent Real Estate Equities, Inc.   545,100  21,463,313
Duke Realty Investors, Inc.   40,800  989,400
Equity Office Properties Trust  608,100  19,193,156
Equity Residential Properties Trust (SBI) 155,000 7,837,188 Felcor Suite Hotels, Inc. 109,700 3,894,350
Glenborough Realty Trust, Inc.  161,200  4,775,550
Golf Trust of America, Inc.   33,100  959,900
Irvine Apartment Communities, Inc.   9,200  292,675
Kimco Realty Corp.   32,500  1,145,625
LTC Properties, Inc.   36,000  747,000
Macerich Co.   26,100  743,850
Patriot American Hospitality, Inc.  88,765  2,557,542
Public Storage, Inc.   72,600  2,132,625
Reckson Associates Realty Corp.   130,400  3,308,900
Spieker Properties, Inc.   137,700  5,903,888
Starwood Lodging Trust combined
 certificate (SBI)  274,100  15,863,538
Vornado Realty Trust  266,100  12,490,069
  113,370,694
TOTAL CONSTRUCTION & REAL ESTATE   154,973,130
DURABLES - 3.3%
AUTOS, TIRES, & ACCESSORIES - 1.8%
BBA Group PLC  536,400  3,587,899
Breed Technologies, Inc.   253,100  4,619,075
Circuit City Stores, Inc. - CarMax Group  83,200  748,800
Danaher Corp.   255,800  16,147,375
Federal-Mogul Corp.   26,400  1,069,200
Ford Motor Co.   355,500  17,308,406
Kroll-O'Gara Company  297,400  5,241,675
Lear Corp. (a)  153,100  7,272,250
Navistar International Corp. (a)  283,500  7,034,344
SPX Corp.   112,700  7,776,300
Tower Automotive, Inc. (a)  48,100  2,023,206
  72,828,530
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
CONSUMER DURABLES - 0.0%
Minnesota Mining & Manufacturing Co.   5,300 $ 434,931
CONSUMER ELECTRONICS - 0.7%
Electrolux AB  29,500  2,048,689
Gemstar International Group Ltd. (a)  36,500  889,688
General Motors Corp. Class H   274,200  10,128,263
Maytag Co.   29,700  1,108,181
Philips Electronics NV  166,900  10,097,450
Philips Electronics NV (Bearer)  87,450  5,247,432
  29,519,703
HOME FURNISHINGS - 0.2%
Carpetright PLC  347,500  2,633,529
Leggett & Platt, Inc.   42,100  1,762,938
Linens'n Things, Inc. (a)  37,200  1,622,850
Miller (Herman), Inc.   17,500  954,844  6,974,161
TEXTILES & APPAREL - 0.6%
Adidas AG  31,500  4,063,386
Courtaulds Textiles PLC  19,900  117,043
Dexter Corp.   75,700  3,269,294
House of Fraser PLC Class L  1,341,400  4,442,013
Intimate Brands, Inc. Class A  45,200  1,087,625
Jones Apparel Group, Inc. (a)  62,500  2,687,500
Kellwood Co.   19,200  576,000
Liz Claiborne, Inc.   39,500  1,651,594
Oxford Industries, Inc.   33,100  1,075,750
Polo Ralph Lauren Corp. Class A  77,200  1,876,925
Unifi, Inc.   41,400  1,684,463
Warnaco Group, Inc. Class A  74,500  2,337,438
  24,869,031
TOTAL DURABLES   134,626,356
ENERGY - 13.1%
ENERGY SERVICES - 7.1%
Atwood Oceanics, Inc. (a)  26,200  1,241,225
BJ Services Co. (a)  200,500  14,423,469
Cliffs Drilling Co. (a)  32,500  1,620,938
Daniel Industries, Inc.   71,800  1,382,150
Diamond Offshore Drilling, Inc.   500,600  24,091,375
Dresser Industries, Inc.   51,100  2,143,006
ENSCO International, Inc.   1,063,274  35,619,679
Falcon Drilling, Inc. (a)  473,500  16,602,094
Global Marine, Inc.   331,600  8,124,200
Halliburton Co.   554,800  28,814,925
Marine Drilling Companies, Inc. (a)  205,300  4,259,975
McDermott International, Inc.   257,200  9,419,950
Nabors Industries, Inc. (a)  119,600  3,759,925
Noble Drilling Corp. (a)  401,200  12,286,750
Pride International, Inc. (a)  40,700  1,027,675
Reading & Bates Corp. (a)  232,200  9,723,375
Smedvig AS, Series B  55,200  1,160,450
Santa Fe International Corp.   74,800  3,043,425
Schlumberger Ltd.   783,700  63,087,850
Smith International, Inc. (a)  407,200  24,991,900
Transocean Offshore, Inc.   121,300  5,845,144
Varco International, Inc. (a)  150,500  3,226,344
Weatherford Enterra, Inc. (a)  266,100  11,641,875
Western Atlas, Inc.   43,200  3,196,800
  290,734,499
OIL & GAS - 6.0%
Amerada Hess Corp.   10,300  565,213
Anadarko Petroleum Corp.   74,700  4,533,356

 SHARES VALUE (NOTE 1)
British Petroleum PLC ADR  438,944 $ 34,978,350
Burlington Resources, Inc.   429,448  19,244,639
Camco International, Inc.   197,600  12,584,650
Canadian Natural Resources Ltd. (a)  117,100  2,506,565
Coastal Corp. (The)  149,500  9,259,656
Cooper Cameron Corp. (a)  206,040  12,568,440
EVI, Inc. (a)  26,200  1,355,850
Murphy Oil Corp.   183,800  9,959,663
National-Oilwell, Inc. (a)  54,800  1,873,475
Newfield Exploration Co. (a)  205,000  4,779,063
Occidental Petroleum Corp.   239,200  7,011,550
Ocean Energy, Inc. (a)  45,000  2,219,063
Oryx Energy Co. (a)  38,100  971,550
Penn West Petroleum Ltd. (a)(c)  16,300  176,164
Petrobras PN (Pfd. Reg.)  40,881,000  9,560,451
Phillips Petroleum Co.   95,300  4,633,963
Pioneer Natural Resources Co.   211,828  6,129,773
Pogo Producing Co.   151,000  4,454,500
Renaissance Energy Ltd. (a)  190,700  3,935,259
Royal Dutch Petroleum Co.   656,800  35,590,350
Santa Fe Energy Resources, Inc.   245,600  2,763,000
Tosco Corp.   583,400  22,059,813
Total SA Class B  151,233  16,445,192
USX-Marathon Group  74,100  2,500,875
United Meridian Corp. (a)  35,900  1,009,688
Unocal Corp.   116,300  4,513,894
Valero Energy Corp.   45,100  1,417,831
Vastar Resources, Inc.   18,700  668,525
YPF Sociedad Anonima Class D  216,600  7,300,807
  247,571,168
TOTAL ENERGY   538,305,667
FINANCE - 12.3%
BANKS - 4.4%
BB&T Corp.   20,300  1,300,469
BHI Corp. (non-vtg.)  19,400  596,550
Banc One Corp.   183,800  9,982,638
Bank of New York Co., Inc.   208,000  12,025,000
BankBoston Corp.   12,500  1,174,219
BankAmerica Corp.   359,400  26,236,200
Comerica, Inc.   116,200  10,487,050
Credit Suisse Group (Reg.)  20,500  3,168,947
Credito Italiano Ord.   1,639,600  5,071,586
Cullen Frost Bankers, Inc.   1,100  66,756
Fifth Third Bancorp  26,950  2,203,163
First Empire State Corp.   1,100  511,500
First Tennessee National Corp.   6,300  420,525
Firstar Corp.   4,600  195,213
Mellon Bank Corp.   99,300  6,020,063
Mercantile Bancorp., Inc.   17,550  1,079,325
National City Corp.   142,800  9,389,100
North Fork Bancorp., Inc.   193,300  6,487,631
Norwest Corp.   119,600  4,619,550
Peoples Heritage Financial Group, Inc.   1,100  50,600
Royal Bank of Canada  19,700  1,041,810
Southwest Bancorp. Texas, Inc.   8,700  270,788
Standard Chartered Bank PLC  190,500  2,040,017
Sterling Bancshares, Inc.   3,500  70,875
Summit Bancorp  17,350  923,888
Texas Regional Bancshares, Inc.
 Class A  174,450  5,320,725
U.S. Bancorp  419,700  46,980,169
Wells Fargo & Co.   59,900  20,332,306
Zions Bancorp  85,500  3,879,563
  181,946,226
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 1.3%
American Express Co.   299,500 $ 26,730,375
Associates First Capital Corp.   56,900  4,047,013
Beneficial Corp.   28,800  2,394,000
Capital Trust Class A (a)  98,100  1,103,625
Finova Group, Inc.   2,800  139,125
Fleet Financial Group, Inc.   37,200  2,787,675
Greenpoint Financial Corp.   154,100  11,181,881
Household International, Inc.   24,100  3,074,256
  51,457,950
FEDERAL SPONSORED CREDIT - 1.5%
Fannie Mae  643,400  36,714,013
Freddie Mac  554,800  23,266,925
  59,980,938
INSURANCE - 3.3%
AFLAC, Inc.   31,400  1,605,325
ARM Financial Group, Inc. Class A  23,000  606,625
ACE Ltd.   39,200  3,782,800
Allmerica Financial Corp.   93,292  4,658,769
Allstate Corp.   315,300  28,652,888
AMBAC, Inc.   7,300  335,800
American General Corp.   62,300  3,368,094
American International Group, Inc.   310,900  33,810,375
Aon Corp.   39,850  2,336,206
Hartford Financial Services Group, Inc.   48,300  4,519,069
Hartford Life, Inc. Class A  3,500  158,594
MGIC Investment Corp.   25,100  1,669,150
Nationwide Financial Services, Inc.
 Class A  3,500  126,438
Progressive Corp. (Ohio)  17,900  2,145,763
Provident Companies, Inc.   15,800  610,275
Reliastar Financial Corp.   126,416  5,206,759
St. Paul Companies, Inc. (The)  22,900  1,879,231
SunAmerica, Inc.   193,250  8,261,438
Torchmark Corp.   115,200  4,845,600
Travelers Group, Inc. (The)  324,199  17,466,221
20th Century Industries  27,600  717,600
UNUM Corp.   195,500  10,630,313
  137,393,333
SAVINGS & LOANS - 1.8%
Ahmanson (H.F.) & Co.   159,500  10,676,531
Astoria Financial Corp.   8,000  446,000
Bank United Corp. Class A  21,500  1,052,156
CenFed Financial Corp.   5,400  243,000
Charter One Financial Corp.   26,880  1,696,800
Coast Savings Financial, Inc. (a)  16,800  1,151,850
Dime Bancorp., Inc.   200,000  6,050,000
Downey Financial Corp.   2,200  62,563
FirstFed Financial Corp. (a)  1,800  69,750
Golden State Bancorp (a)  271,100  10,132,363
Golden West Financial Corp.   54,580  5,338,606
ML Bancorp, Inc.   23,600  708,000
New York Bancorp., Inc.   12,900  511,969
Ocwen Financial Corp. (a)  8,200  208,588
Sovereign Bancorp., Inc.   120,400  2,498,300
TCF Financial Corp.   122,800  4,167,525
Washington Mutual, Inc.   471,350  30,078,022
  75,092,023
SECURITIES INDUSTRY - 0.0%
Guoco Group Ltd.   516,000  1,262,061
TOTAL FINANCE   507,132,531

 SHARES VALUE (NOTE 1)
HEALTH - 3.3%
DRUGS & PHARMACEUTICALS - 1.7%
American Home Products Corp.   11,700 $ 895,050
Andrx Corp. (a)  78,600  2,692,050
Barr Laboratories, Inc. (a)  210,100  7,169,663
Bristol-Myers Squibb Co.   34,700  3,283,488
Elf Sanofi SA  5,800  645,140
Glaxo Wellcome PLC  15,300  362,977
Lilly (Eli) & Co.   270,400  18,826,600
Medimmune, Inc. (a)  34,200  1,466,325
Merck & Co., Inc.   5,900  626,875
NBTY, Inc. (a)  1,200  40,050
Novartis AG (Reg.)  9,111  14,769,542
Parexel International Corp. (a)  27,000  999,000
Pfizer, Inc.   5,900  439,919
Rhone Poulenc SA Class A  2,500  111,895
Sangstat Medical Corp. (a)  5,200  210,600
Schering-Plough Corp.   190,700  11,847,238
Warner-Lambert Co.   52,500  6,510,000
Watson Pharmaceuticals, Inc. (a)  21,600  700,650
  71,597,062
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Arterial Vascular Engineering, Inc. (a)  5,900  383,500
Cardinal Health, Inc.   107,100  8,045,888
Guidant Corp.   9,600  597,600
McKesson Corp.  5,900  638,306
Medtronic, Inc.   90,800  4,749,975
Omnicare, Inc.   4,100  127,100
Sofamor/Danek Group, Inc. (a)  2,900  188,681
Stryker Corp.   3,500  130,375
Sybron International Corp. (a)  62,700  2,942,981
Ventana Medical Systems, Inc. (a)  65,000  991,250
  18,795,656
MEDICAL FACILITIES MANAGEMENT - 1.1%
Beverly Enterprises, Inc.  17,400  226,200
Carematrix Corp. (a)  43,300  1,244,875
HEALTHSOUTH Corp. (a)  618,500  17,163,375
Health Management Associates, Inc.
 Class A (a)  493,150  12,452,038
Safeguard Health Enterprises, Inc. (a) 63,700 859,950 Sunrise Assisted Living, Inc. (a) 86,800 3,743,250
Syncor International Corp. (a)  300  4,838
Tenet Healthcare Corp. (a)  242,900  8,046,063
Trigon Healthcare, Inc.   38,300  1,000,588
  44,741,177
TOTAL HEALTH   135,133,895
HOLDING COMPANIES - 0.5%
Consolidation Capital Corp.   162,300  3,296,719
Norfolk Southern Corp.   490,800  15,122,775
PartnerRe Ltd.   19,100  885,763
  19,305,257
INDUSTRIAL MACHINERY & EQUIPMENT - 6.2%
ELECTRICAL EQUIPMENT - 2.4%
Adtran, Inc. (a)  11,500  316,250
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  420,940  53,460,463
AMETEK, Inc.   79,600  2,149,200
Antec Corp. (a)  1,500  23,438
C&D Technologies, Inc.   19,100  921,575
Common Development
 International Ltd. (a)  5,300  113,078
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Common Development
 International Ltd. (a)(c)  26,400 $ 563,254
ECC International Corp. (a)  363,300  1,112,606
General Electric Co.   16,300  1,196,013
Gilat Satellite Networks Ltd. (a)  40,600  1,162,175
Globecomm Systems, Inc.   48,600  552,825
Leitch Technology Corp. (a)  600  18,048
Loral Space & Communications Ltd. (a) 1,201,400 25,755,013 Omnipoint Corp. (a) 10,800 251,100
Roper Industries, Inc.   53,800  1,519,850
Scientific-Atlanta, Inc.   178,600  2,991,550
Siemens AG  49,580  2,935,930
Titan Corp. (a)  694,400  4,340,000
  99,382,368
INDUSTRIAL MACHINERY & EQUIPMENT - 2.9%
Case Corp.   107,800  6,515,163
Illinois Tool Works, Inc.   138,300  8,315,288
Ingersoll-Rand Co.   207,900  8,419,950
Kaydon Corp.   240,400  7,843,050
Kennametal, Inc.   15,400  797,913
MSC Industrial Direct, Inc. (a)  58,600  2,483,175
Mettler-Toledo International, Inc.   6,100  105,225
New Holland NV  354,500  9,372,094
Stanley Works  58,400  2,755,750
Tyco International Ltd.  1,569,378  70,720,096
  117,327,704
POLLUTION CONTROL - 0.9%
Allied Waste Industries, Inc. (a)  12,300  286,744
Ogden Corp.   67,200  1,894,200
Thermo Instrument Systems, Inc. (a)  138,100  4,755,819
USA Waste Services, Inc. (a)  756,745  29,702,241
  36,639,004
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   253,349,076
MEDIA & LEISURE - 8.7%
BROADCASTING - 5.2%
APT Satellite Holdings Ltd.
 sponsored ADR  201,000  2,361,750
Advanced Communication Systems, Inc.   275,100  2,561,869
American Radio Systems Corp. Class A  89,300  4,760,806
CBS Corp.   1,944,815  57,250,492
CD Radio, Inc. (a)  28,000  474,250
Cablevision Systems Corp. Class A (a)  6,100  584,075
Canal Plus SA  2,200  408,699
Chancellor Media Corp. (a)  16,700  1,246,238
Clear Channel Communications, Inc. (a) 76,000 6,037,250 Comcast Corp. Class A 282,200 8,995,125
Comcast Corp. Class A special  331,600  10,466,125
Cox Communications, Inc. Class A (a)  172,200  6,898,763
Cox Radio, Inc. Class A (a)  900  36,225
Jacor Communications, Inc. Class A (a) 233,800 12,420,625 Metro Networks, Inc. (a) 40,500 1,326,375
Orion Network Systems, Inc. (a)  113,900  1,950,538
PanAmSat Corp. (a)  9,700  418,313
RCN Corp.   49,900  1,709,075
Scandinavian Broadcasting Corp. (a) 33,600 823,200 Smartalk Teleservices, Inc. (a) 35,600 809,900
TCA Cable TV, Inc.   12,400  570,400
Tele-Communications, Inc. (TCI Group),
 Series A  431,013  12,041,426

 SHARES VALUE (NOTE 1)
Tele-Communications, Inc. (TCI
 Ventures Group), Series A  297,587 $ 8,425,432
Telemundo Group, Inc. Class A (a)  136,400  5,575,350
Time Warner, Inc.   940,000  58,280,000
Univision Communications, Inc. Class A (a) 21,200 1,480,025 Westwood One, Inc. (a) 50,000 1,856,250
  209,768,576
ENTERTAINMENT - 1.0%
AMF Bowling, Inc.   34,200  855,000
Bally Total Fitness Holding Corp. (a) 162,800 3,561,250 Cedar Fair LP (depositary unit) 2,600 67,275
Disney (Walt) Co.   293,200  29,045,125
King World Productions, Inc.   16,800  970,200
News Corp. Ltd. ADR  11,700  261,056
Premier Parks, Inc. (a)  92,600  3,750,300
Viacom, Inc.:
 Class A (a)  37,100  1,516,463
 Class B (non-vtg.) (a)  22,700  940,631
  40,967,300
LEISURE DURABLES & TOYS - 0.5%
Authentic Fitness Corp.   11,300  208,344
Callaway Golf Co.   55,600  1,588,075
Champion Enterprises, Inc. (a)  38,700  795,769
Harley-Davidson, Inc.   48,700  1,333,163
Hasbro, Inc.   261,625  8,241,188
Mattel, Inc.   196,550  7,321,488
  19,488,027
LODGING & GAMING - 0.3%
Anchor Gaming (a)  55,500  3,094,125
Four Seasons Hotels, Inc.   155,500  4,894,897
ITT Corp. (a)  57,000  4,723,875
International Game Technology Corp.   25,200  636,300
La Quinta Motor Inns, Inc.   15,100  291,619
Mirage Resorts, Inc. (a)  39,200  891,800
WMS Industries, Inc.   12,900  272,513
  14,805,129
PUBLISHING - 1.3%
ACNielsen Corp. (a)  20,200  492,375
Applied Graphics Technologies, Inc. (a) 34,000 1,810,500 Belo (A.H.) Corp. Class A 15,600 875,550
Central Newspapers, Inc. Class A  3,500  258,781
Cognizant Corp.   71,600  3,190,675
Dow Jones & Co., Inc.   114,300  6,136,481
Dun & Bradstreet Corp.   140,200  4,337,438
Gannett Co., Inc.   9,300  574,856
Harcourt General, Inc.   10,600  580,350
Harte Hanks Communications, Inc.   8,700  322,988
Hollinger International, Inc. Class A  31,300  438,200
Meredith Corp.   53,000  1,891,438
New York Times Co. (The) Class A  24,000  1,587,000
Pearson PLC  709,000  9,239,493
Playboy Enterprises, Inc. Class B (a) 30,400 476,900 Scholastic Corp. (a) 4,500 168,750
Times Mirror Co. Class A  106,800  6,568,200
Tribune Co.   113,400  7,059,150
US WEST Media Group (a)  167,400  4,833,675
Wolters Kluwer NV  12,200  1,576,699
  52,419,499
RESTAURANTS - 0.4%
CKE Restaurants, Inc.   57,800  2,434,825
Chart House Enterprises, Inc. (a)  55,800  352,238
Famous Daves America, Inc. (a)  16,100  143,894
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - CONTINUED
Fine Host Corp. (a)  15,300 $ 93,713
Morton's Restaurant Group, Inc. (a)  288,100  5,834,025
O Charleys, Inc. (a)  33,600  588,000
Papa John's International, Inc. (a)  19,400  676,575
Star Buffet, Inc.   6,000  69,000
Starbucks Corp. (a)  85,300  3,273,388
Wendy's International, Inc.   169,400  4,076,188
  17,541,846
TOTAL MEDIA & LEISURE   354,990,377
NONDURABLES - 3.0%
AGRICULTURE - 0.1%
Delta & Pine Land Co.   1,700  51,850
Pioneer Hi-Bred International, Inc.   46,100  4,944,225
  4,996,075
BEVERAGES - 0.4%
Cadbury-Schweppes PLC Ord.   1,103,097  11,149,456
Canadaigua Wine Co. Class A (a)  3,200  177,200
Celestial Seasonings, Inc. (a)  1,200  37,800
PepsiCo, Inc.   100,600  3,665,613
  15,030,069
FOODS - 1.4%
CPC International, Inc.   48,100  5,182,775
Campbell Soup Co.   51,700  3,005,063
Dole Food, Inc.   50,400  2,305,800
Flowers Industries, Inc.   44,800  921,200
General Mills, Inc.   3,500  250,688
Hershey Foods Corp.   59,500  3,685,281
Interstate Bakeries Corp.  55,200  2,063,100
Nabisco Holdings Corp. Class A  27,800  1,346,563
Nestle SA (Reg.)  6,535  9,784,620
Quaker Oats Co.   103,700  5,470,175
Ralston Purina Co.   18,800  1,747,225
Sara Lee Corp.   221,100  12,450,694
Suiza Foods Corp. (a)  76,100  4,532,706
Tomkins PLC Ord.   752,226  3,569,162
Tootsie Roll Industries, Inc.   17,355  1,084,688
Universal Foods Corp.   3,300  139,425
  57,539,165
HOUSEHOLD PRODUCTS - 1.1%
Dial Corp.   188,100  3,914,831
Gillette Co.   189,400  19,022,863
Estee Lauder Companies, Inc.   7,600  390,925
Procter & Gamble Co.   1,200  95,775
Unilever NV:
 Ord.   308,840  19,050,086
 ADR  41,800  2,609,888  45,084,368
TOBACCO - 0.0%
Consolidated Cigar Holdings, Inc.
 Class A (a)  52,300  1,441,519
Swisher International Group, Inc.
 Class A  47,600  809,200
  2,250,719
TOTAL NONDURABLES   124,900,396
PRECIOUS METALS - 0.4%
Barrick Gold Corp.   56,400  1,051,422
Euro-Nevada Mining Ltd.   391,000  5,292,470
Franco-Nevada Mining Corp.   465,300  9,146,186

 SHARES VALUE (NOTE 1)
Franco-Nevada Mining Corp. (c)  28,300 $ 556,280
Indochina Goldfields Ltd. (a)  185,300  377,198
Indochina Goldfields Ltd. (a)(c)  75,600  153,892
  16,577,448
RETAIL & WHOLESALE - 7.1%
APPAREL STORES - 0.8%
Abercrombie & Fitch Co. (a)  11,200  350,000
Charming Shoppes, Inc. (a)  1,315,300  6,165,469
Footstar, Inc. (a)  17,500  470,313
Gap, Inc.   329,750  11,685,516
Goody's Family Clothing (a)  86,800  2,359,875
Limited, Inc. (The)  150,800  3,845,400
Payless ShoeSource, Inc. (a)  2,888  193,857
Ross Stores, Inc.   5,400  196,425
TJX Companies, Inc.   278,900  9,587,188
  34,854,043
DRUG STORES - 1.2%
CVS Corp.   730,961  46,827,189
General Nutrition Companies, Inc. (a)  20,800  707,200
  47,534,389
GENERAL MERCHANDISE STORES - 1.6%
Costco Companies, Inc. (a)  190,600  8,505,525
Dayton Hudson Corp.   105,700  7,134,750
Federated Department Stores, Inc. (a)  102,000  4,392,375
Meyer (Fred), Inc. (a)  166,200  6,045,525
99 Cents Only Stores (a)  62,500  1,843,750
Nordstrom, Inc.   26,700  1,612,013
Proffitts, Inc. (a)  65,400  1,859,813
Stein Mart, Inc. (a)  179,800  4,809,650
Wal-Mart Stores, Inc.   787,000  31,037,313
Woolworth Corp. (a)  7,100  144,663
  67,385,377
GROCERY STORES - 1.3%
Albertson's, Inc.   3,500  165,813
Asda Group PLC  890,800  2,604,978
Dominick's Supermarkets, Inc. (a)  166,900  6,091,850
Loblaw Companies Ltd.   41,800  757,315
Quality Food Centers, Inc. (a)  146,400  9,808,800
Richfood Holdings, Inc. Class A  269,800  7,621,850
Safeway, Inc. (a)  347,100  21,954,075
Whole Foods Market, Inc. (a)  53,200  2,719,850
  51,724,531
RETAIL & WHOLESALE, MISCELLANEOUS - 2.2%
Boots Co. PLC Class L (The)  222,460  3,212,397
Brylane, Inc.   93,500  4,604,875
Circuit City Stores, Inc. -
 Circuit City Group  222,500  7,912,656
Hancock Fabrics, Inc.   92,700  1,344,150
Home Depot, Inc.   593,100  34,918,763
Lowe's Companies, Inc.   142,300  6,785,931
Staples, Inc. (a)  423,900  11,763,225
Tandy Corp.   34,900  1,345,831
Tele-Communications Liberty Media
 Group, Series A (a)  11,700  424,125
Toys "R" Us, Inc. (a)  69,007  2,169,408
U.S.A. Floral Products, Inc.   83,800  1,319,850
U.S. Office Products Co. (a)  674,150  13,230,194
Williams-Sonoma, Inc. (a)  48,000  2,010,000
  91,041,405
TOTAL RETAIL & WHOLESALE   292,539,745
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 2.7%
ADVERTISING - 0.3%
CMG Information Services, Inc. (a)  5,100 $ 154,275
Interpublic Group of Companies, Inc.   57,300  2,854,256
Lamar Advertising Co. Class A (a)  16,500  655,875
Omnicom Group, Inc.   59,800  2,534,025
Outdoor Systems, Inc. (a)  284,850  7,287,412
  13,485,843
EDUCATIONAL SERVICES - 0.1%
Apollo Group, Inc. Class A (a)  53,600  2,532,600
LEASING & RENTAL - 0.3%
Budget Group, Inc. Class A (a)  72,800  2,516,150
Central Parking Corp.   8,550  387,422
Hertz Corp. Class A  152,700  6,146,175
Rental Service Corp. (a)  5,000  122,813
Ryder Systems, Inc.   66,000  2,161,500
U.S. Rentals, Inc.   1,200  28,200
United Rentals, Inc.   50,000  965,625
  12,327,885
PRINTING - 0.2%
Big Flower Holdings, Inc. (a)  195,900  4,726,088
Standard Register Co.   72,300  2,512,425
United Stationers, Inc. (a)  4,100  197,313
Valassis Communications, Inc. (a)  40,900  1,513,300
Wallace Computer Services, Inc.   5,200  202,150
  9,151,276
SERVICES - 1.8%
APAC Teleservices, Inc. (a)  477,900  6,451,650
AccuStaff, Inc. (a)  98,800  2,272,400
Block (H & R), Inc.   96,700  4,333,369
Borg Warner Security Corp. (a)  43,700  770,213
Cendant Corp. (a)  917,787  31,548,928
Coach USA, Inc. (a)  5,100  170,850
Devry, Inc. (a)  4,000  127,500
Ecolab, Inc.   211,800  11,741,663
Hays PLC  283,000  3,785,889
Medialink Worldwide, Inc.   14,000  189,000
NCO Group, Inc. (a)  65,950  1,698,213
Rentokil Initial PLC  564,344  2,463,855
Robert Half International, Inc. (a)  57,050  2,282,000
Securitas AB Class B  64,500  1,951,072
ServiceMaster Co.   34,300  1,003,275
Snyder Communications, Inc. (a)  90,200  3,292,300
  74,082,177
TOTAL SERVICES   111,579,781
TECHNOLOGY - 11.2%
COMMUNICATIONS EQUIPMENT - 3.4%
ADC Telecommunications, Inc. (a)  69,800  2,914,150
Advanced Fibre Communication, Inc. (a)  556,200  16,199,325
Applied Signal Technology, Inc. (a)  2,500  34,375
Aspect Telecommunications Corp. (a)  14,300  298,513
Ciena Corp.   389,000  23,777,625
Cisco Systems, Inc. (a)  97,200  5,418,900
Comdial Corp. (a)  5,000  46,250
Davox Corp. (a)  70,650  2,304,956
Ericsson (L.M.) Telephone Co.
 Class B ADR  8,300  309,694
Inter-Tel, Inc.   118,500  2,295,938
Intermedia Communications, Inc. (a)  120,525  7,321,894
Lucent Technologies, Inc.   608,300  48,587,963
Newbridge Networks Corp. (a)  140,700  4,906,913

 SHARES VALUE (NOTE 1)
Northern Telecom Ltd.   185,300 $ 16,481,337
Tellabs, Inc. (a)  140,800  7,444,800
Teledata Communications Ltd. (a)  61,700  1,126,025
  139,468,658
COMPUTER SERVICES & SOFTWARE - 4.1%
America Online, Inc. (a)  32,800  2,925,350
At Home Corp., Series A  7,400  185,925
Automatic Data Processing, Inc.   257,700  15,816,338
Avant Corp. (a)  50,000  837,500
BMC Software, Inc. (a)  5,300  347,813
Broderbund Software, Inc. (a)  101,200  2,593,250
CBT Group PLC sponsored ADR (a)  16,800  1,379,700
CSG Systems International, Inc. (a)  2,500  100,000
Cambridge Technology Partners
 Massachusetts, Inc. (a)  6,300  262,238
Cap Gemini Sogeti SA  71,266  5,838,760
Ceridian Corp. (a)  222,916  10,212,339
Checkfree Corp. (a)  15,300  413,100
Ciber, Inc. (a)  14,800  858,400
Citrix Systems, Inc. (a)  70,500  5,358,000
CompuServe Corp. (a)  47,900  580,788
Computer Sciences Corp. (a)  10,500  876,750
Cybermedia, Inc. (a)  26,500  399,156
DST Systems, Inc. (a)  35,000  1,494,063
DR Solomons Group PLC
 sponsored ADR (a)  6,900  222,525
Electronic Arts, Inc. (a)  145,160  5,488,863
Electronic Data Systems Corp.  97,200  4,270,725
Engineering Animation, Inc. (a)  46,700  2,148,200
Equifax, Inc.   134,300  4,759,256
HBO & Co.   123,400  5,923,200
ICG Communications, Inc. (a)  47,800  1,302,550
Industrial-Matematik International Corp. (a)  84,600  2,495,700
International Telecommunications Data
 Systems, Inc. (a)  500  16,000
Intersolv, Inc. (a)  22,600  457,650
Keane, Inc. (a)  56,600  2,299,375
Lycos, Inc. (a)  140,700  5,821,463
Micro Focus Group (a)  6,600  259,333
Micro Focus Group PLC, ADR (a)  6,300  254,363
Microsoft Corp. (a)  438,000  56,611,500
Misys PLC Ord.   35,363  1,071,994
Networks Associates, Inc. (a)  39,300  2,077,988
New Era of Networks, Inc.   26,900  302,625
Open Market, Inc. (a)  48,900  470,663
PRT Group, Inc.   15,800  179,725
Parametric Technology Corp. (a)  20,000  947,500
Pegasus Systems, Inc.   4,600  68,425
PeopleSoft, Inc. (a)  95,700  3,732,300
Quadramed Corp. (a)  4,100  112,750
Saville Systems Ireland PLC
 sponsored ADR (a)  56,300  2,336,450
Shared Medical Systems Corp.   10,100  666,600
SportsLine USA, Inc.   23,800  255,850
Veritas Software Corp. (a)  4,050  206,550
Visio Corp. (a)  35,700  1,369,988
Yahoo, Inc. (a)  150,200  10,401,350
  167,010,931
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Applied Magnetics Corp. (a)  35,000  389,375
Compaq Computer Corp.   28,400  1,602,825
Dell Computer Corp. (a)  34,300  2,881,200
Diebold, Inc.   26,175  1,325,109
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
EMC Corp. (a)  1,081,500 $ 29,673,656
International Business Machines Corp.   1,500  156,844
Kronos, Inc. (a)  50,700  1,562,194
Overland Data, Inc.   6,300  34,650
Pitney Bowes, Inc.   44,600  4,011,213
SCI Systems, Inc. (a)  11,200  487,900
Sequent Computer Systems, Inc. (a)  61,200  1,224,000
Symbol Technologies, Inc.   149,400  5,639,850
Unisys Corp. (a)  614,800  8,530,350
Western Digital Corp. (a)  50,000  803,125
  58,322,291
ELECTRONIC INSTRUMENTS - 0.7%
JDS Fitel, Inc. (a)  36,700  2,183,439
JDS Fitel, Inc. (a)(c)  23,000  1,368,368
KLA-Tencor Corp.   1,400  54,075
Lam Research Corp. (a)  26,600  778,050
Laser Power Corp.   100,000  887,500
Perkin-Elmer Corp.   33,900  2,409,019
Tektronix, Inc.   29,600  1,174,750
Teradyne, Inc. (a)  700  22,400
Thermo Electron Corp. (a)  337,400  15,014,300
Thermo Optek Corp.   7,800  119,925
Thermo Vision Corp.   1,092  8,873
Thermoquest Corp. (a)  23,900  433,188
Waters Corp. (a)  160,300  6,031,288
  30,485,175
ELECTRONICS - 1.6%
Celeritek, Inc. (a)  28,600  400,400
DII Group, Inc. (a)  43,500  1,185,375
Etec Systems, Inc. (a)  1,900  88,350
Griffon Corp. (a)  118,300  1,730,138
Intel Corp.   198,000  13,909,500
International Rectifier Corp. (a)  3,800  44,888
Maxim Integrated Products, Inc. (a)  111,100  3,832,950
Maxwell Technologies, Inc. (a)  11,800  274,350
Micro Linear Corp. (a)  17,000  133,875
National Semiconductor Corp. (a)  178,600  4,632,438
Power Intergrations, Inc.   41,400  382,950
Semtech Corp. (a)  23,900  935,088
Solectron Corp. (a)  2,000  83,125
Storage Technology Corp. (a)  12,400  768,025
Texas Instruments, Inc.   477,400  21,483,000
Uniphase Corp. (a)  125,600  5,196,700
Vitesse Semiconductor Corp. (a)  94,700  3,574,925
Xilinx, Inc. (a)  75,000  2,629,688
Zero Corp.   71,300  2,112,263
  63,398,028
PHOTOGRAPHIC EQUIPMENT - 0.0%
Polaroid Corp.   5,800  282,388
TOTAL TECHNOLOGY   458,967,471
TRANSPORTATION - 1.1%
AIR TRANSPORTATION - 0.6%
AMR Corp. (a)  7,800  1,002,300
ASA Holdings, Inc.   8,100  230,344
Comair Holdings, Inc.   9,450  227,981
Continental Airlines, Inc. Class B (a)  144,500  6,954,063
Delta Air Lines, Inc.   53,500  6,366,500
Southwest Airlines Co.   175,550  4,322,919
US Airways Group, Inc. (a)  51,200  3,200,000

 SHARES VALUE (NOTE 1)
Viad Corp.   141,200 $ 2,726,925
Virgin Express Holdings PLC
 sponsored ADR  34,700  720,025
  25,751,057
RAILROADS - 0.1%
Bombardier, Inc. Class B  37,900  779,448
Canadian National Railway Co.   19,600  922,724
Wisconsin Central Transportation Corp. (a)  54,400  1,271,600
  2,973,772
SHIPPING - 0.0%
OMI Corp. (a)  16,200  148,838
TRUCKING & FREIGHT - 0.4%
C.H. Robinson Worldwide, Inc.   80,300  1,796,713
CNF Transportation, Inc.   93,300  3,580,388
Swift Transportation Co., Inc. (a)  119,200  3,859,100
USFreightways Corp.   135,100  4,390,750
Yellow Corp. (a)  78,800  1,979,850  15,606,801
TOTAL TRANSPORTATION   44,480,468
UTILITIES - 4.6%
CELLULAR - 0.9%
AirTouch Communications, Inc. (a)  292,900  12,173,656
Mobile Telecommunications
 Technologies, Inc. (a)  320,800  7,057,600
Orange PLC (a)  1,012,449  4,403,546
Vodafone Group PLC sponsored ADR  182,600  13,238,500
  36,873,302
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   6,500  335,563
Edison International  99,300  2,699,719
GPU, Inc.   6,500  273,813
National Grid Co. PLC  1,865,600  8,882,635
  12,191,730
GAS - 0.0%
El Paso Natural Gas Co.  10,900  724,850
TELEPHONE SERVICES - 3.4%
ACC Corp. (a)  12,200  616,100
AT&T Corp.   679,000  41,588,750
American Communication Services, Inc.   6,000  76,875
Brooks Fiber Properties, Inc. (a)  165,600  9,108,000
Energis PLC (a)  788,200  3,311,327
EXCEL Communications, Inc. (a)  45,386  658,097
GST Telecommunications, Inc. (a)  11,700  144,495
GTE Corp.   17,600  919,600
LCI International, Inc. (a)  31,700  974,775
MCI Communications Corp.   99,000  4,238,438
McLeodUSA, Inc. Class A (a)  199,700  6,390,400
Metromedia Fiber Network, Inc. Class A (a) 114,900 1,910,213 NEXTLINK Communications, Inc. Class A 190,200 4,053,638
Qwest Communications
 International, Inc.   44,300  2,635,850
Startec Global Communications Corp.   8,500  190,188
Tel-Save Holdings, Inc. (a)  80,200  1,593,975
Teleport Communications Group, Inc.
 Class A (a)  266,900  14,646,138
WorldCom, Inc. (a)  1,584,490  47,930,823
  140,987,682
TOTAL UTILITIES   190,777,564
TOTAL COMMON STOCKS
 (Cost $2,719,654,731)   3,472,261,202
PREFERRED STOCKS - 1.6%
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 1.0%
CONSTRUCTION & REAL ESTATE - 0.9%
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Vornado Realty Trust, Series A, $3.25  569,000 $ 37,554,000
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E,
 $7.00  9,600  3,648,000
TOTAL CONVERTIBLE PREFERRED STOCKS   41,202,000
NONCONVERTIBLE PREFERRED STOCKS - 0.6%
TECHNOLOGY - 0.2%
COMPUTER SERVICES & SOFTWARE - 0.2%
SAP AG (Systeme Anwendungen
 Produkte)  23,100  7,346,789
UTILITIES - 0.4%
TELEPHONE SERVICES - 0.4%
Telecom Italia Spa  1,258,100  5,527,944
Telecom Italia Mobile Spa de Risp  3,911,600  11,066,704
  16,594,648
TOTAL NONCONVERTIBLE PREFERRED STOCKS   23,941,437
TOTAL PREFERRED STOCKS
 (Cost $49,646,507)   65,143,437
CONVERTIBLE BONDS - 0.1%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) (D) AMOUNT
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
Home Shopping Network, Inc.
 5 7/8%, 3/1/06 B3 $ 29,000  55,825
Jacor Communications, Inc.
 liquid yield option notes
 0%, 6/12/11 B3  302,000  223,480
  279,305
TECHNOLOGY - 0.1%
ELECTRONICS - 0.1%
Kent Electronics Corp.
 4 1/2%, 9/1/04 B  1,036,000  844,340
National Semiconductor Corp.
 6 1/2%, 10/1/02 (c) Ba2  863,000  854,370  1,698,710
TOTAL CONVERTIBLE BONDS
 (Cost $1,970,383)   1,978,015
U.S. TREASURY OBLIGATIONS - 4.7%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (D) AMOUNT (NOTE 1)
U.S. Treasury Bill, yield at date
 of purchase 5.17% to 5.30%,
 1/8/98 - $ 1,400,000 $ 1,398,799
7 5/8%, 2/15/25 Aaa  32,500,000  39,441,675
6 7/8%, 8/15/25 Aaa  35,500,000  39,582,500
6%, 2/15/26 Aaa  36,650,000  36,604,188
6.75%, 8/15/26 Aaa  31,900,000  35,119,986
6 1/2%, 11/15/26 Aaa  32,000,000  34,160,000
6.625%, 2/15/27 Aaa  6,000,000  6,513,720
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $187,334,456)   192,820,868
CASH EQUIVALENTS - 9.0%
 SHARES
Taxable Central Cash Fund (b)
 (Cost $370,108,195)  370,108,195  370,108,195
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $3,328,714,272)  $ 4,102,311,717
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,672,328 or 0.1% of net assets.
(d) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Cutter & Buck, Inc.  $ - $ 130,000 $ - $ -
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $5,112,205,447 and $4,260,071,379, respectively, of which U.S. government and government agency obligations aggregated $177,970,617 and $101,337,300, respectively.
The market value of futures contracts opened and closed during the period amounted to $428,556,420 and $433,499,363, respectively.
The fund participated in the interfund lending program as a lender. The maximum loan and average daily balances during the period for which loans were outstanding amounted to $36,999,000 and $15,594,143, respectively. The weighted average interest rate was 5.42%. Interest earned from the interfund lending program amounted to $16,435 and is included in interest income on the Statement of Operations (see Note 2 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,393,069 for the period (See Note 4 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  86.6%
United Kingdom  3.0
Netherlands   2.0
France  2.0
Canada  1.6
Netherland Antilles  1.5
Others (individually less than 1%)  3.3
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $3,343,898,030. Net unrealized appreciation aggregated $758,413,687, of which $827,033,531 related to appreciated investment securities and $68,619,844 related to depreciated investment securities.
The fund hereby designates approximately $93,685,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997


ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $3,328,714,272) -                  $ 4,102,311,717
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                              34,916,320

RECEIVABLE FOR FUND SHARES SOLD                                              3,882,934

DIVIDENDS RECEIVABLE                                                         3,274,119

INTEREST RECEIVABLE                                                          5,708,799

OTHER RECEIVABLES                                                            4,360

 TOTAL ASSETS                                                                4,150,098,249

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                     $ 338,891

PAYABLE FOR INVESTMENTS PURCHASED                              33,485,815

PAYABLE FOR FUND SHARES REDEEMED                               2,420,806

ACCRUED MANAGEMENT FEE                                         1,997,883

DISTRIBUTION FEES PAYABLE                                      176

OTHER PAYABLES AND                                             264,050
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                           38,507,621

NET ASSETS                                                                  $ 4,111,590,628

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                             $ 3,113,875,544

UNDISTRIBUTED NET INVESTMENT INCOME                                          28,707,467

ACCUMULATED UNDISTRIBUTED                                                    195,426,546
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                    773,581,071
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES


NET ASSETS          $ 4,111,590,628

INITIAL CLASS:                                       $19.94
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($4,107,868,394 (DIVIDED BY) 206,036,653
SHARES)

SERVICE CLASS:                                       $19.93
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($3,722,234 (DIVIDED BY) 186,727 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                 $ 32,015,420
DIVIDENDS

INTEREST                                                                           20,167,606

 TOTAL INCOME                                                                      52,183,026

EXPENSES

MANAGEMENT FEE                                                     $ 19,646,719

TRANSFER AGENT FEES                                                 2,233,719

DISTRIBUTION FEES - SERVICE CLASS                                   214

ACCOUNTING FEES AND EXPENSES                                        807,242

NON-INTERESTED TRUSTEES' COMPENSATION                               12,885

CUSTODIAN FEES AND EXPENSES                                         456,296

REGISTRATION FEES                                                   13,357

AUDIT                                                               35,542

LEGAL                                                               17,862

MISCELLANEOUS                                                       153,919

 TOTAL EXPENSES BEFORE REDUCTIONS                                   23,377,755

 EXPENSE REDUCTIONS                                                 (893,160       22,484,595
                                                                   )

NET INVESTMENT INCOME                                                              29,698,431

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING                                   202,977,032
 REALIZED GAIN (LOSS) OF $2,496
 ON SALES OF INVESTMENTS IN
 AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                      (33,502
                                                                   )

 FUTURES CONTRACTS                                                  1,625,426      204,568,956

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              450,994,116

 ASSETS AND LIABILITIES IN                                          (16,697        450,977,419
 FOREIGN CURRENCIES                                                )

NET GAIN (LOSS)                                                                    655,546,375

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 685,244,806

OTHER INFORMATION                                                                 $ 875,045
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                                18,115

                                                                                  $ 893,160


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS              $ 29,698,431      $ 20,976,837
NET INVESTMENT
INCOME

 NET REALIZED GAIN       204,568,956       49,001,422
(LOSS)

 CHANGE IN NET           450,977,419       254,150,553
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE            685,244,806       324,128,812
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO         (21,846,321)      -
SHAREHOLDERS
FROM NET INVESTMENT
INCOME

 FROM NET REALIZED       (57,736,705)      (9,296,351)
GAIN

 TOTAL DISTRIBUTIONS     (79,583,026)      (9,296,351)

SHARE TRANSACTIONS -     1,111,825,789     1,202,270,854
NET INCREASE
(DECREASE)

  TOTAL INCREASE         1,717,487,569     1,517,103,315
(DECREASE) IN NET
ASSETS

NET ASSETS

 BEGINNING OF PERIOD     2,394,103,059     876,999,744

 END OF PERIOD          $ 4,111,590,628   $ 2,394,103,059
(INCLUDING
UNDISTRIBUTED NET
INVESTMENT INCOME
OF $28,707,467 AND
$20,976,837,
RESPECTIVELY)


OTHER INFORMATION

                    YEAR ENDED DECEMBER 31, 1997             YEAR ENDED DECEMBER 31, 1996

                    SHARES                         DOLLARS   SHARES                         DOLLARS



SHARE TRANSACTIONS       80,344,594     $ 1,456,514,379    92,660,951     $ 1,380,209,873
INITIAL CLASS
 SOLD

  REINVESTED             4,834,935       79,583,026        674,626         9,296,351

  REDEEMED               (23,702,843)    (427,936,465)     (12,369,121)    (187,235,370)

  NET INCREASE           61,476,686     $ 1,108,160,940    80,966,456     $ 1,202,270,854
(DECREASE)

 SERVICE CLASS A         186,727        $ 3,664,849        -              $ -
 SOLD

  REINVESTED             -               -                 -               -

  REDEEMED               -               -                 -               -

  NET INCREASE           186,727        $ 3,664,849        -              $ -
(DECREASE)

DISTRIBUTIONS                           $ 21,846,321                      $ -
INITIAL CLASS - NET
INVESTMENT INCOME

 INITIAL CLASS - NET                     57,736,705                        9,296,351
REALIZED GAIN

 TOTAL                                  $ 79,583,026                      $ 9,296,351

 SERVICE CLASS - NET                     -                                 -
INVESTMENT INCOME

 SERVICE CLASS - NET                     -                                 -
REALIZED GAIN

 TOTAL                                  $ -                               $ -

                                        $ 79,583,026                      $ 9,296,351



1. SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS
                          YEARS ENDED DECEMBER 31,          JANUARY 3, 1995
                                                            (COMMENCEMENT
                                                            OF OPERATIONS) TO
                                                            DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995

NET ASSET VALUE,           $ 16.56       $ 13.79       $ 10.00
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT             .16 D         .14           .06
INCOME

 NET REALIZED AND           3.73          2.76          3.91
UNREALIZED GAIN (LOSS)


 TOTAL FROM                 3.89          2.90          3.97
INVESTMENT
OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT        (.14)         -             (.06)
INCOME

 FROM NET REALIZED          (.37)         (.13)         (.12)
GAIN

 TOTAL DISTRIBUTIONS        (.51)         (.13)         (.18)

NET ASSET VALUE, END OF    $ 19.94       $ 16.56       $ 13.79
PERIOD

TOTAL RETURN B, C           24.14%        21.22%        39.72%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END OF         $ 4,107,868   $ 2,394,103   $ 877,000
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO        .71%          .74%          .72%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO        .68% F        .71% F        .72%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT     .90%          1.33%         1.07%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE     142%          178%          132%

AVERAGE COMMISSION         $ .0336       $ .0343
RATE G

FINANCIAL HIGHLIGHTS - SERVICE CLASS
                          YEAR ENDED
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1997 E

NET ASSET VALUE,           $ 19.99
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT             .03 D
INCOME

 NET REALIZED AND           (.09)
UNREALIZED GAIN (LOSS)


 TOTAL FROM                 (.06)
INVESTMENT
OPERATIONS

NET ASSET VALUE, END OF    $ 19.93
PERIOD

TOTAL RETURN B, C           (.30)%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END OF         $ 3,722
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO        .81% A
AVERAGE NET ASSETS

RATIO OF EXPENSES TO        .78% A,
AVERAGE NET ASSETS          F
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT     1.14% A
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER          142%

AVERAGE COMMISSION         $ .0336
RATE G

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE TO YOUR
INSURANCE COMPANY'S SEPARATE ACCOUNT.
INCLUSION OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 6 OF NOTES TO FINANCIAL
STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SERVICE
CLASS SHARES) TO DECEMBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES (SEE NOTE
6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED.  THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                    PAST 1   PAST 5   PAST 10
DECEMBER 31, 1997                YEAR     YEARS    YEARS

VIP: GROWTH - "INITIAL CLASS"    23.48%   18.00%   17.19%

S&P 500 (REGISTERED TRADEMARK)   33.36%   20.27%   18.05%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare these figures to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has
a history of long-term growth and short-term volatility.
In turn, the share price and return of a fund that
invests in stocks will vary. That means if you sell
your shares during a market downturn, you might
lose money. But if you can ride out the market's ups
and downs, you may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER THE PAST 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971231 19980109 105514 S00000000000001
             VIP Growth                  S&P 500
             00151                       SP001
  1987/12/31      10000.00                    10000.00
  1988/01/31      10216.96                    10421.00
  1988/02/29      11045.36                    10906.62
  1988/03/31      10946.75                    10569.60
  1988/04/30      11084.81                    10686.93
  1988/05/31      10986.19                    10779.90
  1988/06/30      11538.46                    11274.70
  1988/07/31      11479.29                    11231.86
  1988/08/31      11203.16                    10849.97
  1988/09/30      11518.74                    11312.18
  1988/10/31      11548.32                    11626.66
  1988/11/30      11439.84                    11460.40
  1988/12/31      11558.19                    11660.96
  1989/01/31      12386.59                    12514.54
  1989/02/28      12130.18                    12202.93
  1989/03/31      12496.89                    12487.26
  1989/04/30      13157.78                    13135.34
  1989/05/31      13628.42                    13667.32
  1989/06/30      13448.17                    13589.42
  1989/07/31      14649.80                    14816.55
  1989/08/31      14900.14                    15106.95
  1989/09/30      15030.31                    15045.01
  1989/10/31      14609.74                    14695.97
  1989/11/30      14850.07                    14995.77
  1989/12/31      15200.54                    15355.66
  1990/01/31      14319.35                    14325.30
  1990/02/28      14456.13                    14510.09
  1990/03/31      14632.80                    14894.61
  1990/04/30      14206.71                    14522.25
  1990/05/31      15464.21                    15938.17
  1990/06/30      15786.38                    15829.79
  1990/07/31      15536.96                    15779.13
  1990/08/31      13936.50                    14352.70
  1990/09/30      12502.32                    13653.72
  1990/10/31      12055.43                    13595.01
  1990/11/30      13032.34                    14473.25
  1990/12/31      13416.87                    14877.05
  1991/01/31      14310.63                    15525.69
  1991/02/28      15378.27                    16635.78
  1991/03/31      15842.36                    17038.36
  1991/04/30      15694.69                    17079.26
  1991/05/31      16622.87                    17817.08
  1991/06/30      15388.82                    17001.06
  1991/07/31      16854.92                    17793.31
  1991/08/31      17603.79                    18215.01
  1991/09/30      17740.91                    17910.82
  1991/10/31      18289.38                    18150.82
  1991/11/30      17245.18                    17419.34
  1991/12/31      19523.44                    19412.12
  1992/01/31      20715.31                    19051.05
  1992/02/29      21148.67                    19298.72
  1992/03/31      19852.53                    18922.39
  1992/04/30      19074.84                    19478.71
  1992/05/31      18912.83                    19574.15
  1992/06/30      18178.35                    19282.50
  1992/07/31      18880.42                    20071.15
  1992/08/31      18361.97                    19659.70
  1992/09/30      18686.00                    19891.68
  1992/10/31      19409.68                    19961.30
  1992/11/30      20705.82                    20641.98
  1992/12/31      21343.09                    20895.88
  1993/01/31      21764.33                    21071.40
  1993/02/28      21315.66                    21357.97
  1993/03/31      22165.64                    21808.63
  1993/04/30      21933.82                    21280.86
  1993/05/31      23567.55                    21851.19
  1993/06/30      23810.40                    21914.55
  1993/07/31      23744.17                    21826.90
  1993/08/31      24936.34                    22654.14
  1993/09/30      25399.97                    22479.70
  1993/10/31      25642.82                    22945.03
  1993/11/30      24605.18                    22727.05
  1993/12/31      25477.24                    23002.05
  1994/01/31      26117.48                    23784.12
  1994/02/28      25848.10                    23139.57
  1994/03/31      24673.72                    22130.68
  1994/04/30      24826.39                    22413.96
  1994/05/31      24250.94                    22781.54
  1994/06/30      23017.85                    22223.40
  1994/07/31      23816.42                    22952.32
  1994/08/31      25166.96                    23893.37
  1994/09/30      24861.62                    23307.98
  1994/10/31      25871.59                    23832.41
  1994/11/30      24838.13                    22964.43
  1994/12/31      25472.30                    23305.00
  1995/01/31      24990.80                    23909.30
  1995/02/28      26025.74                    24841.04
  1995/03/31      26970.42                    25574.10
  1995/04/30      27879.67                    26327.26
  1995/05/31      28966.04                    27379.56
  1995/06/30      31528.47                    28015.58
  1995/07/31      34645.89                    28944.58
  1995/08/31      35070.99                    29017.23
  1995/09/30      35980.24                    30241.76
  1995/10/31      35614.18                    30133.80
  1995/11/30      35590.56                    31456.67
  1995/12/31      34480.57                    32062.53
  1996/01/31      35023.76                    33153.93
  1996/02/29      36198.02                    33461.27
  1996/03/31      36337.73                    33783.50
  1996/04/30      37760.25                    34281.47
  1996/05/31      38941.45                    35165.59
  1996/06/30      38179.38                    35299.57
  1996/07/31      35258.14                    33740.04
  1996/08/31      36312.33                    34451.61
  1996/09/30      38750.93                    36390.55
  1996/10/31      38662.02                    37394.20
  1996/11/30      40808.50                    40220.83
  1996/12/31      39551.10                    39424.06
  1997/01/31      41824.59                    41887.27
  1997/02/28      40873.81                    42215.67
  1997/03/31      38583.29                    40481.03
  1997/04/30      40439.40                    42897.74
  1997/05/31      43243.30                    45509.36
  1997/06/30      45020.42                    47548.18
  1997/07/31      48403.54                    51331.58
  1997/08/31      46534.27                    48455.99
  1997/09/30      49232.86                    51109.92
  1997/10/31      47376.76                    49402.85
  1997/11/30      48732.63                    51689.71
  1997/12/31      48837.95                    52577.22
IMATRL PRASUN   SHR__CHT 19971231 19980109 105518 R00000000000123
Let's say hypothetically that $10,000 was invested in VIP: Growth Portfolio on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $48,838 - a 388.38% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $52,577 - a 425.77% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                % OF FUND'S
                                INVESTMENTS

PHILIP MORRIS COMPANIES, INC.   4.8

WAL-MART STORES, INC.           2.6

AMERICAN HOME PRODUCTS CORP.    2.5

MICROSOFT CORP.                 2.4

FANNIE MAE                      2.1

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                     % OF FUND'S
                     INVESTMENTS

TECHNOLOGY           21.3

HEALTH               16.5

FINANCE              10.2

NONDURABLES          9.3

RETAIL & WHOLESALE   8.9

ASSET ALLOCATION AS OF DECEMBER 31, 1997 *
ROW: 1, COL: 1, VALUE: 4.5
ROW: 1, COL: 2, VALUE: 95.5
STOCKS  95.5%
SHORT-TERM INVESTMENTS 4.5%
FOREIGN INVESTMENTS 6.0%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                    PAST 1   PAST 5   PAST 10
DECEMBER 31, 1997                YEAR     YEARS    YEARS

VIP: GROWTH - SERVICE CLASS      23.45%   18.00%   17.18%

S&P 500 (REGISTERED TRADEMARK)   33.36%   20.27%   18.05%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare these figures to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it
will do tomorrow. The stock market, for example, has
a history of long-term growth and short-term volatility.
In turn, the share price and return of a fund that
invests in stocks will vary. That means if you sell
your shares during a market downturn, you might
lose money. But if you can ride out the market's ups
and downs, you may have a gain.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER THE PAST 10 YEARS

VIP: Growth - Service Class S&P 500
$52,577
$48,825
$
Let's say hypothetically that $10,000 was invested in VIP: Growth Portfolio on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $48,825 - a 388.25% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $52,577 - a 425.77% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                % OF FUND'S
                                INVESTMENTS

PHILIP MORRIS COMPANIES, INC.   4.8

WAL-MART STORES, INC.           2.6

AMERICAN HOME PRODUCTS CORP.    2.5

MICROSOFT CORP.                 2.4

FANNIE MAE                      2.1

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                     % OF FUND'S
                     INVESTMENTS

TECHNOLOGY           21.3

HEALTH               16.5

FINANCE              10.2

NONDURABLES          9.3

RETAIL & WHOLESALE   8.9

ASSET ALLOCATION AS OF DECEMBER 31, 1997 *
ROW: 1, COL: 1, VALUE: 4.5
ROW: 1, COL: 2, VALUE: 95.5
STOCKS  95.5%
SHORT-TERM INVESTMENTS 4.5%
FOREIGN INVESTMENTS 6.0%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Jennifer Uhrig,
Portfolio Manager of Growth Portfolio
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, JENNIFER?
A. Performance was disappointing. For the 12 months that ended December 31, 1997, the fund trailed the Standard & Poor's 500 Index return of 33.36%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The fund was hurt by its large weighting in technology and poor stock selection within that sector. While the fund underperformed slightly, the average mid-cap and small-cap technology stock underperformed the market considerably. Not concentrating technology holdings exclusively in large-cap stocks hurt the fund. Additionally, not owning enough financial services stocks also detracted from performance. I decided not to overweight this sector because financial services typically is not a growth area, and thus is not a standard focus for a growth fund such as this. I also believed that it was quite late in the business cycle to be overly exposed to such a highly cyclical - or economically sensitive - group. In hindsight, this was a mistake because finance stocks continued to perform well.
Q. SIX MONTHS AGO YOU DETAILED SOME OF THE CHANGES YOU HAD MADE TO THE PORTFOLIO SINCE YOU TOOK OVER IN JANUARY. NAMELY, YOU HAD ASSEMBLED A MORE CONCENTRATED LIST OF STOCKS AND HAD BEGUN TO LOOK AT LARGER-SIZED COMPANIES. DID THESE STRATEGIES CONTINUE?
A. They did. I prefer to concentrate my holdings on stocks that represent my best ideas rather than having a lot of smaller positions that will have minimal impact. At the beginning of the period, the fund's top 10 positions accounted for nearly 18% of the fund's total investments; at the end of the period, that number had increased to around 23%. I also continued to raise the fund's average market capitalization by focusing on stocks of bigger companies. While less than that of the index, the fund's weighted market capitalization as of December 31, 1997 was approximately $21.8 billion. At the beginning of the period, this figure was around $13 billion.
Q. AT THE END OF THE PERIOD, TECHNOLOGY WAS THE FUND'S LARGEST INDUSTRY EXPOSURE. HOW DID THE RECENT TURMOIL IN SOUTHEAST ASIA AFFECT THESE STOCKS?
A. Because Southeast Asia has been a high-growth region for personal computers and other electronic products, the prospect of slower demand caused quite a bit of volatility in the technology sector. Looking at the situation from a longer-term perspective, though, there may be some positives for U.S. tech companies. First, many U.S. companies buy components from Southeast Asia and those components may now become cheaper. A second bright spot concerns capacity additions. In the past, high capacity in Southeast Asia has placed pressure on U.S. technology stocks. Going forward, this region may not be able to continue adding capacity.
Q. CAN YOU HIGHLIGHT A FEW STOCKS THAT PERFORMED WELL? WHERE DID THE DISAPPOINTMENTS LIE?
A. Microsoft - the fund's fourth-largest position at the end of the period - was a very strong contributor to performance. The company had a terrific first half of the year, with earnings exceeding expectations due to better-than-expected sales. While the stock has treaded water more recently, Microsoft - at this juncture - appears well-positioned to benefit from new products in 1998. On a negative note, Boeing was disappointing because the company was unable to increase production profitably. The fund no longer owned this position as of the end of the period.
Q. WHAT'S YOUR OUTLOOK?
A. In the months ahead, I expect to continue to concentrate on those sectors of the economy that typically offer the most growth opportunities - technology, retail and health care. I also plan to concentrate on those subsectors of these larger groups that offer the best earnings outlook. Also, I'll supplement this basic focus by trying to find stocks outside of these areas that offer special situations or superior earnings potential. Finally, I'll look to invest in growth stocks within cyclical industries when the business cycle is appropriate.



FUND FACTS
GOAL: to increase the value of the fund's shares
over the long term by investing in stocks with
above-average growth potential
START DATE: October 9, 1986
SIZE: as of December 31, 1997, more than $7.7
billion
MANAGER: Jennifer Uhrig, since January 1997;
joined Fidelity in 1987
3
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.5%
 SHARES VALUE (NOTE 1)
  AEROSPACE & DEFENSE - 1.5%
AEROSPACE & DEFENSE - 0.7%
Gulfstream Aerospace Corp. (a)  793,000 $ 23,195,250
Lockheed Martin Corp.   311,500  30,682,750
  53,878,000
DEFENSE ELECTRONICS - 0.8%
Northrop Grumman Corp.   234,500  26,967,500
Raytheon Company:
 Class A  172,825  8,522,433
 Class B  472,600  23,866,300
  59,356,233
TOTAL AEROSPACE & DEFENSE   113,234,233
BASIC INDUSTRIES - 1.5%
CHEMICALS & PLASTICS - 0.3%
Cytec Industries, Inc. (a)  443,300  20,807,394
IRON & STEEL - 0.2%
Nucor Corp.   252,500  12,198,906
PACKAGING & CONTAINERS - 0.8%
Corning, Inc.  622,800  23,121,450
Owens-Illinois, Inc. (a)  1,069,200  40,562,775
  63,684,225
PAPER & FOREST PRODUCTS - 0.2%
Kimberly-Clark Corp.   328,000  16,174,500
TOTAL BASIC INDUSTRIES   112,865,025
CONSTRUCTION & REAL ESTATE - 0.3%
BUILDING MATERIALS - 0.3%
Coflexip sponsored ADR  347,000  19,258,500
ENGINEERING - 0.0%
Stolt Comex Seaway SA (a)  78,700  3,935,000
TOTAL CONSTRUCTION & REAL ESTATE   23,193,500
DURABLES - 0.9%
AUTOS, TIRES, & ACCESSORIES - 0.2%
AutoZone, Inc. (a)  407,400  11,814,600
Circuit City Stores, Inc. - CarMax Group  325,700  2,931,300
  14,745,900
CONSUMER ELECTRONICS - 0.1%
General Motors Corp. Class H  307,300  11,350,894
TEXTILES & APPAREL - 0.6%
Liz Claiborne, Inc.   363,800  15,211,388
Reebok International Ltd. (a)   684,200  19,713,513
Timberland Co. Class A (a)  201,300  11,687,981
  46,612,882
TOTAL DURABLES   72,709,676
ENERGY - 7.3%
ENERGY SERVICES - 4.9%
Dresser Industries, Inc.   847,300  35,533,644
Falcon Drilling, Inc. (a)  1,082,100  37,941,131
Halliburton Co.   1,522,400  79,069,650
Noble Drilling Corp. (a)  736,000  22,540,000
Reading & Bates Corp. (a)  604,000  25,292,500
Schlumberger Ltd.   1,009,900  81,296,950
Transocean Offshore, Inc.   532,400  25,655,025
Varco International, Inc. (a)  837,800  17,960,338
Weatherford Enterra, Inc. (a)  487,600  21,332,500
Western Atlas, Inc.   390,900  28,926,600
  375,548,338

 SHARES VALUE (NOTE 1)
OIL & GAS - 2.4%
British Petroleum PLC ADR  434,895 $ 34,655,695
Burlington Resources, Inc.   168,300  7,541,944
Cooper Cameron Corp. (a)  510,800  31,158,800
EVI, Inc. (a)  500,000  25,875,000
Tosco Corp.   970,000  36,678,125
Total SA:
 Class B  331,300  36,025,816
 sponsored ADR  187,300  10,395,150
  182,330,530
TOTAL ENERGY   557,878,868
FINANCE - 10.2%
BANKS - 0.7%
Bank of New York Co., Inc.   592,800  34,271,250
Mellon Bank Corp.   259,000  15,701,875
  49,973,125
CREDIT & OTHER FINANCE - 2.4%
American Express Co.   1,561,500  139,363,875
Associates First Capital Corp.   315,200  22,418,600
Beneficial Corp.   296,800  24,671,500
  186,453,975
FEDERAL SPONSORED CREDIT - 4.0%
Freddie Mac  3,345,300  140,293,519
Fannie Mae  2,845,300  162,359,931
  302,653,450
INSURANCE - 3.1%
Allmerica Financial Corp.   313,100  15,635,431
Allstate Corp.   517,300  47,009,638
AMBAC, Inc.   859,200  39,523,200
American International Group, Inc.   216,950  23,593,313
MBIA, Inc.   260,000  17,371,250
Progressive Corp.  230,000  27,571,250
UNUM Corp.   1,266,900  68,887,688
  239,591,770
TOTAL FINANCE   778,672,320
HEALTH - 16.5%
DRUGS & PHARMACEUTICALS - 10.7%
American Home Products Corp.   2,454,700  187,784,550
Amgen, Inc.   553,600  29,963,600
Barr Laboratories, Inc. (a)  110,800  3,781,050
Bristol-Myers Squibb Co.  1,152,900  109,093,163
Elan Corp. PLC ADR (a)  588,100  30,103,369
Genentech, Inc. special (a)  356,900  21,637,063
Gilead Sciences, Inc. (a)  244,700  9,359,775
Glaxo PLC sponsored ADR  410,000  19,628,750
Lilly (Eli) & Co.   1,192,500  83,027,813
Medimmune, Inc. (a)  186,400  7,991,900
Merck & Co., Inc.   1,044,400  110,967,500
Pfizer, Inc.   465,800  34,731,213
Schering-Plough Corp.   1,028,800  63,914,200
Sepracor, Inc. (a)  251,500  10,075,719
SmithKline Beecham PLC ADR  1,891,200  97,278,600
Warner-Lambert Co.   29,900  3,707,600
  823,045,865
MEDICAL EQUIPMENT & SUPPLIES - 3.5%
Abbott Laboratories  1,113,700  73,016,956
Johnson & Johnson  2,221,300  146,328,138
Medtronic, Inc.   723,700  37,858,556
Sybron International Corp. (a)   266,000  12,485,375
  269,689,025
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 2.3%
Carematrix Corp. (a)  213,900 $ 6,149,625
Columbia/HCA Healthcare Corp.   2,713,437  80,385,571
HEALTHSOUTH Corp. (a)   1,956,600  54,295,650
Health Management Associates, Inc.
 Class A (a)  1,285,300  32,453,825
  173,284,671
TOTAL HEALTH   1,266,019,561
HOLDING COMPANIES - 0.4%
Norfolk Southern Corp.   891,600  27,472,425
INDUSTRIAL MACHINERY & EQUIPMENT - 2.4%
ELECTRICAL EQUIPMENT - 1.8%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  634,500  80,583,133
General Electric Co.   802,000  58,846,750
  139,429,883
POLLUTION CONTROL - 0.6%
Thermo Instrument Systems, Inc. (a)  134,875  4,644,758
USA Waste Services, Inc. (a)  973,500  38,209,875
Zurn Industries, Inc.   55,600  1,747,925
  44,602,558
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   184,032,441
MEDIA & LEISURE - 8.3%
BROADCASTING - 2.1%
CBS Corp.   1,391,900  40,974,056
Chancellor Media Corp. (a)  81,300  6,067,013
Comcast Corp. Class A special  1,389,800  43,865,563
Cox Communications, Inc. Class A (a)  333,500  13,360,844
TCI Group Class A  653,600  18,259,950
Time Warner, Inc.   622,400  38,588,800
  161,116,226
ENTERTAINMENT - 1.7%
Disney (Walt) Co.   1,284,000  127,196,250
LEISURE DURABLES & TOYS - 0.2%
Harley-Davidson, Inc.   492,800  13,490,400
Nintendo Co. Ltd. Ord.   32,100  3,146,697
  16,637,097
LODGING & GAMING - 0.9%
Circus Circus Enterprises, Inc. (a) 618,600 12,681,300 Mirage Resorts, Inc. (a) 1,557,300 35,428,575
Sun International Hotels Ltd. Ord. (a)  487,900  18,357,238
  66,467,113
PUBLISHING - 1.2%
Times Mirror Co. Class A  457,500  28,136,250
Tribune Co.   485,000  30,191,250
US WEST Media Group (a)  1,204,900  34,791,488
  93,118,988
RESTAURANTS - 2.2%
Applebee's International, Inc.   118,800  2,145,825
Brinker International, Inc. (a)  1,208,300  19,332,800
Landry's Seafood Restaurants, Inc. (a)   1,033,300  24,799,200
McDonald's Corp.   571,100  27,270,025
Outback Steakhouse, Inc. (a)  178,300  5,126,125
Papa John's International, Inc. (a)   229,700  8,010,788

 SHARES VALUE (NOTE 1)
Starbucks Corp. (a)  601,800 $ 23,094,075
Tricon Global Restaurants, Inc.   1,408,760  40,942,088
Wendy's International, Inc.   894,200  21,516,688
  172,237,614
TOTAL MEDIA & LEISURE   636,773,288
NONDURABLES - 9.3%
BEVERAGES - 0.4%
PepsiCo, Inc.   757,000  27,583,188
FOODS - 1.3%
American Italian Pasta Co. Series A  280,700  7,017,500
Campbell Soup Co.   454,200  26,400,375
General Mills, Inc.   459,900  32,940,338
Sara Lee Corp.   587,000  33,055,438
  99,413,651
HOUSEHOLD PRODUCTS - 2.2%
Avon Products, Inc.   493,600  30,294,700
Colgate-Palmolive Co.   370,900  27,261,150
Gillette Co.   420,000  42,183,750
Procter & Gamble Co.   891,700  71,168,806
  170,908,406
TOBACCO - 5.4%
Philip Morris Companies, Inc.   8,050,400  364,783,750
RJR Nabisco Holdings Corp.   867,600  32,535,000
UST, Inc.   411,300  15,192,394
  412,511,144
TOTAL NONDURABLES   710,416,389
PRECIOUS METALS - 0.2%
Barrick Gold Corp.   449,500  8,379,682
Getchell Gold Corp. (a)   219,053  5,257,272
  13,636,954
RETAIL & WHOLESALE - 8.9%
APPAREL STORES - 0.8%
Just for Feet, Inc. (a)  533,600  7,003,500
Ross Stores, Inc.   344,900  12,545,738
TJX Companies, Inc.   1,227,700  42,202,188
  61,751,426
DRUG STORES - 0.9%
CVS Corp.   565,505  36,227,664
Rite Aid Corp.   609,400  35,764,163
  71,991,827
GENERAL MERCHANDISE STORES - 4.0%
Consolidated Stores Corp. (a)   626,812  27,540,552
Costco Companies, Inc. (a)  599,200  26,739,300
Dayton Hudson Corp.   754,000  50,895,000
Wal-Mart Stores, Inc.   5,144,100  202,870,444
  308,045,296
GROCERY STORES - 0.5%
Safeway, Inc. (a)  633,400  40,062,550

RETAIL & WHOLESALE, MISCELLANEOUS - 2.7%
Bed Bath & Beyond, Inc. (a)  494,200  19,026,700
Corporate Express, Inc. (a)  1,331,300  17,140,488
Home Depot, Inc.   1,326,850  78,118,294
Lowe's Companies, Inc.   941,600  44,902,550
Staples, Inc. (a)  1,021,800  28,354,950
Toys "R" Us, Inc. (a)  87,100  2,738,206
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
U.S. Office Products Co. (a)  364,950 $ 7,162,144
Viking Office Products, Inc. (a)  261,900  5,712,694
  203,156,026
TOTAL RETAIL & WHOLESALE   685,007,125
SERVICES - 2.0%
EDUCATIONAL SERVICES - 0.2%
Apollo Group, Inc. Class A (a)  343,600  16,235,100
LEASING & RENTAL - 0.2%
Hertz Corp. Class A  328,100  13,206,025
SERVICES - 1.6%
AccuStaff, Inc. (a)  897,700  20,647,100
Cendant Corp. (a)  1,350,400  46,420,000
Corrections Corp. of America (a) 659,600 24,446,425 Gartner Group, Inc. Class A (a) 953,700 35,525,325
  127,038,850
TOTAL SERVICES   156,479,975
TECHNOLOGY - 21.3%
COMMUNICATIONS EQUIPMENT - 2.4%
ADC Telecommunications, Inc. (a)  922,200  38,501,850
Advanced Fibre Communication, Inc. (a)   541,100  15,759,538
Aspect Telecommunications Corp. (a)  822,000  17,159,250
DSC Communications Corp. (a)  816,900  19,605,600
Lucent Technologies, Inc.   858,100  68,540,738
Tellabs, Inc. (a)  498,700  26,368,763
  185,935,739
COMPUTER SERVICES & SOFTWARE - 8.1%
America Online, Inc. (a)   498,400  44,451,050
BMC Software, Inc. (a)  412,800  27,090,000
Broderbund Software, Inc. (a)   605,000  15,503,125
Cadence Design Systems, Inc. (a)   754,900  18,495,050
Citrix Systems, Inc. (a)   408,100  31,015,600
CompUSA, Inc. (a)  2,059,700  63,850,700
Compuware Corp. (a)   313,400  10,028,800
Electronic Data Systems Corp. 1,104,800 48,542,150 Electronics for Imaging, Inc. (a) 451,900 7,512,838
Equifax, Inc.   446,000  15,805,125
Henry (Jack) & Associates, Inc.   170,000  4,632,500
ICG Communications, Inc. (a)  155,900  4,248,275
Keane, Inc. (a)  717,400  29,144,375
Microsoft Corp. (a)   1,448,800  187,257,400
Oracle Corp. (a)  883,950  19,723,134
Parametric Technology Corp. (a) 332,800 15,766,400 PeopleSoft, Inc. (a) 340,500 13,279,500
Policy Management Systems Corp. (a)   206,500  14,364,656
Sabre Group Holdings, Inc. Class A (a) 574,300 16,582,913 Siebel Systems, Inc. (a) 269,600 11,272,650
SunGard Data Systems, Inc. (a)   787,200  24,403,200
  622,969,441
COMPUTERS & OFFICE EQUIPMENT - 4.2%
Adaptec, Inc. (a)  515,200  19,126,800
Compaq Computer Corp.   1,042,550  58,838,916
Dell Computer Corp. (a)   558,400  46,905,600
EMC Corp. (a)  1,228,000  33,693,250
Fore Systems, Inc. (a)  1,393,300  21,247,825
Ingram Micro, Inc. Class A (a)  399,900  11,647,088
Iomega Corp. (a)  1,813,600  22,556,650

 SHARES VALUE (NOTE 1)
Pitney Bowes, Inc.   404,500 $ 36,379,719
Quantum Corp. (a)  1,761,700  35,344,106
SCI Systems, Inc. (a)  205,000  8,930,313
Tech Data Corp. (a)  632,300  24,580,663
  319,250,930
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc.   118,800  3,578,850
Novellus Systems, Inc. (a)   419,600  13,558,325
Waters Corp. (a)  294,800  11,091,850
  28,229,025
ELECTRONICS - 6.1%
Altera Corp. (a)  674,400  22,339,500
Intel Corp.   1,195,800  84,004,950
Linear Technology Corp.   254,000  14,636,750
Maxim Integrated Products, Inc. (a)   708,800  24,453,600
Micron Technology, Inc. (a)  1,147,300  29,829,800
Motorola, Inc.   616,800  35,196,150
Sanmina Corp. (a)  476,100  32,255,775
Solectron Corp. (a)  409,000  16,999,063
Taiwan Semiconductor Manufacturing Co.
 sponsored ADR  849,400  15,448,463
Texas Instruments, Inc.   3,514,500  158,152,500
Uniphase Corp. (a)  464,000  19,198,000
Xilinx, Inc. (a)  466,000  16,339,125
  468,853,676
PHOTOGRAPHIC EQUIPMENT - 0.1%
Polaroid Corp.   162,300  7,901,981
TOTAL TECHNOLOGY   1,633,140,792
TRANSPORTATION - 0.4%
RAILROADS - 0.4%
Wisconsin Central Transportation
 Corp. (a)   1,466,900  34,288,788
UTILITIES - 4.1%
CELLULAR - 0.2%
Vanguard Cellular Systems, Inc.
 Class A (a)  816,000  10,404,000
TELEPHONE SERVICES - 3.9%
AT&T Corp.   938,100  57,458,625
Cincinnati Bell, Inc.   617,400  19,139,400
MCI Communications Corp.   941,800  40,320,813
McLeodUSA, Inc. Class A (a)  107,000  3,424,000
NEXTLINK Communications, Inc. Class A  27,900  594,619
Sprint Corp.   910,600  53,383,906
WorldCom, Inc. (a)  4,156,770  125,742,293
  300,063,656
TOTAL UTILITIES   310,467,656
TOTAL COMMON STOCKS
 (Cost $5,749,767,346)   7,316,289,016
CASH EQUIVALENTS - 4.5%
Taxable Central Cash Fund (b)
 (Cost $345,474,099)  345,474,099  345,474,099
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $6,095,241,445)  $7,661,763,115
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Timberland Co. Class A   $ 3,329,917 $ 3,552,674 $ - $ -
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $7,741,220,965 and $7,331,178,925, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $2,343,264 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $6,112,463,480. Net unrealized appreciation aggregated $1,549,299,635, of which $1,721,688,647 related to appreciated investment securities and $172,389,012 related to depreciated investment securities.
The fund hereby designates approximately $710,603,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997




ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                                      $ 7,661,763,115
(COST $6,095,241,445) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                                          88,323,025

RECEIVABLE FOR FUND SHARES SOLD                                                                          7,898,632

DIVIDENDS RECEIVABLE                                                                                   8,590,626

INTEREST RECEIVABLE                                                                                     1,143,292

OTHER RECEIVABLES                                                                                        438,366

 TOTAL ASSETS                                                                                           7,768,157,056

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                        $ 24,513,653

PAYABLE FOR FUND SHARES REDEEMED                                                10,148,622

ACCRUED MANAGEMENT FEE                                                                    3,773,719

DISTRIBUTION FEES PAYABLE                                                                 79

OTHER PAYABLES AND ACCRUED EXPENSES                                                      574,032

 TOTAL LIABILITIES                                                                                        39,010,105

NET ASSETS                                                                                             $ 7,729,146,951

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                          $ 5,114,691,494

UNDISTRIBUTED NET INVESTMENT INCOME                                                                     39,932,430

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS    1,008,023,491

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                              1,566,499,536
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                                                                             $ 7,729,146,951


INITIAL CLASS:                                      $37.10
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($7,727,131,632 (DIVIDED BY) 208,267,151
 SHARES)

SERVICE CLASS:                                      $37.09
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($2,015,319 (DIVIDED BY) 54,340 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                   $ 63,776,856
DIVIDENDS

INTEREST                                                                             22,368,055

 TOTAL INCOME                                                                        86,144,911

EXPENSES

MANAGEMENT FEE                                                     $ 41,416,431

TRANSFER AGENT FEES                                                 4,712,209

DISTRIBUTION FEES - SERVICE CLASS                                   86

ACCOUNTING FEES AND EXPENSES                                        816,139

NON-INTERESTED TRUSTEES' COMPENSATION                               31,017

CUSTODIAN FEES AND EXPENSES                                         193,779

REGISTRATION FEES                                                   60,637

AUDIT                                                               72,777

LEGAL                                                               46,575

MISCELLANEOUS                                                       304,122

 TOTAL EXPENSES BEFORE REDUCTIONS                                   47,653,772

 EXPENSE REDUCTIONS                                                 (1,441,290       46,212,482
                                                                   )

NET INVESTMENT INCOME                                                                39,932,429

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING                                   1,023,125,961
 REALIZED GAIN (LOSS) OF
 $1,464,164 ON SALES OF
 INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                      (7,030           1,023,118,931
                                                                   )

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              361,588,058

 ASSETS AND LIABILITIES IN                                          (22,113          361,565,945
 FOREIGN CURRENCIES                                                )

NET GAIN (LOSS)                                                                      1,384,684,876

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $ 1,424,617,305

OTHER INFORMATION                                                                   $ 1,434,528
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                                  6,762

                                                                                    $ 1,441,290


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS              $ 39,932,429      $ 42,344,647
NET INVESTMENT
INCOME

 NET REALIZED GAIN       1,023,118,931     186,713,569
(LOSS)

 CHANGE IN NET           361,565,945       451,420,339
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE            1,424,617,305     680,478,555
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO         (41,406,087       (11,769,237
SHAREHOLDERS            )                 )
FROM NET INVESTMENT
INCOME

 FROM NET REALIZED       (183,895,819      (297,173,230
GAIN                    )                 )

 TOTAL DISTRIBUTIONS     (225,301,906      (308,942,467
                        )                 )

SHARE TRANSACTIONS -     443,407,898       1,552,185,755
NET INCREASE
(DECREASE)

  TOTAL INCREASE         1,642,723,297     1,923,721,843
(DECREASE) IN NET
ASSETS

NET ASSETS

 BEGINNING OF PERIOD     6,086,423,654     4,162,701,811

 END OF PERIOD          $ 7,729,146,951   $ 6,086,423,654
(INCLUDING
UNDISTRIBUTED NET
INVESTMENT INCOME
OF $39,932,430 AND
$41,404,557,
RESPECTIVELY)


OTHER INFORMATION:

                        YEAR ENDED DECEMBER 31, 1997                      YEAR ENDED DECEMBER 31, 1996

                        SHARES                         DOLLARS            SHARES                         DOLLARS

SHARE TRANSACTIONS       45,510,758                    $ 1,540,122,332     87,784,118                    $ 2,599,782,601
INITIAL CLASS
 SOLD

  REINVESTED             7,138,844                      225,301,906        11,121,040                     308,942,467

  REDEEMED               (39,805,810)                   (1,324,008,293)    (46,058,296)                   (1,356,539,313)

  NET INCREASE           12,843,792                    $ 441,415,945       52,846,862                    $ 1,552,185,755
(DECREASE)

 SERVICE CLASS A         55,002                        $ 2,016,184         -                             $ -
 SOLD

  REINVESTED             -                              -                  -                              -

  REDEEMED               (662)                          (24,231)           -                              -

  NET INCREASE           54,340                        $ 1,991,953         -                             $ -
(DECREASE)

DISTRIBUTIONS                                          $ 41,406,087                                      $ 11,769,237
INITIAL CLASS - NET
INVESTMENT INCOME

 INITIAL CLASS - NET                                    183,895,819                                       297,173,230
REALIZED GAIN

 TOTAL                                                 $ 225,301,906                                     $ 308,942,467

 SERVICE CLASS - NET                                    -                                                 -
INVESTMENT INCOME

 SERVICE CLASS - NET                                    -                                                 -
REALIZED GAIN

 TOTAL                                                 $ -                                               $ -

                                                       $ 225,301,906                                     $ 308,942,467



A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS
                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995   1994   1993


NET ASSET VALUE,           $ 31.14       $ 29.20       $ 21.69       $ 23.08       $ 19.76
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT             .20 D         .22           .08           .12           .12
INCOME

 NET REALIZED AND           6.91          3.82          7.55          (.12)         3.64
UNREALIZED GAIN (LOSS)


 TOTAL FROM                 7.11          4.04          7.63          -             3.76
INVESTMENT
OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT        (.21)         (.08)         (.12)         (.12)         (.11)
INCOME

 FROM NET REALIZED          (.94)         (2.02)        -             (1.27)        (.21)
GAIN

 IN EXCESS OF NET           -             -             -             -             (.12)
REALIZED GAIN

 TOTAL DISTRIBUTIONS        (1.15)        (2.10)        (.12)         (1.39)        (.44)

NET ASSET VALUE, END OF    $ 37.10       $ 31.14       $ 29.20       $ 21.69       $ 23.08
PERIOD

TOTAL RETURN B, C           23.48%        14.71%        35.36%        (.02)%        19.37%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END OF         $ 7,727,132   $ 6,086,424   $ 4,162,702   $ 2,141,869   $ 1,383,849
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO        .69%          .69%          .70%          .70%          .71%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO        .67% F        .67% F        .70%          .69% F        .71%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT     .58%          .81%          .37%          .69%          .72%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE     113%          81%           108%          122%          159%

AVERAGE COMMISSION         $ .0428       $ .0416
RATE G


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                          YEAR ENDED
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1997 E

NET ASSET VALUE,           $ 36.92
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT             .03 D
INCOME

 NET REALIZED AND           .14
UNREALIZED GAIN (LOSS)


 TOTAL FROM                 .17
INVESTMENT
OPERATIONS

NET ASSET VALUE, END OF    $ 37.09
PERIOD

TOTAL RETURNS B, C          .46%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END OF         $ 2,015
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO        .79% A
AVERAGE NET ASSETS

RATIO OF EXPENSES TO        .77% A,
AVERAGE NET ASSETS         F
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT     .70% A
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER          113%

AVERAGE COMMISSION         $ .0428
RATE G

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE TO YOUR
INSURANCE COMPANY'S SEPARATE ACCOUNT.
INCLUSION OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 6 OF NOTES TO FINANCIAL
STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SERVICE
CLASS SHARES) TO DECEMBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES (SEE NOTE
6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                     PAST 1   PAST 5   PAST 10
DECEMBER 31, 1997                 YEAR     YEARS    YEARS

VIP: OVERSEAS - "INITIAL CLASS"   11.56%   14.12%   9.62%

MSCI EAFE                         2.01%    11.44%   6.27%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.

UNDERSTANDING PERFORMANCE
Many markets around the globe offer the potential for
significant growth over time; however, investing in
foreign markets means assuming greater risks than
investing in the United States. Factors like changes in
a country's financial markets, its local political and
economic climate, and the fluctuating value of its
currency create these risks. For these reasons an
international fund's performance may be more
volatile than a fund that invests exclusively in the
United States.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
If Fidelity had not reimbursed certain fund expenses, the fund's past 10 year total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980109 104657 S00000000000001
             VIP Overseas                MS EAFE Index (Net)
             00154                       MS001
  1987/12/31      10000.00                    10000.00
  1988/01/31       9657.75                    10178.54
  1988/02/29       9914.44                    10857.01
  1988/03/31      10363.64                    11524.56
  1988/04/30      10534.76                    11692.04
  1988/05/31      10342.25                    11317.23
  1988/06/30      10160.43                    11018.93
  1988/07/31      10085.56                    11364.64
  1988/08/31       9732.62                    10625.73
  1988/09/30      10149.73                    11090.01
  1988/10/31      10598.93                    12038.90
  1988/11/30      10791.44                    12756.01
  1988/12/31      10812.83                    12827.14
  1989/01/31      11133.69                    13052.82
  1989/02/28      11326.20                    13119.91
  1989/03/31      11316.00                    12862.42
  1989/04/30      11650.09                    12981.71
  1989/05/31      11219.01                    12275.47
  1989/06/30      11175.90                    12068.82
  1989/07/31      12221.28                    13584.34
  1989/08/31      12135.06                    12973.40
  1989/09/30      12889.46                    13564.37
  1989/10/31      12188.95                    13019.38
  1989/11/30      12846.35                    13673.86
  1989/12/31      13654.64                    14178.39
  1990/01/31      13471.43                    13650.84
  1990/02/28      13156.99                    12698.08
  1990/03/31      13654.30                    11375.24
  1990/04/30      13729.98                    11284.97
  1990/05/31      14627.29                    12572.60
  1990/06/30      14951.62                    12461.86
  1990/07/31      15708.39                    12637.39
  1990/08/31      14108.36                    11410.20
  1990/09/30      12767.80                     9820.02
  1990/10/31      13957.01                    11350.17
  1990/11/30      13524.57                    10680.64
  1990/12/31      13427.27                    10853.67
  1991/01/31      13557.00                    11204.73
  1991/02/28      14013.73                    12405.86
  1991/03/31      13603.85                    11661.11
  1991/04/30      13902.95                    11775.62
  1991/05/31      13936.19                    11898.49
  1991/06/30      13171.80                    11024.18
  1991/07/31      13825.41                    11565.82
  1991/08/31      13869.72                    11330.94
  1991/09/30      14434.70                    11969.54
  1991/10/31      14534.40                    12139.22
  1991/11/30      14013.73                    11572.51
  1991/12/31      14501.17                    12170.15
  1992/01/31      14678.42                    11910.20
  1992/02/29      14372.54                    11483.91
  1992/03/31      14080.60                    10725.78
  1992/04/30      14956.42                    10776.77
  1992/05/31      15607.68                    11498.12
  1992/06/30      15315.74                    10952.73
  1992/07/31      14338.85                    10672.42
  1992/08/31      14215.34                    11341.80
  1992/09/30      13642.68                    11117.83
  1992/10/31      12710.71                    10534.65
  1992/11/30      12643.34                    10633.78
  1992/12/31      12946.51                    10688.78
  1993/01/31      13317.05                    10687.47
  1993/02/28      13577.90                    11010.31
  1993/03/31      14519.85                    11970.03
  1993/04/30      15484.78                    13106.01
  1993/05/31      15817.91                    13382.81
  1993/06/30      15427.34                    13174.01
  1993/07/31      16036.16                    13635.16
  1993/08/31      16897.71                    14371.23
  1993/09/30      16805.81                    14047.74
  1993/10/31      17414.63                    14480.66
  1993/11/30      16679.45                    13214.90
  1993/12/31      17782.22                    14169.11
  1994/01/31      18942.43                    15367.04
  1994/02/28      18608.34                    15324.48
  1994/03/31      18146.60                    14664.43
  1994/04/30      18746.87                    15286.63
  1994/05/31      18515.99                    15198.87
  1994/06/30      18319.75                    15413.66
  1994/07/31      18804.58                    15561.89
  1994/08/31      19023.91                    15930.32
  1994/09/30      18527.54                    15428.59
  1994/10/31      18908.48                    15942.36
  1994/11/30      18192.77                    15176.17
  1994/12/31      18088.88                    15271.20
  1995/01/31      17338.54                    14684.55
  1995/02/28      17384.16                    14642.40
  1995/03/31      17919.42                    15555.66
  1995/04/30      18431.40                    16140.69
  1995/05/31      18687.39                    15948.29
  1995/06/30      18861.93                    15668.61
  1995/07/31      19699.72                    16644.07
  1995/08/31      19152.83                    16009.16
  1995/09/30      19432.10                    16321.82
  1995/10/31      19048.11                    15883.09
  1995/11/30      19269.19                    16325.02
  1995/12/31      19850.99                    16982.76
  1996/01/31      20223.34                    17052.48
  1996/02/29      20267.88                    17110.12
  1996/03/31      20577.86                    17473.47
  1996/04/30      21150.13                    17981.49
  1996/05/31      21162.06                    17650.59
  1996/06/30      21317.05                    17749.94
  1996/07/31      20685.16                    17231.15
  1996/08/31      20840.15                    17268.91
  1996/09/30      21448.19                    17727.67
  1996/10/31      21233.59                    17546.26
  1996/11/30      22342.36                    18244.40
  1996/12/31      22461.58                    18009.70
  1997/01/31      22461.58                    17382.97
  1997/02/28      22981.99                    17671.52
  1997/03/31      23190.80                    17738.68
  1997/04/30      23386.56                    17836.24
  1997/05/31      24848.22                    19000.41
  1997/06/30      26153.27                    20051.13
  1997/07/31      27040.70                    20378.37
  1997/08/31      25004.82                    18859.17
  1997/09/30      26844.95                    19918.49
  1997/10/31      24965.67                    18392.53
  1997/11/30      24848.22                    18208.61
  1997/12/31      25057.02                    18370.85
IMATRL PRASUN   SHR__CHT 19971231 19980109 104700 R00000000000123
Let's say hypothetically that $10,000 was invested in VIP: Overseas Portfolio on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $25,057 - a 150.57% increase on the initial investment. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,371 over the same period - a 83.71% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                                      % OF FUND'S
                                                      INVESTMENTS

ALCATEL ALSTHOM COMPAGNIE GENERALE D'ELECTRICITE SA   2.3

TOTAL SA CLASS B                                      2.2

RHONE POULENC SA CLASS A                              2.1

NOVARTIS AG (REG.)                                    2.1

VOLVO AB CLASS B                                      1.7

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                   % OF FUND'S
                   INVESTMENTS

FINANCE            18.2

HEALTH             10.0

DURABLES           9.1

BASIC INDUSTRIES   8.4

UTILITIES          8.2

TOP FIVE COUNTRIES AS OF DECEMBER 31, 1997
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S
                               INVESTMENTS

JAPAN                          18.0

UNITED KINGDOM                 16.3

FRANCE                         12.5

NETHERLANDS                    8.1

SWEDEN                         6.3

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH
SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                   PAST 1   PAST 5   PAST 10
DECEMBER 31, 1997               YEAR     YEARS    YEARS

VIP: OVERSEAS - SERVICE CLASS   11.56%   14.12%   9.62%

MSCI EAFE                       2.01%    11.44%   6.27%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.

UNDERSTANDING PERFORMANCE
Many markets around the globe offer the potential for
significant growth over time; however, investing in
foreign markets means assuming greater risks than
investing in the United States. Factors like changes in
a country's financial markets, its local political and
economic climate, and the fluctuating value of its
currency create these risks. For these reasons an
international fund's performance may be more
volatile than a fund that invests exclusively in the
United States.
3
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
If Fidelity had not reimbursed certain fund expenses, the fund's 10 year total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980109 104657 S00000000000001
             VIP Overseas                MS EAFE Index (Net)
             00154                       MS001
  1987/12/31      10000.00                    10000.00
  1988/01/31       9657.75                    10178.54
  1988/02/29       9914.44                    10857.01
  1988/03/31      10363.64                    11524.56
  1988/04/30      10534.76                    11692.04
  1988/05/31      10342.25                    11317.23
  1988/06/30      10160.43                    11018.93
  1988/07/31      10085.56                    11364.64
  1988/08/31       9732.62                    10625.73
  1988/09/30      10149.73                    11090.01
  1988/10/31      10598.93                    12038.90
  1988/11/30      10791.44                    12756.01
  1988/12/31      10812.83                    12827.14
  1989/01/31      11133.69                    13052.82
  1989/02/28      11326.20                    13119.91
  1989/03/31      11316.00                    12862.42
  1989/04/30      11650.09                    12981.71
  1989/05/31      11219.01                    12275.47
  1989/06/30      11175.90                    12068.82
  1989/07/31      12221.28                    13584.34
  1989/08/31      12135.06                    12973.40
  1989/09/30      12889.46                    13564.37
  1989/10/31      12188.95                    13019.38
  1989/11/30      12846.35                    13673.86
  1989/12/31      13654.64                    14178.39
  1990/01/31      13471.43                    13650.84
  1990/02/28      13156.99                    12698.08
  1990/03/31      13654.30                    11375.24
  1990/04/30      13729.98                    11284.97
  1990/05/31      14627.29                    12572.60
  1990/06/30      14951.62                    12461.86
  1990/07/31      15708.39                    12637.39
  1990/08/31      14108.36                    11410.20
  1990/09/30      12767.80                     9820.02
  1990/10/31      13957.01                    11350.17
  1990/11/30      13524.57                    10680.64
  1990/12/31      13427.27                    10853.67
  1991/01/31      13557.00                    11204.73
  1991/02/28      14013.73                    12405.86
  1991/03/31      13603.85                    11661.11
  1991/04/30      13902.95                    11775.62
  1991/05/31      13936.19                    11898.49
  1991/06/30      13171.80                    11024.18
  1991/07/31      13825.41                    11565.82
  1991/08/31      13869.72                    11330.94
  1991/09/30      14434.70                    11969.54
  1991/10/31      14534.40                    12139.22
  1991/11/30      14013.73                    11572.51
  1991/12/31      14501.17                    12170.15
  1992/01/31      14678.42                    11910.20
  1992/02/29      14372.54                    11483.91
  1992/03/31      14080.60                    10725.78
  1992/04/30      14956.42                    10776.77
  1992/05/31      15607.68                    11498.12
  1992/06/30      15315.74                    10952.73
  1992/07/31      14338.85                    10672.42
  1992/08/31      14215.34                    11341.80
  1992/09/30      13642.68                    11117.83
  1992/10/31      12710.71                    10534.65
  1992/11/30      12643.34                    10633.78
  1992/12/31      12946.51                    10688.78
  1993/01/31      13317.05                    10687.47
  1993/02/28      13577.90                    11010.31
  1993/03/31      14519.85                    11970.03
  1993/04/30      15484.78                    13106.01
  1993/05/31      15817.91                    13382.81
  1993/06/30      15427.34                    13174.01
  1993/07/31      16036.16                    13635.16
  1993/08/31      16897.71                    14371.23
  1993/09/30      16805.81                    14047.74
  1993/10/31      17414.63                    14480.66
  1993/11/30      16679.45                    13214.90
  1993/12/31      17782.22                    14169.11
  1994/01/31      18942.43                    15367.04
  1994/02/28      18608.34                    15324.48
  1994/03/31      18146.60                    14664.43
  1994/04/30      18746.87                    15286.63
  1994/05/31      18515.99                    15198.87
  1994/06/30      18319.75                    15413.66
  1994/07/31      18804.58                    15561.89
  1994/08/31      19023.91                    15930.32
  1994/09/30      18527.54                    15428.59
  1994/10/31      18908.48                    15942.36
  1994/11/30      18192.77                    15176.17
  1994/12/31      18088.88                    15271.20
  1995/01/31      17338.54                    14684.55
  1995/02/28      17384.16                    14642.40
  1995/03/31      17919.42                    15555.66
  1995/04/30      18431.40                    16140.69
  1995/05/31      18687.39                    15948.29
  1995/06/30      18861.93                    15668.61
  1995/07/31      19699.72                    16644.07
  1995/08/31      19152.83                    16009.16
  1995/09/30      19432.10                    16321.82
  1995/10/31      19048.11                    15883.09
  1995/11/30      19269.19                    16325.02
  1995/12/31      19850.99                    16982.76
  1996/01/31      20223.34                    17052.48
  1996/02/29      20267.88                    17110.12
  1996/03/31      20577.86                    17473.47
  1996/04/30      21150.13                    17981.49
  1996/05/31      21162.06                    17650.59
  1996/06/30      21317.05                    17749.94
  1996/07/31      20685.16                    17231.15
  1996/08/31      20840.15                    17268.91
  1996/09/30      21448.19                    17727.67
  1996/10/31      21233.59                    17546.26
  1996/11/30      22342.36                    18244.40
  1996/12/31      22461.58                    18009.70
  1997/01/31      22461.58                    17382.97
  1997/02/28      22981.99                    17671.52
  1997/03/31      23190.80                    17738.68
  1997/04/30      23386.56                    17836.24
  1997/05/31      24848.22                    19000.41
  1997/06/30      26153.27                    20051.13
  1997/07/31      27040.70                    20378.37
  1997/08/31      25004.82                    18859.17
  1997/09/30      26844.95                    19918.49
  1997/10/31      24965.67                    18392.53
  1997/11/30      24848.22                    18208.61
  1997/12/31      25057.02                    18370.85
IMATRL PRASUN   SHR__CHT 19971231 19980109 104700 R00000000000123
Let's say hypothetically that $10,000 was invested in VIP: Overseas Portfolio on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $25,057 - a 150.57% increase on the initial investment. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,371 over the same period - a 83.71% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1997
                                                      % OF FUND'S
                                                      INVESTMENTS

ALCATEL ALSTHOM COMPAGNIE GENERALE D'ELECTRICITE SA   2.3

TOTAL SA CLASS B                                      2.2

RHONE POULENC SA CLASS A                              2.1

NOVARTIS AG (REG.)                                    2.1

VOLVO AB CLASS B                                      1.7

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                   % OF FUND'S
                   INVESTMENTS

FINANCE            18.2

HEALTH             10.0

DURABLES           9.1

BASIC INDUSTRIES   8.4

UTILITIES          8.2

TOP FIVE COUNTRIES AS OF DECEMBER 31, 1997
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S
                               INVESTMENTS

JAPAN                          18.0

UNITED KINGDOM                 16.3

FRANCE                         12.5

NETHERLANDS                    8.1

SWEDEN                         6.3

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH
SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Richard Mace,
Portfolio Manager of
Overseas Portfolio
Q. HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK, RICK?
A. Quite well. For the 12 months that ended December 31, 1997, the fund topped the 2.01% return of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index.
Q. WHAT FACTORS CONTRIBUTED MOST TO THE FUND'S PERFORMANCE?
A. The fund's European financial-related stocks performed very well. Additionally, substantial exposure to the technology, energy and health care sectors helped, as these groups registered strong performances. Another plus was the fund's minimal exposure - relative to the EAFE - to the poorly performing Japanese market, combined with better-than-market average returns from export-oriented Japanese auto and technology positions. All that being said, individual stock picking continued to have the biggest influence on performance. In general, the fund's largest 20 positions performed well.
Q. YOU MENTIONED FINANCE-RELATED STOCKS AS BEING POSITIVE CONTRIBUTORS TO PERFORMANCE. WHAT DROVE THIS GROUP?
A. While I don't spend a lot of time analyzing interest rates, inflation levels or economic conditions, low interest rates throughout Europe were beneficial to many of the fund's top finance stocks. More importantly, though, many of these companies fit the profile I was looking for - management was focused on delivering results to shareholders; the company was generating strong earnings growth; and each had healthy balance sheets. Examples included Switzerland's Credit Suisse and Lloyds Bank in the United Kingdom. Both of these top positions performed quite well.
Q. YOU MENTIONED HEALTH CARE AND TECHNOLOGY STOCKS AS WELL . . .
A. In terms of the health care group, the fund's pharmaceutical-related positions performed well. Because of strong product development, many drug companies generated good cash flows, enabling some to pay dividends. Two of the fund's top five positions at the end of the period - Novartis and Rhone Poulenc - were examples. Novartis, a company that was created by the merger of two substantial Swiss drug firms, implemented favorable cost-cutting measures during the period, while French-based Rhone Poulenc engaged in a major restructuring effort designed to focus on aspects of its business with the most growth potential. For the most part, the fund's technology exposure also helped performance. Top positions such as Philips Electronics and Alcatel both enjoyed solid sales and earnings growth. Some of the fund's Japanese tech stocks - such as Sony and Canon - also performed well, as they benefited from strong product development in the areas of camcorders, cameras, TVs and VCRs.
Q. ASIDE FROM SOME OF THE POSITIONS YOU'VE MENTIONED, WHICH ONES PERFORMED WELL? WHICH WERE DISAPPOINTMENTS?
A. Some of the fund's oil-related positions performed well, notably Total and Nationale Elf Aquitaine. Each company thrived due to shareholder-friendly management, healthy cash flows and reduced costs. In terms of disappointments, Volkswagen underwent a significant capital-raising exercise that didn't seem to correlate with the best interests of its shareholders. Another area of discomfort was the Japanese finance sector. Many Japanese brokerage firms performed poorly, mostly due to the weak local market and low trading volumes.
Q. WHAT'S YOUR TAKE ON THE RECENT VOLATILITY WE'VE SEEN, PARTICULARLY THE LATE-OCTOBER CORRECTION IN SOUTHEAST ASIA?
A. Strange as it may sound, I actually enjoy volatility. Market fluctuations can be a bit frustrating on a day-to-day basis, but volatility can present great buying opportunities for investors like myself who follow a value-oriented discipline. When I see that stocks are down, I generally look to see whether a buying opportunity is present. On the other hand, when stocks are up significantly, it creates an opportunity to sell some of the fund's more expensive holdings and to buy stocks that may be less in favor but may offer potential. So, while the fund's share price fluctuation may be frustrating for shareholders to watch, I think it helps overall performance to be able to find cheap stocks.
Q. WHAT'S YOUR OUTLOOK?
A. I can't emphasize enough how important researching individual stocks is to the fund's performance, and Fidelity has an abundance of talent and resources in place to try to uncover opportunities. My job going forward will be the same as it always is: To find the best possible investments for the fund's shareholders.



FUND FACTS
GOAL: to increase the value of the fund's shares
over the long term by investing in stocks with
above-average growth potential
START DATE: October 9, 1986
SIZE: as of December 31, 1997, more than $7.7
billion
MANAGER: Jennifer Uhrig, since January 1997;
joined Fidelity in 1987
3
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 89.5%
 SHARES VALUE (NOTE 1)
  ARGENTINA - 0.4%
Telecom Argentina Class B
 sponsored ADR  102,500 $ 3,664,375
Telefonica de Argentina SA
 sponsored ADR  36,600  1,363,350
YPF Sociedad Anonima sponsored
 ADR representing Class D shares  95,700  3,271,744
  8,299,469
AUSTRALIA - 2.4%
Australia & New Zealand
 Banking Group Ltd.   1,246,100  8,225,681
Brambles Industries Ltd.   200,200  3,968,555
Broken Hill Proprietary Co. Ltd. (The)  318,100  2,950,934
CSR Ltd.   497,600  1,684,476
Coles Myer Ltd.   700,400  3,360,428
Colonial Ltd.   682,200  1,945,211
Colonial Ltd. warrants 2/2/98 (a)  682,200  31,976
Commonwealth Bank of Australia (c)  201,300  2,306,415
Leighton Holdings Ltd.   405,800  1,415,982
National Australia Bank Ltd.   294,300  4,105,759
National Mutual Holdings Ltd.   969,807  1,839,737
News Corp. Ltd.   346,500  1,910,591
QNI Ltd.   1,054,780  700,395
Western Mining Holdings Ltd.   1,550,939  5,401,688
Westpac Banking Corp.   143,800  918,913
Woodside Petroleum Ltd.   242,000  1,704,604
Woolworths Ltd.   1,211,500  4,045,962
  46,517,307
AUSTRIA - 0.1%
OMV AG  7,600  1,051,176
Voest-Alpine Stahl AG  39,000  1,501,126
  2,552,302
BRAZIL - 1.5%
Centrais Electricas Brasileiras SA  70,550,000  3,603,200
Compania Energertica Minas Gerais  168,444,000  7,318,538
Petrobras PN (Pfd. Reg.)  30,358,000  7,099,537
Telebras sponsored ADR  79,600  9,268,425
Telesp PN (Pfd. Reg.)  4,499,000  1,197,220
  28,486,920
CANADA - 3.2%
Abitibi-Consolidated, Inc.   88,300  1,232,265
Alcan Aluminium Ltd.   269,700  7,433,234
Alliance Forest Products, Inc. (a)  78,800  1,295,373
Alliance Forest Products, Inc. (a)(c)  83,700  1,375,922
BCE, Inc.   258,200  8,606,366
Bro-X Minerals Ltd. (a)  42,700  -
Canadian Pacific Ltd.   28,100  756,777
Canadian National Railway Co.   15,500  729,705
Canadian Natural Resources Ltd. (a)  159,900  3,422,713
Cinar Films, Inc. Class B (sub-vtg.) (a)  23,400  913,378
Cominco Ltd.   305,800  4,674,009
Domtar, Inc.   518,800  3,610,968
Greenstone Resources Ltd. (a)  141,300  672,128
Hudson's Bay Co. Ord.   73,600  1,639,789
Inco Ltd.   155,000  2,634,745
Leitch Technology Corp. (a)  68,000  2,045,399
National Bank of Canada  376,000  6,207,268
Noranda, Inc.   320,600  5,516,953
Renaissance Energy Ltd. (a)  153,600  3,169,669
Rio Alto Exploration Ltd. (a)  137,900  1,157,567
St Laurent Paperboard, Inc. (a)(c)  155,900  2,006,617
Seagram Co. Ltd.   57,300  1,853,818
Teleglobe, Inc.   25,000  760,729
  61,715,392

 SHARES VALUE (NOTE 1)
DENMARK - 1.0%
Den Danske Bank Group AS   55,900 $ 7,450,722
International Service Systems AS,
 Series B (a)  96,600  3,553,804
Jyske Bank AS (Reg.)  6,800  828,917
Novo-Nordisk AS Class B  30,900  4,420,794
Sophus Berendsen AS, Series B  11,400  1,880,611
Unidanmark AS Class A  21,400  1,571,439
  19,706,287
FINLAND - 2.2%
Cultor OY, Series 1  57,600  3,129,688
Enso OY Class R  614,800  4,762,480
Huhtamaki Ord.   144,500  5,968,115
Metsa-Serla Ltd. Class B  738,500  5,761,376
Nokia Corp. AB, Series A  52,000  3,694,036
Outokumpu OY Class A  156,800  1,914,055
Pohjola Class B  124,900  4,631,276
UPM-Kymmene Corp.   351,300  7,028,966
Valmet OY  382,300  5,277,266
  42,167,258
FRANCE - 12.5%
Accor SA  9,900  1,839,147
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  342,250  43,466,631
Axa SA  114,726  8,869,909
Axime SA Ex Segin (a)  45,100  5,810,177
Cap Gemini Sogeti SA  98,500  8,070,017
Carrefour Supermarche SA  7,800  4,066,075
Coflexip sponsored ADR  5,000  279,688
Compagnie de Saint Gobain  15,900  2,256,910
Credit Commercial de France Ord.   81,800  5,601,810
Eramet SA  98,162  3,715,603
Elf Sanofi SA  52,900  5,884,121
GAN (Groupe Des Assur Natl.) (a)  130,000  3,179,049
Lafarge SA  40,020  2,623,707
Lagardere S.C.A. (Reg.)  104,100  3,439,180
Michelin SA (Compagnie Generale
 des Etablissements) Class B  125,919  6,334,101
Nationale Elf Aquitaine  133,800  15,549,099
Pechiney SA Class A  310,284  12,239,309
Rhone Poulenc SA Class A  906,172  40,558,475
Scor SA  37,400  1,786,954
Societe Generale Class A  50,000  6,806,674
Total SA Class B  384,114  41,768,850
Usinor Sacilor  503,000  7,256,695
Union Assurancesfederale SA  32,500  4,262,472
Valeo SA  74,700  5,062,263
  240,726,916
GERMANY - 3.2%
Allianz Aktiengesellschaft Holdings (Reg.)  30,200  7,791,382
BASF AG  114,400  4,026,422
Bayer AG  168,100  6,224,887
(BMW) Muenchen Bayerische
 Motorenwerke AG  2,200  1,639,144
BHF Bank (Bank Berlin Hand)  233,900  6,762,747
Continental Gummi-Werke AG  134,300  2,987,680
Daimler-Benz AG Ord.   151,100  10,585,822
Hoechst AG Ord.   112,100  3,926,772
Lufthansa Deutsche AG (Reg.)  158,900  3,034,871
Mannesmann AG Ord.   16,300  8,292,744
Veba AG Ord.   98,100  6,676,364
  61,948,835
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HONG KONG - 0.6%
China Light & Power Co. Ltd.   374,000 $ 2,075,686
China Telecom (Hong Kong) Ltd.   2,126,000  3,649,526
Great Eagle Holdings Ltd.   546,000  764,617
Great Eagle Holdings Ltd.
 warrants 11/30/98 (a)  109,200  14,094
Hutchison Whampoa Ltd. Ord.   240,000  1,505,460
National Mutual Asia Ltd.   1,040,000  1,033,584
Peregrine Investments Holdings Ltd.   1,200,000  851,855
Vtech Holdings Ltd.   346,000  1,020,432
  10,915,254
INDIA - 0.1%
Mahindra & Mahindra Ltd. GDR  66,500  665,000
State Bank of India GDR (Reg.)  38,000  674,500
  1,339,500
IRELAND - 1.4%
Bank of Ireland, Inc.   813,900  12,497,190
CRH PLC  145,682  1,705,568
Elan Corp. PLC ADR (a)  16,000  819,000
Independent Newspapers PLC  889,749  4,690,757
Smurfit (Jefferson) Group PLC  2,287,900  6,461,611
  26,174,126
ITALY - 1.3%
Credito Italiano Ord.   1,078,700  3,336,618
Eni Spa  1,638,600  9,357,075
Istituto Nazionale Delle
 Assicurazioni Spa  1,084,100  2,198,779
Telecom Italia Mobile Spa  1,942,000  8,959,950
Telecom Italia Spa  211,110  1,350,397
  25,202,819
JAPAN - 17.5%
Acom Co. Ltd.   106,900  5,894,543
Amway Japan Ltd.   171,200  3,277,810
Aoyama Trading Co. Ord.   3,300  58,886
Asahi Breweries Ltd.   50,000  727,551
Bridgestone Corp.   168,000  3,641,126
Canon, Inc.   326,000  7,589,814
Circle K Japan Co. Ltd.   13,000  622,248
Citizen Watch Co. Ltd. Ord.   472,000  3,162,933
Dai-Ichi Kangyo Bank  124,000  731,227
Daiwa House Industry Co. Ltd.   113,000  597,128
Daiwa Securities Co. Ltd.   774,000  2,667,433
Denso Corp.   106,000  1,907,716
Denny's Japan Co. Ltd.   79,000  1,742,447
Daito Trust Construction Co.   79,500  485,250
Fuji Bank Ltd.   498,000  2,013,739
Fuji International Trust unit
 sponsored ADR (c)  100  863,365
Fuji Machine Manufacturing Co.
 Ltd. Ord.   30,000  723,722
Fuji Photo Film Co. Ltd.   488,000  18,686,579
Fujitsu Ltd.   339,000  3,634,693
Hitachi Maxell Ltd.   326,000  5,742,294
Honda Motor Co. Ltd.   442,000  16,214,283
Ibiden Co. Ltd.   157,000  1,899,751
Ito-Yokado Co. Ltd.   103,000  5,245,644
Jafco Co. Ltd.   46,000  1,638,139
Jusco Co. Ltd.   119,000  1,676,891
Kao Corp.   301,000  4,333,755
Komatsu Ltd. Ord.   988,000  4,956,079
Kyocera Corp.   58,000  2,629,600
Long Term Credit Bank of Japan Ltd. (The)  2,009,000  3,215,631

 SHARES VALUE (NOTE 1)
Matsushita Electric Industrial Co. Ltd.   1,023,000 $ 14,964,044
Matsushita Communication
 Industrial Co. Ltd.   92,000  2,451,924
Matsushita Electric Works Co. Ltd.   331,000  2,864,484
Minebea Co. Ltd.   899,000  9,638,905
Minolta Camera Co. Ltd.   868,000  4,872,633
Mitsubishi Electric Co. Ord.   586,000  1,498,939
Mitsubishi Estate Co. Ltd.   580,000  6,307,486
Mitsubishi Heavy Industries Ltd.   379,000  1,578,985
Mitsubishi Trust & Banking Corp.   100,000  1,003,255
Mitsui Fudosan Co. Ltd.   380,000  3,666,858
Nichiei Co. Ltd.   31,400  3,342,600
Nikko Securities Co. Ltd.   570,000  1,510,396
Nintendo Co. Ltd. Ord.   174,000  17,056,864
Nippon Telegraph &
 Telephone Corp. Ord.   997  8,551,714
Nitto Denko Corp.   69,000  1,188,972
Nomura Securities Co. Ltd.   805,000  10,727,169
Omron Corp.   539,000  8,420,908
Orix Corp.   143,900  10,028,643
Onward Kashiyama & Co. Ltd.   233,000  2,694,467
Ricoh Co. Ltd. Ord.   219,000  2,717,059
Rohm Co. Ltd.   106,000  10,796,860
Sakura Bank Ltd.   2,796,000  7,987,042
Sankyo Co. Ltd.   345,000  7,794,371
Sekisui House Ltd.   107,000  687,521
Sekisui Chemical Co. Ltd.   6,000  30,465
Shinko Electric Industries Co. Ltd.   44,600  1,492,644
Shin-Etsu Chemical Co. Ltd.   150,000  2,860,425
Sony Corp.   182,600  16,221,789
Shohkoh Fund & Co. Ltd.   3,600  1,097,300
Sony Music Entertainment Japan, Inc.   103,300  3,797,358
Sumitomo Realty & Development Co. Ltd.   959,000  5,508,329
TDK Corp.   102,000  7,686,617
Takeda Chemical Industries Ltd.   949,000  27,036,416
Takefuji Corp.   55,500  2,546,008
Terumo Corp.   125,000  1,838,024
THK Co. Ltd.   455,800  4,433,207
Tokio Marine & Fire Insurance Co.
 Ltd. (The)  312,000  3,536,358
Toyota Motor Corp.   96,000  2,749,684
Toyo Trust & Banking Co. Ltd.   33,000  194,601
Tokyo Electron Ltd.   53,000  1,696,649
Uni Charm Corp. Ord.   80,000  2,830,557
Uny Co. Ltd.   105,000  1,439,403
World Co. Ltd.   35,300  783,994
Xebio Co. Ltd.   37,200  296,289
Yasuda Trust & Banking  652,000  649,129
  337,657,622
MALAYSIA - 0.1%
Malayan Banking BHD  28,000  81,452
Oriental Holdings BHD  1,027,000  1,258,468
  1,339,920
MEXICO - 1.3%
BANACCI SA de CV Class B (a)  616,000  1,843,420
DESC (Sociedad de Fomento
 Industrial SA) Class B  188,000  1,796,134
Grupo Carso SA de CV Class A-1  153,000  1,023,792
Grupo Financiero Bancomer Class B (a)  13,455,000  8,669,888
Grupo Financiero Inbursa SA Class B  237,000  969,145
Grupo Mexico SA Class L  80,000  252,788
Industrias Penoles SA  54,000  244,238
Telefonos de Mexico SA sponsored ADR
 representing Ord. Class L shares  161,600  9,059,700
Tubos De Acero De Mexico ADR (a)  91,700  1,983,013
  25,842,118
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NETHERLANDS - 8.1%
Ahold NV  355,484 $ 9,279,597
AKZO Nobel NV  139,900  24,134,735
Beter Bed Holding NV  87,200  1,682,467
Benckiser NV Class B  96,600  3,999,378
ING Groep NV  367,617  15,491,977
KLM Royal Dutch Air Lines NV  66,706  2,468,764
Koninklijke Hoogovens NV  143,600  5,888,557
Koninklijke KNP BT NV  96,300  2,219,201
Nutreco Holding NV (a)  111,500  2,541,969
Philips Electronics NV (Bearer)  454,100  27,248,241
Royal Dutch Petroleum Co. Ord.   445,360  24,460,187
Unilever NV Ord.   366,200  22,588,206
Vendex International NV (c)  121,600  6,714,552
VNU Ord.   251,500  7,098,840
  155,816,671
NETHERLANDS ANTILLES - 0.1%
Schlumberger Ltd.   32,700  2,632,350
NEW ZEALAND - 0.2%
Air New Zealand Ltd. Class B  552,200  1,106,953
Lion Nathan Ltd.   572,000  1,282,912
Lion Nathan Ltd. (Astl)  59,200  134,887
Sky Network Television Ltd. (a)  375,600  565,248
  3,090,000
NORWAY - 0.5%
Den Norske Bank AS
 Class A Free shares  894,400  4,221,500
Elkem ASA  122,100  1,622,921
NCL Holdings AS (a)  1,215,800  4,353,332
NCL Holdings AS rights 12/23/97 (a)  1,215,800  7,328
  10,205,081
PERU - 0.1%
Compania de Minas Buenaventura SA
 Class B sponsored ADR  80,200  1,283,200
PORTUGAL - 0.3%
BPI-SGPS SA (Reg.)  161,100  3,918,057
Electricidade de Portugal SA  117,300  2,221,688
  6,139,745
RUSSIA - 0.1%
Vimpel Communications
 sponsored ADR (a)  49,300  1,756,313
SINGAPORE - 0.1%
Kim Engineering Holdings Ltd.   2,683,000  877,058
Singapore International Airlines Ltd.   98,000  640,713
  1,517,771
SOUTH AFRICA - 0.3%
Gencor Ltd. (Reg.)  164,160  271,548
JCI Ltd.   187,500  838,000
Sasol Ltd.   557,800  5,845,639
  6,955,187
SPAIN - 1.5%
Acerinox SA (Reg.)  14,900  2,199,442
Banco Bilbao Vizcaya SA Ord. (Reg.)  344,400  11,139,197
Mapfre Vida SA  26,000  914,286
Telefonica de Espana SA Ord.   511,500  15,526,144
  29,779,069

 SHARES VALUE (NOTE 1)
SWEDEN - 6.3%
ABB AB:
 Series A  297,900 $ 3,529,398
 Series B  153,000  1,803,040
Astra AB Class A Free shares  1,160,900  20,118,697
Assi Doman AB Free shares  63,600  1,611,222
Electrolux AB  87,200  6,055,785
Ericsson (L.M.) Telephone Co. Class B  75,000  2,821,681
Esselte AB Class B Free shares  90,900  1,844,557
Granges AB (Reg.)  48,600  762,620
IBS (International Business Systems) AB
 Class B Free shares (a)  256,800  2,977,729
Investor AB Class B Free shares  82,000  3,999,698
Nordbanken Holding AB  1,749,300  9,899,493
SKF AB Ord.   117,100  2,494,284
Skandia Foersaekrings AB  168,700  7,962,863
Svenska Handelsbanken  171,100  5,919,632
Swedish Match Co.   4,756,500  15,886,774
Volvo AB Class B  1,221,200  32,784,512
  120,471,985
SWITZERLAND - 5.3%
Ciba Specialty Chemicals AG  18,400  2,189,877
Credit Suisse Group (Reg.)  151,700  23,450,205
Julius Baer Holding AG  5,603  10,385,862
Nestle SA (Reg.)  9,730  14,568,379
Novartis AG (Reg.)  25,000  40,526,676
Sulzer AG (Reg.)  3,469  2,197,192
SGS Societe Generale de Surveillance
 Holding SA (Bearer)  800  1,532,148
Swiss Bank Corp. (Reg.)  5,400  1,676,881
Union Bank of Switzeland Ord. (Bearer)  3,500  5,056,088
  101,583,308
TURKEY - 0.1%
Tupras-Turkiye Petrol Rafinerileri AS (a)  19,623,000  2,222,236
UNITED KINGDOM - 16.3%
Allied Domecq PLC  6,200  53,524
BAT Industries PLC Ord.   1,217,300  11,110,480
BBA Group PLC  282,372  1,888,744
Barclays PLC Ord.   582,100  15,516,778
Barratt Developments PLC  847,125  3,237,881
Billiton PLC  820,800  2,109,538
Boots Co. PLC Class L (The)  161,900  2,337,891
British Aerospace PLC  317,625  9,079,033
British Petroleum PLC Ord.   981,356  12,934,272
British Land Co. PLC (The) Ord.   176,200  1,930,425
British Telecommunications PLC Ord.   850,300  6,703,159
Cable & Wireless PLC Ord.   348,900  3,075,248
Caradon PLC  3,680,180  10,731,681
Cookson Group PLC  3,846,100  12,482,806
Courtaulds Textiles PLC  237,900  1,399,227
Devro PLC  118,100  733,528
Diageo PLC  916,791  8,413,001
Dorling Kindersley Holdings PLC Class L  175,400  621,289
DR Solomons Group PLC
 sponsored ADR (a)  147,000  4,740,750
English China Clay PLC  191,400  845,088
Gallaher Group PLC  1,449,000  7,722,681
Glaxo Wellcome PLC  786,600  18,661,298
Granada Group PLC  268,000  4,106,229
HSBC Holdings PLC  345,100  8,539,655
HSBC Holdings PLC Ord.   56,500  1,452,107
Hays PLC  94,200  1,260,179
Inchcape PLC Ord.   952,800  2,558,673
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED KINGDOM - CONTINUED
Ladbroke Group PLC Ord.   1,328,800 $ 5,779,483
Lloyds TSB Group PLC  1,896,495  24,589,622
National Grid Co. PLC  790,400  3,763,312
National Westminster Bank PLC Ord.   125,000  2,084,088
Pearson PLC   397,300  5,177,504
Perpetual PLC  19,600  904,148
Pilkington PLC Ord.   729,300  1,531,940
Rentokil Initial PLC  5,387,000  23,518,969
Royal & Sun Alliance Insurance
 Group PLC  464,908  4,695,187
Scholl PLC  354,800  1,508,095
Securicor Group PLC  1,138,100  5,353,181
Shell Transport & Trading Co. PLC (Reg.)  2,177,300  15,783,248
Siebe PLC  102,300  2,014,044
SmithKline Beecham PLC Ord.   2,463,742  25,287,663
SIG PLC  38,800  162,364
Somerfield PLC  1,044,600  3,614,055
Tarmac  554,200  1,040,871
Thames Water PLC Ord.   144,800  2,162,528
Tomkins PLC Ord.   179,800  853,115
Unigate PLC  333,200  3,299,171
Unilever PLC Ord.   1,107,200  9,503,624
Vodafone Group PLC  2,109,244  15,289,910
WPP Group PLC  252,900  1,129,129
  313,290,416
UNITED STATES OF AMERICA - 1.4%
Alumax, Inc. (a)  117,900  4,008,600
Aluminum Co. of America  95,400  6,713,775
Continental Homes Holding Corp.   49,600  1,996,400
D.R. Horton, Inc.   319,200  5,546,100
Kaiser Aluminum Corp. (a)  8,200  72,263
MCI Communications Corp.   154,300  6,605,969
Newmont Mining Corp.   46,000  1,351,250
  26,294,357
TOTAL COMMON STOCKS
 (Cost $1,474,140,020)   1,723,629,734
PREFERRED STOCKS - 2.3%
CONVERTIBLE PREFERRED STOCKS - 0.4%
AUSTRALIA - 0.2%
National Australia Bank Ltd. 7.875%  111,700  3,176,469
JAPAN - 0.0%
AJL participating trust $1.44  73,000  803,000
UNITED STATES OF AMERICA - 0.2%
WBK Trust $3.135 STRYPES  86,400  2,889,000
TOTAL CONVERTIBLE PREFERRED STOCKS   6,868,469
NONCONVERTIBLE PREFERRED STOCKS - 1.9%
AUSTRALIA - 0.1%
Sydney Harbour Casino Holdings Ltd. (a)  1,517,100  1,437,005
GERMANY - 0.5%
Boss (Hugo) AG  650  831,248
SAP AG (Systeme
 Anwendungen Produkte)  21,700  6,899,440
Wella AG  2,635  2,008,666
  9,739,354
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ITALY - 1.3%
Telecom Italia Mobile Spa de Risp  3,961,100 $ 11,206,750
Telecom Italia Spa  3,272,325  14,378,212
  25,584,962
TOTAL NONCONVERTIBLE PREFERRED STOCKS   36,761,321
TOTAL PREFERRED STOCKS
 (Cost $27,030,220)   43,629,790
CLOSED-END INVESTMENT COMPANIES - 0.5%
EMERGING MARKETS - 0.2%
TCW/DW Emerging Markets
 Opportunities Trust (SBI)  82,500  1,087,969
Templeton Dragon Fund, Inc.   183,500  1,972,625
  3,060,594
GERMANY - 0.3%
Emerging Germany Fund, Inc.   70,600  794,250
New Germany Fund, Inc. (The)  338,800  4,573,800
  5,368,050
MULTI-NATIONAL - 0.0%
Morgan Stanley Asia-Pacific Fund, Inc.   82,900  616,569

TOTAL CLOSED-END INVESTMENT COMPANIES
 (Cost $10,484,356)   9,045,213
GOVERNMENT OBLIGATIONS - 0.0%
  PRINCIPAL
  AMOUNT
U.S. Treasury Bills, yields at date of
 purchase 5.18% to 5.14%,
 1/8/98 (d) (Cost $899,226)  $ 900,000  899,226
CASH EQUIVALENTS - 7.7%
  SHARES

Taxable Central Cash Fund (b)
 (Cost $147,575,915)  147,575,915  147,575,915
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,660,129,737)  $ 1,924,779,878
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
  DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
123 Nikkei 225 Stock Index
Contracts Mar. 1998 $ 9,363,375 $ (929,988)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT
IN SECURITIES - 0.5%
SECURITY TYPE ABBREVIATIONS
STRYPES - Structured Yield Product Exchangeable
  for Common Stock
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,266,871 or 0.7% of net assets.
4. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $580,000.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $1,273,107,159 and $1,153,696,427, respectively.
The market value of futures contracts opened and closed during the period amounted to $72,126,834 and $72,521,418, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $294,845 for the period (see Note 4 of Notes to Financial Statements).
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investments
Aerospace & Defense   0.5%
Basic Industries    8.4
Cash Equivalents   7.7
Construction & Real Estate    3.2
Durables    9.1
Energy    7.6
Finance    18.2
Government Obligations   0.0
Health    10.0
Holding Companies   1.3
Industrial Machinery & Equipment    4.8
Media & Leisure   3.2
Nondurables   5.6
Precious Metals   0.5
Retail & Wholesale   2.7
Services    2.3
Technology    6.0
Transportation   0.7
Utilities   8.2
    100.0%
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,661,721,342. Net unrealized appreciation aggregated $263,058,536, of which $407,371,007 related to appreciated investment securities and $144,312,471 related to depreciated investment securities.
The fund hereby designates approximately $78,646,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                  $
1,924,779,878
(COST $1,660,129,737) - SEE ACCOMPANYING SCHEDULE


RECEIVABLE FOR INVESTMENTS SOLD
6,519,325

RECEIVABLE FOR FUND SHARES SOLD
2,144,375

DIVIDENDS RECEIVABLE
4,115,885

INTEREST RECEIVABLE                                                                                                  722,953


RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                                                                  24,600


OTHER RECEIVABLES                                                                                                    68,255


 TOTAL ASSETS
1,938,375,271

LIABILITIES


PAYABLE TO CUSTODIAN BANK                                                                              $ 16,012


PAYABLE FOR INVESTMENTS PURCHASED                                                                       4,375,455


PAYABLE FOR FUND SHARES REDEEMED                                                                        5,099,912


ACCRUED MANAGEMENT FEE                                                                                  1,183,740


DISTRIBUTION FEES PAYABLE                                                                               36


OTHER PAYABLES AND ACCRUED EXPENSES                                                                     446,767


 TOTAL LIABILITIES
11,121,922

NET ASSETS                                                                                                          $
1,927,253,349

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                     $
1,524,828,498

UNDISTRIBUTED NET INVESTMENT INCOME
16,641,512

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
122,131,238

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
263,652,101
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS                                                                                                          $
1,927,253,349


INITIAL CLASS:                                       $19.20
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($1,926,322,380 (DIVIDED BY) 100,320,693
SHARES)

SERVICE CLASS:                                       $19.20
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($930,969 (DIVIDED BY) 48,486 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME                                                                 $ 41,192,284
DIVIDENDS

INTEREST                                                                           10,126,931

                                                                                   51,319,215

LESS FOREIGN TAXES WITHHELD                                                        (4,339,379
                                                                                  )

 TOTAL INCOME                                                                      46,979,836

EXPENSES

MANAGEMENT FEE                                                     $ 14,309,058

TRANSFER AGENT FEES                                                 1,302,648

DISTRIBUTION FEES - SERVICE CLASS                                   41

ACCOUNTING FEES AND EXPENSES                                        803,038

NON-INTERESTED TRUSTEES' COMPENSATION                               6,136

CUSTODIAN FEES AND EXPENSES                                         945,179

REGISTRATION FEES                                                   4,483

AUDIT                                                               47,109

LEGAL                                                               11,069

MISCELLANEOUS                                                       129,020

 TOTAL EXPENSES BEFORE REDUCTIONS                                   17,557,781

 EXPENSE REDUCTIONS                                                 (225,308       17,332,473
                                                                   )

NET INVESTMENT INCOME                                                              29,647,363

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              121,016,257

 FOREIGN CURRENCY TRANSACTIONS                                      (427,681
                                                                   )

 FUTURES CONTRACTS                                                  (3,542,193     117,046,383
                                                                   )

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              58,901,833

 ASSETS AND LIABILITIES IN                                          (79,542
 FOREIGN CURRENCIES                                                )

 FUTURES CONTRACTS                                                  (458,418       58,363,873
                                                                   )

NET GAIN (LOSS)                                                                    175,410,256

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 205,057,619

OTHER INFORMATION                                                                 $ 223,816
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                                1,492

                                                                                  $ 225,308


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1997           1996

OPERATIONS              $ 29,647,363      $ 28,360,200
NET INVESTMENT
INCOME

 NET REALIZED GAIN       117,046,383       114,395,097
(LOSS)

 CHANGE IN NET           58,363,873        46,672,077
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE            205,057,619       189,427,374
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO         (29,012,812       (16,689,141
SHAREHOLDERS            )                 )
FROM NET INVESTMENT
INCOME

 FROM NET REALIZED       (115,172,073      (18,358,055
GAIN                    )                 )

 TOTAL DISTRIBUTIONS     (144,184,885      (35,047,196
                        )                 )

SHARE TRANSACTIONS -     198,779,377       170,087,115
NET INCREASE
(DECREASE)

  TOTAL INCREASE         259,652,111       324,467,293
(DECREASE) IN NET
ASSETS

NET ASSETS

 BEGINNING OF PERIOD     1,667,601,238     1,343,133,945

 END OF PERIOD          $ 1,927,253,349   $ 1,667,601,238
(INCLUDING
UNDISTRIBUTED NET
INVESTMENT INCOME
OF $16,641,512 AND
$22,748,929,
RESPECTIVELY)


OTHER INFORMATION:

      YEAR ENDED DECEMBER 31, 1997             YEAR ENDED DECEMBER 31, 1996

      SHARES                         DOLLARS   SHARES                         DOLLARS



SHARE TRANSACTIONS       51,240,982     $ 973,125,045     37,069,614     $ 649,592,564
INITIAL CLASS
 SOLD

  REINVESTED             8,319,959       144,184,885      2,053,145       35,047,196

  REDEEMED               (47,764,686)    (919,455,709)    (29,349,715)    (514,552,645)

  NET INCREASE           11,796,255     $ 197,854,221     9,773,044      $ 170,087,115
(DECREASE)

 SERVICE CLASS A         48,794         $ 931,087         -              $ -
 SOLD

  REINVESTED             -               -                -               -

  REDEEMED               (308)           (5,931)          -               -

  NET INCREASE           48,486         $ 925,156         -              $ -
(DECREASE)

DISTRIBUTIONS                           $ 29,012,812                     $ 16,689,141
INITIAL CLASS - NET
INVESTMENT INCOME

 INITIAL CLASS - NET                     115,172,073                      18,358,055
REALIZED GAIN

 TOTAL                                  $ 144,184,885                    $ 35,047,196

 SERVICE CLASS - NET                    $ -                              $ -
INVESTMENT INCOME

 SERVICE CLASS - NET                     -                                -
REALIZED GAIN

 TOTAL                                  $ -                              $ -

                                        $ 144,184,885                    $ 35,047,196



A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS
                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1997                       1996   1995   1994   1993


NET ASSET VALUE,    $ 18.84       $ 17.06       $ 15.67       $ 15.48       $ 11.53
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                 .30 E         .32 D, E      .17           .19           .06
INVESTMENT
INCOME

 NET REALIZED        1.70          1.88          1.34          .08           4.16
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM          2.00          2.20          1.51          .27           4.22
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET            (.33)         (.20)         (.06)         (.08)         (.18)
INVESTMENT
INCOME

 IN EXCESS OF        -             -             -             -             (.04)
NET INVESTMENT
INCOME

 FROM NET            (1.31)        (.22)         (.02)         -             -
REALIZED GAIN

 IN EXCESS OF        -             -             (.04)         -             (.05)
NET REALIZED
GAIN

 TOTAL               (1.64)        (.42)         (.12)         (.08)         (.27)
DISTRIBUTIONS

NET ASSET VALUE,    $ 19.20       $ 18.84       $ 17.06       $ 15.67       $ 15.48
END OF PERIOD

TOTAL                11.56%        13.15%        9.74%         1.72%         37.35%
RETURN B, C

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 1,926,322   $ 1,667,601   $ 1,343,134   $ 1,297,701   $ 777,961
OF PERIOD (000
OMITTED)

RATIO OF             .92%          .93%          .91%          .92%          1.03%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF             .90% G        .92% G        .91%          .92%          1.03%
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET         1.55%         1.84%         1.88%         1.28%         1.21%
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO            67%           92%           50%           42%           42%
TURNOVER RATE

AVERAGE             $ .0092       $ .0137
COMMISSION
RATE H


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                          YEAR ENDED
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1997 F

NET ASSET VALUE,    $ 19.36
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                 .01 E
INVESTMENT
INCOME

 NET REALIZED        (.17)
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM          (.16)
INVESTMENT
OPERATIONS

NET ASSET VALUE,    $ 19.20
END OF PERIOD

TOTAL                (.83)%
RETURN B, C

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 931
OF PERIOD (000
OMITTED)

RATIO OF             1.02% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF             1.01% A,
EXPENSES TO         G
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET         .31% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO            67%
TURNOVER

AVERAGE             $ .0092
COMMISSION
RATE H

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.05 PER SHARE.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO DECEMBER 31, 1997.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
The Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio (the funds) are funds of Variable Insurance Products Fund. Investment Grade Bond Portfolio, Asset Manager Portfolio, Asset Manager: Growth Portfolio, Index 500 Portfolio and Contrafund Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio and Growth Opportunities Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (the trusts) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund except the Money Market Portfolio,
Index 500 Portfolio and Investment Grade Portfolio offer two classes of shares; the funds' original class of shares (Initial Class shares) and Service Class shares. Offering of the Service Class shares commenced on November 3, 1997. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION:
MONEY MARKET PORTFOLIO. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INVESTMENT GRADE BOND PORTFOLIO. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
ASSET MANAGER, BALANCED, AND HIGH INCOME PORTFOLIOS. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
ASSET MANAGER: GROWTH, EQUITY-INCOME, GROWTH & INCOME, INDEX 500, GROWTH OPPORTUNITIES, CONTRAFUND AND GROWTH PORTFOLIOS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
OVERSEAS PORTFOLIO. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If events which are expected to materially affect the value of securities occur after the close of a principal market in which those securities are traded, then those securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees (" fair value"). Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Each fund accrues such taxes as applicable. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME:
MONEY MARKET PORTFOLIO. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER,
BALANCED, ASSET MANAGER: GROWTH, EQUITY-INCOME, INDEX 500, GROWTH OPPORTUNITIES, GROWTH & INCOME, CONTRAFUND, GROWTH AND OVERSEAS PORTFOLIOS. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Certain foreign currency gains (losses), if applicable, are taxable as ordinary income and, therefore, increase (decrease) taxable ordinary income available for distributions. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures and options transactions, defaulted bonds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. Certain funds generally use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding interfund lending is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
FUTURES CONTRACTS. Certain funds may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. Each fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $12,000,000, $15,367,042, $8,528,567 and $518,236
or 1.2%, 0.7%, 0.2% and 0.1% of net assets of the Money Market, High Income, Asset Manager and Asset Manager: Growth Portfolios, respectively.
3. JOINT TRADING ACCOUNT.
At the end of the period, the Investment Grade Bond Portfolio had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by
FMR. The maturity values of the joint trading account investments were $82,660,380 at 6.40%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED 12/31/97, DUE 1/2/98
Number of dealers or banks 17
Maximum amount with one dealer or bank 18.2%
Aggregate principal amount of agreements $19,912,697,000
Aggregate maturity amount of agreements $19,919,779,774
Aggregate market value of transferred assets $20,338,548,423
Coupon rates of transferred assets 0.0% to 15.75%
Maturity dates of transferred assets 1/2/98 to 11/15/27
4. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities) and the market value of future contracts opened and closed is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee.
For the Money Market Portfolio, FMR receives a monthly fee that is calculated on the basis of a basic fund fee rate of .03% of the fund's average net assets, plus a fixed income group fee rate and an income-based fee. The group fee rate is the weighted average of a series of rates ranging from .1100% to .3700% and is based on the monthly average net assets of all the mutual funds advised by FMR. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is 0.24% of average net assets.
5. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
For the Index 500 Portfolio, FMR receives a fee that is computed at an annual rate of .24% of the fund's average net assets. Effective December 1, 1997, FMR reduced the management fee rate from .28% to
 .24%.
For all other funds, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the Investment Grade Bond and High Income Portfolios and .2500% to .5200% for the Asset Manager,
Balanced, Asset Manager: Growth, Equity-Income, Growth & Income,
Growth Opportunities, Contrafund, Growth and Overseas Portfolios for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rates are .30% for Investment Grade Bond, Asset Manager: Growth, Growth Opportunities, Contrafund and Growth and, .45% for High Income and Overseas, .25% for Asset Manager, .15% for Balanced, and .20% for Equity-Income and
Growth & Income Portfolios.
For the period, each funds' management fee was equivalent to the following annual rates expressed as a percentage of average net assets:
Money Market .21%
Investment Grade Bond .44%
High Income .59%
Asset Manager .55%
Balanced .45%
Asset Manager: Growth, Growth Opportunities,
 Contrafund, Growth .60%
Equity-Income .50%
Growth & Income .49%
Index 500 .27%
Overseas .75%
SUB-ADVISER FEE. As the Money Market Portfolio's investment sub-adviser, Fidelity Investments Money Management, Inc. (FIMM) (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
FMR, on behalf of the Overseas Portfolio, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
Effective December 1, 1997 FMR and the Index 500 Portfolio entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. In addition, the fund pays Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers
Trust $54.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each fund's class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of
 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.
For the period, Service Class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services.
HIGH INCOME  $ 147
ASSET MANAGER   2
BALANCED   1
ASSET MANAGER: GROWTH   1
EQUITY-INCOME   226
GROWTH & INCOME   1
GROWTH OPPORTUNITIES   100
CONTRAFUND   214
GROWTH   86
OVERSEAS   41

5. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each fund's class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class of shares or render shareholder support services. For the period, FMR or FDC informed the fund that payments made to third parties under the Plans amounted to:
  INITIAL SERVICE
  CLASS CLASS
INVESTMENT GRADE BOND $ 63,184  N/A
HIGH INCOME  854,029 $ 253
ASSET MANAGER  1,779,647  -
BALANCED  1,057  -
ASSET MANAGER: GROWTH  31,102  -
EQUITY-INCOME  3,693,878  414
GROWTH & INCOME  3,786  -
INDEX 500  3,550  N/A
GROWTH OPPORTUNITIES  12,129  183
CONTRAFUND  1,131,705  374
GROWTH  3,207,118  154
OVERSEAS  854,467  70
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.
For the period, each funds' transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:
MONEY MARKET, HIGH INCOME, ASSET          .07%
MANAGER,
BALANCED, ASSET MANAGER: GROWTH,
EQUITY-INCOME, GROWTH & INCOME, INDEX
500, GROWTH OPPORTUNITIES, CONTRAFUND,
GROWTH AND OVERSEAS



INVESTMENT GRADE BOND                     .08%

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company Inc., an affiliate of FMR, maintains the funds' accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the Index 500 Portfolio's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and sub-advisory fees paid by the fund associated with securities lending) above an annual rate of .28% of average net assets.
FMR has also directed certain portfolio trades to brokers who paid a portion of certain funds' expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized on uninvested cash balances were used to reduce a portion of certain funds' expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
7. SECURITY LENDING
Certain funds loaned securities to brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. Each applicable fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Information regarding the value of the securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
8. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company(FILI) and its subsidiaries, affiliates of FMR, were the record owners of more than 5% of the outstanding shares and certain unaffiliated insurance companies were record owners of 10% or more of the total outstanding shares of the following funds:
 FILI UNAFFILIATED INSURANCE COMPANIES
FUND % OF OWNERSHIP # OF % OF OWNERSHIP
Money Market 45% 1 11%
Investment Grade Bond 37% 1 11%
High Income 15% 2 58%
Asset Manager 20% 3 47%
Balanced 31% 1 66%
Asset Manager: Growth 74% - -
Equity-Income 18% 1 28%
Growth & Income 82% - -
Index 500 39% 1 10%
Growth Opportunities 30% 1 66%
Contrafund 33% 2 38%
Growth  14% 1 28%
Overseas 14% 1 36%
9. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in the "Legend" at the end of each applicable fund's schedule of investments.
10. SHAREHOLDER TRANSACTIONS.
On March 14, 1997, the following funds accepted assets from Nationwide Life Insurance Co. in exchange for shares as follows:
 VALUE OF SHARES VALUE PER
FUND ASSETS RECEIVED ISSUED SHARE
Money Market Fund $27,320,971 27,320,971 $ 1.00
High Income Portfolio $91,391,383 7,733,642 $ 11.82
Overseas Portfolio $46,754,098 2,644,463 $ 17.68
Investment Grade
 Bond Portfolio $19,784,453 1,717,566 $ 11.52
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund and the Shareholders of Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio:
We have audited the accompanying statements of assets and liabilities of Variable Insurance Products Fund: Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio, including the schedules of portfolio investments, as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights of the Money Market Portfolio and the Initial Class and Service Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Variable Insurance Products Fund: Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights of the Money Market Portfolio and the Initial Class and Service Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 5, 1998 except for the financial statements and financial highlights of the Money Market Portfolio as to which the date is February 3, 1998.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund II and the Shareholders of Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio and Contrafund Portfolio:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio and Contrafund Portfolio (funds of Variable Insurance Products Fund II) at December 31, 1997, the results of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Variable Insurance Products Fund II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
Price Waterhouse LLP
Boston, Massachusetts
February 10, 1998
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Variable Insurance Products Fund III and the Shareholders of Balanced Portfolio, Growth Opportunites Portfolio, and Growth & Income Portfolio:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Balanced Portfolio, Growth Opportunities Portfolio, and Growth & Income Portfolio (funds of Variable Insurance Products Fund III) at December 31, 1997, the results of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Variable Insurance Products Fund III's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
Price Waterhouse LLP
Boston, Massachusetts
February 5, 1998
DISTRIBUTIONS


The Board of Trustees of the following funds voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
      LONG TERM
    SHORT TERM LONG TERM CAPITAL GAIN BREAK DOWN
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS CAPITAL GAINS 28% RATE
20% RATE
Investment Grade Bond 2/6/98 2/6/98 $0.59 $0.03 $0.04 13.53% 86.47%
High Income:
 Initial Class 2/7/97 2/7/97 $0.89 $0.06 $0.05 100.00% -
 Initial Class 2/6/98 2/6/98 $0.96 $0.39 $0.22 34.18% 65.82%
 Service Class 2/6/98 2/6/98 $0.96 $0.39 $0.22 34.18% 65.82%
Asset Manager:
 Initial Class 2/7/97 2/7/97 $0.59 $1.12 $0.36 100.00% -
 Initial Class 2/6/98 2/6/98 $0.57 $0.54 $1.17 61.85% 38.15%
 Service Class 2/6/98 2/6/98 $0.57 $0.54 $1.17 61.85% 38.15%
Balanced:
 Initial Class 2/6/98 2/6/98 $0.36 $0.28 $0.27 60.33% 39.67%
 Service Class 2/6/98 2/6/98 $0.36 $0.28 $0.27 60.33% 39.67%
Asset Manager: Growth:
 Initial Class 2/7/97 2/7/97 - $0.01 $0.01 100.00% -
 Initial Class 2/6/98 2/6/98 $0.34 $0.71 $0.88 70.05% 29.95%
 Service Class 2/6/98 2/6/98 $0.34 $0.71 $0.88 70.05% 29.95%
Equity Income:
 Initial Class 2/7/97 2/7/97 $0.36 $0.47 $1.34 100.00% -
 Initial Class 2/6/98 2/6/98 $0.34 $0.68 $0.53 53.78% 46.22%
 Service Class 2/6/98 2/6/98 $0.34 $0.68 $0.53 53.78% 46.22%
Index 500 2/7/97 2/7/97 $1.03 $0.76 $1.33 100.00% -
  2/6/98 2/6/98 $1.36 $1.44 $1.71 26.76% 73.24%
Growth Opportunities:
 Initial Class 2/7/97 2/7/97 $0.25 $0.22 $0.13 100.00% -
 Initial Class 2/6/98 2/6/98 $0.21 $0.25 $0.48 33.64% 66.36%
 Service Class 2/6/98 2/6/98 $0.21 $0.25 $0.48 33.64% 66.36%
Contrafund:
 Initial Class 2/7/97 2/7/97 $0.14 $0.28 $0.09 100.00% -
 Initial Class 2/6/98 2/6/98 $0.14 $0.58 $0.45 41.60% 58.40%
 Service Class 2/6/98 2/6/98 $0.14 $0.58 $0.45 41.60% 58.40%
Overseas:
 Initial Class 2/7/97 2/7/97 $0.33 $0.28 $1.03 100.00% -
 Initial Class 2/6/98 2/6/98 $0.38 $0.33 $0.79 49.64% 50.36%
 Service Class 2/6/98 2/6/98 $0.38 $0.33 $0.79 49.64% 50.36%
Growth:
 Initial Class 2/7/97 2/7/97 $0.21 - $0.94 100.00% -
 Initial Class 2/6/98 2/6/98 $0.19 $1.56 $3.41 45.19% 54.81%
 Service Class 2/6/98 2/6/98 $0.19 $1.56 $3.41 45.19% 54.81%
      LONG TERM
    SHORT TERM LONG TERM CAPITAL GAIN BREAK DOWN
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS CAPITAL GAINS 28% RATE
20% RATE
Growth & Income:
 Initial Class 2/6/98 2/6/98 - $0.07 - - -
 Service Class 2/6/98 2/6/98 - $0.07 - - -


For the Overseas Portfolio, the amounts per share which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are $.40 and $.05, respectively, for the dividend paid February 7, 1997.

The Overseas Portfolio has notified shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Investments Money Management, Inc. (FIMM),
 Merrimack, NH
 MONEY MARKET PORTFOLIO
Fidelity Management & Research (U.K.) Inc.,
 London, England
 HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH, CONTRAFUND, BALANCED, GROWTH OPPORTUNITIES,
 GROWTH & INCOME AND OVERSEAS PORTFOLIOS
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
 HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH, CONTRAFUND, BALANCED, GROWTH OPPORTUNITIES,
 GROWTH & INCOME AND OVERSEAS PORTFOLIOS
Fidelity International Investment Advisors
 Pembroke, Bermuda
 OVERSEAS PORTFOLIO
Fidelity International Investment Advisors (U.K.) Limited
 Kent, England
 OVERSEAS PORTFOLIO
Bankers Trust, New York, NY
 INDEX 500 PORTFOLIO
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Abigail Johnson, VICE PRESIDENT - GROWTH, CONTRAFUND
 AND GROWTH OPPORTUNITIES PORTFOLIOS
Richard A. Spillane, Jr., VICE PRESIDENT - EQUITY INCOME,
 OVERSEAS, BALANCED AND GROWTH & INCOME PORTFOLIOS
Fred L. Henning, Jr., VICE PRESIDENT - INVESTMENT GRADE BOND Robert A. Lawrence, VICE PRESIDENT - INVESTMENT GRADE BOND,
 INDEX 500, ASSET MANAGER, ASSET MANAGER: GROWTH AND
 HIGH INCOME PORTFOLIOS
Bart A. Grenier, VICE PRESIDENT - HIGH INCOME PORTFOLIO Barry J. Coffman, VICE PRESIDENT - HIGH INCOME PORTFOLIO William Danoff, VICE PRESIDENT - CONTRAFUND PORTFOLIO
Kevin E. Grant, VICE PRESIDENT - INVESTMENT GRADE BOND
 AND BALANCED PORTFOLIOS
Richard C. Habermann, VICE PRESIDENT - ASSET MANAGER
 AND ASSET MANAGER: GROWTH PORTFOLIOS
Robert K. Duby, VICE PRESIDENT - MONEY MARKET PORTFOLIO Richard M. Mace, Jr., VICE PRESIDENT - OVERSEAS PORTFOLIO Charles S. Morrison, VICE PRESIDENT - ASSET MANAGER AND
 ASSET MANAGER: GROWTH PORTFOLIOS
Stephen Petersen, VICE PRESIDENT - EQUITY INCOME
Beth Terrana, VICE PRESIDENT - GROWTH & INCOME PORTFOLIO

John Todd, VICE PRESIDENT - ASSET MANAGER AND
 ASSET MANAGER: GROWTH PORTFOLIOS
Jennifer Uhrig, VICE PRESIDENT - GROWTH PORTFOLIO
George Vanderheiden, VICE PRESIDENT -
 GROWTH OPPORTUNITIES PORTFOLIO
Thomas D. Maher, ASSISTANT VICE PRESIDENT -
 MONEY MARKET PORTFOLIO
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Boyce Greer, VICE PRESIDENT - MONEY MARKET PORTFOLIO
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER -
 MONEY MARKET PORTFOLIO
BOARD OF TRUSTEES
Robert C. Pozen **
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA
CUSTODIAN
The Bank of New York, New York, NY
 MONEY MARKET, INVESTMENT GRADE BOND AND
 HIGH INCOME PORTFOLIOS
The Chase Manhattan Bank, New York, NY
 EQUITY-INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH,
 GROWTH & INCOME, BALANCED AND OVERSEAS PORTFOLIOS
Brown Brothers Harriman & Co., Boston, MA
 GROWTH, GROWTH OPPORTUNITIES, AND CONTRAFUND PORTFOLIOS
Bankers Trust, New York, NY
 INDEX 500 PORTFOLIO
* INDEPENDENT TRUSTEES
** BALANCED, GROWTH & INCOME AND GROWTH OPPORTUNITIES PORTFOLIOS ONLY